UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-2.40%	1.21%	3.47%
Class T (incl. 4.00% sales charge) B	-2.39%	1.22%	3.49%
Class B (incl. contingent deferred sales charge) C	-4.07%	0.93%	3.38%
Class C (incl. contingent deferred sales charge) D	-0.12%	1.27%	3.21%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006, and March 31, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2005, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. See footnote A on the previous page for additional information regarding the performance of Class A.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from William Irving, Lead Portfolio Manager: The fund's share classes posted low single-digit gains for the 12 months (excluding sales charges, if applicable), but overall lagged the 2.37% return of the benchmark Barclays 75% U.S. Government/25% U.S MBS Blended Index. Owning Treasury Inflation-Protected Securities (TIPS), which are not in the benchmark, hurt us. TIPS performed poorly as inflation expectations dropped to a five-year low. The fund's performance was hurt also by "pricing basis." The fund is priced daily at 4:00 p.m. Eastern time, while the benchmark is priced at 3:00 p.m. Eastern. This led to pricing dispersion on the final hour of the final day of the review period. In contrast, our focus on certain prepayment-resistant mortgage-backed securities (MBS) proved a plus, more than offsetting the modest amount of ground we lost by slightly overweighting the sector in lieu of comparable Treasuries. For example, our overweighting in high-coupon MBS aided our result. Overweighting reverse-mortgage securities, which can help older homeowners turn a portion of their home equity into cash, was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.76%
Actual		$ 1,000.00	$ 996.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 996.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.48%
Actual		$ 1,000.00	$ 993.10	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.53%
Actual		$ 1,000.00	$ 992.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Government Income	.45%
Actual		$ 1,000.00	$ 998.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 998.10	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	17.1	17.1
1 - 1.99%	23.1	24.3
2 - 2.99%	12.3	10.5
3 - 3.99%	22.4	20.5
4 - 4.99%	13.2	13.9
5 - 5.99%	9.2	9.2
6 - 6.99%	0.7	0.9
7% and above	0.7	0.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	5.9	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.0	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of fund's net assets)
As of August 31, 2015*	As of February 28, 2015**
Mortgage Securities 24.5%	Mortgage Securities 25.7%
CMOs and Other Mortgage Related Securities 24.7%	CMOs and Other Mortgage Related Securities 16.2%
U.S. Treasury Obligations 47.1%	U.S. Treasury Obligations 51.9%
U.S. Government Agency Obligations† 2.8%	U.S. Government Agency Obligations† 2.8%
Foreign Government & Government Agency Obligations 3.6%	Foreign Government & Government Agency Obligations 2.9%
Short-Term Investments and Net Other Assets (Liabilities)†† (2.7)%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

* Foreign investments	3.6%	** Foreign investments	2.9%
* Futures and Swaps	3.2%	** Futures and Swaps	3.8%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 49.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
1.125% 7/20/18	$ 229	$ 229
1.625% 11/27/18	913	924
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,359	1,431
Series 2002-20K Class 1, 5.08% 11/1/22	2,161	2,317
Series 2004-20H Class 1, 5.17% 8/1/24	744	806
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,365
5.25% 9/15/39	2,807	3,445
5.375% 4/1/56	3,438	4,241
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,758
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	58,733	52,833
1.375% 2/15/44	23,946	25,152
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		77,985
U.S. Treasury Obligations - 45.3%
U.S. Treasury Bonds:
2.875% 8/15/45	16,000	15,744
3% 11/15/44	22,500	22,611
3% 5/15/45	63,797	64,249
3.375% 5/15/44	6,265	6,764
3.625% 2/15/44 (e)	27,582	31,186
4.375% 2/15/38	51,154	64,683
5% 5/15/37 (d)	41,142	56,624
U.S. Treasury Notes:
0.375% 10/31/16	66,800	66,704
0.5% 2/28/17	64,339	64,236
0.5% 3/31/17	15,000	14,968
0.5% 4/30/17	49,500	49,371
0.625% 11/15/16	4,315	4,320
0.625% 12/15/16	1,129	1,130
0.625% 12/31/16	62,265	62,318
0.625% 2/15/17	12,000	12,003
0.625% 7/31/17	40,000	39,935
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/31/17	$ 20,000	$ 19,953
0.75% 1/15/17	10,000	10,022
0.75% 6/30/17	3,736	3,738
0.75% 4/15/18	46,723	46,435
0.875% 11/30/16	7,522	7,554
0.875% 1/31/17	704	707
0.875% 5/15/17	15,893	15,944
0.875% 8/15/17	715	717
0.875% 10/15/17	4,191	4,195
0.875% 1/31/18	4,683	4,677
0.875% 7/31/19	6,174	6,056
1% 9/30/16	41,719	41,962
1% 10/31/16	39,991	40,219
1% 5/31/18	58,578	58,531
1% 8/15/18	20,000	19,966
1.25% 11/30/18	35,000	35,076
1.375% 7/31/18	14,780	14,908
1.375% 9/30/18	17,526	17,657
1.375% 2/28/19	69,770	70,048
1.375% 3/31/20	144,474	143,676
1.375% 4/30/20	4,172	4,146
1.375% 8/31/20	25,000	24,813
1.5% 12/31/18	10,768	10,868
1.5% 1/31/19	43,197	43,568
1.5% 1/31/22	59,399	57,988
1.625% 4/30/19	11,603	11,735
1.625% 6/30/19	51,223	51,747
1.625% 12/31/19	41,368	41,643
1.625% 6/30/20	21,692	21,777
1.625% 7/31/20 (b)	30,000	30,100
1.75% 9/30/19	78,340	79,388
1.75% 10/31/20	18,000	18,096
1.75% 2/28/22	5,000	4,953
1.75% 3/31/22	19,942	19,740
1.875% 8/31/17	27,000	27,581
1.875% 9/30/17	67,400	68,865
1.875% 8/31/22	15,000	14,955
2% 5/31/21	10,000	10,119
2% 7/31/22	10,000	10,043
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 8/15/25	$ 15,000	$ 14,713
2.125% 6/30/21	22,000	22,400
2.125% 12/31/21	2,000	2,029
2.125% 6/30/22	51,197	51,860
2.125% 5/15/25	6,000	5,946
2.25% 3/31/21	17,358	17,828
2.25% 4/30/21	32,286	33,130
2.375% 7/31/17	741	764
2.5% 6/30/17	10,000	10,324
2.75% 11/30/16	18,530	19,043
3.125% 1/31/17	39,773	41,180
3.5% 2/15/18	23,836	25,314
4.5% 5/15/17	24,685	26,292
4.75% 8/15/17	12,983	13,985
TOTAL U.S. TREASURY OBLIGATIONS		1,975,820
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5385% 12/7/20 (NCUA Guaranteed) (f)	4,583	4,576
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (f)	3,436	3,442
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,012
TOTAL OTHER GOVERNMENT RELATED		88,030
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,157,352)		2,178,593
U.S. Government Agency - Mortgage Securities - 3.6%

Fannie Mae - 1.8%
1.85% 10/1/33 (f)	186	193
1.885% 2/1/33 (f)	112	117
1.91% 12/1/34 (f)	196	205
1.91% 3/1/35 (f)	96	101
1.915% 11/1/33 (f)	277	291
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
1.931% 10/1/33 (f)	$ 65	$ 68
1.94% 7/1/35 (f)	68	71
2.05% 3/1/35 (f)	16	17
2.149% 3/1/36 (f)	664	701
2.19% 3/1/37 (f)	115	122
2.194% 7/1/34 (f)	118	125
2.273% 3/1/40 (f)	2,140	2,285
2.302% 6/1/36 (f)	189	202
2.334% 7/1/35 (f)	252	267
2.36% 11/1/36 (f)	119	127
2.421% 10/1/33 (f)	133	142
2.458% 3/1/35 (f)	100	107
2.511% 2/1/36 (f)	50	53
2.544% 5/1/36 (f)	182	194
2.557% 6/1/42 (f)	415	429
2.69% 2/1/42 (f)	2,314	2,393
2.758% 1/1/42 (f)	2,206	2,294
2.96% 11/1/40 (f)	244	256
2.982% 9/1/41 (f)	251	261
3% 9/1/45 (c)	20,700	20,789
3% 10/1/45 (c)	20,700	20,738
3.059% 10/1/41 (f)	111	116
3.239% 7/1/41 (f)	418	442
3.309% 10/1/41 (f)	235	247
3.554% 7/1/41 (f)	476	504
4% 2/1/42	488	521
4.5% 7/1/33 to 4/1/39	4,804	5,265
4.5% 9/1/45 (c)	4,800	5,200
5% 7/1/35	10,649	11,792
5.5% 1/1/29	2,275	2,542
6.5% 2/1/17 to 5/1/27	438	493
9.5% 10/1/20	13	14
11.5% 6/15/19 to 1/15/21	3	3
		79,687
Freddie Mac - 0.5%
1.82% 3/1/35 (f)	470	488
2.121% 5/1/37 (f)	323	345
2.394% 10/1/42 (f)	2,460	2,594
2.49% 6/1/35 (f)	456	485
2.506% 2/1/36 (f)	29	31
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.722% 3/1/33 (f)	$ 22	$ 24
2.757% 7/1/36 (f)	371	397
2.798% 7/1/35 (f)	1,216	1,301
3% 11/1/42 to 2/1/43	4,474	4,529
3.091% 9/1/41 (f)	2,412	2,510
3.155% 10/1/35 (f)	180	191
3.22% 9/1/41 (f)	271	284
3.235% 4/1/41 (f)	293	307
3.289% 6/1/41 (f)	311	329
3.444% 5/1/41 (f)	290	304
3.62% 6/1/41 (f)	452	478
3.705% 5/1/41 (f)	386	409
4.5% 5/1/39 to 10/1/41	4,137	4,530
5.5% 7/1/29	46	52
6% 1/1/24	1,784	1,966
9.5% 6/1/18 to 8/1/21	24	26
		21,580
Ginnie Mae - 1.3%
3.5% 9/1/45 (c)	100	104
4.3% 8/20/61 (k)	4,958	5,215
4.649% 2/20/62 (k)	3,412	3,662
4.682% 2/20/62 (k)	4,302	4,609
4.684% 1/20/62 (k)	25,578	27,361
5.47% 8/20/59 (k)	1,685	1,739
5.5% 11/15/35	2,634	2,983
5.612% 4/20/58 (k)	1,470	1,493
6% 6/15/36	5,823	6,779
		53,945
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $153,186)		155,212
Collateralized Mortgage Obligations - 14.2%

U.S. Government Agency - 14.2%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1794% 8/25/31 (f)	130	133
Series 2002-49 Class FB, 0.7996% 11/18/31 (f)	118	119
Series 2002-60 Class FV, 1.1994% 4/25/32 (f)	51	52
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-75 Class FA, 1.1994% 11/25/32 (f)	$ 105	$ 107
Series 2010-15 Class FJ, 1.1294% 6/25/36 (f)	8,297	8,452
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,806	3,039
Series 2005-27 Class NE, 5.5% 5/25/34	2,058	2,134
Series 2005-64 Class PX, 5.5% 6/25/35	2,775	3,041
Series 2005-68 Class CZ, 5.5% 8/25/35	5,673	6,372
Series 2006-45 Class OP, 0% 6/25/36 (i)	1,186	1,053
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,607
Series 2015-5 Class CP, 3% 6/25/43	42,093	43,657
Series 2015-54 Class GA, 2.5% 7/25/45	12,965	13,320
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,373	1,509
Series 2004-91 Class Z, 5% 12/25/34	8,205	9,070
Series 2005-117 Class JN, 4.5% 1/25/36	645	705
Series 2005-14 Class ZB, 5% 3/25/35	2,475	2,737
Series 2006-72 Class CY, 6% 8/25/26	5,377	5,953
Series 2009-59 Class HB, 5% 8/25/39	3,372	3,727
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	584	48
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	877	71
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	5,712	810
Series 2010-39 Class FG, 1.1194% 3/25/36 (f)	5,215	5,347
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,866	137
Series 2012-27 Class EZ, 4.25% 3/25/42	7,980	8,596
Freddie Mac:
floater:
Series 2530 Class FE, 0.7976% 2/15/32 (f)	72	73
Series 2630 Class FL, 0.6976% 6/15/18 (f)	57	57
Series 2682 Class FB, 1.0976% 10/15/33 (f)	4,544	4,636
Series 2711 Class FC, 1.0976% 2/15/33 (f)	2,845	2,897
planned amortization class:
Series 1141 Class G, 9% 9/15/21	60	69
Series 2356 Class GD, 6% 9/15/16	15	16
Series 2376 Class JE, 5.5% 11/15/16	109	111
Series 2381 Class OG, 5.5% 11/15/16	52	53
Series 2672 Class MG, 5% 9/15/23	6,659	7,214
Series 2682 Class LD, 4.5% 10/15/33	777	845
Series 3415 Class PC, 5% 12/15/37	843	910
Series 3763 Class QA, 4% 4/15/34	2,437	2,524
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	$ 3,536	$ 3,627
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,783	12,201
Series 2587 Class AD, 4.71% 3/15/33	5,180	5,574
Series 2773 Class HC, 4.5% 4/15/19	620	646
Series 2877 Class ZD, 5% 10/15/34	9,726	10,717
Series 3007 Class EW, 5.5% 7/15/25	8,067	8,898
Series 3745 Class KV, 4.5% 12/15/26	7,333	8,079
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,770
Series 3843 Class PZ, 5% 4/15/41	2,316	2,729
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6828% 1/20/38 (f)	363	366
Series 2008-73 Class FA, 1.0628% 8/20/38 (f)	2,583	2,636
Series 2008-83 Class FB, 1.1028% 9/20/38 (f)	2,578	2,632
Series 2009-108 Class CF, 0.7976% 11/16/39 (f)	1,709	1,727
Series 2011-H20 Class FA, 0.7382% 9/20/61 (f)(k)	10,852	10,888
Series 2011-H21 Class FA, 0.7882% 10/20/61 (f)(k)	7,338	7,373
Series 2012-H01 Class FA, 0.8882% 11/20/61 (f)(k)	6,142	6,179
Series 2012-H03 Class FA, 0.8882% 1/20/62 (f)(k)	3,803	3,826
Series 2012-H06 Class FA, 0.8182% 1/20/62 (f)(k)	5,818	5,854
Series 2012-H07 Class FA, 0.8182% 3/20/62 (f)(k)	3,487	3,514
Series 2013-H19:
Class FC, 0.7882% 8/20/63 (f)(k)	1,238	1,245
Class FD, 0.7882% 8/20/63 (f)(k)	3,391	3,408
Series 2014-H02 Class FB, 0.8382% 12/20/63 (f)(k)	40,266	40,466
Series 2014-H03 Class FA, 0.7882% 1/20/64 (f)(k)	17,130	17,223
Series 2015-H07 Class FA, 0.3% 3/20/65 (f)(k)	28,047	27,988
Series 2015-H13 Class FL, 0.4682% 5/20/63 (f)(k)	45,007	44,917
Series 2015-H19 Class FA, 0.393% 4/20/63 (f)(k)	43,200	43,119
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	246	249
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,267
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)	18,677	20,146
Series 2010-H17 Class XP, 5.3% 7/20/60 (f)(k)	24,825	26,653
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(k)	$ 18,269	$ 19,673
Series 2012-64 Class KB, 5.7099% 5/20/41 (f)	1,269	1,442
Series 2013-124:
Class ES, 8.3963% 4/20/39 (f)(j)	6,373	7,412
Class ST, 8.5297% 8/20/39 (f)(j)	11,972	14,055
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	17,318	17,747
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (k)	6,645	6,806
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (k)	55,661	57,061
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $616,193)		621,314
Commercial Mortgage Securities - 6.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (f)	550	548
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,100
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,174
Series K009 Class A2, 3.808% 8/25/20	32,528	35,158
Series K034 Class A1, 2.669% 2/25/23	14,765	15,188
Series K717 Class A2, 2.991% 9/25/21	9,506	9,880
Series K032 Class A1, 3.016% 2/25/23	25,691	26,908
Series K039 Class A2, 3.303% 7/25/24	24,645	25,575
Series K042 Class A2, 2.67% 12/25/24	22,200	21,856
Series K047 Class A2, 3.329% 5/25/25	32,284	33,485
Series K501 Class A2, 1.655% 11/25/16	9,638	9,707
Series K716 Class A2, 3.13% 6/25/21	6,500	6,821
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	27,400	28,149
Series K044 Class A2, 2.811% 1/25/25	58,600	58,225
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $303,620)		302,774
Foreign Government and Government Agency Obligations - 3.6%
	Principal Amount (000s)	Value (000s)
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 72,266	$ 87,706
5.5% 12/4/23	48	58
5.5% 4/26/24	6,065	7,406
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,349
3% 6/30/25	19,267	19,618
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,259)		157,137
Fixed-Income Funds - 24.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $996,061)	9,569,826	1,044,642
Cash Equivalents - 3.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15:
(Collateralized by U.S. Government Obligations) # (a)	$ 11,302	11,302
(Collateralized by U.S. Government Obligations) #	131,859	131,858
TOTAL CASH EQUIVALENTS (Cost $143,160)		143,160
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $4,512,831)		4,602,832
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(239,350)
NET ASSETS - 100%		$ 4,363,482
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (20,700)	$ (20,789)
4.5% 9/1/45	(4,800)	(5,200)
TOTAL TBA SALE COMMITMENTS (Proceeds $26,075)		$ (25,989)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
207 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	$ 26,302	$ (170)
350 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	76,464	(116)
156 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	18,632	(89)
407 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	64,471	(770)
TOTAL TREASURY CONTRACTS		$ 185,869	$ (1,145)
The face value of futures purchased as a percentage of net assets is 4.3%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $214,309,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount(1) (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Sep. 2017	$ 11,600	3-month LIBOR	1.5%	$ (59)	$ 0	$ (59)
LCH	Sep. 2020	6,800	3-month LIBOR	2.25%	(126)	0	(126)
CME	Sep. 2025	22,400	2.75%	3-month LIBOR	653	0	653
CME	Sep. 2045	1,100	3%	3-month LIBOR	63	$ 0	$ 63
LCH	Sep. 2045	19,300	3-month LIBOR	3%	(1,217)	0	(1,217)
TOTAL INTEREST RATE SWAPS					$ (686)	$ 0	$ (686)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,465,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,252,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$11,302,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 11,302
$131,858,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 131,858
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 22,562
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 129,953	$ 0	$ 1,044,642	20.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,178,593	$ -	$ 2,178,593	$ -
U.S. Government Agency - Mortgage Securities	155,212	-	155,212	-
Collateralized Mortgage Obligations	621,314	-	621,314	-
Commercial Mortgage Securities	302,774	-	302,774	-
Foreign Government and Government Agency Obligations	157,137	-	157,137	-
Fixed-Income Funds	1,044,642	1,044,642	-	-
Cash Equivalents	143,160	-	143,160	-
Total Investments in Securities:	$ 4,602,832	$ 1,044,642	$ 3,558,190	$ -
Derivative Instruments:
Assets
Swaps	$ 716	$ -	$ 716	$ -
Liabilities
Futures Contracts	$ (1,145)	$ (1,145)	$ -	$ -
Swaps	(1,402)	-	(1,402)	-
Total Liabilities:	$ (2,547)	$ (1,145)	$ (1,402)	$ -
Total Derivative Instruments:	$ (1,831)	$ (1,145)	$ (686)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (25,989)	$ -	$ (25,989)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (1,145)
Swaps (b)	716	(1,402)
Total Value of Derivatives	$ 716	$ (2,547)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $11,081 and repurchase agreements of $143,160) - See accompanying schedule: Unaffiliated issuers (cost $3,516,770)	$ 3,558,190
Fidelity Central Funds (cost $996,061)	1,044,642
Total Investments (cost $4,512,831)		$ 4,602,832
Cash		1
Receivable for investments sold		248
Receivable for TBA sale commitments		26,075
Receivable for fund shares sold		4,671
Interest receivable		12,618
Other receivables		46
Total assets		4,646,491

Liabilities
Payable for investments purchased
Regular delivery	$ 181,734
Delayed delivery	46,843
TBA sale commitments, at value	25,989
Payable for fund shares redeemed	14,832
Distributions payable	181
Accrued management fee	1,121
Distribution and service plan fees payable	131
Payable for daily variation margin for derivative instruments	280
Other affiliated payables	551
Other payables and accrued expenses	45
Collateral on securities loaned, at value	11,302
Total liabilities		283,009

Net Assets		$ 4,363,482
Net Assets consist of:
Paid in capital		$ 4,285,969
Distributions in excess of net investment income		(1,257)
Accumulated undistributed net realized gain (loss) on investments		(9,486)
Net unrealized appreciation (depreciation) on investments		88,256
Net Assets		$ 4,363,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($221,548 ÷ 21,104 shares)	$ 10.50

Maximum offering price per share (100/96.00 of $10.50)	$ 10.94
Class T:
Net Asset Value and redemption price per share ($180,646 ÷ 17,210 shares)	$ 10.50

Maximum offering price per share (100/96.00 of $10.50)	$ 10.94
Class B:
Net Asset Value and offering price per share ($5,890 ÷ 561 shares)A	$ 10.50

Class C:
Net Asset Value and offering price per share ($54,262 ÷ 5,170 shares)A	$ 10.50

Government Income:
Net Asset Value, offering price and redemption price per share ($3,489,132 ÷ 332,903 shares)	$ 10.48

Class I:
Net Asset Value, offering price and redemption price per share ($412,004 ÷ 39,251 shares)	$ 10.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Interest		$ 60,410
Income from Fidelity Central Funds		22,562
Total income		82,972

Expenses
Management fee	$ 13,128
Transfer agent fees	4,750
Distribution and service plan fees	1,735
Fund wide operations fee	1,652
Independent trustees' compensation	18
Miscellaneous	17
Total expenses before reductions	21,300
Net investment income (loss)		61,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,952
Futures contracts	7,745
Swaps	(307)
Total net realized gain (loss)		33,390
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,347)
Futures contracts	(2,587)
Swaps	28
Delayed delivery commitments	353
Total change in net unrealized appreciation (depreciation)		(23,553)
Net gain (loss)		9,837
Net increase (decrease) in net assets resulting from operations		$ 71,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,672	$ 65,951
Net realized gain (loss)	33,390	21,718
Change in net unrealized appreciation (depreciation)	(23,553)	87,347
Net increase (decrease) in net assets resulting from operations	71,509	175,016
Distributions to shareholders from net investment income	(57,747)	(66,200)
Distributions to shareholders from net realized gain	(10,638)	(2,860)
Total distributions	(68,385)	(69,060)
Share transactions - net increase (decrease)	395,805	(454,179)
Total increase (decrease) in net assets	398,929	(348,223)

Net Assets
Beginning of period	3,964,553	4,312,776
End of period (including distributions in excess of net investment income of $1,257 and distributions in excess of net investment income of $6,396, respectively)	$ 4,363,482	$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.126	.138	.105	.141	.015	.199
Net realized and unrealized gain (loss)	.048	.278	(.454)	.327	.199	.108
Total from investment operations	.174	.416	(.349)	.468	.214	.307
Distributions from net investment income	(.116)	(.139)	(.099)	(.135)	(.014)	(.191)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.144)	(.146)	(.421)	(.398)	(.014)	(.447)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70
Total ReturnB, C, D	1.67%	4.10%	(3.29)%	4.39%	2.00%	2.94%
Ratios to Average Net AssetsF, I
Expenses before reductions	.77%	.77%	.77%	.77%	.76%A	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.77%	.76%A	.77%
Expenses net of all reductions	.77%	.77%	.77%	.77%	.76%A	.77%
Net investment income (loss)	1.20%	1.34%	.99%	1.30%	1.61%A	1.88%
Supplemental Data
Net assets, end of period (in millions)	$ 222	$ 246	$ 291	$ 380	$ 345	$ 329
Portfolio turnover rateG	83%	131%	192%	222%	466%A, K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.127	.140	.107	.143	.015	.201
Net realized and unrealized gain (loss)	.048	.277	(.454)	.327	.209	.098
Total from investment operations	.175	.417	(.347)	.470	.224	.299
Distributions from net investment income	(.117)	(.140)	(.101)	(.137)	(.014)	(.193)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.145)	(.147)	(.423)	(.400)	(.014)	(.449)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C, D	1.68%	4.12%	(3.27)%	4.41%	2.10%	2.86%
Ratios to Average Net AssetsF, I
Expenses before reductions	.76%	.76%	.75%	.75%	.75%A	.76%
Expenses net of fee waivers, if any	.76%	.76%	.75%	.75%	.75%A	.76%
Expenses net of all reductions	.76%	.76%	.75%	.75%	.75%A	.76%
Net investment income (loss)	1.20%	1.36%	1.01%	1.32%	1.62%A	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 196	$ 228	$ 309	$ 286	$ 272
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.049	.063	.028	.062	.008	.122
Net realized and unrealized gain (loss)	.049	.278	(.454)	.328	.210	.098
Total from investment operations	.098	.341	(.426)	.390	.218	.220
Distributions from net investment income	(.040)	(.064)	(.022)	(.057)	(.008)	(.114)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.068)	(.071)	(.344)	(.320)	(.008)	(.370)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C, D	.93%	3.36%	(3.99)%	3.64%	2.04%	2.10%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Net investment income (loss)	.46%	.61%	.26%	.58%	.90%A	1.15%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 9	$ 13	$ 20	$ 26	$ 25
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.044	.059	.025	.060	.008	.121
Net realized and unrealized gain (loss)	.048	.278	(.443)	.318	.210	.098
Total from investment operations	.092	.337	(.418)	.378	.218	.219
Distributions from net investment income	(.034)	(.060)	(.020)	(.055)	(.008)	(.113)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.062)	(.067)	(.342)	(.318)	(.008)	(.369)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69
Total ReturnB, C, D	.88%	3.32%	(3.93)%	3.53%	2.04%	2.09%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Expenses net of all reductions	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Net investment income (loss)	.42%	.57%	.24%	.56%	.88%A	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 58	$ 73	$ 98	$ 95	$ 89
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund

Years ended August 31,	2015	2014	2013	2012	2011G	2011I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Income from Investment Operations
Net investment income (loss)D	.159	.171	.138	.175	.018	.233
Net realized and unrealized gain (loss)	.048	.278	(.453)	.328	.199	.108
Total from investment operations	.207	.449	(.315)	.503	.217	.341
Distributions from net investment income	(.149)	(.172)	(.133)	(.170)	(.017)	(.225)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.177)	(.179)	(.455)	(.433)	(.017)	(.481)
Net asset value, end of period	$ 10.48	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68
Total ReturnB, C	1.99%	4.45%	(2.99)%	4.73%	2.03%	3.27%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Net investment income (loss)	1.51%	1.66%	1.31%	1.62%	1.91%A	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 3,489	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167
Portfolio turnover rateF	83%	131%	192%	222%	466%A,J	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011G	2011I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)D	.154	.166	.133	.169	.017	.225
Net realized and unrealized gain (loss)	.048	.277	(.454)	.327	.210	.099
Total from investment operations	.202	.443	(.321)	.496	.227	.324
Distributions from net investment income	(.144)	(.166)	(.127)	(.163)	(.017)	(.218)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.172)	(.173)	(.449)	(.426)	(.017)	(.474)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C	1.94%	4.38%	(3.03)%	4.66%	2.12%	3.10%
Ratios to Average Net AssetsE, H
Expenses before reductions	.50%	.51%	.51%	.51%	.52%A	.52%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.51%	.52%A	.52%
Expenses net of all reductions	.50%	.51%	.51%	.51%	.52%A	.52%
Net investment income (loss)	1.46%	1.61%	1.26%	1.56%	1.84%A	2.13%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 298	$ 296	$ 334	$ 344	$ 344
Portfolio turnover rateF	83%	131%	192%	222%	466%A,J	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,462
Gross unrealized depreciation	(33,811)
Net unrealized appreciation (depreciation) on securities	$ 38,651

Tax cost	$ 4,564,181

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,224
Undistributed long-term capital gain	$ 18,581
Net unrealized appreciation (depreciation) on securities and other investments	$ 37,753

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 61,170	$ 69,060
Long-term Capital Gains	7,215	-
Total	$ 68,385	$ 69,060

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 7,745	$ (2,587)
Purchased Options	(1,266)	1,216
Swaps	(307)	28
Totals (a)	$ 6,172	$ (1,343)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $156,617 and $15,381, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 593	$ 4
Class T	-%	.25%	476	2
Class B	.65%	.25%	67	49
Class C	.75%	.25%	599	46
			$ 1,735	$ 101

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	4
Class B*	4
Class C*	5
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 395.17
Class T	305.16
Class B	19.25
Class C	115.19
Government Income	3,368.10
Class I	548.15
	$ 4,750

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $143.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 2,625	$ 3,486
Class T	2,118	2,832
Class B	28	64
Class C	195	374
Government Income	47,788	54,450
Class I	4,993	4,994
Total	$ 57,747	$ 66,200
From net realized gain
Class A	$ 646	$ 183
Class T	523	147
Class B	22	8
Class C	154	46
Government Income	8,467	2,266
Class I	826	210
Total	$ 10,638	$ 2,860

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	6,410	4,076	$ 67,517	$ 42,098
Reinvestment of distributions	298	333	3,143	3,442
Shares redeemed	(9,109)	(9,464)	(95,762)	(97,492)
Net increase (decrease)	(2,401)	(5,055)	$ (25,102)	$ (51,952)
Class T
Shares sold	5,058	3,767	$ 53,356	$ 38,865
Reinvestment of distributions	244	282	2,573	2,910
Shares redeemed	(6,808)	(7,679)	(71,811)	(79,131)
Net increase (decrease)	(1,506)	(3,630)	$ (15,882)	$ (37,356)
Class B
Shares sold	30	28	$ 319	$ 284
Reinvestment of distributions	4	5	40	54
Shares redeemed	(303)	(468)	(3,186)	(4,813)
Net increase (decrease)	(269)	(435)	$ (2,827)	$ (4,475)
Class C
Shares sold	2,397	725	$ 25,389	$ 7,489
Reinvestment of distributions	27	31	282	321
Shares redeemed	(2,806)	(2,355)	(29,497)	(24,278)
Net increase (decrease)	(382)	(1,599)	$ (3,826)	$ (16,468)
Government Income
Shares sold	102,857	58,390	$ 1,086,736	$ 600,976
Reinvestment of distributions	5,138	5,285	54,081	54,536
Shares redeemed	(77,145)	(96,607)	(811,762)	(993,763)
Net increase (decrease)	30,850	(32,932)	$ 329,055	$ (338,251)
Class I
Shares sold	22,692	9,661	$ 240,263	$ 99,548
Reinvestment of distributions	536	488	5,652	5,040
Shares redeemed	(12,486)	(10,680)	(131,528)	(110,265)
Net increase (decrease)	10,742	(531)	$ 114,387	$ (5,677)

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11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

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Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-
present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

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* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer, and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/12/15	10/09/15	$0.082
Class T	10/12/15	10/09/15	$0.082
Class B	10/12/15	10/09/15	$0.082
Class C	10/12/15	10/09/15	$0.082

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $21,856,234, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,762,225 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVT-UANN-1015
1.834241.108
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class I

(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class I is a class of
Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I A	1.94%	2.30%	4.14%

A The initial offering of Class I shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class I on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Class I.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from William Irving, Lead Portfolio Manager: The fund's share classes posted low single-digit gains for the 12 months (excluding sales charges, if applicable), but overall lagged the 2.37% return of the benchmark Barclays 75% U.S. Government/25% U.S MBS Blended Index. Owning Treasury Inflation-Protected Securities (TIPS), which are not in the benchmark, hurt us. TIPS performed poorly as inflation expectations dropped to a five-year low. The fund's performance was hurt also by "pricing basis." The fund is priced daily at 4:00 p.m. Eastern time, while the benchmark is priced at 3:00 p.m. Eastern. This led to pricing dispersion on the final hour of the final day of the review period. In contrast, our focus on certain prepayment-resistant mortgage-backed securities (MBS) proved a plus, more than offsetting the modest amount of ground we lost by slightly overweighting the sector in lieu of comparable Treasuries. For example, our overweighting in high-coupon MBS aided our result. Overweighting reverse-mortgage securities, which can help older homeowners turn a portion of their home equity into cash, was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.76%
Actual		$ 1,000.00	$ 996.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 996.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.48%
Actual		$ 1,000.00	$ 993.10	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.53%
Actual		$ 1,000.00	$ 992.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Government Income	.45%
Actual		$ 1,000.00	$ 998.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 998.10	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	17.1	17.1
1 - 1.99%	23.1	24.3
2 - 2.99%	12.3	10.5
3 - 3.99%	22.4	20.5
4 - 4.99%	13.2	13.9
5 - 5.99%	9.2	9.2
6 - 6.99%	0.7	0.9
7% and above	0.7	0.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	5.9	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.0	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of fund's net assets)
As of August 31, 2015*	As of February 28, 2015**
Mortgage Securities 24.5%	Mortgage Securities 25.7%
CMOs and Other Mortgage Related Securities 24.7%	CMOs and Other Mortgage Related Securities 16.2%
U.S. Treasury Obligations 47.1%	U.S. Treasury Obligations 51.9%
U.S. Government Agency Obligations† 2.8%	U.S. Government Agency Obligations† 2.8%
Foreign Government & Government Agency Obligations 3.6%	Foreign Government & Government Agency Obligations 2.9%
Short-Term Investments and Net Other Assets (Liabilities)†† (2.7)%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

* Foreign investments	3.6%	** Foreign investments	2.9%
* Futures and Swaps	3.2%	** Futures and Swaps	3.8%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 49.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
1.125% 7/20/18	$ 229	$ 229
1.625% 11/27/18	913	924
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,359	1,431
Series 2002-20K Class 1, 5.08% 11/1/22	2,161	2,317
Series 2004-20H Class 1, 5.17% 8/1/24	744	806
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,365
5.25% 9/15/39	2,807	3,445
5.375% 4/1/56	3,438	4,241
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,758
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	58,733	52,833
1.375% 2/15/44	23,946	25,152
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		77,985
U.S. Treasury Obligations - 45.3%
U.S. Treasury Bonds:
2.875% 8/15/45	16,000	15,744
3% 11/15/44	22,500	22,611
3% 5/15/45	63,797	64,249
3.375% 5/15/44	6,265	6,764
3.625% 2/15/44 (e)	27,582	31,186
4.375% 2/15/38	51,154	64,683
5% 5/15/37 (d)	41,142	56,624
U.S. Treasury Notes:
0.375% 10/31/16	66,800	66,704
0.5% 2/28/17	64,339	64,236
0.5% 3/31/17	15,000	14,968
0.5% 4/30/17	49,500	49,371
0.625% 11/15/16	4,315	4,320
0.625% 12/15/16	1,129	1,130
0.625% 12/31/16	62,265	62,318
0.625% 2/15/17	12,000	12,003
0.625% 7/31/17	40,000	39,935
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/31/17	$ 20,000	$ 19,953
0.75% 1/15/17	10,000	10,022
0.75% 6/30/17	3,736	3,738
0.75% 4/15/18	46,723	46,435
0.875% 11/30/16	7,522	7,554
0.875% 1/31/17	704	707
0.875% 5/15/17	15,893	15,944
0.875% 8/15/17	715	717
0.875% 10/15/17	4,191	4,195
0.875% 1/31/18	4,683	4,677
0.875% 7/31/19	6,174	6,056
1% 9/30/16	41,719	41,962
1% 10/31/16	39,991	40,219
1% 5/31/18	58,578	58,531
1% 8/15/18	20,000	19,966
1.25% 11/30/18	35,000	35,076
1.375% 7/31/18	14,780	14,908
1.375% 9/30/18	17,526	17,657
1.375% 2/28/19	69,770	70,048
1.375% 3/31/20	144,474	143,676
1.375% 4/30/20	4,172	4,146
1.375% 8/31/20	25,000	24,813
1.5% 12/31/18	10,768	10,868
1.5% 1/31/19	43,197	43,568
1.5% 1/31/22	59,399	57,988
1.625% 4/30/19	11,603	11,735
1.625% 6/30/19	51,223	51,747
1.625% 12/31/19	41,368	41,643
1.625% 6/30/20	21,692	21,777
1.625% 7/31/20 (b)	30,000	30,100
1.75% 9/30/19	78,340	79,388
1.75% 10/31/20	18,000	18,096
1.75% 2/28/22	5,000	4,953
1.75% 3/31/22	19,942	19,740
1.875% 8/31/17	27,000	27,581
1.875% 9/30/17	67,400	68,865
1.875% 8/31/22	15,000	14,955
2% 5/31/21	10,000	10,119
2% 7/31/22	10,000	10,043
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 8/15/25	$ 15,000	$ 14,713
2.125% 6/30/21	22,000	22,400
2.125% 12/31/21	2,000	2,029
2.125% 6/30/22	51,197	51,860
2.125% 5/15/25	6,000	5,946
2.25% 3/31/21	17,358	17,828
2.25% 4/30/21	32,286	33,130
2.375% 7/31/17	741	764
2.5% 6/30/17	10,000	10,324
2.75% 11/30/16	18,530	19,043
3.125% 1/31/17	39,773	41,180
3.5% 2/15/18	23,836	25,314
4.5% 5/15/17	24,685	26,292
4.75% 8/15/17	12,983	13,985
TOTAL U.S. TREASURY OBLIGATIONS		1,975,820
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5385% 12/7/20 (NCUA Guaranteed) (f)	4,583	4,576
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (f)	3,436	3,442
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,012
TOTAL OTHER GOVERNMENT RELATED		88,030
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,157,352)		2,178,593
U.S. Government Agency - Mortgage Securities - 3.6%

Fannie Mae - 1.8%
1.85% 10/1/33 (f)	186	193
1.885% 2/1/33 (f)	112	117
1.91% 12/1/34 (f)	196	205
1.91% 3/1/35 (f)	96	101
1.915% 11/1/33 (f)	277	291
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
1.931% 10/1/33 (f)	$ 65	$ 68
1.94% 7/1/35 (f)	68	71
2.05% 3/1/35 (f)	16	17
2.149% 3/1/36 (f)	664	701
2.19% 3/1/37 (f)	115	122
2.194% 7/1/34 (f)	118	125
2.273% 3/1/40 (f)	2,140	2,285
2.302% 6/1/36 (f)	189	202
2.334% 7/1/35 (f)	252	267
2.36% 11/1/36 (f)	119	127
2.421% 10/1/33 (f)	133	142
2.458% 3/1/35 (f)	100	107
2.511% 2/1/36 (f)	50	53
2.544% 5/1/36 (f)	182	194
2.557% 6/1/42 (f)	415	429
2.69% 2/1/42 (f)	2,314	2,393
2.758% 1/1/42 (f)	2,206	2,294
2.96% 11/1/40 (f)	244	256
2.982% 9/1/41 (f)	251	261
3% 9/1/45 (c)	20,700	20,789
3% 10/1/45 (c)	20,700	20,738
3.059% 10/1/41 (f)	111	116
3.239% 7/1/41 (f)	418	442
3.309% 10/1/41 (f)	235	247
3.554% 7/1/41 (f)	476	504
4% 2/1/42	488	521
4.5% 7/1/33 to 4/1/39	4,804	5,265
4.5% 9/1/45 (c)	4,800	5,200
5% 7/1/35	10,649	11,792
5.5% 1/1/29	2,275	2,542
6.5% 2/1/17 to 5/1/27	438	493
9.5% 10/1/20	13	14
11.5% 6/15/19 to 1/15/21	3	3
		79,687
Freddie Mac - 0.5%
1.82% 3/1/35 (f)	470	488
2.121% 5/1/37 (f)	323	345
2.394% 10/1/42 (f)	2,460	2,594
2.49% 6/1/35 (f)	456	485
2.506% 2/1/36 (f)	29	31
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.722% 3/1/33 (f)	$ 22	$ 24
2.757% 7/1/36 (f)	371	397
2.798% 7/1/35 (f)	1,216	1,301
3% 11/1/42 to 2/1/43	4,474	4,529
3.091% 9/1/41 (f)	2,412	2,510
3.155% 10/1/35 (f)	180	191
3.22% 9/1/41 (f)	271	284
3.235% 4/1/41 (f)	293	307
3.289% 6/1/41 (f)	311	329
3.444% 5/1/41 (f)	290	304
3.62% 6/1/41 (f)	452	478
3.705% 5/1/41 (f)	386	409
4.5% 5/1/39 to 10/1/41	4,137	4,530
5.5% 7/1/29	46	52
6% 1/1/24	1,784	1,966
9.5% 6/1/18 to 8/1/21	24	26
		21,580
Ginnie Mae - 1.3%
3.5% 9/1/45 (c)	100	104
4.3% 8/20/61 (k)	4,958	5,215
4.649% 2/20/62 (k)	3,412	3,662
4.682% 2/20/62 (k)	4,302	4,609
4.684% 1/20/62 (k)	25,578	27,361
5.47% 8/20/59 (k)	1,685	1,739
5.5% 11/15/35	2,634	2,983
5.612% 4/20/58 (k)	1,470	1,493
6% 6/15/36	5,823	6,779
		53,945
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $153,186)		155,212
Collateralized Mortgage Obligations - 14.2%

U.S. Government Agency - 14.2%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1794% 8/25/31 (f)	130	133
Series 2002-49 Class FB, 0.7996% 11/18/31 (f)	118	119
Series 2002-60 Class FV, 1.1994% 4/25/32 (f)	51	52
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-75 Class FA, 1.1994% 11/25/32 (f)	$ 105	$ 107
Series 2010-15 Class FJ, 1.1294% 6/25/36 (f)	8,297	8,452
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,806	3,039
Series 2005-27 Class NE, 5.5% 5/25/34	2,058	2,134
Series 2005-64 Class PX, 5.5% 6/25/35	2,775	3,041
Series 2005-68 Class CZ, 5.5% 8/25/35	5,673	6,372
Series 2006-45 Class OP, 0% 6/25/36 (i)	1,186	1,053
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,607
Series 2015-5 Class CP, 3% 6/25/43	42,093	43,657
Series 2015-54 Class GA, 2.5% 7/25/45	12,965	13,320
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,373	1,509
Series 2004-91 Class Z, 5% 12/25/34	8,205	9,070
Series 2005-117 Class JN, 4.5% 1/25/36	645	705
Series 2005-14 Class ZB, 5% 3/25/35	2,475	2,737
Series 2006-72 Class CY, 6% 8/25/26	5,377	5,953
Series 2009-59 Class HB, 5% 8/25/39	3,372	3,727
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	584	48
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	877	71
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	5,712	810
Series 2010-39 Class FG, 1.1194% 3/25/36 (f)	5,215	5,347
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,866	137
Series 2012-27 Class EZ, 4.25% 3/25/42	7,980	8,596
Freddie Mac:
floater:
Series 2530 Class FE, 0.7976% 2/15/32 (f)	72	73
Series 2630 Class FL, 0.6976% 6/15/18 (f)	57	57
Series 2682 Class FB, 1.0976% 10/15/33 (f)	4,544	4,636
Series 2711 Class FC, 1.0976% 2/15/33 (f)	2,845	2,897
planned amortization class:
Series 1141 Class G, 9% 9/15/21	60	69
Series 2356 Class GD, 6% 9/15/16	15	16
Series 2376 Class JE, 5.5% 11/15/16	109	111
Series 2381 Class OG, 5.5% 11/15/16	52	53
Series 2672 Class MG, 5% 9/15/23	6,659	7,214
Series 2682 Class LD, 4.5% 10/15/33	777	845
Series 3415 Class PC, 5% 12/15/37	843	910
Series 3763 Class QA, 4% 4/15/34	2,437	2,524
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	$ 3,536	$ 3,627
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,783	12,201
Series 2587 Class AD, 4.71% 3/15/33	5,180	5,574
Series 2773 Class HC, 4.5% 4/15/19	620	646
Series 2877 Class ZD, 5% 10/15/34	9,726	10,717
Series 3007 Class EW, 5.5% 7/15/25	8,067	8,898
Series 3745 Class KV, 4.5% 12/15/26	7,333	8,079
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,770
Series 3843 Class PZ, 5% 4/15/41	2,316	2,729
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6828% 1/20/38 (f)	363	366
Series 2008-73 Class FA, 1.0628% 8/20/38 (f)	2,583	2,636
Series 2008-83 Class FB, 1.1028% 9/20/38 (f)	2,578	2,632
Series 2009-108 Class CF, 0.7976% 11/16/39 (f)	1,709	1,727
Series 2011-H20 Class FA, 0.7382% 9/20/61 (f)(k)	10,852	10,888
Series 2011-H21 Class FA, 0.7882% 10/20/61 (f)(k)	7,338	7,373
Series 2012-H01 Class FA, 0.8882% 11/20/61 (f)(k)	6,142	6,179
Series 2012-H03 Class FA, 0.8882% 1/20/62 (f)(k)	3,803	3,826
Series 2012-H06 Class FA, 0.8182% 1/20/62 (f)(k)	5,818	5,854
Series 2012-H07 Class FA, 0.8182% 3/20/62 (f)(k)	3,487	3,514
Series 2013-H19:
Class FC, 0.7882% 8/20/63 (f)(k)	1,238	1,245
Class FD, 0.7882% 8/20/63 (f)(k)	3,391	3,408
Series 2014-H02 Class FB, 0.8382% 12/20/63 (f)(k)	40,266	40,466
Series 2014-H03 Class FA, 0.7882% 1/20/64 (f)(k)	17,130	17,223
Series 2015-H07 Class FA, 0.3% 3/20/65 (f)(k)	28,047	27,988
Series 2015-H13 Class FL, 0.4682% 5/20/63 (f)(k)	45,007	44,917
Series 2015-H19 Class FA, 0.393% 4/20/63 (f)(k)	43,200	43,119
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	246	249
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,267
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)	18,677	20,146
Series 2010-H17 Class XP, 5.3% 7/20/60 (f)(k)	24,825	26,653
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(k)	$ 18,269	$ 19,673
Series 2012-64 Class KB, 5.7099% 5/20/41 (f)	1,269	1,442
Series 2013-124:
Class ES, 8.3963% 4/20/39 (f)(j)	6,373	7,412
Class ST, 8.5297% 8/20/39 (f)(j)	11,972	14,055
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	17,318	17,747
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (k)	6,645	6,806
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (k)	55,661	57,061
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $616,193)		621,314
Commercial Mortgage Securities - 6.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (f)	550	548
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,100
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,174
Series K009 Class A2, 3.808% 8/25/20	32,528	35,158
Series K034 Class A1, 2.669% 2/25/23	14,765	15,188
Series K717 Class A2, 2.991% 9/25/21	9,506	9,880
Series K032 Class A1, 3.016% 2/25/23	25,691	26,908
Series K039 Class A2, 3.303% 7/25/24	24,645	25,575
Series K042 Class A2, 2.67% 12/25/24	22,200	21,856
Series K047 Class A2, 3.329% 5/25/25	32,284	33,485
Series K501 Class A2, 1.655% 11/25/16	9,638	9,707
Series K716 Class A2, 3.13% 6/25/21	6,500	6,821
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	27,400	28,149
Series K044 Class A2, 2.811% 1/25/25	58,600	58,225
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $303,620)		302,774
Foreign Government and Government Agency Obligations - 3.6%
	Principal Amount (000s)	Value (000s)
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 72,266	$ 87,706
5.5% 12/4/23	48	58
5.5% 4/26/24	6,065	7,406
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,349
3% 6/30/25	19,267	19,618
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,259)		157,137
Fixed-Income Funds - 24.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $996,061)	9,569,826	1,044,642
Cash Equivalents - 3.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15:
(Collateralized by U.S. Government Obligations) # (a)	$ 11,302	11,302
(Collateralized by U.S. Government Obligations) #	131,859	131,858
TOTAL CASH EQUIVALENTS (Cost $143,160)		143,160
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $4,512,831)		4,602,832
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(239,350)
NET ASSETS - 100%		$ 4,363,482
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (20,700)	$ (20,789)
4.5% 9/1/45	(4,800)	(5,200)
TOTAL TBA SALE COMMITMENTS (Proceeds $26,075)		$ (25,989)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
207 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	$ 26,302	$ (170)
350 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	76,464	(116)
156 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	18,632	(89)
407 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	64,471	(770)
TOTAL TREASURY CONTRACTS		$ 185,869	$ (1,145)
The face value of futures purchased as a percentage of net assets is 4.3%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $214,309,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount(1) (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Sep. 2017	$ 11,600	3-month LIBOR	1.5%	$ (59)	$ 0	$ (59)
LCH	Sep. 2020	6,800	3-month LIBOR	2.25%	(126)	0	(126)
CME	Sep. 2025	22,400	2.75%	3-month LIBOR	653	0	653
CME	Sep. 2045	1,100	3%	3-month LIBOR	63	$ 0	$ 63
LCH	Sep. 2045	19,300	3-month LIBOR	3%	(1,217)	0	(1,217)
TOTAL INTEREST RATE SWAPS					$ (686)	$ 0	$ (686)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,465,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,252,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$11,302,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 11,302
$131,858,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 131,858
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 22,562
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 129,953	$ 0	$ 1,044,642	20.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,178,593	$ -	$ 2,178,593	$ -
U.S. Government Agency - Mortgage Securities	155,212	-	155,212	-
Collateralized Mortgage Obligations	621,314	-	621,314	-
Commercial Mortgage Securities	302,774	-	302,774	-
Foreign Government and Government Agency Obligations	157,137	-	157,137	-
Fixed-Income Funds	1,044,642	1,044,642	-	-
Cash Equivalents	143,160	-	143,160	-
Total Investments in Securities:	$ 4,602,832	$ 1,044,642	$ 3,558,190	$ -
Derivative Instruments:
Assets
Swaps	$ 716	$ -	$ 716	$ -
Liabilities
Futures Contracts	$ (1,145)	$ (1,145)	$ -	$ -
Swaps	(1,402)	-	(1,402)	-
Total Liabilities:	$ (2,547)	$ (1,145)	$ (1,402)	$ -
Total Derivative Instruments:	$ (1,831)	$ (1,145)	$ (686)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (25,989)	$ -	$ (25,989)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (1,145)
Swaps (b)	716	(1,402)
Total Value of Derivatives	$ 716	$ (2,547)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $11,081 and repurchase agreements of $143,160) - See accompanying schedule: Unaffiliated issuers (cost $3,516,770)	$ 3,558,190
Fidelity Central Funds (cost $996,061)	1,044,642
Total Investments (cost $4,512,831)		$ 4,602,832
Cash		1
Receivable for investments sold		248
Receivable for TBA sale commitments		26,075
Receivable for fund shares sold		4,671
Interest receivable		12,618
Other receivables		46
Total assets		4,646,491

Liabilities
Payable for investments purchased
Regular delivery	$ 181,734
Delayed delivery	46,843
TBA sale commitments, at value	25,989
Payable for fund shares redeemed	14,832
Distributions payable	181
Accrued management fee	1,121
Distribution and service plan fees payable	131
Payable for daily variation margin for derivative instruments	280
Other affiliated payables	551
Other payables and accrued expenses	45
Collateral on securities loaned, at value	11,302
Total liabilities		283,009

Net Assets		$ 4,363,482
Net Assets consist of:
Paid in capital		$ 4,285,969
Distributions in excess of net investment income		(1,257)
Accumulated undistributed net realized gain (loss) on investments		(9,486)
Net unrealized appreciation (depreciation) on investments		88,256
Net Assets		$ 4,363,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($221,548 ÷ 21,104 shares)	$ 10.50

Maximum offering price per share (100/96.00 of $10.50)	$ 10.94
Class T:
Net Asset Value and redemption price per share ($180,646 ÷ 17,210 shares)	$ 10.50

Maximum offering price per share (100/96.00 of $10.50)	$ 10.94
Class B:
Net Asset Value and offering price per share ($5,890 ÷ 561 shares)A	$ 10.50

Class C:
Net Asset Value and offering price per share ($54,262 ÷ 5,170 shares)A	$ 10.50

Government Income:
Net Asset Value, offering price and redemption price per share ($3,489,132 ÷ 332,903 shares)	$ 10.48

Class I:
Net Asset Value, offering price and redemption price per share ($412,004 ÷ 39,251 shares)	$ 10.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Interest		$ 60,410
Income from Fidelity Central Funds		22,562
Total income		82,972

Expenses
Management fee	$ 13,128
Transfer agent fees	4,750
Distribution and service plan fees	1,735
Fund wide operations fee	1,652
Independent trustees' compensation	18
Miscellaneous	17
Total expenses before reductions	21,300
Net investment income (loss)		61,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,952
Futures contracts	7,745
Swaps	(307)
Total net realized gain (loss)		33,390
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,347)
Futures contracts	(2,587)
Swaps	28
Delayed delivery commitments	353
Total change in net unrealized appreciation (depreciation)		(23,553)
Net gain (loss)		9,837
Net increase (decrease) in net assets resulting from operations		$ 71,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,672	$ 65,951
Net realized gain (loss)	33,390	21,718
Change in net unrealized appreciation (depreciation)	(23,553)	87,347
Net increase (decrease) in net assets resulting from operations	71,509	175,016
Distributions to shareholders from net investment income	(57,747)	(66,200)
Distributions to shareholders from net realized gain	(10,638)	(2,860)
Total distributions	(68,385)	(69,060)
Share transactions - net increase (decrease)	395,805	(454,179)
Total increase (decrease) in net assets	398,929	(348,223)

Net Assets
Beginning of period	3,964,553	4,312,776
End of period (including distributions in excess of net investment income of $1,257 and distributions in excess of net investment income of $6,396, respectively)	$ 4,363,482	$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.126	.138	.105	.141	.015	.199
Net realized and unrealized gain (loss)	.048	.278	(.454)	.327	.199	.108
Total from investment operations	.174	.416	(.349)	.468	.214	.307
Distributions from net investment income	(.116)	(.139)	(.099)	(.135)	(.014)	(.191)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.144)	(.146)	(.421)	(.398)	(.014)	(.447)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70
Total ReturnB, C, D	1.67%	4.10%	(3.29)%	4.39%	2.00%	2.94%
Ratios to Average Net AssetsF, I
Expenses before reductions	.77%	.77%	.77%	.77%	.76%A	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.77%	.76%A	.77%
Expenses net of all reductions	.77%	.77%	.77%	.77%	.76%A	.77%
Net investment income (loss)	1.20%	1.34%	.99%	1.30%	1.61%A	1.88%
Supplemental Data
Net assets, end of period (in millions)	$ 222	$ 246	$ 291	$ 380	$ 345	$ 329
Portfolio turnover rateG	83%	131%	192%	222%	466%A, K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.127	.140	.107	.143	.015	.201
Net realized and unrealized gain (loss)	.048	.277	(.454)	.327	.209	.098
Total from investment operations	.175	.417	(.347)	.470	.224	.299
Distributions from net investment income	(.117)	(.140)	(.101)	(.137)	(.014)	(.193)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.145)	(.147)	(.423)	(.400)	(.014)	(.449)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C, D	1.68%	4.12%	(3.27)%	4.41%	2.10%	2.86%
Ratios to Average Net AssetsF, I
Expenses before reductions	.76%	.76%	.75%	.75%	.75%A	.76%
Expenses net of fee waivers, if any	.76%	.76%	.75%	.75%	.75%A	.76%
Expenses net of all reductions	.76%	.76%	.75%	.75%	.75%A	.76%
Net investment income (loss)	1.20%	1.36%	1.01%	1.32%	1.62%A	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 196	$ 228	$ 309	$ 286	$ 272
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.049	.063	.028	.062	.008	.122
Net realized and unrealized gain (loss)	.049	.278	(.454)	.328	.210	.098
Total from investment operations	.098	.341	(.426)	.390	.218	.220
Distributions from net investment income	(.040)	(.064)	(.022)	(.057)	(.008)	(.114)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.068)	(.071)	(.344)	(.320)	(.008)	(.370)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C, D	.93%	3.36%	(3.99)%	3.64%	2.04%	2.10%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Net investment income (loss)	.46%	.61%	.26%	.58%	.90%A	1.15%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 9	$ 13	$ 20	$ 26	$ 25
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.044	.059	.025	.060	.008	.121
Net realized and unrealized gain (loss)	.048	.278	(.443)	.318	.210	.098
Total from investment operations	.092	.337	(.418)	.378	.218	.219
Distributions from net investment income	(.034)	(.060)	(.020)	(.055)	(.008)	(.113)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.062)	(.067)	(.342)	(.318)	(.008)	(.369)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69
Total ReturnB, C, D	.88%	3.32%	(3.93)%	3.53%	2.04%	2.09%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Expenses net of all reductions	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Net investment income (loss)	.42%	.57%	.24%	.56%	.88%A	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 58	$ 73	$ 98	$ 95	$ 89
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund

Years ended August 31,	2015	2014	2013	2012	2011G	2011I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Income from Investment Operations
Net investment income (loss)D	.159	.171	.138	.175	.018	.233
Net realized and unrealized gain (loss)	.048	.278	(.453)	.328	.199	.108
Total from investment operations	.207	.449	(.315)	.503	.217	.341
Distributions from net investment income	(.149)	(.172)	(.133)	(.170)	(.017)	(.225)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.177)	(.179)	(.455)	(.433)	(.017)	(.481)
Net asset value, end of period	$ 10.48	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68
Total ReturnB, C	1.99%	4.45%	(2.99)%	4.73%	2.03%	3.27%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Net investment income (loss)	1.51%	1.66%	1.31%	1.62%	1.91%A	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 3,489	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167
Portfolio turnover rateF	83%	131%	192%	222%	466%A,J	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011G	2011I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)D	.154	.166	.133	.169	.017	.225
Net realized and unrealized gain (loss)	.048	.277	(.454)	.327	.210	.099
Total from investment operations	.202	.443	(.321)	.496	.227	.324
Distributions from net investment income	(.144)	(.166)	(.127)	(.163)	(.017)	(.218)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.172)	(.173)	(.449)	(.426)	(.017)	(.474)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C	1.94%	4.38%	(3.03)%	4.66%	2.12%	3.10%
Ratios to Average Net AssetsE, H
Expenses before reductions	.50%	.51%	.51%	.51%	.52%A	.52%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.51%	.52%A	.52%
Expenses net of all reductions	.50%	.51%	.51%	.51%	.52%A	.52%
Net investment income (loss)	1.46%	1.61%	1.26%	1.56%	1.84%A	2.13%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 298	$ 296	$ 334	$ 344	$ 344
Portfolio turnover rateF	83%	131%	192%	222%	466%A,J	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,462
Gross unrealized depreciation	(33,811)
Net unrealized appreciation (depreciation) on securities	$ 38,651

Tax cost	$ 4,564,181

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,224
Undistributed long-term capital gain	$ 18,581
Net unrealized appreciation (depreciation) on securities and other investments	$ 37,753

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 61,170	$ 69,060
Long-term Capital Gains	7,215	-
Total	$ 68,385	$ 69,060

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 7,745	$ (2,587)
Purchased Options	(1,266)	1,216
Swaps	(307)	28
Totals (a)	$ 6,172	$ (1,343)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $156,617 and $15,381, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 593	$ 4
Class T	-%	.25%	476	2
Class B	.65%	.25%	67	49
Class C	.75%	.25%	599	46
			$ 1,735	$ 101

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	4
Class B*	4
Class C*	5
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 395.17
Class T	305.16
Class B	19.25
Class C	115.19
Government Income	3,368.10
Class I	548.15
	$ 4,750

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $143.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 2,625	$ 3,486
Class T	2,118	2,832
Class B	28	64
Class C	195	374
Government Income	47,788	54,450
Class I	4,993	4,994
Total	$ 57,747	$ 66,200
From net realized gain
Class A	$ 646	$ 183
Class T	523	147
Class B	22	8
Class C	154	46
Government Income	8,467	2,266
Class I	826	210
Total	$ 10,638	$ 2,860

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	6,410	4,076	$ 67,517	$ 42,098
Reinvestment of distributions	298	333	3,143	3,442
Shares redeemed	(9,109)	(9,464)	(95,762)	(97,492)
Net increase (decrease)	(2,401)	(5,055)	$ (25,102)	$ (51,952)
Class T
Shares sold	5,058	3,767	$ 53,356	$ 38,865
Reinvestment of distributions	244	282	2,573	2,910
Shares redeemed	(6,808)	(7,679)	(71,811)	(79,131)
Net increase (decrease)	(1,506)	(3,630)	$ (15,882)	$ (37,356)
Class B
Shares sold	30	28	$ 319	$ 284
Reinvestment of distributions	4	5	40	54
Shares redeemed	(303)	(468)	(3,186)	(4,813)
Net increase (decrease)	(269)	(435)	$ (2,827)	$ (4,475)
Class C
Shares sold	2,397	725	$ 25,389	$ 7,489
Reinvestment of distributions	27	31	282	321
Shares redeemed	(2,806)	(2,355)	(29,497)	(24,278)
Net increase (decrease)	(382)	(1,599)	$ (3,826)	$ (16,468)
Government Income
Shares sold	102,857	58,390	$ 1,086,736	$ 600,976
Reinvestment of distributions	5,138	5,285	54,081	54,536
Shares redeemed	(77,145)	(96,607)	(811,762)	(993,763)
Net increase (decrease)	30,850	(32,932)	$ 329,055	$ (338,251)
Class I
Shares sold	22,692	9,661	$ 240,263	$ 99,548
Reinvestment of distributions	536	488	5,652	5,040
Shares redeemed	(12,486)	(10,680)	(131,528)	(110,265)
Net increase (decrease)	10,742	(531)	$ 114,387	$ (5,677)

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-
present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer, and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class I	10/12/15	10/09/15	$0.082

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $21,856,234, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,762,225 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVTI-UANN-1015
1.834231.108
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity®

Government Income

Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	1.99%	2.35%	4.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from William Irving, Lead Portfolio Manager: The fund's share classes posted low single-digit gains for the 12 months (excluding sales charges, if applicable), but overall lagged the 2.37% return of the benchmark Barclays 75% U.S. Government/25% U.S MBS Blended Index. Owning Treasury Inflation-Protected Securities (TIPS), which are not in the benchmark, hurt us. TIPS performed poorly as inflation expectations dropped to a five-year low. The fund's performance was hurt also by "pricing basis." The fund is priced daily at 4:00 p.m. Eastern time, while the benchmark is priced at 3:00 p.m. Eastern. This led to pricing dispersion on the final hour of the final day of the review period. In contrast, our focus on certain prepayment-resistant mortgage-backed securities (MBS) proved a plus, more than offsetting the modest amount of ground we lost by slightly overweighting the sector in lieu of comparable Treasuries. For example, our overweighting in high-coupon MBS aided our result. Overweighting reverse-mortgage securities, which can help older homeowners turn a portion of their home equity into cash, was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.76%
Actual		$ 1,000.00	$ 996.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 996.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.48%
Actual		$ 1,000.00	$ 993.10	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.53%
Actual		$ 1,000.00	$ 992.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Government Income	.45%
Actual		$ 1,000.00	$ 998.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 998.10	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	17.1	17.1
1 - 1.99%	23.1	24.3
2 - 2.99%	12.3	10.5
3 - 3.99%	22.4	20.5
4 - 4.99%	13.2	13.9
5 - 5.99%	9.2	9.2
6 - 6.99%	0.7	0.9
7% and above	0.7	0.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	5.9	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.0	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of fund's net assets)
As of August 31, 2015*	As of February 28, 2015**
Mortgage Securities 24.5%	Mortgage Securities 25.7%
CMOs and Other Mortgage Related Securities 24.7%	CMOs and Other Mortgage Related Securities 16.2%
U.S. Treasury Obligations 47.1%	U.S. Treasury Obligations 51.9%
U.S. Government Agency Obligations† 2.8%	U.S. Government Agency Obligations† 2.8%
Foreign Government & Government Agency Obligations 3.6%	Foreign Government & Government Agency Obligations 2.9%
Short-Term Investments and Net Other Assets (Liabilities)†† (2.7)%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

* Foreign investments	3.6%	** Foreign investments	2.9%
* Futures and Swaps	3.2%	** Futures and Swaps	3.8%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 49.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
1.125% 7/20/18	$ 229	$ 229
1.625% 11/27/18	913	924
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,359	1,431
Series 2002-20K Class 1, 5.08% 11/1/22	2,161	2,317
Series 2004-20H Class 1, 5.17% 8/1/24	744	806
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,365
5.25% 9/15/39	2,807	3,445
5.375% 4/1/56	3,438	4,241
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,758
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	58,733	52,833
1.375% 2/15/44	23,946	25,152
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		77,985
U.S. Treasury Obligations - 45.3%
U.S. Treasury Bonds:
2.875% 8/15/45	16,000	15,744
3% 11/15/44	22,500	22,611
3% 5/15/45	63,797	64,249
3.375% 5/15/44	6,265	6,764
3.625% 2/15/44 (e)	27,582	31,186
4.375% 2/15/38	51,154	64,683
5% 5/15/37 (d)	41,142	56,624
U.S. Treasury Notes:
0.375% 10/31/16	66,800	66,704
0.5% 2/28/17	64,339	64,236
0.5% 3/31/17	15,000	14,968
0.5% 4/30/17	49,500	49,371
0.625% 11/15/16	4,315	4,320
0.625% 12/15/16	1,129	1,130
0.625% 12/31/16	62,265	62,318
0.625% 2/15/17	12,000	12,003
0.625% 7/31/17	40,000	39,935
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/31/17	$ 20,000	$ 19,953
0.75% 1/15/17	10,000	10,022
0.75% 6/30/17	3,736	3,738
0.75% 4/15/18	46,723	46,435
0.875% 11/30/16	7,522	7,554
0.875% 1/31/17	704	707
0.875% 5/15/17	15,893	15,944
0.875% 8/15/17	715	717
0.875% 10/15/17	4,191	4,195
0.875% 1/31/18	4,683	4,677
0.875% 7/31/19	6,174	6,056
1% 9/30/16	41,719	41,962
1% 10/31/16	39,991	40,219
1% 5/31/18	58,578	58,531
1% 8/15/18	20,000	19,966
1.25% 11/30/18	35,000	35,076
1.375% 7/31/18	14,780	14,908
1.375% 9/30/18	17,526	17,657
1.375% 2/28/19	69,770	70,048
1.375% 3/31/20	144,474	143,676
1.375% 4/30/20	4,172	4,146
1.375% 8/31/20	25,000	24,813
1.5% 12/31/18	10,768	10,868
1.5% 1/31/19	43,197	43,568
1.5% 1/31/22	59,399	57,988
1.625% 4/30/19	11,603	11,735
1.625% 6/30/19	51,223	51,747
1.625% 12/31/19	41,368	41,643
1.625% 6/30/20	21,692	21,777
1.625% 7/31/20 (b)	30,000	30,100
1.75% 9/30/19	78,340	79,388
1.75% 10/31/20	18,000	18,096
1.75% 2/28/22	5,000	4,953
1.75% 3/31/22	19,942	19,740
1.875% 8/31/17	27,000	27,581
1.875% 9/30/17	67,400	68,865
1.875% 8/31/22	15,000	14,955
2% 5/31/21	10,000	10,119
2% 7/31/22	10,000	10,043
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 8/15/25	$ 15,000	$ 14,713
2.125% 6/30/21	22,000	22,400
2.125% 12/31/21	2,000	2,029
2.125% 6/30/22	51,197	51,860
2.125% 5/15/25	6,000	5,946
2.25% 3/31/21	17,358	17,828
2.25% 4/30/21	32,286	33,130
2.375% 7/31/17	741	764
2.5% 6/30/17	10,000	10,324
2.75% 11/30/16	18,530	19,043
3.125% 1/31/17	39,773	41,180
3.5% 2/15/18	23,836	25,314
4.5% 5/15/17	24,685	26,292
4.75% 8/15/17	12,983	13,985
TOTAL U.S. TREASURY OBLIGATIONS		1,975,820
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5385% 12/7/20 (NCUA Guaranteed) (f)	4,583	4,576
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (f)	3,436	3,442
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,012
TOTAL OTHER GOVERNMENT RELATED		88,030
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,157,352)		2,178,593
U.S. Government Agency - Mortgage Securities - 3.6%

Fannie Mae - 1.8%
1.85% 10/1/33 (f)	186	193
1.885% 2/1/33 (f)	112	117
1.91% 12/1/34 (f)	196	205
1.91% 3/1/35 (f)	96	101
1.915% 11/1/33 (f)	277	291
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
1.931% 10/1/33 (f)	$ 65	$ 68
1.94% 7/1/35 (f)	68	71
2.05% 3/1/35 (f)	16	17
2.149% 3/1/36 (f)	664	701
2.19% 3/1/37 (f)	115	122
2.194% 7/1/34 (f)	118	125
2.273% 3/1/40 (f)	2,140	2,285
2.302% 6/1/36 (f)	189	202
2.334% 7/1/35 (f)	252	267
2.36% 11/1/36 (f)	119	127
2.421% 10/1/33 (f)	133	142
2.458% 3/1/35 (f)	100	107
2.511% 2/1/36 (f)	50	53
2.544% 5/1/36 (f)	182	194
2.557% 6/1/42 (f)	415	429
2.69% 2/1/42 (f)	2,314	2,393
2.758% 1/1/42 (f)	2,206	2,294
2.96% 11/1/40 (f)	244	256
2.982% 9/1/41 (f)	251	261
3% 9/1/45 (c)	20,700	20,789
3% 10/1/45 (c)	20,700	20,738
3.059% 10/1/41 (f)	111	116
3.239% 7/1/41 (f)	418	442
3.309% 10/1/41 (f)	235	247
3.554% 7/1/41 (f)	476	504
4% 2/1/42	488	521
4.5% 7/1/33 to 4/1/39	4,804	5,265
4.5% 9/1/45 (c)	4,800	5,200
5% 7/1/35	10,649	11,792
5.5% 1/1/29	2,275	2,542
6.5% 2/1/17 to 5/1/27	438	493
9.5% 10/1/20	13	14
11.5% 6/15/19 to 1/15/21	3	3
		79,687
Freddie Mac - 0.5%
1.82% 3/1/35 (f)	470	488
2.121% 5/1/37 (f)	323	345
2.394% 10/1/42 (f)	2,460	2,594
2.49% 6/1/35 (f)	456	485
2.506% 2/1/36 (f)	29	31
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.722% 3/1/33 (f)	$ 22	$ 24
2.757% 7/1/36 (f)	371	397
2.798% 7/1/35 (f)	1,216	1,301
3% 11/1/42 to 2/1/43	4,474	4,529
3.091% 9/1/41 (f)	2,412	2,510
3.155% 10/1/35 (f)	180	191
3.22% 9/1/41 (f)	271	284
3.235% 4/1/41 (f)	293	307
3.289% 6/1/41 (f)	311	329
3.444% 5/1/41 (f)	290	304
3.62% 6/1/41 (f)	452	478
3.705% 5/1/41 (f)	386	409
4.5% 5/1/39 to 10/1/41	4,137	4,530
5.5% 7/1/29	46	52
6% 1/1/24	1,784	1,966
9.5% 6/1/18 to 8/1/21	24	26
		21,580
Ginnie Mae - 1.3%
3.5% 9/1/45 (c)	100	104
4.3% 8/20/61 (k)	4,958	5,215
4.649% 2/20/62 (k)	3,412	3,662
4.682% 2/20/62 (k)	4,302	4,609
4.684% 1/20/62 (k)	25,578	27,361
5.47% 8/20/59 (k)	1,685	1,739
5.5% 11/15/35	2,634	2,983
5.612% 4/20/58 (k)	1,470	1,493
6% 6/15/36	5,823	6,779
		53,945
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $153,186)		155,212
Collateralized Mortgage Obligations - 14.2%

U.S. Government Agency - 14.2%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1794% 8/25/31 (f)	130	133
Series 2002-49 Class FB, 0.7996% 11/18/31 (f)	118	119
Series 2002-60 Class FV, 1.1994% 4/25/32 (f)	51	52
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-75 Class FA, 1.1994% 11/25/32 (f)	$ 105	$ 107
Series 2010-15 Class FJ, 1.1294% 6/25/36 (f)	8,297	8,452
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,806	3,039
Series 2005-27 Class NE, 5.5% 5/25/34	2,058	2,134
Series 2005-64 Class PX, 5.5% 6/25/35	2,775	3,041
Series 2005-68 Class CZ, 5.5% 8/25/35	5,673	6,372
Series 2006-45 Class OP, 0% 6/25/36 (i)	1,186	1,053
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,607
Series 2015-5 Class CP, 3% 6/25/43	42,093	43,657
Series 2015-54 Class GA, 2.5% 7/25/45	12,965	13,320
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,373	1,509
Series 2004-91 Class Z, 5% 12/25/34	8,205	9,070
Series 2005-117 Class JN, 4.5% 1/25/36	645	705
Series 2005-14 Class ZB, 5% 3/25/35	2,475	2,737
Series 2006-72 Class CY, 6% 8/25/26	5,377	5,953
Series 2009-59 Class HB, 5% 8/25/39	3,372	3,727
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	584	48
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	877	71
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	5,712	810
Series 2010-39 Class FG, 1.1194% 3/25/36 (f)	5,215	5,347
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,866	137
Series 2012-27 Class EZ, 4.25% 3/25/42	7,980	8,596
Freddie Mac:
floater:
Series 2530 Class FE, 0.7976% 2/15/32 (f)	72	73
Series 2630 Class FL, 0.6976% 6/15/18 (f)	57	57
Series 2682 Class FB, 1.0976% 10/15/33 (f)	4,544	4,636
Series 2711 Class FC, 1.0976% 2/15/33 (f)	2,845	2,897
planned amortization class:
Series 1141 Class G, 9% 9/15/21	60	69
Series 2356 Class GD, 6% 9/15/16	15	16
Series 2376 Class JE, 5.5% 11/15/16	109	111
Series 2381 Class OG, 5.5% 11/15/16	52	53
Series 2672 Class MG, 5% 9/15/23	6,659	7,214
Series 2682 Class LD, 4.5% 10/15/33	777	845
Series 3415 Class PC, 5% 12/15/37	843	910
Series 3763 Class QA, 4% 4/15/34	2,437	2,524
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	$ 3,536	$ 3,627
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,783	12,201
Series 2587 Class AD, 4.71% 3/15/33	5,180	5,574
Series 2773 Class HC, 4.5% 4/15/19	620	646
Series 2877 Class ZD, 5% 10/15/34	9,726	10,717
Series 3007 Class EW, 5.5% 7/15/25	8,067	8,898
Series 3745 Class KV, 4.5% 12/15/26	7,333	8,079
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,770
Series 3843 Class PZ, 5% 4/15/41	2,316	2,729
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6828% 1/20/38 (f)	363	366
Series 2008-73 Class FA, 1.0628% 8/20/38 (f)	2,583	2,636
Series 2008-83 Class FB, 1.1028% 9/20/38 (f)	2,578	2,632
Series 2009-108 Class CF, 0.7976% 11/16/39 (f)	1,709	1,727
Series 2011-H20 Class FA, 0.7382% 9/20/61 (f)(k)	10,852	10,888
Series 2011-H21 Class FA, 0.7882% 10/20/61 (f)(k)	7,338	7,373
Series 2012-H01 Class FA, 0.8882% 11/20/61 (f)(k)	6,142	6,179
Series 2012-H03 Class FA, 0.8882% 1/20/62 (f)(k)	3,803	3,826
Series 2012-H06 Class FA, 0.8182% 1/20/62 (f)(k)	5,818	5,854
Series 2012-H07 Class FA, 0.8182% 3/20/62 (f)(k)	3,487	3,514
Series 2013-H19:
Class FC, 0.7882% 8/20/63 (f)(k)	1,238	1,245
Class FD, 0.7882% 8/20/63 (f)(k)	3,391	3,408
Series 2014-H02 Class FB, 0.8382% 12/20/63 (f)(k)	40,266	40,466
Series 2014-H03 Class FA, 0.7882% 1/20/64 (f)(k)	17,130	17,223
Series 2015-H07 Class FA, 0.3% 3/20/65 (f)(k)	28,047	27,988
Series 2015-H13 Class FL, 0.4682% 5/20/63 (f)(k)	45,007	44,917
Series 2015-H19 Class FA, 0.393% 4/20/63 (f)(k)	43,200	43,119
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	246	249
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,267
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)	18,677	20,146
Series 2010-H17 Class XP, 5.3% 7/20/60 (f)(k)	24,825	26,653
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(k)	$ 18,269	$ 19,673
Series 2012-64 Class KB, 5.7099% 5/20/41 (f)	1,269	1,442
Series 2013-124:
Class ES, 8.3963% 4/20/39 (f)(j)	6,373	7,412
Class ST, 8.5297% 8/20/39 (f)(j)	11,972	14,055
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	17,318	17,747
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (k)	6,645	6,806
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (k)	55,661	57,061
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $616,193)		621,314
Commercial Mortgage Securities - 6.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (f)	550	548
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,100
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,174
Series K009 Class A2, 3.808% 8/25/20	32,528	35,158
Series K034 Class A1, 2.669% 2/25/23	14,765	15,188
Series K717 Class A2, 2.991% 9/25/21	9,506	9,880
Series K032 Class A1, 3.016% 2/25/23	25,691	26,908
Series K039 Class A2, 3.303% 7/25/24	24,645	25,575
Series K042 Class A2, 2.67% 12/25/24	22,200	21,856
Series K047 Class A2, 3.329% 5/25/25	32,284	33,485
Series K501 Class A2, 1.655% 11/25/16	9,638	9,707
Series K716 Class A2, 3.13% 6/25/21	6,500	6,821
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	27,400	28,149
Series K044 Class A2, 2.811% 1/25/25	58,600	58,225
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $303,620)		302,774
Foreign Government and Government Agency Obligations - 3.6%
	Principal Amount (000s)	Value (000s)
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 72,266	$ 87,706
5.5% 12/4/23	48	58
5.5% 4/26/24	6,065	7,406
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,349
3% 6/30/25	19,267	19,618
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,259)		157,137
Fixed-Income Funds - 24.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $996,061)	9,569,826	1,044,642
Cash Equivalents - 3.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15:
(Collateralized by U.S. Government Obligations) # (a)	$ 11,302	11,302
(Collateralized by U.S. Government Obligations) #	131,859	131,858
TOTAL CASH EQUIVALENTS (Cost $143,160)		143,160
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $4,512,831)		4,602,832
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(239,350)
NET ASSETS - 100%		$ 4,363,482
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (20,700)	$ (20,789)
4.5% 9/1/45	(4,800)	(5,200)
TOTAL TBA SALE COMMITMENTS (Proceeds $26,075)		$ (25,989)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
207 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	$ 26,302	$ (170)
350 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	76,464	(116)
156 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	18,632	(89)
407 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	64,471	(770)
TOTAL TREASURY CONTRACTS		$ 185,869	$ (1,145)
The face value of futures purchased as a percentage of net assets is 4.3%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $214,309,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount(1) (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Sep. 2017	$ 11,600	3-month LIBOR	1.5%	$ (59)	$ 0	$ (59)
LCH	Sep. 2020	6,800	3-month LIBOR	2.25%	(126)	0	(126)
CME	Sep. 2025	22,400	2.75%	3-month LIBOR	653	0	653
CME	Sep. 2045	1,100	3%	3-month LIBOR	63	$ 0	$ 63
LCH	Sep. 2045	19,300	3-month LIBOR	3%	(1,217)	0	(1,217)
TOTAL INTEREST RATE SWAPS					$ (686)	$ 0	$ (686)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,465,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,252,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$11,302,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 11,302
$131,858,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 131,858
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 22,562
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 129,953	$ 0	$ 1,044,642	20.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,178,593	$ -	$ 2,178,593	$ -
U.S. Government Agency - Mortgage Securities	155,212	-	155,212	-
Collateralized Mortgage Obligations	621,314	-	621,314	-
Commercial Mortgage Securities	302,774	-	302,774	-
Foreign Government and Government Agency Obligations	157,137	-	157,137	-
Fixed-Income Funds	1,044,642	1,044,642	-	-
Cash Equivalents	143,160	-	143,160	-
Total Investments in Securities:	$ 4,602,832	$ 1,044,642	$ 3,558,190	$ -
Derivative Instruments:
Assets
Swaps	$ 716	$ -	$ 716	$ -
Liabilities
Futures Contracts	$ (1,145)	$ (1,145)	$ -	$ -
Swaps	(1,402)	-	(1,402)	-
Total Liabilities:	$ (2,547)	$ (1,145)	$ (1,402)	$ -
Total Derivative Instruments:	$ (1,831)	$ (1,145)	$ (686)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (25,989)	$ -	$ (25,989)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (1,145)
Swaps (b)	716	(1,402)
Total Value of Derivatives	$ 716	$ (2,547)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $11,081 and repurchase agreements of $143,160) - See accompanying schedule: Unaffiliated issuers (cost $3,516,770)	$ 3,558,190
Fidelity Central Funds (cost $996,061)	1,044,642
Total Investments (cost $4,512,831)		$ 4,602,832
Cash		1
Receivable for investments sold		248
Receivable for TBA sale commitments		26,075
Receivable for fund shares sold		4,671
Interest receivable		12,618
Other receivables		46
Total assets		4,646,491

Liabilities
Payable for investments purchased
Regular delivery	$ 181,734
Delayed delivery	46,843
TBA sale commitments, at value	25,989
Payable for fund shares redeemed	14,832
Distributions payable	181
Accrued management fee	1,121
Distribution and service plan fees payable	131
Payable for daily variation margin for derivative instruments	280
Other affiliated payables	551
Other payables and accrued expenses	45
Collateral on securities loaned, at value	11,302
Total liabilities		283,009

Net Assets		$ 4,363,482
Net Assets consist of:
Paid in capital		$ 4,285,969
Distributions in excess of net investment income		(1,257)
Accumulated undistributed net realized gain (loss) on investments		(9,486)
Net unrealized appreciation (depreciation) on investments		88,256
Net Assets		$ 4,363,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($221,548 ÷ 21,104 shares)	$ 10.50

Maximum offering price per share (100/96.00 of $10.50)	$ 10.94
Class T:
Net Asset Value and redemption price per share ($180,646 ÷ 17,210 shares)	$ 10.50

Maximum offering price per share (100/96.00 of $10.50)	$ 10.94
Class B:
Net Asset Value and offering price per share ($5,890 ÷ 561 shares)A	$ 10.50

Class C:
Net Asset Value and offering price per share ($54,262 ÷ 5,170 shares)A	$ 10.50

Government Income:
Net Asset Value, offering price and redemption price per share ($3,489,132 ÷ 332,903 shares)	$ 10.48

Class I:
Net Asset Value, offering price and redemption price per share ($412,004 ÷ 39,251 shares)	$ 10.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Interest		$ 60,410
Income from Fidelity Central Funds		22,562
Total income		82,972

Expenses
Management fee	$ 13,128
Transfer agent fees	4,750
Distribution and service plan fees	1,735
Fund wide operations fee	1,652
Independent trustees' compensation	18
Miscellaneous	17
Total expenses before reductions	21,300
Net investment income (loss)		61,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,952
Futures contracts	7,745
Swaps	(307)
Total net realized gain (loss)		33,390
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,347)
Futures contracts	(2,587)
Swaps	28
Delayed delivery commitments	353
Total change in net unrealized appreciation (depreciation)		(23,553)
Net gain (loss)		9,837
Net increase (decrease) in net assets resulting from operations		$ 71,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,672	$ 65,951
Net realized gain (loss)	33,390	21,718
Change in net unrealized appreciation (depreciation)	(23,553)	87,347
Net increase (decrease) in net assets resulting from operations	71,509	175,016
Distributions to shareholders from net investment income	(57,747)	(66,200)
Distributions to shareholders from net realized gain	(10,638)	(2,860)
Total distributions	(68,385)	(69,060)
Share transactions - net increase (decrease)	395,805	(454,179)
Total increase (decrease) in net assets	398,929	(348,223)

Net Assets
Beginning of period	3,964,553	4,312,776
End of period (including distributions in excess of net investment income of $1,257 and distributions in excess of net investment income of $6,396, respectively)	$ 4,363,482	$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.126	.138	.105	.141	.015	.199
Net realized and unrealized gain (loss)	.048	.278	(.454)	.327	.199	.108
Total from investment operations	.174	.416	(.349)	.468	.214	.307
Distributions from net investment income	(.116)	(.139)	(.099)	(.135)	(.014)	(.191)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.144)	(.146)	(.421)	(.398)	(.014)	(.447)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70
Total ReturnB, C, D	1.67%	4.10%	(3.29)%	4.39%	2.00%	2.94%
Ratios to Average Net AssetsF, I
Expenses before reductions	.77%	.77%	.77%	.77%	.76%A	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.77%	.76%A	.77%
Expenses net of all reductions	.77%	.77%	.77%	.77%	.76%A	.77%
Net investment income (loss)	1.20%	1.34%	.99%	1.30%	1.61%A	1.88%
Supplemental Data
Net assets, end of period (in millions)	$ 222	$ 246	$ 291	$ 380	$ 345	$ 329
Portfolio turnover rateG	83%	131%	192%	222%	466%A, K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.127	.140	.107	.143	.015	.201
Net realized and unrealized gain (loss)	.048	.277	(.454)	.327	.209	.098
Total from investment operations	.175	.417	(.347)	.470	.224	.299
Distributions from net investment income	(.117)	(.140)	(.101)	(.137)	(.014)	(.193)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.145)	(.147)	(.423)	(.400)	(.014)	(.449)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C, D	1.68%	4.12%	(3.27)%	4.41%	2.10%	2.86%
Ratios to Average Net AssetsF, I
Expenses before reductions	.76%	.76%	.75%	.75%	.75%A	.76%
Expenses net of fee waivers, if any	.76%	.76%	.75%	.75%	.75%A	.76%
Expenses net of all reductions	.76%	.76%	.75%	.75%	.75%A	.76%
Net investment income (loss)	1.20%	1.36%	1.01%	1.32%	1.62%A	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 196	$ 228	$ 309	$ 286	$ 272
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.049	.063	.028	.062	.008	.122
Net realized and unrealized gain (loss)	.049	.278	(.454)	.328	.210	.098
Total from investment operations	.098	.341	(.426)	.390	.218	.220
Distributions from net investment income	(.040)	(.064)	(.022)	(.057)	(.008)	(.114)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.068)	(.071)	(.344)	(.320)	(.008)	(.370)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C, D	.93%	3.36%	(3.99)%	3.64%	2.04%	2.10%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.49%	1.49%A	1.50%
Net investment income (loss)	.46%	.61%	.26%	.58%	.90%A	1.15%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 9	$ 13	$ 20	$ 26	$ 25
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011H	2011J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)E	.044	.059	.025	.060	.008	.121
Net realized and unrealized gain (loss)	.048	.278	(.443)	.318	.210	.098
Total from investment operations	.092	.337	(.418)	.378	.218	.219
Distributions from net investment income	(.034)	(.060)	(.020)	(.055)	(.008)	(.113)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.062)	(.067)	(.342)	(.318)	(.008)	(.369)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69
Total ReturnB, C, D	.88%	3.32%	(3.93)%	3.53%	2.04%	2.09%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Expenses net of all reductions	1.55%	1.54%	1.52%	1.51%	1.50%A	1.51%
Net investment income (loss)	.42%	.57%	.24%	.56%	.88%A	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 58	$ 73	$ 98	$ 95	$ 89
Portfolio turnover rateG	83%	131%	192%	222%	466%A,K	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund

Years ended August 31,	2015	2014	2013	2012	2011G	2011I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Income from Investment Operations
Net investment income (loss)D	.159	.171	.138	.175	.018	.233
Net realized and unrealized gain (loss)	.048	.278	(.453)	.328	.199	.108
Total from investment operations	.207	.449	(.315)	.503	.217	.341
Distributions from net investment income	(.149)	(.172)	(.133)	(.170)	(.017)	(.225)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.177)	(.179)	(.455)	(.433)	(.017)	(.481)
Net asset value, end of period	$ 10.48	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68
Total ReturnB, C	1.99%	4.45%	(2.99)%	4.73%	2.03%	3.27%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Net investment income (loss)	1.51%	1.66%	1.31%	1.62%	1.91%A	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 3,489	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167
Portfolio turnover rateF	83%	131%	192%	222%	466%A,J	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Government Income Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011G	2011I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Income from Investment Operations
Net investment income (loss)D	.154	.166	.133	.169	.017	.225
Net realized and unrealized gain (loss)	.048	.277	(.454)	.327	.210	.099
Total from investment operations	.202	.443	(.321)	.496	.227	.324
Distributions from net investment income	(.144)	(.166)	(.127)	(.163)	(.017)	(.218)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)
Total distributions	(.172)	(.173)	(.449)	(.426)	(.017)	(.474)
Net asset value, end of period	$ 10.50	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69
Total ReturnB, C	1.94%	4.38%	(3.03)%	4.66%	2.12%	3.10%
Ratios to Average Net AssetsE, H
Expenses before reductions	.50%	.51%	.51%	.51%	.52%A	.52%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.51%	.52%A	.52%
Expenses net of all reductions	.50%	.51%	.51%	.51%	.52%A	.52%
Net investment income (loss)	1.46%	1.61%	1.26%	1.56%	1.84%A	2.13%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 298	$ 296	$ 334	$ 344	$ 344
Portfolio turnover rateF	83%	131%	192%	222%	466%A,J	430%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,462
Gross unrealized depreciation	(33,811)
Net unrealized appreciation (depreciation) on securities	$ 38,651

Tax cost	$ 4,564,181

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,224
Undistributed long-term capital gain	$ 18,581
Net unrealized appreciation (depreciation) on securities and other investments	$ 37,753

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 61,170	$ 69,060
Long-term Capital Gains	7,215	-
Total	$ 68,385	$ 69,060

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 7,745	$ (2,587)
Purchased Options	(1,266)	1,216
Swaps	(307)	28
Totals (a)	$ 6,172	$ (1,343)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

Annual Report

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $156,617 and $15,381, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 593	$ 4
Class T	-%	.25%	476	2
Class B	.65%	.25%	67	49
Class C	.75%	.25%	599	46
			$ 1,735	$ 101

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	4
Class B*	4
Class C*	5
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 395.17
Class T	305.16
Class B	19.25
Class C	115.19
Government Income	3,368.10
Class I	548.15
	$ 4,750

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $143.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 2,625	$ 3,486
Class T	2,118	2,832
Class B	28	64
Class C	195	374
Government Income	47,788	54,450
Class I	4,993	4,994
Total	$ 57,747	$ 66,200
From net realized gain
Class A	$ 646	$ 183
Class T	523	147
Class B	22	8
Class C	154	46
Government Income	8,467	2,266
Class I	826	210
Total	$ 10,638	$ 2,860

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	6,410	4,076	$ 67,517	$ 42,098
Reinvestment of distributions	298	333	3,143	3,442
Shares redeemed	(9,109)	(9,464)	(95,762)	(97,492)
Net increase (decrease)	(2,401)	(5,055)	$ (25,102)	$ (51,952)
Class T
Shares sold	5,058	3,767	$ 53,356	$ 38,865
Reinvestment of distributions	244	282	2,573	2,910
Shares redeemed	(6,808)	(7,679)	(71,811)	(79,131)
Net increase (decrease)	(1,506)	(3,630)	$ (15,882)	$ (37,356)
Class B
Shares sold	30	28	$ 319	$ 284
Reinvestment of distributions	4	5	40	54
Shares redeemed	(303)	(468)	(3,186)	(4,813)
Net increase (decrease)	(269)	(435)	$ (2,827)	$ (4,475)
Class C
Shares sold	2,397	725	$ 25,389	$ 7,489
Reinvestment of distributions	27	31	282	321
Shares redeemed	(2,806)	(2,355)	(29,497)	(24,278)
Net increase (decrease)	(382)	(1,599)	$ (3,826)	$ (16,468)
Government Income
Shares sold	102,857	58,390	$ 1,086,736	$ 600,976
Reinvestment of distributions	5,138	5,285	54,081	54,536
Shares redeemed	(77,145)	(96,607)	(811,762)	(993,763)
Net increase (decrease)	30,850	(32,932)	$ 329,055	$ (338,251)
Class I
Shares sold	22,692	9,661	$ 240,263	$ 99,548
Reinvestment of distributions	536	488	5,652	5,040
Shares redeemed	(12,486)	(10,680)	(131,528)	(110,265)
Net increase (decrease)	10,742	(531)	$ 114,387	$ (5,677)

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11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

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Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-
present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer, and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay on October 12, 2015 to shareholders of record at the opening of business on October 9, 2015, a distribution of $0.082 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $21,856,234, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,762,225 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GOV-UANN-1015
1.789246.112
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity® Intermediate
Government Income Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	1.50%	1.70%	3.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Franco Castagliuolo: For the year, the fund lagged the 1.89% return of the benchmark Barclays U.S. Intermediate Government Bond Index. The fund's performance was hurt by "pricing basis." The fund is priced daily at 4:00 p.m. Eastern time, while the benchmark is priced at 3:00 p.m. Eastern time. This led to pricing dispersion in the final hour of the final day of the review period. Owning Treasury Inflation-Protected Securities (TIPS), which are not in the benchmark, hurt as well. TIPS performed poorly as inflation expectations dropped to a five-year low. In contrast, our focus on certain prepayment-resistant mortgage-backed securities (MBS) proved a plus, more than offsetting the modest amount of ground we lost by slightly overweighting the sector in lieu of comparable Treasuries. For example, our overweighting in high-coupon MBS aided our result. Overweighting reverse-mortgage securities, which can help older homeowners turn a portion of their home equity into cash, was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.45%	$ 1,000.00	$ 1,003.10	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	22.3	20.6
1 - 1.99%	27.8	28.9
2 - 2.99%	20.5	18.9
3 - 3.99%	9.3	9.4
4 - 4.99%	5.9	7.6
5 - 5.99%	8.5	8.7
6 - 6.99%	1.1	1.2
7 - 7.99%	0.1	0.1
8% and above	2.5	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	4.1	4.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	3.6	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Mortgage Securities 3.6%		Mortgage Securities 6.4%
	CMOs and Other Mortgage Related Securities 25.6%		CMOs and Other Mortgage Related Securities 19.4%
	U.S. Treasury Obligations 63.0%		U.S. Treasury Obligations 64.2%
	U.S. Government Agency Obligations† 5.5%		U.S. Government Agency Obligations† 5.6%
	Foreign Government & Government Agency Obligations 4.4%		Foreign Government & Government Agency Obligations 3.6%
	Short-Term Investments and Net Other Assets (Liabilities)†† (2.1)%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	4.4%	** Foreign investments	3.6%
* Futures and Swaps	4.9%	** Futures and Swaps	6.0%
† Includes NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,202
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	144	156
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,926
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,284
U.S. Treasury Inflation-Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	29,218	28,172
U.S. Treasury Obligations - 59.2%
U.S. Treasury Bonds 8.75% 5/15/17	12,750	14,489
U.S. Treasury Notes:
0.375% 10/31/16	4,000	3,994
0.5% 2/28/17	3,776	3,770
0.625% 12/31/16	18,905	18,921
0.75% 6/30/17	14,678	14,687
0.75% 4/15/18	6,035	5,998
0.875% 1/31/18	15,546	15,526
0.875% 7/31/19	22,596	22,162
1% 9/30/16	6,000	6,035
1% 10/31/16	4,099	4,122
1% 5/31/18	15,739	15,726
1% 8/15/18	7,000	6,988
1.125% 6/15/18	9,055	9,077
1.25% 11/30/18	7,000	7,015
1.375% 7/31/18	8,863	8,940
1.375% 9/30/18	3,911	3,940
1.375% 2/28/19	12,639	12,689
1.375% 3/31/20	11,714	11,649
1.375% 4/30/20	972	966
1.5% 12/31/18	1,151	1,162
1.5% 1/31/19	10,148	10,235
1.5% 1/31/22	30,862	30,129
1.625% 4/30/19	13,043	13,192
1.625% 6/30/19	15,724	15,885
1.625% 12/31/19	9,696	9,761
1.625% 6/30/20	725	728
1.625% 7/31/20	3,000	3,010
1.75% 9/30/19	9,904	10,036
1.75% 10/31/20	5,000	5,027
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 2/28/22	$ 4,000	$ 3,963
1.75% 4/30/22	3,240	3,205
1.875% 10/31/17	1,923	1,965
1.875% 8/31/22	4,000	3,985
2% 5/31/21	8,000	8,095
2% 7/31/22	5,000	5,021
2% 8/15/25	4,500	4,414
2.125% 6/30/22	7,357	7,452
2.25% 3/31/21	40,560	41,658
2.25% 4/30/21	2,805	2,878
2.375% 7/31/17	12,000	12,372
2.375% 6/30/18	2,062	2,138
2.375% 8/15/24	3,959	4,022
3% 2/28/17	16,424	17,009
3.125% 1/31/17	1,323	1,370
3.5% 2/15/18 (c)	4,299	4,566
4.5% 5/15/17 (b)	1,369	1,458
4.625% 2/15/17	12,625	13,357
4.75% 8/15/17	12,139	13,076
TOTAL U.S. TREASURY OBLIGATIONS		437,863
Other Government Related - 4.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5385% 12/7/20 (NCUA Guaranteed) (d)	1,081	1,079
Series 2011-R1 Class 1A, 0.6365% 1/8/20 (NCUA Guaranteed) (d)	2,307	2,317
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (d)	742	743
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,124
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,975
TOTAL OTHER GOVERNMENT RELATED		32,238
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $501,968)		506,557
U.S. Government Agency - Mortgage Securities - 3.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.4%
1.885% 2/1/33 (d)	$ 12	$ 13
1.91% 12/1/34 (d)	19	20
1.91% 3/1/35 (d)	12	13
1.915% 11/1/33 (d)	29	31
1.931% 10/1/33 (d)	8	8
1.94% 7/1/35 (d)	8	8
1.952% 10/1/35 (d)	10	11
2.05% 3/1/35 (d)	2	2
2.06% 1/1/35 (d)	91	97
2.143% 9/1/36 (d)	42	45
2.19% 3/1/37 (d)	11	11
2.194% 7/1/34 (d)	14	15
2.243% 3/1/33 (d)	40	42
2.273% 3/1/40 (d)	496	529
2.278% 6/1/47 (d)	61	65
2.299% 7/1/36 (d)	68	72
2.302% 6/1/36 (d)	18	19
2.334% 7/1/35 (d)	19	21
2.36% 11/1/36 (d)	120	127
2.36% 2/1/37 (d)	192	205
2.421% 10/1/33 (d)	17	18
2.458% 3/1/35 (d)	12	13
2.511% 2/1/36 (d)	5	5
2.512% 4/1/36 (d)	137	147
2.544% 5/1/36 (d)	18	19
2.69% 2/1/42 (d)	627	649
2.758% 1/1/42 (d)	584	607
2.845% 8/1/35 (d)	264	283
5% 1/1/22 to 7/1/35 (a)	1,903	2,106
5.5% 10/1/20 to 1/1/29	2,728	2,948
6% 6/1/16 to 3/1/34	475	543
6.5% 6/1/16 to 8/1/36	1,645	1,900
10.25% 10/1/18	1	1
11.5% 6/15/19	0	0*
		10,593
Freddie Mac - 0.6%
1.82% 3/1/35 (d)	46	48
1.825% 3/1/37 (d)	8	8
2.022% 2/1/37 (d)	22	23
2.04% 7/1/35 (d)	484	507
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.05% 6/1/37 (d)	$ 12	$ 13
2.055% 11/1/35 (d)	105	110
2.095% 8/1/37 (d)	32	34
2.121% 5/1/37 (d)	31	34
2.274% 6/1/33 (d)	105	111
2.297% 7/1/35 (d)	64	69
2.328% 10/1/36 (d)	139	147
2.333% 4/1/37 (d)	39	41
2.351% 10/1/35 (d)	58	61
2.385% 5/1/37 (d)	388	414
2.385% 5/1/37 (d)	197	210
2.394% 10/1/42 (d)	664	700
2.415% 6/1/37 (d)	107	114
2.436% 5/1/37 (d)	30	32
2.477% 4/1/34 (d)	414	441
2.506% 2/1/36 (d)	4	4
2.595% 4/1/37 (d)	4	4
2.722% 3/1/33 (d)	2	3
2.757% 7/1/36 (d)	36	39
2.798% 7/1/35 (d)	123	131
3.091% 9/1/41 (d)	679	707
3.155% 10/1/35 (d)	17	19
6% 1/1/24	379	417
6.5% 12/1/21	107	118
9.5% 7/1/16 to 8/1/21	21	23
10% 3/1/16 to 3/1/21	30	33
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		4,617
Ginnie Mae - 1.6%
4.3% 8/20/61 (g)	1,036	1,090
4.649% 2/20/62 (g)	718	771
4.682% 2/20/62 (g)	899	963
4.684% 1/20/62 (g)	5,506	5,889
5.47% 8/20/59 (g)	355	367
5.5% 11/15/35	555	629
5.612% 4/20/58 (g)	319	324
6% 6/15/36	1,209	1,408
8% 12/15/23	97	111
8.5% 2/15/17	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
10.5% 1/20/16 to 10/15/21	$ 92	$ 103
11% 5/20/16 to 1/20/21	10	11
		11,667
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,211)		26,877
Collateralized Mortgage Obligations - 17.6%

U.S. Government Agency - 17.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.82% 4/25/24 (d)	637	643
Series 2001-38 Class QF, 1.1794% 8/25/31 (d)	122	124
Series 2002-60 Class FV, 1.1994% 4/25/32 (d)	26	26
Series 2002-74 Class FV, 0.6494% 11/25/32 (d)	1,339	1,348
Series 2002-75 Class FA, 1.1994% 11/25/32 (d)	52	54
Series 2008-76 Class EF, 0.6994% 9/25/23 (d)	234	235
Series 2010-15 Class FJ, 1.1294% 6/25/36 (d)	1,795	1,829
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	7	8
Series 2002-16 Class PG, 6% 4/25/17	40	41
Series 2002-9 Class PC, 6% 3/25/17	3	3
Series 2003-28 Class KG, 5.5% 4/25/23	292	319
Series 2005-19 Class PA, 5.5% 7/25/34	605	655
Series 2005-27 Class NE, 5.5% 5/25/34	434	450
Series 2005-52 Class PB, 6.5% 12/25/34	10	10
Series 2005-64 Class PX, 5.5% 6/25/35	598	656
Series 2005-68 Class CZ, 5.5% 8/25/35	1,157	1,300
Series 2015-54 Class GA, 2.5% 7/25/45	2,198	2,259
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	15	16
Series 2003-117 Class MD, 5% 12/25/23	289	318
Series 2004-52 Class KZ, 5.5% 7/25/34	3,126	3,500
Series 2004-91 Class Z, 5% 12/25/34	1,815	2,006
Series 2009-59 Class HB, 5% 8/25/39	705	779
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,318	187
Series 2010-39 Class FG, 1.1194% 3/25/36 (d)	1,124	1,152
Series 2011-67 Class AI, 4% 7/25/26 (e)	345	39
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 2526 Class FC, 0.5976% 11/15/32 (d)	$ 223	$ 224
Series 2630 Class FL, 0.6976% 6/15/18 (d)	6	6
Series 2711 Class FC, 1.0976% 2/15/33 (d)	614	625
floater planned amortization class Series 2770 Class FH, 0.5976% 3/15/34 (d)	559	563
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	11	11
Series 2376 Class JE, 5.5% 11/15/16	11	11
Series 2381 Class OG, 5.5% 11/15/16	5	5
Series 2425 Class JH, 6% 3/15/17	17	18
Series 2672 Class MG, 5% 9/15/23	1,524	1,652
Series 2802 Class OB, 6% 5/15/34	761	854
Series 3415 Class PC, 5% 12/15/37	237	256
Series 3763 Class QA, 4% 4/15/34	508	526
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	744	763
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	662	749
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,261	2,558
Series 2004-2862 Class NE, 5% 9/15/24	5,165	5,578
Series 2145 Class MZ, 6.5% 4/15/29	777	898
Series 2357 Class ZB, 6.5% 9/15/31	408	473
Series 2877 Class ZD, 5% 10/15/34	2,144	2,362
Series 2998 Class LY, 5.5% 7/15/25	231	255
Series 3007 Class EW, 5.5% 7/15/25	1,023	1,128
Series 3745 Class KV, 4.5% 12/15/26	1,254	1,382
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7028% 7/20/37 (d)	311	313
Series 2008-2 Class FD, 0.6828% 1/20/38 (d)	76	77
Series 2009-108 Class CF, 0.7976% 11/16/39 (d)	354	358
Series 2009-116 Class KF, 0.7276% 12/16/39 (d)	277	279
Series 2010-9 Class FA, 0.7176% 1/16/40 (d)	450	454
Series 2010-H17 Class FA, 0.519% 7/20/60 (d)(g)	2,778	2,765
Series 2010-H18 Class AF, 0.4882% 9/20/60 (d)(g)	3,252	3,233
Series 2010-H19 Class FG, 0.4882% 8/20/60 (d)(g)	3,898	3,876
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H27 Series FA, 0.5682% 12/20/60 (d)(g)	$ 968	$ 966
Series 2011-H05 Class FA, 0.6882% 12/20/60 (d)(g)	1,910	1,912
Series 2011-H07 Class FA, 0.6882% 2/20/61 (d)(g)	3,543	3,547
Series 2011-H12 Class FA, 0.6782% 2/20/61 (d)(g)	4,089	4,095
Series 2011-H13 Class FA, 0.6882% 4/20/61 (d)(g)	1,583	1,585
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (d)(g)	1,805	1,807
Class FC, 0.6882% 5/20/61 (d)(g)	1,649	1,651
Series 2011-H17 Class FA, 0.7182% 6/20/61 (d)(g)	2,129	2,133
Series 2011-H21 Class FA, 0.7882% 10/20/61 (d)(g)	2,106	2,116
Series 2012-H01 Class FA, 0.8882% 11/20/61 (d)(g)	1,763	1,774
Series 2012-H03 Class FA, 0.8882% 1/20/62 (d)(g)	1,095	1,102
Series 2012-H06 Class FA, 0.8182% 1/20/62 (d)(g)	1,668	1,678
Series 2012-H07 Class FA, 0.8182% 3/20/62 (d)(g)	1,004	1,012
Series 2015-H13 Class FL, 0.4682% 5/20/63 (d)(g)	7,759	7,744
Series 2015-H19 Class FA, 0.393% 4/20/63 (d)(g)	7,400	7,386
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	53	54
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	784	129
Series 2011-68 Class EC, 3.5% 4/20/41	1,390	1,464
Series 1999-18 Class Z, 6.25% 5/16/29	1,434	1,608
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	4,038	4,356
Series 2010-H17 Class XP, 5.3% 7/20/60 (d)(g)	5,254	5,641
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	3,846	4,141
Series 2012-64 Class KB, 5.7099% 5/20/41 (d)	272	310
Series 2013-124:
Class ES, 8.3963% 4/20/39 (d)(f)	1,300	1,513
Class ST, 8.5297% 8/20/39 (d)(f)	2,443	2,868
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	$ 3,914	$ 4,011
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (a)(g)	1,125	1,152
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (a)(g)	12,042	12,345
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,142)		130,309
Commercial Mortgage Securities - 8.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (d)	152	152
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	855
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,864
Series K009 Class A2, 3.808% 8/25/20	6,820	7,371
Series K034 Class A1, 2.669% 2/25/23	3,143	3,234
Series K717 Class A2, 2.991% 9/25/21	1,630	1,694
Series K032 Class A1, 3.016% 2/25/23	5,469	5,728
Series K039 Class A2, 3.303% 7/25/24	5,032	5,222
Series K042 Class A2, 2.67% 12/25/24	4,200	4,135
Series K047 Class A2, 3.329% 5/25/25	5,300	5,497
Series K501 Class A2, 1.655% 11/25/16	2,077	2,092
Series K714 Class A2, 3.034% 10/25/20	6,000	6,307
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	4,700	4,829
Series K044 Class A2, 2.811% 1/25/25	6,300	6,260
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,999)		59,240
Foreign Government and Government Agency Obligations - 4.4%
	Principal Amount (000s)	Value (000s)
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 4,551	$ 5,523
5.5% 12/4/23	10,710	13,043
5.5% 4/26/24	1,100	1,343
Jordanian Kingdom:
2.503% 10/30/20	8,609	8,881
3% 6/30/25	3,329	3,390
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,381)		32,180
Cash Equivalents - 2.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $14,944)	$ 14,944	14,944
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $761,645)		770,107
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(30,119)
NET ASSETS - 100%		$ 739,988
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
55 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	$ 6,988	$ (45)
119 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	25,998	(39)
117 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	13,974	(67)
TOTAL TREASURY CONTRACTS		$ 46,960	$ (151)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	$ 475	$ 17
		$ 47,435	$ (134)

The face value of futures purchased as a percentage of net assets is 6.3%

The face value of futures sold as a percentage of net assets is 0.1%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)

LCH	Sep. 2017	$ 2,400	3-month LIBOR	1.5%	$ (12)	$ 0	$ (12)
LCH	Sep. 2020	1,400	3-month LIBOR	2.25%	(26)	0	(26)
LCH	Sep. 2025	6,700	3-month LIBOR	2.75%	(225)	0	(225)
TOTAL INTEREST RATE SWAPS					$ (263)	$ 0	$ (263)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $11,181,000.
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $257,000.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $425,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Values shown as $0 may reflect amounts less than $500.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,944,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 14,944
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 506,557	$ -	$ 506,557	$ -
U.S. Government Agency - Mortgage Securities	26,877	-	26,877	-
Collateralized Mortgage Obligations	130,309	-	130,309	-
Commercial Mortgage Securities	59,240	-	59,240	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 32,180	$ -	$ 32,180	$ -
Cash Equivalents	14,944	-	14,944	-
Total Investments in Securities:	$ 770,107	$ -	$ 770,107	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 17	$ 17	$ -	$ -
Liabilities
Futures Contracts	$ (151)	$ (151)	$ -	$ -
Swaps	(263)	-	(263)	-
Total Liabilities	$ (414)	$ (151)	$ (263)	$ -
Total Derivative Instruments:	$ (397)	$ (134)	$ (263)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 17	$ (151)
Swaps (b)	-	(263)
Total Interest Rate Risk	17	(414)
Total Value of Derivatives	$ 17	$ (414)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2015
Assets
Investment in securities, at value (including repurchase agreements of $14,944) - See accompanying schedule: Unaffiliated issuers (cost $761,645)		$ 770,107
Cash		1
Receivable for investments sold		85
Receivable for fund shares sold		306
Interest receivable		2,646
Total assets		773,145

Liabilities
Payable for investments purchased
Regular delivery	$ 16,165
Delayed delivery	15,580
Payable for fund shares redeemed	1,057
Distributions payable	49
Accrued management fee	191
Payable for daily variation margin for derivative instruments	26
Other affiliated payables	88
Other payables and accrued expenses	1
Total liabilities		33,157

Net Assets		$ 739,988
Net Assets consist of:
Paid in capital		$ 728,434
Undistributed net investment income		135
Accumulated undistributed net realized gain (loss) on investments		3,354
Net unrealized appreciation (depreciation) on investments		8,065
Net Assets, for 69,068 shares outstanding		$ 739,988
Net Asset Value, offering price and redemption price per share ($739,988 ÷ 69,068 shares)		$ 10.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015
Investment Income
Interest		$ 13,944

Expenses
Management fee	$ 2,414
Transfer agent fees	777
Fund wide operations fee	303
Independent trustees' compensation	3
Miscellaneous	4
Total expenses		3,501
Net investment income (loss)		10,443
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,198
Futures contracts	521
Swaps	(699)
Total net realized gain (loss)		5,020
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,278)
Futures contracts	(147)
Swaps	148
Total change in net unrealized appreciation (depreciation)		(3,277)
Net gain (loss)		1,743
Net increase (decrease) in net assets resulting from operations		$ 12,186

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,443	$ 10,798
Net realized gain (loss)	5,020	4,589
Change in net unrealized appreciation (depreciation)	(3,277)	7,644
Net increase (decrease) in net assets resulting from operations	12,186	23,031
Distributions to shareholders from net investment income	(9,405)	(10,539)
Distributions to shareholders from net realized gain	-	(4,764)
Total distributions	(9,405)	(15,303)
Share transactions
Proceeds from sales of shares	103,216	81,769
Reinvestment of distributions	8,644	13,634
Cost of shares redeemed	(197,881)	(196,207)
Net increase (decrease) in net assets resulting from share transactions	(86,021)	(100,804)
Total increase (decrease) in net assets	(83,240)	(93,076)

Net Assets
Beginning of period	823,228	916,304
End of period (including undistributed net investment income of $135 and distributions in excess of net investment income of $1,194, respectively)	$ 739,988	$ 823,228
Other Information Shares
Sold	9,625	7,699
Issued in reinvestment of distributions	806	1,284
Redeemed	(18,470)	(18,482)
Net increase (decrease)	(8,039)	(9,499)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2015	2014	2013	2012	2011 D	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10
Income from Investment Operations
Net investment income (loss) C	.144	.133	.116	.128	.013	.171
Net realized and unrealized gain (loss)	.016	.153	(.294)	.159	.151	.155
Total from investment operations	.160	.286	(.178)	.287	.164	.326
Distributions from net investment income	(.130)	(.130)	(.116)	(.129)	(.014)	(.172)
Distributions from net realized gain	-	(.056)	(.216)	(.188)	-	(.284)
Total distributions	(.130)	(.186)	(.332)	(.317)	(.014)	(.456)
Net asset value, end of period	$ 10.71	$ 10.68	$ 10.58	$ 11.09	$ 11.12	$ 10.97
Total ReturnB	1.50%	2.72%	(1.66)%	2.63%	1.49%	3.04%
Ratios to Average Net AssetsE
Expenses before reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%A	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%A	.45%
Net investment income (loss)	1.34%	1.25%	1.07%	1.16%	1.37%A	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 740	$ 823	$ 916	$ 1,132	$ 1,206	$ 1,191
Portfolio turnover rate	71%	153%	179%	198%	258%A	339%

A Annualized

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,883
Gross unrealized depreciation	(2,676)
Net unrealized appreciation (depreciation) on securities	$ 8,207

Tax Cost	$ 761,900

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,529
Undistributed long-term capital gain	$ 2,139
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,889

At the prior fiscal period end, the Fund was required to defer approximately of $9,466 of losses on future contracts.

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 9,405	$ 11,121
Long-term Capital Gains	-	4,182
Total	$ 9,405	$ 15,303

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 521	$ (147)
Purchased Options	(267)	257
Swaps	(699)	148
Totals A	$ (445)	$ 258

A A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

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3. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to the market fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,047 and $3,220, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $11.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

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Trustees and Officers - continued

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Government Income Fund voted to pay on October 12, 2015, to shareholders of record at the opening of business on October 9, 2015, a distribution of $0.050 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $2,138,502, or, if subsequently determined to be different, the net capital gain of such year.

A total of 52.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,025,816 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLM-UANN-1015
1.844592.108
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B,
and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-3.45%	2.63%	4.11%
Class T (incl. 4.00% sales charge)	-3.55%	2.62%	4.09%
Class B (incl. contingent deferred sales charge) B	-5.01%	2.41%	4.00%
Class C (incl. contingent deferred sales charge) C	-1.17%	2.72%	3.76%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. Returns prior to April 1, 2007 reflect a 0.15% 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on August 31, 2005, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Ford O'Neil: For the year, the fund's share classes (excluding sales charges, if applicable) lagged the Barclays Aggregate index. I continued to take the investment approach I've used since I began managing the fund in 2004, because I think it is the best way to achieve my goal of beating our primary benchmark over longer periods of time. I have ultimate authority and accountability for asset allocations decisions, as well as for securities selection in the investment-grade portion of the fund. I also tap the best ideas of Fidelity's fixed-income specialists. Since we don't chase yield, we believe it's important to fully understand the risk/return profile of each of our investments to ensure we're assuming a reasonable trade-off by owning them. Sector selection detracted most from relative performance, especially underweighting comparatively strong U.S. Treasuries and overweighting the lagging high-yield corporate, emerging-markets debt and investment-grade credit sectors. Conversely, good picks among both high-yield and investment-grade corporate securities was a plus, as was yield-curve positioning. However, security selection among government-related bonds hurt, particularly holdings in taxable municipal bonds issued by Illinois and Chicago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.75%
Actual		$ 1,000.00	$ 987.40	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.77%
Actual		$ 1,000.00	$ 987.30	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.44%
Actual		$ 1,000.00	$ 984.90	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class C	1.51%
Actual		$ 1,000.00	$ 983.60	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Total Bond	.45%
Actual		$ 1,000.00	$ 989.80	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 988.60	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class Z	.36%
Actual		$ 1,000.00	$ 989.30	$ 1.81
Hypothetical A		$ 1,000.00	$ 1,023.39	$ 1.84

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combine investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
AAA 3.1%	AAA 3.9%
AA 2.3%	AA 2.1%
A 13.0%	A 9.4%
BBB 25.4%	BBB 22.7%
BB and Below 16.8%	BB and Below 15.7%
Not Rated 1.4%	Not Rated 1.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.8	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*	As of February 28, 2015**
Corporate Bonds 44.2%	Corporate Bonds 37.7%
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
Asset-Backed Securities 0.8%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 7.1%	CMOs and Other Mortgage Related Securities 7.2%
Municipal Bonds 1.5%	Municipal Bonds 1.5%
Stocks 0.1%	Stocks 0.3%
Other Investments 8.4%	Other Investments 7.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

* Foreign investments	11.4%	** Foreign investments	10.2%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.2)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		$ 3,045,000	$ 3,303,825
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		1,940,000	1,935,150
Tupy Overseas SA 6.625% 7/17/24 (h)		530,000	501,513
			5,740,488
Automobiles - 1.2%
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,547,035
General Motors Co.:
3.5% 10/2/18		9,215,000	9,344,563
5.2% 4/1/45		4,250,000	3,990,278
6.25% 10/2/43		1,543,000	1,651,376
General Motors Financial Co., Inc.:
2.4% 4/10/18		40,000,000	39,523,760
2.625% 7/10/17		2,955,000	2,980,310
3% 9/25/17		6,726,000	6,757,955
3.15% 1/15/20		27,252,000	26,908,053
3.2% 7/13/20		20,200,000	19,930,209
3.25% 5/15/18		4,810,000	4,836,893
3.5% 7/10/19		10,761,000	10,844,064
4% 1/15/25		18,085,000	17,106,113
4.25% 5/15/23		5,420,000	5,325,670
4.375% 9/25/21		47,963,000	48,394,763
4.75% 8/15/17		5,050,000	5,236,244
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (h)		33,222,000	33,219,907
			243,597,193
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,220,062
4.25% 6/15/23		8,466,000	8,681,705
			9,901,767
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (h)		5,650,000	4,491,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		2,165,000	1,813,188
Eldorado Resorts, Inc. 7% 8/1/23 (h)		1,060,000	1,052,050
ESH Hospitality, Inc. 5.25% 5/1/25 (h)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	139,050
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		5,000,000	5,137,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
InterContinental Hotel Group PLC 3.75% 8/14/25 (Reg. S)	GBP	1,650,000	$ 2,493,392
LTF Merger Sub, Inc. 8.5% 6/15/23 (h)		4,070,000	3,968,250
MCE Finance Ltd. 5% 2/15/21 (h)		10,530,000	9,634,950
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,755,125
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23 (h)		540,000	534,600
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	6,889,400
7% 1/1/22 (h)		7,445,000	7,612,513
10% 12/1/22		10,060,000	9,230,050
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,281,850
Times Square Hotel Trust 8.528% 8/1/26 (h)		740,700	897,563
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,500,000	2,275,947
Wynn Macau Ltd. 5.25% 10/15/21 (h)		14,650,000	13,441,375
			76,715,553
Household Durables - 0.2%
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,920,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,026,719
8.25% 2/15/21 (n)		3,885,000	3,996,694
Standard Pacific Corp. 5.875% 11/15/24		1,775,000	1,819,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		1,495,000	1,498,738
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	565,013
5.875% 6/15/24		415,000	408,775
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,990,611
7% 8/15/22		10,230,000	10,562,475
			29,788,869
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (h)		5,000,000	4,950,000
Media - 2.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,280,039
6.15% 2/15/41		11,572,000	13,012,240
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
7.75% 12/1/45		$ 3,932,000	$ 5,328,352
Altice SA:
5.375% 7/15/23 (h)		2,560,000	2,534,400
7.625% 2/15/25 (h)		9,805,000	9,314,750
7.75% 5/15/22 (h)		20,575,000	20,060,625
7.75% 7/15/25 (h)		1,795,000	1,718,713
7.75% 7/15/25 (h)		1,610,000	1,569,750
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	625,349
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,127,175
5.125% 5/1/23 (h)		4,370,000	4,370,000
5.875% 5/1/27 (h)		7,115,000	6,972,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (h)		20,419,000	20,310,555
4.908% 7/23/25 (h)		20,419,000	20,278,885
6.484% 10/23/45 (h)		20,419,000	20,709,195
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,490,825
6.875% 6/15/18		2,270,000	1,974,900
9% 12/15/19		9,000,000	8,471,250
10% 1/15/18		4,260,000	3,093,825
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,383,218
Columbus International, Inc. 7.375% 3/30/21 (h)		11,476,000	12,078,490
Comcast Corp.:
3.6% 3/1/24		24,000,000	24,468,240
4.6% 8/15/45		33,362,000	33,903,599
4.95% 6/15/16		2,344,000	2,420,841
6.45% 3/15/37		2,196,000	2,728,947
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,647,550
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,665,985
6.35% 6/1/40		6,392,000	6,613,681
DISH DBS Corp. 5.875% 11/15/24		6,760,000	6,160,050
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (h)		850,000	798,745
4.875% 4/11/22 (h)		565,000	572,063
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	2,418,763
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (n)		$ 6,521,000	$ 7,173,100
MDC Partners, Inc. 6.75% 4/1/20 (h)		4,985,000	4,941,381
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(n)		13,130,000	13,261,300
Midcontinent Communications & Midcontinent Finance Corp. 6.875% 8/15/23 (h)		4,530,000	4,563,975
Myriad International Holding BV 6% 7/18/20 (h)		515,000	551,299
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,007,912
Numericable Group SA:
4.875% 5/15/19 (h)		2,352,000	2,366,700
6% 5/15/22 (h)		5,000,000	5,000,000
6.25% 5/15/24 (h)		1,490,000	1,489,538
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,460,000	1,543,950
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,676,129
3.85% 9/29/24		11,394,000	11,200,929
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,384,549
4.5% 9/15/42		34,498,000	27,566,800
5.5% 9/1/41		12,973,000	11,685,585
5.85% 5/1/17		3,419,000	3,626,913
5.875% 11/15/40		16,544,000	15,610,786
6.55% 5/1/37		38,302,000	38,463,749
6.75% 7/1/18		13,763,000	15,246,927
7.3% 7/1/38		23,728,000	25,119,434
8.25% 4/1/19		24,391,000	28,489,859
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,192,514
6.2% 3/15/40		11,792,000	13,150,391
6.5% 11/15/36		9,243,000	10,649,480
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,250,000	2,126,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (h)		2,750,000	2,688,125
Univision Communications, Inc.:
5.125% 5/15/23 (h)		3,000,000	2,955,000
5.125% 2/15/25 (h)		2,805,000	2,720,850
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,468,913
VTR Finance BV 6.875% 1/15/24 (h)		1,730,000	1,704,050
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (h)(n)		$ 215,000	$ 210,378
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	2,994,750
WMG Acquisition Corp.:
6% 1/15/21 (h)		1,585,000	1,616,700
6.75% 4/15/22 (h)		3,265,000	3,118,075
			564,669,991
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.75% 3/1/23 (h)		2,240,000	2,346,400
JC Penney Corp., Inc.:
5.65% 6/1/20		12,290,000	11,245,350
7.4% 4/1/37		8,835,000	7,001,738
8.125% 10/1/19		6,040,000	6,130,600
			26,724,088
Specialty Retail - 0.0%
Hot Topic, Inc. 9.25% 6/15/21 (h)		4,395,000	4,438,950
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (h)		1,600,000	1,624,000
TOTAL CONSUMER DISCRETIONARY			968,150,899
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,421,950
4.25% 5/1/23		5,205,000	5,236,230
6% 5/1/22		23,545,000	25,958,363
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,297,465
2.75% 4/1/23 (h)		7,651,000	7,322,734
JB y Co. SA de CV 3.75% 5/13/25 (h)		565,000	544,623
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,515,674
			59,297,039
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,776,730
2.25% 12/5/18		8,524,000	8,602,242
2.8% 7/20/20		15,202,000	15,356,133
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Health Corp.: - continued
3.5% 7/20/22		$ 8,944,000	$ 9,137,351
4% 12/5/23		8,525,000	8,881,209
ESAL GmbH 6.25% 2/5/23 (h)		18,310,000	17,806,475
Minerva Luxmbourg SA:
7.75% 1/31/23 (h)		10,040,000	9,814,100
7.75% 1/31/23 (Reg. S)		1,030,000	1,006,825
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,071,644
7.75% 11/15/22		1,300,000	1,345,500
Tesco PLC 5% 3/24/23	GBP	2,500,000	3,830,381
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)		5,155,000	5,129,225
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,760,045
2.7% 11/18/19		8,473,000	8,477,355
3.3% 11/18/21		10,050,000	9,945,229
3.8% 11/18/24		7,676,000	7,499,360
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,160,877
			130,600,681
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,578,239
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,199,750
Gruma S.A.B. de CV 4.875% 12/1/24 (h)		625,000	656,875
JBS Investments GmbH:
7.25% 4/3/24 (h)		13,050,000	13,082,625
7.75% 10/28/20 (h)		6,470,000	6,900,255
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)		1,155,000	1,120,350
5.875% 7/15/24 (h)		6,410,000	6,385,963
7.25% 6/1/21 (h)		2,730,000	2,849,438
8.25% 2/1/20 (h)		1,510,000	1,591,163
Sigma Alimentos SA de CV 6.875% 12/16/19 (h)		575,000	642,563
			40,007,221
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,204,018
4% 1/31/24		6,408,000	6,508,266
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42		$ 9,573,000	$ 8,553,849
4.75% 5/5/21		7,000,000	7,544,733
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (h)		8,743,000	8,702,065
2.95% 7/21/20 (h)		20,000,000	19,854,640
3.75% 7/21/22 (h)		20,300,000	20,101,385
4.25% 7/21/25 (h)		22,467,000	22,263,179
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,402,692
3.25% 6/12/20		6,084,000	6,160,525
3.25% 11/1/22		7,368,000	7,164,687
4% 6/12/22		11,386,000	11,689,517
4.45% 6/12/25		24,787,000	25,442,542
4.75% 11/1/42		31,385,000	29,064,173
5.7% 8/15/35		4,237,000	4,488,326
5.85% 8/15/45		35,690,000	38,564,687
6.15% 9/15/43		4,511,000	4,938,611
6.75% 6/15/17		3,719,000	4,023,471
7.25% 6/15/37		5,056,000	6,079,754
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,894,720
			254,645,840
TOTAL CONSUMER STAPLES			484,550,781
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	10,276,628
5.35% 3/15/20 (h)		8,816,000	8,566,895
5.85% 5/21/43 (h)(n)		6,758,000	5,169,870
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,860,225
5% 10/1/21		7,366,000	7,531,897
6.5% 4/1/20		738,000	819,197
Ensco PLC:
5.2% 3/15/25		7,885,000	7,046,241
5.75% 10/1/44		7,801,000	5,876,688
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,568,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Partners LP/EXLP Finance Corp.: - continued
6% 10/1/22		$ 995,000	$ 791,025
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,353,400
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,704,500
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	1,172,115
5.95% 4/1/25		7,570,000	6,675,294
6.95% 4/1/45		7,307,000	5,913,460
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		2,790,000	2,148,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,195,579
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,051,463
Transocean, Inc.:
3% 10/15/17 (n)		1,000,000	920,000
5.55% 12/15/16 (n)		7,572,000	7,592,823
Unit Corp. 6.625% 5/15/21		2,350,000	2,023,938
			96,257,538
Oil, Gas & Consumable Fuels - 5.8%
Afren PLC:
6.625% 12/9/20 (d)(h)		1,375,000	41,250
10.25% 4/8/19 (Reg. S) (d)		2,075,000	72,625
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8037% 8/1/19 (h)(n)		4,328,000	2,293,840
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	21,411,414
Antero Resources Corp.:
5.125% 12/1/22		5,995,000	5,426,734
5.625% 6/1/23 (h)		1,360,000	1,237,600
Baytex Energy Corp.:
5.125% 6/1/21 (h)		1,065,000	907,380
5.625% 6/1/24 (h)		1,185,000	988,906
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,890,758
2.315% 2/13/20		37,777,000	37,728,230
3.535% 11/4/24		15,450,000	15,302,854
3.814% 2/10/24		11,032,000	11,085,847
4.5% 10/1/20		5,954,000	6,481,542
4.742% 3/11/21		8,800,000	9,631,090
California Resources Corp.:
5% 1/15/20		4,140,000	3,259,422
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
California Resources Corp.: - continued
5.5% 9/15/21		$ 2,195,000	$ 1,701,959
6% 11/15/24		495,000	367,043
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,964,719
3.9% 2/1/25		24,997,000	23,084,380
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,975,000	2,677,500
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,489,912
Chesapeake Energy Corp.:
4.875% 4/15/22		2,500,000	1,812,500
5.75% 3/15/23		2,970,000	2,214,165
6.125% 2/15/21		6,750,000	5,227,065
6.5% 8/15/17		1,280,000	1,222,669
Citgo Holding, Inc. 10.75% 2/15/20 (h)		1,350,000	1,333,125
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		3,145,000	3,050,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (h)		3,149,000	3,140,495
3.3% 6/1/20 (h)		15,490,000	15,452,452
4.5% 6/1/25 (h)		4,707,000	4,486,628
5.8% 6/1/45 (h)		5,906,000	5,653,796
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,275,371
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,528,525
8% 4/1/23 (h)		2,710,000	2,046,050
Consolidated Energy Finance SA 6.75% 10/15/19 (h)		9,367,000	9,248,039
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23 (h)		685,000	619,925
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,597,155
2.7% 4/1/19		14,993,000	13,182,625
3.875% 3/15/23		5,532,000	4,522,438
Denbury Resources, Inc. 5.5% 5/1/22		5,050,000	3,598,125
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	76,000
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,525,829
6.45% 11/3/36 (h)		13,741,000	11,965,759
EDC Finance Ltd. 4.875% 4/17/20 (h)		3,670,000	3,073,625
El Paso Corp. 6.5% 9/15/20		16,140,000	17,808,585
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,236,935
Empresa Nacional de Petroleo 4.375% 10/30/24 (h)		9,045,000	8,805,181
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (h)		$ 4,028,000	$ 3,787,504
3.9% 5/15/24 (h)		4,249,000	3,731,136
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,450,539
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		11,735,000	10,974,689
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	2,055,300
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,957,491
3.75% 2/15/25		9,982,000	9,535,156
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		4,845,000	4,118,250
7.75% 9/1/22		6,075,000	5,589,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		13,400,000	12,998,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	4,258,300
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	951,188
6.875% 5/16/17 (Reg. S)		200,000	200,250
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,935,000	1,881,788
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (h)		4,995,000	4,645,350
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	228,967
Halcon Resources Corp. 8.625% 2/1/20 (h)		7,035,000	6,173,213
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)		1,305,000	1,128,956
5.75% 10/1/25 (h)		2,135,000	1,921,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	712,635
Indo Energy Finance BV 7% 5/7/18 (h)		400,000	256,000
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		5,150,000	3,218,750
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (h)		665,000	528,420
9.125% 7/2/18 (h)		510,000	568,625
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		1,065,000	829,891
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,413,205
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		645,000	557,925
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (n)		5,260,000	2,051,400
6.5% 5/15/19		720,000	307,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 5.125% 3/1/21		$ 10,178,000	$ 11,074,153
Motiva Enterprises LLC 5.75% 1/15/20 (h)		4,187,000	4,594,508
MPLX LP 4% 2/15/25		2,532,000	2,336,256
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,256,438
Noble Energy, Inc.:
5.625% 5/1/21		6,305,000	6,365,024
5.875% 6/1/24		535,000	552,869
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,721,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,630,000	1,365,125
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		4,701,000	2,538,540
Pan American Energy LLC 7.875% 5/7/21 (h)		583,000	591,745
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (h)		2,165,000	2,089,225
Peabody Energy Corp.:
6% 11/15/18		2,155,000	716,538
6.25% 11/15/21		2,765,000	725,813
7.875% 11/1/26		1,790,000	478,825
10% 3/15/22 (h)		2,425,000	970,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,965,000	2,003,318
Petro-Canada 6.05% 5/15/18		3,850,000	4,242,919
Petrobras Global Finance BV:
2.4288% 1/15/19 (n)		3,100,000	2,728,000
2.75% 1/15/18	EUR	4,350,000	4,490,883
3% 1/15/19		4,038,000	3,517,461
3.25% 3/17/17		26,728,000	25,608,097
4.375% 5/20/23		20,096,000	15,789,427
4.875% 3/17/20		26,750,000	23,409,193
5.625% 5/20/43		18,504,000	12,799,217
6.25% 3/17/24		1,200,000	1,050,960
6.85% 6/5/2115		645,000	485,298
7.25% 3/17/44		640,000	515,200
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,186,598
5.375% 1/27/21		44,755,000	39,451,533
5.75% 1/20/20		11,270,000	10,251,530
5.875% 3/1/18		460,000	451,375
6.875% 1/20/40		2,760,000	2,152,745
7.875% 3/15/19		14,017,000	14,126,052
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA:
5.375% 4/12/27		$ 1,775,000	$ 592,850
5.5% 4/12/37		655,000	216,150
8.5% 11/2/17 (h)		14,695,000	10,099,874
9.75% 5/17/35 (h)		3,430,000	1,308,545
12.75% 2/17/22 (h)		1,595,000	743,270
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,771,560
3.5% 7/18/18		14,963,000	15,247,297
3.5% 7/23/20 (h)		13,960,000	13,824,309
3.5% 1/30/23		11,489,000	10,687,642
4.5% 1/23/26 (h)		46,043,000	43,743,152
4.875% 1/24/22		12,142,000	12,324,130
4.875% 1/18/24		13,072,000	13,032,784
5.5% 1/21/21		12,069,000	12,944,003
5.5% 6/27/44 (h)		640,000	553,760
5.5% 6/27/44		22,304,000	19,298,536
5.625% 1/23/46 (h)		36,355,000	32,355,950
6% 3/5/20		6,145,000	6,694,978
6.375% 1/23/45		14,382,000	14,019,574
6.5% 6/2/41		25,567,000	25,567,000
6.625% (h)(i)		5,520,000	5,464,800
8% 5/3/19		8,600,000	9,891,290
Petronas Capital Ltd. 3.5% 3/18/25 (h)		525,000	506,372
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,167,135
4.875% 11/15/44		34,230,000	32,535,410
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,281,173
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,052,325
6.125% 1/15/17		6,185,000	6,564,246
PT Pertamina Persero:
4.875% 5/3/22 (h)		595,000	576,436
5.25% 5/23/21 (h)		815,000	821,113
6% 5/3/42 (h)		395,000	345,625
6.5% 5/27/41 (h)		1,900,000	1,762,250
Rice Energy, Inc.:
6.25% 5/1/22		8,365,000	7,444,850
7.25% 5/1/23 (h)		3,620,000	3,366,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (h)		$ 12,415,000	$ 12,003,753
5.75% 5/15/24		5,045,000	4,931,488
SemGroup Corp. 7.5% 6/15/21		4,750,000	4,702,500
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,686,200
4.375% 5/11/45		20,000,000	19,706,180
Sibur Securities Ltd. 3.914% 1/31/18 (h)		1,870,000	1,764,813
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,788,734
SM Energy Co. 6.5% 11/15/21		1,205,000	1,168,850
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,383,445
4.05% 1/23/20		11,618,000	11,502,970
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	330,949
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,765,411
2.95% 9/25/18		1,960,000	1,980,464
4.6% 6/15/21		2,694,000	2,804,416
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (h)		3,405,000	3,387,975
6.375% 4/1/23 (h)		1,035,000	1,040,175
Teine Energy Ltd. 6.875% 9/30/22 (h)		6,310,000	5,458,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		505,000	506,263
6.25% 10/15/22 (h)		800,000	800,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	9,339,544
4.55% 6/24/24		53,471,000	47,328,145
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,042,567	3,065,386
Western Gas Partners LP 5.375% 6/1/21		16,424,000	17,400,390
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	2,126,050
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,044,150
Whiting Petroleum Corp. 5% 3/15/19		2,070,000	1,852,650
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,438,550
4.3% 3/4/24		8,588,000	8,041,829
WPX Energy, Inc. 7.5% 8/1/20		2,070,000	1,987,987
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
8.5% 7/28/25 (h)		$ 1,660,000	$ 1,556,250
8.75% 4/4/24 (h)		3,215,000	3,086,400
8.875% 12/19/18 (h)		1,610,000	1,660,313
8.875% 12/19/18 (Reg. S)		1,300,000	1,340,625
Zhaikmunai International BV 7.125% 11/13/19 (h)		2,840,000	2,357,200
			1,177,559,754
TOTAL ENERGY			1,273,817,292
FINANCIALS - 18.6%
Banks - 7.4%
Banco Daycoval SA 5.75% 3/19/19 (h)		625,000	608,594
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		697,825	732,716
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	1,434,602
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,570,000	10,543,575
4% 4/14/19 (h)		12,355,000	11,799,025
5.5% 7/12/20 (h)		575,000	567,813
5.75% 9/26/23 (h)		10,860,000	10,208,400
6.369% 6/16/18 (h)		13,435,000	13,720,494
6.5% 6/10/19 (Reg. S)		1,000,000	1,032,000
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (h)		8,770,000	8,827,978
1.375% 9/27/17 (Reg. S)		2,720,000	2,739,764
Bank of America Corp.:
2% 1/11/18		50,000,000	49,990,200
2.25% 4/21/20		87,156,000	85,545,706
2.6% 1/15/19		8,068,000	8,123,903
2.65% 4/1/19		6,430,000	6,482,887
3.3% 1/11/23		31,429,000	30,945,182
3.875% 3/22/17		25,777,000	26,650,608
3.95% 4/21/25		25,000,000	24,173,150
4.1% 7/24/23		11,481,000	11,844,075
4.2% 8/26/24		16,813,000	16,658,909
4.25% 10/22/26		14,724,000	14,476,755
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.65% 5/1/18		$ 8,780,000	$ 9,554,730
5.75% 12/1/17		21,955,000	23,749,997
5.875% 1/5/21		6,530,000	7,432,505
6.5% 8/1/16		9,000,000	9,422,991
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (n)	EUR	3,800,000	4,349,394
10% 7/30/16	EUR	2,350,000	2,796,739
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		1,265,000	1,214,742
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,878,722
6.75% 1/16/23 (n)	GBP	2,250,000	3,718,097
Barclays PLC 2.75% 11/8/19		12,249,000	12,211,273
BBVA Bancomer SA 6.75% 9/30/22 (h)		375,000	406,125
BBVA Colombia SA 4.875% 4/21/25 (h)		390,000	377,910
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,175,412
BPCE SA 5.7% 10/22/23 (h)		6,050,000	6,404,409
Capital One NA 2.95% 7/23/21		18,827,000	18,330,137
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,158,770
1.7% 4/27/18		120,000,000	118,934,520
1.8% 2/5/18		33,287,000	33,132,016
1.85% 11/24/17		33,365,000	33,346,950
2.4% 2/18/20		60,588,000	59,961,762
2.5% 7/29/19		46,387,000	46,340,706
4.05% 7/30/22		5,303,000	5,427,562
4.4% 6/10/25		40,790,000	41,006,269
5.5% 9/13/25		4,478,000	4,862,369
6.125% 5/15/18		3,779,000	4,170,561
Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,577,221
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (n)	EUR	2,700,000	2,883,720
Credit Suisse AG 6% 2/15/18		18,058,000	19,650,716
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (h)		19,455,000	19,338,737
3.75% 3/26/25 (h)		19,450,000	18,816,864
Development Bank of Philippines 8.375% (i)(n)		1,930,000	2,016,142
Discover Bank:
4.2% 8/8/23		7,852,000	7,940,696
7% 4/15/20		2,030,000	2,339,210
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18		$ 798,000	$ 847,756
8.25% 3/1/38		4,667,000	6,607,137
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,312,168
6.25% 4/30/19 (h)		1,100,000	1,115,598
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		2,200,000	2,257,790
7.75% 7/5/17 (Reg. S)		350,000	359,194
GTB Finance BV:
6% 11/8/18 (h)		2,725,000	2,471,575
7.5% 5/19/16 (h)		1,245,000	1,241,888
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	6,693,958
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,198,663
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,071,934
HSBK BV:
7.25% 5/3/17 (h)		2,285,000	2,317,584
7.25% 5/3/17 (Reg. S)		250,000	253,565
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,392,636
Industrial Senior Trust 5.5% 11/1/22 (h)		220,000	208,230
Intesa Sanpaolo SpA:
3.875% 1/16/18		4,140,000	4,250,281
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,715,356
Itau Unibanco Holding SA:
2.85% 5/26/18 (h)		655,000	636,005
5.125% 5/13/23 (Reg. S)		1,100,000	1,001,000
5.5% 8/6/22 (h)		655,000	614,849
6.2% 12/21/21 (Reg. S)		980,000	960,890
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,459,446
2% 8/15/17		11,000,000	11,072,512
2.2% 10/22/19		7,268,000	7,206,091
2.25% 1/23/20		40,000,000	39,478,680
2.35% 1/28/19		6,857,000	6,880,664
3.25% 9/23/22		18,423,000	18,270,771
3.875% 9/10/24		39,644,000	39,008,190
4.125% 12/15/26		50,896,000	50,501,963
4.25% 10/15/20		6,995,000	7,490,169
4.35% 8/15/21		20,267,000	21,634,901
4.5% 1/24/22		22,046,000	23,537,037
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.625% 5/10/21		$ 6,879,000	$ 7,450,033
4.95% 3/25/20		22,079,000	24,197,877
KeyBank NA 5.45% 3/3/16		3,939,000	4,027,143
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		415,000	420,188
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		1,000,000	1,027,780
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,008,067
Regions Bank 6.45% 6/26/37		24,618,000	28,831,888
Regions Financial Corp. 2% 5/15/18		13,127,000	13,056,416
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	64,539,234
6% 12/19/23		25,897,000	27,626,453
6.1% 6/10/23		16,183,000	17,359,763
6.125% 12/15/22		42,557,000	45,842,869
RSHB Capital SA 5.298% 12/27/17 (h)		1,425,000	1,406,874
SB Capital SA 5.5% 2/26/24 (h)(n)		2,285,000	1,841,002
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (h)		980,000	975,100
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (h)(n)		645,000	617,007
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,154,735
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,134,878
3.676% 6/15/16		4,301,000	4,398,693
4.48% 1/16/24		4,804,000	5,009,525
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,000,640
Zenith Bank PLC 6.25% 4/22/19 (h)		3,070,000	2,778,350
			1,508,807,306
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,163,187
4.25% 2/15/24		12,758,000	13,246,925
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		8,620,000	9,029,450
Deutsche Bank AG 4.5% 4/1/25		48,248,000	46,654,899
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,591,288
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,923,815
2.55% 10/23/19		33,080,000	33,142,157
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.625% 1/31/19		$ 50,400,000	$ 50,909,191
2.9% 7/19/18		17,494,000	17,884,624
3.75% 5/22/25		40,000,000	39,796,760
5.25% 7/27/21		17,105,000	19,015,492
5.625% 1/15/17		3,200,000	3,359,987
5.95% 1/18/18		4,975,000	5,427,536
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,674,853
6.85% 6/15/17		1,263,000	1,367,037
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,952,508
2.125% 4/25/18		12,586,000	12,630,227
2.375% 7/23/19		26,932,000	26,909,458
2.8% 6/16/20		30,000,000	30,096,810
3.7% 10/23/24		24,714,000	24,666,623
4% 7/23/25		21,522,000	21,940,022
4.35% 9/8/26		30,000,000	29,929,590
4.875% 11/1/22		26,240,000	27,761,868
5% 11/24/25		3,189,000	3,353,425
5.45% 1/9/17		13,970,000	14,696,007
5.5% 1/26/20		88,000,000	97,921,032
5.625% 9/23/19		12,714,000	14,132,437
5.75% 1/25/21		19,879,000	22,522,668
6.625% 4/1/18		16,118,000	17,962,286
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,582,946
1.8% 3/26/18		24,142,000	24,057,165
			746,302,273
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,047,688
4.5% 5/15/21		2,800,000	2,845,500
4.625% 7/1/22		2,685,000	2,705,138
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,448,045
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		840,000	851,550
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,225,710
3.95% 11/6/24		9,738,000	9,366,057
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22		$ 12,545,000	$ 13,232,203
6.45% 6/12/17		10,366,000	11,211,565
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,194,279
1.7% 5/9/16		19,473,000	19,518,431
1.724% 12/6/17		18,742,000	18,570,567
2.24% 6/15/18		19,162,000	19,062,128
2.597% 11/4/19		40,209,000	39,630,392
2.875% 10/1/18		13,000,000	13,100,217
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,270,302
4.625% 1/7/21		19,476,000	21,380,207
4.65% 10/17/21		5,377,000	5,910,216
5.625% 9/15/17		5,858,000	6,335,445
5.625% 5/1/18		25,000,000	27,480,675
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,558,097
1.625% 10/2/15 (h)		4,565,000	4,565,278
1.875% 8/9/16 (h)		2,974,000	2,987,440
2.125% 10/2/17 (h)		18,524,000	18,576,905
2.875% 8/9/18 (h)		5,276,000	5,382,401
Navient Corp.:
5% 10/26/20		915,000	814,350
5.875% 3/25/21		3,215,000	2,885,463
5.875% 10/25/24		8,775,000	7,414,875
SLM Corp.:
4.875% 6/17/19		2,160,000	2,019,600
5.5% 1/15/19		2,025,000	1,933,875
5.5% 1/25/23		6,135,000	5,168,738
6.125% 3/25/24		4,280,000	3,638,000
8% 3/25/20		395,000	399,938
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,326,781
3% 8/15/19		4,907,000	4,914,596
3.75% 8/15/21		7,409,000	7,347,720
4.25% 8/15/24		7,458,000	7,335,607
			360,655,979
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25		$ 14,325,000	$ 13,660,492
3.875% 8/15/22		11,641,000	11,575,170
Cimpor Financial Operations BV 5.75% 7/17/24 (h)		850,000	633,250
CNH Industrial Capital LLC 3.875% 7/16/18 (h)		3,170,000	3,158,113
Deutsche Boerse AG 2.75% 2/5/41 (Reg. S) (n)	EUR	1,200,000	1,353,002
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		1,665,000	1,686,645
5.875% 2/1/22		18,611,000	18,801,763
6% 8/1/20		4,745,000	4,898,121
ILFC E-Capital Trust I 4.69% 12/21/65 (h)(n)		10,340,000	9,784,225
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(n)		4,765,000	4,508,881
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,972,186
MSCI, Inc. 5.75% 8/15/25 (h)		3,010,000	3,070,200
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	737,488
7.75% 1/27/18		1,300,000	1,231,750
			104,071,286
Insurance - 1.8%
AIA Group Ltd. 2.25% 3/11/19 (h)		2,566,000	2,553,404
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (h)		5,405,000	5,256,363
Allianz SE 2.241% 7/7/45 (Reg. S) (n)	EUR	2,900,000	2,949,134
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,441,746
3.875% 1/15/35		19,041,000	17,244,063
4.875% 6/1/22		3,590,000	3,914,432
5.6% 10/18/16		10,702,000	11,210,923
Aon Corp.:
3.125% 5/27/16		11,274,000	11,454,440
3.5% 9/30/15		4,451,000	4,459,212
5% 9/30/20		3,854,000	4,242,892
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (n)		4,900,000	5,060,112
Assicurazioni Generali SpA 7.75% 12/12/42 (n)	EUR	4,400,000	6,026,565
Aviva PLC 6.625% 6/3/41 (n)	GBP	4,150,000	6,904,102
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,904,922
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)		1,859,000	1,896,180
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 16,418,923
5.375% 3/15/17		194,000	204,723
Liberty Mutual Group, Inc. 5% 6/1/21 (h)		12,644,000	13,716,110
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,763,472
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (h)		30,523,000	27,679,050
5.375% 12/1/41 (h)		3,840,000	4,261,951
MetLife, Inc.:
1.903% 12/15/17 (n)		2,987,000	3,001,526
3.048% 12/15/22 (n)		12,433,000	12,183,283
4.368% 9/15/23		9,625,000	10,189,766
4.75% 2/8/21		4,032,000	4,432,636
6.75% 6/1/16		7,610,000	7,934,218
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,701,972
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,587,270
Pacific LifeCorp:
5.125% 1/30/43 (h)		19,436,000	19,925,010
6% 2/10/20 (h)		12,654,000	14,237,851
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,639,323
4.5% 11/16/21		6,390,000	6,972,640
5.375% 5/15/45 (n)		17,492,000	17,300,638
6.2% 11/15/40		4,318,000	5,117,758
7.375% 6/15/19		3,230,000	3,790,327
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,534,809
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (h)		18,083,000	18,510,356
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (h)		4,172,000	4,196,594
4.125% 11/1/24 (h)		6,048,000	6,106,732
Unum Group:
5.625% 9/15/20		8,386,000	9,383,699
5.75% 8/15/42		16,937,000	18,844,428
7.125% 9/30/16		587,000	621,415
			361,774,970
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,853,112
4.6% 4/1/22		4,025,000	4,174,939
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23		$ 3,491,000	$ 3,390,438
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,200,230
4.2% 12/15/23		12,000,000	12,529,692
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,806,966
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,356,471
4.25% 1/15/24		9,191,000	9,500,268
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,325,598
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (h)		1,455,000	1,324,050
Corporate Office Properties LP 5% 7/1/25		8,095,000	7,900,987
DDR Corp.:
3.625% 2/1/25		7,690,000	7,227,646
4.625% 7/15/22		10,758,000	11,185,846
4.75% 4/15/18		11,273,000	11,914,682
7.5% 4/1/17		5,574,000	6,039,022
7.875% 9/1/20		323,000	392,813
9.625% 3/15/16		3,691,000	3,852,179
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,168,396
3.75% 12/1/24		5,408,000	5,265,040
3.875% 10/15/22		11,543,000	11,638,461
4.375% 6/15/22		7,323,000	7,576,918
5.95% 2/15/17		102,000	108,357
6.5% 1/15/18		3,795,000	4,175,475
6.75% 3/15/20		10,379,000	12,023,532
8.25% 8/15/19		75,000	90,575
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,029,066
6% 9/15/17		1,212,000	1,308,027
6.25% 1/15/17		1,027,000	1,087,078
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,791,500
4.625% 12/15/21		17,159,000	18,535,461
4.75% 7/15/20		7,700,000	8,404,450
5.375% 8/1/16		2,768,000	2,873,079
5.75% 6/15/17		14,407,000	15,447,027
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,848,691
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc. 3.75% 2/1/16		$ 6,084,000	$ 6,151,356
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,157,985
4.7% 9/15/17		1,538,000	1,622,252
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	650,684
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,291,660
6.65% 1/15/18		867,000	931,770
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,638,463
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,572,774
4.5% 4/1/27 (h)		45,578,000	43,784,460
4.95% 4/1/24		3,875,000	3,987,673
5.875% 3/15/24		290,000	305,225
6.75% 10/15/22		345,000	357,938
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,289,544
5% 12/15/23		2,030,000	2,139,920
Senior Housing Properties Trust 6.75% 4/15/20		250,000	278,757
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,721,101
The GEO Group, Inc. 5.875% 1/15/22		2,285,000	2,376,400
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,670,616
WP Carey, Inc. 4% 2/1/25		21,616,000	20,894,393
			348,169,043
Real Estate Management & Development - 1.7%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,527,428
3.85% 4/15/16		16,284,000	16,495,024
4.25% 7/15/22		5,809,000	5,923,693
6.125% 4/15/20		3,429,000	3,859,751
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,544,130
4.1% 10/1/24		15,881,000	15,800,452
4.55% 10/1/29		15,881,000	15,422,309
4.95% 4/15/18		12,690,000	13,476,184
5.7% 5/1/17		7,049,000	7,453,493
6% 4/1/16		2,699,000	2,766,613
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,398,138
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,043,919
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	386,217
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Deutsche Annington Finance BV 5% 10/2/23 (h)		$ 3,750,000	$ 3,987,863
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,381,153
5.25% 3/15/21		5,708,000	6,213,580
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	8,807,123
5.5% 3/15/17		3,597,000	3,794,058
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	156,208
6% 11/1/20		105,000	108,621
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,121,488
Hunt Companies, Inc. 9.625% 3/1/21 (h)		870,000	835,200
Inmobiliaria Colonial SA 1.863% 6/5/19 (Reg. S)	EUR	2,900,000	3,248,052
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,675
11.5% 7/20/20 (Reg. S)		5,000	5,550
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,326,943
4.125% 6/15/22		6,280,000	6,419,812
4.4% 2/15/24		13,017,000	13,390,015
4.75% 10/1/20		11,282,000	12,170,300
5.5% 12/15/16		1,891,000	1,979,036
6.625% 10/1/17		4,835,000	5,292,923
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,251,813
3.15% 5/15/23		14,735,000	13,078,447
4.5% 4/18/22		4,072,000	4,058,485
5.8% 1/15/16		10,000,000	10,147,530
7.75% 8/15/19		700,000	806,132
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,274,632
6.05% 9/1/16		2,000,000	2,086,998
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,500,114
Prime Property Funding, Inc. 5.7% 4/15/17 (h)		4,546,000	4,757,194
Realogy Corp. 7.625% 1/15/20 (h)		981,000	1,031,276
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		235,000	236,469
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,300,911
Regency Centers LP 5.875% 6/15/17		2,874,000	3,085,276
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24		$ 10,161,000	$ 9,927,795
3.875% 12/1/23		4,812,000	4,777,002
6.125% 6/1/20		14,318,000	16,277,604
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,668,947
3.5% 2/1/25		4,631,000	4,380,296
3.75% 5/1/24		20,000,000	19,579,180
4.125% 1/15/26		5,557,000	5,501,135
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,073,015
4% 4/30/19		3,747,000	3,918,234
4.25% 3/1/22		300,000	311,040
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,393,462
			345,822,938
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		362	12,138
TOTAL FINANCIALS			3,775,615,933
HEALTH CARE - 2.6%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (h)		845,000	865,069
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,821,278
2.2% 5/22/19		14,136,000	14,023,986
			29,710,333
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,538,737
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (h)(j)		1,220,000	1,241,350
Hologic, Inc. 5.25% 7/15/22 (h)		1,620,000	1,650,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (h)		655,000	650,088
			8,080,550
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,914,945
Community Health Systems, Inc. 6.875% 2/1/22		5,375,000	5,712,604
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,451,148
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
3.75% 3/15/19		$ 18,722,000	$ 18,815,610
4.25% 10/15/19		7,590,000	7,741,800
4.75% 5/1/23		595,000	603,175
5.875% 3/15/22		715,000	777,563
6.5% 2/15/20		30,303,000	33,484,815
HealthSouth Corp.:
5.125% 3/15/23		860,000	851,400
5.75% 11/1/24 (h)		1,035,000	1,049,387
5.75% 11/1/24		1,155,000	1,171,055
Kindred Escrow Corp. II:
8% 1/15/20 (h)		3,740,000	4,097,638
8.75% 1/15/23 (h)		9,820,000	10,998,400
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,176,734
4.125% 9/15/20		7,486,000	7,909,753
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	517,500
5.5% 2/1/21		5,400,000	5,643,000
Tenet Healthcare Corp.:
3.7861% 6/15/20 (h)(n)		1,550,000	1,558,525
5% 3/1/19		2,285,000	2,280,978
6% 10/1/20		605,000	647,350
6.75% 6/15/23		2,530,000	2,605,900
6.875% 11/15/31		130,000	120,250
8.125% 4/1/22		16,575,000	18,356,813
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,309,437
2.875% 3/15/23		16,114,000	15,682,467
3.35% 7/15/22		6,192,000	6,333,648
3.75% 7/15/25		19,000,000	19,448,913
4.625% 7/15/35		12,193,000	12,717,835
4.75% 7/15/45		20,331,000	21,277,306
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,239,174
			238,495,123
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (h)		1,345,000	1,324,825
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,089,557
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19		$ 1,959,000	$ 1,954,390
4.15% 2/1/24		3,010,000	3,067,094
			8,111,041
Pharmaceuticals - 1.2%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,497,409
2.9% 11/6/22		13,855,000	13,364,824
3.6% 5/14/25		24,114,000	23,711,682
4.5% 5/14/35		23,238,000	22,197,031
4.7% 5/14/45		23,197,000	22,539,759
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,713,089
3.45% 3/15/22		18,597,000	18,189,819
3.8% 3/15/25		27,765,000	26,897,316
4.75% 3/15/45		10,716,000	9,820,850
Bayer AG 2.375% 4/2/75 (Reg. S) (n)	EUR	2,450,000	2,622,251
Bayer U.S. Finance LLC:
2.375% 10/8/19 (h)		10,323,000	10,366,501
3% 10/8/21 (h)		7,536,000	7,547,063
3.375% 10/8/24 (h)		3,362,000	3,335,417
Endo Finance LLC 5.375% 1/15/23 (h)		1,530,000	1,541,475
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (h)		1,885,000	1,960,400
6% 2/1/25 (h)		3,680,000	3,781,200
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,595,562
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,034
2.3% 11/8/18		3,161,000	3,153,107
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,567,458
3.9% 12/15/24		5,449,000	5,278,446
4.9% 12/15/44		2,390,000	2,267,522
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)		4,015,000	4,085,263
5.875% 5/15/23 (h)		3,240,000	3,304,800
6.125% 4/15/25 (h)		5,460,000	5,623,800
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,738,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18		$ 2,006,000	$ 1,993,180
3.25% 2/1/23		4,892,000	4,638,815
			240,268,873
TOTAL HEALTH CARE			525,990,745
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (h)		9,122,000	9,152,933
6.375% 6/1/19 (h)		8,071,000	9,151,207
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		7,620,000	7,315,200
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,440,080
6% 7/15/22		2,885,000	2,842,158
6.5% 5/15/25 (h)		1,355,000	1,332,981
			34,234,559
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,519,791
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (h)		3,225,000	3,118,660
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,293,850
American Airlines Group, Inc.:
4.625% 3/1/20 (h)		2,670,000	2,623,275
5.5% 10/1/19 (h)		8,970,000	9,183,038
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (h)		207,953	214,191
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		234,393	256,660
6.125% 4/29/18		240,000	249,000
6.648% 3/15/19		945,121	971,111
6.9% 7/2/19		381,986	398,449
9.25% 5/10/17		1,325,326	1,441,292
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,533,938
6.75% 5/23/17		1,515,000	1,533,938
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	927,444
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,711,125
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 323,913	$ 335,250
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,366,062	1,448,025
8.36% 1/20/19		837,230	896,883
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		631,364	669,246
12% 1/15/16 (h)		157,666	163,973
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,713,750
6.375% 6/1/18		140,000	146,475
			36,349,364
Building Products - 0.0%
Building Materials Corp. of America 5.375% 11/15/24 (h)		3,095,000	3,095,000
USG Corp. 5.5% 3/1/25 (h)		3,175,000	3,159,125
			6,254,125
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,636,809
4.125% 4/15/19		2,860,000	2,902,900
4.125% 6/15/23		5,040,000	4,624,200
5.25% 3/15/20		2,035,000	2,080,788
6.25% 10/15/21		2,065,000	2,132,113
APX Group, Inc.:
6.375% 12/1/19		12,550,000	12,189,188
8.75% 12/1/20		13,055,000	11,455,763
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		5,020,000	4,492,900
Cenveo Corp. 6% 8/1/19 (h)		325,000	273,813
Garda World Security Corp.:
7.25% 11/15/21 (h)		8,485,000	7,933,475
7.25% 11/15/21 (h)		400,000	374,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,232,000
7% 2/15/22		660,000	646,800
			59,579,749
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (h)		$ 2,595,000	$ 1,518,075
Cementos Progreso Trust 7.125% 11/6/23 (h)		570,000	609,900
Odebrecht Finance Ltd. 4.375% 4/25/25 (h)		650,000	427,375
			2,555,350
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (n)		1,920,000	1,718,400
Sensata Technologies BV 5% 10/1/25 (h)		2,285,000	2,216,450
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	6,500,000	6,903,018
			10,837,868
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (h)		450,000	462,375
General Electric Co. 5.25% 12/6/17		17,730,000	19,154,286
			19,616,661
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		1,340,000	1,266,300
Schaeffler Finance BV 4.75% 5/15/21 (h)		1,540,000	1,514,020
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,677,900
			4,458,220
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		4,350,000	4,154,250
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		8,910,000	7,395,300
8.125% 2/15/19		2,885,000	2,293,575
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		885,000	816,413
			14,659,538
Professional Services - 0.0%
IHS, Inc. 5% 11/1/22		2,895,000	2,927,569
Road & Rail - 0.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,004,464
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,646,759
JSC Georgian Railway 7.75% 7/11/22 (h)		650,000	670,313
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (h)		570,000	571,140
OPE KAG Finance Sub, Inc. 7.875% 7/31/23 (h)		5,045,000	5,145,900
			12,038,576
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		$ 7,271,000	$ 7,198,290
2.625% 9/4/18		16,438,000	16,396,116
3.75% 2/1/22		16,396,000	16,384,998
3.875% 4/1/21		14,814,000	14,962,140
4.25% 9/15/24		12,030,000	11,894,663
4.75% 3/1/20		11,796,000	12,489,369
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,610,438
6.25% 12/1/19		830,000	900,550
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,861,488
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,726,000
6.75% 12/15/20		2,795,000	2,878,850
International Lease Finance Corp. 4.625% 4/15/21		955,000	971,713
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,548,751
United Rentals North America, Inc. 5.5% 7/15/25		1,045,000	1,008,425
			96,831,791
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,566,180	1,650,362
10.75% 12/1/20 (Reg. S)		87,780	92,498
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,134,168
			5,877,028
TOTAL INDUSTRIALS			306,220,398
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		5,575,000	5,951,313
8.875% 1/1/20 (h)		1,970,000	2,138,681
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		2,070,000	2,070,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,365,650
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 15,450,000	$ 16,154,829
6.5% 1/15/28		4,782,000	4,973,280
			32,653,753
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,658,213
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,255,072
6.55% 10/1/17		1,383,000	1,517,607
			8,430,892
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)		3,200,000	3,124,672
6.125% 11/1/23 (h)		2,290,000	2,269,711
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	3,700,000	4,264,153
Global Cash Access, Inc. 10% 1/15/22 (h)		5,220,000	4,932,900
			14,591,436
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,819,623
Micron Technology, Inc.:
5.25% 8/1/23 (h)		5,285,000	4,928,263
5.25% 1/15/24 (h)		5,165,000	4,790,538
5.625% 1/15/26 (h)		2,165,000	1,964,738
5.875% 2/15/22		2,310,000	2,275,350
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		600,000	603,000
			19,381,512
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)		6,820,000	6,833,640
Italics Merger Sub, Inc. 7.125% 7/15/23 (h)		2,715,000	2,626,192
Nuance Communications, Inc. 5.375% 8/15/20 (h)		3,315,000	3,321,232
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (h)		1,175,000	1,211,660
			13,992,724
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3.2% 5/13/25		$ 20,000,000	$ 19,879,440
4.375% 5/13/45		20,000,000	19,768,580
			39,648,020
TOTAL INFORMATION TECHNOLOGY			128,698,337
MATERIALS - 1.4%
Chemicals - 0.2%
Braskem Finance Ltd.:
5.375% 5/2/22 (h)		735,000	643,125
5.75% 4/15/21 (h)		430,000	389,150
6.45% 2/3/24		455,000	412,867
Evolution Escrow Issuer LLC 7.5% 3/15/22 (h)		4,150,000	3,340,750
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,062,913
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,182,938
OCP SA 5.625% 4/25/24 (h)		390,000	399,828
Platform Specialty Products Corp. 6.5% 2/1/22 (h)		2,210,000	2,140,009
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		1,755,000	1,640,925
8.25% 1/15/21 (h)		865,000	817,425
The Chemours Company LLC 6.625% 5/15/23 (h)		4,065,000	3,536,550
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,337,794
4.25% 11/15/20		5,898,000	6,249,975
			35,154,249
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (h)		1,670,000	1,586,500
9.375% 10/12/22 (h)		710,000	793,425
CEMEX S.A.B. de CV:
6.125% 5/5/25 (h)		5,695,000	5,438,725
6.5% 12/10/19 (h)		4,195,000	4,257,925
Union Andina de Cementos SAA 5.875% 10/30/21 (h)		635,000	631,635
			12,708,210
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(n)		14,962,327	15,512,816
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (h)(n)		$ 7,335,000	$ 7,188,300
7% 11/15/20 (h)		2,655,000	2,681,550
Ball Corp. 5.25% 7/1/25		4,920,000	4,895,400
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (h)		2,190,000	2,179,050
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		1,355,000	1,178,850
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		2,345,000	2,295,169
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (h)		2,290,000	2,330,075
6.375% 8/15/25 (h)		2,290,000	2,341,525
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)		6,885,000	7,057,125
			47,659,860
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	9,754,920
Alrosa Finance SA 7.75% 11/3/20 (h)		700,000	722,645
Anglo American Capital PLC:
3.625% 5/14/20 (h)		29,122,000	27,689,052
4.875% 5/14/25 (h)		29,080,000	26,226,525
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		230,000	196,650
Compania Minera Ares SAC 7.75% 1/23/21 (h)		860,000	826,460
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,527,715
4.875% 11/4/44 (h)		5,532,000	4,903,244
CSN Resources SA 6.5% 7/21/20 (h)		500,000	307,500
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,030,000	1,768,638
9.5% 4/24/18 (Reg. S)		3,100,000	3,162,000
Ferrexpo Finance PLC 10.375% 4/7/19 (h)		2,347,000	1,936,275
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		8,075,000	5,773,625
7.25% 5/15/22 (h)		3,745,000	2,612,138
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,087,030
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		460,000	429,640
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		2,530,000	2,150,500
4.875% 10/7/20 (Reg. S)		200,000	170,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
GTL Trade Finance, Inc. 5.893% 4/29/24 (h)		$ 1,025,000	$ 893,493
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		2,460,000	1,949,550
Lundin Mining Corp.:
7.5% 11/1/20 (h)		4,430,000	4,374,625
7.875% 11/1/22 (h)		6,840,000	6,737,400
Metalloinvest Finance Ltd. 5.625% 4/17/20 (h)		1,440,000	1,314,101
Metinvest BV:
8.75% 2/14/18 (Reg. S)		400,000	224,000
10.5% 11/28/17 (h)		3,575,000	2,073,500
Murray Energy Corp. 11.25% 4/15/21 (h)		9,760,000	4,514,000
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,081,350
Nord Gold NV 6.375% 5/7/18 (h)		1,660,000	1,630,950
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		3,110,000	2,938,950
5.625% 4/29/20 (Reg. S)		200,000	189,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,086,804
Samarco Mineracao SA 5.75% 10/24/23 (h)		655,000	613,080
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (h)		1,600,000	1,544,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	508,784
7.5% 7/27/35		910,000	942,178
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,755,425
5.5% 10/1/24		4,070,000	3,952,988
6.125% 8/15/19		2,683,000	2,780,259
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,839,227
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,127,600
6.25% 1/11/16		5,000,000	5,070,000
6.25% 1/23/17		5,581,000	5,796,817
6.875% 11/21/36		640,000	544,640
Vedanta Resources PLC 6% 1/31/19 (h)		1,090,000	945,575
			192,672,853
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			288,195,172
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
Altice Financing SA:
6.5% 1/15/22 (h)		$ 1,865,000	$ 1,869,663
6.625% 2/15/23 (h)		2,780,000	2,766,100
7.875% 12/15/19 (h)		272,000	284,240
Altice Finco SA:
7.625% 2/15/25 (h)		2,720,000	2,665,600
8.125% 1/15/24 (h)		1,000,000	1,010,000
9.875% 12/15/20 (h)		6,135,000	6,733,163
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,187,407
3% 6/30/22		29,259,000	28,079,570
3.4% 5/15/25		39,520,000	37,617,626
4.75% 5/15/46		31,335,000	28,570,344
4.8% 6/15/44		15,000,000	13,777,905
6.3% 1/15/38		16,665,000	18,177,365
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,413
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,535,360
6.15% 9/15/19		6,992,000	7,324,120
Embarq Corp.:
7.082% 6/1/16		8,346,000	8,625,174
7.995% 6/1/36		4,717,000	4,988,228
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,775,000	2,913,750
GCI, Inc. 6.875% 4/15/25		5,080,000	5,219,700
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,022,975
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)		3,245,000	3,163,875
5.375% 8/15/22		6,925,000	6,949,515
5.375% 5/1/25 (h)		1,080,000	1,043,550
Qtel International Finance Ltd. 5% 10/19/25 (h)		645,000	696,781
Sable International Finance Ltd. 6.875% 8/1/22 (h)		1,340,000	1,353,400
Sprint Capital Corp.:
6.875% 11/15/28		23,495,000	20,205,700
8.75% 3/15/32		3,305,000	3,127,356
TDC A/S 3.5% 2/26/3015 (Reg. S) (n)	EUR	1,550,000	1,669,585
Telecom Italia Capital SA 6% 9/30/34		1,350,000	1,323,000
Telecom Italia SpA 5.303% 5/30/24 (h)		1,350,000	1,360,125
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		590,000	594,425
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.35% 6/9/17		$ 20,956,000	$ 20,887,600
2.625% 2/21/20		21,379,000	21,388,107
4.5% 9/15/20		36,000,000	38,720,880
5.012% 8/21/54		55,038,000	50,205,113
6.25% 4/1/37		2,348,000	2,631,364
6.4% 9/15/33		10,915,000	12,445,709
6.55% 9/15/43		54,849,000	64,763,725
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		3,205,000	3,229,038
7.375% 4/23/21 (h)		10,860,000	11,104,350
			454,276,201
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,149,811
3.125% 7/16/22		9,218,000	9,036,498
Comcel Trust 6.875% 2/6/24 (h)		560,000	575,400
Digicel Group Ltd.:
6% 4/15/21 (h)		9,220,000	8,443,768
6.75% 3/1/23 (h)		2,795,000	2,564,413
7% 2/15/20 (h)		425,000	422,875
7.125% 4/1/22 (h)		1,885,000	1,642,306
8.25% 9/30/20 (h)		9,040,000	8,362,000
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	850,000	1,384,160
Intelsat Jackson Holdings SA:
5.5% 8/1/23		1,490,000	1,311,200
7.25% 10/15/20		1,810,000	1,739,863
Millicom International Cellular SA:
4.75% 5/22/20 (h)		650,000	622,375
6% 3/15/25 (h)		6,675,000	6,307,875
6.625% 10/15/21 (h)		1,450,000	1,443,475
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,680,000	2,832,674
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		4,200,000	4,215,750
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,332,488
Sprint Corp.:
7.625% 2/15/25		5,395,000	5,034,209
7.875% 9/15/23		9,220,000	8,862,725
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,139,129
6.375% 3/1/25		9,470,000	9,678,340
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 1,520,000	$ 1,563,700
6.5% 1/15/24		3,045,000	3,128,738
6.625% 4/1/23		4,145,000	4,323,235
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	472,800
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	689,619
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,260,000	4,223,603
			113,503,029
TOTAL TELECOMMUNICATION SERVICES			567,779,230
UTILITIES - 3.1%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,707,894
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,196,167
2.95% 12/15/22		4,935,000	4,766,134
American Transmission Systems, Inc. 5% 9/1/44 (h)		2,638,000	2,696,015
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,257,690
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,900,562
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,746,145
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		29,344,000	33,330,529
6.4% 9/15/20 (h)		25,897,000	29,651,314
Edison International 3.75% 9/15/17		6,674,000	6,951,291
Eversource Energy:
1.45% 5/1/18		3,325,000	3,281,659
2.8% 5/1/23		15,104,000	14,481,036
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,310,802
2.85% 6/15/20		4,888,000	4,877,168
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,513,616
4.25% 3/15/23		31,243,000	31,304,080
7.375% 11/15/31		24,589,000	29,595,320
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,966,892
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 3.45% 7/15/20 (h)		$ 27,495,000	$ 27,013,838
Lamar Funding Ltd. 3.958% 5/7/25 (h)		565,000	528,981
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,388,226
3.75% 11/15/20		1,450,000	1,519,207
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,081,522
Nevada Power Co. 6.5% 5/15/18		790,000	883,546
NSG Holdings II, LLC 7.75% 12/15/25 (h)		9,494,717	10,467,926
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,054,467
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	828,168
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,056,189
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,074,868
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,849,721
RJS Power Holdings LLC 5.125% 7/15/19 (h)		8,575,000	8,103,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,600,240
5.15% 3/15/20		3,761,000	4,107,110
			341,091,698
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	984,532
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,407
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,729,213
			5,180,152
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.375% 1/15/23		4,730,000	4,563,031
5.75% 1/15/25		910,000	881,563
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	19,475,000
7.25% 10/15/21		21,425,000	22,094,531
Dynegy, Inc.:
6.75% 11/1/19		6,850,000	7,102,594
7.375% 11/1/22		8,135,000	8,419,725
7.625% 11/1/24		14,025,000	14,597,220
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	666,250
NRG Energy, Inc.:
6.25% 7/15/22		8,395,000	8,185,125
6.25% 5/1/24		8,475,000	8,051,250
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
PPL Energy Supply LLC 6.5% 6/1/25 (h)		$ 1,180,000	$ 1,094,450
TerraForm Power Operating LLC:
5.875% 2/1/23 (h)		1,595,000	1,515,250
6.125% 6/15/25 (h)		500,000	471,250
The AES Corp.:
4.875% 5/15/23		3,775,000	3,510,750
7.375% 7/1/21		1,515,000	1,632,413
			102,260,402
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5818% 9/30/66 (n)		35,229,000	30,674,771
7.5% 6/30/66 (n)		10,345,000	9,219,981
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,719,221
2% 11/15/18		12,172,000	12,142,860
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,572,589
5.45% 9/15/20		11,473,000	12,834,845
5.8% 2/1/42		6,336,000	7,204,114
5.95% 6/15/41		11,832,000	13,708,271
6.4% 3/15/18		1,228,000	1,364,078
6.8% 1/15/19		6,774,000	7,729,059
PG&E Corp. 2.4% 3/1/19		1,683,000	1,688,160
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,789,705
6.5% 12/15/20		5,125,000	6,015,069
RWE AG 7% 10/12/72 (Reg. S) (n)		2,700,000	2,808,000
Sempra Energy:
2.3% 4/1/17		14,116,000	14,290,798
2.875% 10/1/22		5,760,000	5,520,286
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,926,464
Wisconsin Energy Corp. 6.25% 5/15/67 (n)		3,860,000	3,343,725
			178,551,996
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (n)	GBP	3,500,000	$ 5,681,512
TOTAL UTILITIES			632,765,760
TOTAL NONCONVERTIBLE BONDS (Cost $9,021,912,936)			8,951,784,547
U.S. Government and Government Agency Obligations - 19.0%

U.S. Treasury Inflation-Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		202,680,000	182,320,864
1.375% 2/15/44		135,651,571	142,485,411
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		166,092,620	159,512,508
0.25% 1/15/25		75,564,750	72,857,924
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			557,176,707
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
2.5% 2/15/45		200,000	181,130
2.875% 8/15/45		101,360,000	99,736,618
3% 5/15/45		650,487,000	655,094,399
4.375% 2/15/38		430,000	543,726
U.S. Treasury Notes:
0.5% 1/31/17 (k)		5,510,000	5,503,614
0.5% 2/28/17		1,450,000	1,447,677
1.125% 6/15/18		836,229,000	838,265,138
1.25% 10/31/18		616,376,000	618,214,033
1.375% 7/31/18		50,772,000	51,210,315
1.375% 4/30/20		18,176,000	18,062,873
1.625% 6/30/20		48,699,000	48,890,484
1.625% 7/31/20		5,593,000	5,611,641
2% 2/15/25		1,140,000	1,118,744
2% 8/15/25 (g)		115,730,000	113,517,821
2.125% 5/15/25		704,209,000	697,900,696
2.25% 11/15/24		50,000,000	50,199,200
U.S. Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/15/24		$ 76,723,000	$ 77,941,745
2.5% 5/15/24		3,700,000	3,802,231
TOTAL U.S. TREASURY OBLIGATIONS			3,287,242,085
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,870,084,540)			3,844,418,792
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 8.1%
1.75% 10/1/34 (n)		4,028	4,199
1.85% 10/1/33 (n)		3,169	3,297
1.88% 1/1/35 (n)		3,093	3,223
1.88% 1/1/35 (n)		309,395	324,512
1.885% 2/1/33 (n)		1,792	1,865
1.91% 12/1/34 (n)		57,465	59,952
1.91% 3/1/35 (n)		27,587	28,790
1.931% 10/1/33 (n)		19,545	20,396
1.94% 7/1/35 (n)		20,411	21,481
2.05% 3/1/35 (n)		5,168	5,346
2.06% 1/1/35 (n)		215,423	228,417
2.07% 4/1/37 (n)		97,606	102,683
2.09% 10/1/33 (n)		489,320	519,030
2.115% 12/1/34 (n)		12,487	13,147
2.141% 9/1/36 (n)		79,534	85,139
2.143% 9/1/36 (n)		102,393	109,609
2.19% 3/1/37 (n)		25,716	27,259
2.194% 7/1/34 (n)		35,633	37,737
2.243% 3/1/33 (n)		101,377	106,975
2.251% 5/1/35 (n)		258,113	274,011
2.273% 3/1/40 (n)		471,571	503,592
2.278% 6/1/47 (n)		144,202	154,364
2.302% 6/1/36 (n)		168,324	179,765
2.31% 12/1/39 (n)		238,411	255,212
2.317% 5/1/36 (n)		180,101	190,491
2.334% 7/1/35 (n)		119,463	126,919
2.335% 9/1/35 (n)		129,423	138,543
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
2.36% 11/1/36 (n)		$ 105,469	$ 112,259
2.375% 2/1/36 (n)		412,275	439,592
2.421% 10/1/33 (n)		106,225	113,711
2.444% 6/1/36 (n)		374,752	400,869
2.445% 12/1/35 (n)		303,914	325,330
2.458% 3/1/35 (n)		73,733	78,929
2.5% 5/1/27 to 8/1/43		61,129,557	61,465,205
2.53% 9/1/37 (n)		31,520	33,741
2.544% 5/1/36 (n)		190,203	203,028
2.546% 7/1/37 (n)		179,300	191,928
2.557% 6/1/42 (n)		338,990	350,421
2.615% 7/1/34 (n)		238,719	255,541
2.69% 2/1/42 (n)		1,940,959	2,007,691
2.758% 1/1/42 (n)		2,380,632	2,474,945
2.96% 11/1/40 (n)		203,472	213,177
2.982% 9/1/41 (n)		208,873	217,652
3% 8/1/41 (n)		1,196,246	1,242,725
3% 4/1/42 to 8/1/45		137,188,791	138,400,337
3% 9/1/45 (j)		11,000,000	11,047,266
3% 9/1/45 (j)		15,750,000	15,817,676
3% 9/1/45 (j)		700,000	703,008
3% 9/1/45 (j)		12,950,000	13,005,645
3% 10/1/45 (j)		11,000,000	11,020,195
3% 10/1/45 (j)		19,500,000	19,535,800
3.059% 10/1/41 (n)		90,567	94,222
3.239% 7/1/41 (n)		345,772	365,763
3.309% 10/1/41 (n)		197,256	207,389
3.346% 9/1/41 (n)		330,440	347,356
3.461% 12/1/40 (n)		16,327,608	17,313,509
3.5% 5/1/21 to 8/1/45		195,532,121	203,539,049
3.5% 9/1/45 (j)		21,300,000	22,072,123
3.5% 9/1/45 (j)		62,400,000	64,661,994
3.5% 9/1/45 (j)		54,400,000	56,371,995
3.5% 9/1/45 (j)		118,400,000	122,691,988
3.554% 7/1/41 (n)		393,834	416,390
4% 9/1/24 to 8/1/45		245,067,075	261,785,930
4% 9/1/45 (j)		33,200,000	35,259,436
4% 9/1/45 (j)		29,800,000	31,648,530
4% 9/1/45 (j)		700,000	743,422
4.5% 2/1/33 to 4/1/45		239,339,417	260,852,450
4.5% 9/1/45 (j)		104,900,000	113,636,198
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
4.5% 9/1/45 (j)		$ 66,500,000	$ 72,038,200
5% 3/1/18 to 1/1/40		12,863,130	14,311,086
5.204% 7/1/37 (n)		38,769	41,410
5.5% 12/1/17 to 3/1/41		41,331,160	46,286,955
5.565% 8/1/46 (n)		35,732	37,960
6% 2/1/17 to 1/1/42		19,996,559	22,958,828
6.5% 1/1/16 to 4/1/37		8,527,275	9,849,648
7% 12/1/15 to 7/1/37		1,737,692	2,014,141
7.5% 6/1/25 to 2/1/32		743,846	874,496
8% 12/1/17 to 3/1/37		14,369	17,374
8.5% 1/1/17 to 7/1/31		5,368	6,427
9.5% 4/1/16 to 9/1/21		19,301	21,005
TOTAL FANNIE MAE			1,643,647,899
Freddie Mac - 2.8%
1.5% 8/1/37 (n)		36,329	37,466
1.82% 3/1/35 (n)		109,500	113,785
1.825% 3/1/37 (n)		17,605	18,412
1.852% 1/1/36 (n)		94,641	99,746
1.914% 3/1/36 (n)		192,332	201,498
1.981% 12/1/35 (n)		268,185	282,848
2.022% 2/1/37 (n)		183,077	192,081
2.05% 6/1/37 (n)		30,132	31,675
2.055% 11/1/35 (n)		203,364	214,431
2.095% 8/1/37 (n)		77,851	82,228
2.105% 3/1/36 (n)		222,387	234,156
2.121% 5/1/37 (n)		75,262	80,330
2.274% 6/1/33 (n)		249,066	263,084
2.328% 10/1/36 (n)		351,588	372,184
2.333% 4/1/37 (n)		93,267	99,840
2.351% 10/1/35 (n)		135,925	143,969
2.385% 6/1/37 (n)		25,390	27,023
2.394% 10/1/42 (n)		3,383,968	3,567,757
2.415% 6/1/37 (n)		258,833	276,770
2.436% 5/1/37 (n)		70,764	75,744
2.448% 6/1/37 (n)		57,600	61,659
2.489% 4/1/36 (n)		186,736	199,418
2.526% 6/1/33 (n)		757,843	808,047
2.571% 3/1/35 (n)		1,151,839	1,233,007
2.595% 4/1/37 (n)		8,560	9,163
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
2.67% 6/1/36 (n)		$ 68,904	$ 73,701
2.722% 3/1/33 (n)		6,318	6,764
2.757% 7/1/36 (n)		86,515	92,612
2.757% 12/1/36 (n)		318,536	340,983
3% 8/1/42 to 8/1/45		47,690,227	48,108,823
3% 9/1/45 (j)		86,000,000	86,120,933
3.091% 9/1/41 (n)		2,030,935	2,113,642
3.155% 10/1/35 (n)		159,157	168,471
3.22% 9/1/41 (n)		225,766	236,291
3.235% 4/1/41 (n)		240,343	252,169
3.289% 6/1/41 (n)		259,197	273,827
3.292% 7/1/41 (n)		1,120,711	1,177,579
3.434% 12/1/40 (n)		7,526,902	7,901,094
3.444% 5/1/41 (n)		238,099	249,527
3.5% 4/1/42 to 6/1/45 (l)		167,391,191	173,884,580
3.62% 6/1/41 (n)		371,011	392,910
3.705% 5/1/41 (n)		321,478	340,673
4% 6/1/33 to 5/1/45		95,880,320	102,497,114
4.5% 6/1/25 to 1/1/45 (m)		48,439,808	52,890,490
5% 6/1/20 to 7/1/41		39,215,875	43,514,438
5.124% 4/1/38 (n)		290,635	310,435
5.5% 10/1/17 to 3/1/41		15,770,507	17,584,709
6% 7/1/16 to 12/1/37		3,971,271	4,522,658
6.5% 2/1/16 to 9/1/39		5,732,729	6,570,082
7% 6/1/21 to 9/1/36		1,644,878	1,915,403
7.5% 9/1/15 to 6/1/32		29,492	34,633
8% 7/1/16 to 1/1/37		53,610	64,732
8.5% 2/1/19 to 1/1/28		48,910	58,013
9% 5/1/17 to 10/1/20		166	176
9.5% 5/1/21 to 7/1/21		511	560
10% 11/15/18 to 8/1/21		203	222
11% 11/1/15 to 9/1/20		94	99
TOTAL FREDDIE MAC			560,424,664
Ginnie Mae - 3.1%
3% 6/15/42 to 8/20/45		111,771,485	113,457,642
3.5% 11/15/40 to 8/20/45		172,237,420	179,663,750
3.5% 9/1/45 (j)		35,100,000	36,547,871
3.5% 9/1/45 (j)		37,500,000	39,046,871
4% 5/20/33 to 7/20/45		111,877,857	119,462,467
4.5% 6/20/33 to 8/15/41		91,213,383	99,679,207
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Ginnie Mae - continued
5% 12/15/32 to 9/15/41		$ 36,742,724	$ 41,102,560
5.5% 4/15/29 to 9/15/39		6,140,630	6,975,713
6% 10/15/30 to 11/15/39		861,975	986,119
6.5% 3/20/31 to 10/15/38		479,858	556,448
7% 10/15/22 to 3/15/33		1,547,249	1,821,714
7.5% 1/15/17 to 9/15/31		709,891	830,024
8% 4/15/17 to 11/15/29		245,587	284,939
8.5% 10/15/21 to 1/15/31		41,290	49,513
9% 8/15/19 to 1/15/23		2,420	2,690
9.5% 12/15/20 to 2/15/25		946	1,062
10.5% 3/20/16 to 1/20/18		2,450	2,606
11% 12/20/15 to 9/20/19		917	1,041
TOTAL GINNIE MAE			640,472,237
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,831,006,807)			2,844,544,800
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (n)		664,344	596,925
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (n)		286,904	273,372
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (h)(n)		3,444,066	1,515,389
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (h)(n)		551,000	524,938
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		147,000	150,742
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		428,000	445,845
Series 2015-SFR1 Class E, 5.639% 4/17/52 (h)		326,438	320,064
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (n)		48,772	45,099
Series 2004-R2 Class M3, 1.0244% 4/25/34 (n)		89,819	65,990
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (n)		47,932	44,434
Series 2004-W11 Class M2, 1.2494% 11/25/34 (n)		561,149	545,162
Series 2004-W7 Class M1, 1.0244% 5/25/34 (n)		1,542,998	1,484,870
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (n)		1,159,665	413,860
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (n)		$ 1,729,008	$ 1,586,936
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (n)		21,261	170
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,553,017
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (n)		1,802,588	1,188,800
CFC LLC:
Series 2013-1A Class B, 2.75% 11/15/18 (h)		5,916,550	5,949,428
Series 2013-2A Class A, 1.75% 11/15/17 (h)		1,621,937	1,623,064
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (n)		3,192	2,854
Series 2004-3 Class M4, 1.6544% 4/25/34 (n)		69,614	62,739
Series 2004-4 Class M2, 0.9944% 6/25/34 (n)		104,055	94,678
Series 2004-7 Class AF5, 5.868% 1/25/35		3,145,875	3,275,973
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		341,219	334,014
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (n)		38,916	36,081
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (n)		290,872	272,097
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (n)		10,384	9,839
Flagship Credit Auto Trust Series 2015-2 Class A, 1.98% 10/15/20 (h)		20,000,000	20,009,920
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (n)		948,695	808,921
Class M4, 1.2194% 1/25/35 (n)		347,133	223,666
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (h)(n)		1,273,689	1,189,741
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (h)(n)		938,833	902,521
Class B, 0.4776% 11/15/34 (h)(n)		339,135	314,893
Class C, 0.5776% 11/15/34 (h)(n)		563,628	496,466
Class D, 0.9476% 11/15/34 (h)(n)		214,028	176,783
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		153,266	4,537
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (n)		273,785	259,059
Series 2003-3 Class M1, 1.4894% 8/25/33 (n)		454,678	438,275
Series 2003-5 Class A2, 0.8905% 12/25/33 (n)		32,929	30,792
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (n)		1,522,035	1,014,623
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(n)		$ 590,000	$ 571,177
Series 2014-SFR1 Class F, 3.936% 6/17/31 (h)(n)		557,000	538,739
Series 2014-SFR3 Class E, 4.705% 12/17/31 (h)(n)		206,000	207,598
Series 2014-SRF2 Class F, 4.188% 9/17/31 (h)(n)		335,000	325,233
Series 2015-SFR2 Class E, 3.336% 6/17/32 (h)(n)		485,000	468,290
Series 2015-SFR3 Class E, 3.933% 8/17/32 (h)(n)		7,658,000	7,590,057
Series 2015-SRF1 Class E, 4.386% 3/17/32 (h)(n)		624,000	621,456
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (n)		181,664	75,097
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		12,426,183	12,626,284
Class AV4, 0.3205% 11/25/36 (n)		389,062	388,255
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (n)		139,195	138,422
Series 2006-A Class 2C, 1.432% 3/27/42 (n)		3,243,000	1,604,046
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3594% 11/25/36 (n)		4,685,962	2,071,624
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6294% 5/25/46 (h)(n)		250,000	241,250
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (n)		338,532	4,791
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (n)		118,699	99,508
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (n)		341,646	312,159
Series 2006-FF1 Class M2, 0.4894% 8/25/36 (n)		13,300,000	12,600,483
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (n)		245,450	243,356
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (n)		1,672,262	1,615,510
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (n)		57,368	53,552
Series 2004-NC6 Class M3, 2.3744% 7/25/34 (n)		16,524	14,833
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (n)		18,949	16,970
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (n)		289,373	273,254
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (n)		225,910	4,278
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (h)		7,470,766	7,480,104
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (n)		1,426,957	1,268,640
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (n)		532,896	504,264
Class M4, 2.3744% 9/25/34 (n)		683,353	315,806
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (n)		$ 1,475,804	$ 1,300,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1494% 9/25/46 (h)(n)		250,000	63,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (n)		5,108	4,830
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,044,464
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (n)		794,671	730,890
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (n)		685,690	664,796
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (h)		10,910,794	10,948,981
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (n)		42,679	37,459
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (n)		28,819	25,690
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (h)(n)		2,683,017	1,529,320
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (h)		285,294	284,109
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (h)		6,280,446	6,278,571
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (h)		10,529,615	10,515,284
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (h)(n)		1,789,540	1,784,312
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (h)(n)		186,318	181,791
Class D, 1.1834% 11/21/40 (h)(n)		305,000	245,678
TOTAL ASSET-BACKED SECURITIES (Cost $143,347,784)			153,200,820
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 0.8%
Banc of America Funding Corp.:
sequential payer Series 2010-R4 Class 6A1, 0.3341% 1/26/37 (h)(n)		22,807	22,753
Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (h)(n)		19,607,233	18,914,493
BCAP LLC Trust sequential payer:
Series 2013-RR3 Class 2A1, 2.3758% 2/26/37 (h)(n)		6,322,728	6,296,805
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
BCAP LLC Trust sequential payer: - continued
Series 2013-RR4 Class 2A1, 2.7793% 5/26/47 (h)(n)		$ 9,143,721	$ 9,105,994
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (n)		1,091,384	1,061,798
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (h)		8,438,307	8,299,102
Series 2014-8 Class 2A1, 3.45% 6/27/37 (h)(n)		12,485,108	12,619,020
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1124% 10/26/37 (h)(n)		786,763	770,452
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (h)(n)		13,041,125	12,109,226
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (h)		11,998,746	11,870,902
Series 2014-3R Class 2A1, 0.8847% 5/27/37 (h)(n)		1,977,086	1,874,527
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (n)		598,303	594,326
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (h)(n)		910,000	1,004,129
Series 2010-K7 Class B, 5.4406% 4/25/20 (h)(n)		1,000,000	1,115,921
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (n)		205,017	202,147
Series 2006-1A Class C2, 1.4028% 12/20/54 (h)(n)		6,523,000	6,443,419
Series 2006-2 Class C1, 1.1428% 12/20/54 (n)		21,543,000	21,014,871
Series 2006-3 Class C2, 1.2028% 12/20/54 (n)		1,124,000	1,107,252
Series 2006-4:
Class C1, 0.9628% 12/20/54 (n)		2,767,000	2,677,747
Class M1, 0.5428% 12/20/54 (n)		1,190,000	1,160,238
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (n)		2,234,000	2,146,567
Class 1M1, 0.5028% 12/20/54 (n)		1,493,000	1,440,894
Class 2C1, 1.0628% 12/20/54 (n)		1,015,000	986,625
Class 2M1, 0.7028% 12/20/54 (n)		1,917,000	1,878,526
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (n)		2,654,000	2,579,945
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (n)		430,241	426,023
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0124% 3/25/37 (n)		890,132	866,142
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (n)		1,296,420	1,096,226
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (n)		1,233,231	1,139,906
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (n)		$ 3,448,741	$ 3,103,867
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		106,645	109,193
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (h)		8,684,546	8,676,874
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (n)		1,017,296	962,640
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (h)(n)		403,347	366,193
Class B6, 3.0385% 6/10/35 (h)(n)		89,932	82,862
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (n)		23,167	22,738
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (n)		199,322	196,290
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.6192% 1/25/35 (n)		3,152,051	3,163,190
Series 2005-AR10 Class 2A15, 2.6681% 6/25/35 (n)		15,817,688	16,075,405
Series 2005-AR2 Class 1A2, 2.6165% 3/25/35 (n)		1,906,824	1,763,150
TOTAL PRIVATE SPONSOR			165,348,378
U.S. Government Agency - 2.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9994% 2/25/32 (n)		34,321	34,884
Series 2002-39 Class FD, 1.1996% 3/18/32 (n)		54,829	56,047
Series 2002-60 Class FV, 1.1994% 4/25/32 (n)		71,759	73,519
Series 2002-63 Class FN, 1.1994% 10/25/32 (n)		98,533	100,891
Series 2002-7 Class FC, 0.9494% 1/25/32 (n)		36,334	37,142
Series 2002-94 Class FB, 0.5994% 1/25/18 (n)		47,775	47,931
Series 2003-118 Class S, 7.9006% 12/25/33 (n)(o)(q)		1,141,847	265,347
Series 2006-104 Class GI, 6.4806% 11/25/36 (n)(o)(q)		838,434	165,650
Series 2006-33 Class CF, 0.4994% 5/25/36 (n)		704,805	706,628
Series 2007-57 Class FA, 0.4294% 6/25/37 (n)		898,475	898,620
Series 2008-76 Class EF, 0.6994% 9/25/23 (n)		461,381	463,189
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		54,633	59,987
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23		$ 670,346	$ 749,254
Series 1994-23 Class PZ, 6% 2/25/24		1,817,625	2,006,775
Series 1996-28 Class PK, 6.5% 7/25/25		218,950	244,799
Series 1999-17 Class PG, 6% 4/25/29		575,834	632,653
Series 1999-32 Class PL, 6% 7/25/29		497,538	547,734
Series 1999-33 Class PK, 6% 7/25/29		322,551	355,846
Series 2001-52 Class YZ, 6.5% 10/25/31		39,775	44,934
Series 2002-9 Class PC, 6% 3/25/17		26,299	27,023
Series 2003-28 Class KG, 5.5% 4/25/23		395,584	432,157
Series 2004-21 Class QE, 4.5% 11/25/32		65,150	66,821
Series 2005-102 Class CO, 11/25/35 (p)		324,410	294,104
Series 2005-73 Class SA, 17.0316% 8/25/35 (n)(q)		127,624	165,687
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	496,859
Series 2006-105 Class MD, 5.5% 6/25/35		352,232	358,425
Series 2006-12 Class BO, 10/25/35 (p)		1,344,951	1,261,425
Series 2006-37 Class OW, 5/25/36 (p)		155,439	137,493
Series 2006-45 Class OP, 6/25/36 (p)		414,275	367,953
Series 2006-62 Class KP, 4/25/36 (p)		594,171	529,242
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		115,120	135,166
Series 1999-25 Class Z, 6% 6/25/29		438,753	495,984
Series 2001-20 Class Z, 6% 5/25/31		576,301	634,633
Series 2001-31 Class ZC, 6.5% 7/25/31		304,566	350,904
Series 2002-16 Class ZD, 6.5% 4/25/32		159,403	185,786
Series 2002-74 Class SV, 7.3506% 11/25/32 (n)(o)		718,460	130,088
Series 2002-79 Class Z, 5.5% 11/25/22		799,761	891,611
Series 2010-50 Class FA, 0.5494% 1/25/24 (n)		12,799	12,800
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		4,199,468	571,464
Series 06-116 Class SG, 6.4406% 12/25/36 (n)(o)(q)		561,436	109,000
Series 07-40 Class SE, 6.2406% 5/25/37 (n)(o)(q)		351,504	58,427
Series 1993-165 Class SH, 19.2358% 9/25/23 (n)(q)		26,591	36,152
Series 2003-21 Class SK, 7.9006% 3/25/33 (n)(o)(q)		99,830	27,222
Series 2003-35 Class TQ, 7.3006% 5/25/18 (n)(o)(q)		47,833	3,149
Series 2005-72 Class ZC, 5.5% 8/25/35		3,477,956	3,917,817
Series 2007-57 Class SA, 39.4236% 6/25/37 (n)(q)		268,961	539,070
Series 2007-66:
Class FB, 0.5994% 7/25/37 (n)		1,078,031	1,086,635
Class SA, 38.4036% 7/25/37 (n)(q)		410,590	806,581
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SB, 38.4036% 7/25/37 (n)(q)		$ 179,672	$ 344,115
Series 2008-12 Class SG, 6.1506% 3/25/38 (n)(o)(q)		2,418,678	435,433
Series 2009-114 Class AI, 5% 12/25/23 (o)		444,056	18,281
Series 2009-16 Class SA, 6.0506% 3/25/24 (n)(o)(q)		251,947	8,967
Series 2009-76 Class MI, 5.5% 9/25/24 (o)		219,368	10,697
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		246,918	20,483
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		371,345	30,118
Series 2010-112 Class SG, 6.1606% 6/25/21 (n)(o)(q)		330,203	24,365
Series 2010-12 Class AI, 5% 12/25/18 (o)		923,657	49,935
Series 2010-135 Class LS, 5.8506% 12/25/40 (n)(o)(q)		2,194,654	390,924
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,142,589	303,990
Series 2010-17 Class DI, 4.5% 6/25/21 (o)		247,906	14,535
Series 2010-23:
Class AI, 5% 12/25/18 (o)		390,489	19,018
Class HI, 4.5% 10/25/18 (o)		271,579	13,433
Series 2010-29 Class LI, 4.5% 6/25/19 (o)		837,644	39,066
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		792,747	57,999
Series 2011-39 Class ZA, 6% 11/25/32		1,474,496	1,684,984
Series 2011-67 Class AI, 4% 7/25/26 (o)		664,689	75,776
Series 2011-83 Class DI, 6% 9/25/26 (o)		1,073,476	144,530
Series 2013-N1 Class A, 6.5206% 6/25/35 (n)(o)(q)		1,726,662	377,616
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (o)		141,617	7,051
Class 5, 5.5% 7/25/33 (o)		328,031	68,974
Series 343 Class 16, 5.5% 5/25/34 (o)		262,596	51,101
Series 348 Class 14, 6.5% 8/25/34 (n)(o)		187,570	41,486
Series 351:
Class 12, 5.5% 4/25/34 (n)(o)		131,347	23,327
Class 13, 6% 3/25/34 (o)		173,945	34,742
Series 359 Class 19, 6% 7/25/35 (n)(o)		122,725	25,476
Series 384 Class 6, 5% 7/25/37 (o)		1,557,588	322,907
Freddie Mac:
floater:
Series 2412 Class FK, 0.9976% 1/15/32 (n)		28,001	28,450
Series 2423 Class FA, 1.0976% 3/15/32 (n)		38,910	39,705
Series 2424 Class FM, 1.1976% 3/15/32 (n)		52,218	53,488
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2432:
Class FE, 1.0976% 6/15/31 (n)		$ 69,662	$ 71,111
Class FG, 1.0976% 3/15/32 (n)		23,206	23,673
floater planned amortization class Series 3153 Class FX, 0.5476% 5/15/36 (n)		1,455,341	1,460,620
floater target amortization class Series 3366 Class FD, 0.4476% 5/15/37 (n)		1,654,255	1,653,262
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (p)		1,098,432	990,254
Series 2095 Class PE, 6% 11/15/28		619,739	684,543
Series 2101 Class PD, 6% 11/15/28		56,690	62,327
Series 2121 Class MG, 6% 2/15/29		256,041	281,945
Series 2131 Class BG, 6% 3/15/29		1,688,868	1,864,419
Series 2137 Class PG, 6% 3/15/29		277,365	305,626
Series 2154 Class PT, 6% 5/15/29		424,428	467,209
Series 2162 Class PH, 6% 6/15/29		107,139	117,584
Series 2425 Class JH, 6% 3/15/17		40,767	41,988
Series 2520 Class BE, 6% 11/15/32		572,734	631,918
Series 2585 Class KS, 7.4024% 3/15/23 (n)(o)(q)		40,713	6,047
Series 2693 Class MD, 5.5% 10/15/33		6,509,800	7,287,373
Series 2802 Class OB, 6% 5/15/34		1,167,945	1,311,362
Series 2937 Class KC, 4.5% 2/15/20		1,514,116	1,585,135
Series 2962 Class BE, 4.5% 4/15/20		1,516,669	1,596,730
Series 3002 Class NE, 5% 7/15/35		1,636,757	1,803,192
Series 3110 Class OP, 9/15/35 (p)		775,962	734,775
Series 3119 Class PO, 2/15/36 (p)		1,207,557	1,047,822
Series 3121 Class KO, 3/15/36 (p)		250,122	223,246
Series 3123 Class LO, 3/15/36 (p)		726,084	646,729
Series 3145 Class GO, 4/15/36 (p)		683,632	615,187
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,739,193
Series 3225 Class EO, 10/15/36 (p)		437,334	387,304
Series 3258 Class PM, 5.5% 12/15/36		692,229	779,257
Series 3415 Class PC, 5% 12/15/37		647,977	699,024
Series 3786 Class HI, 4% 3/15/38 (o)		1,935,377	224,310
Series 3806 Class UP, 4.5% 2/15/41		3,745,520	4,053,320
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,698,128
sequential payer:
Series 2135 Class JE, 6% 3/15/29		115,333	126,950
Series 2274 Class ZM, 6.5% 1/15/31		134,310	154,678
Series 2281 Class ZB, 6% 3/15/30		332,529	364,540
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 144,038	$ 159,179
Series 2357 Class ZB, 6.5% 9/15/31		992,608	1,152,413
Series 2502 Class ZC, 6% 9/15/32		296,840	329,068
Series 2519 Class ZD, 5.5% 11/15/32		530,934	579,601
Series 2546 Class MJ, 5.5% 3/15/23		254,056	272,632
Series 2601 Class TB, 5.5% 4/15/23		118,104	131,091
Series 2998 Class LY, 5.5% 7/15/25		313,890	345,400
Series 06-3115 Class SM, 6.4024% 2/15/36 (n)(o)(q)		468,674	81,264
Series 2013-4281 Class AI, 4% 12/15/28 (o)		7,241,957	818,134
Series 2844:
Class SC, 45.5156% 8/15/24 (n)(q)		15,994	27,876
Class SD, 83.8812% 8/15/24 (n)(q)		23,530	56,834
Series 2935 Class ZK, 5.5% 2/15/35		4,664,532	5,303,266
Series 2947 Class XZ, 6% 3/15/35		1,705,251	1,922,437
Series 3055 Class CS, 6.3924% 10/15/35 (n)(o)		663,769	131,598
Series 3244 Class SG, 6.4624% 11/15/36 (n)(o)(q)		1,573,668	301,271
Series 3274 Class SM, 6.2324% 2/15/37 (n)(o)		787,325	143,656
Series 3284 Class CI, 5.9224% 3/15/37 (n)(o)		3,665,485	671,754
Series 3287 Class SD, 6.5524% 3/15/37 (n)(o)(q)		2,368,438	559,372
Series 3297 Class BI, 6.5624% 4/15/37 (n)(o)(q)		3,474,601	704,247
Series 3336 Class LI, 6.3824% 6/15/37 (n)(o)		1,260,743	181,668
Series 3772 Class BI, 4.5% 10/15/18 (o)		987,233	49,352
Series 3949 Class MK, 4.5% 10/15/34		1,162,691	1,260,336
Series 3955 Class YI, 3% 11/15/21 (o)		4,090,266	246,243
Series 4471 Class PA 4% 12/15/40		16,542,139	17,482,450
target amortization class Series 2156 Class TC, 6.25% 5/15/29		350,826	385,183
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0976% 2/15/24 (n)		143,037	145,067
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		278,747	306,998
Series 2056 Class Z, 6% 5/15/28		493,989	544,097
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40		9,175,093	10,327,662
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (n)(o)(q)		666,871	116,266
Series 2010-H03 Class FA, 0.739% 3/20/60 (n)(r)		7,239,958	7,254,778
Series 2010-H17 Class FA, 0.519% 7/20/60 (n)(r)		784,120	780,609
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H18 Class AF, 0.4882% 9/20/60 (n)(r)		$ 939,927	$ 934,403
Series 2010-H19 Class FG, 0.4882% 8/20/60 (n)(r)		1,124,650	1,118,127
Series 2010-H27 Series FA, 0.5682% 12/20/60 (n)(r)		1,881,037	1,877,644
Series 2011-H05 Class FA, 0.6882% 12/20/60 (n)(r)		3,058,776	3,062,612
Series 2011-H07 Class FA, 0.6882% 2/20/61 (n)(r)		5,744,796	5,751,178
Series 2011-H12 Class FA, 0.6782% 2/20/61 (n)(r)		7,672,367	7,682,249
Series 2011-H13 Class FA, 0.6882% 4/20/61 (n)(r)		2,954,143	2,957,818
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (n)(r)		3,408,666	3,413,605
Class FC, 0.6882% 5/20/61 (n)(r)		3,111,103	3,115,253
Series 2011-H17 Class FA, 0.7182% 6/20/61 (n)(r)		4,100,268	4,109,223
Series 2011-H21 Class FA, 0.7882% 10/20/61 (n)(r)		7,977,929	8,016,814
Series 2012-H01 Class FA, 0.8882% 11/20/61 (n)(r)		3,853,340	3,876,537
Series 2012-H03 Class FA, 0.8882% 1/20/62 (n)(r)		2,412,451	2,427,037
Series 2012-H06 Class FA, 0.8182% 1/20/62 (n)(r)		3,713,802	3,736,656
Series 2012-H07 Class FA, 0.8182% 3/20/62 (n)(r)		2,233,512	2,250,873
Series 2012-H23 Class WA, 0.7082% 10/20/62 (n)(r)		1,972,568	1,977,101
Series 2012-H26, Class CA, 0.7182% 7/20/60 (n)(r)		8,393,046	8,409,572
Series 2013-H07 Class BA, 0.5482% 3/20/63 (n)(r)		3,088,896	3,064,778
Series 2014-H03 Class FA, 0.7882% 1/20/64 (n)(r)		3,557,562	3,576,929
Series 2014-H05 Class FB, 0.7882% 12/20/63 (n)(r)		8,840,658	8,888,132
Series 2014-H11 Class BA, 0.6882% 6/20/64 (n)(r)		14,231,600	14,289,964
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2014-H20 Class BF, 0.6882% 9/20/64 (n)(r)		$ 45,507,119	$ 45,432,123
Series 2015-H13 Class FL, 0.4682% 5/20/63 (n)(r)		25,469,565	25,418,600
Series 2015-H19 Class FA, 0.393% 4/20/63 (n)(r)		23,700,000	23,655,563
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		576,554	658,056
Series 1997-8 Class PE, 7.5% 5/16/27		242,407	286,190
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,489,777	244,883
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,348,217	2,601,424
Series 2004-32 Class GS, 6.3024% 5/16/34 (n)(o)(q)		354,374	76,792
Series 2004-73 Class AL, 7.0024% 8/17/34 (n)(o)(q)		426,172	82,363
Series 2007-35 Class SC, 39.0144% 6/16/37 (n)(q)		28,844	55,931
Series 2010-H10 Class FA, 0.519% 5/20/60 (n)(r)		2,445,477	2,434,013
Series 2012-76 Class GS, 6.5024% 6/16/42 (n)(o)(q)		1,443,066	301,234
Series 2012-97 Class JS, 6.0524% 8/16/42 (n)(o)(q)		4,573,075	784,352
Series 2013-124:
Class ES, 8.3963% 4/20/39 (n)(q)		4,142,567	4,818,231
Class ST, 8.5297% 8/20/39 (n)(q)		7,781,810	9,136,388
Series 2013-160 Class MS, 5.9973% 9/20/32 (n)(o)(q)		6,145,514	1,119,942
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		33,560,356	34,389,062
Series 2015-H17 Class HA, 2.5% 5/20/65 (r)		28,442,055	29,147,390
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (j)(r)		30,750,363	31,495,100
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (j)(r)		6,637,302	6,804,272
TOTAL U.S. GOVERNMENT AGENCY			429,373,477
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $561,302,341)			594,721,855
Commercial Mortgage Securities - 6.7%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	201,179
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	129,872
Series 1997-D5 Class PS1, 1.4464% 2/14/43 (n)(o)		456,274	5,710
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (h)(n)		$ 1,500,000	$ 1,470,703
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (n)		254,963	254,820
Series 2006-2 Class A4, 5.7271% 5/10/45 (n)		17,625,794	17,815,553
Series 2006-3 Class A4, 5.889% 7/10/44		51,155,192	52,078,185
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,034,448
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,823,035
Series 2006-4 Class A1A, 5.617% 7/10/46 (n)		26,299,622	27,050,502
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	185,051
Series 2005-1 Class CJ, 5.3371% 11/10/42 (n)		175,766	175,573
Series 2005-5 Class D, 5.3247% 10/10/45 (n)		1,180,000	1,183,728
Series 2005-6 Class AJ, 5.1559% 9/10/47 (n)		300,000	301,608
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	122,411
Series 2007-2 Class A4, 5.6126% 4/10/49 (n)		8,292,000	8,634,567
Series 2007-3 Class A4, 5.5746% 6/10/49 (n)		20,967,320	21,956,977
Series 2008-1 Class D, 6.2584% 2/10/51 (h)(n)		125,000	95,414
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,743,694	7,053,028
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (h)(n)		33,328	30,064
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (h)(n)		788,356	700,667
Class B1, 1.5994% 1/25/36 (h)(n)		32,921	20,941
Class M1, 0.6494% 1/25/36 (h)(n)		254,309	206,031
Class M2, 0.6694% 1/25/36 (h)(n)		76,293	59,816
Class M3, 0.6994% 1/25/36 (h)(n)		111,419	83,999
Class M4, 0.8094% 1/25/36 (h)(n)		61,621	45,484
Class M5, 0.8494% 1/25/36 (h)(n)		61,621	45,238
Class M6, 0.8994% 1/25/36 (h)(n)		65,448	46,847
Series 2006-3A Class M4, 0.6294% 10/25/36 (h)(n)		32,221	3,308
Series 2007-1 Class A2, 0.4694% 3/25/37 (h)(n)		527,262	441,664
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (h)(n)		541,279	461,786
Class A2, 0.5194% 7/25/37 (h)(n)		505,752	416,077
Class M1, 0.5694% 7/25/37 (h)(n)		177,592	135,918
Class M2, 0.6094% 7/25/37 (h)(n)		97,043	68,317
Class M3, 0.6894% 7/25/37 (h)(n)		74,751	43,833
Series 2007-3:
Class A2, 0.4894% 7/25/37 (h)(n)		483,895	394,167
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M1, 0.5094% 7/25/37 (h)(n)		$ 105,098	$ 81,257
Class M2, 0.5394% 7/25/37 (h)(n)		112,645	80,894
Class M3, 0.5694% 7/25/37 (h)(n)		177,501	78,035
Class M4, 0.6994% 7/25/37 (h)(n)		278,704	81,819
Class M5, 0.7994% 7/25/37 (h)(n)		133,533	26,213
Series 2007-4A Class M1, 1.1494% 9/25/37 (h)(n)		190,162	36,301
Series 2006-3A, Class IO, 0% 10/25/36 (h)(n)(o)		5,108,763	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(n)(o)		4,852,783	15,441
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.43% 3/11/39 (n)		450,000	454,935
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	624,806
Series 2006-T22 Class AJ, 5.5924% 4/12/38 (n)		400,000	408,402
Series 2007-PW16 Class A4, 5.7053% 6/11/40 (n)		1,112,000	1,175,544
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		107,279	106,292
Series 2006-T22:
Class A4, 5.5924% 4/12/38 (n)		166,540	167,970
Class B, 5.5924% 4/12/38 (h)(n)		200,000	207,422
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (h)(n)(o)		87,557,706	91,760
Series 2007-T28 Class X2, 0.1359% 9/11/42 (h)(n)(o)		54,532,420	5,999
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		724,139	773,609
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2316% 8/15/29 (h)(n)		832,000	804,016
Series 2014-CLMZ Class M, 5.9255% 8/15/29 (h)(n)		1,665,702	1,654,329
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9476% 8/15/26 (h)(n)		700,000	699,389
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (h)(n)		1,000,000	964,051
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (h)(n)		304,743	289,950
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.198% 11/15/19 (h)(n)		1,574,000	1,582,622
Class F, 2.7817% 11/15/19 (h)(n)		119,000	116,162
Series 2014-CMZA Class MZA, 6.1745% 11/15/19 (h)(n)		1,537,000	1,534,947
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.9199% 11/15/29 (h)(n)		$ 1,158,000	$ 1,155,600
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5873% 12/15/27 (h)(n)		19,500,000	19,469,619
Class DPA, 3.1976% 12/15/27 (h)(n)		6,164,000	6,151,968
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5743% 12/15/47 (h)(n)		750,000	849,273
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6745% 6/15/31 (h)(n)		511,000	492,718
Class YTC3, 2.6745% 6/15/31 (h)(n)		184,000	174,962
Series 2014-FL1, 2.6745% 6/15/31 (h)(n)		511,000	498,730
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (h)(n)		902,000	857,869
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	839,749
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	438,161
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1051% 9/10/46 (h)(n)		1,010,000	982,380
Series 2015-SHP2 Class E, 4.535% 7/15/27 (h)(n)		1,239,000	1,236,100
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		8,179,818	8,409,163
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	173,873
Class A4, 5.322% 12/11/49		31,258,000	32,322,272
Series 2005-CD1 Class AJ, 5.2018% 7/15/44 (n)		500,000	499,462
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(n)	CAD	138,000	104,063
Class G, 5.01% 5/15/44 (h)(n)	CAD	30,000	22,212
Class H, 5.01% 5/15/44 (h)(n)	CAD	20,000	14,457
Class J, 5.01% 5/15/44 (h)(n)	CAD	20,000	13,890
Class K, 5.01% 5/15/44 (h)(n)	CAD	10,000	6,808
Class L, 5.01% 5/15/44 (h)(n)	CAD	36,000	23,563
Class M, 5.01% 5/15/44 (h)(n)	CAD	165,000	101,880
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)		2,125,000	2,064,238
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.336% 8/13/27 (h)(n)		735,000	727,228
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		1,410,000	1,123,606
Series 2012-CR5 Class D, 4.3356% 12/10/45 (h)(n)		740,000	743,849
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM Mortgage Trust: - continued
Series 2013-CR10:
Class C, 4.7925% 8/10/46 (h)(n)		$ 270,000	$ 278,724
Class D, 4.7925% 8/10/46 (h)(n)		790,000	743,386
Series 2013-CR12 Class D, 5.0847% 10/10/46 (h)(n)		1,680,000	1,655,826
Series 2013-CR9:
Class C, 4.2581% 7/10/45 (h)(n)		525,000	526,183
Class D, 4.2581% 7/10/45 (h)(n)		756,000	709,490
Series 2013-LC6 Class D, 4.2865% 1/10/46 (h)(n)		1,109,000	1,044,351
Series 2014-CR15 Class D, 4.7657% 2/10/47 (h)(n)		258,000	249,179
Series 2014-CR17 Class D, 4.7994% 5/10/47 (h)(n)		567,000	535,956
Series 2014-UBS2 Class D, 5.0154% 3/10/47 (h)(n)		844,000	797,880
Series 2015-3BP Class F, 3.2384% 2/10/35 (h)(n)		1,000,000	876,537
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (h)(n)		483,000	443,848
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (h)(n)		126,140	126,169
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (n)		2,335,546	2,396,691
Series 2005-LP5 Class F, 4.9795% 5/10/43 (h)(n)		1,290,000	1,302,585
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		1,275,189	1,227,269
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		623,315	660,148
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3592% 5/15/45 (n)		850,000	921,955
Class D, 5.3592% 5/15/45 (h)(n)		1,510,000	1,546,614
Series 2012-CR2:
Class E, 4.8572% 8/15/45 (h)(n)		1,727,000	1,696,629
Class F, 4.25% 8/15/45 (h)		1,418,000	1,286,981
Series 2012-LC4:
Class C, 5.6452% 12/10/44 (n)		260,000	287,285
Class D, 5.6452% 12/10/44 (h)(n)		1,143,000	1,203,828
Series 2014-CR2 Class G, 4.25% 8/15/45 (h)		403,000	317,407
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (h)(n)		544,000	497,418
Series 2015-WEST Class F, 4.2268% 2/10/37 (h)(n)		731,000	645,605
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		27,691	27,691
Series 2007-C3 Class A4, 5.6993% 6/15/39 (n)		16,762,633	17,570,408
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)		$ 1,722,000	$ 1,818,079
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,212,440	1,289,831
Class H, 6% 5/17/40 (h)		90,315	75,213
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		499,779	512,111
Class G, 6.75% 11/15/30 (h)		180,000	190,863
Series 2001-CKN5 Class AX, 0% 9/15/34 (h)(n)(o)		2,730	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(n)		140,650	141,253
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (h)(n)		3,043,000	3,022,405
Class C, 2.4476% 3/15/17 (h)(n)		2,964,000	2,944,035
Class D, 3.3976% 3/15/17 (h)(n)		4,485,000	4,447,873
Class E, 4.336% 3/15/17 (h)(n)		20,318,000	20,139,263
CSMC Trust floater Series 2015-DEAL:
Class E, 4.198% 4/15/29 (h)(n)		724,000	716,966
Class F, 4.948% 4/15/29 (h)(n)		1,453,000	1,439,041
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (h)(n)		967,000	905,463
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5569% 11/10/46 (h)(n)		500,000	547,023
Class E, 5.5569% 11/10/46 (h)(n)		1,332,000	1,437,385
Class F, 5.5569% 11/10/46 (h)(n)		1,560,000	1,554,691
Class G, 4.652% 11/10/46 (h)		1,654,000	1,433,581
Class XB, 0.2464% 11/10/46 (h)(n)(o)		20,920,000	308,967
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	1,002,424
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(n)		23,852	23,797
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (n)		416,659	415,720
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (n)(o)		1,640,000	201,549
Series K012 Class X3, 2.287% 1/25/41 (n)(o)		1,799,999	199,348
Series K013 Class X3, 2.8069% 1/25/43 (n)(o)		820,000	110,965
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,087,149
Series K034 Class A2, 3.531% 7/25/23		20,251,185	21,448,172
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,118,602
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac: - continued
Series K032 Class A2, 3.31% 5/25/23		$ 4,715,000	$ 4,936,150
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,205,755
Series K047 Class A2, 3.329% 5/25/25		17,400,000	18,047,141
Series KAIV Class X2, 3.6147% 6/25/46 (n)(o)		420,000	74,622
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	4,934,721
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1937% 9/25/45 (h)(n)		1,290,000	1,416,967
Series 2011-K10 Class B, 4.6215% 11/25/49 (h)(n)		240,000	257,267
Series 2011-K11 Class B, 4.4209% 12/25/48 (h)(n)		750,000	797,774
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (h)(n)		18,910,000	18,965,749
Class CFX, 3.4949% 12/15/19 (h)(n)		14,152,000	13,945,292
Class DFX, 3.3822% 12/15/19 (h)(n)		11,994,000	11,679,349
Class EFX, 3.3822% 12/15/19 (h)(n)		1,500,000	1,402,278
Class FFX, 3.3822% 12/15/19 (h)(n)		383,000	351,176
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (n)		60,372	60,356
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	43,752,544
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		405,110	362,225
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		215,232	227,426
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,193
Series 1999-C3 Class K, 6.974% 8/15/36 (h)		2,645	2,620
GP Portfolio Trust Series 2014-GPP:
Class D, 2.938% 2/15/27 (h)(n)		291,000	289,847
Class E, 4.0373% 2/15/27 (h)(n)		378,000	376,173
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,541,635	16,217,401
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (n)		45,337,123	46,013,144
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (n)		6,458,463	6,466,058
Series 2010-C1:
Class D, 6.0843% 8/10/43 (h)(n)		1,255,000	1,358,143
Class E, 4% 8/10/43 (h)		1,240,000	1,142,381
Class F, 4% 8/10/43 (h)		894,000	756,302
Class X, 1.4847% 8/10/43 (h)(n)(o)		5,136,803	298,474
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (h)(n)		$ 614,960	$ 613,139
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		17,702,100	18,239,553
Series 2010-C2:
Class D, 5.2456% 12/10/43 (h)(n)		720,000	761,053
Class XA, 0.6486% 12/10/43 (h)(n)(o)		3,860,847	27,926
Series 2011-GC5:
Class C, 5.3081% 8/10/44 (h)(n)		1,050,000	1,137,595
Class D, 5.3081% 8/10/44 (h)(n)		480,000	494,415
Class E, 5.3081% 8/10/44 (h)(n)		210,000	205,187
Class F, 4.5% 8/10/44 (h)		1,020,000	842,850
Series 2012-GC6:
Class D, 5.6315% 1/10/45 (h)(n)		861,000	885,730
Class E, 5% 1/10/45 (h)(n)		412,000	380,231
Series 2012-GC6I Class F, 5% 1/10/45 (n)		390,000	322,150
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (n)		630,000	690,673
Class D, 5.7229% 5/10/45 (h)(n)		1,054,000	1,080,186
Class E, 5% 5/10/45 (h)		1,311,000	1,199,529
Class F, 5% 5/10/45 (h)		2,079,000	1,682,309
Series 2012-GCJ9:
Class D, 4.8533% 11/10/45 (h)(n)		1,170,000	1,133,200
Class E, 4.8533% 11/10/45 (h)(n)		1,290,000	1,142,338
Series 2013-GC10 Class D, 4.4138% 2/10/46 (h)(n)		740,000	695,187
Series 2013-GC12 Class D, 4.4768% 6/10/46 (h)(n)		219,000	205,177
Series 2013-GC13 Class D, 4.0697% 7/10/46 (h)(n)		1,543,000	1,393,132
Series 2013-GC16:
Class C, 5.3156% 11/10/46 (n)		662,844	711,006
Class D, 5.3156% 11/10/46 (h)(n)		967,000	939,589
Class F, 3.5% 11/10/46 (h)		999,000	758,793
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.438% 7/15/29 (h)(n)		617,000	619,841
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,444,632
Class DFX, 4.4065% 11/5/30 (h)		23,706,000	23,758,945
Class EFX, 4.4533% 11/5/30 (h)(n)		2,000,000	2,005,760
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.6756% 11/15/29 (h)(n)		406,000	392,842
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5612% 9/15/47 (h)(n)		525,000	457,731
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMBB Commercial Mortgage Securities Trust: - continued
Series 2015-C31 Class ASB, 3.5373% 8/15/48		$ 30,200,000	$ 31,145,275
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(n)		500,000	501,940
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	473,471
Series 2003-C1:
Class D, 5.192% 1/12/37		12,581	12,563
Class F, 5.6404% 1/12/37 (h)(n)		250,000	246,250
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(n)		380,000	447,928
Class D, 7.4453% 12/5/27 (h)(n)		1,885,000	2,217,094
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(n)		695,000	793,396
Series 2012-CBX:
Class C, 5.2386% 6/15/45 (n)		250,000	263,891
Class D, 5.2386% 6/16/45 (h)(n)		690,000	706,106
Class E, 5.2386% 6/15/45 (h)(n)		620,000	607,380
Class F, 4% 6/15/45 (h)		820,000	732,380
Class G 4% 6/15/45 (h)		1,079,000	770,533
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (h)(n)		137,659	134,947
Class F, 0.5276% 11/15/18 (h)(n)		380,931	366,233
Class G, 0.5576% 11/15/18 (h)(n)		330,997	316,800
Class H, 0.6976% 11/15/18 (h)(n)		254,476	243,031
Class J, 0.8476% 11/15/18 (h)(n)		257,928	245,844
Series 2014-BXH:
Class A, 1.0976% 4/15/27 (h)(n)		3,000,000	2,993,256
Class C, 1.8476% 4/15/27 (h)(n)		4,460,000	4,451,731
Class D, 2.4476% 4/15/27 (h)(n)		9,517,000	9,485,956
Series 2014-FBLU Class E, 3.6873% 12/15/28 (h)(n)		1,058,000	1,052,710
Series 2014-INN:
Class E, 3.798% 6/15/29 (h)(n)		683,000	680,107
Class F, 4.198% 6/15/29 (h)(n)		1,006,000	989,645
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		15,065,112	15,490,098
Class A4, 5.552% 5/12/45		5,665,501	5,761,508
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43		$ 7,203,918	$ 7,424,314
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,645,570	5,811,132
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,000,176	9,320,420
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,362,745	2,458,961
Series 2007-CB19 Class A4, 5.695% 2/12/49 (n)		12,396,984	13,058,979
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (n)		29,428,107	30,984,324
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,975,987	25,007,266
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		170,000	169,307
Series 2004-LN2 Class D, 5.3433% 7/15/41 (n)		420,000	357,085
Series 2005-LDP2 Class C, 4.911% 7/15/42 (n)		660,000	661,664
Series 2005-LDP5 Class AJ, 5.3599% 12/15/44 (n)		360,000	363,020
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (n)		11,598,929	11,794,266
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (n)		110,240	345
Series 2011-C3 Class J, 4.409% 2/15/46 (h)(n)		106,000	89,241
Series 2011-C4:
Class E, 5.4158% 7/15/46 (h)(n)		1,130,000	1,168,293
Class F, 3.873% 7/15/46 (h)		105,000	96,463
Class H, 3.873% 7/15/46 (h)		672,000	549,678
Class NR, 3.873% 7/15/46 (h)		385,000	254,142
Class TAC2, 7.99% 7/15/46 (h)		671,000	709,877
Series 2011-C5:
Class B. 5.3229% 8/15/46 (h)(n)		1,140,000	1,260,607
Class C, 5.3229% 8/15/46 (h)(n)		1,102,648	1,189,079
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (n)		1,115,000	1,082,208
Class D, 4.2392% 4/15/46 (n)		1,430,000	1,313,642
Class F, 3.25% 4/15/46 (h)(n)		1,682,000	1,208,863
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (h)(n)		816,000	795,902
Class E, 3.8046% 6/10/27 (h)(n)		1,156,000	1,084,292
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (n)		21,263,403	22,500,996
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C7 Class AJ, 5.323% 11/15/40 (n)		1,254,286	1,256,377
Series 2006-C6:
Class A4, 5.372% 9/15/39		855,696	879,626
Class AM, 5.413% 9/15/39		1,500,000	1,554,450
Series 2006-C7:
Class A2, 5.3% 11/15/38		595,713	599,313
Class AM, 5.378% 11/15/38		160,000	165,488
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40		$ 16,273,684	$ 16,935,469
Series 2007-C2 Class A3, 5.43% 2/15/40		3,230,362	3,377,085
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(n)		186,455	186,521
Series 2005-C1 Class E, 4.924% 2/15/40		317,127	317,153
Series 2005-C7 Class C, 5.35% 11/15/40 (n)		1,016,000	1,021,050
Series 2006-C1 Class AM, 5.217% 2/15/31 (n)		6,847,000	6,904,871
Series 2006-C4:
Class AJ, 5.8521% 6/15/38 (n)		1,060,000	1,083,970
Class AM, 5.8521% 6/15/38 (n)		500,000	514,576
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)		1,870,177	1,949,738
Series 2007-C7 Class A3, 5.866% 9/15/45		12,747,748	13,733,506
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4769% 6/25/43 (h)(n)		67,004	66,951
Series 2014-2:
Class D, 5.0498% 1/20/41 (h)(n)		256,000	241,516
Class E, 5.0498% 1/20/41 (h)(n)		400,000	336,046
Mach One Trust LLC Series 2004-1A Class H, 6.0869% 5/28/40 (h)(n)		115,481	115,562
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3906% 10/12/39 (h)(n)	CAD	320,000	244,593
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (n)		183,308	183,218
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3621% 1/12/44 (n)		220,000	221,689
Series 2005-LC1 Class F, 5.4161% 1/12/44 (h)(n)		1,655,000	1,633,424
Series 2006-C1:
Class AJ, 5.6761% 5/12/39 (n)		530,000	533,216
Class AM, 5.6761% 5/12/39 (n)		100,000	102,190
Series 2007-C1 Class A4, 5.8347% 6/12/50 (n)		9,429,517	9,840,823
Series 2008-C1 Class A4, 5.69% 2/12/51		2,936,477	3,128,152
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (n)		778,304	803,053
Class ASB, 5.133% 12/12/49 (n)		111,340	111,588
Series 2007-5 Class A4, 5.378% 8/12/48		17,767,087	18,475,265
Series 2007-6 Class A4, 5.485% 3/12/51 (n)		14,650,000	15,351,457
Series 2007-7 Class A4, 5.7429% 6/12/50 (n)		6,223,318	6,587,805
Series 2006-1 Class AM, 5.5154% 2/12/39 (n)		5,120,000	5,182,131
Series 2007-6 Class B, 5.635% 3/12/51 (n)		1,902,000	594,617
Series 2007-8 Class A3, 5.8811% 8/12/49 (n)		1,640,000	1,745,567
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (h)		$ 750,000	$ 675,225
Series 2012-C6 Class D, 4.8133% 11/15/45 (h)(n)		1,357,000	1,382,240
Series 2013-C12 Class D, 4.767% 10/15/46 (h)(n)		1,000,000	971,250
Series 2013-C13:
Class D, 4.8945% 11/15/46 (h)(n)		1,019,000	992,175
Class E, 4.8945% 11/15/46 (h)(n)		887,000	797,878
Series 2013-C7:
Class D, 4.2973% 2/15/46 (h)(n)		810,000	777,148
Class E, 4.2973% 2/15/46 (h)(n)		340,000	305,162
Series 2013-C8 Class D, 4.17% 12/15/48 (h)(n)		400,000	372,432
Series 2013-C9:
Class C, 4.2082% 5/15/46 (n)		620,000	609,774
Class D, 4.1578% 5/15/46 (h)(n)		1,740,000	1,621,161
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.398% 7/15/19 (h)(n)		357,716	357,966
Class J, 0.6155% 7/15/19 (h)(n)		335,939	335,105
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (h)(n)		633,568	631,626
Class E, 0.4355% 10/15/20 (h)(n)		834,661	829,265
Class F, 0.4855% 10/15/20 (h)(n)		500,899	497,723
Class G, 0.5255% 10/15/20 (h)(n)		619,188	614,482
Class H, 0.6155% 10/15/20 (h)(n)		389,758	379,000
Class J, 0.7655% 10/15/20 (h)(n)		225,021	207,559
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,794
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,222
Series 2012-C4 Class E, 5.5247% 3/15/45 (h)(n)		1,210,000	1,248,725
Series 1997-RR Class F, 7.4369% 4/30/39 (h)(n)		63,561	63,796
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		207,862	208,710
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	209,561
Class O, 5.91% 11/15/31 (h)		166,077	137,242
Series 2004-IQ7 Class E, 5.1708% 6/15/38 (h)(n)		74,602	76,329
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (n)		334,934	335,997
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	750,874
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	93,458,423
Series 2011-C1:
Class C, 5.3313% 9/15/47 (h)(n)		970,000	1,062,944
Class D, 5.3313% 9/15/47 (h)(n)		1,760,000	1,896,872
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C1:
Class E, 5.3313% 9/15/47 (h)(n)		$ 573,100	$ 588,828
Series 2011-C2:
Class D, 5.3029% 6/15/44 (h)(n)		580,000	619,591
Class E, 5.3029% 6/15/44 (h)(n)		600,000	629,740
Class F, 5.3029% 6/15/44 (h)(n)		550,000	536,782
Class XB, 0.4584% 6/15/44 (h)(n)(o)		9,001,008	234,854
Series 2011-C3:
Class C, 5.1784% 7/15/49 (h)(n)		1,000,000	1,078,789
Class D, 5.1784% 7/15/49 (h)(n)		1,130,000	1,200,615
Class E, 5.1784% 7/15/49 (h)(n)		400,000	420,752
Class G, 5.1784% 7/15/49 (h)(n)		924,000	822,421
Series 2012-C4:
Class D, 5.7088% 3/15/45 (h)(n)		330,000	352,966
Class F, 3.07% 3/15/45 (h)		623,000	522,362
Series 2015-MS1:
Class C, 4.1633% 5/15/48 (n)		734,000	665,939
Class D, 4.163% 5/15/48 (h)		437,000	355,947
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5079% 7/15/33 (h)(n)		150,000	167,549
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (h)		1,571,000	1,534,715
Class F, 5% 2/5/30 (h)		499,000	481,653
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	282,582
Class D, 6.45% 1/22/26 (h)		740,731	798,495
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		1,005,147	1,275,229
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	82,528
Class G, 4.456% 9/12/38	CAD	54,000	41,175
Class H, 4.456% 9/12/38	CAD	36,000	26,730
Class J, 4.456% 9/12/38	CAD	36,000	25,958
Class K, 4.456% 9/12/38	CAD	18,000	12,583
Class L, 4.456% 9/12/38	CAD	26,000	17,137
Class M, 4.456% 9/12/38	CAD	104,391	63,371
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	97,360
Class G, 4.57% 4/12/23	CAD	42,000	32,206
Class H, 4.57% 4/12/23	CAD	42,000	31,962
Class J, 4.57% 4/12/23	CAD	42,000	31,720
Class K, 4.57% 4/12/23	CAD	21,000	15,740
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class L, 4.57% 4/12/23	CAD	63,000	$ 46,865
Class M, 4.57% 4/12/23	CAD	155,242	100,926
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		247,956	78,414
SCG Trust Series 2013-SRP1 Class D, 3.531% 11/15/26 (h)(n)		1,330,000	1,329,557
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4476% 11/15/27 (h)(n)		794,000	789,385
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4769% 8/15/39 (n)		118,718	119,103
Series 2007-C4 Class F, 5.4769% 8/15/39 (n)		820,000	781,449
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	276,460
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5422% 5/10/45 (h)(n)		1,197,000	1,253,996
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(n)		310,000	300,234
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(n)		970,000	912,401
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (h)(n)		1,299,000	1,246,776
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	206,013
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (h)(n)		395,545	375,604
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,076,675	8,413,812
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,445,282
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,619,674
Series 2007-C32 Class A3, 5.7146% 6/15/49 (n)		40,608,000	42,723,380
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (n)		31,834,336	33,267,677
Class A5, 5.9507% 2/15/51 (n)		19,259,000	20,679,736
Series 2004-C11:
Class D, 5.1404% 1/15/41 (n)		360,000	365,255
Class E, 5.1904% 1/15/41 (n)		327,000	331,357
Series 2005-C22 Class B, 5.3736% 12/15/44 (n)		4,218,000	4,196,594
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	7,923,673
Series 2006-C27 Class A1A, 5.749% 7/15/45 (n)		21,703,452	22,312,712
Series 2007-C31 Class C, 5.6711% 4/15/47 (n)		522,000	506,986
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5751% 11/15/43 (h)(n)(o)		$ 20,614,217	$ 558,006
Series 2012-LC5:
Class C, 4.693% 10/15/45 (n)		569,000	587,615
Class D, 4.7772% 10/15/45 (h)(n)		1,621,000	1,605,471
Series 2013-LC12 Class C, 4.3013% 7/15/46 (n)		600,000	597,456
Series 2015-SG1 Class ASB, 3.381% 12/15/47		9,000,000	9,280,949
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		325,000	270,050
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	386,167
Class D, 5.549% 3/15/44 (h)(n)		800,000	854,287
Class E, 5% 3/15/44 (h)		890,000	856,920
Class F, 5% 3/15/44 (h)		693,000	570,839
Series 2011-C4:
Class D, 5.2658% 6/15/44 (h)(n)		408,000	436,609
Class E, 5.2658% 6/15/44 (h)(n)		439,432	458,950
Series 2011-C5:
Class C, 5.6346% 11/15/44 (h)(n)		260,000	285,216
Class D, 5.6346% 11/15/44 (h)(n)		600,000	656,164
Class E, 5.6346% 11/15/44 (h)(n)		1,410,000	1,503,088
Class F, 5.25% 11/15/44 (h)(n)		933,000	903,371
Class G, 5.25% 11/15/44 (h)(n)		329,000	290,030
Class XA, 1.9616% 11/15/44 (h)(n)(o)		4,923,294	389,255
Series 2012-C10:
Class D, 4.4569% 12/15/45 (h)(n)		422,000	404,640
Class E, 4.4569% 12/15/45 (h)(n)		1,190,000	1,040,947
Class F, 4.4569% 12/15/45 (h)(n)		1,726,000	1,359,158
Series 2012-C6 Class D, 5.5612% 4/15/45 (h)(n)		540,000	558,332
Series 2012-C7:
Class C, 4.8388% 6/15/45 (n)		1,270,000	1,330,428
Class E, 4.8388% 6/15/45 (h)(n)		2,501,000	2,482,220
Class F, 4.5% 6/15/45 (h)		357,000	328,195
Class G, 4.5% 6/15/45 (h)		1,076,000	822,541
Series 2012-C8 Class D, 4.8753% 8/15/45 (h)(n)		650,000	680,150
Series 2013-C11:
Class D, 4.1805% 3/15/45 (h)(n)		870,000	829,203
Class E, 4.1805% 3/15/45 (h)(n)		1,750,000	1,489,002
Series 2013-C13 Class D, 4.1386% 5/15/45 (h)(n)		600,000	563,078
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9179% 11/15/29 (h)(n)		$ 1,054,900	$ 1,043,394
Class G, 3.2176% 11/15/29 (h)(n)		164,703	152,834
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,348,981,101)			1,364,361,739
Municipal Securities - 1.5%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,677,458
7.3% 10/1/39		18,415,000	25,490,780
7.5% 4/1/34		9,105,000	12,691,368
7.6% 11/1/40		12,540,000	18,395,177
7.625% 3/1/40		5,410,000	7,793,862
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,337,748
Series 2010 C1, 7.781% 1/1/35		13,950,000	14,170,829
Series 2012 B, 5.432% 1/1/42		3,285,000	2,647,119
6.314% 1/1/44		19,560,000	17,022,677
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	9,013,806
4.95% 6/1/23		16,725,000	17,003,639
5.1% 6/1/33		63,045,000	58,497,564
Series 2010 5, 6.2% 7/1/21		6,680,000	7,318,742
Series 2010-1, 6.63% 2/1/35		11,945,000	12,294,272
Series 2010-3:
5.547% 4/1/19		330,000	354,661
6.725% 4/1/35		17,810,000	18,434,953
7.35% 7/1/35		8,165,000	8,753,125
Series 2011:
4.961% 3/1/16		1,035,000	1,052,347
5.365% 3/1/17		395,000	408,549
5.665% 3/1/18		13,360,000	14,287,718
5.877% 3/1/19		44,605,000	48,723,826
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2013:
2.69% 12/1/17		$ 3,365,000	$ 3,352,583
3.14% 12/1/18		3,490,000	3,487,662
TOTAL MUNICIPAL SECURITIES (Cost $310,397,367)			307,210,465
Foreign Government and Government Agency Obligations - 1.1%

Arab Republic 5.875% 6/11/25 (h)		380,000	367,232
Argentine Republic:
7% 10/3/15		300,000	299,800
7% 4/17/17		21,130,000	20,081,130
8.28% 12/31/33		525,764	538,908
8.75% 6/2/17		1,645,000	1,657,319
Azerbaijan Republic 4.75% 3/18/24 (h)		760,000	725,800
Belarus Republic 8.95% 1/26/18		4,880,000	4,762,490
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,279,638
5.625% 1/7/41		14,565,000	12,962,850
7.125% 1/20/37		3,270,000	3,458,025
8.25% 1/20/34		3,535,000	4,144,788
Buenos Aires Province:
9.375% 9/14/18 (h)		1,210,000	1,188,825
9.95% 6/9/21		960,000	936,000
10.875% 1/26/21 (Reg. S)		3,645,000	3,590,325
City of Buenos Aires:
8.95% 2/19/21 (h)		1,860,000	1,920,450
9.95% 3/1/17 (h)		793,000	820,854
Colombian Republic:
5% 6/15/45		400,000	355,500
5.625% 2/26/44		550,000	534,188
6.125% 1/18/41		635,000	658,813
7.375% 9/18/37		745,000	877,238
10.375% 1/28/33		2,100,000	3,050,250
Congo Republic 4% 6/30/29 (f)		4,360,501	3,750,031
Costa Rican Republic:
4.25% 1/26/23 (h)		1,250,000	1,146,875
5.625% 4/30/43 (h)		490,000	396,900
7% 4/4/44 (h)		1,450,000	1,355,750
Croatia Republic:
5.5% 4/4/23 (h)		410,000	422,813
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic: - continued
6% 1/26/24 (h)		$ 600,000	$ 640,128
6.375% 3/24/21 (h)		760,000	820,002
6.625% 7/14/20 (h)		545,000	594,159
6.75% 11/5/19 (h)		350,000	382,604
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (h)		325,000	329,875
6.25% 10/4/20 (h)		1,355,000	1,371,938
6.25% 7/27/21 (h)		360,000	360,900
Dominican Republic:
1.25% 8/30/24 (n)		2,950,000	2,854,125
5.5% 1/27/25 (h)		710,000	702,900
5.875% 4/18/24		585,000	593,775
6.85% 1/27/45 (h)		1,395,000	1,384,538
7.45% 4/30/44 (h)		2,240,000	2,374,400
7.5% 5/6/21 (h)		1,880,000	2,075,050
El Salvador Republic 7.625% 2/1/41 (h)		250,000	236,250
Georgia Republic 6.875% 4/12/21 (h)		720,000	752,400
Hungarian Republic:
5.375% 3/25/24		594,000	649,362
5.75% 11/22/23		910,000	1,014,650
7.625% 3/29/41		1,100,000	1,499,542
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	2,400,000	2,659,496
3.375% 4/15/23 (h)		555,000	513,375
4.875% 5/5/21 (h)		490,000	510,825
5.25% 1/17/42 (h)		715,000	663,163
5.375% 10/17/23		400,000	420,000
5.875% 3/13/20 (h)		385,000	423,019
5.875% 3/13/20 (Reg. S)		2,450,000	2,691,938
6.625% 2/17/37 (h)		950,000	1,021,250
6.75% 1/15/44 (h)		490,000	542,087
7.75% 1/17/38 (h)		2,270,000	2,752,375
8.5% 10/12/35 (Reg. S)		2,060,000	2,657,400
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		2,560,000	2,608,128
7.125% 3/31/16 (Reg. S)		100,000	101,880
7.25% 4/15/19 (h)		2,685,000	2,763,603
8.25% 4/15/24 (h)		1,000,000	1,052,500
Ivory Coast 5.75% 12/31/32		3,150,000	2,835,504
Jamaican Government 7.875% 7/28/45		335,000	331,650
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Kazakhstan Republic:
5.125% 7/21/25 (h)		$ 915,000	$ 893,269
6.5% 7/21/45 (h)		645,000	622,425
Lebanese Republic:
4% 12/31/17		2,486,250	2,461,388
5.45% 11/28/19		575,000	574,713
Moroccan Kingdom 4.25% 12/11/22 (h)		600,000	604,020
Panamanian Republic:
6.7% 1/26/36		460,000	560,050
8.875% 9/30/27		335,000	469,000
9.375% 4/1/29		415,000	606,419
Peruvian Republic 4% 3/7/27 (f)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		665,000	962,588
9.5% 2/2/30		895,000	1,454,375
10.625% 3/16/25		260,000	414,050
Plurinational State of Bolivia:
5.95% 8/22/23 (h)		485,000	501,975
5.95% 8/22/23		55,000	56,925
Provincia de Cordoba 12.375% 8/17/17 (h)		1,990,000	2,014,875
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,100,000	1,068,595
Republic of Armenia:
6% 9/30/20 (h)		1,756,000	1,673,292
7.15% 3/26/25 (h)		720,000	688,464
Republic of Iceland 5.875% 5/11/22 (h)		560,000	635,085
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,055,728
Republic of Nigeria 5.125% 7/12/18 (h)		930,000	906,285
Republic of Serbia:
5.875% 12/3/18 (h)		1,430,000	1,505,504
6.75% 11/1/24 (h)		2,196,478	2,223,933
7.25% 9/28/21 (h)		1,450,000	1,638,245
Romanian Republic:
4.375% 8/22/23 (h)		706,000	735,864
6.125% 1/22/44 (h)		852,000	994,199
Russian Federation:
4.875% 9/16/23 (h)		1,135,000	1,085,491
5% 4/29/20 (h)		625,000	629,638
5.625% 4/4/42 (h)		400,000	362,521
5.875% 9/16/43 (h)		1,700,000	1,583,040
7.5% 3/31/30 (Reg. S)		535,625	627,120
12.75% 6/24/28 (Reg. S)		5,345,000	8,188,273
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
South African Republic:
5.875% 9/16/25		$ 1,235,000	$ 1,333,523
6.25% 3/8/41		500,000	550,190
Turkish Republic:
3.25% 3/23/23		245,000	223,163
4.875% 4/16/43		640,000	562,368
5.125% 3/25/22		315,000	324,986
5.625% 3/30/21		965,000	1,024,955
6.25% 9/26/22		680,000	743,936
6.75% 4/3/18		565,000	616,856
6.75% 5/30/40		975,000	1,082,601
6.875% 3/17/36		1,795,000	2,013,236
7% 3/11/19		685,000	761,446
7.25% 3/5/38		1,150,000	1,347,685
7.375% 2/5/25		1,170,000	1,372,995
7.5% 11/7/19		1,215,000	1,385,756
8% 2/14/34		570,000	712,728
11.875% 1/15/30		630,000	1,032,494
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		790,000	556,316
Ukraine Government:
7.8% 11/28/22 (h)		1,870,000	1,338,172
9.25% 7/24/17 (h)		1,595,000	1,139,628
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,152,546
3.25% 1/22/44	GBP	1,600,000	2,789,279
4.5% 9/7/34	GBP	1,835,000	3,701,097
United Mexican States:
4.6% 1/23/46		695,000	634,188
4.75% 3/8/44		13,812,000	12,879,690
5.55% 1/21/45		650,000	679,250
6.05% 1/11/40		1,366,000	1,529,920
6.75% 9/27/34		650,000	791,375
United Republic of Tanzania 6.3971% 3/9/20 (n)		205,000	202,950
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,130,000	1,473,238
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		7,620,000	6,057,900
9% 5/7/23 (Reg. S)		695,000	254,023
9.25% 9/15/27		1,250,000	523,750
9.25% 5/7/28 (Reg. S)		480,000	175,920
11.75% 10/21/26 (Reg. S)		1,115,000	461,053
11.95% 8/5/31 (Reg. S)		3,855,000	1,595,970
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Venezuelan Republic: - continued
12.75% 8/23/22		$ 2,000,000	$ 932,000
Vietnamese Socialist Republic:
1.2139% 3/12/16 (n)		256,522	252,995
4% 3/12/28 (f)		5,357,917	5,163,692
4.8% 11/19/24 (h)		1,000,000	960,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,712,522)			224,958,802
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,082)	EUR	65,000	74,655
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A	21,200	846,728
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,680,932
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	317,384
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		451,792
TOTAL COMMON STOCKS (Cost $5,726,831)		3,979,452
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 246,094
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	458,100
		704,194
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	391,500
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	680,340
Series D, 7.50%	5,942	145,520
Boston Properties, Inc. 5.25%	17,500	432,950
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	195,702
Series E, 6.625%	25,000	624,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	251,800
Corporate Office Properties Trust Series L, 7.375%	12,221	317,868
CYS Investments, Inc. Series B, 7.50%	21,700	479,787
DDR Corp. Series K, 6.25%	17,823	445,575
Digital Realty Trust, Inc. Series E, 7.00%	10,000	258,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	22,449	577,164
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,801
First Potomac Realty Trust 7.75%	15,000	381,000
Hersha Hospitality Trust Series B, 8.00%	13,844	353,160
Hospitality Properties Trust Series D, 7.125%	10,000	263,000
LaSalle Hotel Properties Series H, 7.50%	10,000	258,400
MFA Financial, Inc. Series B, 7.50%	22,500	552,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	253,800
Series S, 6.45%	21,000	547,050
Public Storage:
Series P, 6.50%	12,000	305,880
Series R, 6.35%	10,500	272,580
Series S, 5.90%	20,000	508,800
Realty Income Corp. Series F, 6.625%	12,000	318,960
Regency Centers Corp. Series 6, 6.625%	5,510	143,536
Retail Properties America, Inc. 7.00%	24,109	614,780
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	464,964
Stag Industrial, Inc. Series A, 9.00%	20,000	551,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	34,260	$ 880,482
Taubman Centers, Inc. Series J, 6.50%	11,338	288,325
		12,001,274
TOTAL PREFERRED STOCKS (Cost $12,416,231)		12,705,468
Bank Loan Obligations - 5.3%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (n)		$ 1,490,472	1,453,583
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (n)		4,635,496	4,380,544
Tranche 2LN, term loan 10% 11/27/21 (n)		1,594,000	1,442,570
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (n)		1,041,398	1,034,025
			8,310,722
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (n)		1,287,594	1,281,968
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (n)		1,284,463	1,277,399
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2506% 1/30/20 (n)		1,497,475	1,497,475
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (n)		1,087,423	1,085,477
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (n)		5,283,450	5,205,836
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (n)		3,932,240	3,956,817
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (n)		2,500,000	2,450,000
Tranche L 2LN, term loan 10.25% 8/13/23 (n)		1,000,000	980,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (n)		15,849,926	14,552,292
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (n)		$ 5,965,779	$ 5,921,035
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (n)		2,834,462	2,818,277
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (n)		915,000	905,850
Tranche B 2LN, term loan 8% 5/14/23 (n)		360,000	360,000
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (n)		745,236	741,510
			40,474,569
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (n)		3,524,276	3,387,710
American Casino & Entertainment Properties LLC Tranche B, term loan 5% 7/7/22 (n)		1,500,000	1,503,750
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (n)		5,515,708	5,532,255
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (n)		2,273,489	2,258,324
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (n)		2,856,793	2,852,508
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (n)		7,028,323	6,697,008
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (n)		17,116,415	14,834,284
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (n)		2,451,144	2,448,840
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (n)		1,573,000	1,569,068
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (n)		3,764,000	3,757,714
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (n)		2,305,000	2,305,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (n)		903,000	915,037
Tranche B 1LN, term loan 5% 2/1/20 (n)		4,617,678	4,614,815
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (n)		1,285,062	1,293,903
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (n)		3,037,000	3,037,000
Tranche B 1LN, term loan 3.5% 6/27/20 (n)		5,140,410	5,099,698
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (n)		$ 5,193,455	$ 5,196,726
5.5% 11/21/19 (n)		2,225,348	2,226,750
Graton Economic Development Authority Tranche B, term loan 4.75% 8/5/22 (n)		5,100,000	5,100,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (n)		6,905,978	6,890,854
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (n)		5,574,271	5,557,994
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (n)		3,682,168	3,685,445
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (n)		566,375	563,050
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (n)		3,020,000	2,994,511
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (n)		1,923,138	1,905,349
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (n)		5,332,010	5,278,690
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (n)		347,200	347,054
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (n)		2,572,141	2,568,926
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (n)		2,397,797	2,382,811
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (n)		3,398,622	3,415,615
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (n)		14,058,355	13,886,984
Tranche B, term loan 6% 10/18/20 (n)		511,404	505,364
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (n)		1,621,768	1,611,632
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (n)		3,044,898	3,037,286
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (n)		1,975,000	1,975,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (n)		2,131,182	1,502,483
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (n)		1,512,304	1,502,217
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (n)		501,980	490,268
			134,731,923
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (n)		$ 2,119,133	$ 2,099,277
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (n)		2,920,929	2,818,697
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (n)		2,992,500	2,956,979
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (n)		1,255,000	1,253,431
Tranche B 2LN, term loan 9.25% 7/8/23 (n)		465,000	459,769
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (n)		4,211,365	4,201,511
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (n)		1,493,381	1,479,253
Tranche F, term loan 3% 1/3/21 (n)		6,767,749	6,698,380
Tranche H, term loan 3.25% 8/24/21 (n)		1,000,000	996,940
Tranche I, term loan 3.5% 1/24/23 (n)		6,335,000	6,320,746
Clear Channel Communications, Inc. Tranche D, term loan 6.948% 1/30/19 (n)		14,695,000	12,949,969
CSC Holdings LLC Tranche B, term loan 2.698% 4/17/20 (n)		1,305,622	1,286,861
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (n)		6,471,811	4,081,836
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (n)		3,000,000	2,962,500
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (n)		1,497,475	1,493,731
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (n)		3,681,201	3,636,585
Tranche 2LN, term loan 7.5% 7/25/22 (n)		1,880,000	1,822,660
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (n)		1,620,000	1,572,745
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (n)		1,952,153	1,952,641
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (n)		1,853,591	1,848,957
Numericable LLC:
Tranche B 1LN, term loan 4% 7/20/22 (n)		1,000,000	995,140
Tranche B 1LN, term loan 4.5% 5/8/20 (n)		5,809,355	5,803,139
Tranche B 2LN, term loan 4.5% 5/8/20 (n)		5,025,944	5,020,566
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (n)		2,995,927	2,994,069
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (n)		1,000,000	998,750
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (n)		$ 10,885,086	$ 10,789,841
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (n)		2,577,423	2,557,293
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (n)		1,355,000	1,334,431
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (n)		1,013,348	1,001,046
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (n)		997,500	993,600
WMG Acquisition Corp. term loan 3.75% 7/1/20 (n)		1,480,466	1,449,628
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (n)		1,391,000	1,371,150
Tranche B 2LN, term loan 3.5% 1/15/22 (n)		897,000	884,200
Tranche B 3LN, term loan 3.5% 1/15/22 (n)		1,475,000	1,453,952
			95,622,299
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (n)		4,000,000	4,000,000
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (n)		3,292,869	3,278,875
6% 5/22/18 (n)		15,590,789	15,546,979
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (n)		6,132,790	6,046,931
			28,872,785
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (n)		4,500,000	4,477,500
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (n)		1,882,000	1,793,791
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (n)		1,646,368	1,628,884
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (n)		7,355,193	5,694,170
Party City Holdings, Inc. Tranche B, term loan 8/19/22 (s)		3,655,000	3,648,165
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (n)		1,344,958	1,341,596
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (n)		11,214,893	11,191,566
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)		$ 3,137,000	$ 2,670,371
Staples, Inc. Tranche B, term loan 4/24/21 (s)		3,000,000	2,985,000
			35,431,043
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (n)		1,474,714	1,405,889
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (n)		2,445,180	2,448,236
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (n)		4,026,009	4,026,009
			7,880,134
TOTAL CONSUMER DISCRETIONARY			358,800,816
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (n)		1,332,000	1,308,690
Tranche B 1LN, term loan 5.75% 11/13/21 (n)		6,357,861	6,353,919
			7,662,609
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (n)		3,736,436	3,732,625
Tranche B 3LN, term loan 5% 8/25/19 (n)		1,693,236	1,692,186
Tranche B 4LN, term loan 5.5% 8/25/21 (n)		15,960,260	15,956,270
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (n)		653,000	646,470
Tranche B 1LN, term loan 4.5% 9/26/19 (n)		5,968,867	5,941,828
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (n)		1,478,476	1,452,603
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (n)		1,129,000	1,120,533
Tranche B 1LN, term loan 4.75% 10/21/21 (n)		3,428,800	3,412,719
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (n)		6,695,838	6,695,838
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (n)		2,913,000	2,854,740
Tranche B 1LN, term loan 4.5% 6/30/21 (n)		3,400,867	3,362,607
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (n)		$ 2,378,000	$ 2,367,608
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (n)		1,118,958	1,121,577
			50,357,604
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (n)		1,481,000	1,486,554
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (n)		2,119,101	2,111,154
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (n)		1,070,000	1,069,668
Tranche B 2LN, term loan 8.5% 8/3/23 (n)		125,000	125,156
JBS U.S.A. LLC Tranche B, term loan 8/18/22 (s)		3,540,000	3,524,530
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (n)		480,696	479,696
			8,796,758
Household Products - 0.0%
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (n)		2,429,444	2,335,303
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5088% 9/3/21 (n)		289,703	289,040
Revlon Consumer Products Corp. term loan 4% 8/19/19 (n)		2,652,718	2,641,125
			2,930,165
TOTAL CONSUMER STAPLES			72,082,439
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (n)		8,938,420	6,435,663
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (n)		4,106,261	3,161,821
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (n)		6,113,277	5,058,737
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (n)		2,328,212	1,639,061
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (n)		$ 2,112,223	$ 1,522,554
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (n)		1,114,343	759,425
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (n)		417,737	325,835
			18,903,096
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (n)		978,701	972,281
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (n)		1,468,469	1,468,469
Chelsea Petroleum Products I LLC Tranche B, term loan 7/22/22 (s)		2,385,000	2,346,244
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (n)		4,612,000	3,973,238
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (n)		2,453,505	2,458,608
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (n)		533,313	531,479
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (n)		5,952,913	5,446,916
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (n)		1,937,824	1,908,155
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (n)		4,629,000	1,747,448
Tranche B 1LN, term loan 3.875% 9/30/18 (n)		1,833,674	1,603,328
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (n)		1,105,000	1,051,595
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (n)		5,856,496	5,622,236
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (n)		9,096,000	8,777,640
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (n)		521,367	517,889
Panda Sherman Power, LLC term loan 9% 9/14/18 (n)		3,767,028	3,578,677
Panda Temple Power, LLC term loan 7.25% 4/3/19 (n)		1,020,000	951,150
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (n)		6,895,944	5,062,795
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (n)		1,291,763	1,278,845
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (n)		$ 3,004,343	$ 2,343,388
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (n)		3,477,061	2,746,878
Tranche B, term loan 4.25% 10/1/18 (n)		727,481	571,072
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (n)		155,414	121,223
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (n)		1,717,327	1,640,047
Targa Resources Corp. term loan 5.75% 2/27/22 (n)		1,470,512	1,468,673
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (n)		1,804,221	1,805,718
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (n)		837,747	832,512
			60,826,504
TOTAL ENERGY			79,729,600
FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (n)		931,384	925,563
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (n)		2,505,000	2,436,113
Tranche B 1LN, term loan 4.75% 11/15/21 (n)		1,989,015	1,924,372
			5,286,048
Consumer Finance - 0.0%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (n)		2,000,000	1,998,760
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (n)		1,618,000	1,615,169
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (n)		634,249	604,122
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (n)		8,004,735	7,937,175
			10,156,466
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (n)		$ 2,500,000	$ 2,489,075
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (n)		690,000	681,665
			3,170,740
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/12/16 (n)		331,828	331,828
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (n)		1,882,000	1,886,705
Tranche B 1LN, term loan 11/4/21 (s)		500,000	494,585
Tranche B 1LN, term loan 5.5% 11/4/21 (n)		3,745,180	3,704,620
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (n)		16,957	16,788
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (n)		8,718,645	8,685,950
			15,120,476
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (n)		3,523,844	3,499,318
TOTAL FINANCIALS			39,231,808
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (n)		1,490,000	1,488,972
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (n)		1,150,000	1,143,100
Hill-Rom Holdings, Inc. Tranche B, term loan 7/30/22 (s)		1,500,000	1,500,315
			4,132,387
Health Care Providers & Services - 0.2%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (n)		2,426,568	2,423,851
Community Health Systems, Inc.:
Tranche F, term loan 3.5749% 12/31/18 (n)		997,500	996,253
Tranche G, term loan 3.75% 12/31/19 (n)		1,980,760	1,977,056
Tranche H, term loan 4% 1/27/21 (n)		7,019,240	7,032,015
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (n)		1,000,000	996,670
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (n)		1,882,000	1,898,468
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Dialysis Newco, Inc.: - continued
Tranche B 1LN, term loan 4.5% 4/23/21 (n)		$ 4,105,266	$ 4,088,147
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (n)		1,887,166	1,884,335
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (n)		2,152,000	2,184,280
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (n)		2,620,663	2,615,107
Tranche B 5LN, term loan 2.948% 3/31/17 (n)		4,331,954	4,321,688
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (n)		5,550,018	5,272,517
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (n)		5,635,000	5,596,964
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (n)		2,567,035	2,562,235
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (n)		455,448	449,400
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (n)		590,000	588,525
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (n)		227,855	227,570
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (n)		540,000	540,675
Tranche B 2LN, term loan 4.25% 7/3/19 (n)		1,638,661	1,633,204
			47,288,960
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (n)		7,100,141	7,012,525
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (n)		1,451,625	1,444,367
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (n)		730,000	730,460
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (n)		1,780,800	1,780,355
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (s)		3,000,000	2,999,460
Genoa, a QoL Healthcare Co. LLC:
Tranche 1LN, term loan 4.5% 4/30/22 (n)		1,510,000	1,507,176
Tranche 2LN, term loan 8.75% 4/30/23 (n)		1,000,000	1,000,000
Grifols, S.A. Tranche B, term loan 3.198% 2/27/21 (n)		1,486,474	1,483,263
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (n)		$ 1,065,000	$ 1,063,669
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (n)		2,625,000	2,615,156
Tranche B 1LN, term loan 4.25% 1/28/21 (n)		8,199,843	8,111,038
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (n)		3,811,711	3,807,899
Valeant Pharmaceuticals International, Inc.:
Tranche BD 2LN, term loan 3.5% 2/13/19 (n)		1,882,000	1,875,131
Tranche E, term loan 3.75% 8/5/20 (n)		1,882,000	1,875,526
			30,293,500
TOTAL HEALTH CARE			88,727,372
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (n)		509,394	506,633
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (n)		271,338	269,302
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (n)		2,017,819	2,014,449
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (n)		3,666,862	3,626,930
Tranche D, term loan 3.75% 6/4/21 (n)		6,073,277	6,004,953
			12,422,267
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (n)		1,985,000	1,968,465
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (n)		1,567,010	1,557,216
			3,525,681
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (n)		7,013,682	6,851,526
Tranche 2LN, term loan 7.75% 4/1/22 (n)		1,260,000	1,232,444
Jeld-Wen, Inc. Tranche B, term loan 5% 7/1/22 (n)		1,000,000	996,880
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Building Products - continued
LBM Borrower LLC Tranche B 1LN, term loan 7.5% 8/20/22 (n)		$ 6,615,000	$ 6,482,700
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (n)		872,582	862,547
			16,426,097
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (n)		3,598,919	3,562,930
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (n)		1,493,438	1,486,509
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (n)		4,886,176	4,389,399
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (n)		3,213,302	3,159,737
Tranche DD, term loan 4.0032% 11/8/20 (n)		750,389	737,880
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (n)		7,261,424	6,989,120
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (n)		2,145,000	2,131,594
Metal Services LLC Tranche B, term loan 6% 6/30/17 (n)		1,111,359	1,101,167
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (n)		612,889	607,784
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (n)		560,000	546,700
Tranche B 1LN, term loan 4% 12/18/20 (n)		4,421,612	4,349,053
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (n)		555,182	551,018
			29,612,891
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (n)		9,257,383	9,309,502
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (n)		3,250,000	3,266,250
			12,575,752
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (n)		1,374,691	1,361,810
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (n)		825,432	827,495
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Machinery - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (n)		$ 1,287,713	$ 1,260,349
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (n)		1,520,360	1,520,360
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (n)		2,973,548	2,969,206
Rexnord LLC Tranche B, term loan 4% 8/21/20 (n)		3,449,756	3,413,534
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (n)		1,120,356	1,071,340
			11,062,284
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (n)		2,205,718	2,197,446
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (n)		1,097,415	764,536
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (n)		2,036,582	2,031,491
			4,993,473
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (n)		2,125,000	2,122,875
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (n)		1,200,873	1,197,871
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (n)		285,000	283,575
Tranche B 1LN, term loan 5.5% 3/18/21 (n)		872,813	864,084
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (n)		1,995,000	1,994,003
			6,462,408
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (n)		1,123,254	1,112,022
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (n)		2,223,712	2,139,211
			3,251,233
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (n)		2,343,787	2,330,615
TOTAL INDUSTRIALS			104,024,511
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (n)		$ 1,752,721	$ 1,742,871
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (n)		1,785,000	1,772,166
			3,515,037
Electronic Equipment & Components - 0.1%
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (n)		660,672	659,020
CPI Acquisition, Inc. Tranche B, term loan 8/14/22 (s)		1,500,000	1,475,625
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)		4,955,498	4,808,617
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (s)		670,000	665,813
Tranche B 1LN, term loan 7/31/22 (s)		1,345,000	1,338,275
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (n)		4,330,000	4,091,850
			13,039,200
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (n)		4,084,908	4,064,484
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (n)		946,343	939,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (n)		748,221	744,951
			5,748,680
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (n)		1,482,550	1,426,584
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (n)		1,867,451	1,851,409
First Data Corp. term loan 3.7004% 3/24/17 (n)		7,113,000	7,089,883
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (n)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (n)		1,164,121	1,158,300
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (n)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (n)		880,553	874,503
			13,619,369
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (n)		$ 1,594,269	$ 1,592,276
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (n)		2,673,001	2,668,831
NXP BV Tranche D, term loan 3.25% 1/11/20 (n)		1,867,496	1,856,609
			6,117,716
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (n)		455,667	454,300
Tranche B 2LN, term loan 7.5% 1/23/22 (n)		116,000	115,246
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (n)		2,135,000	2,118,988
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (n)		671,591	613,948
5% 9/10/20 (n)		10,689,020	9,811,024
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (n)		3,000,000	2,988,210
Hyland Software, Inc. Tranche B 1LN, term loan 4.75% 7/1/22 (n)		180,000	179,494
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (n)		985,000	978,026
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (n)		12,974,594	13,179,982
Tranche B 1LN, term loan 4.5% 10/30/19 (n)		3,680,000	3,678,859
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (n)		3,726,134	3,629,887
Tranche 2LN, term loan 8% 4/9/22 (n)		1,693,000	1,640,805
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (n)		3,210,762	3,213,042
Tranche B 2LN, term loan 4% 7/8/22 (n)		520,179	520,549
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (n)		931,000	924,790
Tranche B 1LN, term loan 4.75% 11/12/21 (n)		923,934	922,086
			44,969,236
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (n)		$ 14,733,075	$ 14,645,119
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (n)		2,568,960	2,552,904
			17,198,023
TOTAL INFORMATION TECHNOLOGY			104,207,261
MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (n)		1,770,563	1,761,710
AgroFresh, Inc. Tranche B, term loan 5.75% 7/31/21 (n)		2,500,000	2,496,875
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (n)		1,117,357	1,106,183
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (n)		781,000	772,800
Tranche B 1LN, term loan 4.5% 6/12/21 (n)		625,180	623,505
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (n)		992,015	987,055
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (n)		751,971	706,853
Tranche B 1LN, term loan 4.5% 12/2/19 (n)		1,482,473	1,437,999
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (n)		2,210,890	2,199,836
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (n)		1,129,000	1,126,178
Tranche B 1LN, term loan 6% 12/5/21 (n)		4,108,355	4,094,222
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (n)		1,113,206	1,112,860
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (n)		2,135,000	2,125,222
Tranche B 2LN, term loan 8.5% 6/19/23 (n)		500,000	498,125
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (n)		4,104,375	4,124,897
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (n)		2,410,000	2,322,638
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (n)		1,620,000	1,615,140
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Chemicals - continued
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (n)		$ 512,923	$ 510,553
Univar, Inc. Tranche B, term loan 4% 7/1/22 (n)		1,235,000	1,225,738
			30,848,389
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (n)		2,408,602	2,409,349
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (n)		4,754,924	4,731,150
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (n)		1,129,000	1,115,825
Tranche B 1LN, term loan 4.5% 10/1/21 (n)		5,609,739	5,606,261
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)		3,552,000	3,520,920
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (n)		2,175,494	2,175,494
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (n)		730,000	727,810
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (n)		752,000	753,880
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (n)		3,519,049	3,328,422
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (n)		9,135,595	9,127,647
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (n)		2,708,667	2,674,808
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (n)		732,664	725,338
			36,896,904
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (n)		2,614,761	1,838,177
Tranche B 2LN, term loan 8.75% 12/19/20 (n)		1,296,000	874,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (n)		1,615,000	1,604,503
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (n)		3,596,880	3,106,805
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (n)		15,116,357	12,185,447
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (n)		1,700,010	1,685,135
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (n)		531,924	518,961
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (n)		$ 780,000	$ 709,153
Tranche B 2LN, term loan 7.5% 4/16/20 (n)		6,355,000	4,758,306
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (n)		752,000	682,440
Walter Energy, Inc. Tranche B, term loan 5.8% 4/1/18 (n)		4,707,000	1,908,877
			29,872,604
TOTAL MATERIALS			97,617,897
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (n)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (n)		12,993,045	13,041,769
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (n)		6,807,181	6,821,340
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (n)		2,992,500	2,983,523
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (n)		3,764,000	3,726,360
Tranche B 3LN, term loan 4% 8/1/19 (n)		2,742,000	2,737,887
Tranche B 4LN, term loan 4% 1/15/20 (n)		3,011,000	3,008,170
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (n)		163,000	162,865
Tranche B 1LN, term loan 4% 4/11/20 (n)		8,914,096	8,858,383
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (n)		3,724,000	3,337,635
Tranche B 1LN, term loan 4.75% 4/30/20 (n)		2,824,628	2,717,829
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (n)		1,000,000	971,250
			51,014,181
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (n)		1,501,379	1,494,893
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (n)		1,382,317	1,299,378
Tranche D-2, term loan 3.7818% 3/31/19 (n)		5,012,683	4,724,454
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (n)		$ 4,150,000	$ 4,072,188
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (n)		1,882,000	1,731,440
			13,322,353
TOTAL TELECOMMUNICATION SERVICES			64,336,534
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (n)		161,490	161,652
6.375% 8/13/19 (n)		2,444,528	2,446,972
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (n)		3,011,587	2,940,815
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (n)		3,589,368	3,409,900
Tranche C, term loan 5.25% 3/14/21 (n)		263,000	249,850
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (n)		6,215,916	6,200,376
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (n)		5,064,411	4,853,377
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (n)		3,042,000	3,042,000
InterGen NV Tranche B, term loan 5.5% 6/13/20 (n)		4,396,131	4,132,363
Longview Power LLC Tranche B, term loan 7% 4/13/21 (n)		2,000,000	2,002,500
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (n)		554,215	556,293
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (n)		2,006,000	2,000,985
TXU Energy LLC Tranche B, term loan 4.6741% 10/10/17 (d)(n)		1,088,000	490,840
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (n)		589,990	583,352
			33,071,275
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (n)		4,052,000	3,835,907
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - continued
Gas Utilities - continued
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (n)		$ 2,642,653	$ 2,191,209
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (n)		1,815,450	1,812,418
			7,839,534
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (n)		2,516,064	2,511,132
Tranche B 4LN, term loan 4% 10/31/20 (n)		3,727,081	3,714,856
Tranche B 5LN, term loan 3.5% 5/28/22 (n)		1,500,000	1,478,910
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (n)		2,653,000	2,653,000
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (n)		466,891	471,560
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (n)		2,799,716	2,624,734
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (n)		2,902,415	2,851,623
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 8/11/22 (s)		3,000,000	2,970,000
			19,275,815
TOTAL UTILITIES			60,186,624
TOTAL BANK LOAN OBLIGATIONS (Cost $1,092,574,461)			1,068,944,862
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (n)		904,290	886,205
Goldman Sachs 1.25% 12/14/19 (n)		775,000	759,500
Mizuho 1.25% 12/14/19 (n)		363,384	356,116
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,875,319)			2,001,821
Bank Notes - 1.2%
		Principal Amount (e)	Value
Bank of America NA:
1.65% 3/26/18		$ 22,324,000	$ 22,212,693
1.75% 6/5/18		84,682,000	84,232,169
5.3% 3/15/17		3,467,000	3,644,614
Barclays Bank PLC 2.5% 2/20/19		7,200,000	7,266,816
Capital One NA 1.65% 2/5/18		18,801,000	18,561,926
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	22,850,439
3.1% 6/4/20		22,584,000	22,536,641
8.7% 11/18/19		2,958,000	3,535,484
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,209,555
KeyBank NA 6.95% 2/1/28		1,977,000	2,523,678
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,309,889
Regions Bank 7.5% 5/15/18		24,647,000	27,954,430
Wachovia Bank NA 6% 11/15/17		2,243,000	2,450,439
TOTAL BANK NOTES (Cost $242,512,420)			245,288,773
Preferred Securities - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (i)(n)	EUR	2,150,000	2,343,384
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		1,725,000	1,627,629
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (i)(n)	EUR	2,150,000	2,299,559
FINANCIALS - 0.8%
Banks - 0.7%
BAC Capital Trust XIV 4% (i)(n)		1,245,000	967,734
Banco Do Brasil SA 9% (h)(i)(n)		1,415,000	1,147,484
Bank of America Corp.:
6.1% (i)(n)		3,225,000	3,238,216
6.25% (i)(n)		3,680,000	3,755,700
6.5% (i)(n)		3,000,000	3,159,795
Bank of Ireland 7.375% (Reg. S) (i)(n)	EUR	2,000,000	2,326,877
Barclays Bank PLC 7.625% 11/21/22		20,775,000	24,126,874
Barclays PLC:
6.625% (i)(n)		7,940,000	7,862,515
8.25% (i)(n)		5,470,000	5,897,920
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
BNP Paribas SA:
7.375% (h)(i)(n)		$ 3,830,000	$ 3,931,898
7.375% 12/29/49 (Reg. S) (n)		3,100,000	3,182,476
Citigroup, Inc.:
5.875% (i)(n)		4,305,000	4,378,134
5.95% (i)(n)		2,285,000	2,273,527
5.95% (i)(n)		6,945,000	6,787,466
6.3% (i)(n)		7,100,000	7,019,488
Credit Agricole SA:
6.625% (h)(i)(n)		14,035,000	13,938,915
6.625% (Reg. S) (i)(n)		2,850,000	2,830,489
8.125% 9/19/33 (Reg. S) (n)		2,500,000	2,861,487
JPMorgan Chase & Co.:
5.3% (i)(n)		3,245,000	3,260,582
6% (i)(n)		10,455,000	10,403,293
6.75% (i)(n)		10,085,000	10,697,020
Royal Bank of Scotland Group PLC:
7.5% (i)(n)		2,285,000	2,300,980
8% (i)(n)		1,140,000	1,169,689
Wells Fargo & Co. 5.875% (i)(n)		2,000,000	2,072,541
			129,591,100
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (h)(i)(n)		5,000,000	4,864,037
Deutsche Bank AG 7.5% (i)(n)		7,600,000	7,670,144
Goldman Sachs Group, Inc. 5.375% (i)(n)		3,250,000	3,245,271
UBS Group AG:
6.875% (Reg. S) (i)(n)		1,950,000	1,944,259
7.125% (Reg. S) (i)(n)		1,700,000	1,836,629
			19,560,340
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)		650,000	496,336
8.625% (Reg. S) (i)		200,000	152,719
			649,055
TOTAL FINANCIALS			149,800,495
Preferred Securities - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (h)(i)		$ 4,705,000	$ 3,369,267
7.5% (Reg. S) (i)		100,000	71,610
			3,440,877
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		2,100,000	1,035,971
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (i)(n)		2,700,000	2,764,547
TOTAL PREFERRED SECURITIES (Cost $163,665,548)			163,312,462
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $1,185,530,172)	1,185,530,172	1,185,530,172
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $110,825,000)	$ 110,825,462	110,825,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)	Value
Put Options - 0.0%
Option on a credit default swap with Morgan Stanley Capital Group, Inc. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.125% (Cost $172,578)	9/16/15	EUR	17,600,000	$ 206,315
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $21,131,127,040)		21,078,070,800
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(808,453,417)
NET ASSETS - 100%		$ 20,269,617,383
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 9/1/45	$ (700,000)	(703,008)
3% 9/1/45	(700,000)	(703,008)
3% 9/1/45	(2,100,000)	(2,109,023)
3% 9/1/45	(33,200,000)	(33,342,657)
3% 9/1/45	(12,950,000)	(13,005,645)
3% 9/1/45	(9,700,000)	(9,741,680)
3% 9/1/45	(27,500,000)	(27,618,165)
3% 9/1/45	(11,000,000)	(11,047,266)
3.5% 9/1/45	(21,300,000)	(22,072,123)
3.5% 9/1/45	(21,300,000)	(22,072,123)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(13,200,000)	(14,018,812)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(3,600,000)	(3,823,312)
4% 9/1/45	(28,000,000)	(29,736,874)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(10,000,000)	(10,832,812)
TOTAL FANNIE MAE		(346,389,752)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Freddie Mac
3% 9/1/45	$ (1,500,000)	$ (1,502,109)
3% 9/1/45	(3,200,000)	(3,204,500)
TOTAL FREDDIE MAC		(4,706,609)
Ginnie Mae
3.5% 9/1/45	(31,500,000)	(32,799,372)
3.5% 9/1/45	(20,000,000)	(20,824,998)
TOTAL GINNIE MAE		(53,624,370)
TOTAL TBA SALE COMMITMENTS (Proceeds $404,373,664)	$ (404,720,731)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	Sept. 2015	$ 1,313,218	$ (3,300)
21 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	3,572,005	(57,360)
2 OSE Japan 10 Year Bond Contracts (Japan)	Sept. 2015	2,440,879	20,099
64 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2015	6,879,659	(118,481)
TOTAL BOND INDEX CONTRACTS		$ 14,205,761	$ (159,042)
Treasury Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2015	1,924,905	80,165
96 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	20,973,000	(55,692)
24 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	2,866,500	(23,111)
50 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	7,920,313	(286,818)
TOTAL TREASURY CONTRACTS		$ 33,684,718	$ (285,456)
TOTAL PURCHASED		$ 47,890,479	$ (444,498)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	$ 515,370	$ (5,052)
20 ICE Long Gilt Contracts (United Kingdom)	Dec. 2015	3,596,561	19,791
112 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2015	19,051,124	22,345
TOTAL BOND INDEX CONTRACTS		$ 23,163,055	$ 37,084
Treasury Contracts
10 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,270,625	9,883
38 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	5,875,750	182,799
TOTAL TREASURY CONTRACTS		$ 7,146,375	$ 192,682
TOTAL SOLD		$ 30,309,430	$ 229,766
		$ 78,199,909	$ (214,732)
The face value of futures purchased as a percentage of net assets is 0.2%
The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
11/20/15	AUD	Credit Suisse Intl.	Sell	204,000	$ 149,743	$ 5,155
11/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	135,000	102,856	262
11/20/15	EUR	Credit Suisse Intl.	Buy	127,000	145,663	(2,968)
11/20/15	EUR	Credit Suisse Intl.	Buy	211,000	233,130	3,947
11/20/15	EUR	Credit Suisse Intl.	Buy	404,000	453,573	356
11/20/15	EUR	Credit Suisse Intl.	Sell	237,000	267,054	764
11/20/15	EUR	Credit Suisse Intl.	Sell	1,603,000	1,771,357	(29,753)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	194,000	226,297	(8,321)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	67,385,000	74,790,342	(922,557)
11/20/15	GBP	Credit Suisse Intl.	Buy	174,000	272,420	(5,534)
11/20/15	GBP	Credit Suisse Intl.	Buy	231,000	354,868	(553)
11/20/15	GBP	Credit Suisse Intl.	Sell	288,000	453,631	11,888
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	33,946,000	52,958,340	890,873
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	14,350,000	115,567	(2,940)
						$ (59,381)

For the period, the average contract value for foreign currency contracts was $177,993,164. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,600,000	$ (8,869)	$ 30,763	$ 21,894
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(78,250)	8,252	(69,998)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(6,470)	(28,271)	(34,741)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(1,008)	(1,718)	(2,726)
Standard Chartered Bank		Sep. 2020	Citibank, N.A.	(1%)	EUR	2,700,000	155,943	(145,356)	10,587
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(57,598)	(53,854)	(111,452)
TOTAL BUY PROTECTION							3,748	(190,184)	(186,436)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	342,816	(369,344)	(26,528)
Italy Republic Of	A2	Sep. 2020	JPMorgan Chase Bank, N.A.	1%		2,800,000	(13,065)	21,241	8,176
Pemex Project Funding Master Trust	A3	Sep. 2020	Barclays Bank PLC	1%		3,550,000	(191,039)	170,506	(20,533)
TOTAL SELL PROTECTION							138,712	(177,597)	(38,885)
TOTAL CREDIT DEFAULT SWAPS							$ 142,460	$ (367,781)	$ (225,321)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/(Depreciation)
LCH	Sep. 2020	$ 35,400,000	3-month LIBOR	2.25%	$ (657,215)	$ 0	$ (657,215)
LCH	Sep. 2025	20,500,000	3-month LIBOR	2.75%	(686,088)	0	(686,088)
LCH	Sep. 2045	8,700,000	3-month LIBOR	3%	(543,452)	0	(543,452)
TOTAL INTEREST RATE SWAPS					$ (1,886,755)	$ 0	$ (1,886,755)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,370,236,323 or 11.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $873,986.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,713,112.

(m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $182,501.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) The coupon rate will be determined upon settlement of the loan after period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$110,825,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 110,825,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 913,060
Fidelity Floating Rate Central Fund	17,840,584
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 23,016,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,208	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,107	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 846,728	$ 846,728	$ -	$ -
Financials	12,705,468	12,459,374	246,094	-
Materials	2,680,932	2,680,932	-	-
Telecommunication Services	451,792	317,384	-	134,408
Corporate Bonds	8,951,784,547	-	8,951,772,409	12,138
U.S. Government and Government Agency Obligations	3,844,418,792	-	3,844,418,792	-
U.S. Government Agency - Mortgage Securities	2,844,544,800	-	2,844,544,800	-
Asset-Backed Securities	153,200,820	-	149,424,222	3,776,598
Collateralized Mortgage Obligations	594,721,855	-	594,721,855	-
Commercial Mortgage Securities	1,364,361,739	-	1,363,122,289	1,239,450
Municipal Securities	307,210,465	-	307,210,465	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 224,958,802	$ -	$ 223,345,807	$ 1,612,995
Supranational Obligations	74,655	-	74,655	-
Bank Loan Obligations	1,068,944,862	-	1,057,929,638	11,015,224
Sovereign Loan Participations	2,001,821	-	-	2,001,821
Bank Notes	245,288,773	-	245,288,773	-
Preferred Securities	163,312,462	-	163,312,462	-
Money Market Funds	1,185,530,172	1,185,530,172	-	-
Cash Equivalents	110,825,000	-	110,825,000	-
Purchased Swaptions	206,315	-	206,315	-
Total Investments in Securities:	$ 21,078,070,800	$ 1,201,834,590	$ 19,856,443,576	$ 19,792,634
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 913,245	$ -	$ 913,245	$ -
Futures Contracts	335,082	335,082	-	-
Swaps	498,759	-	498,759	-
Total Assets	$ 1,747,086	$ 335,082	$ 1,412,004	$ -
Liabilities
Foreign Currency Contracts	$ (972,626)	$ -	$ (972,626)	$ -
Futures Contracts	(549,814)	(549,814)	-	-
Swaps	(2,243,054)	-	(2,243,054)	-
Total Liabilities	$ (3,765,494)	$ (549,814)	$ (3,215,680)	$ -
Total Other Derivative Instruments:	$ (2,018,408)	$ (214,732)	$ (1,803,676)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (404,720,731)	$ -	$ (404,720,731)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 206,315	$ -
Swaps (d)	498,759	(356,299)
Total Credit Risk	705,074	(356,299)
Foreign Exchange Risk
Foreign Currency Contracts (a)	913,245	(972,626)
Interest Rate Risk
Futures Contracts (b)	335,082	(549,814)
Swaps (d)	-	(1,886,755)
Total Interest Rate Risk	335,082	(2,436,569)
Total Value of Derivatives	$ 1,953,401	$ (3,765,494)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
United Kingdom	2.6%
Mexico	1.8%
Luxembourg	1.2%
Others (Individually Less Than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $108,651,950 and repurchase agreements of $110,825,000) - See accompanying schedule: Unaffiliated issuers (cost $19,945,596,868)	$ 19,892,540,628
Fidelity Central Funds (cost $1,185,530,172)	1,185,530,172
Total Investments (cost $21,131,127,040)		$ 21,078,070,800
Cash		4,601,208
Foreign currency held at value (cost $1,296,971)		1,290,124
Receivable for investments sold		153,384,612
Receivable for TBA sale commitments		404,373,664
Unrealized appreciation on foreign currency contracts		913,245
Receivable for fund shares sold		27,302,194
Dividends receivable		242,549
Interest receivable		158,024,967
Distributions receivable from Fidelity Central Funds		188,651
Bi-lateral OTC swaps, at value		498,759
Other receivables		112,232
Total assets		21,829,003,005

Liabilities
Payable for investments purchased
Regular delivery	$ 68,454,513
Delayed delivery	790,446,815
TBA sale commitments, at value	404,720,731
Unrealized depreciation on foreign currency contracts	972,626
Payable for fund shares redeemed	173,044,860
Distributions payable	2,134,426
Bi-lateral OTC swaps, at value	356,299
Accrued management fee	5,298,334
Distribution and service plan fees payable	313,760
Payable for daily variation margin for derivative instruments	17,256
Other affiliated payables	2,448,328
Other payables and accrued expenses	352,674
Collateral on securities loaned, at value	110,825,000
Total liabilities		1,559,385,622

Net Assets		$ 20,269,617,383
Net Assets consist of:
Paid in capital		$ 20,225,298,052
Undistributed net investment income		36,361,125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,760,134
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(55,801,928)
Net Assets		$ 20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($852,242,899 ÷ 80,933,467 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class T:
Net Asset Value and redemption price per share ($101,673,134 ÷ 9,671,869 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class B:
Net Asset Value and offering price per share ($3,305,036 ÷ 313,709 shares)A	$ 10.54

Class C:
Net Asset Value and offering price per share ($139,264,398 ÷ 13,223,547 shares)A	$ 10.53

Total Bond:
Net Asset Value, offering price and redemption price per share ($17,359,293,916 ÷ 1,648,977,386 shares)	$ 10.53

Class I:
Net Asset Value, offering price and redemption price per share ($1,266,870,294 ÷ 120,521,809 shares)	$ 10.51

Class Z:
Net Asset Value, offering price and redemption price per share ($546,967,706 ÷ 52,032,071 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015

Investment Income
Dividends		$ 6,479,130
Interest		612,468,413
Income from Fidelity Central Funds		23,016,733
Total income		641,964,276

Expenses
Management fee	$ 57,874,540
Transfer agent fees	19,640,595
Distribution and service plan fees	3,324,779
Fund wide operations fee	7,291,490
Independent trustees' compensation	75,099
Miscellaneous	43,573
Total expenses before reductions	88,250,076
Expense reductions	(7,127)	88,242,949
Net investment income (loss)		553,721,327
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,436,511
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,043,666
Futures contracts	1,751,878
Swaps	(3,476,434)
Total net realized gain (loss)		353,243,022
Change in net unrealized appreciation (depreciation) on: Investment securities	(775,667,108)
Assets and liabilities in foreign currencies	(5,291,385)
Futures contracts	(421,238)
Swaps	(1,389,874)
Delayed delivery commitments	206,650
Total change in net unrealized appreciation (depreciation)		(782,562,955)
Net gain (loss)		(429,319,933)
Net increase (decrease) in net assets resulting from operations		$ 124,401,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,721,327	$ 415,512,458
Net realized gain (loss)	353,243,022	77,368,067
Change in net unrealized appreciation (depreciation)	(782,562,955)	416,914,720
Net increase (decrease) in net assets resulting from operations	124,401,394	909,795,245
Distributions to shareholders from net investment income	(523,227,512)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(575,596,385)	(520,202,549)
Share transactions - net increase (decrease)	4,814,116,048	3,089,248,773
Total increase (decrease) in net assets	4,362,921,057	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $36,361,125 and undistributed net investment income of $23,414,948, respectively)	$ 20,269,617,383	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsD, F
Expenses before reductions	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 852,243	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Income from Investment Operations
Net investment income (loss)C	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.28	$ 11.03
Total ReturnA, B	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,673	$ 57,972	$ 52,848	$ 59,896	$ 60,500
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Income from Investment Operations
Net investment income (loss)C	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$ 10.54	$ 10.78	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,305	$ 4,460	$ 7,112	$ 11,515	$ 9,225
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,264	$ 83,818	$ 79,711	$ 102,385	$ 63,867
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)B	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.47	$ 11.29	$ 11.04
Total ReturnA	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,359,294	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Income from Investment Operations
Net investment income (loss)B	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.27	$ 11.02
Total ReturnA	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,266,870	$ 573,410	$ 244,911	$ 596,238	$ 531,451
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class Z

Year ended August 31,	2015 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss)D	.234
Net realized and unrealized gain (loss)	(.167)
Total from investment operations	.067
Distributions from net investment income	(.217)
Net asset value, end of period	$ 10.51
Total ReturnB, C	.59%
Ratios to Average Net AssetsE, H
Expenses before reductions	.36%A
Expenses net of fee waivers, if any	.36%A
Expenses net of all reductions	.36%A
Net investment income (loss)	3.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,968
Portfolio turnover rateF	140%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

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3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 345,834,958
Gross unrealized depreciation	(409,484,462)
Net unrealized appreciation (depreciation) on securities	$ (63,649,504)
Tax Cost	$ 21,141,720,304

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 46,977,149
Undistributed long-term capital gain	$ 64,917,805
Net unrealized appreciation (depreciation) on securities and other investments	$ (67,484,185)

At period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 565,758,842	$ 392,171,286
Long-term Capital Gains	9,837,543	128,031,263
Total	$ 575,596,385	$ 520,202,549

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

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Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ 170,483	63,753
Swaps	(135,206)	128,070
Total Credit Risk	35,277	191,823
Foreign Exchange Risk
Foreign Currency Contracts	20,954,439	(5,376,167)

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,751,878	(421,238)
Swaps	(3,341,228)	(1,517,944)
Total Interest Rate Risk	(1,589,350)	(1,939,182)
TotalsA	$ 19,400,366	$ (7,123,526)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

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4. Derivative Instruments - continued

Swaps - continued

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $7,860,792,369 and $2,304,473,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,905,468	$ 92,792
Class T	-%	.25%	199,114	263
Class B	.65%	.25%	35,423	25,610
Class C	.75%	.25%	1,184,774	414,221
			$ 3,324,779	$ 532,886

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 110,705
Class T	18,730
Class B*	3,938
Class C*	29,613
$ 162,986

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,171,236.15
Class T	135,484.17
Class B	8,031.20
Class C	207,015.17
Total Bond	16,555,477.10
Class I	1,553,662.15
Class Z	9,690	.01*
	$ 19,640,595

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage-Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain (loss) of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Annual Report

7. Committed Line of Credit - continued

purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25,772 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $979,154.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,942.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015 A	2014
From net investment income
Class A	$ 19,261,143	$ 13,954,534
Class T	1,998,555	1,278,101
Class B	71,894	98,704

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Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended August 31,	2015 A	2014
From net investment income
Class C	$ 2,070,818	$ 1,370,977
Total Bond	468,456,666	365,495,794
Class I	28,443,167	9,973,176
Class Z	2,925,269	-
Total	$ 523,227,512	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Class I	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class A
Shares sold	46,571,257	26,077,273	$ 499,377,221	$ 277,129,495
Reinvestment of distributions	1,930,629	1,748,624	20,670,065	18,500,215
Shares redeemed	(26,903,901)	(17,864,267)	(288,269,536)	(188,866,328)
Net increase (decrease)	21,597,985	9,961,630	$ 231,777,750	$ 106,763,382
Class T
Shares sold	6,974,914	2,788,455	$ 74,605,782	$ 29,566,996
Reinvestment of distributions	199,988	156,306	2,136,905	1,651,554
Shares redeemed	(2,893,126)	(2,607,297)	(30,963,185)	(27,459,813)
Net increase (decrease)	4,281,776	337,464	$ 45,779,502	$ 3,758,737
Class B
Shares sold	54,717	54,926	$ 586,026	$ 586,880
Reinvestment of distributions	6,657	13,145	71,357	138,775
Shares redeemed	(161,541)	(332,831)	(1,731,933)	(3,513,622)
Net increase (decrease)	(100,167)	(264,760)	$ (1,074,550)	$ (2,787,967)

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11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class C
Shares sold	8,235,348	3,017,051	$ 88,316,556	$ 32,060,704
Reinvestment of distributions	196,619	175,726	2,104,956	1,856,402
Shares redeemed	(2,989,581)	(3,020,982)	(31,990,728)	(31,912,884)
Net increase (decrease)	5,442,386	171,795	$ 58,430,784	$ 2,004,222
Total Bond
Shares sold	1,119,099,210	472,537,567	$ 12,023,173,893	$ 5,013,051,437
Reinvestment of distributions	46,138,120	43,741,412	493,997,692	463,024,654
Shares redeemed	(866,846,007)	(266,060,657)	(9,307,894,830)	(2,814,029,450)
Net increase (decrease)	298,391,323	250,218,322	$ 3,209,276,755	$ 2,662,046,641
Class I
Shares sold	96,458,549	37,515,573	$ 1,031,052,872	$ 397,915,160
Reinvestment of distributions	2,698,883	1,097,010	28,838,468	11,632,287
Shares redeemed	(31,950,235)	(8,713,037)	(340,167,664)	(92,083,689)
Net increase (decrease)	67,207,197	29,899,546	$ 719,723,676	$ 317,463,758
Class Z
Shares sold	56,087,638	-	$ 592,975,149	$ -
Reinvestment of distributions	276,639	-	2,920,079	-
Shares redeemed	(4,332,206)	-	(45,693,097)	-
Net increase (decrease)	52,032,071	-	$ 550,202,131	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 24% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversee 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

Trustees and Officers - continued

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/12/15	10/09/15	$0.059
Class T	10/12/15	10/09/15	$0.059
Class B	10/12/15	10/09/15	$0.059
Class C	10/12/15	10/09/15	$0.059

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015 $74,755,347, or, if subsequently determined to be different, the net capital gain of such year.

A total of 12.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $322,364,085 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ATB-UANN-1015
1.804574.111
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class I
(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class I is a class of Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	0.73%	3.73%	4.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class I on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Ford O'Neil: For the year, the fund's share classes (excluding sales charges, if applicable) lagged the Barclays Aggregate index. I continued to take the investment approach I've used since I began managing the fund in 2004, because I think it is the best way to achieve my goal of beating our primary benchmark over longer periods of time. I have ultimate authority and accountability for asset allocations decisions, as well as for securities selection in the investment-grade portion of the fund. I also tap the best ideas of Fidelity's fixed-income specialists. Since we don't chase yield, we believe it's important to fully understand the risk/return profile of each of our investments to ensure we're assuming a reasonable trade-off by owning them. Sector selection detracted most from relative performance, especially underweighting comparatively strong U.S. Treasuries and overweighting the lagging high-yield corporate, emerging-markets debt and investment-grade credit sectors. Conversely, good picks among both high-yield and investment-grade corporate securities was a plus, as was yield-curve positioning. However, security selection among government-related bonds hurt, particularly holdings in taxable municipal bonds issued by Illinois and Chicago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.75%
Actual		$ 1,000.00	$ 987.40	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.77%
Actual		$ 1,000.00	$ 987.30	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.44%
Actual		$ 1,000.00	$ 984.90	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class C	1.51%
Actual		$ 1,000.00	$ 983.60	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Total Bond	.45%
Actual		$ 1,000.00	$ 989.80	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 988.60	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class Z	.36%
Actual		$ 1,000.00	$ 989.30	$ 1.81
Hypothetical A		$ 1,000.00	$ 1,023.39	$ 1.84

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combine investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
AAA 3.1%	AAA 3.9%
AA 2.3%	AA 2.1%
A 13.0%	A 9.4%
BBB 25.4%	BBB 22.7%
BB and Below 16.8%	BB and Below 15.7%
Not Rated 1.4%	Not Rated 1.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.8	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*	As of February 28, 2015**
Corporate Bonds 44.2%	Corporate Bonds 37.7%
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
Asset-Backed Securities 0.8%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 7.1%	CMOs and Other Mortgage Related Securities 7.2%
Municipal Bonds 1.5%	Municipal Bonds 1.5%
Stocks 0.1%	Stocks 0.3%
Other Investments 8.4%	Other Investments 7.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

* Foreign investments	11.4%	** Foreign investments	10.2%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.2)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		$ 3,045,000	$ 3,303,825
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		1,940,000	1,935,150
Tupy Overseas SA 6.625% 7/17/24 (h)		530,000	501,513
			5,740,488
Automobiles - 1.2%
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,547,035
General Motors Co.:
3.5% 10/2/18		9,215,000	9,344,563
5.2% 4/1/45		4,250,000	3,990,278
6.25% 10/2/43		1,543,000	1,651,376
General Motors Financial Co., Inc.:
2.4% 4/10/18		40,000,000	39,523,760
2.625% 7/10/17		2,955,000	2,980,310
3% 9/25/17		6,726,000	6,757,955
3.15% 1/15/20		27,252,000	26,908,053
3.2% 7/13/20		20,200,000	19,930,209
3.25% 5/15/18		4,810,000	4,836,893
3.5% 7/10/19		10,761,000	10,844,064
4% 1/15/25		18,085,000	17,106,113
4.25% 5/15/23		5,420,000	5,325,670
4.375% 9/25/21		47,963,000	48,394,763
4.75% 8/15/17		5,050,000	5,236,244
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (h)		33,222,000	33,219,907
			243,597,193
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,220,062
4.25% 6/15/23		8,466,000	8,681,705
			9,901,767
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (h)		5,650,000	4,491,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		2,165,000	1,813,188
Eldorado Resorts, Inc. 7% 8/1/23 (h)		1,060,000	1,052,050
ESH Hospitality, Inc. 5.25% 5/1/25 (h)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	139,050
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		5,000,000	5,137,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
InterContinental Hotel Group PLC 3.75% 8/14/25 (Reg. S)	GBP	1,650,000	$ 2,493,392
LTF Merger Sub, Inc. 8.5% 6/15/23 (h)		4,070,000	3,968,250
MCE Finance Ltd. 5% 2/15/21 (h)		10,530,000	9,634,950
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,755,125
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23 (h)		540,000	534,600
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	6,889,400
7% 1/1/22 (h)		7,445,000	7,612,513
10% 12/1/22		10,060,000	9,230,050
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,281,850
Times Square Hotel Trust 8.528% 8/1/26 (h)		740,700	897,563
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,500,000	2,275,947
Wynn Macau Ltd. 5.25% 10/15/21 (h)		14,650,000	13,441,375
			76,715,553
Household Durables - 0.2%
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,920,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,026,719
8.25% 2/15/21 (n)		3,885,000	3,996,694
Standard Pacific Corp. 5.875% 11/15/24		1,775,000	1,819,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		1,495,000	1,498,738
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	565,013
5.875% 6/15/24		415,000	408,775
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,990,611
7% 8/15/22		10,230,000	10,562,475
			29,788,869
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (h)		5,000,000	4,950,000
Media - 2.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,280,039
6.15% 2/15/41		11,572,000	13,012,240
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
7.75% 12/1/45		$ 3,932,000	$ 5,328,352
Altice SA:
5.375% 7/15/23 (h)		2,560,000	2,534,400
7.625% 2/15/25 (h)		9,805,000	9,314,750
7.75% 5/15/22 (h)		20,575,000	20,060,625
7.75% 7/15/25 (h)		1,795,000	1,718,713
7.75% 7/15/25 (h)		1,610,000	1,569,750
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	625,349
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,127,175
5.125% 5/1/23 (h)		4,370,000	4,370,000
5.875% 5/1/27 (h)		7,115,000	6,972,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (h)		20,419,000	20,310,555
4.908% 7/23/25 (h)		20,419,000	20,278,885
6.484% 10/23/45 (h)		20,419,000	20,709,195
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,490,825
6.875% 6/15/18		2,270,000	1,974,900
9% 12/15/19		9,000,000	8,471,250
10% 1/15/18		4,260,000	3,093,825
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,383,218
Columbus International, Inc. 7.375% 3/30/21 (h)		11,476,000	12,078,490
Comcast Corp.:
3.6% 3/1/24		24,000,000	24,468,240
4.6% 8/15/45		33,362,000	33,903,599
4.95% 6/15/16		2,344,000	2,420,841
6.45% 3/15/37		2,196,000	2,728,947
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,647,550
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,665,985
6.35% 6/1/40		6,392,000	6,613,681
DISH DBS Corp. 5.875% 11/15/24		6,760,000	6,160,050
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (h)		850,000	798,745
4.875% 4/11/22 (h)		565,000	572,063
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	2,418,763
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (n)		$ 6,521,000	$ 7,173,100
MDC Partners, Inc. 6.75% 4/1/20 (h)		4,985,000	4,941,381
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(n)		13,130,000	13,261,300
Midcontinent Communications & Midcontinent Finance Corp. 6.875% 8/15/23 (h)		4,530,000	4,563,975
Myriad International Holding BV 6% 7/18/20 (h)		515,000	551,299
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,007,912
Numericable Group SA:
4.875% 5/15/19 (h)		2,352,000	2,366,700
6% 5/15/22 (h)		5,000,000	5,000,000
6.25% 5/15/24 (h)		1,490,000	1,489,538
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,460,000	1,543,950
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,676,129
3.85% 9/29/24		11,394,000	11,200,929
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,384,549
4.5% 9/15/42		34,498,000	27,566,800
5.5% 9/1/41		12,973,000	11,685,585
5.85% 5/1/17		3,419,000	3,626,913
5.875% 11/15/40		16,544,000	15,610,786
6.55% 5/1/37		38,302,000	38,463,749
6.75% 7/1/18		13,763,000	15,246,927
7.3% 7/1/38		23,728,000	25,119,434
8.25% 4/1/19		24,391,000	28,489,859
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,192,514
6.2% 3/15/40		11,792,000	13,150,391
6.5% 11/15/36		9,243,000	10,649,480
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,250,000	2,126,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (h)		2,750,000	2,688,125
Univision Communications, Inc.:
5.125% 5/15/23 (h)		3,000,000	2,955,000
5.125% 2/15/25 (h)		2,805,000	2,720,850
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,468,913
VTR Finance BV 6.875% 1/15/24 (h)		1,730,000	1,704,050
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (h)(n)		$ 215,000	$ 210,378
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	2,994,750
WMG Acquisition Corp.:
6% 1/15/21 (h)		1,585,000	1,616,700
6.75% 4/15/22 (h)		3,265,000	3,118,075
			564,669,991
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.75% 3/1/23 (h)		2,240,000	2,346,400
JC Penney Corp., Inc.:
5.65% 6/1/20		12,290,000	11,245,350
7.4% 4/1/37		8,835,000	7,001,738
8.125% 10/1/19		6,040,000	6,130,600
			26,724,088
Specialty Retail - 0.0%
Hot Topic, Inc. 9.25% 6/15/21 (h)		4,395,000	4,438,950
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (h)		1,600,000	1,624,000
TOTAL CONSUMER DISCRETIONARY			968,150,899
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,421,950
4.25% 5/1/23		5,205,000	5,236,230
6% 5/1/22		23,545,000	25,958,363
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,297,465
2.75% 4/1/23 (h)		7,651,000	7,322,734
JB y Co. SA de CV 3.75% 5/13/25 (h)		565,000	544,623
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,515,674
			59,297,039
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,776,730
2.25% 12/5/18		8,524,000	8,602,242
2.8% 7/20/20		15,202,000	15,356,133
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Health Corp.: - continued
3.5% 7/20/22		$ 8,944,000	$ 9,137,351
4% 12/5/23		8,525,000	8,881,209
ESAL GmbH 6.25% 2/5/23 (h)		18,310,000	17,806,475
Minerva Luxmbourg SA:
7.75% 1/31/23 (h)		10,040,000	9,814,100
7.75% 1/31/23 (Reg. S)		1,030,000	1,006,825
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,071,644
7.75% 11/15/22		1,300,000	1,345,500
Tesco PLC 5% 3/24/23	GBP	2,500,000	3,830,381
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)		5,155,000	5,129,225
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,760,045
2.7% 11/18/19		8,473,000	8,477,355
3.3% 11/18/21		10,050,000	9,945,229
3.8% 11/18/24		7,676,000	7,499,360
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,160,877
			130,600,681
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,578,239
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,199,750
Gruma S.A.B. de CV 4.875% 12/1/24 (h)		625,000	656,875
JBS Investments GmbH:
7.25% 4/3/24 (h)		13,050,000	13,082,625
7.75% 10/28/20 (h)		6,470,000	6,900,255
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)		1,155,000	1,120,350
5.875% 7/15/24 (h)		6,410,000	6,385,963
7.25% 6/1/21 (h)		2,730,000	2,849,438
8.25% 2/1/20 (h)		1,510,000	1,591,163
Sigma Alimentos SA de CV 6.875% 12/16/19 (h)		575,000	642,563
			40,007,221
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,204,018
4% 1/31/24		6,408,000	6,508,266
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42		$ 9,573,000	$ 8,553,849
4.75% 5/5/21		7,000,000	7,544,733
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (h)		8,743,000	8,702,065
2.95% 7/21/20 (h)		20,000,000	19,854,640
3.75% 7/21/22 (h)		20,300,000	20,101,385
4.25% 7/21/25 (h)		22,467,000	22,263,179
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,402,692
3.25% 6/12/20		6,084,000	6,160,525
3.25% 11/1/22		7,368,000	7,164,687
4% 6/12/22		11,386,000	11,689,517
4.45% 6/12/25		24,787,000	25,442,542
4.75% 11/1/42		31,385,000	29,064,173
5.7% 8/15/35		4,237,000	4,488,326
5.85% 8/15/45		35,690,000	38,564,687
6.15% 9/15/43		4,511,000	4,938,611
6.75% 6/15/17		3,719,000	4,023,471
7.25% 6/15/37		5,056,000	6,079,754
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,894,720
			254,645,840
TOTAL CONSUMER STAPLES			484,550,781
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	10,276,628
5.35% 3/15/20 (h)		8,816,000	8,566,895
5.85% 5/21/43 (h)(n)		6,758,000	5,169,870
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,860,225
5% 10/1/21		7,366,000	7,531,897
6.5% 4/1/20		738,000	819,197
Ensco PLC:
5.2% 3/15/25		7,885,000	7,046,241
5.75% 10/1/44		7,801,000	5,876,688
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,568,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Partners LP/EXLP Finance Corp.: - continued
6% 10/1/22		$ 995,000	$ 791,025
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,353,400
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,704,500
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	1,172,115
5.95% 4/1/25		7,570,000	6,675,294
6.95% 4/1/45		7,307,000	5,913,460
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		2,790,000	2,148,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,195,579
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,051,463
Transocean, Inc.:
3% 10/15/17 (n)		1,000,000	920,000
5.55% 12/15/16 (n)		7,572,000	7,592,823
Unit Corp. 6.625% 5/15/21		2,350,000	2,023,938
			96,257,538
Oil, Gas & Consumable Fuels - 5.8%
Afren PLC:
6.625% 12/9/20 (d)(h)		1,375,000	41,250
10.25% 4/8/19 (Reg. S) (d)		2,075,000	72,625
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8037% 8/1/19 (h)(n)		4,328,000	2,293,840
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	21,411,414
Antero Resources Corp.:
5.125% 12/1/22		5,995,000	5,426,734
5.625% 6/1/23 (h)		1,360,000	1,237,600
Baytex Energy Corp.:
5.125% 6/1/21 (h)		1,065,000	907,380
5.625% 6/1/24 (h)		1,185,000	988,906
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,890,758
2.315% 2/13/20		37,777,000	37,728,230
3.535% 11/4/24		15,450,000	15,302,854
3.814% 2/10/24		11,032,000	11,085,847
4.5% 10/1/20		5,954,000	6,481,542
4.742% 3/11/21		8,800,000	9,631,090
California Resources Corp.:
5% 1/15/20		4,140,000	3,259,422
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
California Resources Corp.: - continued
5.5% 9/15/21		$ 2,195,000	$ 1,701,959
6% 11/15/24		495,000	367,043
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,964,719
3.9% 2/1/25		24,997,000	23,084,380
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,975,000	2,677,500
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,489,912
Chesapeake Energy Corp.:
4.875% 4/15/22		2,500,000	1,812,500
5.75% 3/15/23		2,970,000	2,214,165
6.125% 2/15/21		6,750,000	5,227,065
6.5% 8/15/17		1,280,000	1,222,669
Citgo Holding, Inc. 10.75% 2/15/20 (h)		1,350,000	1,333,125
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		3,145,000	3,050,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (h)		3,149,000	3,140,495
3.3% 6/1/20 (h)		15,490,000	15,452,452
4.5% 6/1/25 (h)		4,707,000	4,486,628
5.8% 6/1/45 (h)		5,906,000	5,653,796
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,275,371
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,528,525
8% 4/1/23 (h)		2,710,000	2,046,050
Consolidated Energy Finance SA 6.75% 10/15/19 (h)		9,367,000	9,248,039
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23 (h)		685,000	619,925
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,597,155
2.7% 4/1/19		14,993,000	13,182,625
3.875% 3/15/23		5,532,000	4,522,438
Denbury Resources, Inc. 5.5% 5/1/22		5,050,000	3,598,125
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	76,000
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,525,829
6.45% 11/3/36 (h)		13,741,000	11,965,759
EDC Finance Ltd. 4.875% 4/17/20 (h)		3,670,000	3,073,625
El Paso Corp. 6.5% 9/15/20		16,140,000	17,808,585
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,236,935
Empresa Nacional de Petroleo 4.375% 10/30/24 (h)		9,045,000	8,805,181
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (h)		$ 4,028,000	$ 3,787,504
3.9% 5/15/24 (h)		4,249,000	3,731,136
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,450,539
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		11,735,000	10,974,689
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	2,055,300
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,957,491
3.75% 2/15/25		9,982,000	9,535,156
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		4,845,000	4,118,250
7.75% 9/1/22		6,075,000	5,589,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		13,400,000	12,998,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	4,258,300
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	951,188
6.875% 5/16/17 (Reg. S)		200,000	200,250
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,935,000	1,881,788
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (h)		4,995,000	4,645,350
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	228,967
Halcon Resources Corp. 8.625% 2/1/20 (h)		7,035,000	6,173,213
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)		1,305,000	1,128,956
5.75% 10/1/25 (h)		2,135,000	1,921,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	712,635
Indo Energy Finance BV 7% 5/7/18 (h)		400,000	256,000
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		5,150,000	3,218,750
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (h)		665,000	528,420
9.125% 7/2/18 (h)		510,000	568,625
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		1,065,000	829,891
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,413,205
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		645,000	557,925
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (n)		5,260,000	2,051,400
6.5% 5/15/19		720,000	307,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 5.125% 3/1/21		$ 10,178,000	$ 11,074,153
Motiva Enterprises LLC 5.75% 1/15/20 (h)		4,187,000	4,594,508
MPLX LP 4% 2/15/25		2,532,000	2,336,256
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,256,438
Noble Energy, Inc.:
5.625% 5/1/21		6,305,000	6,365,024
5.875% 6/1/24		535,000	552,869
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,721,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,630,000	1,365,125
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		4,701,000	2,538,540
Pan American Energy LLC 7.875% 5/7/21 (h)		583,000	591,745
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (h)		2,165,000	2,089,225
Peabody Energy Corp.:
6% 11/15/18		2,155,000	716,538
6.25% 11/15/21		2,765,000	725,813
7.875% 11/1/26		1,790,000	478,825
10% 3/15/22 (h)		2,425,000	970,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,965,000	2,003,318
Petro-Canada 6.05% 5/15/18		3,850,000	4,242,919
Petrobras Global Finance BV:
2.4288% 1/15/19 (n)		3,100,000	2,728,000
2.75% 1/15/18	EUR	4,350,000	4,490,883
3% 1/15/19		4,038,000	3,517,461
3.25% 3/17/17		26,728,000	25,608,097
4.375% 5/20/23		20,096,000	15,789,427
4.875% 3/17/20		26,750,000	23,409,193
5.625% 5/20/43		18,504,000	12,799,217
6.25% 3/17/24		1,200,000	1,050,960
6.85% 6/5/2115		645,000	485,298
7.25% 3/17/44		640,000	515,200
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,186,598
5.375% 1/27/21		44,755,000	39,451,533
5.75% 1/20/20		11,270,000	10,251,530
5.875% 3/1/18		460,000	451,375
6.875% 1/20/40		2,760,000	2,152,745
7.875% 3/15/19		14,017,000	14,126,052
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA:
5.375% 4/12/27		$ 1,775,000	$ 592,850
5.5% 4/12/37		655,000	216,150
8.5% 11/2/17 (h)		14,695,000	10,099,874
9.75% 5/17/35 (h)		3,430,000	1,308,545
12.75% 2/17/22 (h)		1,595,000	743,270
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,771,560
3.5% 7/18/18		14,963,000	15,247,297
3.5% 7/23/20 (h)		13,960,000	13,824,309
3.5% 1/30/23		11,489,000	10,687,642
4.5% 1/23/26 (h)		46,043,000	43,743,152
4.875% 1/24/22		12,142,000	12,324,130
4.875% 1/18/24		13,072,000	13,032,784
5.5% 1/21/21		12,069,000	12,944,003
5.5% 6/27/44 (h)		640,000	553,760
5.5% 6/27/44		22,304,000	19,298,536
5.625% 1/23/46 (h)		36,355,000	32,355,950
6% 3/5/20		6,145,000	6,694,978
6.375% 1/23/45		14,382,000	14,019,574
6.5% 6/2/41		25,567,000	25,567,000
6.625% (h)(i)		5,520,000	5,464,800
8% 5/3/19		8,600,000	9,891,290
Petronas Capital Ltd. 3.5% 3/18/25 (h)		525,000	506,372
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,167,135
4.875% 11/15/44		34,230,000	32,535,410
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,281,173
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,052,325
6.125% 1/15/17		6,185,000	6,564,246
PT Pertamina Persero:
4.875% 5/3/22 (h)		595,000	576,436
5.25% 5/23/21 (h)		815,000	821,113
6% 5/3/42 (h)		395,000	345,625
6.5% 5/27/41 (h)		1,900,000	1,762,250
Rice Energy, Inc.:
6.25% 5/1/22		8,365,000	7,444,850
7.25% 5/1/23 (h)		3,620,000	3,366,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (h)		$ 12,415,000	$ 12,003,753
5.75% 5/15/24		5,045,000	4,931,488
SemGroup Corp. 7.5% 6/15/21		4,750,000	4,702,500
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,686,200
4.375% 5/11/45		20,000,000	19,706,180
Sibur Securities Ltd. 3.914% 1/31/18 (h)		1,870,000	1,764,813
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,788,734
SM Energy Co. 6.5% 11/15/21		1,205,000	1,168,850
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,383,445
4.05% 1/23/20		11,618,000	11,502,970
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	330,949
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,765,411
2.95% 9/25/18		1,960,000	1,980,464
4.6% 6/15/21		2,694,000	2,804,416
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (h)		3,405,000	3,387,975
6.375% 4/1/23 (h)		1,035,000	1,040,175
Teine Energy Ltd. 6.875% 9/30/22 (h)		6,310,000	5,458,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		505,000	506,263
6.25% 10/15/22 (h)		800,000	800,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	9,339,544
4.55% 6/24/24		53,471,000	47,328,145
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,042,567	3,065,386
Western Gas Partners LP 5.375% 6/1/21		16,424,000	17,400,390
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	2,126,050
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,044,150
Whiting Petroleum Corp. 5% 3/15/19		2,070,000	1,852,650
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,438,550
4.3% 3/4/24		8,588,000	8,041,829
WPX Energy, Inc. 7.5% 8/1/20		2,070,000	1,987,987
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
8.5% 7/28/25 (h)		$ 1,660,000	$ 1,556,250
8.75% 4/4/24 (h)		3,215,000	3,086,400
8.875% 12/19/18 (h)		1,610,000	1,660,313
8.875% 12/19/18 (Reg. S)		1,300,000	1,340,625
Zhaikmunai International BV 7.125% 11/13/19 (h)		2,840,000	2,357,200
			1,177,559,754
TOTAL ENERGY			1,273,817,292
FINANCIALS - 18.6%
Banks - 7.4%
Banco Daycoval SA 5.75% 3/19/19 (h)		625,000	608,594
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		697,825	732,716
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	1,434,602
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,570,000	10,543,575
4% 4/14/19 (h)		12,355,000	11,799,025
5.5% 7/12/20 (h)		575,000	567,813
5.75% 9/26/23 (h)		10,860,000	10,208,400
6.369% 6/16/18 (h)		13,435,000	13,720,494
6.5% 6/10/19 (Reg. S)		1,000,000	1,032,000
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (h)		8,770,000	8,827,978
1.375% 9/27/17 (Reg. S)		2,720,000	2,739,764
Bank of America Corp.:
2% 1/11/18		50,000,000	49,990,200
2.25% 4/21/20		87,156,000	85,545,706
2.6% 1/15/19		8,068,000	8,123,903
2.65% 4/1/19		6,430,000	6,482,887
3.3% 1/11/23		31,429,000	30,945,182
3.875% 3/22/17		25,777,000	26,650,608
3.95% 4/21/25		25,000,000	24,173,150
4.1% 7/24/23		11,481,000	11,844,075
4.2% 8/26/24		16,813,000	16,658,909
4.25% 10/22/26		14,724,000	14,476,755
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.65% 5/1/18		$ 8,780,000	$ 9,554,730
5.75% 12/1/17		21,955,000	23,749,997
5.875% 1/5/21		6,530,000	7,432,505
6.5% 8/1/16		9,000,000	9,422,991
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (n)	EUR	3,800,000	4,349,394
10% 7/30/16	EUR	2,350,000	2,796,739
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		1,265,000	1,214,742
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,878,722
6.75% 1/16/23 (n)	GBP	2,250,000	3,718,097
Barclays PLC 2.75% 11/8/19		12,249,000	12,211,273
BBVA Bancomer SA 6.75% 9/30/22 (h)		375,000	406,125
BBVA Colombia SA 4.875% 4/21/25 (h)		390,000	377,910
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,175,412
BPCE SA 5.7% 10/22/23 (h)		6,050,000	6,404,409
Capital One NA 2.95% 7/23/21		18,827,000	18,330,137
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,158,770
1.7% 4/27/18		120,000,000	118,934,520
1.8% 2/5/18		33,287,000	33,132,016
1.85% 11/24/17		33,365,000	33,346,950
2.4% 2/18/20		60,588,000	59,961,762
2.5% 7/29/19		46,387,000	46,340,706
4.05% 7/30/22		5,303,000	5,427,562
4.4% 6/10/25		40,790,000	41,006,269
5.5% 9/13/25		4,478,000	4,862,369
6.125% 5/15/18		3,779,000	4,170,561
Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,577,221
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (n)	EUR	2,700,000	2,883,720
Credit Suisse AG 6% 2/15/18		18,058,000	19,650,716
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (h)		19,455,000	19,338,737
3.75% 3/26/25 (h)		19,450,000	18,816,864
Development Bank of Philippines 8.375% (i)(n)		1,930,000	2,016,142
Discover Bank:
4.2% 8/8/23		7,852,000	7,940,696
7% 4/15/20		2,030,000	2,339,210
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18		$ 798,000	$ 847,756
8.25% 3/1/38		4,667,000	6,607,137
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,312,168
6.25% 4/30/19 (h)		1,100,000	1,115,598
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		2,200,000	2,257,790
7.75% 7/5/17 (Reg. S)		350,000	359,194
GTB Finance BV:
6% 11/8/18 (h)		2,725,000	2,471,575
7.5% 5/19/16 (h)		1,245,000	1,241,888
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	6,693,958
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,198,663
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,071,934
HSBK BV:
7.25% 5/3/17 (h)		2,285,000	2,317,584
7.25% 5/3/17 (Reg. S)		250,000	253,565
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,392,636
Industrial Senior Trust 5.5% 11/1/22 (h)		220,000	208,230
Intesa Sanpaolo SpA:
3.875% 1/16/18		4,140,000	4,250,281
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,715,356
Itau Unibanco Holding SA:
2.85% 5/26/18 (h)		655,000	636,005
5.125% 5/13/23 (Reg. S)		1,100,000	1,001,000
5.5% 8/6/22 (h)		655,000	614,849
6.2% 12/21/21 (Reg. S)		980,000	960,890
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,459,446
2% 8/15/17		11,000,000	11,072,512
2.2% 10/22/19		7,268,000	7,206,091
2.25% 1/23/20		40,000,000	39,478,680
2.35% 1/28/19		6,857,000	6,880,664
3.25% 9/23/22		18,423,000	18,270,771
3.875% 9/10/24		39,644,000	39,008,190
4.125% 12/15/26		50,896,000	50,501,963
4.25% 10/15/20		6,995,000	7,490,169
4.35% 8/15/21		20,267,000	21,634,901
4.5% 1/24/22		22,046,000	23,537,037
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.625% 5/10/21		$ 6,879,000	$ 7,450,033
4.95% 3/25/20		22,079,000	24,197,877
KeyBank NA 5.45% 3/3/16		3,939,000	4,027,143
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		415,000	420,188
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		1,000,000	1,027,780
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,008,067
Regions Bank 6.45% 6/26/37		24,618,000	28,831,888
Regions Financial Corp. 2% 5/15/18		13,127,000	13,056,416
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	64,539,234
6% 12/19/23		25,897,000	27,626,453
6.1% 6/10/23		16,183,000	17,359,763
6.125% 12/15/22		42,557,000	45,842,869
RSHB Capital SA 5.298% 12/27/17 (h)		1,425,000	1,406,874
SB Capital SA 5.5% 2/26/24 (h)(n)		2,285,000	1,841,002
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (h)		980,000	975,100
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (h)(n)		645,000	617,007
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,154,735
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,134,878
3.676% 6/15/16		4,301,000	4,398,693
4.48% 1/16/24		4,804,000	5,009,525
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,000,640
Zenith Bank PLC 6.25% 4/22/19 (h)		3,070,000	2,778,350
			1,508,807,306
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,163,187
4.25% 2/15/24		12,758,000	13,246,925
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		8,620,000	9,029,450
Deutsche Bank AG 4.5% 4/1/25		48,248,000	46,654,899
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,591,288
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,923,815
2.55% 10/23/19		33,080,000	33,142,157
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.625% 1/31/19		$ 50,400,000	$ 50,909,191
2.9% 7/19/18		17,494,000	17,884,624
3.75% 5/22/25		40,000,000	39,796,760
5.25% 7/27/21		17,105,000	19,015,492
5.625% 1/15/17		3,200,000	3,359,987
5.95% 1/18/18		4,975,000	5,427,536
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,674,853
6.85% 6/15/17		1,263,000	1,367,037
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,952,508
2.125% 4/25/18		12,586,000	12,630,227
2.375% 7/23/19		26,932,000	26,909,458
2.8% 6/16/20		30,000,000	30,096,810
3.7% 10/23/24		24,714,000	24,666,623
4% 7/23/25		21,522,000	21,940,022
4.35% 9/8/26		30,000,000	29,929,590
4.875% 11/1/22		26,240,000	27,761,868
5% 11/24/25		3,189,000	3,353,425
5.45% 1/9/17		13,970,000	14,696,007
5.5% 1/26/20		88,000,000	97,921,032
5.625% 9/23/19		12,714,000	14,132,437
5.75% 1/25/21		19,879,000	22,522,668
6.625% 4/1/18		16,118,000	17,962,286
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,582,946
1.8% 3/26/18		24,142,000	24,057,165
			746,302,273
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,047,688
4.5% 5/15/21		2,800,000	2,845,500
4.625% 7/1/22		2,685,000	2,705,138
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,448,045
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		840,000	851,550
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,225,710
3.95% 11/6/24		9,738,000	9,366,057
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22		$ 12,545,000	$ 13,232,203
6.45% 6/12/17		10,366,000	11,211,565
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,194,279
1.7% 5/9/16		19,473,000	19,518,431
1.724% 12/6/17		18,742,000	18,570,567
2.24% 6/15/18		19,162,000	19,062,128
2.597% 11/4/19		40,209,000	39,630,392
2.875% 10/1/18		13,000,000	13,100,217
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,270,302
4.625% 1/7/21		19,476,000	21,380,207
4.65% 10/17/21		5,377,000	5,910,216
5.625% 9/15/17		5,858,000	6,335,445
5.625% 5/1/18		25,000,000	27,480,675
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,558,097
1.625% 10/2/15 (h)		4,565,000	4,565,278
1.875% 8/9/16 (h)		2,974,000	2,987,440
2.125% 10/2/17 (h)		18,524,000	18,576,905
2.875% 8/9/18 (h)		5,276,000	5,382,401
Navient Corp.:
5% 10/26/20		915,000	814,350
5.875% 3/25/21		3,215,000	2,885,463
5.875% 10/25/24		8,775,000	7,414,875
SLM Corp.:
4.875% 6/17/19		2,160,000	2,019,600
5.5% 1/15/19		2,025,000	1,933,875
5.5% 1/25/23		6,135,000	5,168,738
6.125% 3/25/24		4,280,000	3,638,000
8% 3/25/20		395,000	399,938
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,326,781
3% 8/15/19		4,907,000	4,914,596
3.75% 8/15/21		7,409,000	7,347,720
4.25% 8/15/24		7,458,000	7,335,607
			360,655,979
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25		$ 14,325,000	$ 13,660,492
3.875% 8/15/22		11,641,000	11,575,170
Cimpor Financial Operations BV 5.75% 7/17/24 (h)		850,000	633,250
CNH Industrial Capital LLC 3.875% 7/16/18 (h)		3,170,000	3,158,113
Deutsche Boerse AG 2.75% 2/5/41 (Reg. S) (n)	EUR	1,200,000	1,353,002
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		1,665,000	1,686,645
5.875% 2/1/22		18,611,000	18,801,763
6% 8/1/20		4,745,000	4,898,121
ILFC E-Capital Trust I 4.69% 12/21/65 (h)(n)		10,340,000	9,784,225
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(n)		4,765,000	4,508,881
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,972,186
MSCI, Inc. 5.75% 8/15/25 (h)		3,010,000	3,070,200
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	737,488
7.75% 1/27/18		1,300,000	1,231,750
			104,071,286
Insurance - 1.8%
AIA Group Ltd. 2.25% 3/11/19 (h)		2,566,000	2,553,404
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (h)		5,405,000	5,256,363
Allianz SE 2.241% 7/7/45 (Reg. S) (n)	EUR	2,900,000	2,949,134
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,441,746
3.875% 1/15/35		19,041,000	17,244,063
4.875% 6/1/22		3,590,000	3,914,432
5.6% 10/18/16		10,702,000	11,210,923
Aon Corp.:
3.125% 5/27/16		11,274,000	11,454,440
3.5% 9/30/15		4,451,000	4,459,212
5% 9/30/20		3,854,000	4,242,892
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (n)		4,900,000	5,060,112
Assicurazioni Generali SpA 7.75% 12/12/42 (n)	EUR	4,400,000	6,026,565
Aviva PLC 6.625% 6/3/41 (n)	GBP	4,150,000	6,904,102
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,904,922
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)		1,859,000	1,896,180
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 16,418,923
5.375% 3/15/17		194,000	204,723
Liberty Mutual Group, Inc. 5% 6/1/21 (h)		12,644,000	13,716,110
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,763,472
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (h)		30,523,000	27,679,050
5.375% 12/1/41 (h)		3,840,000	4,261,951
MetLife, Inc.:
1.903% 12/15/17 (n)		2,987,000	3,001,526
3.048% 12/15/22 (n)		12,433,000	12,183,283
4.368% 9/15/23		9,625,000	10,189,766
4.75% 2/8/21		4,032,000	4,432,636
6.75% 6/1/16		7,610,000	7,934,218
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,701,972
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,587,270
Pacific LifeCorp:
5.125% 1/30/43 (h)		19,436,000	19,925,010
6% 2/10/20 (h)		12,654,000	14,237,851
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,639,323
4.5% 11/16/21		6,390,000	6,972,640
5.375% 5/15/45 (n)		17,492,000	17,300,638
6.2% 11/15/40		4,318,000	5,117,758
7.375% 6/15/19		3,230,000	3,790,327
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,534,809
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (h)		18,083,000	18,510,356
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (h)		4,172,000	4,196,594
4.125% 11/1/24 (h)		6,048,000	6,106,732
Unum Group:
5.625% 9/15/20		8,386,000	9,383,699
5.75% 8/15/42		16,937,000	18,844,428
7.125% 9/30/16		587,000	621,415
			361,774,970
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,853,112
4.6% 4/1/22		4,025,000	4,174,939
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23		$ 3,491,000	$ 3,390,438
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,200,230
4.2% 12/15/23		12,000,000	12,529,692
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,806,966
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,356,471
4.25% 1/15/24		9,191,000	9,500,268
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,325,598
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (h)		1,455,000	1,324,050
Corporate Office Properties LP 5% 7/1/25		8,095,000	7,900,987
DDR Corp.:
3.625% 2/1/25		7,690,000	7,227,646
4.625% 7/15/22		10,758,000	11,185,846
4.75% 4/15/18		11,273,000	11,914,682
7.5% 4/1/17		5,574,000	6,039,022
7.875% 9/1/20		323,000	392,813
9.625% 3/15/16		3,691,000	3,852,179
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,168,396
3.75% 12/1/24		5,408,000	5,265,040
3.875% 10/15/22		11,543,000	11,638,461
4.375% 6/15/22		7,323,000	7,576,918
5.95% 2/15/17		102,000	108,357
6.5% 1/15/18		3,795,000	4,175,475
6.75% 3/15/20		10,379,000	12,023,532
8.25% 8/15/19		75,000	90,575
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,029,066
6% 9/15/17		1,212,000	1,308,027
6.25% 1/15/17		1,027,000	1,087,078
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,791,500
4.625% 12/15/21		17,159,000	18,535,461
4.75% 7/15/20		7,700,000	8,404,450
5.375% 8/1/16		2,768,000	2,873,079
5.75% 6/15/17		14,407,000	15,447,027
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,848,691
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc. 3.75% 2/1/16		$ 6,084,000	$ 6,151,356
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,157,985
4.7% 9/15/17		1,538,000	1,622,252
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	650,684
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,291,660
6.65% 1/15/18		867,000	931,770
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,638,463
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,572,774
4.5% 4/1/27 (h)		45,578,000	43,784,460
4.95% 4/1/24		3,875,000	3,987,673
5.875% 3/15/24		290,000	305,225
6.75% 10/15/22		345,000	357,938
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,289,544
5% 12/15/23		2,030,000	2,139,920
Senior Housing Properties Trust 6.75% 4/15/20		250,000	278,757
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,721,101
The GEO Group, Inc. 5.875% 1/15/22		2,285,000	2,376,400
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,670,616
WP Carey, Inc. 4% 2/1/25		21,616,000	20,894,393
			348,169,043
Real Estate Management & Development - 1.7%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,527,428
3.85% 4/15/16		16,284,000	16,495,024
4.25% 7/15/22		5,809,000	5,923,693
6.125% 4/15/20		3,429,000	3,859,751
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,544,130
4.1% 10/1/24		15,881,000	15,800,452
4.55% 10/1/29		15,881,000	15,422,309
4.95% 4/15/18		12,690,000	13,476,184
5.7% 5/1/17		7,049,000	7,453,493
6% 4/1/16		2,699,000	2,766,613
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,398,138
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,043,919
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	386,217
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Deutsche Annington Finance BV 5% 10/2/23 (h)		$ 3,750,000	$ 3,987,863
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,381,153
5.25% 3/15/21		5,708,000	6,213,580
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	8,807,123
5.5% 3/15/17		3,597,000	3,794,058
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	156,208
6% 11/1/20		105,000	108,621
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,121,488
Hunt Companies, Inc. 9.625% 3/1/21 (h)		870,000	835,200
Inmobiliaria Colonial SA 1.863% 6/5/19 (Reg. S)	EUR	2,900,000	3,248,052
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,675
11.5% 7/20/20 (Reg. S)		5,000	5,550
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,326,943
4.125% 6/15/22		6,280,000	6,419,812
4.4% 2/15/24		13,017,000	13,390,015
4.75% 10/1/20		11,282,000	12,170,300
5.5% 12/15/16		1,891,000	1,979,036
6.625% 10/1/17		4,835,000	5,292,923
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,251,813
3.15% 5/15/23		14,735,000	13,078,447
4.5% 4/18/22		4,072,000	4,058,485
5.8% 1/15/16		10,000,000	10,147,530
7.75% 8/15/19		700,000	806,132
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,274,632
6.05% 9/1/16		2,000,000	2,086,998
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,500,114
Prime Property Funding, Inc. 5.7% 4/15/17 (h)		4,546,000	4,757,194
Realogy Corp. 7.625% 1/15/20 (h)		981,000	1,031,276
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		235,000	236,469
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,300,911
Regency Centers LP 5.875% 6/15/17		2,874,000	3,085,276
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24		$ 10,161,000	$ 9,927,795
3.875% 12/1/23		4,812,000	4,777,002
6.125% 6/1/20		14,318,000	16,277,604
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,668,947
3.5% 2/1/25		4,631,000	4,380,296
3.75% 5/1/24		20,000,000	19,579,180
4.125% 1/15/26		5,557,000	5,501,135
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,073,015
4% 4/30/19		3,747,000	3,918,234
4.25% 3/1/22		300,000	311,040
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,393,462
			345,822,938
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		362	12,138
TOTAL FINANCIALS			3,775,615,933
HEALTH CARE - 2.6%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (h)		845,000	865,069
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,821,278
2.2% 5/22/19		14,136,000	14,023,986
			29,710,333
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,538,737
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (h)(j)		1,220,000	1,241,350
Hologic, Inc. 5.25% 7/15/22 (h)		1,620,000	1,650,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (h)		655,000	650,088
			8,080,550
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,914,945
Community Health Systems, Inc. 6.875% 2/1/22		5,375,000	5,712,604
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,451,148
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
3.75% 3/15/19		$ 18,722,000	$ 18,815,610
4.25% 10/15/19		7,590,000	7,741,800
4.75% 5/1/23		595,000	603,175
5.875% 3/15/22		715,000	777,563
6.5% 2/15/20		30,303,000	33,484,815
HealthSouth Corp.:
5.125% 3/15/23		860,000	851,400
5.75% 11/1/24 (h)		1,035,000	1,049,387
5.75% 11/1/24		1,155,000	1,171,055
Kindred Escrow Corp. II:
8% 1/15/20 (h)		3,740,000	4,097,638
8.75% 1/15/23 (h)		9,820,000	10,998,400
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,176,734
4.125% 9/15/20		7,486,000	7,909,753
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	517,500
5.5% 2/1/21		5,400,000	5,643,000
Tenet Healthcare Corp.:
3.7861% 6/15/20 (h)(n)		1,550,000	1,558,525
5% 3/1/19		2,285,000	2,280,978
6% 10/1/20		605,000	647,350
6.75% 6/15/23		2,530,000	2,605,900
6.875% 11/15/31		130,000	120,250
8.125% 4/1/22		16,575,000	18,356,813
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,309,437
2.875% 3/15/23		16,114,000	15,682,467
3.35% 7/15/22		6,192,000	6,333,648
3.75% 7/15/25		19,000,000	19,448,913
4.625% 7/15/35		12,193,000	12,717,835
4.75% 7/15/45		20,331,000	21,277,306
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,239,174
			238,495,123
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (h)		1,345,000	1,324,825
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,089,557
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19		$ 1,959,000	$ 1,954,390
4.15% 2/1/24		3,010,000	3,067,094
			8,111,041
Pharmaceuticals - 1.2%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,497,409
2.9% 11/6/22		13,855,000	13,364,824
3.6% 5/14/25		24,114,000	23,711,682
4.5% 5/14/35		23,238,000	22,197,031
4.7% 5/14/45		23,197,000	22,539,759
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,713,089
3.45% 3/15/22		18,597,000	18,189,819
3.8% 3/15/25		27,765,000	26,897,316
4.75% 3/15/45		10,716,000	9,820,850
Bayer AG 2.375% 4/2/75 (Reg. S) (n)	EUR	2,450,000	2,622,251
Bayer U.S. Finance LLC:
2.375% 10/8/19 (h)		10,323,000	10,366,501
3% 10/8/21 (h)		7,536,000	7,547,063
3.375% 10/8/24 (h)		3,362,000	3,335,417
Endo Finance LLC 5.375% 1/15/23 (h)		1,530,000	1,541,475
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (h)		1,885,000	1,960,400
6% 2/1/25 (h)		3,680,000	3,781,200
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,595,562
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,034
2.3% 11/8/18		3,161,000	3,153,107
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,567,458
3.9% 12/15/24		5,449,000	5,278,446
4.9% 12/15/44		2,390,000	2,267,522
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)		4,015,000	4,085,263
5.875% 5/15/23 (h)		3,240,000	3,304,800
6.125% 4/15/25 (h)		5,460,000	5,623,800
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,738,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18		$ 2,006,000	$ 1,993,180
3.25% 2/1/23		4,892,000	4,638,815
			240,268,873
TOTAL HEALTH CARE			525,990,745
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (h)		9,122,000	9,152,933
6.375% 6/1/19 (h)		8,071,000	9,151,207
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		7,620,000	7,315,200
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,440,080
6% 7/15/22		2,885,000	2,842,158
6.5% 5/15/25 (h)		1,355,000	1,332,981
			34,234,559
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,519,791
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (h)		3,225,000	3,118,660
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,293,850
American Airlines Group, Inc.:
4.625% 3/1/20 (h)		2,670,000	2,623,275
5.5% 10/1/19 (h)		8,970,000	9,183,038
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (h)		207,953	214,191
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		234,393	256,660
6.125% 4/29/18		240,000	249,000
6.648% 3/15/19		945,121	971,111
6.9% 7/2/19		381,986	398,449
9.25% 5/10/17		1,325,326	1,441,292
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,533,938
6.75% 5/23/17		1,515,000	1,533,938
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	927,444
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,711,125
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 323,913	$ 335,250
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,366,062	1,448,025
8.36% 1/20/19		837,230	896,883
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		631,364	669,246
12% 1/15/16 (h)		157,666	163,973
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,713,750
6.375% 6/1/18		140,000	146,475
			36,349,364
Building Products - 0.0%
Building Materials Corp. of America 5.375% 11/15/24 (h)		3,095,000	3,095,000
USG Corp. 5.5% 3/1/25 (h)		3,175,000	3,159,125
			6,254,125
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,636,809
4.125% 4/15/19		2,860,000	2,902,900
4.125% 6/15/23		5,040,000	4,624,200
5.25% 3/15/20		2,035,000	2,080,788
6.25% 10/15/21		2,065,000	2,132,113
APX Group, Inc.:
6.375% 12/1/19		12,550,000	12,189,188
8.75% 12/1/20		13,055,000	11,455,763
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		5,020,000	4,492,900
Cenveo Corp. 6% 8/1/19 (h)		325,000	273,813
Garda World Security Corp.:
7.25% 11/15/21 (h)		8,485,000	7,933,475
7.25% 11/15/21 (h)		400,000	374,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,232,000
7% 2/15/22		660,000	646,800
			59,579,749
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (h)		$ 2,595,000	$ 1,518,075
Cementos Progreso Trust 7.125% 11/6/23 (h)		570,000	609,900
Odebrecht Finance Ltd. 4.375% 4/25/25 (h)		650,000	427,375
			2,555,350
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (n)		1,920,000	1,718,400
Sensata Technologies BV 5% 10/1/25 (h)		2,285,000	2,216,450
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	6,500,000	6,903,018
			10,837,868
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (h)		450,000	462,375
General Electric Co. 5.25% 12/6/17		17,730,000	19,154,286
			19,616,661
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		1,340,000	1,266,300
Schaeffler Finance BV 4.75% 5/15/21 (h)		1,540,000	1,514,020
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,677,900
			4,458,220
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		4,350,000	4,154,250
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		8,910,000	7,395,300
8.125% 2/15/19		2,885,000	2,293,575
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		885,000	816,413
			14,659,538
Professional Services - 0.0%
IHS, Inc. 5% 11/1/22		2,895,000	2,927,569
Road & Rail - 0.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,004,464
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,646,759
JSC Georgian Railway 7.75% 7/11/22 (h)		650,000	670,313
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (h)		570,000	571,140
OPE KAG Finance Sub, Inc. 7.875% 7/31/23 (h)		5,045,000	5,145,900
			12,038,576
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		$ 7,271,000	$ 7,198,290
2.625% 9/4/18		16,438,000	16,396,116
3.75% 2/1/22		16,396,000	16,384,998
3.875% 4/1/21		14,814,000	14,962,140
4.25% 9/15/24		12,030,000	11,894,663
4.75% 3/1/20		11,796,000	12,489,369
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,610,438
6.25% 12/1/19		830,000	900,550
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,861,488
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,726,000
6.75% 12/15/20		2,795,000	2,878,850
International Lease Finance Corp. 4.625% 4/15/21		955,000	971,713
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,548,751
United Rentals North America, Inc. 5.5% 7/15/25		1,045,000	1,008,425
			96,831,791
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,566,180	1,650,362
10.75% 12/1/20 (Reg. S)		87,780	92,498
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,134,168
			5,877,028
TOTAL INDUSTRIALS			306,220,398
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		5,575,000	5,951,313
8.875% 1/1/20 (h)		1,970,000	2,138,681
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		2,070,000	2,070,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,365,650
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 15,450,000	$ 16,154,829
6.5% 1/15/28		4,782,000	4,973,280
			32,653,753
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,658,213
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,255,072
6.55% 10/1/17		1,383,000	1,517,607
			8,430,892
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)		3,200,000	3,124,672
6.125% 11/1/23 (h)		2,290,000	2,269,711
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	3,700,000	4,264,153
Global Cash Access, Inc. 10% 1/15/22 (h)		5,220,000	4,932,900
			14,591,436
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,819,623
Micron Technology, Inc.:
5.25% 8/1/23 (h)		5,285,000	4,928,263
5.25% 1/15/24 (h)		5,165,000	4,790,538
5.625% 1/15/26 (h)		2,165,000	1,964,738
5.875% 2/15/22		2,310,000	2,275,350
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		600,000	603,000
			19,381,512
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)		6,820,000	6,833,640
Italics Merger Sub, Inc. 7.125% 7/15/23 (h)		2,715,000	2,626,192
Nuance Communications, Inc. 5.375% 8/15/20 (h)		3,315,000	3,321,232
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (h)		1,175,000	1,211,660
			13,992,724
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3.2% 5/13/25		$ 20,000,000	$ 19,879,440
4.375% 5/13/45		20,000,000	19,768,580
			39,648,020
TOTAL INFORMATION TECHNOLOGY			128,698,337
MATERIALS - 1.4%
Chemicals - 0.2%
Braskem Finance Ltd.:
5.375% 5/2/22 (h)		735,000	643,125
5.75% 4/15/21 (h)		430,000	389,150
6.45% 2/3/24		455,000	412,867
Evolution Escrow Issuer LLC 7.5% 3/15/22 (h)		4,150,000	3,340,750
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,062,913
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,182,938
OCP SA 5.625% 4/25/24 (h)		390,000	399,828
Platform Specialty Products Corp. 6.5% 2/1/22 (h)		2,210,000	2,140,009
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		1,755,000	1,640,925
8.25% 1/15/21 (h)		865,000	817,425
The Chemours Company LLC 6.625% 5/15/23 (h)		4,065,000	3,536,550
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,337,794
4.25% 11/15/20		5,898,000	6,249,975
			35,154,249
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (h)		1,670,000	1,586,500
9.375% 10/12/22 (h)		710,000	793,425
CEMEX S.A.B. de CV:
6.125% 5/5/25 (h)		5,695,000	5,438,725
6.5% 12/10/19 (h)		4,195,000	4,257,925
Union Andina de Cementos SAA 5.875% 10/30/21 (h)		635,000	631,635
			12,708,210
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(n)		14,962,327	15,512,816
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (h)(n)		$ 7,335,000	$ 7,188,300
7% 11/15/20 (h)		2,655,000	2,681,550
Ball Corp. 5.25% 7/1/25		4,920,000	4,895,400
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (h)		2,190,000	2,179,050
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		1,355,000	1,178,850
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		2,345,000	2,295,169
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (h)		2,290,000	2,330,075
6.375% 8/15/25 (h)		2,290,000	2,341,525
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)		6,885,000	7,057,125
			47,659,860
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	9,754,920
Alrosa Finance SA 7.75% 11/3/20 (h)		700,000	722,645
Anglo American Capital PLC:
3.625% 5/14/20 (h)		29,122,000	27,689,052
4.875% 5/14/25 (h)		29,080,000	26,226,525
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		230,000	196,650
Compania Minera Ares SAC 7.75% 1/23/21 (h)		860,000	826,460
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,527,715
4.875% 11/4/44 (h)		5,532,000	4,903,244
CSN Resources SA 6.5% 7/21/20 (h)		500,000	307,500
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,030,000	1,768,638
9.5% 4/24/18 (Reg. S)		3,100,000	3,162,000
Ferrexpo Finance PLC 10.375% 4/7/19 (h)		2,347,000	1,936,275
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		8,075,000	5,773,625
7.25% 5/15/22 (h)		3,745,000	2,612,138
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,087,030
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		460,000	429,640
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		2,530,000	2,150,500
4.875% 10/7/20 (Reg. S)		200,000	170,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
GTL Trade Finance, Inc. 5.893% 4/29/24 (h)		$ 1,025,000	$ 893,493
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		2,460,000	1,949,550
Lundin Mining Corp.:
7.5% 11/1/20 (h)		4,430,000	4,374,625
7.875% 11/1/22 (h)		6,840,000	6,737,400
Metalloinvest Finance Ltd. 5.625% 4/17/20 (h)		1,440,000	1,314,101
Metinvest BV:
8.75% 2/14/18 (Reg. S)		400,000	224,000
10.5% 11/28/17 (h)		3,575,000	2,073,500
Murray Energy Corp. 11.25% 4/15/21 (h)		9,760,000	4,514,000
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,081,350
Nord Gold NV 6.375% 5/7/18 (h)		1,660,000	1,630,950
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		3,110,000	2,938,950
5.625% 4/29/20 (Reg. S)		200,000	189,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,086,804
Samarco Mineracao SA 5.75% 10/24/23 (h)		655,000	613,080
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (h)		1,600,000	1,544,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	508,784
7.5% 7/27/35		910,000	942,178
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,755,425
5.5% 10/1/24		4,070,000	3,952,988
6.125% 8/15/19		2,683,000	2,780,259
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,839,227
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,127,600
6.25% 1/11/16		5,000,000	5,070,000
6.25% 1/23/17		5,581,000	5,796,817
6.875% 11/21/36		640,000	544,640
Vedanta Resources PLC 6% 1/31/19 (h)		1,090,000	945,575
			192,672,853
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			288,195,172
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
Altice Financing SA:
6.5% 1/15/22 (h)		$ 1,865,000	$ 1,869,663
6.625% 2/15/23 (h)		2,780,000	2,766,100
7.875% 12/15/19 (h)		272,000	284,240
Altice Finco SA:
7.625% 2/15/25 (h)		2,720,000	2,665,600
8.125% 1/15/24 (h)		1,000,000	1,010,000
9.875% 12/15/20 (h)		6,135,000	6,733,163
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,187,407
3% 6/30/22		29,259,000	28,079,570
3.4% 5/15/25		39,520,000	37,617,626
4.75% 5/15/46		31,335,000	28,570,344
4.8% 6/15/44		15,000,000	13,777,905
6.3% 1/15/38		16,665,000	18,177,365
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,413
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,535,360
6.15% 9/15/19		6,992,000	7,324,120
Embarq Corp.:
7.082% 6/1/16		8,346,000	8,625,174
7.995% 6/1/36		4,717,000	4,988,228
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,775,000	2,913,750
GCI, Inc. 6.875% 4/15/25		5,080,000	5,219,700
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,022,975
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)		3,245,000	3,163,875
5.375% 8/15/22		6,925,000	6,949,515
5.375% 5/1/25 (h)		1,080,000	1,043,550
Qtel International Finance Ltd. 5% 10/19/25 (h)		645,000	696,781
Sable International Finance Ltd. 6.875% 8/1/22 (h)		1,340,000	1,353,400
Sprint Capital Corp.:
6.875% 11/15/28		23,495,000	20,205,700
8.75% 3/15/32		3,305,000	3,127,356
TDC A/S 3.5% 2/26/3015 (Reg. S) (n)	EUR	1,550,000	1,669,585
Telecom Italia Capital SA 6% 9/30/34		1,350,000	1,323,000
Telecom Italia SpA 5.303% 5/30/24 (h)		1,350,000	1,360,125
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		590,000	594,425
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.35% 6/9/17		$ 20,956,000	$ 20,887,600
2.625% 2/21/20		21,379,000	21,388,107
4.5% 9/15/20		36,000,000	38,720,880
5.012% 8/21/54		55,038,000	50,205,113
6.25% 4/1/37		2,348,000	2,631,364
6.4% 9/15/33		10,915,000	12,445,709
6.55% 9/15/43		54,849,000	64,763,725
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		3,205,000	3,229,038
7.375% 4/23/21 (h)		10,860,000	11,104,350
			454,276,201
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,149,811
3.125% 7/16/22		9,218,000	9,036,498
Comcel Trust 6.875% 2/6/24 (h)		560,000	575,400
Digicel Group Ltd.:
6% 4/15/21 (h)		9,220,000	8,443,768
6.75% 3/1/23 (h)		2,795,000	2,564,413
7% 2/15/20 (h)		425,000	422,875
7.125% 4/1/22 (h)		1,885,000	1,642,306
8.25% 9/30/20 (h)		9,040,000	8,362,000
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	850,000	1,384,160
Intelsat Jackson Holdings SA:
5.5% 8/1/23		1,490,000	1,311,200
7.25% 10/15/20		1,810,000	1,739,863
Millicom International Cellular SA:
4.75% 5/22/20 (h)		650,000	622,375
6% 3/15/25 (h)		6,675,000	6,307,875
6.625% 10/15/21 (h)		1,450,000	1,443,475
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,680,000	2,832,674
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		4,200,000	4,215,750
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,332,488
Sprint Corp.:
7.625% 2/15/25		5,395,000	5,034,209
7.875% 9/15/23		9,220,000	8,862,725
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,139,129
6.375% 3/1/25		9,470,000	9,678,340
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 1,520,000	$ 1,563,700
6.5% 1/15/24		3,045,000	3,128,738
6.625% 4/1/23		4,145,000	4,323,235
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	472,800
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	689,619
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,260,000	4,223,603
			113,503,029
TOTAL TELECOMMUNICATION SERVICES			567,779,230
UTILITIES - 3.1%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,707,894
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,196,167
2.95% 12/15/22		4,935,000	4,766,134
American Transmission Systems, Inc. 5% 9/1/44 (h)		2,638,000	2,696,015
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,257,690
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,900,562
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,746,145
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		29,344,000	33,330,529
6.4% 9/15/20 (h)		25,897,000	29,651,314
Edison International 3.75% 9/15/17		6,674,000	6,951,291
Eversource Energy:
1.45% 5/1/18		3,325,000	3,281,659
2.8% 5/1/23		15,104,000	14,481,036
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,310,802
2.85% 6/15/20		4,888,000	4,877,168
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,513,616
4.25% 3/15/23		31,243,000	31,304,080
7.375% 11/15/31		24,589,000	29,595,320
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,966,892
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 3.45% 7/15/20 (h)		$ 27,495,000	$ 27,013,838
Lamar Funding Ltd. 3.958% 5/7/25 (h)		565,000	528,981
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,388,226
3.75% 11/15/20		1,450,000	1,519,207
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,081,522
Nevada Power Co. 6.5% 5/15/18		790,000	883,546
NSG Holdings II, LLC 7.75% 12/15/25 (h)		9,494,717	10,467,926
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,054,467
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	828,168
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,056,189
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,074,868
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,849,721
RJS Power Holdings LLC 5.125% 7/15/19 (h)		8,575,000	8,103,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,600,240
5.15% 3/15/20		3,761,000	4,107,110
			341,091,698
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	984,532
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,407
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,729,213
			5,180,152
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.375% 1/15/23		4,730,000	4,563,031
5.75% 1/15/25		910,000	881,563
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	19,475,000
7.25% 10/15/21		21,425,000	22,094,531
Dynegy, Inc.:
6.75% 11/1/19		6,850,000	7,102,594
7.375% 11/1/22		8,135,000	8,419,725
7.625% 11/1/24		14,025,000	14,597,220
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	666,250
NRG Energy, Inc.:
6.25% 7/15/22		8,395,000	8,185,125
6.25% 5/1/24		8,475,000	8,051,250
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
PPL Energy Supply LLC 6.5% 6/1/25 (h)		$ 1,180,000	$ 1,094,450
TerraForm Power Operating LLC:
5.875% 2/1/23 (h)		1,595,000	1,515,250
6.125% 6/15/25 (h)		500,000	471,250
The AES Corp.:
4.875% 5/15/23		3,775,000	3,510,750
7.375% 7/1/21		1,515,000	1,632,413
			102,260,402
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5818% 9/30/66 (n)		35,229,000	30,674,771
7.5% 6/30/66 (n)		10,345,000	9,219,981
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,719,221
2% 11/15/18		12,172,000	12,142,860
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,572,589
5.45% 9/15/20		11,473,000	12,834,845
5.8% 2/1/42		6,336,000	7,204,114
5.95% 6/15/41		11,832,000	13,708,271
6.4% 3/15/18		1,228,000	1,364,078
6.8% 1/15/19		6,774,000	7,729,059
PG&E Corp. 2.4% 3/1/19		1,683,000	1,688,160
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,789,705
6.5% 12/15/20		5,125,000	6,015,069
RWE AG 7% 10/12/72 (Reg. S) (n)		2,700,000	2,808,000
Sempra Energy:
2.3% 4/1/17		14,116,000	14,290,798
2.875% 10/1/22		5,760,000	5,520,286
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,926,464
Wisconsin Energy Corp. 6.25% 5/15/67 (n)		3,860,000	3,343,725
			178,551,996
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (n)	GBP	3,500,000	$ 5,681,512
TOTAL UTILITIES			632,765,760
TOTAL NONCONVERTIBLE BONDS (Cost $9,021,912,936)			8,951,784,547
U.S. Government and Government Agency Obligations - 19.0%

U.S. Treasury Inflation-Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		202,680,000	182,320,864
1.375% 2/15/44		135,651,571	142,485,411
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		166,092,620	159,512,508
0.25% 1/15/25		75,564,750	72,857,924
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			557,176,707
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
2.5% 2/15/45		200,000	181,130
2.875% 8/15/45		101,360,000	99,736,618
3% 5/15/45		650,487,000	655,094,399
4.375% 2/15/38		430,000	543,726
U.S. Treasury Notes:
0.5% 1/31/17 (k)		5,510,000	5,503,614
0.5% 2/28/17		1,450,000	1,447,677
1.125% 6/15/18		836,229,000	838,265,138
1.25% 10/31/18		616,376,000	618,214,033
1.375% 7/31/18		50,772,000	51,210,315
1.375% 4/30/20		18,176,000	18,062,873
1.625% 6/30/20		48,699,000	48,890,484
1.625% 7/31/20		5,593,000	5,611,641
2% 2/15/25		1,140,000	1,118,744
2% 8/15/25 (g)		115,730,000	113,517,821
2.125% 5/15/25		704,209,000	697,900,696
2.25% 11/15/24		50,000,000	50,199,200
U.S. Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/15/24		$ 76,723,000	$ 77,941,745
2.5% 5/15/24		3,700,000	3,802,231
TOTAL U.S. TREASURY OBLIGATIONS			3,287,242,085
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,870,084,540)			3,844,418,792
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 8.1%
1.75% 10/1/34 (n)		4,028	4,199
1.85% 10/1/33 (n)		3,169	3,297
1.88% 1/1/35 (n)		3,093	3,223
1.88% 1/1/35 (n)		309,395	324,512
1.885% 2/1/33 (n)		1,792	1,865
1.91% 12/1/34 (n)		57,465	59,952
1.91% 3/1/35 (n)		27,587	28,790
1.931% 10/1/33 (n)		19,545	20,396
1.94% 7/1/35 (n)		20,411	21,481
2.05% 3/1/35 (n)		5,168	5,346
2.06% 1/1/35 (n)		215,423	228,417
2.07% 4/1/37 (n)		97,606	102,683
2.09% 10/1/33 (n)		489,320	519,030
2.115% 12/1/34 (n)		12,487	13,147
2.141% 9/1/36 (n)		79,534	85,139
2.143% 9/1/36 (n)		102,393	109,609
2.19% 3/1/37 (n)		25,716	27,259
2.194% 7/1/34 (n)		35,633	37,737
2.243% 3/1/33 (n)		101,377	106,975
2.251% 5/1/35 (n)		258,113	274,011
2.273% 3/1/40 (n)		471,571	503,592
2.278% 6/1/47 (n)		144,202	154,364
2.302% 6/1/36 (n)		168,324	179,765
2.31% 12/1/39 (n)		238,411	255,212
2.317% 5/1/36 (n)		180,101	190,491
2.334% 7/1/35 (n)		119,463	126,919
2.335% 9/1/35 (n)		129,423	138,543
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
2.36% 11/1/36 (n)		$ 105,469	$ 112,259
2.375% 2/1/36 (n)		412,275	439,592
2.421% 10/1/33 (n)		106,225	113,711
2.444% 6/1/36 (n)		374,752	400,869
2.445% 12/1/35 (n)		303,914	325,330
2.458% 3/1/35 (n)		73,733	78,929
2.5% 5/1/27 to 8/1/43		61,129,557	61,465,205
2.53% 9/1/37 (n)		31,520	33,741
2.544% 5/1/36 (n)		190,203	203,028
2.546% 7/1/37 (n)		179,300	191,928
2.557% 6/1/42 (n)		338,990	350,421
2.615% 7/1/34 (n)		238,719	255,541
2.69% 2/1/42 (n)		1,940,959	2,007,691
2.758% 1/1/42 (n)		2,380,632	2,474,945
2.96% 11/1/40 (n)		203,472	213,177
2.982% 9/1/41 (n)		208,873	217,652
3% 8/1/41 (n)		1,196,246	1,242,725
3% 4/1/42 to 8/1/45		137,188,791	138,400,337
3% 9/1/45 (j)		11,000,000	11,047,266
3% 9/1/45 (j)		15,750,000	15,817,676
3% 9/1/45 (j)		700,000	703,008
3% 9/1/45 (j)		12,950,000	13,005,645
3% 10/1/45 (j)		11,000,000	11,020,195
3% 10/1/45 (j)		19,500,000	19,535,800
3.059% 10/1/41 (n)		90,567	94,222
3.239% 7/1/41 (n)		345,772	365,763
3.309% 10/1/41 (n)		197,256	207,389
3.346% 9/1/41 (n)		330,440	347,356
3.461% 12/1/40 (n)		16,327,608	17,313,509
3.5% 5/1/21 to 8/1/45		195,532,121	203,539,049
3.5% 9/1/45 (j)		21,300,000	22,072,123
3.5% 9/1/45 (j)		62,400,000	64,661,994
3.5% 9/1/45 (j)		54,400,000	56,371,995
3.5% 9/1/45 (j)		118,400,000	122,691,988
3.554% 7/1/41 (n)		393,834	416,390
4% 9/1/24 to 8/1/45		245,067,075	261,785,930
4% 9/1/45 (j)		33,200,000	35,259,436
4% 9/1/45 (j)		29,800,000	31,648,530
4% 9/1/45 (j)		700,000	743,422
4.5% 2/1/33 to 4/1/45		239,339,417	260,852,450
4.5% 9/1/45 (j)		104,900,000	113,636,198
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
4.5% 9/1/45 (j)		$ 66,500,000	$ 72,038,200
5% 3/1/18 to 1/1/40		12,863,130	14,311,086
5.204% 7/1/37 (n)		38,769	41,410
5.5% 12/1/17 to 3/1/41		41,331,160	46,286,955
5.565% 8/1/46 (n)		35,732	37,960
6% 2/1/17 to 1/1/42		19,996,559	22,958,828
6.5% 1/1/16 to 4/1/37		8,527,275	9,849,648
7% 12/1/15 to 7/1/37		1,737,692	2,014,141
7.5% 6/1/25 to 2/1/32		743,846	874,496
8% 12/1/17 to 3/1/37		14,369	17,374
8.5% 1/1/17 to 7/1/31		5,368	6,427
9.5% 4/1/16 to 9/1/21		19,301	21,005
TOTAL FANNIE MAE			1,643,647,899
Freddie Mac - 2.8%
1.5% 8/1/37 (n)		36,329	37,466
1.82% 3/1/35 (n)		109,500	113,785
1.825% 3/1/37 (n)		17,605	18,412
1.852% 1/1/36 (n)		94,641	99,746
1.914% 3/1/36 (n)		192,332	201,498
1.981% 12/1/35 (n)		268,185	282,848
2.022% 2/1/37 (n)		183,077	192,081
2.05% 6/1/37 (n)		30,132	31,675
2.055% 11/1/35 (n)		203,364	214,431
2.095% 8/1/37 (n)		77,851	82,228
2.105% 3/1/36 (n)		222,387	234,156
2.121% 5/1/37 (n)		75,262	80,330
2.274% 6/1/33 (n)		249,066	263,084
2.328% 10/1/36 (n)		351,588	372,184
2.333% 4/1/37 (n)		93,267	99,840
2.351% 10/1/35 (n)		135,925	143,969
2.385% 6/1/37 (n)		25,390	27,023
2.394% 10/1/42 (n)		3,383,968	3,567,757
2.415% 6/1/37 (n)		258,833	276,770
2.436% 5/1/37 (n)		70,764	75,744
2.448% 6/1/37 (n)		57,600	61,659
2.489% 4/1/36 (n)		186,736	199,418
2.526% 6/1/33 (n)		757,843	808,047
2.571% 3/1/35 (n)		1,151,839	1,233,007
2.595% 4/1/37 (n)		8,560	9,163
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
2.67% 6/1/36 (n)		$ 68,904	$ 73,701
2.722% 3/1/33 (n)		6,318	6,764
2.757% 7/1/36 (n)		86,515	92,612
2.757% 12/1/36 (n)		318,536	340,983
3% 8/1/42 to 8/1/45		47,690,227	48,108,823
3% 9/1/45 (j)		86,000,000	86,120,933
3.091% 9/1/41 (n)		2,030,935	2,113,642
3.155% 10/1/35 (n)		159,157	168,471
3.22% 9/1/41 (n)		225,766	236,291
3.235% 4/1/41 (n)		240,343	252,169
3.289% 6/1/41 (n)		259,197	273,827
3.292% 7/1/41 (n)		1,120,711	1,177,579
3.434% 12/1/40 (n)		7,526,902	7,901,094
3.444% 5/1/41 (n)		238,099	249,527
3.5% 4/1/42 to 6/1/45 (l)		167,391,191	173,884,580
3.62% 6/1/41 (n)		371,011	392,910
3.705% 5/1/41 (n)		321,478	340,673
4% 6/1/33 to 5/1/45		95,880,320	102,497,114
4.5% 6/1/25 to 1/1/45 (m)		48,439,808	52,890,490
5% 6/1/20 to 7/1/41		39,215,875	43,514,438
5.124% 4/1/38 (n)		290,635	310,435
5.5% 10/1/17 to 3/1/41		15,770,507	17,584,709
6% 7/1/16 to 12/1/37		3,971,271	4,522,658
6.5% 2/1/16 to 9/1/39		5,732,729	6,570,082
7% 6/1/21 to 9/1/36		1,644,878	1,915,403
7.5% 9/1/15 to 6/1/32		29,492	34,633
8% 7/1/16 to 1/1/37		53,610	64,732
8.5% 2/1/19 to 1/1/28		48,910	58,013
9% 5/1/17 to 10/1/20		166	176
9.5% 5/1/21 to 7/1/21		511	560
10% 11/15/18 to 8/1/21		203	222
11% 11/1/15 to 9/1/20		94	99
TOTAL FREDDIE MAC			560,424,664
Ginnie Mae - 3.1%
3% 6/15/42 to 8/20/45		111,771,485	113,457,642
3.5% 11/15/40 to 8/20/45		172,237,420	179,663,750
3.5% 9/1/45 (j)		35,100,000	36,547,871
3.5% 9/1/45 (j)		37,500,000	39,046,871
4% 5/20/33 to 7/20/45		111,877,857	119,462,467
4.5% 6/20/33 to 8/15/41		91,213,383	99,679,207
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Ginnie Mae - continued
5% 12/15/32 to 9/15/41		$ 36,742,724	$ 41,102,560
5.5% 4/15/29 to 9/15/39		6,140,630	6,975,713
6% 10/15/30 to 11/15/39		861,975	986,119
6.5% 3/20/31 to 10/15/38		479,858	556,448
7% 10/15/22 to 3/15/33		1,547,249	1,821,714
7.5% 1/15/17 to 9/15/31		709,891	830,024
8% 4/15/17 to 11/15/29		245,587	284,939
8.5% 10/15/21 to 1/15/31		41,290	49,513
9% 8/15/19 to 1/15/23		2,420	2,690
9.5% 12/15/20 to 2/15/25		946	1,062
10.5% 3/20/16 to 1/20/18		2,450	2,606
11% 12/20/15 to 9/20/19		917	1,041
TOTAL GINNIE MAE			640,472,237
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,831,006,807)			2,844,544,800
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (n)		664,344	596,925
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (n)		286,904	273,372
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (h)(n)		3,444,066	1,515,389
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (h)(n)		551,000	524,938
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		147,000	150,742
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		428,000	445,845
Series 2015-SFR1 Class E, 5.639% 4/17/52 (h)		326,438	320,064
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (n)		48,772	45,099
Series 2004-R2 Class M3, 1.0244% 4/25/34 (n)		89,819	65,990
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (n)		47,932	44,434
Series 2004-W11 Class M2, 1.2494% 11/25/34 (n)		561,149	545,162
Series 2004-W7 Class M1, 1.0244% 5/25/34 (n)		1,542,998	1,484,870
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (n)		1,159,665	413,860
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (n)		$ 1,729,008	$ 1,586,936
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (n)		21,261	170
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,553,017
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (n)		1,802,588	1,188,800
CFC LLC:
Series 2013-1A Class B, 2.75% 11/15/18 (h)		5,916,550	5,949,428
Series 2013-2A Class A, 1.75% 11/15/17 (h)		1,621,937	1,623,064
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (n)		3,192	2,854
Series 2004-3 Class M4, 1.6544% 4/25/34 (n)		69,614	62,739
Series 2004-4 Class M2, 0.9944% 6/25/34 (n)		104,055	94,678
Series 2004-7 Class AF5, 5.868% 1/25/35		3,145,875	3,275,973
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		341,219	334,014
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (n)		38,916	36,081
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (n)		290,872	272,097
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (n)		10,384	9,839
Flagship Credit Auto Trust Series 2015-2 Class A, 1.98% 10/15/20 (h)		20,000,000	20,009,920
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (n)		948,695	808,921
Class M4, 1.2194% 1/25/35 (n)		347,133	223,666
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (h)(n)		1,273,689	1,189,741
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (h)(n)		938,833	902,521
Class B, 0.4776% 11/15/34 (h)(n)		339,135	314,893
Class C, 0.5776% 11/15/34 (h)(n)		563,628	496,466
Class D, 0.9476% 11/15/34 (h)(n)		214,028	176,783
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		153,266	4,537
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (n)		273,785	259,059
Series 2003-3 Class M1, 1.4894% 8/25/33 (n)		454,678	438,275
Series 2003-5 Class A2, 0.8905% 12/25/33 (n)		32,929	30,792
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (n)		1,522,035	1,014,623
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(n)		$ 590,000	$ 571,177
Series 2014-SFR1 Class F, 3.936% 6/17/31 (h)(n)		557,000	538,739
Series 2014-SFR3 Class E, 4.705% 12/17/31 (h)(n)		206,000	207,598
Series 2014-SRF2 Class F, 4.188% 9/17/31 (h)(n)		335,000	325,233
Series 2015-SFR2 Class E, 3.336% 6/17/32 (h)(n)		485,000	468,290
Series 2015-SFR3 Class E, 3.933% 8/17/32 (h)(n)		7,658,000	7,590,057
Series 2015-SRF1 Class E, 4.386% 3/17/32 (h)(n)		624,000	621,456
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (n)		181,664	75,097
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		12,426,183	12,626,284
Class AV4, 0.3205% 11/25/36 (n)		389,062	388,255
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (n)		139,195	138,422
Series 2006-A Class 2C, 1.432% 3/27/42 (n)		3,243,000	1,604,046
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3594% 11/25/36 (n)		4,685,962	2,071,624
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6294% 5/25/46 (h)(n)		250,000	241,250
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (n)		338,532	4,791
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (n)		118,699	99,508
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (n)		341,646	312,159
Series 2006-FF1 Class M2, 0.4894% 8/25/36 (n)		13,300,000	12,600,483
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (n)		245,450	243,356
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (n)		1,672,262	1,615,510
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (n)		57,368	53,552
Series 2004-NC6 Class M3, 2.3744% 7/25/34 (n)		16,524	14,833
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (n)		18,949	16,970
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (n)		289,373	273,254
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (n)		225,910	4,278
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (h)		7,470,766	7,480,104
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (n)		1,426,957	1,268,640
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (n)		532,896	504,264
Class M4, 2.3744% 9/25/34 (n)		683,353	315,806
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (n)		$ 1,475,804	$ 1,300,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1494% 9/25/46 (h)(n)		250,000	63,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (n)		5,108	4,830
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,044,464
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (n)		794,671	730,890
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (n)		685,690	664,796
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (h)		10,910,794	10,948,981
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (n)		42,679	37,459
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (n)		28,819	25,690
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (h)(n)		2,683,017	1,529,320
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (h)		285,294	284,109
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (h)		6,280,446	6,278,571
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (h)		10,529,615	10,515,284
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (h)(n)		1,789,540	1,784,312
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (h)(n)		186,318	181,791
Class D, 1.1834% 11/21/40 (h)(n)		305,000	245,678
TOTAL ASSET-BACKED SECURITIES (Cost $143,347,784)			153,200,820
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 0.8%
Banc of America Funding Corp.:
sequential payer Series 2010-R4 Class 6A1, 0.3341% 1/26/37 (h)(n)		22,807	22,753
Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (h)(n)		19,607,233	18,914,493
BCAP LLC Trust sequential payer:
Series 2013-RR3 Class 2A1, 2.3758% 2/26/37 (h)(n)		6,322,728	6,296,805
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
BCAP LLC Trust sequential payer: - continued
Series 2013-RR4 Class 2A1, 2.7793% 5/26/47 (h)(n)		$ 9,143,721	$ 9,105,994
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (n)		1,091,384	1,061,798
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (h)		8,438,307	8,299,102
Series 2014-8 Class 2A1, 3.45% 6/27/37 (h)(n)		12,485,108	12,619,020
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1124% 10/26/37 (h)(n)		786,763	770,452
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (h)(n)		13,041,125	12,109,226
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (h)		11,998,746	11,870,902
Series 2014-3R Class 2A1, 0.8847% 5/27/37 (h)(n)		1,977,086	1,874,527
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (n)		598,303	594,326
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (h)(n)		910,000	1,004,129
Series 2010-K7 Class B, 5.4406% 4/25/20 (h)(n)		1,000,000	1,115,921
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (n)		205,017	202,147
Series 2006-1A Class C2, 1.4028% 12/20/54 (h)(n)		6,523,000	6,443,419
Series 2006-2 Class C1, 1.1428% 12/20/54 (n)		21,543,000	21,014,871
Series 2006-3 Class C2, 1.2028% 12/20/54 (n)		1,124,000	1,107,252
Series 2006-4:
Class C1, 0.9628% 12/20/54 (n)		2,767,000	2,677,747
Class M1, 0.5428% 12/20/54 (n)		1,190,000	1,160,238
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (n)		2,234,000	2,146,567
Class 1M1, 0.5028% 12/20/54 (n)		1,493,000	1,440,894
Class 2C1, 1.0628% 12/20/54 (n)		1,015,000	986,625
Class 2M1, 0.7028% 12/20/54 (n)		1,917,000	1,878,526
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (n)		2,654,000	2,579,945
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (n)		430,241	426,023
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0124% 3/25/37 (n)		890,132	866,142
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (n)		1,296,420	1,096,226
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (n)		1,233,231	1,139,906
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (n)		$ 3,448,741	$ 3,103,867
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		106,645	109,193
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (h)		8,684,546	8,676,874
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (n)		1,017,296	962,640
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (h)(n)		403,347	366,193
Class B6, 3.0385% 6/10/35 (h)(n)		89,932	82,862
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (n)		23,167	22,738
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (n)		199,322	196,290
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.6192% 1/25/35 (n)		3,152,051	3,163,190
Series 2005-AR10 Class 2A15, 2.6681% 6/25/35 (n)		15,817,688	16,075,405
Series 2005-AR2 Class 1A2, 2.6165% 3/25/35 (n)		1,906,824	1,763,150
TOTAL PRIVATE SPONSOR			165,348,378
U.S. Government Agency - 2.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9994% 2/25/32 (n)		34,321	34,884
Series 2002-39 Class FD, 1.1996% 3/18/32 (n)		54,829	56,047
Series 2002-60 Class FV, 1.1994% 4/25/32 (n)		71,759	73,519
Series 2002-63 Class FN, 1.1994% 10/25/32 (n)		98,533	100,891
Series 2002-7 Class FC, 0.9494% 1/25/32 (n)		36,334	37,142
Series 2002-94 Class FB, 0.5994% 1/25/18 (n)		47,775	47,931
Series 2003-118 Class S, 7.9006% 12/25/33 (n)(o)(q)		1,141,847	265,347
Series 2006-104 Class GI, 6.4806% 11/25/36 (n)(o)(q)		838,434	165,650
Series 2006-33 Class CF, 0.4994% 5/25/36 (n)		704,805	706,628
Series 2007-57 Class FA, 0.4294% 6/25/37 (n)		898,475	898,620
Series 2008-76 Class EF, 0.6994% 9/25/23 (n)		461,381	463,189
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		54,633	59,987
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23		$ 670,346	$ 749,254
Series 1994-23 Class PZ, 6% 2/25/24		1,817,625	2,006,775
Series 1996-28 Class PK, 6.5% 7/25/25		218,950	244,799
Series 1999-17 Class PG, 6% 4/25/29		575,834	632,653
Series 1999-32 Class PL, 6% 7/25/29		497,538	547,734
Series 1999-33 Class PK, 6% 7/25/29		322,551	355,846
Series 2001-52 Class YZ, 6.5% 10/25/31		39,775	44,934
Series 2002-9 Class PC, 6% 3/25/17		26,299	27,023
Series 2003-28 Class KG, 5.5% 4/25/23		395,584	432,157
Series 2004-21 Class QE, 4.5% 11/25/32		65,150	66,821
Series 2005-102 Class CO, 11/25/35 (p)		324,410	294,104
Series 2005-73 Class SA, 17.0316% 8/25/35 (n)(q)		127,624	165,687
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	496,859
Series 2006-105 Class MD, 5.5% 6/25/35		352,232	358,425
Series 2006-12 Class BO, 10/25/35 (p)		1,344,951	1,261,425
Series 2006-37 Class OW, 5/25/36 (p)		155,439	137,493
Series 2006-45 Class OP, 6/25/36 (p)		414,275	367,953
Series 2006-62 Class KP, 4/25/36 (p)		594,171	529,242
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		115,120	135,166
Series 1999-25 Class Z, 6% 6/25/29		438,753	495,984
Series 2001-20 Class Z, 6% 5/25/31		576,301	634,633
Series 2001-31 Class ZC, 6.5% 7/25/31		304,566	350,904
Series 2002-16 Class ZD, 6.5% 4/25/32		159,403	185,786
Series 2002-74 Class SV, 7.3506% 11/25/32 (n)(o)		718,460	130,088
Series 2002-79 Class Z, 5.5% 11/25/22		799,761	891,611
Series 2010-50 Class FA, 0.5494% 1/25/24 (n)		12,799	12,800
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		4,199,468	571,464
Series 06-116 Class SG, 6.4406% 12/25/36 (n)(o)(q)		561,436	109,000
Series 07-40 Class SE, 6.2406% 5/25/37 (n)(o)(q)		351,504	58,427
Series 1993-165 Class SH, 19.2358% 9/25/23 (n)(q)		26,591	36,152
Series 2003-21 Class SK, 7.9006% 3/25/33 (n)(o)(q)		99,830	27,222
Series 2003-35 Class TQ, 7.3006% 5/25/18 (n)(o)(q)		47,833	3,149
Series 2005-72 Class ZC, 5.5% 8/25/35		3,477,956	3,917,817
Series 2007-57 Class SA, 39.4236% 6/25/37 (n)(q)		268,961	539,070
Series 2007-66:
Class FB, 0.5994% 7/25/37 (n)		1,078,031	1,086,635
Class SA, 38.4036% 7/25/37 (n)(q)		410,590	806,581
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SB, 38.4036% 7/25/37 (n)(q)		$ 179,672	$ 344,115
Series 2008-12 Class SG, 6.1506% 3/25/38 (n)(o)(q)		2,418,678	435,433
Series 2009-114 Class AI, 5% 12/25/23 (o)		444,056	18,281
Series 2009-16 Class SA, 6.0506% 3/25/24 (n)(o)(q)		251,947	8,967
Series 2009-76 Class MI, 5.5% 9/25/24 (o)		219,368	10,697
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		246,918	20,483
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		371,345	30,118
Series 2010-112 Class SG, 6.1606% 6/25/21 (n)(o)(q)		330,203	24,365
Series 2010-12 Class AI, 5% 12/25/18 (o)		923,657	49,935
Series 2010-135 Class LS, 5.8506% 12/25/40 (n)(o)(q)		2,194,654	390,924
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,142,589	303,990
Series 2010-17 Class DI, 4.5% 6/25/21 (o)		247,906	14,535
Series 2010-23:
Class AI, 5% 12/25/18 (o)		390,489	19,018
Class HI, 4.5% 10/25/18 (o)		271,579	13,433
Series 2010-29 Class LI, 4.5% 6/25/19 (o)		837,644	39,066
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		792,747	57,999
Series 2011-39 Class ZA, 6% 11/25/32		1,474,496	1,684,984
Series 2011-67 Class AI, 4% 7/25/26 (o)		664,689	75,776
Series 2011-83 Class DI, 6% 9/25/26 (o)		1,073,476	144,530
Series 2013-N1 Class A, 6.5206% 6/25/35 (n)(o)(q)		1,726,662	377,616
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (o)		141,617	7,051
Class 5, 5.5% 7/25/33 (o)		328,031	68,974
Series 343 Class 16, 5.5% 5/25/34 (o)		262,596	51,101
Series 348 Class 14, 6.5% 8/25/34 (n)(o)		187,570	41,486
Series 351:
Class 12, 5.5% 4/25/34 (n)(o)		131,347	23,327
Class 13, 6% 3/25/34 (o)		173,945	34,742
Series 359 Class 19, 6% 7/25/35 (n)(o)		122,725	25,476
Series 384 Class 6, 5% 7/25/37 (o)		1,557,588	322,907
Freddie Mac:
floater:
Series 2412 Class FK, 0.9976% 1/15/32 (n)		28,001	28,450
Series 2423 Class FA, 1.0976% 3/15/32 (n)		38,910	39,705
Series 2424 Class FM, 1.1976% 3/15/32 (n)		52,218	53,488
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2432:
Class FE, 1.0976% 6/15/31 (n)		$ 69,662	$ 71,111
Class FG, 1.0976% 3/15/32 (n)		23,206	23,673
floater planned amortization class Series 3153 Class FX, 0.5476% 5/15/36 (n)		1,455,341	1,460,620
floater target amortization class Series 3366 Class FD, 0.4476% 5/15/37 (n)		1,654,255	1,653,262
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (p)		1,098,432	990,254
Series 2095 Class PE, 6% 11/15/28		619,739	684,543
Series 2101 Class PD, 6% 11/15/28		56,690	62,327
Series 2121 Class MG, 6% 2/15/29		256,041	281,945
Series 2131 Class BG, 6% 3/15/29		1,688,868	1,864,419
Series 2137 Class PG, 6% 3/15/29		277,365	305,626
Series 2154 Class PT, 6% 5/15/29		424,428	467,209
Series 2162 Class PH, 6% 6/15/29		107,139	117,584
Series 2425 Class JH, 6% 3/15/17		40,767	41,988
Series 2520 Class BE, 6% 11/15/32		572,734	631,918
Series 2585 Class KS, 7.4024% 3/15/23 (n)(o)(q)		40,713	6,047
Series 2693 Class MD, 5.5% 10/15/33		6,509,800	7,287,373
Series 2802 Class OB, 6% 5/15/34		1,167,945	1,311,362
Series 2937 Class KC, 4.5% 2/15/20		1,514,116	1,585,135
Series 2962 Class BE, 4.5% 4/15/20		1,516,669	1,596,730
Series 3002 Class NE, 5% 7/15/35		1,636,757	1,803,192
Series 3110 Class OP, 9/15/35 (p)		775,962	734,775
Series 3119 Class PO, 2/15/36 (p)		1,207,557	1,047,822
Series 3121 Class KO, 3/15/36 (p)		250,122	223,246
Series 3123 Class LO, 3/15/36 (p)		726,084	646,729
Series 3145 Class GO, 4/15/36 (p)		683,632	615,187
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,739,193
Series 3225 Class EO, 10/15/36 (p)		437,334	387,304
Series 3258 Class PM, 5.5% 12/15/36		692,229	779,257
Series 3415 Class PC, 5% 12/15/37		647,977	699,024
Series 3786 Class HI, 4% 3/15/38 (o)		1,935,377	224,310
Series 3806 Class UP, 4.5% 2/15/41		3,745,520	4,053,320
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,698,128
sequential payer:
Series 2135 Class JE, 6% 3/15/29		115,333	126,950
Series 2274 Class ZM, 6.5% 1/15/31		134,310	154,678
Series 2281 Class ZB, 6% 3/15/30		332,529	364,540
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 144,038	$ 159,179
Series 2357 Class ZB, 6.5% 9/15/31		992,608	1,152,413
Series 2502 Class ZC, 6% 9/15/32		296,840	329,068
Series 2519 Class ZD, 5.5% 11/15/32		530,934	579,601
Series 2546 Class MJ, 5.5% 3/15/23		254,056	272,632
Series 2601 Class TB, 5.5% 4/15/23		118,104	131,091
Series 2998 Class LY, 5.5% 7/15/25		313,890	345,400
Series 06-3115 Class SM, 6.4024% 2/15/36 (n)(o)(q)		468,674	81,264
Series 2013-4281 Class AI, 4% 12/15/28 (o)		7,241,957	818,134
Series 2844:
Class SC, 45.5156% 8/15/24 (n)(q)		15,994	27,876
Class SD, 83.8812% 8/15/24 (n)(q)		23,530	56,834
Series 2935 Class ZK, 5.5% 2/15/35		4,664,532	5,303,266
Series 2947 Class XZ, 6% 3/15/35		1,705,251	1,922,437
Series 3055 Class CS, 6.3924% 10/15/35 (n)(o)		663,769	131,598
Series 3244 Class SG, 6.4624% 11/15/36 (n)(o)(q)		1,573,668	301,271
Series 3274 Class SM, 6.2324% 2/15/37 (n)(o)		787,325	143,656
Series 3284 Class CI, 5.9224% 3/15/37 (n)(o)		3,665,485	671,754
Series 3287 Class SD, 6.5524% 3/15/37 (n)(o)(q)		2,368,438	559,372
Series 3297 Class BI, 6.5624% 4/15/37 (n)(o)(q)		3,474,601	704,247
Series 3336 Class LI, 6.3824% 6/15/37 (n)(o)		1,260,743	181,668
Series 3772 Class BI, 4.5% 10/15/18 (o)		987,233	49,352
Series 3949 Class MK, 4.5% 10/15/34		1,162,691	1,260,336
Series 3955 Class YI, 3% 11/15/21 (o)		4,090,266	246,243
Series 4471 Class PA 4% 12/15/40		16,542,139	17,482,450
target amortization class Series 2156 Class TC, 6.25% 5/15/29		350,826	385,183
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0976% 2/15/24 (n)		143,037	145,067
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		278,747	306,998
Series 2056 Class Z, 6% 5/15/28		493,989	544,097
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40		9,175,093	10,327,662
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (n)(o)(q)		666,871	116,266
Series 2010-H03 Class FA, 0.739% 3/20/60 (n)(r)		7,239,958	7,254,778
Series 2010-H17 Class FA, 0.519% 7/20/60 (n)(r)		784,120	780,609
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H18 Class AF, 0.4882% 9/20/60 (n)(r)		$ 939,927	$ 934,403
Series 2010-H19 Class FG, 0.4882% 8/20/60 (n)(r)		1,124,650	1,118,127
Series 2010-H27 Series FA, 0.5682% 12/20/60 (n)(r)		1,881,037	1,877,644
Series 2011-H05 Class FA, 0.6882% 12/20/60 (n)(r)		3,058,776	3,062,612
Series 2011-H07 Class FA, 0.6882% 2/20/61 (n)(r)		5,744,796	5,751,178
Series 2011-H12 Class FA, 0.6782% 2/20/61 (n)(r)		7,672,367	7,682,249
Series 2011-H13 Class FA, 0.6882% 4/20/61 (n)(r)		2,954,143	2,957,818
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (n)(r)		3,408,666	3,413,605
Class FC, 0.6882% 5/20/61 (n)(r)		3,111,103	3,115,253
Series 2011-H17 Class FA, 0.7182% 6/20/61 (n)(r)		4,100,268	4,109,223
Series 2011-H21 Class FA, 0.7882% 10/20/61 (n)(r)		7,977,929	8,016,814
Series 2012-H01 Class FA, 0.8882% 11/20/61 (n)(r)		3,853,340	3,876,537
Series 2012-H03 Class FA, 0.8882% 1/20/62 (n)(r)		2,412,451	2,427,037
Series 2012-H06 Class FA, 0.8182% 1/20/62 (n)(r)		3,713,802	3,736,656
Series 2012-H07 Class FA, 0.8182% 3/20/62 (n)(r)		2,233,512	2,250,873
Series 2012-H23 Class WA, 0.7082% 10/20/62 (n)(r)		1,972,568	1,977,101
Series 2012-H26, Class CA, 0.7182% 7/20/60 (n)(r)		8,393,046	8,409,572
Series 2013-H07 Class BA, 0.5482% 3/20/63 (n)(r)		3,088,896	3,064,778
Series 2014-H03 Class FA, 0.7882% 1/20/64 (n)(r)		3,557,562	3,576,929
Series 2014-H05 Class FB, 0.7882% 12/20/63 (n)(r)		8,840,658	8,888,132
Series 2014-H11 Class BA, 0.6882% 6/20/64 (n)(r)		14,231,600	14,289,964
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2014-H20 Class BF, 0.6882% 9/20/64 (n)(r)		$ 45,507,119	$ 45,432,123
Series 2015-H13 Class FL, 0.4682% 5/20/63 (n)(r)		25,469,565	25,418,600
Series 2015-H19 Class FA, 0.393% 4/20/63 (n)(r)		23,700,000	23,655,563
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		576,554	658,056
Series 1997-8 Class PE, 7.5% 5/16/27		242,407	286,190
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,489,777	244,883
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,348,217	2,601,424
Series 2004-32 Class GS, 6.3024% 5/16/34 (n)(o)(q)		354,374	76,792
Series 2004-73 Class AL, 7.0024% 8/17/34 (n)(o)(q)		426,172	82,363
Series 2007-35 Class SC, 39.0144% 6/16/37 (n)(q)		28,844	55,931
Series 2010-H10 Class FA, 0.519% 5/20/60 (n)(r)		2,445,477	2,434,013
Series 2012-76 Class GS, 6.5024% 6/16/42 (n)(o)(q)		1,443,066	301,234
Series 2012-97 Class JS, 6.0524% 8/16/42 (n)(o)(q)		4,573,075	784,352
Series 2013-124:
Class ES, 8.3963% 4/20/39 (n)(q)		4,142,567	4,818,231
Class ST, 8.5297% 8/20/39 (n)(q)		7,781,810	9,136,388
Series 2013-160 Class MS, 5.9973% 9/20/32 (n)(o)(q)		6,145,514	1,119,942
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		33,560,356	34,389,062
Series 2015-H17 Class HA, 2.5% 5/20/65 (r)		28,442,055	29,147,390
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (j)(r)		30,750,363	31,495,100
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (j)(r)		6,637,302	6,804,272
TOTAL U.S. GOVERNMENT AGENCY			429,373,477
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $561,302,341)			594,721,855
Commercial Mortgage Securities - 6.7%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	201,179
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	129,872
Series 1997-D5 Class PS1, 1.4464% 2/14/43 (n)(o)		456,274	5,710
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (h)(n)		$ 1,500,000	$ 1,470,703
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (n)		254,963	254,820
Series 2006-2 Class A4, 5.7271% 5/10/45 (n)		17,625,794	17,815,553
Series 2006-3 Class A4, 5.889% 7/10/44		51,155,192	52,078,185
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,034,448
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,823,035
Series 2006-4 Class A1A, 5.617% 7/10/46 (n)		26,299,622	27,050,502
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	185,051
Series 2005-1 Class CJ, 5.3371% 11/10/42 (n)		175,766	175,573
Series 2005-5 Class D, 5.3247% 10/10/45 (n)		1,180,000	1,183,728
Series 2005-6 Class AJ, 5.1559% 9/10/47 (n)		300,000	301,608
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	122,411
Series 2007-2 Class A4, 5.6126% 4/10/49 (n)		8,292,000	8,634,567
Series 2007-3 Class A4, 5.5746% 6/10/49 (n)		20,967,320	21,956,977
Series 2008-1 Class D, 6.2584% 2/10/51 (h)(n)		125,000	95,414
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,743,694	7,053,028
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (h)(n)		33,328	30,064
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (h)(n)		788,356	700,667
Class B1, 1.5994% 1/25/36 (h)(n)		32,921	20,941
Class M1, 0.6494% 1/25/36 (h)(n)		254,309	206,031
Class M2, 0.6694% 1/25/36 (h)(n)		76,293	59,816
Class M3, 0.6994% 1/25/36 (h)(n)		111,419	83,999
Class M4, 0.8094% 1/25/36 (h)(n)		61,621	45,484
Class M5, 0.8494% 1/25/36 (h)(n)		61,621	45,238
Class M6, 0.8994% 1/25/36 (h)(n)		65,448	46,847
Series 2006-3A Class M4, 0.6294% 10/25/36 (h)(n)		32,221	3,308
Series 2007-1 Class A2, 0.4694% 3/25/37 (h)(n)		527,262	441,664
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (h)(n)		541,279	461,786
Class A2, 0.5194% 7/25/37 (h)(n)		505,752	416,077
Class M1, 0.5694% 7/25/37 (h)(n)		177,592	135,918
Class M2, 0.6094% 7/25/37 (h)(n)		97,043	68,317
Class M3, 0.6894% 7/25/37 (h)(n)		74,751	43,833
Series 2007-3:
Class A2, 0.4894% 7/25/37 (h)(n)		483,895	394,167
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M1, 0.5094% 7/25/37 (h)(n)		$ 105,098	$ 81,257
Class M2, 0.5394% 7/25/37 (h)(n)		112,645	80,894
Class M3, 0.5694% 7/25/37 (h)(n)		177,501	78,035
Class M4, 0.6994% 7/25/37 (h)(n)		278,704	81,819
Class M5, 0.7994% 7/25/37 (h)(n)		133,533	26,213
Series 2007-4A Class M1, 1.1494% 9/25/37 (h)(n)		190,162	36,301
Series 2006-3A, Class IO, 0% 10/25/36 (h)(n)(o)		5,108,763	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(n)(o)		4,852,783	15,441
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.43% 3/11/39 (n)		450,000	454,935
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	624,806
Series 2006-T22 Class AJ, 5.5924% 4/12/38 (n)		400,000	408,402
Series 2007-PW16 Class A4, 5.7053% 6/11/40 (n)		1,112,000	1,175,544
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		107,279	106,292
Series 2006-T22:
Class A4, 5.5924% 4/12/38 (n)		166,540	167,970
Class B, 5.5924% 4/12/38 (h)(n)		200,000	207,422
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (h)(n)(o)		87,557,706	91,760
Series 2007-T28 Class X2, 0.1359% 9/11/42 (h)(n)(o)		54,532,420	5,999
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		724,139	773,609
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2316% 8/15/29 (h)(n)		832,000	804,016
Series 2014-CLMZ Class M, 5.9255% 8/15/29 (h)(n)		1,665,702	1,654,329
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9476% 8/15/26 (h)(n)		700,000	699,389
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (h)(n)		1,000,000	964,051
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (h)(n)		304,743	289,950
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.198% 11/15/19 (h)(n)		1,574,000	1,582,622
Class F, 2.7817% 11/15/19 (h)(n)		119,000	116,162
Series 2014-CMZA Class MZA, 6.1745% 11/15/19 (h)(n)		1,537,000	1,534,947
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.9199% 11/15/29 (h)(n)		$ 1,158,000	$ 1,155,600
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5873% 12/15/27 (h)(n)		19,500,000	19,469,619
Class DPA, 3.1976% 12/15/27 (h)(n)		6,164,000	6,151,968
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5743% 12/15/47 (h)(n)		750,000	849,273
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6745% 6/15/31 (h)(n)		511,000	492,718
Class YTC3, 2.6745% 6/15/31 (h)(n)		184,000	174,962
Series 2014-FL1, 2.6745% 6/15/31 (h)(n)		511,000	498,730
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (h)(n)		902,000	857,869
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	839,749
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	438,161
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1051% 9/10/46 (h)(n)		1,010,000	982,380
Series 2015-SHP2 Class E, 4.535% 7/15/27 (h)(n)		1,239,000	1,236,100
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		8,179,818	8,409,163
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	173,873
Class A4, 5.322% 12/11/49		31,258,000	32,322,272
Series 2005-CD1 Class AJ, 5.2018% 7/15/44 (n)		500,000	499,462
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(n)	CAD	138,000	104,063
Class G, 5.01% 5/15/44 (h)(n)	CAD	30,000	22,212
Class H, 5.01% 5/15/44 (h)(n)	CAD	20,000	14,457
Class J, 5.01% 5/15/44 (h)(n)	CAD	20,000	13,890
Class K, 5.01% 5/15/44 (h)(n)	CAD	10,000	6,808
Class L, 5.01% 5/15/44 (h)(n)	CAD	36,000	23,563
Class M, 5.01% 5/15/44 (h)(n)	CAD	165,000	101,880
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)		2,125,000	2,064,238
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.336% 8/13/27 (h)(n)		735,000	727,228
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		1,410,000	1,123,606
Series 2012-CR5 Class D, 4.3356% 12/10/45 (h)(n)		740,000	743,849
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM Mortgage Trust: - continued
Series 2013-CR10:
Class C, 4.7925% 8/10/46 (h)(n)		$ 270,000	$ 278,724
Class D, 4.7925% 8/10/46 (h)(n)		790,000	743,386
Series 2013-CR12 Class D, 5.0847% 10/10/46 (h)(n)		1,680,000	1,655,826
Series 2013-CR9:
Class C, 4.2581% 7/10/45 (h)(n)		525,000	526,183
Class D, 4.2581% 7/10/45 (h)(n)		756,000	709,490
Series 2013-LC6 Class D, 4.2865% 1/10/46 (h)(n)		1,109,000	1,044,351
Series 2014-CR15 Class D, 4.7657% 2/10/47 (h)(n)		258,000	249,179
Series 2014-CR17 Class D, 4.7994% 5/10/47 (h)(n)		567,000	535,956
Series 2014-UBS2 Class D, 5.0154% 3/10/47 (h)(n)		844,000	797,880
Series 2015-3BP Class F, 3.2384% 2/10/35 (h)(n)		1,000,000	876,537
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (h)(n)		483,000	443,848
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (h)(n)		126,140	126,169
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (n)		2,335,546	2,396,691
Series 2005-LP5 Class F, 4.9795% 5/10/43 (h)(n)		1,290,000	1,302,585
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		1,275,189	1,227,269
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		623,315	660,148
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3592% 5/15/45 (n)		850,000	921,955
Class D, 5.3592% 5/15/45 (h)(n)		1,510,000	1,546,614
Series 2012-CR2:
Class E, 4.8572% 8/15/45 (h)(n)		1,727,000	1,696,629
Class F, 4.25% 8/15/45 (h)		1,418,000	1,286,981
Series 2012-LC4:
Class C, 5.6452% 12/10/44 (n)		260,000	287,285
Class D, 5.6452% 12/10/44 (h)(n)		1,143,000	1,203,828
Series 2014-CR2 Class G, 4.25% 8/15/45 (h)		403,000	317,407
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (h)(n)		544,000	497,418
Series 2015-WEST Class F, 4.2268% 2/10/37 (h)(n)		731,000	645,605
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		27,691	27,691
Series 2007-C3 Class A4, 5.6993% 6/15/39 (n)		16,762,633	17,570,408
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)		$ 1,722,000	$ 1,818,079
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,212,440	1,289,831
Class H, 6% 5/17/40 (h)		90,315	75,213
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		499,779	512,111
Class G, 6.75% 11/15/30 (h)		180,000	190,863
Series 2001-CKN5 Class AX, 0% 9/15/34 (h)(n)(o)		2,730	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(n)		140,650	141,253
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (h)(n)		3,043,000	3,022,405
Class C, 2.4476% 3/15/17 (h)(n)		2,964,000	2,944,035
Class D, 3.3976% 3/15/17 (h)(n)		4,485,000	4,447,873
Class E, 4.336% 3/15/17 (h)(n)		20,318,000	20,139,263
CSMC Trust floater Series 2015-DEAL:
Class E, 4.198% 4/15/29 (h)(n)		724,000	716,966
Class F, 4.948% 4/15/29 (h)(n)		1,453,000	1,439,041
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (h)(n)		967,000	905,463
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5569% 11/10/46 (h)(n)		500,000	547,023
Class E, 5.5569% 11/10/46 (h)(n)		1,332,000	1,437,385
Class F, 5.5569% 11/10/46 (h)(n)		1,560,000	1,554,691
Class G, 4.652% 11/10/46 (h)		1,654,000	1,433,581
Class XB, 0.2464% 11/10/46 (h)(n)(o)		20,920,000	308,967
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	1,002,424
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(n)		23,852	23,797
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (n)		416,659	415,720
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (n)(o)		1,640,000	201,549
Series K012 Class X3, 2.287% 1/25/41 (n)(o)		1,799,999	199,348
Series K013 Class X3, 2.8069% 1/25/43 (n)(o)		820,000	110,965
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,087,149
Series K034 Class A2, 3.531% 7/25/23		20,251,185	21,448,172
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,118,602
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac: - continued
Series K032 Class A2, 3.31% 5/25/23		$ 4,715,000	$ 4,936,150
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,205,755
Series K047 Class A2, 3.329% 5/25/25		17,400,000	18,047,141
Series KAIV Class X2, 3.6147% 6/25/46 (n)(o)		420,000	74,622
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	4,934,721
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1937% 9/25/45 (h)(n)		1,290,000	1,416,967
Series 2011-K10 Class B, 4.6215% 11/25/49 (h)(n)		240,000	257,267
Series 2011-K11 Class B, 4.4209% 12/25/48 (h)(n)		750,000	797,774
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (h)(n)		18,910,000	18,965,749
Class CFX, 3.4949% 12/15/19 (h)(n)		14,152,000	13,945,292
Class DFX, 3.3822% 12/15/19 (h)(n)		11,994,000	11,679,349
Class EFX, 3.3822% 12/15/19 (h)(n)		1,500,000	1,402,278
Class FFX, 3.3822% 12/15/19 (h)(n)		383,000	351,176
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (n)		60,372	60,356
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	43,752,544
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		405,110	362,225
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		215,232	227,426
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,193
Series 1999-C3 Class K, 6.974% 8/15/36 (h)		2,645	2,620
GP Portfolio Trust Series 2014-GPP:
Class D, 2.938% 2/15/27 (h)(n)		291,000	289,847
Class E, 4.0373% 2/15/27 (h)(n)		378,000	376,173
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,541,635	16,217,401
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (n)		45,337,123	46,013,144
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (n)		6,458,463	6,466,058
Series 2010-C1:
Class D, 6.0843% 8/10/43 (h)(n)		1,255,000	1,358,143
Class E, 4% 8/10/43 (h)		1,240,000	1,142,381
Class F, 4% 8/10/43 (h)		894,000	756,302
Class X, 1.4847% 8/10/43 (h)(n)(o)		5,136,803	298,474
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (h)(n)		$ 614,960	$ 613,139
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		17,702,100	18,239,553
Series 2010-C2:
Class D, 5.2456% 12/10/43 (h)(n)		720,000	761,053
Class XA, 0.6486% 12/10/43 (h)(n)(o)		3,860,847	27,926
Series 2011-GC5:
Class C, 5.3081% 8/10/44 (h)(n)		1,050,000	1,137,595
Class D, 5.3081% 8/10/44 (h)(n)		480,000	494,415
Class E, 5.3081% 8/10/44 (h)(n)		210,000	205,187
Class F, 4.5% 8/10/44 (h)		1,020,000	842,850
Series 2012-GC6:
Class D, 5.6315% 1/10/45 (h)(n)		861,000	885,730
Class E, 5% 1/10/45 (h)(n)		412,000	380,231
Series 2012-GC6I Class F, 5% 1/10/45 (n)		390,000	322,150
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (n)		630,000	690,673
Class D, 5.7229% 5/10/45 (h)(n)		1,054,000	1,080,186
Class E, 5% 5/10/45 (h)		1,311,000	1,199,529
Class F, 5% 5/10/45 (h)		2,079,000	1,682,309
Series 2012-GCJ9:
Class D, 4.8533% 11/10/45 (h)(n)		1,170,000	1,133,200
Class E, 4.8533% 11/10/45 (h)(n)		1,290,000	1,142,338
Series 2013-GC10 Class D, 4.4138% 2/10/46 (h)(n)		740,000	695,187
Series 2013-GC12 Class D, 4.4768% 6/10/46 (h)(n)		219,000	205,177
Series 2013-GC13 Class D, 4.0697% 7/10/46 (h)(n)		1,543,000	1,393,132
Series 2013-GC16:
Class C, 5.3156% 11/10/46 (n)		662,844	711,006
Class D, 5.3156% 11/10/46 (h)(n)		967,000	939,589
Class F, 3.5% 11/10/46 (h)		999,000	758,793
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.438% 7/15/29 (h)(n)		617,000	619,841
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,444,632
Class DFX, 4.4065% 11/5/30 (h)		23,706,000	23,758,945
Class EFX, 4.4533% 11/5/30 (h)(n)		2,000,000	2,005,760
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.6756% 11/15/29 (h)(n)		406,000	392,842
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5612% 9/15/47 (h)(n)		525,000	457,731
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMBB Commercial Mortgage Securities Trust: - continued
Series 2015-C31 Class ASB, 3.5373% 8/15/48		$ 30,200,000	$ 31,145,275
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(n)		500,000	501,940
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	473,471
Series 2003-C1:
Class D, 5.192% 1/12/37		12,581	12,563
Class F, 5.6404% 1/12/37 (h)(n)		250,000	246,250
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(n)		380,000	447,928
Class D, 7.4453% 12/5/27 (h)(n)		1,885,000	2,217,094
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(n)		695,000	793,396
Series 2012-CBX:
Class C, 5.2386% 6/15/45 (n)		250,000	263,891
Class D, 5.2386% 6/16/45 (h)(n)		690,000	706,106
Class E, 5.2386% 6/15/45 (h)(n)		620,000	607,380
Class F, 4% 6/15/45 (h)		820,000	732,380
Class G 4% 6/15/45 (h)		1,079,000	770,533
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (h)(n)		137,659	134,947
Class F, 0.5276% 11/15/18 (h)(n)		380,931	366,233
Class G, 0.5576% 11/15/18 (h)(n)		330,997	316,800
Class H, 0.6976% 11/15/18 (h)(n)		254,476	243,031
Class J, 0.8476% 11/15/18 (h)(n)		257,928	245,844
Series 2014-BXH:
Class A, 1.0976% 4/15/27 (h)(n)		3,000,000	2,993,256
Class C, 1.8476% 4/15/27 (h)(n)		4,460,000	4,451,731
Class D, 2.4476% 4/15/27 (h)(n)		9,517,000	9,485,956
Series 2014-FBLU Class E, 3.6873% 12/15/28 (h)(n)		1,058,000	1,052,710
Series 2014-INN:
Class E, 3.798% 6/15/29 (h)(n)		683,000	680,107
Class F, 4.198% 6/15/29 (h)(n)		1,006,000	989,645
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		15,065,112	15,490,098
Class A4, 5.552% 5/12/45		5,665,501	5,761,508
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43		$ 7,203,918	$ 7,424,314
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,645,570	5,811,132
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,000,176	9,320,420
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,362,745	2,458,961
Series 2007-CB19 Class A4, 5.695% 2/12/49 (n)		12,396,984	13,058,979
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (n)		29,428,107	30,984,324
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,975,987	25,007,266
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		170,000	169,307
Series 2004-LN2 Class D, 5.3433% 7/15/41 (n)		420,000	357,085
Series 2005-LDP2 Class C, 4.911% 7/15/42 (n)		660,000	661,664
Series 2005-LDP5 Class AJ, 5.3599% 12/15/44 (n)		360,000	363,020
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (n)		11,598,929	11,794,266
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (n)		110,240	345
Series 2011-C3 Class J, 4.409% 2/15/46 (h)(n)		106,000	89,241
Series 2011-C4:
Class E, 5.4158% 7/15/46 (h)(n)		1,130,000	1,168,293
Class F, 3.873% 7/15/46 (h)		105,000	96,463
Class H, 3.873% 7/15/46 (h)		672,000	549,678
Class NR, 3.873% 7/15/46 (h)		385,000	254,142
Class TAC2, 7.99% 7/15/46 (h)		671,000	709,877
Series 2011-C5:
Class B. 5.3229% 8/15/46 (h)(n)		1,140,000	1,260,607
Class C, 5.3229% 8/15/46 (h)(n)		1,102,648	1,189,079
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (n)		1,115,000	1,082,208
Class D, 4.2392% 4/15/46 (n)		1,430,000	1,313,642
Class F, 3.25% 4/15/46 (h)(n)		1,682,000	1,208,863
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (h)(n)		816,000	795,902
Class E, 3.8046% 6/10/27 (h)(n)		1,156,000	1,084,292
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (n)		21,263,403	22,500,996
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C7 Class AJ, 5.323% 11/15/40 (n)		1,254,286	1,256,377
Series 2006-C6:
Class A4, 5.372% 9/15/39		855,696	879,626
Class AM, 5.413% 9/15/39		1,500,000	1,554,450
Series 2006-C7:
Class A2, 5.3% 11/15/38		595,713	599,313
Class AM, 5.378% 11/15/38		160,000	165,488
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40		$ 16,273,684	$ 16,935,469
Series 2007-C2 Class A3, 5.43% 2/15/40		3,230,362	3,377,085
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(n)		186,455	186,521
Series 2005-C1 Class E, 4.924% 2/15/40		317,127	317,153
Series 2005-C7 Class C, 5.35% 11/15/40 (n)		1,016,000	1,021,050
Series 2006-C1 Class AM, 5.217% 2/15/31 (n)		6,847,000	6,904,871
Series 2006-C4:
Class AJ, 5.8521% 6/15/38 (n)		1,060,000	1,083,970
Class AM, 5.8521% 6/15/38 (n)		500,000	514,576
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)		1,870,177	1,949,738
Series 2007-C7 Class A3, 5.866% 9/15/45		12,747,748	13,733,506
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4769% 6/25/43 (h)(n)		67,004	66,951
Series 2014-2:
Class D, 5.0498% 1/20/41 (h)(n)		256,000	241,516
Class E, 5.0498% 1/20/41 (h)(n)		400,000	336,046
Mach One Trust LLC Series 2004-1A Class H, 6.0869% 5/28/40 (h)(n)		115,481	115,562
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3906% 10/12/39 (h)(n)	CAD	320,000	244,593
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (n)		183,308	183,218
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3621% 1/12/44 (n)		220,000	221,689
Series 2005-LC1 Class F, 5.4161% 1/12/44 (h)(n)		1,655,000	1,633,424
Series 2006-C1:
Class AJ, 5.6761% 5/12/39 (n)		530,000	533,216
Class AM, 5.6761% 5/12/39 (n)		100,000	102,190
Series 2007-C1 Class A4, 5.8347% 6/12/50 (n)		9,429,517	9,840,823
Series 2008-C1 Class A4, 5.69% 2/12/51		2,936,477	3,128,152
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (n)		778,304	803,053
Class ASB, 5.133% 12/12/49 (n)		111,340	111,588
Series 2007-5 Class A4, 5.378% 8/12/48		17,767,087	18,475,265
Series 2007-6 Class A4, 5.485% 3/12/51 (n)		14,650,000	15,351,457
Series 2007-7 Class A4, 5.7429% 6/12/50 (n)		6,223,318	6,587,805
Series 2006-1 Class AM, 5.5154% 2/12/39 (n)		5,120,000	5,182,131
Series 2007-6 Class B, 5.635% 3/12/51 (n)		1,902,000	594,617
Series 2007-8 Class A3, 5.8811% 8/12/49 (n)		1,640,000	1,745,567
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (h)		$ 750,000	$ 675,225
Series 2012-C6 Class D, 4.8133% 11/15/45 (h)(n)		1,357,000	1,382,240
Series 2013-C12 Class D, 4.767% 10/15/46 (h)(n)		1,000,000	971,250
Series 2013-C13:
Class D, 4.8945% 11/15/46 (h)(n)		1,019,000	992,175
Class E, 4.8945% 11/15/46 (h)(n)		887,000	797,878
Series 2013-C7:
Class D, 4.2973% 2/15/46 (h)(n)		810,000	777,148
Class E, 4.2973% 2/15/46 (h)(n)		340,000	305,162
Series 2013-C8 Class D, 4.17% 12/15/48 (h)(n)		400,000	372,432
Series 2013-C9:
Class C, 4.2082% 5/15/46 (n)		620,000	609,774
Class D, 4.1578% 5/15/46 (h)(n)		1,740,000	1,621,161
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.398% 7/15/19 (h)(n)		357,716	357,966
Class J, 0.6155% 7/15/19 (h)(n)		335,939	335,105
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (h)(n)		633,568	631,626
Class E, 0.4355% 10/15/20 (h)(n)		834,661	829,265
Class F, 0.4855% 10/15/20 (h)(n)		500,899	497,723
Class G, 0.5255% 10/15/20 (h)(n)		619,188	614,482
Class H, 0.6155% 10/15/20 (h)(n)		389,758	379,000
Class J, 0.7655% 10/15/20 (h)(n)		225,021	207,559
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,794
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,222
Series 2012-C4 Class E, 5.5247% 3/15/45 (h)(n)		1,210,000	1,248,725
Series 1997-RR Class F, 7.4369% 4/30/39 (h)(n)		63,561	63,796
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		207,862	208,710
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	209,561
Class O, 5.91% 11/15/31 (h)		166,077	137,242
Series 2004-IQ7 Class E, 5.1708% 6/15/38 (h)(n)		74,602	76,329
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (n)		334,934	335,997
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	750,874
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	93,458,423
Series 2011-C1:
Class C, 5.3313% 9/15/47 (h)(n)		970,000	1,062,944
Class D, 5.3313% 9/15/47 (h)(n)		1,760,000	1,896,872
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C1:
Class E, 5.3313% 9/15/47 (h)(n)		$ 573,100	$ 588,828
Series 2011-C2:
Class D, 5.3029% 6/15/44 (h)(n)		580,000	619,591
Class E, 5.3029% 6/15/44 (h)(n)		600,000	629,740
Class F, 5.3029% 6/15/44 (h)(n)		550,000	536,782
Class XB, 0.4584% 6/15/44 (h)(n)(o)		9,001,008	234,854
Series 2011-C3:
Class C, 5.1784% 7/15/49 (h)(n)		1,000,000	1,078,789
Class D, 5.1784% 7/15/49 (h)(n)		1,130,000	1,200,615
Class E, 5.1784% 7/15/49 (h)(n)		400,000	420,752
Class G, 5.1784% 7/15/49 (h)(n)		924,000	822,421
Series 2012-C4:
Class D, 5.7088% 3/15/45 (h)(n)		330,000	352,966
Class F, 3.07% 3/15/45 (h)		623,000	522,362
Series 2015-MS1:
Class C, 4.1633% 5/15/48 (n)		734,000	665,939
Class D, 4.163% 5/15/48 (h)		437,000	355,947
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5079% 7/15/33 (h)(n)		150,000	167,549
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (h)		1,571,000	1,534,715
Class F, 5% 2/5/30 (h)		499,000	481,653
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	282,582
Class D, 6.45% 1/22/26 (h)		740,731	798,495
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		1,005,147	1,275,229
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	82,528
Class G, 4.456% 9/12/38	CAD	54,000	41,175
Class H, 4.456% 9/12/38	CAD	36,000	26,730
Class J, 4.456% 9/12/38	CAD	36,000	25,958
Class K, 4.456% 9/12/38	CAD	18,000	12,583
Class L, 4.456% 9/12/38	CAD	26,000	17,137
Class M, 4.456% 9/12/38	CAD	104,391	63,371
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	97,360
Class G, 4.57% 4/12/23	CAD	42,000	32,206
Class H, 4.57% 4/12/23	CAD	42,000	31,962
Class J, 4.57% 4/12/23	CAD	42,000	31,720
Class K, 4.57% 4/12/23	CAD	21,000	15,740
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class L, 4.57% 4/12/23	CAD	63,000	$ 46,865
Class M, 4.57% 4/12/23	CAD	155,242	100,926
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		247,956	78,414
SCG Trust Series 2013-SRP1 Class D, 3.531% 11/15/26 (h)(n)		1,330,000	1,329,557
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4476% 11/15/27 (h)(n)		794,000	789,385
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4769% 8/15/39 (n)		118,718	119,103
Series 2007-C4 Class F, 5.4769% 8/15/39 (n)		820,000	781,449
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	276,460
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5422% 5/10/45 (h)(n)		1,197,000	1,253,996
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(n)		310,000	300,234
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(n)		970,000	912,401
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (h)(n)		1,299,000	1,246,776
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	206,013
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (h)(n)		395,545	375,604
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,076,675	8,413,812
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,445,282
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,619,674
Series 2007-C32 Class A3, 5.7146% 6/15/49 (n)		40,608,000	42,723,380
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (n)		31,834,336	33,267,677
Class A5, 5.9507% 2/15/51 (n)		19,259,000	20,679,736
Series 2004-C11:
Class D, 5.1404% 1/15/41 (n)		360,000	365,255
Class E, 5.1904% 1/15/41 (n)		327,000	331,357
Series 2005-C22 Class B, 5.3736% 12/15/44 (n)		4,218,000	4,196,594
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	7,923,673
Series 2006-C27 Class A1A, 5.749% 7/15/45 (n)		21,703,452	22,312,712
Series 2007-C31 Class C, 5.6711% 4/15/47 (n)		522,000	506,986
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5751% 11/15/43 (h)(n)(o)		$ 20,614,217	$ 558,006
Series 2012-LC5:
Class C, 4.693% 10/15/45 (n)		569,000	587,615
Class D, 4.7772% 10/15/45 (h)(n)		1,621,000	1,605,471
Series 2013-LC12 Class C, 4.3013% 7/15/46 (n)		600,000	597,456
Series 2015-SG1 Class ASB, 3.381% 12/15/47		9,000,000	9,280,949
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		325,000	270,050
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	386,167
Class D, 5.549% 3/15/44 (h)(n)		800,000	854,287
Class E, 5% 3/15/44 (h)		890,000	856,920
Class F, 5% 3/15/44 (h)		693,000	570,839
Series 2011-C4:
Class D, 5.2658% 6/15/44 (h)(n)		408,000	436,609
Class E, 5.2658% 6/15/44 (h)(n)		439,432	458,950
Series 2011-C5:
Class C, 5.6346% 11/15/44 (h)(n)		260,000	285,216
Class D, 5.6346% 11/15/44 (h)(n)		600,000	656,164
Class E, 5.6346% 11/15/44 (h)(n)		1,410,000	1,503,088
Class F, 5.25% 11/15/44 (h)(n)		933,000	903,371
Class G, 5.25% 11/15/44 (h)(n)		329,000	290,030
Class XA, 1.9616% 11/15/44 (h)(n)(o)		4,923,294	389,255
Series 2012-C10:
Class D, 4.4569% 12/15/45 (h)(n)		422,000	404,640
Class E, 4.4569% 12/15/45 (h)(n)		1,190,000	1,040,947
Class F, 4.4569% 12/15/45 (h)(n)		1,726,000	1,359,158
Series 2012-C6 Class D, 5.5612% 4/15/45 (h)(n)		540,000	558,332
Series 2012-C7:
Class C, 4.8388% 6/15/45 (n)		1,270,000	1,330,428
Class E, 4.8388% 6/15/45 (h)(n)		2,501,000	2,482,220
Class F, 4.5% 6/15/45 (h)		357,000	328,195
Class G, 4.5% 6/15/45 (h)		1,076,000	822,541
Series 2012-C8 Class D, 4.8753% 8/15/45 (h)(n)		650,000	680,150
Series 2013-C11:
Class D, 4.1805% 3/15/45 (h)(n)		870,000	829,203
Class E, 4.1805% 3/15/45 (h)(n)		1,750,000	1,489,002
Series 2013-C13 Class D, 4.1386% 5/15/45 (h)(n)		600,000	563,078
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9179% 11/15/29 (h)(n)		$ 1,054,900	$ 1,043,394
Class G, 3.2176% 11/15/29 (h)(n)		164,703	152,834
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,348,981,101)			1,364,361,739
Municipal Securities - 1.5%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,677,458
7.3% 10/1/39		18,415,000	25,490,780
7.5% 4/1/34		9,105,000	12,691,368
7.6% 11/1/40		12,540,000	18,395,177
7.625% 3/1/40		5,410,000	7,793,862
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,337,748
Series 2010 C1, 7.781% 1/1/35		13,950,000	14,170,829
Series 2012 B, 5.432% 1/1/42		3,285,000	2,647,119
6.314% 1/1/44		19,560,000	17,022,677
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	9,013,806
4.95% 6/1/23		16,725,000	17,003,639
5.1% 6/1/33		63,045,000	58,497,564
Series 2010 5, 6.2% 7/1/21		6,680,000	7,318,742
Series 2010-1, 6.63% 2/1/35		11,945,000	12,294,272
Series 2010-3:
5.547% 4/1/19		330,000	354,661
6.725% 4/1/35		17,810,000	18,434,953
7.35% 7/1/35		8,165,000	8,753,125
Series 2011:
4.961% 3/1/16		1,035,000	1,052,347
5.365% 3/1/17		395,000	408,549
5.665% 3/1/18		13,360,000	14,287,718
5.877% 3/1/19		44,605,000	48,723,826
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2013:
2.69% 12/1/17		$ 3,365,000	$ 3,352,583
3.14% 12/1/18		3,490,000	3,487,662
TOTAL MUNICIPAL SECURITIES (Cost $310,397,367)			307,210,465
Foreign Government and Government Agency Obligations - 1.1%

Arab Republic 5.875% 6/11/25 (h)		380,000	367,232
Argentine Republic:
7% 10/3/15		300,000	299,800
7% 4/17/17		21,130,000	20,081,130
8.28% 12/31/33		525,764	538,908
8.75% 6/2/17		1,645,000	1,657,319
Azerbaijan Republic 4.75% 3/18/24 (h)		760,000	725,800
Belarus Republic 8.95% 1/26/18		4,880,000	4,762,490
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,279,638
5.625% 1/7/41		14,565,000	12,962,850
7.125% 1/20/37		3,270,000	3,458,025
8.25% 1/20/34		3,535,000	4,144,788
Buenos Aires Province:
9.375% 9/14/18 (h)		1,210,000	1,188,825
9.95% 6/9/21		960,000	936,000
10.875% 1/26/21 (Reg. S)		3,645,000	3,590,325
City of Buenos Aires:
8.95% 2/19/21 (h)		1,860,000	1,920,450
9.95% 3/1/17 (h)		793,000	820,854
Colombian Republic:
5% 6/15/45		400,000	355,500
5.625% 2/26/44		550,000	534,188
6.125% 1/18/41		635,000	658,813
7.375% 9/18/37		745,000	877,238
10.375% 1/28/33		2,100,000	3,050,250
Congo Republic 4% 6/30/29 (f)		4,360,501	3,750,031
Costa Rican Republic:
4.25% 1/26/23 (h)		1,250,000	1,146,875
5.625% 4/30/43 (h)		490,000	396,900
7% 4/4/44 (h)		1,450,000	1,355,750
Croatia Republic:
5.5% 4/4/23 (h)		410,000	422,813
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic: - continued
6% 1/26/24 (h)		$ 600,000	$ 640,128
6.375% 3/24/21 (h)		760,000	820,002
6.625% 7/14/20 (h)		545,000	594,159
6.75% 11/5/19 (h)		350,000	382,604
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (h)		325,000	329,875
6.25% 10/4/20 (h)		1,355,000	1,371,938
6.25% 7/27/21 (h)		360,000	360,900
Dominican Republic:
1.25% 8/30/24 (n)		2,950,000	2,854,125
5.5% 1/27/25 (h)		710,000	702,900
5.875% 4/18/24		585,000	593,775
6.85% 1/27/45 (h)		1,395,000	1,384,538
7.45% 4/30/44 (h)		2,240,000	2,374,400
7.5% 5/6/21 (h)		1,880,000	2,075,050
El Salvador Republic 7.625% 2/1/41 (h)		250,000	236,250
Georgia Republic 6.875% 4/12/21 (h)		720,000	752,400
Hungarian Republic:
5.375% 3/25/24		594,000	649,362
5.75% 11/22/23		910,000	1,014,650
7.625% 3/29/41		1,100,000	1,499,542
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	2,400,000	2,659,496
3.375% 4/15/23 (h)		555,000	513,375
4.875% 5/5/21 (h)		490,000	510,825
5.25% 1/17/42 (h)		715,000	663,163
5.375% 10/17/23		400,000	420,000
5.875% 3/13/20 (h)		385,000	423,019
5.875% 3/13/20 (Reg. S)		2,450,000	2,691,938
6.625% 2/17/37 (h)		950,000	1,021,250
6.75% 1/15/44 (h)		490,000	542,087
7.75% 1/17/38 (h)		2,270,000	2,752,375
8.5% 10/12/35 (Reg. S)		2,060,000	2,657,400
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		2,560,000	2,608,128
7.125% 3/31/16 (Reg. S)		100,000	101,880
7.25% 4/15/19 (h)		2,685,000	2,763,603
8.25% 4/15/24 (h)		1,000,000	1,052,500
Ivory Coast 5.75% 12/31/32		3,150,000	2,835,504
Jamaican Government 7.875% 7/28/45		335,000	331,650
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Kazakhstan Republic:
5.125% 7/21/25 (h)		$ 915,000	$ 893,269
6.5% 7/21/45 (h)		645,000	622,425
Lebanese Republic:
4% 12/31/17		2,486,250	2,461,388
5.45% 11/28/19		575,000	574,713
Moroccan Kingdom 4.25% 12/11/22 (h)		600,000	604,020
Panamanian Republic:
6.7% 1/26/36		460,000	560,050
8.875% 9/30/27		335,000	469,000
9.375% 4/1/29		415,000	606,419
Peruvian Republic 4% 3/7/27 (f)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		665,000	962,588
9.5% 2/2/30		895,000	1,454,375
10.625% 3/16/25		260,000	414,050
Plurinational State of Bolivia:
5.95% 8/22/23 (h)		485,000	501,975
5.95% 8/22/23		55,000	56,925
Provincia de Cordoba 12.375% 8/17/17 (h)		1,990,000	2,014,875
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,100,000	1,068,595
Republic of Armenia:
6% 9/30/20 (h)		1,756,000	1,673,292
7.15% 3/26/25 (h)		720,000	688,464
Republic of Iceland 5.875% 5/11/22 (h)		560,000	635,085
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,055,728
Republic of Nigeria 5.125% 7/12/18 (h)		930,000	906,285
Republic of Serbia:
5.875% 12/3/18 (h)		1,430,000	1,505,504
6.75% 11/1/24 (h)		2,196,478	2,223,933
7.25% 9/28/21 (h)		1,450,000	1,638,245
Romanian Republic:
4.375% 8/22/23 (h)		706,000	735,864
6.125% 1/22/44 (h)		852,000	994,199
Russian Federation:
4.875% 9/16/23 (h)		1,135,000	1,085,491
5% 4/29/20 (h)		625,000	629,638
5.625% 4/4/42 (h)		400,000	362,521
5.875% 9/16/43 (h)		1,700,000	1,583,040
7.5% 3/31/30 (Reg. S)		535,625	627,120
12.75% 6/24/28 (Reg. S)		5,345,000	8,188,273
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
South African Republic:
5.875% 9/16/25		$ 1,235,000	$ 1,333,523
6.25% 3/8/41		500,000	550,190
Turkish Republic:
3.25% 3/23/23		245,000	223,163
4.875% 4/16/43		640,000	562,368
5.125% 3/25/22		315,000	324,986
5.625% 3/30/21		965,000	1,024,955
6.25% 9/26/22		680,000	743,936
6.75% 4/3/18		565,000	616,856
6.75% 5/30/40		975,000	1,082,601
6.875% 3/17/36		1,795,000	2,013,236
7% 3/11/19		685,000	761,446
7.25% 3/5/38		1,150,000	1,347,685
7.375% 2/5/25		1,170,000	1,372,995
7.5% 11/7/19		1,215,000	1,385,756
8% 2/14/34		570,000	712,728
11.875% 1/15/30		630,000	1,032,494
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		790,000	556,316
Ukraine Government:
7.8% 11/28/22 (h)		1,870,000	1,338,172
9.25% 7/24/17 (h)		1,595,000	1,139,628
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,152,546
3.25% 1/22/44	GBP	1,600,000	2,789,279
4.5% 9/7/34	GBP	1,835,000	3,701,097
United Mexican States:
4.6% 1/23/46		695,000	634,188
4.75% 3/8/44		13,812,000	12,879,690
5.55% 1/21/45		650,000	679,250
6.05% 1/11/40		1,366,000	1,529,920
6.75% 9/27/34		650,000	791,375
United Republic of Tanzania 6.3971% 3/9/20 (n)		205,000	202,950
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,130,000	1,473,238
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		7,620,000	6,057,900
9% 5/7/23 (Reg. S)		695,000	254,023
9.25% 9/15/27		1,250,000	523,750
9.25% 5/7/28 (Reg. S)		480,000	175,920
11.75% 10/21/26 (Reg. S)		1,115,000	461,053
11.95% 8/5/31 (Reg. S)		3,855,000	1,595,970
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Venezuelan Republic: - continued
12.75% 8/23/22		$ 2,000,000	$ 932,000
Vietnamese Socialist Republic:
1.2139% 3/12/16 (n)		256,522	252,995
4% 3/12/28 (f)		5,357,917	5,163,692
4.8% 11/19/24 (h)		1,000,000	960,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,712,522)			224,958,802
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,082)	EUR	65,000	74,655
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A	21,200	846,728
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,680,932
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	317,384
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		451,792
TOTAL COMMON STOCKS (Cost $5,726,831)		3,979,452
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 246,094
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	458,100
		704,194
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	391,500
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	680,340
Series D, 7.50%	5,942	145,520
Boston Properties, Inc. 5.25%	17,500	432,950
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	195,702
Series E, 6.625%	25,000	624,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	251,800
Corporate Office Properties Trust Series L, 7.375%	12,221	317,868
CYS Investments, Inc. Series B, 7.50%	21,700	479,787
DDR Corp. Series K, 6.25%	17,823	445,575
Digital Realty Trust, Inc. Series E, 7.00%	10,000	258,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	22,449	577,164
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,801
First Potomac Realty Trust 7.75%	15,000	381,000
Hersha Hospitality Trust Series B, 8.00%	13,844	353,160
Hospitality Properties Trust Series D, 7.125%	10,000	263,000
LaSalle Hotel Properties Series H, 7.50%	10,000	258,400
MFA Financial, Inc. Series B, 7.50%	22,500	552,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	253,800
Series S, 6.45%	21,000	547,050
Public Storage:
Series P, 6.50%	12,000	305,880
Series R, 6.35%	10,500	272,580
Series S, 5.90%	20,000	508,800
Realty Income Corp. Series F, 6.625%	12,000	318,960
Regency Centers Corp. Series 6, 6.625%	5,510	143,536
Retail Properties America, Inc. 7.00%	24,109	614,780
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	464,964
Stag Industrial, Inc. Series A, 9.00%	20,000	551,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	34,260	$ 880,482
Taubman Centers, Inc. Series J, 6.50%	11,338	288,325
		12,001,274
TOTAL PREFERRED STOCKS (Cost $12,416,231)		12,705,468
Bank Loan Obligations - 5.3%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (n)		$ 1,490,472	1,453,583
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (n)		4,635,496	4,380,544
Tranche 2LN, term loan 10% 11/27/21 (n)		1,594,000	1,442,570
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (n)		1,041,398	1,034,025
			8,310,722
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (n)		1,287,594	1,281,968
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (n)		1,284,463	1,277,399
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2506% 1/30/20 (n)		1,497,475	1,497,475
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (n)		1,087,423	1,085,477
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (n)		5,283,450	5,205,836
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (n)		3,932,240	3,956,817
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (n)		2,500,000	2,450,000
Tranche L 2LN, term loan 10.25% 8/13/23 (n)		1,000,000	980,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (n)		15,849,926	14,552,292
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (n)		$ 5,965,779	$ 5,921,035
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (n)		2,834,462	2,818,277
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (n)		915,000	905,850
Tranche B 2LN, term loan 8% 5/14/23 (n)		360,000	360,000
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (n)		745,236	741,510
			40,474,569
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (n)		3,524,276	3,387,710
American Casino & Entertainment Properties LLC Tranche B, term loan 5% 7/7/22 (n)		1,500,000	1,503,750
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (n)		5,515,708	5,532,255
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (n)		2,273,489	2,258,324
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (n)		2,856,793	2,852,508
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (n)		7,028,323	6,697,008
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (n)		17,116,415	14,834,284
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (n)		2,451,144	2,448,840
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (n)		1,573,000	1,569,068
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (n)		3,764,000	3,757,714
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (n)		2,305,000	2,305,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (n)		903,000	915,037
Tranche B 1LN, term loan 5% 2/1/20 (n)		4,617,678	4,614,815
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (n)		1,285,062	1,293,903
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (n)		3,037,000	3,037,000
Tranche B 1LN, term loan 3.5% 6/27/20 (n)		5,140,410	5,099,698
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (n)		$ 5,193,455	$ 5,196,726
5.5% 11/21/19 (n)		2,225,348	2,226,750
Graton Economic Development Authority Tranche B, term loan 4.75% 8/5/22 (n)		5,100,000	5,100,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (n)		6,905,978	6,890,854
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (n)		5,574,271	5,557,994
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (n)		3,682,168	3,685,445
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (n)		566,375	563,050
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (n)		3,020,000	2,994,511
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (n)		1,923,138	1,905,349
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (n)		5,332,010	5,278,690
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (n)		347,200	347,054
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (n)		2,572,141	2,568,926
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (n)		2,397,797	2,382,811
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (n)		3,398,622	3,415,615
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (n)		14,058,355	13,886,984
Tranche B, term loan 6% 10/18/20 (n)		511,404	505,364
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (n)		1,621,768	1,611,632
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (n)		3,044,898	3,037,286
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (n)		1,975,000	1,975,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (n)		2,131,182	1,502,483
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (n)		1,512,304	1,502,217
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (n)		501,980	490,268
			134,731,923
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (n)		$ 2,119,133	$ 2,099,277
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (n)		2,920,929	2,818,697
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (n)		2,992,500	2,956,979
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (n)		1,255,000	1,253,431
Tranche B 2LN, term loan 9.25% 7/8/23 (n)		465,000	459,769
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (n)		4,211,365	4,201,511
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (n)		1,493,381	1,479,253
Tranche F, term loan 3% 1/3/21 (n)		6,767,749	6,698,380
Tranche H, term loan 3.25% 8/24/21 (n)		1,000,000	996,940
Tranche I, term loan 3.5% 1/24/23 (n)		6,335,000	6,320,746
Clear Channel Communications, Inc. Tranche D, term loan 6.948% 1/30/19 (n)		14,695,000	12,949,969
CSC Holdings LLC Tranche B, term loan 2.698% 4/17/20 (n)		1,305,622	1,286,861
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (n)		6,471,811	4,081,836
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (n)		3,000,000	2,962,500
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (n)		1,497,475	1,493,731
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (n)		3,681,201	3,636,585
Tranche 2LN, term loan 7.5% 7/25/22 (n)		1,880,000	1,822,660
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (n)		1,620,000	1,572,745
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (n)		1,952,153	1,952,641
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (n)		1,853,591	1,848,957
Numericable LLC:
Tranche B 1LN, term loan 4% 7/20/22 (n)		1,000,000	995,140
Tranche B 1LN, term loan 4.5% 5/8/20 (n)		5,809,355	5,803,139
Tranche B 2LN, term loan 4.5% 5/8/20 (n)		5,025,944	5,020,566
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (n)		2,995,927	2,994,069
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (n)		1,000,000	998,750
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (n)		$ 10,885,086	$ 10,789,841
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (n)		2,577,423	2,557,293
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (n)		1,355,000	1,334,431
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (n)		1,013,348	1,001,046
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (n)		997,500	993,600
WMG Acquisition Corp. term loan 3.75% 7/1/20 (n)		1,480,466	1,449,628
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (n)		1,391,000	1,371,150
Tranche B 2LN, term loan 3.5% 1/15/22 (n)		897,000	884,200
Tranche B 3LN, term loan 3.5% 1/15/22 (n)		1,475,000	1,453,952
			95,622,299
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (n)		4,000,000	4,000,000
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (n)		3,292,869	3,278,875
6% 5/22/18 (n)		15,590,789	15,546,979
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (n)		6,132,790	6,046,931
			28,872,785
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (n)		4,500,000	4,477,500
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (n)		1,882,000	1,793,791
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (n)		1,646,368	1,628,884
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (n)		7,355,193	5,694,170
Party City Holdings, Inc. Tranche B, term loan 8/19/22 (s)		3,655,000	3,648,165
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (n)		1,344,958	1,341,596
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (n)		11,214,893	11,191,566
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)		$ 3,137,000	$ 2,670,371
Staples, Inc. Tranche B, term loan 4/24/21 (s)		3,000,000	2,985,000
			35,431,043
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (n)		1,474,714	1,405,889
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (n)		2,445,180	2,448,236
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (n)		4,026,009	4,026,009
			7,880,134
TOTAL CONSUMER DISCRETIONARY			358,800,816
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (n)		1,332,000	1,308,690
Tranche B 1LN, term loan 5.75% 11/13/21 (n)		6,357,861	6,353,919
			7,662,609
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (n)		3,736,436	3,732,625
Tranche B 3LN, term loan 5% 8/25/19 (n)		1,693,236	1,692,186
Tranche B 4LN, term loan 5.5% 8/25/21 (n)		15,960,260	15,956,270
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (n)		653,000	646,470
Tranche B 1LN, term loan 4.5% 9/26/19 (n)		5,968,867	5,941,828
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (n)		1,478,476	1,452,603
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (n)		1,129,000	1,120,533
Tranche B 1LN, term loan 4.75% 10/21/21 (n)		3,428,800	3,412,719
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (n)		6,695,838	6,695,838
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (n)		2,913,000	2,854,740
Tranche B 1LN, term loan 4.5% 6/30/21 (n)		3,400,867	3,362,607
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (n)		$ 2,378,000	$ 2,367,608
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (n)		1,118,958	1,121,577
			50,357,604
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (n)		1,481,000	1,486,554
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (n)		2,119,101	2,111,154
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (n)		1,070,000	1,069,668
Tranche B 2LN, term loan 8.5% 8/3/23 (n)		125,000	125,156
JBS U.S.A. LLC Tranche B, term loan 8/18/22 (s)		3,540,000	3,524,530
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (n)		480,696	479,696
			8,796,758
Household Products - 0.0%
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (n)		2,429,444	2,335,303
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5088% 9/3/21 (n)		289,703	289,040
Revlon Consumer Products Corp. term loan 4% 8/19/19 (n)		2,652,718	2,641,125
			2,930,165
TOTAL CONSUMER STAPLES			72,082,439
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (n)		8,938,420	6,435,663
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (n)		4,106,261	3,161,821
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (n)		6,113,277	5,058,737
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (n)		2,328,212	1,639,061
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (n)		$ 2,112,223	$ 1,522,554
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (n)		1,114,343	759,425
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (n)		417,737	325,835
			18,903,096
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (n)		978,701	972,281
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (n)		1,468,469	1,468,469
Chelsea Petroleum Products I LLC Tranche B, term loan 7/22/22 (s)		2,385,000	2,346,244
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (n)		4,612,000	3,973,238
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (n)		2,453,505	2,458,608
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (n)		533,313	531,479
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (n)		5,952,913	5,446,916
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (n)		1,937,824	1,908,155
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (n)		4,629,000	1,747,448
Tranche B 1LN, term loan 3.875% 9/30/18 (n)		1,833,674	1,603,328
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (n)		1,105,000	1,051,595
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (n)		5,856,496	5,622,236
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (n)		9,096,000	8,777,640
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (n)		521,367	517,889
Panda Sherman Power, LLC term loan 9% 9/14/18 (n)		3,767,028	3,578,677
Panda Temple Power, LLC term loan 7.25% 4/3/19 (n)		1,020,000	951,150
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (n)		6,895,944	5,062,795
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (n)		1,291,763	1,278,845
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (n)		$ 3,004,343	$ 2,343,388
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (n)		3,477,061	2,746,878
Tranche B, term loan 4.25% 10/1/18 (n)		727,481	571,072
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (n)		155,414	121,223
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (n)		1,717,327	1,640,047
Targa Resources Corp. term loan 5.75% 2/27/22 (n)		1,470,512	1,468,673
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (n)		1,804,221	1,805,718
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (n)		837,747	832,512
			60,826,504
TOTAL ENERGY			79,729,600
FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (n)		931,384	925,563
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (n)		2,505,000	2,436,113
Tranche B 1LN, term loan 4.75% 11/15/21 (n)		1,989,015	1,924,372
			5,286,048
Consumer Finance - 0.0%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (n)		2,000,000	1,998,760
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (n)		1,618,000	1,615,169
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (n)		634,249	604,122
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (n)		8,004,735	7,937,175
			10,156,466
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (n)		$ 2,500,000	$ 2,489,075
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (n)		690,000	681,665
			3,170,740
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/12/16 (n)		331,828	331,828
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (n)		1,882,000	1,886,705
Tranche B 1LN, term loan 11/4/21 (s)		500,000	494,585
Tranche B 1LN, term loan 5.5% 11/4/21 (n)		3,745,180	3,704,620
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (n)		16,957	16,788
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (n)		8,718,645	8,685,950
			15,120,476
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (n)		3,523,844	3,499,318
TOTAL FINANCIALS			39,231,808
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (n)		1,490,000	1,488,972
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (n)		1,150,000	1,143,100
Hill-Rom Holdings, Inc. Tranche B, term loan 7/30/22 (s)		1,500,000	1,500,315
			4,132,387
Health Care Providers & Services - 0.2%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (n)		2,426,568	2,423,851
Community Health Systems, Inc.:
Tranche F, term loan 3.5749% 12/31/18 (n)		997,500	996,253
Tranche G, term loan 3.75% 12/31/19 (n)		1,980,760	1,977,056
Tranche H, term loan 4% 1/27/21 (n)		7,019,240	7,032,015
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (n)		1,000,000	996,670
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (n)		1,882,000	1,898,468
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Dialysis Newco, Inc.: - continued
Tranche B 1LN, term loan 4.5% 4/23/21 (n)		$ 4,105,266	$ 4,088,147
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (n)		1,887,166	1,884,335
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (n)		2,152,000	2,184,280
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (n)		2,620,663	2,615,107
Tranche B 5LN, term loan 2.948% 3/31/17 (n)		4,331,954	4,321,688
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (n)		5,550,018	5,272,517
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (n)		5,635,000	5,596,964
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (n)		2,567,035	2,562,235
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (n)		455,448	449,400
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (n)		590,000	588,525
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (n)		227,855	227,570
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (n)		540,000	540,675
Tranche B 2LN, term loan 4.25% 7/3/19 (n)		1,638,661	1,633,204
			47,288,960
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (n)		7,100,141	7,012,525
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (n)		1,451,625	1,444,367
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (n)		730,000	730,460
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (n)		1,780,800	1,780,355
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (s)		3,000,000	2,999,460
Genoa, a QoL Healthcare Co. LLC:
Tranche 1LN, term loan 4.5% 4/30/22 (n)		1,510,000	1,507,176
Tranche 2LN, term loan 8.75% 4/30/23 (n)		1,000,000	1,000,000
Grifols, S.A. Tranche B, term loan 3.198% 2/27/21 (n)		1,486,474	1,483,263
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (n)		$ 1,065,000	$ 1,063,669
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (n)		2,625,000	2,615,156
Tranche B 1LN, term loan 4.25% 1/28/21 (n)		8,199,843	8,111,038
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (n)		3,811,711	3,807,899
Valeant Pharmaceuticals International, Inc.:
Tranche BD 2LN, term loan 3.5% 2/13/19 (n)		1,882,000	1,875,131
Tranche E, term loan 3.75% 8/5/20 (n)		1,882,000	1,875,526
			30,293,500
TOTAL HEALTH CARE			88,727,372
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (n)		509,394	506,633
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (n)		271,338	269,302
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (n)		2,017,819	2,014,449
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (n)		3,666,862	3,626,930
Tranche D, term loan 3.75% 6/4/21 (n)		6,073,277	6,004,953
			12,422,267
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (n)		1,985,000	1,968,465
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (n)		1,567,010	1,557,216
			3,525,681
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (n)		7,013,682	6,851,526
Tranche 2LN, term loan 7.75% 4/1/22 (n)		1,260,000	1,232,444
Jeld-Wen, Inc. Tranche B, term loan 5% 7/1/22 (n)		1,000,000	996,880
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Building Products - continued
LBM Borrower LLC Tranche B 1LN, term loan 7.5% 8/20/22 (n)		$ 6,615,000	$ 6,482,700
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (n)		872,582	862,547
			16,426,097
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (n)		3,598,919	3,562,930
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (n)		1,493,438	1,486,509
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (n)		4,886,176	4,389,399
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (n)		3,213,302	3,159,737
Tranche DD, term loan 4.0032% 11/8/20 (n)		750,389	737,880
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (n)		7,261,424	6,989,120
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (n)		2,145,000	2,131,594
Metal Services LLC Tranche B, term loan 6% 6/30/17 (n)		1,111,359	1,101,167
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (n)		612,889	607,784
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (n)		560,000	546,700
Tranche B 1LN, term loan 4% 12/18/20 (n)		4,421,612	4,349,053
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (n)		555,182	551,018
			29,612,891
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (n)		9,257,383	9,309,502
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (n)		3,250,000	3,266,250
			12,575,752
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (n)		1,374,691	1,361,810
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (n)		825,432	827,495
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Machinery - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (n)		$ 1,287,713	$ 1,260,349
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (n)		1,520,360	1,520,360
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (n)		2,973,548	2,969,206
Rexnord LLC Tranche B, term loan 4% 8/21/20 (n)		3,449,756	3,413,534
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (n)		1,120,356	1,071,340
			11,062,284
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (n)		2,205,718	2,197,446
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (n)		1,097,415	764,536
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (n)		2,036,582	2,031,491
			4,993,473
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (n)		2,125,000	2,122,875
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (n)		1,200,873	1,197,871
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (n)		285,000	283,575
Tranche B 1LN, term loan 5.5% 3/18/21 (n)		872,813	864,084
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (n)		1,995,000	1,994,003
			6,462,408
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (n)		1,123,254	1,112,022
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (n)		2,223,712	2,139,211
			3,251,233
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (n)		2,343,787	2,330,615
TOTAL INDUSTRIALS			104,024,511
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (n)		$ 1,752,721	$ 1,742,871
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (n)		1,785,000	1,772,166
			3,515,037
Electronic Equipment & Components - 0.1%
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (n)		660,672	659,020
CPI Acquisition, Inc. Tranche B, term loan 8/14/22 (s)		1,500,000	1,475,625
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)		4,955,498	4,808,617
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (s)		670,000	665,813
Tranche B 1LN, term loan 7/31/22 (s)		1,345,000	1,338,275
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (n)		4,330,000	4,091,850
			13,039,200
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (n)		4,084,908	4,064,484
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (n)		946,343	939,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (n)		748,221	744,951
			5,748,680
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (n)		1,482,550	1,426,584
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (n)		1,867,451	1,851,409
First Data Corp. term loan 3.7004% 3/24/17 (n)		7,113,000	7,089,883
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (n)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (n)		1,164,121	1,158,300
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (n)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (n)		880,553	874,503
			13,619,369
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (n)		$ 1,594,269	$ 1,592,276
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (n)		2,673,001	2,668,831
NXP BV Tranche D, term loan 3.25% 1/11/20 (n)		1,867,496	1,856,609
			6,117,716
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (n)		455,667	454,300
Tranche B 2LN, term loan 7.5% 1/23/22 (n)		116,000	115,246
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (n)		2,135,000	2,118,988
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (n)		671,591	613,948
5% 9/10/20 (n)		10,689,020	9,811,024
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (n)		3,000,000	2,988,210
Hyland Software, Inc. Tranche B 1LN, term loan 4.75% 7/1/22 (n)		180,000	179,494
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (n)		985,000	978,026
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (n)		12,974,594	13,179,982
Tranche B 1LN, term loan 4.5% 10/30/19 (n)		3,680,000	3,678,859
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (n)		3,726,134	3,629,887
Tranche 2LN, term loan 8% 4/9/22 (n)		1,693,000	1,640,805
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (n)		3,210,762	3,213,042
Tranche B 2LN, term loan 4% 7/8/22 (n)		520,179	520,549
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (n)		931,000	924,790
Tranche B 1LN, term loan 4.75% 11/12/21 (n)		923,934	922,086
			44,969,236
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (n)		$ 14,733,075	$ 14,645,119
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (n)		2,568,960	2,552,904
			17,198,023
TOTAL INFORMATION TECHNOLOGY			104,207,261
MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (n)		1,770,563	1,761,710
AgroFresh, Inc. Tranche B, term loan 5.75% 7/31/21 (n)		2,500,000	2,496,875
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (n)		1,117,357	1,106,183
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (n)		781,000	772,800
Tranche B 1LN, term loan 4.5% 6/12/21 (n)		625,180	623,505
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (n)		992,015	987,055
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (n)		751,971	706,853
Tranche B 1LN, term loan 4.5% 12/2/19 (n)		1,482,473	1,437,999
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (n)		2,210,890	2,199,836
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (n)		1,129,000	1,126,178
Tranche B 1LN, term loan 6% 12/5/21 (n)		4,108,355	4,094,222
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (n)		1,113,206	1,112,860
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (n)		2,135,000	2,125,222
Tranche B 2LN, term loan 8.5% 6/19/23 (n)		500,000	498,125
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (n)		4,104,375	4,124,897
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (n)		2,410,000	2,322,638
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (n)		1,620,000	1,615,140
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Chemicals - continued
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (n)		$ 512,923	$ 510,553
Univar, Inc. Tranche B, term loan 4% 7/1/22 (n)		1,235,000	1,225,738
			30,848,389
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (n)		2,408,602	2,409,349
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (n)		4,754,924	4,731,150
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (n)		1,129,000	1,115,825
Tranche B 1LN, term loan 4.5% 10/1/21 (n)		5,609,739	5,606,261
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)		3,552,000	3,520,920
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (n)		2,175,494	2,175,494
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (n)		730,000	727,810
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (n)		752,000	753,880
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (n)		3,519,049	3,328,422
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (n)		9,135,595	9,127,647
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (n)		2,708,667	2,674,808
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (n)		732,664	725,338
			36,896,904
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (n)		2,614,761	1,838,177
Tranche B 2LN, term loan 8.75% 12/19/20 (n)		1,296,000	874,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (n)		1,615,000	1,604,503
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (n)		3,596,880	3,106,805
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (n)		15,116,357	12,185,447
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (n)		1,700,010	1,685,135
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (n)		531,924	518,961
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (n)		$ 780,000	$ 709,153
Tranche B 2LN, term loan 7.5% 4/16/20 (n)		6,355,000	4,758,306
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (n)		752,000	682,440
Walter Energy, Inc. Tranche B, term loan 5.8% 4/1/18 (n)		4,707,000	1,908,877
			29,872,604
TOTAL MATERIALS			97,617,897
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (n)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (n)		12,993,045	13,041,769
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (n)		6,807,181	6,821,340
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (n)		2,992,500	2,983,523
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (n)		3,764,000	3,726,360
Tranche B 3LN, term loan 4% 8/1/19 (n)		2,742,000	2,737,887
Tranche B 4LN, term loan 4% 1/15/20 (n)		3,011,000	3,008,170
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (n)		163,000	162,865
Tranche B 1LN, term loan 4% 4/11/20 (n)		8,914,096	8,858,383
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (n)		3,724,000	3,337,635
Tranche B 1LN, term loan 4.75% 4/30/20 (n)		2,824,628	2,717,829
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (n)		1,000,000	971,250
			51,014,181
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (n)		1,501,379	1,494,893
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (n)		1,382,317	1,299,378
Tranche D-2, term loan 3.7818% 3/31/19 (n)		5,012,683	4,724,454
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (n)		$ 4,150,000	$ 4,072,188
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (n)		1,882,000	1,731,440
			13,322,353
TOTAL TELECOMMUNICATION SERVICES			64,336,534
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (n)		161,490	161,652
6.375% 8/13/19 (n)		2,444,528	2,446,972
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (n)		3,011,587	2,940,815
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (n)		3,589,368	3,409,900
Tranche C, term loan 5.25% 3/14/21 (n)		263,000	249,850
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (n)		6,215,916	6,200,376
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (n)		5,064,411	4,853,377
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (n)		3,042,000	3,042,000
InterGen NV Tranche B, term loan 5.5% 6/13/20 (n)		4,396,131	4,132,363
Longview Power LLC Tranche B, term loan 7% 4/13/21 (n)		2,000,000	2,002,500
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (n)		554,215	556,293
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (n)		2,006,000	2,000,985
TXU Energy LLC Tranche B, term loan 4.6741% 10/10/17 (d)(n)		1,088,000	490,840
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (n)		589,990	583,352
			33,071,275
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (n)		4,052,000	3,835,907
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - continued
Gas Utilities - continued
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (n)		$ 2,642,653	$ 2,191,209
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (n)		1,815,450	1,812,418
			7,839,534
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (n)		2,516,064	2,511,132
Tranche B 4LN, term loan 4% 10/31/20 (n)		3,727,081	3,714,856
Tranche B 5LN, term loan 3.5% 5/28/22 (n)		1,500,000	1,478,910
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (n)		2,653,000	2,653,000
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (n)		466,891	471,560
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (n)		2,799,716	2,624,734
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (n)		2,902,415	2,851,623
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 8/11/22 (s)		3,000,000	2,970,000
			19,275,815
TOTAL UTILITIES			60,186,624
TOTAL BANK LOAN OBLIGATIONS (Cost $1,092,574,461)			1,068,944,862
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (n)		904,290	886,205
Goldman Sachs 1.25% 12/14/19 (n)		775,000	759,500
Mizuho 1.25% 12/14/19 (n)		363,384	356,116
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,875,319)			2,001,821
Bank Notes - 1.2%
		Principal Amount (e)	Value
Bank of America NA:
1.65% 3/26/18		$ 22,324,000	$ 22,212,693
1.75% 6/5/18		84,682,000	84,232,169
5.3% 3/15/17		3,467,000	3,644,614
Barclays Bank PLC 2.5% 2/20/19		7,200,000	7,266,816
Capital One NA 1.65% 2/5/18		18,801,000	18,561,926
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	22,850,439
3.1% 6/4/20		22,584,000	22,536,641
8.7% 11/18/19		2,958,000	3,535,484
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,209,555
KeyBank NA 6.95% 2/1/28		1,977,000	2,523,678
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,309,889
Regions Bank 7.5% 5/15/18		24,647,000	27,954,430
Wachovia Bank NA 6% 11/15/17		2,243,000	2,450,439
TOTAL BANK NOTES (Cost $242,512,420)			245,288,773
Preferred Securities - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (i)(n)	EUR	2,150,000	2,343,384
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		1,725,000	1,627,629
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (i)(n)	EUR	2,150,000	2,299,559
FINANCIALS - 0.8%
Banks - 0.7%
BAC Capital Trust XIV 4% (i)(n)		1,245,000	967,734
Banco Do Brasil SA 9% (h)(i)(n)		1,415,000	1,147,484
Bank of America Corp.:
6.1% (i)(n)		3,225,000	3,238,216
6.25% (i)(n)		3,680,000	3,755,700
6.5% (i)(n)		3,000,000	3,159,795
Bank of Ireland 7.375% (Reg. S) (i)(n)	EUR	2,000,000	2,326,877
Barclays Bank PLC 7.625% 11/21/22		20,775,000	24,126,874
Barclays PLC:
6.625% (i)(n)		7,940,000	7,862,515
8.25% (i)(n)		5,470,000	5,897,920
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
BNP Paribas SA:
7.375% (h)(i)(n)		$ 3,830,000	$ 3,931,898
7.375% 12/29/49 (Reg. S) (n)		3,100,000	3,182,476
Citigroup, Inc.:
5.875% (i)(n)		4,305,000	4,378,134
5.95% (i)(n)		2,285,000	2,273,527
5.95% (i)(n)		6,945,000	6,787,466
6.3% (i)(n)		7,100,000	7,019,488
Credit Agricole SA:
6.625% (h)(i)(n)		14,035,000	13,938,915
6.625% (Reg. S) (i)(n)		2,850,000	2,830,489
8.125% 9/19/33 (Reg. S) (n)		2,500,000	2,861,487
JPMorgan Chase & Co.:
5.3% (i)(n)		3,245,000	3,260,582
6% (i)(n)		10,455,000	10,403,293
6.75% (i)(n)		10,085,000	10,697,020
Royal Bank of Scotland Group PLC:
7.5% (i)(n)		2,285,000	2,300,980
8% (i)(n)		1,140,000	1,169,689
Wells Fargo & Co. 5.875% (i)(n)		2,000,000	2,072,541
			129,591,100
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (h)(i)(n)		5,000,000	4,864,037
Deutsche Bank AG 7.5% (i)(n)		7,600,000	7,670,144
Goldman Sachs Group, Inc. 5.375% (i)(n)		3,250,000	3,245,271
UBS Group AG:
6.875% (Reg. S) (i)(n)		1,950,000	1,944,259
7.125% (Reg. S) (i)(n)		1,700,000	1,836,629
			19,560,340
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)		650,000	496,336
8.625% (Reg. S) (i)		200,000	152,719
			649,055
TOTAL FINANCIALS			149,800,495
Preferred Securities - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (h)(i)		$ 4,705,000	$ 3,369,267
7.5% (Reg. S) (i)		100,000	71,610
			3,440,877
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		2,100,000	1,035,971
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (i)(n)		2,700,000	2,764,547
TOTAL PREFERRED SECURITIES (Cost $163,665,548)			163,312,462
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $1,185,530,172)	1,185,530,172	1,185,530,172
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $110,825,000)	$ 110,825,462	110,825,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)	Value
Put Options - 0.0%
Option on a credit default swap with Morgan Stanley Capital Group, Inc. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.125% (Cost $172,578)	9/16/15	EUR	17,600,000	$ 206,315
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $21,131,127,040)		21,078,070,800
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(808,453,417)
NET ASSETS - 100%		$ 20,269,617,383
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 9/1/45	$ (700,000)	(703,008)
3% 9/1/45	(700,000)	(703,008)
3% 9/1/45	(2,100,000)	(2,109,023)
3% 9/1/45	(33,200,000)	(33,342,657)
3% 9/1/45	(12,950,000)	(13,005,645)
3% 9/1/45	(9,700,000)	(9,741,680)
3% 9/1/45	(27,500,000)	(27,618,165)
3% 9/1/45	(11,000,000)	(11,047,266)
3.5% 9/1/45	(21,300,000)	(22,072,123)
3.5% 9/1/45	(21,300,000)	(22,072,123)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(13,200,000)	(14,018,812)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(3,600,000)	(3,823,312)
4% 9/1/45	(28,000,000)	(29,736,874)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(10,000,000)	(10,832,812)
TOTAL FANNIE MAE		(346,389,752)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Freddie Mac
3% 9/1/45	$ (1,500,000)	$ (1,502,109)
3% 9/1/45	(3,200,000)	(3,204,500)
TOTAL FREDDIE MAC		(4,706,609)
Ginnie Mae
3.5% 9/1/45	(31,500,000)	(32,799,372)
3.5% 9/1/45	(20,000,000)	(20,824,998)
TOTAL GINNIE MAE		(53,624,370)
TOTAL TBA SALE COMMITMENTS (Proceeds $404,373,664)	$ (404,720,731)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	Sept. 2015	$ 1,313,218	$ (3,300)
21 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	3,572,005	(57,360)
2 OSE Japan 10 Year Bond Contracts (Japan)	Sept. 2015	2,440,879	20,099
64 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2015	6,879,659	(118,481)
TOTAL BOND INDEX CONTRACTS		$ 14,205,761	$ (159,042)
Treasury Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2015	1,924,905	80,165
96 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	20,973,000	(55,692)
24 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	2,866,500	(23,111)
50 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	7,920,313	(286,818)
TOTAL TREASURY CONTRACTS		$ 33,684,718	$ (285,456)
TOTAL PURCHASED		$ 47,890,479	$ (444,498)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	$ 515,370	$ (5,052)
20 ICE Long Gilt Contracts (United Kingdom)	Dec. 2015	3,596,561	19,791
112 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2015	19,051,124	22,345
TOTAL BOND INDEX CONTRACTS		$ 23,163,055	$ 37,084
Treasury Contracts
10 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,270,625	9,883
38 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	5,875,750	182,799
TOTAL TREASURY CONTRACTS		$ 7,146,375	$ 192,682
TOTAL SOLD		$ 30,309,430	$ 229,766
		$ 78,199,909	$ (214,732)
The face value of futures purchased as a percentage of net assets is 0.2%
The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
11/20/15	AUD	Credit Suisse Intl.	Sell	204,000	$ 149,743	$ 5,155
11/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	135,000	102,856	262
11/20/15	EUR	Credit Suisse Intl.	Buy	127,000	145,663	(2,968)
11/20/15	EUR	Credit Suisse Intl.	Buy	211,000	233,130	3,947
11/20/15	EUR	Credit Suisse Intl.	Buy	404,000	453,573	356
11/20/15	EUR	Credit Suisse Intl.	Sell	237,000	267,054	764
11/20/15	EUR	Credit Suisse Intl.	Sell	1,603,000	1,771,357	(29,753)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	194,000	226,297	(8,321)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	67,385,000	74,790,342	(922,557)
11/20/15	GBP	Credit Suisse Intl.	Buy	174,000	272,420	(5,534)
11/20/15	GBP	Credit Suisse Intl.	Buy	231,000	354,868	(553)
11/20/15	GBP	Credit Suisse Intl.	Sell	288,000	453,631	11,888
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	33,946,000	52,958,340	890,873
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	14,350,000	115,567	(2,940)
						$ (59,381)

For the period, the average contract value for foreign currency contracts was $177,993,164. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,600,000	$ (8,869)	$ 30,763	$ 21,894
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(78,250)	8,252	(69,998)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(6,470)	(28,271)	(34,741)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(1,008)	(1,718)	(2,726)
Standard Chartered Bank		Sep. 2020	Citibank, N.A.	(1%)	EUR	2,700,000	155,943	(145,356)	10,587
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(57,598)	(53,854)	(111,452)
TOTAL BUY PROTECTION							3,748	(190,184)	(186,436)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	342,816	(369,344)	(26,528)
Italy Republic Of	A2	Sep. 2020	JPMorgan Chase Bank, N.A.	1%		2,800,000	(13,065)	21,241	8,176
Pemex Project Funding Master Trust	A3	Sep. 2020	Barclays Bank PLC	1%		3,550,000	(191,039)	170,506	(20,533)
TOTAL SELL PROTECTION							138,712	(177,597)	(38,885)
TOTAL CREDIT DEFAULT SWAPS							$ 142,460	$ (367,781)	$ (225,321)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/(Depreciation)
LCH	Sep. 2020	$ 35,400,000	3-month LIBOR	2.25%	$ (657,215)	$ 0	$ (657,215)
LCH	Sep. 2025	20,500,000	3-month LIBOR	2.75%	(686,088)	0	(686,088)
LCH	Sep. 2045	8,700,000	3-month LIBOR	3%	(543,452)	0	(543,452)
TOTAL INTEREST RATE SWAPS					$ (1,886,755)	$ 0	$ (1,886,755)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,370,236,323 or 11.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $873,986.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,713,112.

(m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $182,501.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) The coupon rate will be determined upon settlement of the loan after period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$110,825,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 110,825,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 913,060
Fidelity Floating Rate Central Fund	17,840,584
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 23,016,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,208	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,107	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 846,728	$ 846,728	$ -	$ -
Financials	12,705,468	12,459,374	246,094	-
Materials	2,680,932	2,680,932	-	-
Telecommunication Services	451,792	317,384	-	134,408
Corporate Bonds	8,951,784,547	-	8,951,772,409	12,138
U.S. Government and Government Agency Obligations	3,844,418,792	-	3,844,418,792	-
U.S. Government Agency - Mortgage Securities	2,844,544,800	-	2,844,544,800	-
Asset-Backed Securities	153,200,820	-	149,424,222	3,776,598
Collateralized Mortgage Obligations	594,721,855	-	594,721,855	-
Commercial Mortgage Securities	1,364,361,739	-	1,363,122,289	1,239,450
Municipal Securities	307,210,465	-	307,210,465	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 224,958,802	$ -	$ 223,345,807	$ 1,612,995
Supranational Obligations	74,655	-	74,655	-
Bank Loan Obligations	1,068,944,862	-	1,057,929,638	11,015,224
Sovereign Loan Participations	2,001,821	-	-	2,001,821
Bank Notes	245,288,773	-	245,288,773	-
Preferred Securities	163,312,462	-	163,312,462	-
Money Market Funds	1,185,530,172	1,185,530,172	-	-
Cash Equivalents	110,825,000	-	110,825,000	-
Purchased Swaptions	206,315	-	206,315	-
Total Investments in Securities:	$ 21,078,070,800	$ 1,201,834,590	$ 19,856,443,576	$ 19,792,634
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 913,245	$ -	$ 913,245	$ -
Futures Contracts	335,082	335,082	-	-
Swaps	498,759	-	498,759	-
Total Assets	$ 1,747,086	$ 335,082	$ 1,412,004	$ -
Liabilities
Foreign Currency Contracts	$ (972,626)	$ -	$ (972,626)	$ -
Futures Contracts	(549,814)	(549,814)	-	-
Swaps	(2,243,054)	-	(2,243,054)	-
Total Liabilities	$ (3,765,494)	$ (549,814)	$ (3,215,680)	$ -
Total Other Derivative Instruments:	$ (2,018,408)	$ (214,732)	$ (1,803,676)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (404,720,731)	$ -	$ (404,720,731)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 206,315	$ -
Swaps (d)	498,759	(356,299)
Total Credit Risk	705,074	(356,299)
Foreign Exchange Risk
Foreign Currency Contracts (a)	913,245	(972,626)
Interest Rate Risk
Futures Contracts (b)	335,082	(549,814)
Swaps (d)	-	(1,886,755)
Total Interest Rate Risk	335,082	(2,436,569)
Total Value of Derivatives	$ 1,953,401	$ (3,765,494)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
United Kingdom	2.6%
Mexico	1.8%
Luxembourg	1.2%
Others (Individually Less Than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $108,651,950 and repurchase agreements of $110,825,000) - See accompanying schedule: Unaffiliated issuers (cost $19,945,596,868)	$ 19,892,540,628
Fidelity Central Funds (cost $1,185,530,172)	1,185,530,172
Total Investments (cost $21,131,127,040)		$ 21,078,070,800
Cash		4,601,208
Foreign currency held at value (cost $1,296,971)		1,290,124
Receivable for investments sold		153,384,612
Receivable for TBA sale commitments		404,373,664
Unrealized appreciation on foreign currency contracts		913,245
Receivable for fund shares sold		27,302,194
Dividends receivable		242,549
Interest receivable		158,024,967
Distributions receivable from Fidelity Central Funds		188,651
Bi-lateral OTC swaps, at value		498,759
Other receivables		112,232
Total assets		21,829,003,005

Liabilities
Payable for investments purchased
Regular delivery	$ 68,454,513
Delayed delivery	790,446,815
TBA sale commitments, at value	404,720,731
Unrealized depreciation on foreign currency contracts	972,626
Payable for fund shares redeemed	173,044,860
Distributions payable	2,134,426
Bi-lateral OTC swaps, at value	356,299
Accrued management fee	5,298,334
Distribution and service plan fees payable	313,760
Payable for daily variation margin for derivative instruments	17,256
Other affiliated payables	2,448,328
Other payables and accrued expenses	352,674
Collateral on securities loaned, at value	110,825,000
Total liabilities		1,559,385,622

Net Assets		$ 20,269,617,383
Net Assets consist of:
Paid in capital		$ 20,225,298,052
Undistributed net investment income		36,361,125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,760,134
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(55,801,928)
Net Assets		$ 20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($852,242,899 ÷ 80,933,467 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class T:
Net Asset Value and redemption price per share ($101,673,134 ÷ 9,671,869 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class B:
Net Asset Value and offering price per share ($3,305,036 ÷ 313,709 shares)A	$ 10.54

Class C:
Net Asset Value and offering price per share ($139,264,398 ÷ 13,223,547 shares)A	$ 10.53

Total Bond:
Net Asset Value, offering price and redemption price per share ($17,359,293,916 ÷ 1,648,977,386 shares)	$ 10.53

Class I:
Net Asset Value, offering price and redemption price per share ($1,266,870,294 ÷ 120,521,809 shares)	$ 10.51

Class Z:
Net Asset Value, offering price and redemption price per share ($546,967,706 ÷ 52,032,071 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015

Investment Income
Dividends		$ 6,479,130
Interest		612,468,413
Income from Fidelity Central Funds		23,016,733
Total income		641,964,276

Expenses
Management fee	$ 57,874,540
Transfer agent fees	19,640,595
Distribution and service plan fees	3,324,779
Fund wide operations fee	7,291,490
Independent trustees' compensation	75,099
Miscellaneous	43,573
Total expenses before reductions	88,250,076
Expense reductions	(7,127)	88,242,949
Net investment income (loss)		553,721,327
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,436,511
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,043,666
Futures contracts	1,751,878
Swaps	(3,476,434)
Total net realized gain (loss)		353,243,022
Change in net unrealized appreciation (depreciation) on: Investment securities	(775,667,108)
Assets and liabilities in foreign currencies	(5,291,385)
Futures contracts	(421,238)
Swaps	(1,389,874)
Delayed delivery commitments	206,650
Total change in net unrealized appreciation (depreciation)		(782,562,955)
Net gain (loss)		(429,319,933)
Net increase (decrease) in net assets resulting from operations		$ 124,401,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,721,327	$ 415,512,458
Net realized gain (loss)	353,243,022	77,368,067
Change in net unrealized appreciation (depreciation)	(782,562,955)	416,914,720
Net increase (decrease) in net assets resulting from operations	124,401,394	909,795,245
Distributions to shareholders from net investment income	(523,227,512)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(575,596,385)	(520,202,549)
Share transactions - net increase (decrease)	4,814,116,048	3,089,248,773
Total increase (decrease) in net assets	4,362,921,057	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $36,361,125 and undistributed net investment income of $23,414,948, respectively)	$ 20,269,617,383	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsD, F
Expenses before reductions	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 852,243	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Income from Investment Operations
Net investment income (loss)C	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.28	$ 11.03
Total ReturnA, B	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,673	$ 57,972	$ 52,848	$ 59,896	$ 60,500
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Income from Investment Operations
Net investment income (loss)C	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$ 10.54	$ 10.78	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,305	$ 4,460	$ 7,112	$ 11,515	$ 9,225
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,264	$ 83,818	$ 79,711	$ 102,385	$ 63,867
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)B	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.47	$ 11.29	$ 11.04
Total ReturnA	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,359,294	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Income from Investment Operations
Net investment income (loss)B	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.27	$ 11.02
Total ReturnA	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,266,870	$ 573,410	$ 244,911	$ 596,238	$ 531,451
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class Z

Year ended August 31,	2015 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss)D	.234
Net realized and unrealized gain (loss)	(.167)
Total from investment operations	.067
Distributions from net investment income	(.217)
Net asset value, end of period	$ 10.51
Total ReturnB, C	.59%
Ratios to Average Net AssetsE, H
Expenses before reductions	.36%A
Expenses net of fee waivers, if any	.36%A
Expenses net of all reductions	.36%A
Net investment income (loss)	3.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,968
Portfolio turnover rateF	140%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

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Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 345,834,958
Gross unrealized depreciation	(409,484,462)
Net unrealized appreciation (depreciation) on securities	$ (63,649,504)
Tax Cost	$ 21,141,720,304

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 46,977,149
Undistributed long-term capital gain	$ 64,917,805
Net unrealized appreciation (depreciation) on securities and other investments	$ (67,484,185)

At period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 565,758,842	$ 392,171,286
Long-term Capital Gains	9,837,543	128,031,263
Total	$ 575,596,385	$ 520,202,549

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ 170,483	63,753
Swaps	(135,206)	128,070
Total Credit Risk	35,277	191,823
Foreign Exchange Risk
Foreign Currency Contracts	20,954,439	(5,376,167)

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,751,878	(421,238)
Swaps	(3,341,228)	(1,517,944)
Total Interest Rate Risk	(1,589,350)	(1,939,182)
TotalsA	$ 19,400,366	$ (7,123,526)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

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Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $7,860,792,369 and $2,304,473,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,905,468	$ 92,792
Class T	-%	.25%	199,114	263
Class B	.65%	.25%	35,423	25,610
Class C	.75%	.25%	1,184,774	414,221
			$ 3,324,779	$ 532,886

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 110,705
Class T	18,730
Class B*	3,938
Class C*	29,613
$ 162,986

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,171,236.15
Class T	135,484.17
Class B	8,031.20
Class C	207,015.17
Total Bond	16,555,477.10
Class I	1,553,662.15
Class Z	9,690	.01*
	$ 19,640,595

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage-Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain (loss) of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit - continued

purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25,772 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $979,154.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,942.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015 A	2014
From net investment income
Class A	$ 19,261,143	$ 13,954,534
Class T	1,998,555	1,278,101
Class B	71,894	98,704

Annual Report

10. Distributions to Shareholders - continued

Years ended August 31,	2015 A	2014
From net investment income
Class C	$ 2,070,818	$ 1,370,977
Total Bond	468,456,666	365,495,794
Class I	28,443,167	9,973,176
Class Z	2,925,269	-
Total	$ 523,227,512	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Class I	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class A
Shares sold	46,571,257	26,077,273	$ 499,377,221	$ 277,129,495
Reinvestment of distributions	1,930,629	1,748,624	20,670,065	18,500,215
Shares redeemed	(26,903,901)	(17,864,267)	(288,269,536)	(188,866,328)
Net increase (decrease)	21,597,985	9,961,630	$ 231,777,750	$ 106,763,382
Class T
Shares sold	6,974,914	2,788,455	$ 74,605,782	$ 29,566,996
Reinvestment of distributions	199,988	156,306	2,136,905	1,651,554
Shares redeemed	(2,893,126)	(2,607,297)	(30,963,185)	(27,459,813)
Net increase (decrease)	4,281,776	337,464	$ 45,779,502	$ 3,758,737
Class B
Shares sold	54,717	54,926	$ 586,026	$ 586,880
Reinvestment of distributions	6,657	13,145	71,357	138,775
Shares redeemed	(161,541)	(332,831)	(1,731,933)	(3,513,622)
Net increase (decrease)	(100,167)	(264,760)	$ (1,074,550)	$ (2,787,967)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class C
Shares sold	8,235,348	3,017,051	$ 88,316,556	$ 32,060,704
Reinvestment of distributions	196,619	175,726	2,104,956	1,856,402
Shares redeemed	(2,989,581)	(3,020,982)	(31,990,728)	(31,912,884)
Net increase (decrease)	5,442,386	171,795	$ 58,430,784	$ 2,004,222
Total Bond
Shares sold	1,119,099,210	472,537,567	$ 12,023,173,893	$ 5,013,051,437
Reinvestment of distributions	46,138,120	43,741,412	493,997,692	463,024,654
Shares redeemed	(866,846,007)	(266,060,657)	(9,307,894,830)	(2,814,029,450)
Net increase (decrease)	298,391,323	250,218,322	$ 3,209,276,755	$ 2,662,046,641
Class I
Shares sold	96,458,549	37,515,573	$ 1,031,052,872	$ 397,915,160
Reinvestment of distributions	2,698,883	1,097,010	28,838,468	11,632,287
Shares redeemed	(31,950,235)	(8,713,037)	(340,167,664)	(92,083,689)
Net increase (decrease)	67,207,197	29,899,546	$ 719,723,676	$ 317,463,758
Class Z
Shares sold	56,087,638	-	$ 592,975,149	$ -
Reinvestment of distributions	276,639	-	2,920,079	-
Shares redeemed	(4,332,206)	-	(45,693,097)	-
Net increase (decrease)	52,032,071	-	$ 550,202,131	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 24% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversee 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class I	10/12/15	10/09/15	$0.059

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015 $74,755,347, or, if subsequently determined to be different, the net capital gain of such year.

A total of 12.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $322,364,085 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ATBI-UANN-1015
1.804580.111
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity®

Total Bond

Fund

Fidelity Advisor® Total Bond Fund - Class Z

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 (Advisors and Investment Professionals) or 1-800-835-5095 (plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years A
Class Z	0.82%	3.75%	4.82%

A A The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class Z on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote A above for additional information regarding the performance of the Class Z.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Ford O'Neil: For the year, the fund's share classes (excluding sales charges, if applicable) lagged the Barclays Aggregate index. I continued to take the investment approach I've used since I began managing the fund in 2004, because I think it is the best way to achieve my goal of beating our primary benchmark over longer periods of time. I have ultimate authority and accountability for asset allocations decisions, as well as for securities selection in the investment-grade portion of the fund. I also tap the best ideas of Fidelity's fixed-income specialists. Since we don't chase yield, we believe it's important to fully understand the risk/return profile of each of our investments to ensure we're assuming a reasonable trade-off by owning them. Sector selection detracted most from relative performance, especially underweighting comparatively strong U.S. Treasuries and overweighting the lagging high-yield corporate, emerging-markets debt and investment-grade credit sectors. Conversely, good picks among both high-yield and investment-grade corporate securities was a plus, as was yield-curve positioning. However, security selection among government-related bonds hurt, particularly holdings in taxable municipal bonds issued by Illinois and Chicago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.75%
Actual		$ 1,000.00	$ 987.40	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.77%
Actual		$ 1,000.00	$ 987.30	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.44%
Actual		$ 1,000.00	$ 984.90	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class C	1.51%
Actual		$ 1,000.00	$ 983.60	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Total Bond	.45%
Actual		$ 1,000.00	$ 989.80	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 988.60	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class Z	.36%
Actual		$ 1,000.00	$ 989.30	$ 1.81
Hypothetical A		$ 1,000.00	$ 1,023.39	$ 1.84

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combine investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
AAA 3.1%	AAA 3.9%
AA 2.3%	AA 2.1%
A 13.0%	A 9.4%
BBB 25.4%	BBB 22.7%
BB and Below 16.8%	BB and Below 15.7%
Not Rated 1.4%	Not Rated 1.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.8	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*	As of February 28, 2015**
Corporate Bonds 44.2%	Corporate Bonds 37.7%
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
Asset-Backed Securities 0.8%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 7.1%	CMOs and Other Mortgage Related Securities 7.2%
Municipal Bonds 1.5%	Municipal Bonds 1.5%
Stocks 0.1%	Stocks 0.3%
Other Investments 8.4%	Other Investments 7.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

* Foreign investments	11.4%	** Foreign investments	10.2%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.2)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		$ 3,045,000	$ 3,303,825
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		1,940,000	1,935,150
Tupy Overseas SA 6.625% 7/17/24 (h)		530,000	501,513
			5,740,488
Automobiles - 1.2%
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,547,035
General Motors Co.:
3.5% 10/2/18		9,215,000	9,344,563
5.2% 4/1/45		4,250,000	3,990,278
6.25% 10/2/43		1,543,000	1,651,376
General Motors Financial Co., Inc.:
2.4% 4/10/18		40,000,000	39,523,760
2.625% 7/10/17		2,955,000	2,980,310
3% 9/25/17		6,726,000	6,757,955
3.15% 1/15/20		27,252,000	26,908,053
3.2% 7/13/20		20,200,000	19,930,209
3.25% 5/15/18		4,810,000	4,836,893
3.5% 7/10/19		10,761,000	10,844,064
4% 1/15/25		18,085,000	17,106,113
4.25% 5/15/23		5,420,000	5,325,670
4.375% 9/25/21		47,963,000	48,394,763
4.75% 8/15/17		5,050,000	5,236,244
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (h)		33,222,000	33,219,907
			243,597,193
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,220,062
4.25% 6/15/23		8,466,000	8,681,705
			9,901,767
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (h)		5,650,000	4,491,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		2,165,000	1,813,188
Eldorado Resorts, Inc. 7% 8/1/23 (h)		1,060,000	1,052,050
ESH Hospitality, Inc. 5.25% 5/1/25 (h)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	139,050
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		5,000,000	5,137,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
InterContinental Hotel Group PLC 3.75% 8/14/25 (Reg. S)	GBP	1,650,000	$ 2,493,392
LTF Merger Sub, Inc. 8.5% 6/15/23 (h)		4,070,000	3,968,250
MCE Finance Ltd. 5% 2/15/21 (h)		10,530,000	9,634,950
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,755,125
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23 (h)		540,000	534,600
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	6,889,400
7% 1/1/22 (h)		7,445,000	7,612,513
10% 12/1/22		10,060,000	9,230,050
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,281,850
Times Square Hotel Trust 8.528% 8/1/26 (h)		740,700	897,563
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,500,000	2,275,947
Wynn Macau Ltd. 5.25% 10/15/21 (h)		14,650,000	13,441,375
			76,715,553
Household Durables - 0.2%
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,920,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,026,719
8.25% 2/15/21 (n)		3,885,000	3,996,694
Standard Pacific Corp. 5.875% 11/15/24		1,775,000	1,819,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		1,495,000	1,498,738
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	565,013
5.875% 6/15/24		415,000	408,775
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,990,611
7% 8/15/22		10,230,000	10,562,475
			29,788,869
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (h)		5,000,000	4,950,000
Media - 2.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,280,039
6.15% 2/15/41		11,572,000	13,012,240
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
7.75% 12/1/45		$ 3,932,000	$ 5,328,352
Altice SA:
5.375% 7/15/23 (h)		2,560,000	2,534,400
7.625% 2/15/25 (h)		9,805,000	9,314,750
7.75% 5/15/22 (h)		20,575,000	20,060,625
7.75% 7/15/25 (h)		1,795,000	1,718,713
7.75% 7/15/25 (h)		1,610,000	1,569,750
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	625,349
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,127,175
5.125% 5/1/23 (h)		4,370,000	4,370,000
5.875% 5/1/27 (h)		7,115,000	6,972,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (h)		20,419,000	20,310,555
4.908% 7/23/25 (h)		20,419,000	20,278,885
6.484% 10/23/45 (h)		20,419,000	20,709,195
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,490,825
6.875% 6/15/18		2,270,000	1,974,900
9% 12/15/19		9,000,000	8,471,250
10% 1/15/18		4,260,000	3,093,825
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,383,218
Columbus International, Inc. 7.375% 3/30/21 (h)		11,476,000	12,078,490
Comcast Corp.:
3.6% 3/1/24		24,000,000	24,468,240
4.6% 8/15/45		33,362,000	33,903,599
4.95% 6/15/16		2,344,000	2,420,841
6.45% 3/15/37		2,196,000	2,728,947
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,647,550
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,665,985
6.35% 6/1/40		6,392,000	6,613,681
DISH DBS Corp. 5.875% 11/15/24		6,760,000	6,160,050
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (h)		850,000	798,745
4.875% 4/11/22 (h)		565,000	572,063
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	2,418,763
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (n)		$ 6,521,000	$ 7,173,100
MDC Partners, Inc. 6.75% 4/1/20 (h)		4,985,000	4,941,381
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(n)		13,130,000	13,261,300
Midcontinent Communications & Midcontinent Finance Corp. 6.875% 8/15/23 (h)		4,530,000	4,563,975
Myriad International Holding BV 6% 7/18/20 (h)		515,000	551,299
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,007,912
Numericable Group SA:
4.875% 5/15/19 (h)		2,352,000	2,366,700
6% 5/15/22 (h)		5,000,000	5,000,000
6.25% 5/15/24 (h)		1,490,000	1,489,538
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,460,000	1,543,950
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,676,129
3.85% 9/29/24		11,394,000	11,200,929
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,384,549
4.5% 9/15/42		34,498,000	27,566,800
5.5% 9/1/41		12,973,000	11,685,585
5.85% 5/1/17		3,419,000	3,626,913
5.875% 11/15/40		16,544,000	15,610,786
6.55% 5/1/37		38,302,000	38,463,749
6.75% 7/1/18		13,763,000	15,246,927
7.3% 7/1/38		23,728,000	25,119,434
8.25% 4/1/19		24,391,000	28,489,859
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,192,514
6.2% 3/15/40		11,792,000	13,150,391
6.5% 11/15/36		9,243,000	10,649,480
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,250,000	2,126,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (h)		2,750,000	2,688,125
Univision Communications, Inc.:
5.125% 5/15/23 (h)		3,000,000	2,955,000
5.125% 2/15/25 (h)		2,805,000	2,720,850
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,468,913
VTR Finance BV 6.875% 1/15/24 (h)		1,730,000	1,704,050
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (h)(n)		$ 215,000	$ 210,378
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	2,994,750
WMG Acquisition Corp.:
6% 1/15/21 (h)		1,585,000	1,616,700
6.75% 4/15/22 (h)		3,265,000	3,118,075
			564,669,991
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.75% 3/1/23 (h)		2,240,000	2,346,400
JC Penney Corp., Inc.:
5.65% 6/1/20		12,290,000	11,245,350
7.4% 4/1/37		8,835,000	7,001,738
8.125% 10/1/19		6,040,000	6,130,600
			26,724,088
Specialty Retail - 0.0%
Hot Topic, Inc. 9.25% 6/15/21 (h)		4,395,000	4,438,950
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (h)		1,600,000	1,624,000
TOTAL CONSUMER DISCRETIONARY			968,150,899
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,421,950
4.25% 5/1/23		5,205,000	5,236,230
6% 5/1/22		23,545,000	25,958,363
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,297,465
2.75% 4/1/23 (h)		7,651,000	7,322,734
JB y Co. SA de CV 3.75% 5/13/25 (h)		565,000	544,623
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,515,674
			59,297,039
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,776,730
2.25% 12/5/18		8,524,000	8,602,242
2.8% 7/20/20		15,202,000	15,356,133
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Health Corp.: - continued
3.5% 7/20/22		$ 8,944,000	$ 9,137,351
4% 12/5/23		8,525,000	8,881,209
ESAL GmbH 6.25% 2/5/23 (h)		18,310,000	17,806,475
Minerva Luxmbourg SA:
7.75% 1/31/23 (h)		10,040,000	9,814,100
7.75% 1/31/23 (Reg. S)		1,030,000	1,006,825
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,071,644
7.75% 11/15/22		1,300,000	1,345,500
Tesco PLC 5% 3/24/23	GBP	2,500,000	3,830,381
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)		5,155,000	5,129,225
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,760,045
2.7% 11/18/19		8,473,000	8,477,355
3.3% 11/18/21		10,050,000	9,945,229
3.8% 11/18/24		7,676,000	7,499,360
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,160,877
			130,600,681
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,578,239
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,199,750
Gruma S.A.B. de CV 4.875% 12/1/24 (h)		625,000	656,875
JBS Investments GmbH:
7.25% 4/3/24 (h)		13,050,000	13,082,625
7.75% 10/28/20 (h)		6,470,000	6,900,255
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)		1,155,000	1,120,350
5.875% 7/15/24 (h)		6,410,000	6,385,963
7.25% 6/1/21 (h)		2,730,000	2,849,438
8.25% 2/1/20 (h)		1,510,000	1,591,163
Sigma Alimentos SA de CV 6.875% 12/16/19 (h)		575,000	642,563
			40,007,221
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,204,018
4% 1/31/24		6,408,000	6,508,266
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42		$ 9,573,000	$ 8,553,849
4.75% 5/5/21		7,000,000	7,544,733
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (h)		8,743,000	8,702,065
2.95% 7/21/20 (h)		20,000,000	19,854,640
3.75% 7/21/22 (h)		20,300,000	20,101,385
4.25% 7/21/25 (h)		22,467,000	22,263,179
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,402,692
3.25% 6/12/20		6,084,000	6,160,525
3.25% 11/1/22		7,368,000	7,164,687
4% 6/12/22		11,386,000	11,689,517
4.45% 6/12/25		24,787,000	25,442,542
4.75% 11/1/42		31,385,000	29,064,173
5.7% 8/15/35		4,237,000	4,488,326
5.85% 8/15/45		35,690,000	38,564,687
6.15% 9/15/43		4,511,000	4,938,611
6.75% 6/15/17		3,719,000	4,023,471
7.25% 6/15/37		5,056,000	6,079,754
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,894,720
			254,645,840
TOTAL CONSUMER STAPLES			484,550,781
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	10,276,628
5.35% 3/15/20 (h)		8,816,000	8,566,895
5.85% 5/21/43 (h)(n)		6,758,000	5,169,870
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,860,225
5% 10/1/21		7,366,000	7,531,897
6.5% 4/1/20		738,000	819,197
Ensco PLC:
5.2% 3/15/25		7,885,000	7,046,241
5.75% 10/1/44		7,801,000	5,876,688
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,568,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Partners LP/EXLP Finance Corp.: - continued
6% 10/1/22		$ 995,000	$ 791,025
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,353,400
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,704,500
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	1,172,115
5.95% 4/1/25		7,570,000	6,675,294
6.95% 4/1/45		7,307,000	5,913,460
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		2,790,000	2,148,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,195,579
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,051,463
Transocean, Inc.:
3% 10/15/17 (n)		1,000,000	920,000
5.55% 12/15/16 (n)		7,572,000	7,592,823
Unit Corp. 6.625% 5/15/21		2,350,000	2,023,938
			96,257,538
Oil, Gas & Consumable Fuels - 5.8%
Afren PLC:
6.625% 12/9/20 (d)(h)		1,375,000	41,250
10.25% 4/8/19 (Reg. S) (d)		2,075,000	72,625
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8037% 8/1/19 (h)(n)		4,328,000	2,293,840
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	21,411,414
Antero Resources Corp.:
5.125% 12/1/22		5,995,000	5,426,734
5.625% 6/1/23 (h)		1,360,000	1,237,600
Baytex Energy Corp.:
5.125% 6/1/21 (h)		1,065,000	907,380
5.625% 6/1/24 (h)		1,185,000	988,906
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,890,758
2.315% 2/13/20		37,777,000	37,728,230
3.535% 11/4/24		15,450,000	15,302,854
3.814% 2/10/24		11,032,000	11,085,847
4.5% 10/1/20		5,954,000	6,481,542
4.742% 3/11/21		8,800,000	9,631,090
California Resources Corp.:
5% 1/15/20		4,140,000	3,259,422
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
California Resources Corp.: - continued
5.5% 9/15/21		$ 2,195,000	$ 1,701,959
6% 11/15/24		495,000	367,043
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,964,719
3.9% 2/1/25		24,997,000	23,084,380
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,975,000	2,677,500
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,489,912
Chesapeake Energy Corp.:
4.875% 4/15/22		2,500,000	1,812,500
5.75% 3/15/23		2,970,000	2,214,165
6.125% 2/15/21		6,750,000	5,227,065
6.5% 8/15/17		1,280,000	1,222,669
Citgo Holding, Inc. 10.75% 2/15/20 (h)		1,350,000	1,333,125
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		3,145,000	3,050,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (h)		3,149,000	3,140,495
3.3% 6/1/20 (h)		15,490,000	15,452,452
4.5% 6/1/25 (h)		4,707,000	4,486,628
5.8% 6/1/45 (h)		5,906,000	5,653,796
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,275,371
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,528,525
8% 4/1/23 (h)		2,710,000	2,046,050
Consolidated Energy Finance SA 6.75% 10/15/19 (h)		9,367,000	9,248,039
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23 (h)		685,000	619,925
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,597,155
2.7% 4/1/19		14,993,000	13,182,625
3.875% 3/15/23		5,532,000	4,522,438
Denbury Resources, Inc. 5.5% 5/1/22		5,050,000	3,598,125
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	76,000
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,525,829
6.45% 11/3/36 (h)		13,741,000	11,965,759
EDC Finance Ltd. 4.875% 4/17/20 (h)		3,670,000	3,073,625
El Paso Corp. 6.5% 9/15/20		16,140,000	17,808,585
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,236,935
Empresa Nacional de Petroleo 4.375% 10/30/24 (h)		9,045,000	8,805,181
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (h)		$ 4,028,000	$ 3,787,504
3.9% 5/15/24 (h)		4,249,000	3,731,136
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,450,539
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		11,735,000	10,974,689
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	2,055,300
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,957,491
3.75% 2/15/25		9,982,000	9,535,156
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		4,845,000	4,118,250
7.75% 9/1/22		6,075,000	5,589,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		13,400,000	12,998,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	4,258,300
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	951,188
6.875% 5/16/17 (Reg. S)		200,000	200,250
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,935,000	1,881,788
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (h)		4,995,000	4,645,350
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	228,967
Halcon Resources Corp. 8.625% 2/1/20 (h)		7,035,000	6,173,213
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)		1,305,000	1,128,956
5.75% 10/1/25 (h)		2,135,000	1,921,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	712,635
Indo Energy Finance BV 7% 5/7/18 (h)		400,000	256,000
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		5,150,000	3,218,750
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (h)		665,000	528,420
9.125% 7/2/18 (h)		510,000	568,625
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		1,065,000	829,891
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,413,205
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		645,000	557,925
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (n)		5,260,000	2,051,400
6.5% 5/15/19		720,000	307,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 5.125% 3/1/21		$ 10,178,000	$ 11,074,153
Motiva Enterprises LLC 5.75% 1/15/20 (h)		4,187,000	4,594,508
MPLX LP 4% 2/15/25		2,532,000	2,336,256
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,256,438
Noble Energy, Inc.:
5.625% 5/1/21		6,305,000	6,365,024
5.875% 6/1/24		535,000	552,869
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,721,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,630,000	1,365,125
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		4,701,000	2,538,540
Pan American Energy LLC 7.875% 5/7/21 (h)		583,000	591,745
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (h)		2,165,000	2,089,225
Peabody Energy Corp.:
6% 11/15/18		2,155,000	716,538
6.25% 11/15/21		2,765,000	725,813
7.875% 11/1/26		1,790,000	478,825
10% 3/15/22 (h)		2,425,000	970,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,965,000	2,003,318
Petro-Canada 6.05% 5/15/18		3,850,000	4,242,919
Petrobras Global Finance BV:
2.4288% 1/15/19 (n)		3,100,000	2,728,000
2.75% 1/15/18	EUR	4,350,000	4,490,883
3% 1/15/19		4,038,000	3,517,461
3.25% 3/17/17		26,728,000	25,608,097
4.375% 5/20/23		20,096,000	15,789,427
4.875% 3/17/20		26,750,000	23,409,193
5.625% 5/20/43		18,504,000	12,799,217
6.25% 3/17/24		1,200,000	1,050,960
6.85% 6/5/2115		645,000	485,298
7.25% 3/17/44		640,000	515,200
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,186,598
5.375% 1/27/21		44,755,000	39,451,533
5.75% 1/20/20		11,270,000	10,251,530
5.875% 3/1/18		460,000	451,375
6.875% 1/20/40		2,760,000	2,152,745
7.875% 3/15/19		14,017,000	14,126,052
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA:
5.375% 4/12/27		$ 1,775,000	$ 592,850
5.5% 4/12/37		655,000	216,150
8.5% 11/2/17 (h)		14,695,000	10,099,874
9.75% 5/17/35 (h)		3,430,000	1,308,545
12.75% 2/17/22 (h)		1,595,000	743,270
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,771,560
3.5% 7/18/18		14,963,000	15,247,297
3.5% 7/23/20 (h)		13,960,000	13,824,309
3.5% 1/30/23		11,489,000	10,687,642
4.5% 1/23/26 (h)		46,043,000	43,743,152
4.875% 1/24/22		12,142,000	12,324,130
4.875% 1/18/24		13,072,000	13,032,784
5.5% 1/21/21		12,069,000	12,944,003
5.5% 6/27/44 (h)		640,000	553,760
5.5% 6/27/44		22,304,000	19,298,536
5.625% 1/23/46 (h)		36,355,000	32,355,950
6% 3/5/20		6,145,000	6,694,978
6.375% 1/23/45		14,382,000	14,019,574
6.5% 6/2/41		25,567,000	25,567,000
6.625% (h)(i)		5,520,000	5,464,800
8% 5/3/19		8,600,000	9,891,290
Petronas Capital Ltd. 3.5% 3/18/25 (h)		525,000	506,372
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,167,135
4.875% 11/15/44		34,230,000	32,535,410
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,281,173
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,052,325
6.125% 1/15/17		6,185,000	6,564,246
PT Pertamina Persero:
4.875% 5/3/22 (h)		595,000	576,436
5.25% 5/23/21 (h)		815,000	821,113
6% 5/3/42 (h)		395,000	345,625
6.5% 5/27/41 (h)		1,900,000	1,762,250
Rice Energy, Inc.:
6.25% 5/1/22		8,365,000	7,444,850
7.25% 5/1/23 (h)		3,620,000	3,366,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (h)		$ 12,415,000	$ 12,003,753
5.75% 5/15/24		5,045,000	4,931,488
SemGroup Corp. 7.5% 6/15/21		4,750,000	4,702,500
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,686,200
4.375% 5/11/45		20,000,000	19,706,180
Sibur Securities Ltd. 3.914% 1/31/18 (h)		1,870,000	1,764,813
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,788,734
SM Energy Co. 6.5% 11/15/21		1,205,000	1,168,850
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,383,445
4.05% 1/23/20		11,618,000	11,502,970
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	330,949
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,765,411
2.95% 9/25/18		1,960,000	1,980,464
4.6% 6/15/21		2,694,000	2,804,416
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (h)		3,405,000	3,387,975
6.375% 4/1/23 (h)		1,035,000	1,040,175
Teine Energy Ltd. 6.875% 9/30/22 (h)		6,310,000	5,458,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		505,000	506,263
6.25% 10/15/22 (h)		800,000	800,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	9,339,544
4.55% 6/24/24		53,471,000	47,328,145
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,042,567	3,065,386
Western Gas Partners LP 5.375% 6/1/21		16,424,000	17,400,390
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	2,126,050
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,044,150
Whiting Petroleum Corp. 5% 3/15/19		2,070,000	1,852,650
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,438,550
4.3% 3/4/24		8,588,000	8,041,829
WPX Energy, Inc. 7.5% 8/1/20		2,070,000	1,987,987
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
8.5% 7/28/25 (h)		$ 1,660,000	$ 1,556,250
8.75% 4/4/24 (h)		3,215,000	3,086,400
8.875% 12/19/18 (h)		1,610,000	1,660,313
8.875% 12/19/18 (Reg. S)		1,300,000	1,340,625
Zhaikmunai International BV 7.125% 11/13/19 (h)		2,840,000	2,357,200
			1,177,559,754
TOTAL ENERGY			1,273,817,292
FINANCIALS - 18.6%
Banks - 7.4%
Banco Daycoval SA 5.75% 3/19/19 (h)		625,000	608,594
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		697,825	732,716
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	1,434,602
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,570,000	10,543,575
4% 4/14/19 (h)		12,355,000	11,799,025
5.5% 7/12/20 (h)		575,000	567,813
5.75% 9/26/23 (h)		10,860,000	10,208,400
6.369% 6/16/18 (h)		13,435,000	13,720,494
6.5% 6/10/19 (Reg. S)		1,000,000	1,032,000
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (h)		8,770,000	8,827,978
1.375% 9/27/17 (Reg. S)		2,720,000	2,739,764
Bank of America Corp.:
2% 1/11/18		50,000,000	49,990,200
2.25% 4/21/20		87,156,000	85,545,706
2.6% 1/15/19		8,068,000	8,123,903
2.65% 4/1/19		6,430,000	6,482,887
3.3% 1/11/23		31,429,000	30,945,182
3.875% 3/22/17		25,777,000	26,650,608
3.95% 4/21/25		25,000,000	24,173,150
4.1% 7/24/23		11,481,000	11,844,075
4.2% 8/26/24		16,813,000	16,658,909
4.25% 10/22/26		14,724,000	14,476,755
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.65% 5/1/18		$ 8,780,000	$ 9,554,730
5.75% 12/1/17		21,955,000	23,749,997
5.875% 1/5/21		6,530,000	7,432,505
6.5% 8/1/16		9,000,000	9,422,991
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (n)	EUR	3,800,000	4,349,394
10% 7/30/16	EUR	2,350,000	2,796,739
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		1,265,000	1,214,742
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,878,722
6.75% 1/16/23 (n)	GBP	2,250,000	3,718,097
Barclays PLC 2.75% 11/8/19		12,249,000	12,211,273
BBVA Bancomer SA 6.75% 9/30/22 (h)		375,000	406,125
BBVA Colombia SA 4.875% 4/21/25 (h)		390,000	377,910
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,175,412
BPCE SA 5.7% 10/22/23 (h)		6,050,000	6,404,409
Capital One NA 2.95% 7/23/21		18,827,000	18,330,137
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,158,770
1.7% 4/27/18		120,000,000	118,934,520
1.8% 2/5/18		33,287,000	33,132,016
1.85% 11/24/17		33,365,000	33,346,950
2.4% 2/18/20		60,588,000	59,961,762
2.5% 7/29/19		46,387,000	46,340,706
4.05% 7/30/22		5,303,000	5,427,562
4.4% 6/10/25		40,790,000	41,006,269
5.5% 9/13/25		4,478,000	4,862,369
6.125% 5/15/18		3,779,000	4,170,561
Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,577,221
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (n)	EUR	2,700,000	2,883,720
Credit Suisse AG 6% 2/15/18		18,058,000	19,650,716
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (h)		19,455,000	19,338,737
3.75% 3/26/25 (h)		19,450,000	18,816,864
Development Bank of Philippines 8.375% (i)(n)		1,930,000	2,016,142
Discover Bank:
4.2% 8/8/23		7,852,000	7,940,696
7% 4/15/20		2,030,000	2,339,210
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18		$ 798,000	$ 847,756
8.25% 3/1/38		4,667,000	6,607,137
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,312,168
6.25% 4/30/19 (h)		1,100,000	1,115,598
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		2,200,000	2,257,790
7.75% 7/5/17 (Reg. S)		350,000	359,194
GTB Finance BV:
6% 11/8/18 (h)		2,725,000	2,471,575
7.5% 5/19/16 (h)		1,245,000	1,241,888
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	6,693,958
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,198,663
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,071,934
HSBK BV:
7.25% 5/3/17 (h)		2,285,000	2,317,584
7.25% 5/3/17 (Reg. S)		250,000	253,565
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,392,636
Industrial Senior Trust 5.5% 11/1/22 (h)		220,000	208,230
Intesa Sanpaolo SpA:
3.875% 1/16/18		4,140,000	4,250,281
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,715,356
Itau Unibanco Holding SA:
2.85% 5/26/18 (h)		655,000	636,005
5.125% 5/13/23 (Reg. S)		1,100,000	1,001,000
5.5% 8/6/22 (h)		655,000	614,849
6.2% 12/21/21 (Reg. S)		980,000	960,890
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,459,446
2% 8/15/17		11,000,000	11,072,512
2.2% 10/22/19		7,268,000	7,206,091
2.25% 1/23/20		40,000,000	39,478,680
2.35% 1/28/19		6,857,000	6,880,664
3.25% 9/23/22		18,423,000	18,270,771
3.875% 9/10/24		39,644,000	39,008,190
4.125% 12/15/26		50,896,000	50,501,963
4.25% 10/15/20		6,995,000	7,490,169
4.35% 8/15/21		20,267,000	21,634,901
4.5% 1/24/22		22,046,000	23,537,037
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.625% 5/10/21		$ 6,879,000	$ 7,450,033
4.95% 3/25/20		22,079,000	24,197,877
KeyBank NA 5.45% 3/3/16		3,939,000	4,027,143
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		415,000	420,188
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		1,000,000	1,027,780
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,008,067
Regions Bank 6.45% 6/26/37		24,618,000	28,831,888
Regions Financial Corp. 2% 5/15/18		13,127,000	13,056,416
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	64,539,234
6% 12/19/23		25,897,000	27,626,453
6.1% 6/10/23		16,183,000	17,359,763
6.125% 12/15/22		42,557,000	45,842,869
RSHB Capital SA 5.298% 12/27/17 (h)		1,425,000	1,406,874
SB Capital SA 5.5% 2/26/24 (h)(n)		2,285,000	1,841,002
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (h)		980,000	975,100
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (h)(n)		645,000	617,007
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,154,735
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,134,878
3.676% 6/15/16		4,301,000	4,398,693
4.48% 1/16/24		4,804,000	5,009,525
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,000,640
Zenith Bank PLC 6.25% 4/22/19 (h)		3,070,000	2,778,350
			1,508,807,306
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,163,187
4.25% 2/15/24		12,758,000	13,246,925
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		8,620,000	9,029,450
Deutsche Bank AG 4.5% 4/1/25		48,248,000	46,654,899
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,591,288
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,923,815
2.55% 10/23/19		33,080,000	33,142,157
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.625% 1/31/19		$ 50,400,000	$ 50,909,191
2.9% 7/19/18		17,494,000	17,884,624
3.75% 5/22/25		40,000,000	39,796,760
5.25% 7/27/21		17,105,000	19,015,492
5.625% 1/15/17		3,200,000	3,359,987
5.95% 1/18/18		4,975,000	5,427,536
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,674,853
6.85% 6/15/17		1,263,000	1,367,037
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,952,508
2.125% 4/25/18		12,586,000	12,630,227
2.375% 7/23/19		26,932,000	26,909,458
2.8% 6/16/20		30,000,000	30,096,810
3.7% 10/23/24		24,714,000	24,666,623
4% 7/23/25		21,522,000	21,940,022
4.35% 9/8/26		30,000,000	29,929,590
4.875% 11/1/22		26,240,000	27,761,868
5% 11/24/25		3,189,000	3,353,425
5.45% 1/9/17		13,970,000	14,696,007
5.5% 1/26/20		88,000,000	97,921,032
5.625% 9/23/19		12,714,000	14,132,437
5.75% 1/25/21		19,879,000	22,522,668
6.625% 4/1/18		16,118,000	17,962,286
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,582,946
1.8% 3/26/18		24,142,000	24,057,165
			746,302,273
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,047,688
4.5% 5/15/21		2,800,000	2,845,500
4.625% 7/1/22		2,685,000	2,705,138
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,448,045
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		840,000	851,550
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,225,710
3.95% 11/6/24		9,738,000	9,366,057
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22		$ 12,545,000	$ 13,232,203
6.45% 6/12/17		10,366,000	11,211,565
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,194,279
1.7% 5/9/16		19,473,000	19,518,431
1.724% 12/6/17		18,742,000	18,570,567
2.24% 6/15/18		19,162,000	19,062,128
2.597% 11/4/19		40,209,000	39,630,392
2.875% 10/1/18		13,000,000	13,100,217
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,270,302
4.625% 1/7/21		19,476,000	21,380,207
4.65% 10/17/21		5,377,000	5,910,216
5.625% 9/15/17		5,858,000	6,335,445
5.625% 5/1/18		25,000,000	27,480,675
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,558,097
1.625% 10/2/15 (h)		4,565,000	4,565,278
1.875% 8/9/16 (h)		2,974,000	2,987,440
2.125% 10/2/17 (h)		18,524,000	18,576,905
2.875% 8/9/18 (h)		5,276,000	5,382,401
Navient Corp.:
5% 10/26/20		915,000	814,350
5.875% 3/25/21		3,215,000	2,885,463
5.875% 10/25/24		8,775,000	7,414,875
SLM Corp.:
4.875% 6/17/19		2,160,000	2,019,600
5.5% 1/15/19		2,025,000	1,933,875
5.5% 1/25/23		6,135,000	5,168,738
6.125% 3/25/24		4,280,000	3,638,000
8% 3/25/20		395,000	399,938
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,326,781
3% 8/15/19		4,907,000	4,914,596
3.75% 8/15/21		7,409,000	7,347,720
4.25% 8/15/24		7,458,000	7,335,607
			360,655,979
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25		$ 14,325,000	$ 13,660,492
3.875% 8/15/22		11,641,000	11,575,170
Cimpor Financial Operations BV 5.75% 7/17/24 (h)		850,000	633,250
CNH Industrial Capital LLC 3.875% 7/16/18 (h)		3,170,000	3,158,113
Deutsche Boerse AG 2.75% 2/5/41 (Reg. S) (n)	EUR	1,200,000	1,353,002
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		1,665,000	1,686,645
5.875% 2/1/22		18,611,000	18,801,763
6% 8/1/20		4,745,000	4,898,121
ILFC E-Capital Trust I 4.69% 12/21/65 (h)(n)		10,340,000	9,784,225
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(n)		4,765,000	4,508,881
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,972,186
MSCI, Inc. 5.75% 8/15/25 (h)		3,010,000	3,070,200
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	737,488
7.75% 1/27/18		1,300,000	1,231,750
			104,071,286
Insurance - 1.8%
AIA Group Ltd. 2.25% 3/11/19 (h)		2,566,000	2,553,404
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (h)		5,405,000	5,256,363
Allianz SE 2.241% 7/7/45 (Reg. S) (n)	EUR	2,900,000	2,949,134
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,441,746
3.875% 1/15/35		19,041,000	17,244,063
4.875% 6/1/22		3,590,000	3,914,432
5.6% 10/18/16		10,702,000	11,210,923
Aon Corp.:
3.125% 5/27/16		11,274,000	11,454,440
3.5% 9/30/15		4,451,000	4,459,212
5% 9/30/20		3,854,000	4,242,892
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (n)		4,900,000	5,060,112
Assicurazioni Generali SpA 7.75% 12/12/42 (n)	EUR	4,400,000	6,026,565
Aviva PLC 6.625% 6/3/41 (n)	GBP	4,150,000	6,904,102
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,904,922
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)		1,859,000	1,896,180
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 16,418,923
5.375% 3/15/17		194,000	204,723
Liberty Mutual Group, Inc. 5% 6/1/21 (h)		12,644,000	13,716,110
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,763,472
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (h)		30,523,000	27,679,050
5.375% 12/1/41 (h)		3,840,000	4,261,951
MetLife, Inc.:
1.903% 12/15/17 (n)		2,987,000	3,001,526
3.048% 12/15/22 (n)		12,433,000	12,183,283
4.368% 9/15/23		9,625,000	10,189,766
4.75% 2/8/21		4,032,000	4,432,636
6.75% 6/1/16		7,610,000	7,934,218
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,701,972
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,587,270
Pacific LifeCorp:
5.125% 1/30/43 (h)		19,436,000	19,925,010
6% 2/10/20 (h)		12,654,000	14,237,851
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,639,323
4.5% 11/16/21		6,390,000	6,972,640
5.375% 5/15/45 (n)		17,492,000	17,300,638
6.2% 11/15/40		4,318,000	5,117,758
7.375% 6/15/19		3,230,000	3,790,327
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,534,809
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (h)		18,083,000	18,510,356
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (h)		4,172,000	4,196,594
4.125% 11/1/24 (h)		6,048,000	6,106,732
Unum Group:
5.625% 9/15/20		8,386,000	9,383,699
5.75% 8/15/42		16,937,000	18,844,428
7.125% 9/30/16		587,000	621,415
			361,774,970
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,853,112
4.6% 4/1/22		4,025,000	4,174,939
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23		$ 3,491,000	$ 3,390,438
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,200,230
4.2% 12/15/23		12,000,000	12,529,692
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,806,966
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,356,471
4.25% 1/15/24		9,191,000	9,500,268
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,325,598
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (h)		1,455,000	1,324,050
Corporate Office Properties LP 5% 7/1/25		8,095,000	7,900,987
DDR Corp.:
3.625% 2/1/25		7,690,000	7,227,646
4.625% 7/15/22		10,758,000	11,185,846
4.75% 4/15/18		11,273,000	11,914,682
7.5% 4/1/17		5,574,000	6,039,022
7.875% 9/1/20		323,000	392,813
9.625% 3/15/16		3,691,000	3,852,179
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,168,396
3.75% 12/1/24		5,408,000	5,265,040
3.875% 10/15/22		11,543,000	11,638,461
4.375% 6/15/22		7,323,000	7,576,918
5.95% 2/15/17		102,000	108,357
6.5% 1/15/18		3,795,000	4,175,475
6.75% 3/15/20		10,379,000	12,023,532
8.25% 8/15/19		75,000	90,575
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,029,066
6% 9/15/17		1,212,000	1,308,027
6.25% 1/15/17		1,027,000	1,087,078
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,791,500
4.625% 12/15/21		17,159,000	18,535,461
4.75% 7/15/20		7,700,000	8,404,450
5.375% 8/1/16		2,768,000	2,873,079
5.75% 6/15/17		14,407,000	15,447,027
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,848,691
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc. 3.75% 2/1/16		$ 6,084,000	$ 6,151,356
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,157,985
4.7% 9/15/17		1,538,000	1,622,252
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	650,684
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,291,660
6.65% 1/15/18		867,000	931,770
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,638,463
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,572,774
4.5% 4/1/27 (h)		45,578,000	43,784,460
4.95% 4/1/24		3,875,000	3,987,673
5.875% 3/15/24		290,000	305,225
6.75% 10/15/22		345,000	357,938
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,289,544
5% 12/15/23		2,030,000	2,139,920
Senior Housing Properties Trust 6.75% 4/15/20		250,000	278,757
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,721,101
The GEO Group, Inc. 5.875% 1/15/22		2,285,000	2,376,400
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,670,616
WP Carey, Inc. 4% 2/1/25		21,616,000	20,894,393
			348,169,043
Real Estate Management & Development - 1.7%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,527,428
3.85% 4/15/16		16,284,000	16,495,024
4.25% 7/15/22		5,809,000	5,923,693
6.125% 4/15/20		3,429,000	3,859,751
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,544,130
4.1% 10/1/24		15,881,000	15,800,452
4.55% 10/1/29		15,881,000	15,422,309
4.95% 4/15/18		12,690,000	13,476,184
5.7% 5/1/17		7,049,000	7,453,493
6% 4/1/16		2,699,000	2,766,613
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,398,138
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,043,919
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	386,217
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Deutsche Annington Finance BV 5% 10/2/23 (h)		$ 3,750,000	$ 3,987,863
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,381,153
5.25% 3/15/21		5,708,000	6,213,580
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	8,807,123
5.5% 3/15/17		3,597,000	3,794,058
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	156,208
6% 11/1/20		105,000	108,621
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,121,488
Hunt Companies, Inc. 9.625% 3/1/21 (h)		870,000	835,200
Inmobiliaria Colonial SA 1.863% 6/5/19 (Reg. S)	EUR	2,900,000	3,248,052
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,675
11.5% 7/20/20 (Reg. S)		5,000	5,550
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,326,943
4.125% 6/15/22		6,280,000	6,419,812
4.4% 2/15/24		13,017,000	13,390,015
4.75% 10/1/20		11,282,000	12,170,300
5.5% 12/15/16		1,891,000	1,979,036
6.625% 10/1/17		4,835,000	5,292,923
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,251,813
3.15% 5/15/23		14,735,000	13,078,447
4.5% 4/18/22		4,072,000	4,058,485
5.8% 1/15/16		10,000,000	10,147,530
7.75% 8/15/19		700,000	806,132
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,274,632
6.05% 9/1/16		2,000,000	2,086,998
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,500,114
Prime Property Funding, Inc. 5.7% 4/15/17 (h)		4,546,000	4,757,194
Realogy Corp. 7.625% 1/15/20 (h)		981,000	1,031,276
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		235,000	236,469
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,300,911
Regency Centers LP 5.875% 6/15/17		2,874,000	3,085,276
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24		$ 10,161,000	$ 9,927,795
3.875% 12/1/23		4,812,000	4,777,002
6.125% 6/1/20		14,318,000	16,277,604
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,668,947
3.5% 2/1/25		4,631,000	4,380,296
3.75% 5/1/24		20,000,000	19,579,180
4.125% 1/15/26		5,557,000	5,501,135
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,073,015
4% 4/30/19		3,747,000	3,918,234
4.25% 3/1/22		300,000	311,040
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,393,462
			345,822,938
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		362	12,138
TOTAL FINANCIALS			3,775,615,933
HEALTH CARE - 2.6%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (h)		845,000	865,069
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,821,278
2.2% 5/22/19		14,136,000	14,023,986
			29,710,333
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,538,737
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (h)(j)		1,220,000	1,241,350
Hologic, Inc. 5.25% 7/15/22 (h)		1,620,000	1,650,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (h)		655,000	650,088
			8,080,550
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,914,945
Community Health Systems, Inc. 6.875% 2/1/22		5,375,000	5,712,604
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,451,148
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
3.75% 3/15/19		$ 18,722,000	$ 18,815,610
4.25% 10/15/19		7,590,000	7,741,800
4.75% 5/1/23		595,000	603,175
5.875% 3/15/22		715,000	777,563
6.5% 2/15/20		30,303,000	33,484,815
HealthSouth Corp.:
5.125% 3/15/23		860,000	851,400
5.75% 11/1/24 (h)		1,035,000	1,049,387
5.75% 11/1/24		1,155,000	1,171,055
Kindred Escrow Corp. II:
8% 1/15/20 (h)		3,740,000	4,097,638
8.75% 1/15/23 (h)		9,820,000	10,998,400
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,176,734
4.125% 9/15/20		7,486,000	7,909,753
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	517,500
5.5% 2/1/21		5,400,000	5,643,000
Tenet Healthcare Corp.:
3.7861% 6/15/20 (h)(n)		1,550,000	1,558,525
5% 3/1/19		2,285,000	2,280,978
6% 10/1/20		605,000	647,350
6.75% 6/15/23		2,530,000	2,605,900
6.875% 11/15/31		130,000	120,250
8.125% 4/1/22		16,575,000	18,356,813
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,309,437
2.875% 3/15/23		16,114,000	15,682,467
3.35% 7/15/22		6,192,000	6,333,648
3.75% 7/15/25		19,000,000	19,448,913
4.625% 7/15/35		12,193,000	12,717,835
4.75% 7/15/45		20,331,000	21,277,306
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,239,174
			238,495,123
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (h)		1,345,000	1,324,825
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,089,557
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19		$ 1,959,000	$ 1,954,390
4.15% 2/1/24		3,010,000	3,067,094
			8,111,041
Pharmaceuticals - 1.2%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,497,409
2.9% 11/6/22		13,855,000	13,364,824
3.6% 5/14/25		24,114,000	23,711,682
4.5% 5/14/35		23,238,000	22,197,031
4.7% 5/14/45		23,197,000	22,539,759
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,713,089
3.45% 3/15/22		18,597,000	18,189,819
3.8% 3/15/25		27,765,000	26,897,316
4.75% 3/15/45		10,716,000	9,820,850
Bayer AG 2.375% 4/2/75 (Reg. S) (n)	EUR	2,450,000	2,622,251
Bayer U.S. Finance LLC:
2.375% 10/8/19 (h)		10,323,000	10,366,501
3% 10/8/21 (h)		7,536,000	7,547,063
3.375% 10/8/24 (h)		3,362,000	3,335,417
Endo Finance LLC 5.375% 1/15/23 (h)		1,530,000	1,541,475
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (h)		1,885,000	1,960,400
6% 2/1/25 (h)		3,680,000	3,781,200
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,595,562
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,034
2.3% 11/8/18		3,161,000	3,153,107
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,567,458
3.9% 12/15/24		5,449,000	5,278,446
4.9% 12/15/44		2,390,000	2,267,522
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)		4,015,000	4,085,263
5.875% 5/15/23 (h)		3,240,000	3,304,800
6.125% 4/15/25 (h)		5,460,000	5,623,800
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,738,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18		$ 2,006,000	$ 1,993,180
3.25% 2/1/23		4,892,000	4,638,815
			240,268,873
TOTAL HEALTH CARE			525,990,745
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (h)		9,122,000	9,152,933
6.375% 6/1/19 (h)		8,071,000	9,151,207
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		7,620,000	7,315,200
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,440,080
6% 7/15/22		2,885,000	2,842,158
6.5% 5/15/25 (h)		1,355,000	1,332,981
			34,234,559
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,519,791
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (h)		3,225,000	3,118,660
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,293,850
American Airlines Group, Inc.:
4.625% 3/1/20 (h)		2,670,000	2,623,275
5.5% 10/1/19 (h)		8,970,000	9,183,038
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (h)		207,953	214,191
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		234,393	256,660
6.125% 4/29/18		240,000	249,000
6.648% 3/15/19		945,121	971,111
6.9% 7/2/19		381,986	398,449
9.25% 5/10/17		1,325,326	1,441,292
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,533,938
6.75% 5/23/17		1,515,000	1,533,938
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	927,444
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,711,125
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 323,913	$ 335,250
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,366,062	1,448,025
8.36% 1/20/19		837,230	896,883
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		631,364	669,246
12% 1/15/16 (h)		157,666	163,973
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,713,750
6.375% 6/1/18		140,000	146,475
			36,349,364
Building Products - 0.0%
Building Materials Corp. of America 5.375% 11/15/24 (h)		3,095,000	3,095,000
USG Corp. 5.5% 3/1/25 (h)		3,175,000	3,159,125
			6,254,125
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,636,809
4.125% 4/15/19		2,860,000	2,902,900
4.125% 6/15/23		5,040,000	4,624,200
5.25% 3/15/20		2,035,000	2,080,788
6.25% 10/15/21		2,065,000	2,132,113
APX Group, Inc.:
6.375% 12/1/19		12,550,000	12,189,188
8.75% 12/1/20		13,055,000	11,455,763
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		5,020,000	4,492,900
Cenveo Corp. 6% 8/1/19 (h)		325,000	273,813
Garda World Security Corp.:
7.25% 11/15/21 (h)		8,485,000	7,933,475
7.25% 11/15/21 (h)		400,000	374,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,232,000
7% 2/15/22		660,000	646,800
			59,579,749
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (h)		$ 2,595,000	$ 1,518,075
Cementos Progreso Trust 7.125% 11/6/23 (h)		570,000	609,900
Odebrecht Finance Ltd. 4.375% 4/25/25 (h)		650,000	427,375
			2,555,350
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (n)		1,920,000	1,718,400
Sensata Technologies BV 5% 10/1/25 (h)		2,285,000	2,216,450
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	6,500,000	6,903,018
			10,837,868
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (h)		450,000	462,375
General Electric Co. 5.25% 12/6/17		17,730,000	19,154,286
			19,616,661
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		1,340,000	1,266,300
Schaeffler Finance BV 4.75% 5/15/21 (h)		1,540,000	1,514,020
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,677,900
			4,458,220
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		4,350,000	4,154,250
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		8,910,000	7,395,300
8.125% 2/15/19		2,885,000	2,293,575
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		885,000	816,413
			14,659,538
Professional Services - 0.0%
IHS, Inc. 5% 11/1/22		2,895,000	2,927,569
Road & Rail - 0.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,004,464
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,646,759
JSC Georgian Railway 7.75% 7/11/22 (h)		650,000	670,313
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (h)		570,000	571,140
OPE KAG Finance Sub, Inc. 7.875% 7/31/23 (h)		5,045,000	5,145,900
			12,038,576
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		$ 7,271,000	$ 7,198,290
2.625% 9/4/18		16,438,000	16,396,116
3.75% 2/1/22		16,396,000	16,384,998
3.875% 4/1/21		14,814,000	14,962,140
4.25% 9/15/24		12,030,000	11,894,663
4.75% 3/1/20		11,796,000	12,489,369
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,610,438
6.25% 12/1/19		830,000	900,550
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,861,488
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,726,000
6.75% 12/15/20		2,795,000	2,878,850
International Lease Finance Corp. 4.625% 4/15/21		955,000	971,713
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,548,751
United Rentals North America, Inc. 5.5% 7/15/25		1,045,000	1,008,425
			96,831,791
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,566,180	1,650,362
10.75% 12/1/20 (Reg. S)		87,780	92,498
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,134,168
			5,877,028
TOTAL INDUSTRIALS			306,220,398
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		5,575,000	5,951,313
8.875% 1/1/20 (h)		1,970,000	2,138,681
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		2,070,000	2,070,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,365,650
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 15,450,000	$ 16,154,829
6.5% 1/15/28		4,782,000	4,973,280
			32,653,753
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,658,213
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,255,072
6.55% 10/1/17		1,383,000	1,517,607
			8,430,892
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)		3,200,000	3,124,672
6.125% 11/1/23 (h)		2,290,000	2,269,711
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	3,700,000	4,264,153
Global Cash Access, Inc. 10% 1/15/22 (h)		5,220,000	4,932,900
			14,591,436
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,819,623
Micron Technology, Inc.:
5.25% 8/1/23 (h)		5,285,000	4,928,263
5.25% 1/15/24 (h)		5,165,000	4,790,538
5.625% 1/15/26 (h)		2,165,000	1,964,738
5.875% 2/15/22		2,310,000	2,275,350
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		600,000	603,000
			19,381,512
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)		6,820,000	6,833,640
Italics Merger Sub, Inc. 7.125% 7/15/23 (h)		2,715,000	2,626,192
Nuance Communications, Inc. 5.375% 8/15/20 (h)		3,315,000	3,321,232
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (h)		1,175,000	1,211,660
			13,992,724
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3.2% 5/13/25		$ 20,000,000	$ 19,879,440
4.375% 5/13/45		20,000,000	19,768,580
			39,648,020
TOTAL INFORMATION TECHNOLOGY			128,698,337
MATERIALS - 1.4%
Chemicals - 0.2%
Braskem Finance Ltd.:
5.375% 5/2/22 (h)		735,000	643,125
5.75% 4/15/21 (h)		430,000	389,150
6.45% 2/3/24		455,000	412,867
Evolution Escrow Issuer LLC 7.5% 3/15/22 (h)		4,150,000	3,340,750
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,062,913
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,182,938
OCP SA 5.625% 4/25/24 (h)		390,000	399,828
Platform Specialty Products Corp. 6.5% 2/1/22 (h)		2,210,000	2,140,009
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		1,755,000	1,640,925
8.25% 1/15/21 (h)		865,000	817,425
The Chemours Company LLC 6.625% 5/15/23 (h)		4,065,000	3,536,550
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,337,794
4.25% 11/15/20		5,898,000	6,249,975
			35,154,249
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (h)		1,670,000	1,586,500
9.375% 10/12/22 (h)		710,000	793,425
CEMEX S.A.B. de CV:
6.125% 5/5/25 (h)		5,695,000	5,438,725
6.5% 12/10/19 (h)		4,195,000	4,257,925
Union Andina de Cementos SAA 5.875% 10/30/21 (h)		635,000	631,635
			12,708,210
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(n)		14,962,327	15,512,816
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (h)(n)		$ 7,335,000	$ 7,188,300
7% 11/15/20 (h)		2,655,000	2,681,550
Ball Corp. 5.25% 7/1/25		4,920,000	4,895,400
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (h)		2,190,000	2,179,050
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		1,355,000	1,178,850
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		2,345,000	2,295,169
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (h)		2,290,000	2,330,075
6.375% 8/15/25 (h)		2,290,000	2,341,525
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)		6,885,000	7,057,125
			47,659,860
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	9,754,920
Alrosa Finance SA 7.75% 11/3/20 (h)		700,000	722,645
Anglo American Capital PLC:
3.625% 5/14/20 (h)		29,122,000	27,689,052
4.875% 5/14/25 (h)		29,080,000	26,226,525
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		230,000	196,650
Compania Minera Ares SAC 7.75% 1/23/21 (h)		860,000	826,460
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,527,715
4.875% 11/4/44 (h)		5,532,000	4,903,244
CSN Resources SA 6.5% 7/21/20 (h)		500,000	307,500
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,030,000	1,768,638
9.5% 4/24/18 (Reg. S)		3,100,000	3,162,000
Ferrexpo Finance PLC 10.375% 4/7/19 (h)		2,347,000	1,936,275
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		8,075,000	5,773,625
7.25% 5/15/22 (h)		3,745,000	2,612,138
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,087,030
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		460,000	429,640
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		2,530,000	2,150,500
4.875% 10/7/20 (Reg. S)		200,000	170,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
GTL Trade Finance, Inc. 5.893% 4/29/24 (h)		$ 1,025,000	$ 893,493
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		2,460,000	1,949,550
Lundin Mining Corp.:
7.5% 11/1/20 (h)		4,430,000	4,374,625
7.875% 11/1/22 (h)		6,840,000	6,737,400
Metalloinvest Finance Ltd. 5.625% 4/17/20 (h)		1,440,000	1,314,101
Metinvest BV:
8.75% 2/14/18 (Reg. S)		400,000	224,000
10.5% 11/28/17 (h)		3,575,000	2,073,500
Murray Energy Corp. 11.25% 4/15/21 (h)		9,760,000	4,514,000
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,081,350
Nord Gold NV 6.375% 5/7/18 (h)		1,660,000	1,630,950
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		3,110,000	2,938,950
5.625% 4/29/20 (Reg. S)		200,000	189,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,086,804
Samarco Mineracao SA 5.75% 10/24/23 (h)		655,000	613,080
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (h)		1,600,000	1,544,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	508,784
7.5% 7/27/35		910,000	942,178
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,755,425
5.5% 10/1/24		4,070,000	3,952,988
6.125% 8/15/19		2,683,000	2,780,259
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,839,227
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,127,600
6.25% 1/11/16		5,000,000	5,070,000
6.25% 1/23/17		5,581,000	5,796,817
6.875% 11/21/36		640,000	544,640
Vedanta Resources PLC 6% 1/31/19 (h)		1,090,000	945,575
			192,672,853
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			288,195,172
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
Altice Financing SA:
6.5% 1/15/22 (h)		$ 1,865,000	$ 1,869,663
6.625% 2/15/23 (h)		2,780,000	2,766,100
7.875% 12/15/19 (h)		272,000	284,240
Altice Finco SA:
7.625% 2/15/25 (h)		2,720,000	2,665,600
8.125% 1/15/24 (h)		1,000,000	1,010,000
9.875% 12/15/20 (h)		6,135,000	6,733,163
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,187,407
3% 6/30/22		29,259,000	28,079,570
3.4% 5/15/25		39,520,000	37,617,626
4.75% 5/15/46		31,335,000	28,570,344
4.8% 6/15/44		15,000,000	13,777,905
6.3% 1/15/38		16,665,000	18,177,365
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,413
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,535,360
6.15% 9/15/19		6,992,000	7,324,120
Embarq Corp.:
7.082% 6/1/16		8,346,000	8,625,174
7.995% 6/1/36		4,717,000	4,988,228
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,775,000	2,913,750
GCI, Inc. 6.875% 4/15/25		5,080,000	5,219,700
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,022,975
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)		3,245,000	3,163,875
5.375% 8/15/22		6,925,000	6,949,515
5.375% 5/1/25 (h)		1,080,000	1,043,550
Qtel International Finance Ltd. 5% 10/19/25 (h)		645,000	696,781
Sable International Finance Ltd. 6.875% 8/1/22 (h)		1,340,000	1,353,400
Sprint Capital Corp.:
6.875% 11/15/28		23,495,000	20,205,700
8.75% 3/15/32		3,305,000	3,127,356
TDC A/S 3.5% 2/26/3015 (Reg. S) (n)	EUR	1,550,000	1,669,585
Telecom Italia Capital SA 6% 9/30/34		1,350,000	1,323,000
Telecom Italia SpA 5.303% 5/30/24 (h)		1,350,000	1,360,125
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		590,000	594,425
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.35% 6/9/17		$ 20,956,000	$ 20,887,600
2.625% 2/21/20		21,379,000	21,388,107
4.5% 9/15/20		36,000,000	38,720,880
5.012% 8/21/54		55,038,000	50,205,113
6.25% 4/1/37		2,348,000	2,631,364
6.4% 9/15/33		10,915,000	12,445,709
6.55% 9/15/43		54,849,000	64,763,725
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		3,205,000	3,229,038
7.375% 4/23/21 (h)		10,860,000	11,104,350
			454,276,201
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,149,811
3.125% 7/16/22		9,218,000	9,036,498
Comcel Trust 6.875% 2/6/24 (h)		560,000	575,400
Digicel Group Ltd.:
6% 4/15/21 (h)		9,220,000	8,443,768
6.75% 3/1/23 (h)		2,795,000	2,564,413
7% 2/15/20 (h)		425,000	422,875
7.125% 4/1/22 (h)		1,885,000	1,642,306
8.25% 9/30/20 (h)		9,040,000	8,362,000
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	850,000	1,384,160
Intelsat Jackson Holdings SA:
5.5% 8/1/23		1,490,000	1,311,200
7.25% 10/15/20		1,810,000	1,739,863
Millicom International Cellular SA:
4.75% 5/22/20 (h)		650,000	622,375
6% 3/15/25 (h)		6,675,000	6,307,875
6.625% 10/15/21 (h)		1,450,000	1,443,475
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,680,000	2,832,674
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		4,200,000	4,215,750
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,332,488
Sprint Corp.:
7.625% 2/15/25		5,395,000	5,034,209
7.875% 9/15/23		9,220,000	8,862,725
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,139,129
6.375% 3/1/25		9,470,000	9,678,340
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 1,520,000	$ 1,563,700
6.5% 1/15/24		3,045,000	3,128,738
6.625% 4/1/23		4,145,000	4,323,235
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	472,800
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	689,619
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,260,000	4,223,603
			113,503,029
TOTAL TELECOMMUNICATION SERVICES			567,779,230
UTILITIES - 3.1%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,707,894
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,196,167
2.95% 12/15/22		4,935,000	4,766,134
American Transmission Systems, Inc. 5% 9/1/44 (h)		2,638,000	2,696,015
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,257,690
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,900,562
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,746,145
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		29,344,000	33,330,529
6.4% 9/15/20 (h)		25,897,000	29,651,314
Edison International 3.75% 9/15/17		6,674,000	6,951,291
Eversource Energy:
1.45% 5/1/18		3,325,000	3,281,659
2.8% 5/1/23		15,104,000	14,481,036
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,310,802
2.85% 6/15/20		4,888,000	4,877,168
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,513,616
4.25% 3/15/23		31,243,000	31,304,080
7.375% 11/15/31		24,589,000	29,595,320
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,966,892
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 3.45% 7/15/20 (h)		$ 27,495,000	$ 27,013,838
Lamar Funding Ltd. 3.958% 5/7/25 (h)		565,000	528,981
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,388,226
3.75% 11/15/20		1,450,000	1,519,207
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,081,522
Nevada Power Co. 6.5% 5/15/18		790,000	883,546
NSG Holdings II, LLC 7.75% 12/15/25 (h)		9,494,717	10,467,926
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,054,467
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	828,168
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,056,189
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,074,868
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,849,721
RJS Power Holdings LLC 5.125% 7/15/19 (h)		8,575,000	8,103,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,600,240
5.15% 3/15/20		3,761,000	4,107,110
			341,091,698
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	984,532
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,407
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,729,213
			5,180,152
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.375% 1/15/23		4,730,000	4,563,031
5.75% 1/15/25		910,000	881,563
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	19,475,000
7.25% 10/15/21		21,425,000	22,094,531
Dynegy, Inc.:
6.75% 11/1/19		6,850,000	7,102,594
7.375% 11/1/22		8,135,000	8,419,725
7.625% 11/1/24		14,025,000	14,597,220
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	666,250
NRG Energy, Inc.:
6.25% 7/15/22		8,395,000	8,185,125
6.25% 5/1/24		8,475,000	8,051,250
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
PPL Energy Supply LLC 6.5% 6/1/25 (h)		$ 1,180,000	$ 1,094,450
TerraForm Power Operating LLC:
5.875% 2/1/23 (h)		1,595,000	1,515,250
6.125% 6/15/25 (h)		500,000	471,250
The AES Corp.:
4.875% 5/15/23		3,775,000	3,510,750
7.375% 7/1/21		1,515,000	1,632,413
			102,260,402
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5818% 9/30/66 (n)		35,229,000	30,674,771
7.5% 6/30/66 (n)		10,345,000	9,219,981
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,719,221
2% 11/15/18		12,172,000	12,142,860
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,572,589
5.45% 9/15/20		11,473,000	12,834,845
5.8% 2/1/42		6,336,000	7,204,114
5.95% 6/15/41		11,832,000	13,708,271
6.4% 3/15/18		1,228,000	1,364,078
6.8% 1/15/19		6,774,000	7,729,059
PG&E Corp. 2.4% 3/1/19		1,683,000	1,688,160
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,789,705
6.5% 12/15/20		5,125,000	6,015,069
RWE AG 7% 10/12/72 (Reg. S) (n)		2,700,000	2,808,000
Sempra Energy:
2.3% 4/1/17		14,116,000	14,290,798
2.875% 10/1/22		5,760,000	5,520,286
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,926,464
Wisconsin Energy Corp. 6.25% 5/15/67 (n)		3,860,000	3,343,725
			178,551,996
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (n)	GBP	3,500,000	$ 5,681,512
TOTAL UTILITIES			632,765,760
TOTAL NONCONVERTIBLE BONDS (Cost $9,021,912,936)			8,951,784,547
U.S. Government and Government Agency Obligations - 19.0%

U.S. Treasury Inflation-Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		202,680,000	182,320,864
1.375% 2/15/44		135,651,571	142,485,411
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		166,092,620	159,512,508
0.25% 1/15/25		75,564,750	72,857,924
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			557,176,707
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
2.5% 2/15/45		200,000	181,130
2.875% 8/15/45		101,360,000	99,736,618
3% 5/15/45		650,487,000	655,094,399
4.375% 2/15/38		430,000	543,726
U.S. Treasury Notes:
0.5% 1/31/17 (k)		5,510,000	5,503,614
0.5% 2/28/17		1,450,000	1,447,677
1.125% 6/15/18		836,229,000	838,265,138
1.25% 10/31/18		616,376,000	618,214,033
1.375% 7/31/18		50,772,000	51,210,315
1.375% 4/30/20		18,176,000	18,062,873
1.625% 6/30/20		48,699,000	48,890,484
1.625% 7/31/20		5,593,000	5,611,641
2% 2/15/25		1,140,000	1,118,744
2% 8/15/25 (g)		115,730,000	113,517,821
2.125% 5/15/25		704,209,000	697,900,696
2.25% 11/15/24		50,000,000	50,199,200
U.S. Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/15/24		$ 76,723,000	$ 77,941,745
2.5% 5/15/24		3,700,000	3,802,231
TOTAL U.S. TREASURY OBLIGATIONS			3,287,242,085
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,870,084,540)			3,844,418,792
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 8.1%
1.75% 10/1/34 (n)		4,028	4,199
1.85% 10/1/33 (n)		3,169	3,297
1.88% 1/1/35 (n)		3,093	3,223
1.88% 1/1/35 (n)		309,395	324,512
1.885% 2/1/33 (n)		1,792	1,865
1.91% 12/1/34 (n)		57,465	59,952
1.91% 3/1/35 (n)		27,587	28,790
1.931% 10/1/33 (n)		19,545	20,396
1.94% 7/1/35 (n)		20,411	21,481
2.05% 3/1/35 (n)		5,168	5,346
2.06% 1/1/35 (n)		215,423	228,417
2.07% 4/1/37 (n)		97,606	102,683
2.09% 10/1/33 (n)		489,320	519,030
2.115% 12/1/34 (n)		12,487	13,147
2.141% 9/1/36 (n)		79,534	85,139
2.143% 9/1/36 (n)		102,393	109,609
2.19% 3/1/37 (n)		25,716	27,259
2.194% 7/1/34 (n)		35,633	37,737
2.243% 3/1/33 (n)		101,377	106,975
2.251% 5/1/35 (n)		258,113	274,011
2.273% 3/1/40 (n)		471,571	503,592
2.278% 6/1/47 (n)		144,202	154,364
2.302% 6/1/36 (n)		168,324	179,765
2.31% 12/1/39 (n)		238,411	255,212
2.317% 5/1/36 (n)		180,101	190,491
2.334% 7/1/35 (n)		119,463	126,919
2.335% 9/1/35 (n)		129,423	138,543
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
2.36% 11/1/36 (n)		$ 105,469	$ 112,259
2.375% 2/1/36 (n)		412,275	439,592
2.421% 10/1/33 (n)		106,225	113,711
2.444% 6/1/36 (n)		374,752	400,869
2.445% 12/1/35 (n)		303,914	325,330
2.458% 3/1/35 (n)		73,733	78,929
2.5% 5/1/27 to 8/1/43		61,129,557	61,465,205
2.53% 9/1/37 (n)		31,520	33,741
2.544% 5/1/36 (n)		190,203	203,028
2.546% 7/1/37 (n)		179,300	191,928
2.557% 6/1/42 (n)		338,990	350,421
2.615% 7/1/34 (n)		238,719	255,541
2.69% 2/1/42 (n)		1,940,959	2,007,691
2.758% 1/1/42 (n)		2,380,632	2,474,945
2.96% 11/1/40 (n)		203,472	213,177
2.982% 9/1/41 (n)		208,873	217,652
3% 8/1/41 (n)		1,196,246	1,242,725
3% 4/1/42 to 8/1/45		137,188,791	138,400,337
3% 9/1/45 (j)		11,000,000	11,047,266
3% 9/1/45 (j)		15,750,000	15,817,676
3% 9/1/45 (j)		700,000	703,008
3% 9/1/45 (j)		12,950,000	13,005,645
3% 10/1/45 (j)		11,000,000	11,020,195
3% 10/1/45 (j)		19,500,000	19,535,800
3.059% 10/1/41 (n)		90,567	94,222
3.239% 7/1/41 (n)		345,772	365,763
3.309% 10/1/41 (n)		197,256	207,389
3.346% 9/1/41 (n)		330,440	347,356
3.461% 12/1/40 (n)		16,327,608	17,313,509
3.5% 5/1/21 to 8/1/45		195,532,121	203,539,049
3.5% 9/1/45 (j)		21,300,000	22,072,123
3.5% 9/1/45 (j)		62,400,000	64,661,994
3.5% 9/1/45 (j)		54,400,000	56,371,995
3.5% 9/1/45 (j)		118,400,000	122,691,988
3.554% 7/1/41 (n)		393,834	416,390
4% 9/1/24 to 8/1/45		245,067,075	261,785,930
4% 9/1/45 (j)		33,200,000	35,259,436
4% 9/1/45 (j)		29,800,000	31,648,530
4% 9/1/45 (j)		700,000	743,422
4.5% 2/1/33 to 4/1/45		239,339,417	260,852,450
4.5% 9/1/45 (j)		104,900,000	113,636,198
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
4.5% 9/1/45 (j)		$ 66,500,000	$ 72,038,200
5% 3/1/18 to 1/1/40		12,863,130	14,311,086
5.204% 7/1/37 (n)		38,769	41,410
5.5% 12/1/17 to 3/1/41		41,331,160	46,286,955
5.565% 8/1/46 (n)		35,732	37,960
6% 2/1/17 to 1/1/42		19,996,559	22,958,828
6.5% 1/1/16 to 4/1/37		8,527,275	9,849,648
7% 12/1/15 to 7/1/37		1,737,692	2,014,141
7.5% 6/1/25 to 2/1/32		743,846	874,496
8% 12/1/17 to 3/1/37		14,369	17,374
8.5% 1/1/17 to 7/1/31		5,368	6,427
9.5% 4/1/16 to 9/1/21		19,301	21,005
TOTAL FANNIE MAE			1,643,647,899
Freddie Mac - 2.8%
1.5% 8/1/37 (n)		36,329	37,466
1.82% 3/1/35 (n)		109,500	113,785
1.825% 3/1/37 (n)		17,605	18,412
1.852% 1/1/36 (n)		94,641	99,746
1.914% 3/1/36 (n)		192,332	201,498
1.981% 12/1/35 (n)		268,185	282,848
2.022% 2/1/37 (n)		183,077	192,081
2.05% 6/1/37 (n)		30,132	31,675
2.055% 11/1/35 (n)		203,364	214,431
2.095% 8/1/37 (n)		77,851	82,228
2.105% 3/1/36 (n)		222,387	234,156
2.121% 5/1/37 (n)		75,262	80,330
2.274% 6/1/33 (n)		249,066	263,084
2.328% 10/1/36 (n)		351,588	372,184
2.333% 4/1/37 (n)		93,267	99,840
2.351% 10/1/35 (n)		135,925	143,969
2.385% 6/1/37 (n)		25,390	27,023
2.394% 10/1/42 (n)		3,383,968	3,567,757
2.415% 6/1/37 (n)		258,833	276,770
2.436% 5/1/37 (n)		70,764	75,744
2.448% 6/1/37 (n)		57,600	61,659
2.489% 4/1/36 (n)		186,736	199,418
2.526% 6/1/33 (n)		757,843	808,047
2.571% 3/1/35 (n)		1,151,839	1,233,007
2.595% 4/1/37 (n)		8,560	9,163
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
2.67% 6/1/36 (n)		$ 68,904	$ 73,701
2.722% 3/1/33 (n)		6,318	6,764
2.757% 7/1/36 (n)		86,515	92,612
2.757% 12/1/36 (n)		318,536	340,983
3% 8/1/42 to 8/1/45		47,690,227	48,108,823
3% 9/1/45 (j)		86,000,000	86,120,933
3.091% 9/1/41 (n)		2,030,935	2,113,642
3.155% 10/1/35 (n)		159,157	168,471
3.22% 9/1/41 (n)		225,766	236,291
3.235% 4/1/41 (n)		240,343	252,169
3.289% 6/1/41 (n)		259,197	273,827
3.292% 7/1/41 (n)		1,120,711	1,177,579
3.434% 12/1/40 (n)		7,526,902	7,901,094
3.444% 5/1/41 (n)		238,099	249,527
3.5% 4/1/42 to 6/1/45 (l)		167,391,191	173,884,580
3.62% 6/1/41 (n)		371,011	392,910
3.705% 5/1/41 (n)		321,478	340,673
4% 6/1/33 to 5/1/45		95,880,320	102,497,114
4.5% 6/1/25 to 1/1/45 (m)		48,439,808	52,890,490
5% 6/1/20 to 7/1/41		39,215,875	43,514,438
5.124% 4/1/38 (n)		290,635	310,435
5.5% 10/1/17 to 3/1/41		15,770,507	17,584,709
6% 7/1/16 to 12/1/37		3,971,271	4,522,658
6.5% 2/1/16 to 9/1/39		5,732,729	6,570,082
7% 6/1/21 to 9/1/36		1,644,878	1,915,403
7.5% 9/1/15 to 6/1/32		29,492	34,633
8% 7/1/16 to 1/1/37		53,610	64,732
8.5% 2/1/19 to 1/1/28		48,910	58,013
9% 5/1/17 to 10/1/20		166	176
9.5% 5/1/21 to 7/1/21		511	560
10% 11/15/18 to 8/1/21		203	222
11% 11/1/15 to 9/1/20		94	99
TOTAL FREDDIE MAC			560,424,664
Ginnie Mae - 3.1%
3% 6/15/42 to 8/20/45		111,771,485	113,457,642
3.5% 11/15/40 to 8/20/45		172,237,420	179,663,750
3.5% 9/1/45 (j)		35,100,000	36,547,871
3.5% 9/1/45 (j)		37,500,000	39,046,871
4% 5/20/33 to 7/20/45		111,877,857	119,462,467
4.5% 6/20/33 to 8/15/41		91,213,383	99,679,207
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Ginnie Mae - continued
5% 12/15/32 to 9/15/41		$ 36,742,724	$ 41,102,560
5.5% 4/15/29 to 9/15/39		6,140,630	6,975,713
6% 10/15/30 to 11/15/39		861,975	986,119
6.5% 3/20/31 to 10/15/38		479,858	556,448
7% 10/15/22 to 3/15/33		1,547,249	1,821,714
7.5% 1/15/17 to 9/15/31		709,891	830,024
8% 4/15/17 to 11/15/29		245,587	284,939
8.5% 10/15/21 to 1/15/31		41,290	49,513
9% 8/15/19 to 1/15/23		2,420	2,690
9.5% 12/15/20 to 2/15/25		946	1,062
10.5% 3/20/16 to 1/20/18		2,450	2,606
11% 12/20/15 to 9/20/19		917	1,041
TOTAL GINNIE MAE			640,472,237
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,831,006,807)			2,844,544,800
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (n)		664,344	596,925
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (n)		286,904	273,372
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (h)(n)		3,444,066	1,515,389
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (h)(n)		551,000	524,938
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		147,000	150,742
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		428,000	445,845
Series 2015-SFR1 Class E, 5.639% 4/17/52 (h)		326,438	320,064
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (n)		48,772	45,099
Series 2004-R2 Class M3, 1.0244% 4/25/34 (n)		89,819	65,990
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (n)		47,932	44,434
Series 2004-W11 Class M2, 1.2494% 11/25/34 (n)		561,149	545,162
Series 2004-W7 Class M1, 1.0244% 5/25/34 (n)		1,542,998	1,484,870
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (n)		1,159,665	413,860
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (n)		$ 1,729,008	$ 1,586,936
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (n)		21,261	170
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,553,017
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (n)		1,802,588	1,188,800
CFC LLC:
Series 2013-1A Class B, 2.75% 11/15/18 (h)		5,916,550	5,949,428
Series 2013-2A Class A, 1.75% 11/15/17 (h)		1,621,937	1,623,064
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (n)		3,192	2,854
Series 2004-3 Class M4, 1.6544% 4/25/34 (n)		69,614	62,739
Series 2004-4 Class M2, 0.9944% 6/25/34 (n)		104,055	94,678
Series 2004-7 Class AF5, 5.868% 1/25/35		3,145,875	3,275,973
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		341,219	334,014
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (n)		38,916	36,081
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (n)		290,872	272,097
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (n)		10,384	9,839
Flagship Credit Auto Trust Series 2015-2 Class A, 1.98% 10/15/20 (h)		20,000,000	20,009,920
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (n)		948,695	808,921
Class M4, 1.2194% 1/25/35 (n)		347,133	223,666
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (h)(n)		1,273,689	1,189,741
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (h)(n)		938,833	902,521
Class B, 0.4776% 11/15/34 (h)(n)		339,135	314,893
Class C, 0.5776% 11/15/34 (h)(n)		563,628	496,466
Class D, 0.9476% 11/15/34 (h)(n)		214,028	176,783
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		153,266	4,537
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (n)		273,785	259,059
Series 2003-3 Class M1, 1.4894% 8/25/33 (n)		454,678	438,275
Series 2003-5 Class A2, 0.8905% 12/25/33 (n)		32,929	30,792
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (n)		1,522,035	1,014,623
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(n)		$ 590,000	$ 571,177
Series 2014-SFR1 Class F, 3.936% 6/17/31 (h)(n)		557,000	538,739
Series 2014-SFR3 Class E, 4.705% 12/17/31 (h)(n)		206,000	207,598
Series 2014-SRF2 Class F, 4.188% 9/17/31 (h)(n)		335,000	325,233
Series 2015-SFR2 Class E, 3.336% 6/17/32 (h)(n)		485,000	468,290
Series 2015-SFR3 Class E, 3.933% 8/17/32 (h)(n)		7,658,000	7,590,057
Series 2015-SRF1 Class E, 4.386% 3/17/32 (h)(n)		624,000	621,456
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (n)		181,664	75,097
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		12,426,183	12,626,284
Class AV4, 0.3205% 11/25/36 (n)		389,062	388,255
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (n)		139,195	138,422
Series 2006-A Class 2C, 1.432% 3/27/42 (n)		3,243,000	1,604,046
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3594% 11/25/36 (n)		4,685,962	2,071,624
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6294% 5/25/46 (h)(n)		250,000	241,250
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (n)		338,532	4,791
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (n)		118,699	99,508
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (n)		341,646	312,159
Series 2006-FF1 Class M2, 0.4894% 8/25/36 (n)		13,300,000	12,600,483
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (n)		245,450	243,356
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (n)		1,672,262	1,615,510
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (n)		57,368	53,552
Series 2004-NC6 Class M3, 2.3744% 7/25/34 (n)		16,524	14,833
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (n)		18,949	16,970
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (n)		289,373	273,254
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (n)		225,910	4,278
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (h)		7,470,766	7,480,104
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (n)		1,426,957	1,268,640
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (n)		532,896	504,264
Class M4, 2.3744% 9/25/34 (n)		683,353	315,806
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (n)		$ 1,475,804	$ 1,300,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1494% 9/25/46 (h)(n)		250,000	63,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (n)		5,108	4,830
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,044,464
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (n)		794,671	730,890
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (n)		685,690	664,796
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (h)		10,910,794	10,948,981
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (n)		42,679	37,459
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (n)		28,819	25,690
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (h)(n)		2,683,017	1,529,320
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (h)		285,294	284,109
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (h)		6,280,446	6,278,571
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (h)		10,529,615	10,515,284
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (h)(n)		1,789,540	1,784,312
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (h)(n)		186,318	181,791
Class D, 1.1834% 11/21/40 (h)(n)		305,000	245,678
TOTAL ASSET-BACKED SECURITIES (Cost $143,347,784)			153,200,820
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 0.8%
Banc of America Funding Corp.:
sequential payer Series 2010-R4 Class 6A1, 0.3341% 1/26/37 (h)(n)		22,807	22,753
Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (h)(n)		19,607,233	18,914,493
BCAP LLC Trust sequential payer:
Series 2013-RR3 Class 2A1, 2.3758% 2/26/37 (h)(n)		6,322,728	6,296,805
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
BCAP LLC Trust sequential payer: - continued
Series 2013-RR4 Class 2A1, 2.7793% 5/26/47 (h)(n)		$ 9,143,721	$ 9,105,994
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (n)		1,091,384	1,061,798
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (h)		8,438,307	8,299,102
Series 2014-8 Class 2A1, 3.45% 6/27/37 (h)(n)		12,485,108	12,619,020
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1124% 10/26/37 (h)(n)		786,763	770,452
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (h)(n)		13,041,125	12,109,226
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (h)		11,998,746	11,870,902
Series 2014-3R Class 2A1, 0.8847% 5/27/37 (h)(n)		1,977,086	1,874,527
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (n)		598,303	594,326
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (h)(n)		910,000	1,004,129
Series 2010-K7 Class B, 5.4406% 4/25/20 (h)(n)		1,000,000	1,115,921
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (n)		205,017	202,147
Series 2006-1A Class C2, 1.4028% 12/20/54 (h)(n)		6,523,000	6,443,419
Series 2006-2 Class C1, 1.1428% 12/20/54 (n)		21,543,000	21,014,871
Series 2006-3 Class C2, 1.2028% 12/20/54 (n)		1,124,000	1,107,252
Series 2006-4:
Class C1, 0.9628% 12/20/54 (n)		2,767,000	2,677,747
Class M1, 0.5428% 12/20/54 (n)		1,190,000	1,160,238
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (n)		2,234,000	2,146,567
Class 1M1, 0.5028% 12/20/54 (n)		1,493,000	1,440,894
Class 2C1, 1.0628% 12/20/54 (n)		1,015,000	986,625
Class 2M1, 0.7028% 12/20/54 (n)		1,917,000	1,878,526
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (n)		2,654,000	2,579,945
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (n)		430,241	426,023
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0124% 3/25/37 (n)		890,132	866,142
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (n)		1,296,420	1,096,226
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (n)		1,233,231	1,139,906
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (n)		$ 3,448,741	$ 3,103,867
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		106,645	109,193
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (h)		8,684,546	8,676,874
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (n)		1,017,296	962,640
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (h)(n)		403,347	366,193
Class B6, 3.0385% 6/10/35 (h)(n)		89,932	82,862
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (n)		23,167	22,738
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (n)		199,322	196,290
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.6192% 1/25/35 (n)		3,152,051	3,163,190
Series 2005-AR10 Class 2A15, 2.6681% 6/25/35 (n)		15,817,688	16,075,405
Series 2005-AR2 Class 1A2, 2.6165% 3/25/35 (n)		1,906,824	1,763,150
TOTAL PRIVATE SPONSOR			165,348,378
U.S. Government Agency - 2.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9994% 2/25/32 (n)		34,321	34,884
Series 2002-39 Class FD, 1.1996% 3/18/32 (n)		54,829	56,047
Series 2002-60 Class FV, 1.1994% 4/25/32 (n)		71,759	73,519
Series 2002-63 Class FN, 1.1994% 10/25/32 (n)		98,533	100,891
Series 2002-7 Class FC, 0.9494% 1/25/32 (n)		36,334	37,142
Series 2002-94 Class FB, 0.5994% 1/25/18 (n)		47,775	47,931
Series 2003-118 Class S, 7.9006% 12/25/33 (n)(o)(q)		1,141,847	265,347
Series 2006-104 Class GI, 6.4806% 11/25/36 (n)(o)(q)		838,434	165,650
Series 2006-33 Class CF, 0.4994% 5/25/36 (n)		704,805	706,628
Series 2007-57 Class FA, 0.4294% 6/25/37 (n)		898,475	898,620
Series 2008-76 Class EF, 0.6994% 9/25/23 (n)		461,381	463,189
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		54,633	59,987
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23		$ 670,346	$ 749,254
Series 1994-23 Class PZ, 6% 2/25/24		1,817,625	2,006,775
Series 1996-28 Class PK, 6.5% 7/25/25		218,950	244,799
Series 1999-17 Class PG, 6% 4/25/29		575,834	632,653
Series 1999-32 Class PL, 6% 7/25/29		497,538	547,734
Series 1999-33 Class PK, 6% 7/25/29		322,551	355,846
Series 2001-52 Class YZ, 6.5% 10/25/31		39,775	44,934
Series 2002-9 Class PC, 6% 3/25/17		26,299	27,023
Series 2003-28 Class KG, 5.5% 4/25/23		395,584	432,157
Series 2004-21 Class QE, 4.5% 11/25/32		65,150	66,821
Series 2005-102 Class CO, 11/25/35 (p)		324,410	294,104
Series 2005-73 Class SA, 17.0316% 8/25/35 (n)(q)		127,624	165,687
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	496,859
Series 2006-105 Class MD, 5.5% 6/25/35		352,232	358,425
Series 2006-12 Class BO, 10/25/35 (p)		1,344,951	1,261,425
Series 2006-37 Class OW, 5/25/36 (p)		155,439	137,493
Series 2006-45 Class OP, 6/25/36 (p)		414,275	367,953
Series 2006-62 Class KP, 4/25/36 (p)		594,171	529,242
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		115,120	135,166
Series 1999-25 Class Z, 6% 6/25/29		438,753	495,984
Series 2001-20 Class Z, 6% 5/25/31		576,301	634,633
Series 2001-31 Class ZC, 6.5% 7/25/31		304,566	350,904
Series 2002-16 Class ZD, 6.5% 4/25/32		159,403	185,786
Series 2002-74 Class SV, 7.3506% 11/25/32 (n)(o)		718,460	130,088
Series 2002-79 Class Z, 5.5% 11/25/22		799,761	891,611
Series 2010-50 Class FA, 0.5494% 1/25/24 (n)		12,799	12,800
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		4,199,468	571,464
Series 06-116 Class SG, 6.4406% 12/25/36 (n)(o)(q)		561,436	109,000
Series 07-40 Class SE, 6.2406% 5/25/37 (n)(o)(q)		351,504	58,427
Series 1993-165 Class SH, 19.2358% 9/25/23 (n)(q)		26,591	36,152
Series 2003-21 Class SK, 7.9006% 3/25/33 (n)(o)(q)		99,830	27,222
Series 2003-35 Class TQ, 7.3006% 5/25/18 (n)(o)(q)		47,833	3,149
Series 2005-72 Class ZC, 5.5% 8/25/35		3,477,956	3,917,817
Series 2007-57 Class SA, 39.4236% 6/25/37 (n)(q)		268,961	539,070
Series 2007-66:
Class FB, 0.5994% 7/25/37 (n)		1,078,031	1,086,635
Class SA, 38.4036% 7/25/37 (n)(q)		410,590	806,581
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SB, 38.4036% 7/25/37 (n)(q)		$ 179,672	$ 344,115
Series 2008-12 Class SG, 6.1506% 3/25/38 (n)(o)(q)		2,418,678	435,433
Series 2009-114 Class AI, 5% 12/25/23 (o)		444,056	18,281
Series 2009-16 Class SA, 6.0506% 3/25/24 (n)(o)(q)		251,947	8,967
Series 2009-76 Class MI, 5.5% 9/25/24 (o)		219,368	10,697
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		246,918	20,483
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		371,345	30,118
Series 2010-112 Class SG, 6.1606% 6/25/21 (n)(o)(q)		330,203	24,365
Series 2010-12 Class AI, 5% 12/25/18 (o)		923,657	49,935
Series 2010-135 Class LS, 5.8506% 12/25/40 (n)(o)(q)		2,194,654	390,924
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,142,589	303,990
Series 2010-17 Class DI, 4.5% 6/25/21 (o)		247,906	14,535
Series 2010-23:
Class AI, 5% 12/25/18 (o)		390,489	19,018
Class HI, 4.5% 10/25/18 (o)		271,579	13,433
Series 2010-29 Class LI, 4.5% 6/25/19 (o)		837,644	39,066
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		792,747	57,999
Series 2011-39 Class ZA, 6% 11/25/32		1,474,496	1,684,984
Series 2011-67 Class AI, 4% 7/25/26 (o)		664,689	75,776
Series 2011-83 Class DI, 6% 9/25/26 (o)		1,073,476	144,530
Series 2013-N1 Class A, 6.5206% 6/25/35 (n)(o)(q)		1,726,662	377,616
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (o)		141,617	7,051
Class 5, 5.5% 7/25/33 (o)		328,031	68,974
Series 343 Class 16, 5.5% 5/25/34 (o)		262,596	51,101
Series 348 Class 14, 6.5% 8/25/34 (n)(o)		187,570	41,486
Series 351:
Class 12, 5.5% 4/25/34 (n)(o)		131,347	23,327
Class 13, 6% 3/25/34 (o)		173,945	34,742
Series 359 Class 19, 6% 7/25/35 (n)(o)		122,725	25,476
Series 384 Class 6, 5% 7/25/37 (o)		1,557,588	322,907
Freddie Mac:
floater:
Series 2412 Class FK, 0.9976% 1/15/32 (n)		28,001	28,450
Series 2423 Class FA, 1.0976% 3/15/32 (n)		38,910	39,705
Series 2424 Class FM, 1.1976% 3/15/32 (n)		52,218	53,488
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2432:
Class FE, 1.0976% 6/15/31 (n)		$ 69,662	$ 71,111
Class FG, 1.0976% 3/15/32 (n)		23,206	23,673
floater planned amortization class Series 3153 Class FX, 0.5476% 5/15/36 (n)		1,455,341	1,460,620
floater target amortization class Series 3366 Class FD, 0.4476% 5/15/37 (n)		1,654,255	1,653,262
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (p)		1,098,432	990,254
Series 2095 Class PE, 6% 11/15/28		619,739	684,543
Series 2101 Class PD, 6% 11/15/28		56,690	62,327
Series 2121 Class MG, 6% 2/15/29		256,041	281,945
Series 2131 Class BG, 6% 3/15/29		1,688,868	1,864,419
Series 2137 Class PG, 6% 3/15/29		277,365	305,626
Series 2154 Class PT, 6% 5/15/29		424,428	467,209
Series 2162 Class PH, 6% 6/15/29		107,139	117,584
Series 2425 Class JH, 6% 3/15/17		40,767	41,988
Series 2520 Class BE, 6% 11/15/32		572,734	631,918
Series 2585 Class KS, 7.4024% 3/15/23 (n)(o)(q)		40,713	6,047
Series 2693 Class MD, 5.5% 10/15/33		6,509,800	7,287,373
Series 2802 Class OB, 6% 5/15/34		1,167,945	1,311,362
Series 2937 Class KC, 4.5% 2/15/20		1,514,116	1,585,135
Series 2962 Class BE, 4.5% 4/15/20		1,516,669	1,596,730
Series 3002 Class NE, 5% 7/15/35		1,636,757	1,803,192
Series 3110 Class OP, 9/15/35 (p)		775,962	734,775
Series 3119 Class PO, 2/15/36 (p)		1,207,557	1,047,822
Series 3121 Class KO, 3/15/36 (p)		250,122	223,246
Series 3123 Class LO, 3/15/36 (p)		726,084	646,729
Series 3145 Class GO, 4/15/36 (p)		683,632	615,187
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,739,193
Series 3225 Class EO, 10/15/36 (p)		437,334	387,304
Series 3258 Class PM, 5.5% 12/15/36		692,229	779,257
Series 3415 Class PC, 5% 12/15/37		647,977	699,024
Series 3786 Class HI, 4% 3/15/38 (o)		1,935,377	224,310
Series 3806 Class UP, 4.5% 2/15/41		3,745,520	4,053,320
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,698,128
sequential payer:
Series 2135 Class JE, 6% 3/15/29		115,333	126,950
Series 2274 Class ZM, 6.5% 1/15/31		134,310	154,678
Series 2281 Class ZB, 6% 3/15/30		332,529	364,540
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 144,038	$ 159,179
Series 2357 Class ZB, 6.5% 9/15/31		992,608	1,152,413
Series 2502 Class ZC, 6% 9/15/32		296,840	329,068
Series 2519 Class ZD, 5.5% 11/15/32		530,934	579,601
Series 2546 Class MJ, 5.5% 3/15/23		254,056	272,632
Series 2601 Class TB, 5.5% 4/15/23		118,104	131,091
Series 2998 Class LY, 5.5% 7/15/25		313,890	345,400
Series 06-3115 Class SM, 6.4024% 2/15/36 (n)(o)(q)		468,674	81,264
Series 2013-4281 Class AI, 4% 12/15/28 (o)		7,241,957	818,134
Series 2844:
Class SC, 45.5156% 8/15/24 (n)(q)		15,994	27,876
Class SD, 83.8812% 8/15/24 (n)(q)		23,530	56,834
Series 2935 Class ZK, 5.5% 2/15/35		4,664,532	5,303,266
Series 2947 Class XZ, 6% 3/15/35		1,705,251	1,922,437
Series 3055 Class CS, 6.3924% 10/15/35 (n)(o)		663,769	131,598
Series 3244 Class SG, 6.4624% 11/15/36 (n)(o)(q)		1,573,668	301,271
Series 3274 Class SM, 6.2324% 2/15/37 (n)(o)		787,325	143,656
Series 3284 Class CI, 5.9224% 3/15/37 (n)(o)		3,665,485	671,754
Series 3287 Class SD, 6.5524% 3/15/37 (n)(o)(q)		2,368,438	559,372
Series 3297 Class BI, 6.5624% 4/15/37 (n)(o)(q)		3,474,601	704,247
Series 3336 Class LI, 6.3824% 6/15/37 (n)(o)		1,260,743	181,668
Series 3772 Class BI, 4.5% 10/15/18 (o)		987,233	49,352
Series 3949 Class MK, 4.5% 10/15/34		1,162,691	1,260,336
Series 3955 Class YI, 3% 11/15/21 (o)		4,090,266	246,243
Series 4471 Class PA 4% 12/15/40		16,542,139	17,482,450
target amortization class Series 2156 Class TC, 6.25% 5/15/29		350,826	385,183
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0976% 2/15/24 (n)		143,037	145,067
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		278,747	306,998
Series 2056 Class Z, 6% 5/15/28		493,989	544,097
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40		9,175,093	10,327,662
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (n)(o)(q)		666,871	116,266
Series 2010-H03 Class FA, 0.739% 3/20/60 (n)(r)		7,239,958	7,254,778
Series 2010-H17 Class FA, 0.519% 7/20/60 (n)(r)		784,120	780,609
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H18 Class AF, 0.4882% 9/20/60 (n)(r)		$ 939,927	$ 934,403
Series 2010-H19 Class FG, 0.4882% 8/20/60 (n)(r)		1,124,650	1,118,127
Series 2010-H27 Series FA, 0.5682% 12/20/60 (n)(r)		1,881,037	1,877,644
Series 2011-H05 Class FA, 0.6882% 12/20/60 (n)(r)		3,058,776	3,062,612
Series 2011-H07 Class FA, 0.6882% 2/20/61 (n)(r)		5,744,796	5,751,178
Series 2011-H12 Class FA, 0.6782% 2/20/61 (n)(r)		7,672,367	7,682,249
Series 2011-H13 Class FA, 0.6882% 4/20/61 (n)(r)		2,954,143	2,957,818
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (n)(r)		3,408,666	3,413,605
Class FC, 0.6882% 5/20/61 (n)(r)		3,111,103	3,115,253
Series 2011-H17 Class FA, 0.7182% 6/20/61 (n)(r)		4,100,268	4,109,223
Series 2011-H21 Class FA, 0.7882% 10/20/61 (n)(r)		7,977,929	8,016,814
Series 2012-H01 Class FA, 0.8882% 11/20/61 (n)(r)		3,853,340	3,876,537
Series 2012-H03 Class FA, 0.8882% 1/20/62 (n)(r)		2,412,451	2,427,037
Series 2012-H06 Class FA, 0.8182% 1/20/62 (n)(r)		3,713,802	3,736,656
Series 2012-H07 Class FA, 0.8182% 3/20/62 (n)(r)		2,233,512	2,250,873
Series 2012-H23 Class WA, 0.7082% 10/20/62 (n)(r)		1,972,568	1,977,101
Series 2012-H26, Class CA, 0.7182% 7/20/60 (n)(r)		8,393,046	8,409,572
Series 2013-H07 Class BA, 0.5482% 3/20/63 (n)(r)		3,088,896	3,064,778
Series 2014-H03 Class FA, 0.7882% 1/20/64 (n)(r)		3,557,562	3,576,929
Series 2014-H05 Class FB, 0.7882% 12/20/63 (n)(r)		8,840,658	8,888,132
Series 2014-H11 Class BA, 0.6882% 6/20/64 (n)(r)		14,231,600	14,289,964
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2014-H20 Class BF, 0.6882% 9/20/64 (n)(r)		$ 45,507,119	$ 45,432,123
Series 2015-H13 Class FL, 0.4682% 5/20/63 (n)(r)		25,469,565	25,418,600
Series 2015-H19 Class FA, 0.393% 4/20/63 (n)(r)		23,700,000	23,655,563
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		576,554	658,056
Series 1997-8 Class PE, 7.5% 5/16/27		242,407	286,190
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,489,777	244,883
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,348,217	2,601,424
Series 2004-32 Class GS, 6.3024% 5/16/34 (n)(o)(q)		354,374	76,792
Series 2004-73 Class AL, 7.0024% 8/17/34 (n)(o)(q)		426,172	82,363
Series 2007-35 Class SC, 39.0144% 6/16/37 (n)(q)		28,844	55,931
Series 2010-H10 Class FA, 0.519% 5/20/60 (n)(r)		2,445,477	2,434,013
Series 2012-76 Class GS, 6.5024% 6/16/42 (n)(o)(q)		1,443,066	301,234
Series 2012-97 Class JS, 6.0524% 8/16/42 (n)(o)(q)		4,573,075	784,352
Series 2013-124:
Class ES, 8.3963% 4/20/39 (n)(q)		4,142,567	4,818,231
Class ST, 8.5297% 8/20/39 (n)(q)		7,781,810	9,136,388
Series 2013-160 Class MS, 5.9973% 9/20/32 (n)(o)(q)		6,145,514	1,119,942
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		33,560,356	34,389,062
Series 2015-H17 Class HA, 2.5% 5/20/65 (r)		28,442,055	29,147,390
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (j)(r)		30,750,363	31,495,100
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (j)(r)		6,637,302	6,804,272
TOTAL U.S. GOVERNMENT AGENCY			429,373,477
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $561,302,341)			594,721,855
Commercial Mortgage Securities - 6.7%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	201,179
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	129,872
Series 1997-D5 Class PS1, 1.4464% 2/14/43 (n)(o)		456,274	5,710
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (h)(n)		$ 1,500,000	$ 1,470,703
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (n)		254,963	254,820
Series 2006-2 Class A4, 5.7271% 5/10/45 (n)		17,625,794	17,815,553
Series 2006-3 Class A4, 5.889% 7/10/44		51,155,192	52,078,185
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,034,448
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,823,035
Series 2006-4 Class A1A, 5.617% 7/10/46 (n)		26,299,622	27,050,502
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	185,051
Series 2005-1 Class CJ, 5.3371% 11/10/42 (n)		175,766	175,573
Series 2005-5 Class D, 5.3247% 10/10/45 (n)		1,180,000	1,183,728
Series 2005-6 Class AJ, 5.1559% 9/10/47 (n)		300,000	301,608
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	122,411
Series 2007-2 Class A4, 5.6126% 4/10/49 (n)		8,292,000	8,634,567
Series 2007-3 Class A4, 5.5746% 6/10/49 (n)		20,967,320	21,956,977
Series 2008-1 Class D, 6.2584% 2/10/51 (h)(n)		125,000	95,414
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,743,694	7,053,028
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (h)(n)		33,328	30,064
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (h)(n)		788,356	700,667
Class B1, 1.5994% 1/25/36 (h)(n)		32,921	20,941
Class M1, 0.6494% 1/25/36 (h)(n)		254,309	206,031
Class M2, 0.6694% 1/25/36 (h)(n)		76,293	59,816
Class M3, 0.6994% 1/25/36 (h)(n)		111,419	83,999
Class M4, 0.8094% 1/25/36 (h)(n)		61,621	45,484
Class M5, 0.8494% 1/25/36 (h)(n)		61,621	45,238
Class M6, 0.8994% 1/25/36 (h)(n)		65,448	46,847
Series 2006-3A Class M4, 0.6294% 10/25/36 (h)(n)		32,221	3,308
Series 2007-1 Class A2, 0.4694% 3/25/37 (h)(n)		527,262	441,664
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (h)(n)		541,279	461,786
Class A2, 0.5194% 7/25/37 (h)(n)		505,752	416,077
Class M1, 0.5694% 7/25/37 (h)(n)		177,592	135,918
Class M2, 0.6094% 7/25/37 (h)(n)		97,043	68,317
Class M3, 0.6894% 7/25/37 (h)(n)		74,751	43,833
Series 2007-3:
Class A2, 0.4894% 7/25/37 (h)(n)		483,895	394,167
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M1, 0.5094% 7/25/37 (h)(n)		$ 105,098	$ 81,257
Class M2, 0.5394% 7/25/37 (h)(n)		112,645	80,894
Class M3, 0.5694% 7/25/37 (h)(n)		177,501	78,035
Class M4, 0.6994% 7/25/37 (h)(n)		278,704	81,819
Class M5, 0.7994% 7/25/37 (h)(n)		133,533	26,213
Series 2007-4A Class M1, 1.1494% 9/25/37 (h)(n)		190,162	36,301
Series 2006-3A, Class IO, 0% 10/25/36 (h)(n)(o)		5,108,763	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(n)(o)		4,852,783	15,441
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.43% 3/11/39 (n)		450,000	454,935
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	624,806
Series 2006-T22 Class AJ, 5.5924% 4/12/38 (n)		400,000	408,402
Series 2007-PW16 Class A4, 5.7053% 6/11/40 (n)		1,112,000	1,175,544
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		107,279	106,292
Series 2006-T22:
Class A4, 5.5924% 4/12/38 (n)		166,540	167,970
Class B, 5.5924% 4/12/38 (h)(n)		200,000	207,422
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (h)(n)(o)		87,557,706	91,760
Series 2007-T28 Class X2, 0.1359% 9/11/42 (h)(n)(o)		54,532,420	5,999
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		724,139	773,609
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2316% 8/15/29 (h)(n)		832,000	804,016
Series 2014-CLMZ Class M, 5.9255% 8/15/29 (h)(n)		1,665,702	1,654,329
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9476% 8/15/26 (h)(n)		700,000	699,389
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (h)(n)		1,000,000	964,051
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (h)(n)		304,743	289,950
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.198% 11/15/19 (h)(n)		1,574,000	1,582,622
Class F, 2.7817% 11/15/19 (h)(n)		119,000	116,162
Series 2014-CMZA Class MZA, 6.1745% 11/15/19 (h)(n)		1,537,000	1,534,947
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.9199% 11/15/29 (h)(n)		$ 1,158,000	$ 1,155,600
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5873% 12/15/27 (h)(n)		19,500,000	19,469,619
Class DPA, 3.1976% 12/15/27 (h)(n)		6,164,000	6,151,968
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5743% 12/15/47 (h)(n)		750,000	849,273
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6745% 6/15/31 (h)(n)		511,000	492,718
Class YTC3, 2.6745% 6/15/31 (h)(n)		184,000	174,962
Series 2014-FL1, 2.6745% 6/15/31 (h)(n)		511,000	498,730
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (h)(n)		902,000	857,869
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	839,749
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	438,161
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1051% 9/10/46 (h)(n)		1,010,000	982,380
Series 2015-SHP2 Class E, 4.535% 7/15/27 (h)(n)		1,239,000	1,236,100
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		8,179,818	8,409,163
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	173,873
Class A4, 5.322% 12/11/49		31,258,000	32,322,272
Series 2005-CD1 Class AJ, 5.2018% 7/15/44 (n)		500,000	499,462
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(n)	CAD	138,000	104,063
Class G, 5.01% 5/15/44 (h)(n)	CAD	30,000	22,212
Class H, 5.01% 5/15/44 (h)(n)	CAD	20,000	14,457
Class J, 5.01% 5/15/44 (h)(n)	CAD	20,000	13,890
Class K, 5.01% 5/15/44 (h)(n)	CAD	10,000	6,808
Class L, 5.01% 5/15/44 (h)(n)	CAD	36,000	23,563
Class M, 5.01% 5/15/44 (h)(n)	CAD	165,000	101,880
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)		2,125,000	2,064,238
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.336% 8/13/27 (h)(n)		735,000	727,228
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		1,410,000	1,123,606
Series 2012-CR5 Class D, 4.3356% 12/10/45 (h)(n)		740,000	743,849
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM Mortgage Trust: - continued
Series 2013-CR10:
Class C, 4.7925% 8/10/46 (h)(n)		$ 270,000	$ 278,724
Class D, 4.7925% 8/10/46 (h)(n)		790,000	743,386
Series 2013-CR12 Class D, 5.0847% 10/10/46 (h)(n)		1,680,000	1,655,826
Series 2013-CR9:
Class C, 4.2581% 7/10/45 (h)(n)		525,000	526,183
Class D, 4.2581% 7/10/45 (h)(n)		756,000	709,490
Series 2013-LC6 Class D, 4.2865% 1/10/46 (h)(n)		1,109,000	1,044,351
Series 2014-CR15 Class D, 4.7657% 2/10/47 (h)(n)		258,000	249,179
Series 2014-CR17 Class D, 4.7994% 5/10/47 (h)(n)		567,000	535,956
Series 2014-UBS2 Class D, 5.0154% 3/10/47 (h)(n)		844,000	797,880
Series 2015-3BP Class F, 3.2384% 2/10/35 (h)(n)		1,000,000	876,537
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (h)(n)		483,000	443,848
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (h)(n)		126,140	126,169
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (n)		2,335,546	2,396,691
Series 2005-LP5 Class F, 4.9795% 5/10/43 (h)(n)		1,290,000	1,302,585
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		1,275,189	1,227,269
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		623,315	660,148
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3592% 5/15/45 (n)		850,000	921,955
Class D, 5.3592% 5/15/45 (h)(n)		1,510,000	1,546,614
Series 2012-CR2:
Class E, 4.8572% 8/15/45 (h)(n)		1,727,000	1,696,629
Class F, 4.25% 8/15/45 (h)		1,418,000	1,286,981
Series 2012-LC4:
Class C, 5.6452% 12/10/44 (n)		260,000	287,285
Class D, 5.6452% 12/10/44 (h)(n)		1,143,000	1,203,828
Series 2014-CR2 Class G, 4.25% 8/15/45 (h)		403,000	317,407
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (h)(n)		544,000	497,418
Series 2015-WEST Class F, 4.2268% 2/10/37 (h)(n)		731,000	645,605
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		27,691	27,691
Series 2007-C3 Class A4, 5.6993% 6/15/39 (n)		16,762,633	17,570,408
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)		$ 1,722,000	$ 1,818,079
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,212,440	1,289,831
Class H, 6% 5/17/40 (h)		90,315	75,213
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		499,779	512,111
Class G, 6.75% 11/15/30 (h)		180,000	190,863
Series 2001-CKN5 Class AX, 0% 9/15/34 (h)(n)(o)		2,730	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(n)		140,650	141,253
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (h)(n)		3,043,000	3,022,405
Class C, 2.4476% 3/15/17 (h)(n)		2,964,000	2,944,035
Class D, 3.3976% 3/15/17 (h)(n)		4,485,000	4,447,873
Class E, 4.336% 3/15/17 (h)(n)		20,318,000	20,139,263
CSMC Trust floater Series 2015-DEAL:
Class E, 4.198% 4/15/29 (h)(n)		724,000	716,966
Class F, 4.948% 4/15/29 (h)(n)		1,453,000	1,439,041
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (h)(n)		967,000	905,463
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5569% 11/10/46 (h)(n)		500,000	547,023
Class E, 5.5569% 11/10/46 (h)(n)		1,332,000	1,437,385
Class F, 5.5569% 11/10/46 (h)(n)		1,560,000	1,554,691
Class G, 4.652% 11/10/46 (h)		1,654,000	1,433,581
Class XB, 0.2464% 11/10/46 (h)(n)(o)		20,920,000	308,967
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	1,002,424
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(n)		23,852	23,797
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (n)		416,659	415,720
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (n)(o)		1,640,000	201,549
Series K012 Class X3, 2.287% 1/25/41 (n)(o)		1,799,999	199,348
Series K013 Class X3, 2.8069% 1/25/43 (n)(o)		820,000	110,965
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,087,149
Series K034 Class A2, 3.531% 7/25/23		20,251,185	21,448,172
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,118,602
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac: - continued
Series K032 Class A2, 3.31% 5/25/23		$ 4,715,000	$ 4,936,150
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,205,755
Series K047 Class A2, 3.329% 5/25/25		17,400,000	18,047,141
Series KAIV Class X2, 3.6147% 6/25/46 (n)(o)		420,000	74,622
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	4,934,721
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1937% 9/25/45 (h)(n)		1,290,000	1,416,967
Series 2011-K10 Class B, 4.6215% 11/25/49 (h)(n)		240,000	257,267
Series 2011-K11 Class B, 4.4209% 12/25/48 (h)(n)		750,000	797,774
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (h)(n)		18,910,000	18,965,749
Class CFX, 3.4949% 12/15/19 (h)(n)		14,152,000	13,945,292
Class DFX, 3.3822% 12/15/19 (h)(n)		11,994,000	11,679,349
Class EFX, 3.3822% 12/15/19 (h)(n)		1,500,000	1,402,278
Class FFX, 3.3822% 12/15/19 (h)(n)		383,000	351,176
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (n)		60,372	60,356
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	43,752,544
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		405,110	362,225
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		215,232	227,426
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,193
Series 1999-C3 Class K, 6.974% 8/15/36 (h)		2,645	2,620
GP Portfolio Trust Series 2014-GPP:
Class D, 2.938% 2/15/27 (h)(n)		291,000	289,847
Class E, 4.0373% 2/15/27 (h)(n)		378,000	376,173
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,541,635	16,217,401
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (n)		45,337,123	46,013,144
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (n)		6,458,463	6,466,058
Series 2010-C1:
Class D, 6.0843% 8/10/43 (h)(n)		1,255,000	1,358,143
Class E, 4% 8/10/43 (h)		1,240,000	1,142,381
Class F, 4% 8/10/43 (h)		894,000	756,302
Class X, 1.4847% 8/10/43 (h)(n)(o)		5,136,803	298,474
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (h)(n)		$ 614,960	$ 613,139
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		17,702,100	18,239,553
Series 2010-C2:
Class D, 5.2456% 12/10/43 (h)(n)		720,000	761,053
Class XA, 0.6486% 12/10/43 (h)(n)(o)		3,860,847	27,926
Series 2011-GC5:
Class C, 5.3081% 8/10/44 (h)(n)		1,050,000	1,137,595
Class D, 5.3081% 8/10/44 (h)(n)		480,000	494,415
Class E, 5.3081% 8/10/44 (h)(n)		210,000	205,187
Class F, 4.5% 8/10/44 (h)		1,020,000	842,850
Series 2012-GC6:
Class D, 5.6315% 1/10/45 (h)(n)		861,000	885,730
Class E, 5% 1/10/45 (h)(n)		412,000	380,231
Series 2012-GC6I Class F, 5% 1/10/45 (n)		390,000	322,150
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (n)		630,000	690,673
Class D, 5.7229% 5/10/45 (h)(n)		1,054,000	1,080,186
Class E, 5% 5/10/45 (h)		1,311,000	1,199,529
Class F, 5% 5/10/45 (h)		2,079,000	1,682,309
Series 2012-GCJ9:
Class D, 4.8533% 11/10/45 (h)(n)		1,170,000	1,133,200
Class E, 4.8533% 11/10/45 (h)(n)		1,290,000	1,142,338
Series 2013-GC10 Class D, 4.4138% 2/10/46 (h)(n)		740,000	695,187
Series 2013-GC12 Class D, 4.4768% 6/10/46 (h)(n)		219,000	205,177
Series 2013-GC13 Class D, 4.0697% 7/10/46 (h)(n)		1,543,000	1,393,132
Series 2013-GC16:
Class C, 5.3156% 11/10/46 (n)		662,844	711,006
Class D, 5.3156% 11/10/46 (h)(n)		967,000	939,589
Class F, 3.5% 11/10/46 (h)		999,000	758,793
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.438% 7/15/29 (h)(n)		617,000	619,841
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,444,632
Class DFX, 4.4065% 11/5/30 (h)		23,706,000	23,758,945
Class EFX, 4.4533% 11/5/30 (h)(n)		2,000,000	2,005,760
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.6756% 11/15/29 (h)(n)		406,000	392,842
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5612% 9/15/47 (h)(n)		525,000	457,731
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMBB Commercial Mortgage Securities Trust: - continued
Series 2015-C31 Class ASB, 3.5373% 8/15/48		$ 30,200,000	$ 31,145,275
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(n)		500,000	501,940
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	473,471
Series 2003-C1:
Class D, 5.192% 1/12/37		12,581	12,563
Class F, 5.6404% 1/12/37 (h)(n)		250,000	246,250
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(n)		380,000	447,928
Class D, 7.4453% 12/5/27 (h)(n)		1,885,000	2,217,094
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(n)		695,000	793,396
Series 2012-CBX:
Class C, 5.2386% 6/15/45 (n)		250,000	263,891
Class D, 5.2386% 6/16/45 (h)(n)		690,000	706,106
Class E, 5.2386% 6/15/45 (h)(n)		620,000	607,380
Class F, 4% 6/15/45 (h)		820,000	732,380
Class G 4% 6/15/45 (h)		1,079,000	770,533
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (h)(n)		137,659	134,947
Class F, 0.5276% 11/15/18 (h)(n)		380,931	366,233
Class G, 0.5576% 11/15/18 (h)(n)		330,997	316,800
Class H, 0.6976% 11/15/18 (h)(n)		254,476	243,031
Class J, 0.8476% 11/15/18 (h)(n)		257,928	245,844
Series 2014-BXH:
Class A, 1.0976% 4/15/27 (h)(n)		3,000,000	2,993,256
Class C, 1.8476% 4/15/27 (h)(n)		4,460,000	4,451,731
Class D, 2.4476% 4/15/27 (h)(n)		9,517,000	9,485,956
Series 2014-FBLU Class E, 3.6873% 12/15/28 (h)(n)		1,058,000	1,052,710
Series 2014-INN:
Class E, 3.798% 6/15/29 (h)(n)		683,000	680,107
Class F, 4.198% 6/15/29 (h)(n)		1,006,000	989,645
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		15,065,112	15,490,098
Class A4, 5.552% 5/12/45		5,665,501	5,761,508
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43		$ 7,203,918	$ 7,424,314
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,645,570	5,811,132
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,000,176	9,320,420
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,362,745	2,458,961
Series 2007-CB19 Class A4, 5.695% 2/12/49 (n)		12,396,984	13,058,979
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (n)		29,428,107	30,984,324
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,975,987	25,007,266
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		170,000	169,307
Series 2004-LN2 Class D, 5.3433% 7/15/41 (n)		420,000	357,085
Series 2005-LDP2 Class C, 4.911% 7/15/42 (n)		660,000	661,664
Series 2005-LDP5 Class AJ, 5.3599% 12/15/44 (n)		360,000	363,020
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (n)		11,598,929	11,794,266
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (n)		110,240	345
Series 2011-C3 Class J, 4.409% 2/15/46 (h)(n)		106,000	89,241
Series 2011-C4:
Class E, 5.4158% 7/15/46 (h)(n)		1,130,000	1,168,293
Class F, 3.873% 7/15/46 (h)		105,000	96,463
Class H, 3.873% 7/15/46 (h)		672,000	549,678
Class NR, 3.873% 7/15/46 (h)		385,000	254,142
Class TAC2, 7.99% 7/15/46 (h)		671,000	709,877
Series 2011-C5:
Class B. 5.3229% 8/15/46 (h)(n)		1,140,000	1,260,607
Class C, 5.3229% 8/15/46 (h)(n)		1,102,648	1,189,079
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (n)		1,115,000	1,082,208
Class D, 4.2392% 4/15/46 (n)		1,430,000	1,313,642
Class F, 3.25% 4/15/46 (h)(n)		1,682,000	1,208,863
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (h)(n)		816,000	795,902
Class E, 3.8046% 6/10/27 (h)(n)		1,156,000	1,084,292
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (n)		21,263,403	22,500,996
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C7 Class AJ, 5.323% 11/15/40 (n)		1,254,286	1,256,377
Series 2006-C6:
Class A4, 5.372% 9/15/39		855,696	879,626
Class AM, 5.413% 9/15/39		1,500,000	1,554,450
Series 2006-C7:
Class A2, 5.3% 11/15/38		595,713	599,313
Class AM, 5.378% 11/15/38		160,000	165,488
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40		$ 16,273,684	$ 16,935,469
Series 2007-C2 Class A3, 5.43% 2/15/40		3,230,362	3,377,085
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(n)		186,455	186,521
Series 2005-C1 Class E, 4.924% 2/15/40		317,127	317,153
Series 2005-C7 Class C, 5.35% 11/15/40 (n)		1,016,000	1,021,050
Series 2006-C1 Class AM, 5.217% 2/15/31 (n)		6,847,000	6,904,871
Series 2006-C4:
Class AJ, 5.8521% 6/15/38 (n)		1,060,000	1,083,970
Class AM, 5.8521% 6/15/38 (n)		500,000	514,576
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)		1,870,177	1,949,738
Series 2007-C7 Class A3, 5.866% 9/15/45		12,747,748	13,733,506
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4769% 6/25/43 (h)(n)		67,004	66,951
Series 2014-2:
Class D, 5.0498% 1/20/41 (h)(n)		256,000	241,516
Class E, 5.0498% 1/20/41 (h)(n)		400,000	336,046
Mach One Trust LLC Series 2004-1A Class H, 6.0869% 5/28/40 (h)(n)		115,481	115,562
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3906% 10/12/39 (h)(n)	CAD	320,000	244,593
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (n)		183,308	183,218
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3621% 1/12/44 (n)		220,000	221,689
Series 2005-LC1 Class F, 5.4161% 1/12/44 (h)(n)		1,655,000	1,633,424
Series 2006-C1:
Class AJ, 5.6761% 5/12/39 (n)		530,000	533,216
Class AM, 5.6761% 5/12/39 (n)		100,000	102,190
Series 2007-C1 Class A4, 5.8347% 6/12/50 (n)		9,429,517	9,840,823
Series 2008-C1 Class A4, 5.69% 2/12/51		2,936,477	3,128,152
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (n)		778,304	803,053
Class ASB, 5.133% 12/12/49 (n)		111,340	111,588
Series 2007-5 Class A4, 5.378% 8/12/48		17,767,087	18,475,265
Series 2007-6 Class A4, 5.485% 3/12/51 (n)		14,650,000	15,351,457
Series 2007-7 Class A4, 5.7429% 6/12/50 (n)		6,223,318	6,587,805
Series 2006-1 Class AM, 5.5154% 2/12/39 (n)		5,120,000	5,182,131
Series 2007-6 Class B, 5.635% 3/12/51 (n)		1,902,000	594,617
Series 2007-8 Class A3, 5.8811% 8/12/49 (n)		1,640,000	1,745,567
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (h)		$ 750,000	$ 675,225
Series 2012-C6 Class D, 4.8133% 11/15/45 (h)(n)		1,357,000	1,382,240
Series 2013-C12 Class D, 4.767% 10/15/46 (h)(n)		1,000,000	971,250
Series 2013-C13:
Class D, 4.8945% 11/15/46 (h)(n)		1,019,000	992,175
Class E, 4.8945% 11/15/46 (h)(n)		887,000	797,878
Series 2013-C7:
Class D, 4.2973% 2/15/46 (h)(n)		810,000	777,148
Class E, 4.2973% 2/15/46 (h)(n)		340,000	305,162
Series 2013-C8 Class D, 4.17% 12/15/48 (h)(n)		400,000	372,432
Series 2013-C9:
Class C, 4.2082% 5/15/46 (n)		620,000	609,774
Class D, 4.1578% 5/15/46 (h)(n)		1,740,000	1,621,161
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.398% 7/15/19 (h)(n)		357,716	357,966
Class J, 0.6155% 7/15/19 (h)(n)		335,939	335,105
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (h)(n)		633,568	631,626
Class E, 0.4355% 10/15/20 (h)(n)		834,661	829,265
Class F, 0.4855% 10/15/20 (h)(n)		500,899	497,723
Class G, 0.5255% 10/15/20 (h)(n)		619,188	614,482
Class H, 0.6155% 10/15/20 (h)(n)		389,758	379,000
Class J, 0.7655% 10/15/20 (h)(n)		225,021	207,559
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,794
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,222
Series 2012-C4 Class E, 5.5247% 3/15/45 (h)(n)		1,210,000	1,248,725
Series 1997-RR Class F, 7.4369% 4/30/39 (h)(n)		63,561	63,796
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		207,862	208,710
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	209,561
Class O, 5.91% 11/15/31 (h)		166,077	137,242
Series 2004-IQ7 Class E, 5.1708% 6/15/38 (h)(n)		74,602	76,329
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (n)		334,934	335,997
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	750,874
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	93,458,423
Series 2011-C1:
Class C, 5.3313% 9/15/47 (h)(n)		970,000	1,062,944
Class D, 5.3313% 9/15/47 (h)(n)		1,760,000	1,896,872
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C1:
Class E, 5.3313% 9/15/47 (h)(n)		$ 573,100	$ 588,828
Series 2011-C2:
Class D, 5.3029% 6/15/44 (h)(n)		580,000	619,591
Class E, 5.3029% 6/15/44 (h)(n)		600,000	629,740
Class F, 5.3029% 6/15/44 (h)(n)		550,000	536,782
Class XB, 0.4584% 6/15/44 (h)(n)(o)		9,001,008	234,854
Series 2011-C3:
Class C, 5.1784% 7/15/49 (h)(n)		1,000,000	1,078,789
Class D, 5.1784% 7/15/49 (h)(n)		1,130,000	1,200,615
Class E, 5.1784% 7/15/49 (h)(n)		400,000	420,752
Class G, 5.1784% 7/15/49 (h)(n)		924,000	822,421
Series 2012-C4:
Class D, 5.7088% 3/15/45 (h)(n)		330,000	352,966
Class F, 3.07% 3/15/45 (h)		623,000	522,362
Series 2015-MS1:
Class C, 4.1633% 5/15/48 (n)		734,000	665,939
Class D, 4.163% 5/15/48 (h)		437,000	355,947
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5079% 7/15/33 (h)(n)		150,000	167,549
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (h)		1,571,000	1,534,715
Class F, 5% 2/5/30 (h)		499,000	481,653
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	282,582
Class D, 6.45% 1/22/26 (h)		740,731	798,495
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		1,005,147	1,275,229
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	82,528
Class G, 4.456% 9/12/38	CAD	54,000	41,175
Class H, 4.456% 9/12/38	CAD	36,000	26,730
Class J, 4.456% 9/12/38	CAD	36,000	25,958
Class K, 4.456% 9/12/38	CAD	18,000	12,583
Class L, 4.456% 9/12/38	CAD	26,000	17,137
Class M, 4.456% 9/12/38	CAD	104,391	63,371
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	97,360
Class G, 4.57% 4/12/23	CAD	42,000	32,206
Class H, 4.57% 4/12/23	CAD	42,000	31,962
Class J, 4.57% 4/12/23	CAD	42,000	31,720
Class K, 4.57% 4/12/23	CAD	21,000	15,740
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class L, 4.57% 4/12/23	CAD	63,000	$ 46,865
Class M, 4.57% 4/12/23	CAD	155,242	100,926
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		247,956	78,414
SCG Trust Series 2013-SRP1 Class D, 3.531% 11/15/26 (h)(n)		1,330,000	1,329,557
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4476% 11/15/27 (h)(n)		794,000	789,385
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4769% 8/15/39 (n)		118,718	119,103
Series 2007-C4 Class F, 5.4769% 8/15/39 (n)		820,000	781,449
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	276,460
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5422% 5/10/45 (h)(n)		1,197,000	1,253,996
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(n)		310,000	300,234
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(n)		970,000	912,401
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (h)(n)		1,299,000	1,246,776
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	206,013
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (h)(n)		395,545	375,604
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,076,675	8,413,812
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,445,282
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,619,674
Series 2007-C32 Class A3, 5.7146% 6/15/49 (n)		40,608,000	42,723,380
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (n)		31,834,336	33,267,677
Class A5, 5.9507% 2/15/51 (n)		19,259,000	20,679,736
Series 2004-C11:
Class D, 5.1404% 1/15/41 (n)		360,000	365,255
Class E, 5.1904% 1/15/41 (n)		327,000	331,357
Series 2005-C22 Class B, 5.3736% 12/15/44 (n)		4,218,000	4,196,594
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	7,923,673
Series 2006-C27 Class A1A, 5.749% 7/15/45 (n)		21,703,452	22,312,712
Series 2007-C31 Class C, 5.6711% 4/15/47 (n)		522,000	506,986
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5751% 11/15/43 (h)(n)(o)		$ 20,614,217	$ 558,006
Series 2012-LC5:
Class C, 4.693% 10/15/45 (n)		569,000	587,615
Class D, 4.7772% 10/15/45 (h)(n)		1,621,000	1,605,471
Series 2013-LC12 Class C, 4.3013% 7/15/46 (n)		600,000	597,456
Series 2015-SG1 Class ASB, 3.381% 12/15/47		9,000,000	9,280,949
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		325,000	270,050
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	386,167
Class D, 5.549% 3/15/44 (h)(n)		800,000	854,287
Class E, 5% 3/15/44 (h)		890,000	856,920
Class F, 5% 3/15/44 (h)		693,000	570,839
Series 2011-C4:
Class D, 5.2658% 6/15/44 (h)(n)		408,000	436,609
Class E, 5.2658% 6/15/44 (h)(n)		439,432	458,950
Series 2011-C5:
Class C, 5.6346% 11/15/44 (h)(n)		260,000	285,216
Class D, 5.6346% 11/15/44 (h)(n)		600,000	656,164
Class E, 5.6346% 11/15/44 (h)(n)		1,410,000	1,503,088
Class F, 5.25% 11/15/44 (h)(n)		933,000	903,371
Class G, 5.25% 11/15/44 (h)(n)		329,000	290,030
Class XA, 1.9616% 11/15/44 (h)(n)(o)		4,923,294	389,255
Series 2012-C10:
Class D, 4.4569% 12/15/45 (h)(n)		422,000	404,640
Class E, 4.4569% 12/15/45 (h)(n)		1,190,000	1,040,947
Class F, 4.4569% 12/15/45 (h)(n)		1,726,000	1,359,158
Series 2012-C6 Class D, 5.5612% 4/15/45 (h)(n)		540,000	558,332
Series 2012-C7:
Class C, 4.8388% 6/15/45 (n)		1,270,000	1,330,428
Class E, 4.8388% 6/15/45 (h)(n)		2,501,000	2,482,220
Class F, 4.5% 6/15/45 (h)		357,000	328,195
Class G, 4.5% 6/15/45 (h)		1,076,000	822,541
Series 2012-C8 Class D, 4.8753% 8/15/45 (h)(n)		650,000	680,150
Series 2013-C11:
Class D, 4.1805% 3/15/45 (h)(n)		870,000	829,203
Class E, 4.1805% 3/15/45 (h)(n)		1,750,000	1,489,002
Series 2013-C13 Class D, 4.1386% 5/15/45 (h)(n)		600,000	563,078
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9179% 11/15/29 (h)(n)		$ 1,054,900	$ 1,043,394
Class G, 3.2176% 11/15/29 (h)(n)		164,703	152,834
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,348,981,101)			1,364,361,739
Municipal Securities - 1.5%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,677,458
7.3% 10/1/39		18,415,000	25,490,780
7.5% 4/1/34		9,105,000	12,691,368
7.6% 11/1/40		12,540,000	18,395,177
7.625% 3/1/40		5,410,000	7,793,862
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,337,748
Series 2010 C1, 7.781% 1/1/35		13,950,000	14,170,829
Series 2012 B, 5.432% 1/1/42		3,285,000	2,647,119
6.314% 1/1/44		19,560,000	17,022,677
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	9,013,806
4.95% 6/1/23		16,725,000	17,003,639
5.1% 6/1/33		63,045,000	58,497,564
Series 2010 5, 6.2% 7/1/21		6,680,000	7,318,742
Series 2010-1, 6.63% 2/1/35		11,945,000	12,294,272
Series 2010-3:
5.547% 4/1/19		330,000	354,661
6.725% 4/1/35		17,810,000	18,434,953
7.35% 7/1/35		8,165,000	8,753,125
Series 2011:
4.961% 3/1/16		1,035,000	1,052,347
5.365% 3/1/17		395,000	408,549
5.665% 3/1/18		13,360,000	14,287,718
5.877% 3/1/19		44,605,000	48,723,826
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2013:
2.69% 12/1/17		$ 3,365,000	$ 3,352,583
3.14% 12/1/18		3,490,000	3,487,662
TOTAL MUNICIPAL SECURITIES (Cost $310,397,367)			307,210,465
Foreign Government and Government Agency Obligations - 1.1%

Arab Republic 5.875% 6/11/25 (h)		380,000	367,232
Argentine Republic:
7% 10/3/15		300,000	299,800
7% 4/17/17		21,130,000	20,081,130
8.28% 12/31/33		525,764	538,908
8.75% 6/2/17		1,645,000	1,657,319
Azerbaijan Republic 4.75% 3/18/24 (h)		760,000	725,800
Belarus Republic 8.95% 1/26/18		4,880,000	4,762,490
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,279,638
5.625% 1/7/41		14,565,000	12,962,850
7.125% 1/20/37		3,270,000	3,458,025
8.25% 1/20/34		3,535,000	4,144,788
Buenos Aires Province:
9.375% 9/14/18 (h)		1,210,000	1,188,825
9.95% 6/9/21		960,000	936,000
10.875% 1/26/21 (Reg. S)		3,645,000	3,590,325
City of Buenos Aires:
8.95% 2/19/21 (h)		1,860,000	1,920,450
9.95% 3/1/17 (h)		793,000	820,854
Colombian Republic:
5% 6/15/45		400,000	355,500
5.625% 2/26/44		550,000	534,188
6.125% 1/18/41		635,000	658,813
7.375% 9/18/37		745,000	877,238
10.375% 1/28/33		2,100,000	3,050,250
Congo Republic 4% 6/30/29 (f)		4,360,501	3,750,031
Costa Rican Republic:
4.25% 1/26/23 (h)		1,250,000	1,146,875
5.625% 4/30/43 (h)		490,000	396,900
7% 4/4/44 (h)		1,450,000	1,355,750
Croatia Republic:
5.5% 4/4/23 (h)		410,000	422,813
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic: - continued
6% 1/26/24 (h)		$ 600,000	$ 640,128
6.375% 3/24/21 (h)		760,000	820,002
6.625% 7/14/20 (h)		545,000	594,159
6.75% 11/5/19 (h)		350,000	382,604
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (h)		325,000	329,875
6.25% 10/4/20 (h)		1,355,000	1,371,938
6.25% 7/27/21 (h)		360,000	360,900
Dominican Republic:
1.25% 8/30/24 (n)		2,950,000	2,854,125
5.5% 1/27/25 (h)		710,000	702,900
5.875% 4/18/24		585,000	593,775
6.85% 1/27/45 (h)		1,395,000	1,384,538
7.45% 4/30/44 (h)		2,240,000	2,374,400
7.5% 5/6/21 (h)		1,880,000	2,075,050
El Salvador Republic 7.625% 2/1/41 (h)		250,000	236,250
Georgia Republic 6.875% 4/12/21 (h)		720,000	752,400
Hungarian Republic:
5.375% 3/25/24		594,000	649,362
5.75% 11/22/23		910,000	1,014,650
7.625% 3/29/41		1,100,000	1,499,542
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	2,400,000	2,659,496
3.375% 4/15/23 (h)		555,000	513,375
4.875% 5/5/21 (h)		490,000	510,825
5.25% 1/17/42 (h)		715,000	663,163
5.375% 10/17/23		400,000	420,000
5.875% 3/13/20 (h)		385,000	423,019
5.875% 3/13/20 (Reg. S)		2,450,000	2,691,938
6.625% 2/17/37 (h)		950,000	1,021,250
6.75% 1/15/44 (h)		490,000	542,087
7.75% 1/17/38 (h)		2,270,000	2,752,375
8.5% 10/12/35 (Reg. S)		2,060,000	2,657,400
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		2,560,000	2,608,128
7.125% 3/31/16 (Reg. S)		100,000	101,880
7.25% 4/15/19 (h)		2,685,000	2,763,603
8.25% 4/15/24 (h)		1,000,000	1,052,500
Ivory Coast 5.75% 12/31/32		3,150,000	2,835,504
Jamaican Government 7.875% 7/28/45		335,000	331,650
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Kazakhstan Republic:
5.125% 7/21/25 (h)		$ 915,000	$ 893,269
6.5% 7/21/45 (h)		645,000	622,425
Lebanese Republic:
4% 12/31/17		2,486,250	2,461,388
5.45% 11/28/19		575,000	574,713
Moroccan Kingdom 4.25% 12/11/22 (h)		600,000	604,020
Panamanian Republic:
6.7% 1/26/36		460,000	560,050
8.875% 9/30/27		335,000	469,000
9.375% 4/1/29		415,000	606,419
Peruvian Republic 4% 3/7/27 (f)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		665,000	962,588
9.5% 2/2/30		895,000	1,454,375
10.625% 3/16/25		260,000	414,050
Plurinational State of Bolivia:
5.95% 8/22/23 (h)		485,000	501,975
5.95% 8/22/23		55,000	56,925
Provincia de Cordoba 12.375% 8/17/17 (h)		1,990,000	2,014,875
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,100,000	1,068,595
Republic of Armenia:
6% 9/30/20 (h)		1,756,000	1,673,292
7.15% 3/26/25 (h)		720,000	688,464
Republic of Iceland 5.875% 5/11/22 (h)		560,000	635,085
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,055,728
Republic of Nigeria 5.125% 7/12/18 (h)		930,000	906,285
Republic of Serbia:
5.875% 12/3/18 (h)		1,430,000	1,505,504
6.75% 11/1/24 (h)		2,196,478	2,223,933
7.25% 9/28/21 (h)		1,450,000	1,638,245
Romanian Republic:
4.375% 8/22/23 (h)		706,000	735,864
6.125% 1/22/44 (h)		852,000	994,199
Russian Federation:
4.875% 9/16/23 (h)		1,135,000	1,085,491
5% 4/29/20 (h)		625,000	629,638
5.625% 4/4/42 (h)		400,000	362,521
5.875% 9/16/43 (h)		1,700,000	1,583,040
7.5% 3/31/30 (Reg. S)		535,625	627,120
12.75% 6/24/28 (Reg. S)		5,345,000	8,188,273
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
South African Republic:
5.875% 9/16/25		$ 1,235,000	$ 1,333,523
6.25% 3/8/41		500,000	550,190
Turkish Republic:
3.25% 3/23/23		245,000	223,163
4.875% 4/16/43		640,000	562,368
5.125% 3/25/22		315,000	324,986
5.625% 3/30/21		965,000	1,024,955
6.25% 9/26/22		680,000	743,936
6.75% 4/3/18		565,000	616,856
6.75% 5/30/40		975,000	1,082,601
6.875% 3/17/36		1,795,000	2,013,236
7% 3/11/19		685,000	761,446
7.25% 3/5/38		1,150,000	1,347,685
7.375% 2/5/25		1,170,000	1,372,995
7.5% 11/7/19		1,215,000	1,385,756
8% 2/14/34		570,000	712,728
11.875% 1/15/30		630,000	1,032,494
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		790,000	556,316
Ukraine Government:
7.8% 11/28/22 (h)		1,870,000	1,338,172
9.25% 7/24/17 (h)		1,595,000	1,139,628
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,152,546
3.25% 1/22/44	GBP	1,600,000	2,789,279
4.5% 9/7/34	GBP	1,835,000	3,701,097
United Mexican States:
4.6% 1/23/46		695,000	634,188
4.75% 3/8/44		13,812,000	12,879,690
5.55% 1/21/45		650,000	679,250
6.05% 1/11/40		1,366,000	1,529,920
6.75% 9/27/34		650,000	791,375
United Republic of Tanzania 6.3971% 3/9/20 (n)		205,000	202,950
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,130,000	1,473,238
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		7,620,000	6,057,900
9% 5/7/23 (Reg. S)		695,000	254,023
9.25% 9/15/27		1,250,000	523,750
9.25% 5/7/28 (Reg. S)		480,000	175,920
11.75% 10/21/26 (Reg. S)		1,115,000	461,053
11.95% 8/5/31 (Reg. S)		3,855,000	1,595,970
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Venezuelan Republic: - continued
12.75% 8/23/22		$ 2,000,000	$ 932,000
Vietnamese Socialist Republic:
1.2139% 3/12/16 (n)		256,522	252,995
4% 3/12/28 (f)		5,357,917	5,163,692
4.8% 11/19/24 (h)		1,000,000	960,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,712,522)			224,958,802
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,082)	EUR	65,000	74,655
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A	21,200	846,728
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,680,932
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	317,384
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		451,792
TOTAL COMMON STOCKS (Cost $5,726,831)		3,979,452
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 246,094
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	458,100
		704,194
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	391,500
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	680,340
Series D, 7.50%	5,942	145,520
Boston Properties, Inc. 5.25%	17,500	432,950
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	195,702
Series E, 6.625%	25,000	624,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	251,800
Corporate Office Properties Trust Series L, 7.375%	12,221	317,868
CYS Investments, Inc. Series B, 7.50%	21,700	479,787
DDR Corp. Series K, 6.25%	17,823	445,575
Digital Realty Trust, Inc. Series E, 7.00%	10,000	258,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	22,449	577,164
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,801
First Potomac Realty Trust 7.75%	15,000	381,000
Hersha Hospitality Trust Series B, 8.00%	13,844	353,160
Hospitality Properties Trust Series D, 7.125%	10,000	263,000
LaSalle Hotel Properties Series H, 7.50%	10,000	258,400
MFA Financial, Inc. Series B, 7.50%	22,500	552,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	253,800
Series S, 6.45%	21,000	547,050
Public Storage:
Series P, 6.50%	12,000	305,880
Series R, 6.35%	10,500	272,580
Series S, 5.90%	20,000	508,800
Realty Income Corp. Series F, 6.625%	12,000	318,960
Regency Centers Corp. Series 6, 6.625%	5,510	143,536
Retail Properties America, Inc. 7.00%	24,109	614,780
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	464,964
Stag Industrial, Inc. Series A, 9.00%	20,000	551,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	34,260	$ 880,482
Taubman Centers, Inc. Series J, 6.50%	11,338	288,325
		12,001,274
TOTAL PREFERRED STOCKS (Cost $12,416,231)		12,705,468
Bank Loan Obligations - 5.3%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (n)		$ 1,490,472	1,453,583
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (n)		4,635,496	4,380,544
Tranche 2LN, term loan 10% 11/27/21 (n)		1,594,000	1,442,570
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (n)		1,041,398	1,034,025
			8,310,722
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (n)		1,287,594	1,281,968
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (n)		1,284,463	1,277,399
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2506% 1/30/20 (n)		1,497,475	1,497,475
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (n)		1,087,423	1,085,477
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (n)		5,283,450	5,205,836
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (n)		3,932,240	3,956,817
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (n)		2,500,000	2,450,000
Tranche L 2LN, term loan 10.25% 8/13/23 (n)		1,000,000	980,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (n)		15,849,926	14,552,292
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (n)		$ 5,965,779	$ 5,921,035
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (n)		2,834,462	2,818,277
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (n)		915,000	905,850
Tranche B 2LN, term loan 8% 5/14/23 (n)		360,000	360,000
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (n)		745,236	741,510
			40,474,569
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (n)		3,524,276	3,387,710
American Casino & Entertainment Properties LLC Tranche B, term loan 5% 7/7/22 (n)		1,500,000	1,503,750
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (n)		5,515,708	5,532,255
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (n)		2,273,489	2,258,324
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (n)		2,856,793	2,852,508
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (n)		7,028,323	6,697,008
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (n)		17,116,415	14,834,284
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (n)		2,451,144	2,448,840
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (n)		1,573,000	1,569,068
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (n)		3,764,000	3,757,714
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (n)		2,305,000	2,305,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (n)		903,000	915,037
Tranche B 1LN, term loan 5% 2/1/20 (n)		4,617,678	4,614,815
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (n)		1,285,062	1,293,903
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (n)		3,037,000	3,037,000
Tranche B 1LN, term loan 3.5% 6/27/20 (n)		5,140,410	5,099,698
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (n)		$ 5,193,455	$ 5,196,726
5.5% 11/21/19 (n)		2,225,348	2,226,750
Graton Economic Development Authority Tranche B, term loan 4.75% 8/5/22 (n)		5,100,000	5,100,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (n)		6,905,978	6,890,854
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (n)		5,574,271	5,557,994
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (n)		3,682,168	3,685,445
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (n)		566,375	563,050
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (n)		3,020,000	2,994,511
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (n)		1,923,138	1,905,349
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (n)		5,332,010	5,278,690
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (n)		347,200	347,054
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (n)		2,572,141	2,568,926
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (n)		2,397,797	2,382,811
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (n)		3,398,622	3,415,615
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (n)		14,058,355	13,886,984
Tranche B, term loan 6% 10/18/20 (n)		511,404	505,364
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (n)		1,621,768	1,611,632
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (n)		3,044,898	3,037,286
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (n)		1,975,000	1,975,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (n)		2,131,182	1,502,483
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (n)		1,512,304	1,502,217
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (n)		501,980	490,268
			134,731,923
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (n)		$ 2,119,133	$ 2,099,277
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (n)		2,920,929	2,818,697
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (n)		2,992,500	2,956,979
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (n)		1,255,000	1,253,431
Tranche B 2LN, term loan 9.25% 7/8/23 (n)		465,000	459,769
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (n)		4,211,365	4,201,511
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (n)		1,493,381	1,479,253
Tranche F, term loan 3% 1/3/21 (n)		6,767,749	6,698,380
Tranche H, term loan 3.25% 8/24/21 (n)		1,000,000	996,940
Tranche I, term loan 3.5% 1/24/23 (n)		6,335,000	6,320,746
Clear Channel Communications, Inc. Tranche D, term loan 6.948% 1/30/19 (n)		14,695,000	12,949,969
CSC Holdings LLC Tranche B, term loan 2.698% 4/17/20 (n)		1,305,622	1,286,861
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (n)		6,471,811	4,081,836
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (n)		3,000,000	2,962,500
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (n)		1,497,475	1,493,731
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (n)		3,681,201	3,636,585
Tranche 2LN, term loan 7.5% 7/25/22 (n)		1,880,000	1,822,660
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (n)		1,620,000	1,572,745
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (n)		1,952,153	1,952,641
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (n)		1,853,591	1,848,957
Numericable LLC:
Tranche B 1LN, term loan 4% 7/20/22 (n)		1,000,000	995,140
Tranche B 1LN, term loan 4.5% 5/8/20 (n)		5,809,355	5,803,139
Tranche B 2LN, term loan 4.5% 5/8/20 (n)		5,025,944	5,020,566
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (n)		2,995,927	2,994,069
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (n)		1,000,000	998,750
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (n)		$ 10,885,086	$ 10,789,841
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (n)		2,577,423	2,557,293
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (n)		1,355,000	1,334,431
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (n)		1,013,348	1,001,046
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (n)		997,500	993,600
WMG Acquisition Corp. term loan 3.75% 7/1/20 (n)		1,480,466	1,449,628
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (n)		1,391,000	1,371,150
Tranche B 2LN, term loan 3.5% 1/15/22 (n)		897,000	884,200
Tranche B 3LN, term loan 3.5% 1/15/22 (n)		1,475,000	1,453,952
			95,622,299
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (n)		4,000,000	4,000,000
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (n)		3,292,869	3,278,875
6% 5/22/18 (n)		15,590,789	15,546,979
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (n)		6,132,790	6,046,931
			28,872,785
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (n)		4,500,000	4,477,500
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (n)		1,882,000	1,793,791
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (n)		1,646,368	1,628,884
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (n)		7,355,193	5,694,170
Party City Holdings, Inc. Tranche B, term loan 8/19/22 (s)		3,655,000	3,648,165
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (n)		1,344,958	1,341,596
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (n)		11,214,893	11,191,566
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)		$ 3,137,000	$ 2,670,371
Staples, Inc. Tranche B, term loan 4/24/21 (s)		3,000,000	2,985,000
			35,431,043
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (n)		1,474,714	1,405,889
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (n)		2,445,180	2,448,236
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (n)		4,026,009	4,026,009
			7,880,134
TOTAL CONSUMER DISCRETIONARY			358,800,816
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (n)		1,332,000	1,308,690
Tranche B 1LN, term loan 5.75% 11/13/21 (n)		6,357,861	6,353,919
			7,662,609
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (n)		3,736,436	3,732,625
Tranche B 3LN, term loan 5% 8/25/19 (n)		1,693,236	1,692,186
Tranche B 4LN, term loan 5.5% 8/25/21 (n)		15,960,260	15,956,270
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (n)		653,000	646,470
Tranche B 1LN, term loan 4.5% 9/26/19 (n)		5,968,867	5,941,828
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (n)		1,478,476	1,452,603
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (n)		1,129,000	1,120,533
Tranche B 1LN, term loan 4.75% 10/21/21 (n)		3,428,800	3,412,719
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (n)		6,695,838	6,695,838
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (n)		2,913,000	2,854,740
Tranche B 1LN, term loan 4.5% 6/30/21 (n)		3,400,867	3,362,607
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (n)		$ 2,378,000	$ 2,367,608
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (n)		1,118,958	1,121,577
			50,357,604
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (n)		1,481,000	1,486,554
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (n)		2,119,101	2,111,154
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (n)		1,070,000	1,069,668
Tranche B 2LN, term loan 8.5% 8/3/23 (n)		125,000	125,156
JBS U.S.A. LLC Tranche B, term loan 8/18/22 (s)		3,540,000	3,524,530
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (n)		480,696	479,696
			8,796,758
Household Products - 0.0%
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (n)		2,429,444	2,335,303
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5088% 9/3/21 (n)		289,703	289,040
Revlon Consumer Products Corp. term loan 4% 8/19/19 (n)		2,652,718	2,641,125
			2,930,165
TOTAL CONSUMER STAPLES			72,082,439
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (n)		8,938,420	6,435,663
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (n)		4,106,261	3,161,821
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (n)		6,113,277	5,058,737
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (n)		2,328,212	1,639,061
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (n)		$ 2,112,223	$ 1,522,554
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (n)		1,114,343	759,425
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (n)		417,737	325,835
			18,903,096
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (n)		978,701	972,281
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (n)		1,468,469	1,468,469
Chelsea Petroleum Products I LLC Tranche B, term loan 7/22/22 (s)		2,385,000	2,346,244
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (n)		4,612,000	3,973,238
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (n)		2,453,505	2,458,608
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (n)		533,313	531,479
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (n)		5,952,913	5,446,916
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (n)		1,937,824	1,908,155
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (n)		4,629,000	1,747,448
Tranche B 1LN, term loan 3.875% 9/30/18 (n)		1,833,674	1,603,328
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (n)		1,105,000	1,051,595
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (n)		5,856,496	5,622,236
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (n)		9,096,000	8,777,640
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (n)		521,367	517,889
Panda Sherman Power, LLC term loan 9% 9/14/18 (n)		3,767,028	3,578,677
Panda Temple Power, LLC term loan 7.25% 4/3/19 (n)		1,020,000	951,150
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (n)		6,895,944	5,062,795
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (n)		1,291,763	1,278,845
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (n)		$ 3,004,343	$ 2,343,388
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (n)		3,477,061	2,746,878
Tranche B, term loan 4.25% 10/1/18 (n)		727,481	571,072
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (n)		155,414	121,223
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (n)		1,717,327	1,640,047
Targa Resources Corp. term loan 5.75% 2/27/22 (n)		1,470,512	1,468,673
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (n)		1,804,221	1,805,718
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (n)		837,747	832,512
			60,826,504
TOTAL ENERGY			79,729,600
FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (n)		931,384	925,563
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (n)		2,505,000	2,436,113
Tranche B 1LN, term loan 4.75% 11/15/21 (n)		1,989,015	1,924,372
			5,286,048
Consumer Finance - 0.0%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (n)		2,000,000	1,998,760
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (n)		1,618,000	1,615,169
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (n)		634,249	604,122
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (n)		8,004,735	7,937,175
			10,156,466
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (n)		$ 2,500,000	$ 2,489,075
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (n)		690,000	681,665
			3,170,740
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/12/16 (n)		331,828	331,828
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (n)		1,882,000	1,886,705
Tranche B 1LN, term loan 11/4/21 (s)		500,000	494,585
Tranche B 1LN, term loan 5.5% 11/4/21 (n)		3,745,180	3,704,620
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (n)		16,957	16,788
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (n)		8,718,645	8,685,950
			15,120,476
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (n)		3,523,844	3,499,318
TOTAL FINANCIALS			39,231,808
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (n)		1,490,000	1,488,972
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (n)		1,150,000	1,143,100
Hill-Rom Holdings, Inc. Tranche B, term loan 7/30/22 (s)		1,500,000	1,500,315
			4,132,387
Health Care Providers & Services - 0.2%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (n)		2,426,568	2,423,851
Community Health Systems, Inc.:
Tranche F, term loan 3.5749% 12/31/18 (n)		997,500	996,253
Tranche G, term loan 3.75% 12/31/19 (n)		1,980,760	1,977,056
Tranche H, term loan 4% 1/27/21 (n)		7,019,240	7,032,015
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (n)		1,000,000	996,670
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (n)		1,882,000	1,898,468
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Dialysis Newco, Inc.: - continued
Tranche B 1LN, term loan 4.5% 4/23/21 (n)		$ 4,105,266	$ 4,088,147
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (n)		1,887,166	1,884,335
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (n)		2,152,000	2,184,280
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (n)		2,620,663	2,615,107
Tranche B 5LN, term loan 2.948% 3/31/17 (n)		4,331,954	4,321,688
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (n)		5,550,018	5,272,517
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (n)		5,635,000	5,596,964
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (n)		2,567,035	2,562,235
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (n)		455,448	449,400
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (n)		590,000	588,525
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (n)		227,855	227,570
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (n)		540,000	540,675
Tranche B 2LN, term loan 4.25% 7/3/19 (n)		1,638,661	1,633,204
			47,288,960
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (n)		7,100,141	7,012,525
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (n)		1,451,625	1,444,367
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (n)		730,000	730,460
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (n)		1,780,800	1,780,355
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (s)		3,000,000	2,999,460
Genoa, a QoL Healthcare Co. LLC:
Tranche 1LN, term loan 4.5% 4/30/22 (n)		1,510,000	1,507,176
Tranche 2LN, term loan 8.75% 4/30/23 (n)		1,000,000	1,000,000
Grifols, S.A. Tranche B, term loan 3.198% 2/27/21 (n)		1,486,474	1,483,263
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (n)		$ 1,065,000	$ 1,063,669
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (n)		2,625,000	2,615,156
Tranche B 1LN, term loan 4.25% 1/28/21 (n)		8,199,843	8,111,038
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (n)		3,811,711	3,807,899
Valeant Pharmaceuticals International, Inc.:
Tranche BD 2LN, term loan 3.5% 2/13/19 (n)		1,882,000	1,875,131
Tranche E, term loan 3.75% 8/5/20 (n)		1,882,000	1,875,526
			30,293,500
TOTAL HEALTH CARE			88,727,372
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (n)		509,394	506,633
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (n)		271,338	269,302
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (n)		2,017,819	2,014,449
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (n)		3,666,862	3,626,930
Tranche D, term loan 3.75% 6/4/21 (n)		6,073,277	6,004,953
			12,422,267
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (n)		1,985,000	1,968,465
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (n)		1,567,010	1,557,216
			3,525,681
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (n)		7,013,682	6,851,526
Tranche 2LN, term loan 7.75% 4/1/22 (n)		1,260,000	1,232,444
Jeld-Wen, Inc. Tranche B, term loan 5% 7/1/22 (n)		1,000,000	996,880
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Building Products - continued
LBM Borrower LLC Tranche B 1LN, term loan 7.5% 8/20/22 (n)		$ 6,615,000	$ 6,482,700
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (n)		872,582	862,547
			16,426,097
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (n)		3,598,919	3,562,930
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (n)		1,493,438	1,486,509
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (n)		4,886,176	4,389,399
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (n)		3,213,302	3,159,737
Tranche DD, term loan 4.0032% 11/8/20 (n)		750,389	737,880
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (n)		7,261,424	6,989,120
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (n)		2,145,000	2,131,594
Metal Services LLC Tranche B, term loan 6% 6/30/17 (n)		1,111,359	1,101,167
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (n)		612,889	607,784
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (n)		560,000	546,700
Tranche B 1LN, term loan 4% 12/18/20 (n)		4,421,612	4,349,053
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (n)		555,182	551,018
			29,612,891
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (n)		9,257,383	9,309,502
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (n)		3,250,000	3,266,250
			12,575,752
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (n)		1,374,691	1,361,810
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (n)		825,432	827,495
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Machinery - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (n)		$ 1,287,713	$ 1,260,349
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (n)		1,520,360	1,520,360
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (n)		2,973,548	2,969,206
Rexnord LLC Tranche B, term loan 4% 8/21/20 (n)		3,449,756	3,413,534
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (n)		1,120,356	1,071,340
			11,062,284
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (n)		2,205,718	2,197,446
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (n)		1,097,415	764,536
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (n)		2,036,582	2,031,491
			4,993,473
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (n)		2,125,000	2,122,875
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (n)		1,200,873	1,197,871
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (n)		285,000	283,575
Tranche B 1LN, term loan 5.5% 3/18/21 (n)		872,813	864,084
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (n)		1,995,000	1,994,003
			6,462,408
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (n)		1,123,254	1,112,022
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (n)		2,223,712	2,139,211
			3,251,233
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (n)		2,343,787	2,330,615
TOTAL INDUSTRIALS			104,024,511
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (n)		$ 1,752,721	$ 1,742,871
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (n)		1,785,000	1,772,166
			3,515,037
Electronic Equipment & Components - 0.1%
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (n)		660,672	659,020
CPI Acquisition, Inc. Tranche B, term loan 8/14/22 (s)		1,500,000	1,475,625
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)		4,955,498	4,808,617
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (s)		670,000	665,813
Tranche B 1LN, term loan 7/31/22 (s)		1,345,000	1,338,275
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (n)		4,330,000	4,091,850
			13,039,200
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (n)		4,084,908	4,064,484
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (n)		946,343	939,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (n)		748,221	744,951
			5,748,680
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (n)		1,482,550	1,426,584
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (n)		1,867,451	1,851,409
First Data Corp. term loan 3.7004% 3/24/17 (n)		7,113,000	7,089,883
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (n)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (n)		1,164,121	1,158,300
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (n)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (n)		880,553	874,503
			13,619,369
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (n)		$ 1,594,269	$ 1,592,276
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (n)		2,673,001	2,668,831
NXP BV Tranche D, term loan 3.25% 1/11/20 (n)		1,867,496	1,856,609
			6,117,716
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (n)		455,667	454,300
Tranche B 2LN, term loan 7.5% 1/23/22 (n)		116,000	115,246
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (n)		2,135,000	2,118,988
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (n)		671,591	613,948
5% 9/10/20 (n)		10,689,020	9,811,024
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (n)		3,000,000	2,988,210
Hyland Software, Inc. Tranche B 1LN, term loan 4.75% 7/1/22 (n)		180,000	179,494
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (n)		985,000	978,026
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (n)		12,974,594	13,179,982
Tranche B 1LN, term loan 4.5% 10/30/19 (n)		3,680,000	3,678,859
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (n)		3,726,134	3,629,887
Tranche 2LN, term loan 8% 4/9/22 (n)		1,693,000	1,640,805
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (n)		3,210,762	3,213,042
Tranche B 2LN, term loan 4% 7/8/22 (n)		520,179	520,549
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (n)		931,000	924,790
Tranche B 1LN, term loan 4.75% 11/12/21 (n)		923,934	922,086
			44,969,236
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (n)		$ 14,733,075	$ 14,645,119
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (n)		2,568,960	2,552,904
			17,198,023
TOTAL INFORMATION TECHNOLOGY			104,207,261
MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (n)		1,770,563	1,761,710
AgroFresh, Inc. Tranche B, term loan 5.75% 7/31/21 (n)		2,500,000	2,496,875
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (n)		1,117,357	1,106,183
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (n)		781,000	772,800
Tranche B 1LN, term loan 4.5% 6/12/21 (n)		625,180	623,505
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (n)		992,015	987,055
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (n)		751,971	706,853
Tranche B 1LN, term loan 4.5% 12/2/19 (n)		1,482,473	1,437,999
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (n)		2,210,890	2,199,836
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (n)		1,129,000	1,126,178
Tranche B 1LN, term loan 6% 12/5/21 (n)		4,108,355	4,094,222
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (n)		1,113,206	1,112,860
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (n)		2,135,000	2,125,222
Tranche B 2LN, term loan 8.5% 6/19/23 (n)		500,000	498,125
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (n)		4,104,375	4,124,897
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (n)		2,410,000	2,322,638
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (n)		1,620,000	1,615,140
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Chemicals - continued
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (n)		$ 512,923	$ 510,553
Univar, Inc. Tranche B, term loan 4% 7/1/22 (n)		1,235,000	1,225,738
			30,848,389
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (n)		2,408,602	2,409,349
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (n)		4,754,924	4,731,150
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (n)		1,129,000	1,115,825
Tranche B 1LN, term loan 4.5% 10/1/21 (n)		5,609,739	5,606,261
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)		3,552,000	3,520,920
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (n)		2,175,494	2,175,494
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (n)		730,000	727,810
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (n)		752,000	753,880
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (n)		3,519,049	3,328,422
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (n)		9,135,595	9,127,647
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (n)		2,708,667	2,674,808
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (n)		732,664	725,338
			36,896,904
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (n)		2,614,761	1,838,177
Tranche B 2LN, term loan 8.75% 12/19/20 (n)		1,296,000	874,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (n)		1,615,000	1,604,503
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (n)		3,596,880	3,106,805
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (n)		15,116,357	12,185,447
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (n)		1,700,010	1,685,135
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (n)		531,924	518,961
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (n)		$ 780,000	$ 709,153
Tranche B 2LN, term loan 7.5% 4/16/20 (n)		6,355,000	4,758,306
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (n)		752,000	682,440
Walter Energy, Inc. Tranche B, term loan 5.8% 4/1/18 (n)		4,707,000	1,908,877
			29,872,604
TOTAL MATERIALS			97,617,897
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (n)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (n)		12,993,045	13,041,769
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (n)		6,807,181	6,821,340
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (n)		2,992,500	2,983,523
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (n)		3,764,000	3,726,360
Tranche B 3LN, term loan 4% 8/1/19 (n)		2,742,000	2,737,887
Tranche B 4LN, term loan 4% 1/15/20 (n)		3,011,000	3,008,170
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (n)		163,000	162,865
Tranche B 1LN, term loan 4% 4/11/20 (n)		8,914,096	8,858,383
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (n)		3,724,000	3,337,635
Tranche B 1LN, term loan 4.75% 4/30/20 (n)		2,824,628	2,717,829
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (n)		1,000,000	971,250
			51,014,181
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (n)		1,501,379	1,494,893
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (n)		1,382,317	1,299,378
Tranche D-2, term loan 3.7818% 3/31/19 (n)		5,012,683	4,724,454
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (n)		$ 4,150,000	$ 4,072,188
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (n)		1,882,000	1,731,440
			13,322,353
TOTAL TELECOMMUNICATION SERVICES			64,336,534
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (n)		161,490	161,652
6.375% 8/13/19 (n)		2,444,528	2,446,972
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (n)		3,011,587	2,940,815
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (n)		3,589,368	3,409,900
Tranche C, term loan 5.25% 3/14/21 (n)		263,000	249,850
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (n)		6,215,916	6,200,376
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (n)		5,064,411	4,853,377
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (n)		3,042,000	3,042,000
InterGen NV Tranche B, term loan 5.5% 6/13/20 (n)		4,396,131	4,132,363
Longview Power LLC Tranche B, term loan 7% 4/13/21 (n)		2,000,000	2,002,500
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (n)		554,215	556,293
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (n)		2,006,000	2,000,985
TXU Energy LLC Tranche B, term loan 4.6741% 10/10/17 (d)(n)		1,088,000	490,840
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (n)		589,990	583,352
			33,071,275
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (n)		4,052,000	3,835,907
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - continued
Gas Utilities - continued
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (n)		$ 2,642,653	$ 2,191,209
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (n)		1,815,450	1,812,418
			7,839,534
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (n)		2,516,064	2,511,132
Tranche B 4LN, term loan 4% 10/31/20 (n)		3,727,081	3,714,856
Tranche B 5LN, term loan 3.5% 5/28/22 (n)		1,500,000	1,478,910
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (n)		2,653,000	2,653,000
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (n)		466,891	471,560
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (n)		2,799,716	2,624,734
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (n)		2,902,415	2,851,623
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 8/11/22 (s)		3,000,000	2,970,000
			19,275,815
TOTAL UTILITIES			60,186,624
TOTAL BANK LOAN OBLIGATIONS (Cost $1,092,574,461)			1,068,944,862
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (n)		904,290	886,205
Goldman Sachs 1.25% 12/14/19 (n)		775,000	759,500
Mizuho 1.25% 12/14/19 (n)		363,384	356,116
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,875,319)			2,001,821
Bank Notes - 1.2%
		Principal Amount (e)	Value
Bank of America NA:
1.65% 3/26/18		$ 22,324,000	$ 22,212,693
1.75% 6/5/18		84,682,000	84,232,169
5.3% 3/15/17		3,467,000	3,644,614
Barclays Bank PLC 2.5% 2/20/19		7,200,000	7,266,816
Capital One NA 1.65% 2/5/18		18,801,000	18,561,926
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	22,850,439
3.1% 6/4/20		22,584,000	22,536,641
8.7% 11/18/19		2,958,000	3,535,484
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,209,555
KeyBank NA 6.95% 2/1/28		1,977,000	2,523,678
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,309,889
Regions Bank 7.5% 5/15/18		24,647,000	27,954,430
Wachovia Bank NA 6% 11/15/17		2,243,000	2,450,439
TOTAL BANK NOTES (Cost $242,512,420)			245,288,773
Preferred Securities - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (i)(n)	EUR	2,150,000	2,343,384
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		1,725,000	1,627,629
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (i)(n)	EUR	2,150,000	2,299,559
FINANCIALS - 0.8%
Banks - 0.7%
BAC Capital Trust XIV 4% (i)(n)		1,245,000	967,734
Banco Do Brasil SA 9% (h)(i)(n)		1,415,000	1,147,484
Bank of America Corp.:
6.1% (i)(n)		3,225,000	3,238,216
6.25% (i)(n)		3,680,000	3,755,700
6.5% (i)(n)		3,000,000	3,159,795
Bank of Ireland 7.375% (Reg. S) (i)(n)	EUR	2,000,000	2,326,877
Barclays Bank PLC 7.625% 11/21/22		20,775,000	24,126,874
Barclays PLC:
6.625% (i)(n)		7,940,000	7,862,515
8.25% (i)(n)		5,470,000	5,897,920
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
BNP Paribas SA:
7.375% (h)(i)(n)		$ 3,830,000	$ 3,931,898
7.375% 12/29/49 (Reg. S) (n)		3,100,000	3,182,476
Citigroup, Inc.:
5.875% (i)(n)		4,305,000	4,378,134
5.95% (i)(n)		2,285,000	2,273,527
5.95% (i)(n)		6,945,000	6,787,466
6.3% (i)(n)		7,100,000	7,019,488
Credit Agricole SA:
6.625% (h)(i)(n)		14,035,000	13,938,915
6.625% (Reg. S) (i)(n)		2,850,000	2,830,489
8.125% 9/19/33 (Reg. S) (n)		2,500,000	2,861,487
JPMorgan Chase & Co.:
5.3% (i)(n)		3,245,000	3,260,582
6% (i)(n)		10,455,000	10,403,293
6.75% (i)(n)		10,085,000	10,697,020
Royal Bank of Scotland Group PLC:
7.5% (i)(n)		2,285,000	2,300,980
8% (i)(n)		1,140,000	1,169,689
Wells Fargo & Co. 5.875% (i)(n)		2,000,000	2,072,541
			129,591,100
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (h)(i)(n)		5,000,000	4,864,037
Deutsche Bank AG 7.5% (i)(n)		7,600,000	7,670,144
Goldman Sachs Group, Inc. 5.375% (i)(n)		3,250,000	3,245,271
UBS Group AG:
6.875% (Reg. S) (i)(n)		1,950,000	1,944,259
7.125% (Reg. S) (i)(n)		1,700,000	1,836,629
			19,560,340
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)		650,000	496,336
8.625% (Reg. S) (i)		200,000	152,719
			649,055
TOTAL FINANCIALS			149,800,495
Preferred Securities - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (h)(i)		$ 4,705,000	$ 3,369,267
7.5% (Reg. S) (i)		100,000	71,610
			3,440,877
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		2,100,000	1,035,971
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (i)(n)		2,700,000	2,764,547
TOTAL PREFERRED SECURITIES (Cost $163,665,548)			163,312,462
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $1,185,530,172)	1,185,530,172	1,185,530,172
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $110,825,000)	$ 110,825,462	110,825,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)	Value
Put Options - 0.0%
Option on a credit default swap with Morgan Stanley Capital Group, Inc. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.125% (Cost $172,578)	9/16/15	EUR	17,600,000	$ 206,315
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $21,131,127,040)		21,078,070,800
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(808,453,417)
NET ASSETS - 100%		$ 20,269,617,383
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 9/1/45	$ (700,000)	(703,008)
3% 9/1/45	(700,000)	(703,008)
3% 9/1/45	(2,100,000)	(2,109,023)
3% 9/1/45	(33,200,000)	(33,342,657)
3% 9/1/45	(12,950,000)	(13,005,645)
3% 9/1/45	(9,700,000)	(9,741,680)
3% 9/1/45	(27,500,000)	(27,618,165)
3% 9/1/45	(11,000,000)	(11,047,266)
3.5% 9/1/45	(21,300,000)	(22,072,123)
3.5% 9/1/45	(21,300,000)	(22,072,123)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(13,200,000)	(14,018,812)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(3,600,000)	(3,823,312)
4% 9/1/45	(28,000,000)	(29,736,874)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(10,000,000)	(10,832,812)
TOTAL FANNIE MAE		(346,389,752)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Freddie Mac
3% 9/1/45	$ (1,500,000)	$ (1,502,109)
3% 9/1/45	(3,200,000)	(3,204,500)
TOTAL FREDDIE MAC		(4,706,609)
Ginnie Mae
3.5% 9/1/45	(31,500,000)	(32,799,372)
3.5% 9/1/45	(20,000,000)	(20,824,998)
TOTAL GINNIE MAE		(53,624,370)
TOTAL TBA SALE COMMITMENTS (Proceeds $404,373,664)	$ (404,720,731)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	Sept. 2015	$ 1,313,218	$ (3,300)
21 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	3,572,005	(57,360)
2 OSE Japan 10 Year Bond Contracts (Japan)	Sept. 2015	2,440,879	20,099
64 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2015	6,879,659	(118,481)
TOTAL BOND INDEX CONTRACTS		$ 14,205,761	$ (159,042)
Treasury Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2015	1,924,905	80,165
96 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	20,973,000	(55,692)
24 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	2,866,500	(23,111)
50 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	7,920,313	(286,818)
TOTAL TREASURY CONTRACTS		$ 33,684,718	$ (285,456)
TOTAL PURCHASED		$ 47,890,479	$ (444,498)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	$ 515,370	$ (5,052)
20 ICE Long Gilt Contracts (United Kingdom)	Dec. 2015	3,596,561	19,791
112 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2015	19,051,124	22,345
TOTAL BOND INDEX CONTRACTS		$ 23,163,055	$ 37,084
Treasury Contracts
10 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,270,625	9,883
38 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	5,875,750	182,799
TOTAL TREASURY CONTRACTS		$ 7,146,375	$ 192,682
TOTAL SOLD		$ 30,309,430	$ 229,766
		$ 78,199,909	$ (214,732)
The face value of futures purchased as a percentage of net assets is 0.2%
The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
11/20/15	AUD	Credit Suisse Intl.	Sell	204,000	$ 149,743	$ 5,155
11/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	135,000	102,856	262
11/20/15	EUR	Credit Suisse Intl.	Buy	127,000	145,663	(2,968)
11/20/15	EUR	Credit Suisse Intl.	Buy	211,000	233,130	3,947
11/20/15	EUR	Credit Suisse Intl.	Buy	404,000	453,573	356
11/20/15	EUR	Credit Suisse Intl.	Sell	237,000	267,054	764
11/20/15	EUR	Credit Suisse Intl.	Sell	1,603,000	1,771,357	(29,753)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	194,000	226,297	(8,321)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	67,385,000	74,790,342	(922,557)
11/20/15	GBP	Credit Suisse Intl.	Buy	174,000	272,420	(5,534)
11/20/15	GBP	Credit Suisse Intl.	Buy	231,000	354,868	(553)
11/20/15	GBP	Credit Suisse Intl.	Sell	288,000	453,631	11,888
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	33,946,000	52,958,340	890,873
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	14,350,000	115,567	(2,940)
						$ (59,381)

For the period, the average contract value for foreign currency contracts was $177,993,164. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,600,000	$ (8,869)	$ 30,763	$ 21,894
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(78,250)	8,252	(69,998)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(6,470)	(28,271)	(34,741)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(1,008)	(1,718)	(2,726)
Standard Chartered Bank		Sep. 2020	Citibank, N.A.	(1%)	EUR	2,700,000	155,943	(145,356)	10,587
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(57,598)	(53,854)	(111,452)
TOTAL BUY PROTECTION							3,748	(190,184)	(186,436)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	342,816	(369,344)	(26,528)
Italy Republic Of	A2	Sep. 2020	JPMorgan Chase Bank, N.A.	1%		2,800,000	(13,065)	21,241	8,176
Pemex Project Funding Master Trust	A3	Sep. 2020	Barclays Bank PLC	1%		3,550,000	(191,039)	170,506	(20,533)
TOTAL SELL PROTECTION							138,712	(177,597)	(38,885)
TOTAL CREDIT DEFAULT SWAPS							$ 142,460	$ (367,781)	$ (225,321)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/(Depreciation)
LCH	Sep. 2020	$ 35,400,000	3-month LIBOR	2.25%	$ (657,215)	$ 0	$ (657,215)
LCH	Sep. 2025	20,500,000	3-month LIBOR	2.75%	(686,088)	0	(686,088)
LCH	Sep. 2045	8,700,000	3-month LIBOR	3%	(543,452)	0	(543,452)
TOTAL INTEREST RATE SWAPS					$ (1,886,755)	$ 0	$ (1,886,755)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,370,236,323 or 11.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $873,986.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,713,112.

(m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $182,501.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) The coupon rate will be determined upon settlement of the loan after period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$110,825,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 110,825,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 913,060
Fidelity Floating Rate Central Fund	17,840,584
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 23,016,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,208	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,107	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 846,728	$ 846,728	$ -	$ -
Financials	12,705,468	12,459,374	246,094	-
Materials	2,680,932	2,680,932	-	-
Telecommunication Services	451,792	317,384	-	134,408
Corporate Bonds	8,951,784,547	-	8,951,772,409	12,138
U.S. Government and Government Agency Obligations	3,844,418,792	-	3,844,418,792	-
U.S. Government Agency - Mortgage Securities	2,844,544,800	-	2,844,544,800	-
Asset-Backed Securities	153,200,820	-	149,424,222	3,776,598
Collateralized Mortgage Obligations	594,721,855	-	594,721,855	-
Commercial Mortgage Securities	1,364,361,739	-	1,363,122,289	1,239,450
Municipal Securities	307,210,465	-	307,210,465	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 224,958,802	$ -	$ 223,345,807	$ 1,612,995
Supranational Obligations	74,655	-	74,655	-
Bank Loan Obligations	1,068,944,862	-	1,057,929,638	11,015,224
Sovereign Loan Participations	2,001,821	-	-	2,001,821
Bank Notes	245,288,773	-	245,288,773	-
Preferred Securities	163,312,462	-	163,312,462	-
Money Market Funds	1,185,530,172	1,185,530,172	-	-
Cash Equivalents	110,825,000	-	110,825,000	-
Purchased Swaptions	206,315	-	206,315	-
Total Investments in Securities:	$ 21,078,070,800	$ 1,201,834,590	$ 19,856,443,576	$ 19,792,634
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 913,245	$ -	$ 913,245	$ -
Futures Contracts	335,082	335,082	-	-
Swaps	498,759	-	498,759	-
Total Assets	$ 1,747,086	$ 335,082	$ 1,412,004	$ -
Liabilities
Foreign Currency Contracts	$ (972,626)	$ -	$ (972,626)	$ -
Futures Contracts	(549,814)	(549,814)	-	-
Swaps	(2,243,054)	-	(2,243,054)	-
Total Liabilities	$ (3,765,494)	$ (549,814)	$ (3,215,680)	$ -
Total Other Derivative Instruments:	$ (2,018,408)	$ (214,732)	$ (1,803,676)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (404,720,731)	$ -	$ (404,720,731)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 206,315	$ -
Swaps (d)	498,759	(356,299)
Total Credit Risk	705,074	(356,299)
Foreign Exchange Risk
Foreign Currency Contracts (a)	913,245	(972,626)
Interest Rate Risk
Futures Contracts (b)	335,082	(549,814)
Swaps (d)	-	(1,886,755)
Total Interest Rate Risk	335,082	(2,436,569)
Total Value of Derivatives	$ 1,953,401	$ (3,765,494)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
United Kingdom	2.6%
Mexico	1.8%
Luxembourg	1.2%
Others (Individually Less Than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $108,651,950 and repurchase agreements of $110,825,000) - See accompanying schedule: Unaffiliated issuers (cost $19,945,596,868)	$ 19,892,540,628
Fidelity Central Funds (cost $1,185,530,172)	1,185,530,172
Total Investments (cost $21,131,127,040)		$ 21,078,070,800
Cash		4,601,208
Foreign currency held at value (cost $1,296,971)		1,290,124
Receivable for investments sold		153,384,612
Receivable for TBA sale commitments		404,373,664
Unrealized appreciation on foreign currency contracts		913,245
Receivable for fund shares sold		27,302,194
Dividends receivable		242,549
Interest receivable		158,024,967
Distributions receivable from Fidelity Central Funds		188,651
Bi-lateral OTC swaps, at value		498,759
Other receivables		112,232
Total assets		21,829,003,005

Liabilities
Payable for investments purchased
Regular delivery	$ 68,454,513
Delayed delivery	790,446,815
TBA sale commitments, at value	404,720,731
Unrealized depreciation on foreign currency contracts	972,626
Payable for fund shares redeemed	173,044,860
Distributions payable	2,134,426
Bi-lateral OTC swaps, at value	356,299
Accrued management fee	5,298,334
Distribution and service plan fees payable	313,760
Payable for daily variation margin for derivative instruments	17,256
Other affiliated payables	2,448,328
Other payables and accrued expenses	352,674
Collateral on securities loaned, at value	110,825,000
Total liabilities		1,559,385,622

Net Assets		$ 20,269,617,383
Net Assets consist of:
Paid in capital		$ 20,225,298,052
Undistributed net investment income		36,361,125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,760,134
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(55,801,928)
Net Assets		$ 20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($852,242,899 ÷ 80,933,467 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class T:
Net Asset Value and redemption price per share ($101,673,134 ÷ 9,671,869 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class B:
Net Asset Value and offering price per share ($3,305,036 ÷ 313,709 shares)A	$ 10.54

Class C:
Net Asset Value and offering price per share ($139,264,398 ÷ 13,223,547 shares)A	$ 10.53

Total Bond:
Net Asset Value, offering price and redemption price per share ($17,359,293,916 ÷ 1,648,977,386 shares)	$ 10.53

Class I:
Net Asset Value, offering price and redemption price per share ($1,266,870,294 ÷ 120,521,809 shares)	$ 10.51

Class Z:
Net Asset Value, offering price and redemption price per share ($546,967,706 ÷ 52,032,071 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015

Investment Income
Dividends		$ 6,479,130
Interest		612,468,413
Income from Fidelity Central Funds		23,016,733
Total income		641,964,276

Expenses
Management fee	$ 57,874,540
Transfer agent fees	19,640,595
Distribution and service plan fees	3,324,779
Fund wide operations fee	7,291,490
Independent trustees' compensation	75,099
Miscellaneous	43,573
Total expenses before reductions	88,250,076
Expense reductions	(7,127)	88,242,949
Net investment income (loss)		553,721,327
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,436,511
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,043,666
Futures contracts	1,751,878
Swaps	(3,476,434)
Total net realized gain (loss)		353,243,022
Change in net unrealized appreciation (depreciation) on: Investment securities	(775,667,108)
Assets and liabilities in foreign currencies	(5,291,385)
Futures contracts	(421,238)
Swaps	(1,389,874)
Delayed delivery commitments	206,650
Total change in net unrealized appreciation (depreciation)		(782,562,955)
Net gain (loss)		(429,319,933)
Net increase (decrease) in net assets resulting from operations		$ 124,401,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,721,327	$ 415,512,458
Net realized gain (loss)	353,243,022	77,368,067
Change in net unrealized appreciation (depreciation)	(782,562,955)	416,914,720
Net increase (decrease) in net assets resulting from operations	124,401,394	909,795,245
Distributions to shareholders from net investment income	(523,227,512)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(575,596,385)	(520,202,549)
Share transactions - net increase (decrease)	4,814,116,048	3,089,248,773
Total increase (decrease) in net assets	4,362,921,057	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $36,361,125 and undistributed net investment income of $23,414,948, respectively)	$ 20,269,617,383	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsD, F
Expenses before reductions	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 852,243	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Income from Investment Operations
Net investment income (loss)C	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.28	$ 11.03
Total ReturnA, B	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,673	$ 57,972	$ 52,848	$ 59,896	$ 60,500
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Income from Investment Operations
Net investment income (loss)C	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$ 10.54	$ 10.78	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,305	$ 4,460	$ 7,112	$ 11,515	$ 9,225
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,264	$ 83,818	$ 79,711	$ 102,385	$ 63,867
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)B	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.47	$ 11.29	$ 11.04
Total ReturnA	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,359,294	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Income from Investment Operations
Net investment income (loss)B	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.27	$ 11.02
Total ReturnA	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,266,870	$ 573,410	$ 244,911	$ 596,238	$ 531,451
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class Z

Year ended August 31,	2015 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss)D	.234
Net realized and unrealized gain (loss)	(.167)
Total from investment operations	.067
Distributions from net investment income	(.217)
Net asset value, end of period	$ 10.51
Total ReturnB, C	.59%
Ratios to Average Net AssetsE, H
Expenses before reductions	.36%A
Expenses net of fee waivers, if any	.36%A
Expenses net of all reductions	.36%A
Net investment income (loss)	3.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,968
Portfolio turnover rateF	140%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

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Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize

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3. Significant Accounting Policies - continued

Investment Valuation - continued

inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 345,834,958
Gross unrealized depreciation	(409,484,462)
Net unrealized appreciation (depreciation) on securities	$ (63,649,504)
Tax Cost	$ 21,141,720,304

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 46,977,149
Undistributed long-term capital gain	$ 64,917,805
Net unrealized appreciation (depreciation) on securities and other investments	$ (67,484,185)

At period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 565,758,842	$ 392,171,286
Long-term Capital Gains	9,837,543	128,031,263
Total	$ 575,596,385	$ 520,202,549

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

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Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ 170,483	63,753
Swaps	(135,206)	128,070
Total Credit Risk	35,277	191,823
Foreign Exchange Risk
Foreign Currency Contracts	20,954,439	(5,376,167)

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,751,878	(421,238)
Swaps	(3,341,228)	(1,517,944)
Total Interest Rate Risk	(1,589,350)	(1,939,182)
TotalsA	$ 19,400,366	$ (7,123,526)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

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4. Derivative Instruments - continued

Swaps - continued

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $7,860,792,369 and $2,304,473,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,905,468	$ 92,792
Class T	-%	.25%	199,114	263
Class B	.65%	.25%	35,423	25,610
Class C	.75%	.25%	1,184,774	414,221
			$ 3,324,779	$ 532,886

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 110,705
Class T	18,730
Class B*	3,938
Class C*	29,613
$ 162,986

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,171,236.15
Class T	135,484.17
Class B	8,031.20
Class C	207,015.17
Total Bond	16,555,477.10
Class I	1,553,662.15
Class Z	9,690	.01*
	$ 19,640,595

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage-Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain (loss) of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Annual Report

7. Committed Line of Credit - continued

purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25,772 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $979,154.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,942.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015 A	2014
From net investment income
Class A	$ 19,261,143	$ 13,954,534
Class T	1,998,555	1,278,101
Class B	71,894	98,704

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Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended August 31,	2015 A	2014
From net investment income
Class C	$ 2,070,818	$ 1,370,977
Total Bond	468,456,666	365,495,794
Class I	28,443,167	9,973,176
Class Z	2,925,269	-
Total	$ 523,227,512	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Class I	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class A
Shares sold	46,571,257	26,077,273	$ 499,377,221	$ 277,129,495
Reinvestment of distributions	1,930,629	1,748,624	20,670,065	18,500,215
Shares redeemed	(26,903,901)	(17,864,267)	(288,269,536)	(188,866,328)
Net increase (decrease)	21,597,985	9,961,630	$ 231,777,750	$ 106,763,382
Class T
Shares sold	6,974,914	2,788,455	$ 74,605,782	$ 29,566,996
Reinvestment of distributions	199,988	156,306	2,136,905	1,651,554
Shares redeemed	(2,893,126)	(2,607,297)	(30,963,185)	(27,459,813)
Net increase (decrease)	4,281,776	337,464	$ 45,779,502	$ 3,758,737
Class B
Shares sold	54,717	54,926	$ 586,026	$ 586,880
Reinvestment of distributions	6,657	13,145	71,357	138,775
Shares redeemed	(161,541)	(332,831)	(1,731,933)	(3,513,622)
Net increase (decrease)	(100,167)	(264,760)	$ (1,074,550)	$ (2,787,967)

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11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class C
Shares sold	8,235,348	3,017,051	$ 88,316,556	$ 32,060,704
Reinvestment of distributions	196,619	175,726	2,104,956	1,856,402
Shares redeemed	(2,989,581)	(3,020,982)	(31,990,728)	(31,912,884)
Net increase (decrease)	5,442,386	171,795	$ 58,430,784	$ 2,004,222
Total Bond
Shares sold	1,119,099,210	472,537,567	$ 12,023,173,893	$ 5,013,051,437
Reinvestment of distributions	46,138,120	43,741,412	493,997,692	463,024,654
Shares redeemed	(866,846,007)	(266,060,657)	(9,307,894,830)	(2,814,029,450)
Net increase (decrease)	298,391,323	250,218,322	$ 3,209,276,755	$ 2,662,046,641
Class I
Shares sold	96,458,549	37,515,573	$ 1,031,052,872	$ 397,915,160
Reinvestment of distributions	2,698,883	1,097,010	28,838,468	11,632,287
Shares redeemed	(31,950,235)	(8,713,037)	(340,167,664)	(92,083,689)
Net increase (decrease)	67,207,197	29,899,546	$ 719,723,676	$ 317,463,758
Class Z
Shares sold	56,087,638	-	$ 592,975,149	$ -
Reinvestment of distributions	276,639	-	2,920,079	-
Shares redeemed	(4,332,206)	-	(45,693,097)	-
Net increase (decrease)	52,032,071	-	$ 550,202,131	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 24% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversee 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was

Annual Report

Trustees and Officers - continued

controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

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Trustees and Officers - continued

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed-Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class Z	10/12/15	10/09/15	$0.059

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015 $74,755,347, or, if subsequently determined to be different, the net capital gain of such year.

A total of 12.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $322,364,085 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ATBZ-UANN-1015
1.9862223.100
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity®

Total Bond

Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Bond Fund	0.88%	3.82%	4.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Ford O'Neil: For the year, the fund's share classes (excluding sales charges, if applicable) lagged the Barclays Aggregate index. I continued to take the investment approach I've used since I began managing the fund in 2004, because I think it is the best way to achieve my goal of beating our primary benchmark over longer periods of time. I have ultimate authority and accountability for asset allocations decisions, as well as for securities selection in the investment-grade portion of the fund. I also tap the best ideas of Fidelity's fixed-income specialists. Since we don't chase yield, we believe it's important to fully understand the risk/return profile of each of our investments to ensure we're assuming a reasonable trade-off by owning them. Sector selection detracted most from relative performance, especially underweighting comparatively strong U.S. Treasuries and overweighting the lagging high-yield corporate, emerging-markets debt and investment-grade credit sectors. Conversely, good picks among both high-yield and investment-grade corporate securities was a plus, as was yield-curve positioning. However, security selection among government-related bonds hurt, particularly holdings in taxable municipal bonds issued by Illinois and Chicago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.75%
Actual		$ 1,000.00	$ 987.40	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.77%
Actual		$ 1,000.00	$ 987.30	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.44%
Actual		$ 1,000.00	$ 984.90	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class C	1.51%
Actual		$ 1,000.00	$ 983.60	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Total Bond	.45%
Actual		$ 1,000.00	$ 989.80	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 988.60	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class Z	.36%
Actual		$ 1,000.00	$ 989.30	$ 1.81
Hypothetical A		$ 1,000.00	$ 1,023.39	$ 1.84

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combine investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
AAA 3.1%	AAA 3.9%
AA 2.3%	AA 2.1%
A 13.0%	A 9.4%
BBB 25.4%	BBB 22.7%
BB and Below 16.8%	BB and Below 15.7%
Not Rated 1.4%	Not Rated 1.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.8	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*	As of February 28, 2015**
Corporate Bonds 44.2%	Corporate Bonds 37.7%
U.S. Government and U.S. Government Agency Obligations 33.4%	U.S. Government and U.S. Government Agency Obligations 44.0%
Asset-Backed Securities 0.8%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 7.1%	CMOs and Other Mortgage Related Securities 7.2%
Municipal Bonds 1.5%	Municipal Bonds 1.5%
Stocks 0.1%	Stocks 0.3%
Other Investments 8.4%	Other Investments 7.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

* Foreign investments	11.4%	** Foreign investments	10.2%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.2)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		$ 3,045,000	$ 3,303,825
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		1,940,000	1,935,150
Tupy Overseas SA 6.625% 7/17/24 (h)		530,000	501,513
			5,740,488
Automobiles - 1.2%
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,547,035
General Motors Co.:
3.5% 10/2/18		9,215,000	9,344,563
5.2% 4/1/45		4,250,000	3,990,278
6.25% 10/2/43		1,543,000	1,651,376
General Motors Financial Co., Inc.:
2.4% 4/10/18		40,000,000	39,523,760
2.625% 7/10/17		2,955,000	2,980,310
3% 9/25/17		6,726,000	6,757,955
3.15% 1/15/20		27,252,000	26,908,053
3.2% 7/13/20		20,200,000	19,930,209
3.25% 5/15/18		4,810,000	4,836,893
3.5% 7/10/19		10,761,000	10,844,064
4% 1/15/25		18,085,000	17,106,113
4.25% 5/15/23		5,420,000	5,325,670
4.375% 9/25/21		47,963,000	48,394,763
4.75% 8/15/17		5,050,000	5,236,244
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (h)		33,222,000	33,219,907
			243,597,193
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,220,062
4.25% 6/15/23		8,466,000	8,681,705
			9,901,767
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (h)		5,650,000	4,491,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		2,165,000	1,813,188
Eldorado Resorts, Inc. 7% 8/1/23 (h)		1,060,000	1,052,050
ESH Hospitality, Inc. 5.25% 5/1/25 (h)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	139,050
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		5,000,000	5,137,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
InterContinental Hotel Group PLC 3.75% 8/14/25 (Reg. S)	GBP	1,650,000	$ 2,493,392
LTF Merger Sub, Inc. 8.5% 6/15/23 (h)		4,070,000	3,968,250
MCE Finance Ltd. 5% 2/15/21 (h)		10,530,000	9,634,950
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,755,125
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23 (h)		540,000	534,600
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	6,889,400
7% 1/1/22 (h)		7,445,000	7,612,513
10% 12/1/22		10,060,000	9,230,050
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,281,850
Times Square Hotel Trust 8.528% 8/1/26 (h)		740,700	897,563
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,500,000	2,275,947
Wynn Macau Ltd. 5.25% 10/15/21 (h)		14,650,000	13,441,375
			76,715,553
Household Durables - 0.2%
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,920,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,026,719
8.25% 2/15/21 (n)		3,885,000	3,996,694
Standard Pacific Corp. 5.875% 11/15/24		1,775,000	1,819,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		1,495,000	1,498,738
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	565,013
5.875% 6/15/24		415,000	408,775
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,990,611
7% 8/15/22		10,230,000	10,562,475
			29,788,869
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (h)		5,000,000	4,950,000
Media - 2.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,280,039
6.15% 2/15/41		11,572,000	13,012,240
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
7.75% 12/1/45		$ 3,932,000	$ 5,328,352
Altice SA:
5.375% 7/15/23 (h)		2,560,000	2,534,400
7.625% 2/15/25 (h)		9,805,000	9,314,750
7.75% 5/15/22 (h)		20,575,000	20,060,625
7.75% 7/15/25 (h)		1,795,000	1,718,713
7.75% 7/15/25 (h)		1,610,000	1,569,750
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	625,349
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,127,175
5.125% 5/1/23 (h)		4,370,000	4,370,000
5.875% 5/1/27 (h)		7,115,000	6,972,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (h)		20,419,000	20,310,555
4.908% 7/23/25 (h)		20,419,000	20,278,885
6.484% 10/23/45 (h)		20,419,000	20,709,195
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,490,825
6.875% 6/15/18		2,270,000	1,974,900
9% 12/15/19		9,000,000	8,471,250
10% 1/15/18		4,260,000	3,093,825
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,383,218
Columbus International, Inc. 7.375% 3/30/21 (h)		11,476,000	12,078,490
Comcast Corp.:
3.6% 3/1/24		24,000,000	24,468,240
4.6% 8/15/45		33,362,000	33,903,599
4.95% 6/15/16		2,344,000	2,420,841
6.45% 3/15/37		2,196,000	2,728,947
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,647,550
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,665,985
6.35% 6/1/40		6,392,000	6,613,681
DISH DBS Corp. 5.875% 11/15/24		6,760,000	6,160,050
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (h)		850,000	798,745
4.875% 4/11/22 (h)		565,000	572,063
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	2,418,763
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (n)		$ 6,521,000	$ 7,173,100
MDC Partners, Inc. 6.75% 4/1/20 (h)		4,985,000	4,941,381
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(n)		13,130,000	13,261,300
Midcontinent Communications & Midcontinent Finance Corp. 6.875% 8/15/23 (h)		4,530,000	4,563,975
Myriad International Holding BV 6% 7/18/20 (h)		515,000	551,299
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,007,912
Numericable Group SA:
4.875% 5/15/19 (h)		2,352,000	2,366,700
6% 5/15/22 (h)		5,000,000	5,000,000
6.25% 5/15/24 (h)		1,490,000	1,489,538
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,460,000	1,543,950
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,676,129
3.85% 9/29/24		11,394,000	11,200,929
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,384,549
4.5% 9/15/42		34,498,000	27,566,800
5.5% 9/1/41		12,973,000	11,685,585
5.85% 5/1/17		3,419,000	3,626,913
5.875% 11/15/40		16,544,000	15,610,786
6.55% 5/1/37		38,302,000	38,463,749
6.75% 7/1/18		13,763,000	15,246,927
7.3% 7/1/38		23,728,000	25,119,434
8.25% 4/1/19		24,391,000	28,489,859
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,192,514
6.2% 3/15/40		11,792,000	13,150,391
6.5% 11/15/36		9,243,000	10,649,480
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,250,000	2,126,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (h)		2,750,000	2,688,125
Univision Communications, Inc.:
5.125% 5/15/23 (h)		3,000,000	2,955,000
5.125% 2/15/25 (h)		2,805,000	2,720,850
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,468,913
VTR Finance BV 6.875% 1/15/24 (h)		1,730,000	1,704,050
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (h)(n)		$ 215,000	$ 210,378
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	2,994,750
WMG Acquisition Corp.:
6% 1/15/21 (h)		1,585,000	1,616,700
6.75% 4/15/22 (h)		3,265,000	3,118,075
			564,669,991
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.75% 3/1/23 (h)		2,240,000	2,346,400
JC Penney Corp., Inc.:
5.65% 6/1/20		12,290,000	11,245,350
7.4% 4/1/37		8,835,000	7,001,738
8.125% 10/1/19		6,040,000	6,130,600
			26,724,088
Specialty Retail - 0.0%
Hot Topic, Inc. 9.25% 6/15/21 (h)		4,395,000	4,438,950
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (h)		1,600,000	1,624,000
TOTAL CONSUMER DISCRETIONARY			968,150,899
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,421,950
4.25% 5/1/23		5,205,000	5,236,230
6% 5/1/22		23,545,000	25,958,363
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,297,465
2.75% 4/1/23 (h)		7,651,000	7,322,734
JB y Co. SA de CV 3.75% 5/13/25 (h)		565,000	544,623
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,515,674
			59,297,039
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,776,730
2.25% 12/5/18		8,524,000	8,602,242
2.8% 7/20/20		15,202,000	15,356,133
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Health Corp.: - continued
3.5% 7/20/22		$ 8,944,000	$ 9,137,351
4% 12/5/23		8,525,000	8,881,209
ESAL GmbH 6.25% 2/5/23 (h)		18,310,000	17,806,475
Minerva Luxmbourg SA:
7.75% 1/31/23 (h)		10,040,000	9,814,100
7.75% 1/31/23 (Reg. S)		1,030,000	1,006,825
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,071,644
7.75% 11/15/22		1,300,000	1,345,500
Tesco PLC 5% 3/24/23	GBP	2,500,000	3,830,381
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)		5,155,000	5,129,225
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,760,045
2.7% 11/18/19		8,473,000	8,477,355
3.3% 11/18/21		10,050,000	9,945,229
3.8% 11/18/24		7,676,000	7,499,360
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,160,877
			130,600,681
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,578,239
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,199,750
Gruma S.A.B. de CV 4.875% 12/1/24 (h)		625,000	656,875
JBS Investments GmbH:
7.25% 4/3/24 (h)		13,050,000	13,082,625
7.75% 10/28/20 (h)		6,470,000	6,900,255
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)		1,155,000	1,120,350
5.875% 7/15/24 (h)		6,410,000	6,385,963
7.25% 6/1/21 (h)		2,730,000	2,849,438
8.25% 2/1/20 (h)		1,510,000	1,591,163
Sigma Alimentos SA de CV 6.875% 12/16/19 (h)		575,000	642,563
			40,007,221
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,204,018
4% 1/31/24		6,408,000	6,508,266
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42		$ 9,573,000	$ 8,553,849
4.75% 5/5/21		7,000,000	7,544,733
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (h)		8,743,000	8,702,065
2.95% 7/21/20 (h)		20,000,000	19,854,640
3.75% 7/21/22 (h)		20,300,000	20,101,385
4.25% 7/21/25 (h)		22,467,000	22,263,179
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,402,692
3.25% 6/12/20		6,084,000	6,160,525
3.25% 11/1/22		7,368,000	7,164,687
4% 6/12/22		11,386,000	11,689,517
4.45% 6/12/25		24,787,000	25,442,542
4.75% 11/1/42		31,385,000	29,064,173
5.7% 8/15/35		4,237,000	4,488,326
5.85% 8/15/45		35,690,000	38,564,687
6.15% 9/15/43		4,511,000	4,938,611
6.75% 6/15/17		3,719,000	4,023,471
7.25% 6/15/37		5,056,000	6,079,754
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,894,720
			254,645,840
TOTAL CONSUMER STAPLES			484,550,781
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	10,276,628
5.35% 3/15/20 (h)		8,816,000	8,566,895
5.85% 5/21/43 (h)(n)		6,758,000	5,169,870
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	10,860,225
5% 10/1/21		7,366,000	7,531,897
6.5% 4/1/20		738,000	819,197
Ensco PLC:
5.2% 3/15/25		7,885,000	7,046,241
5.75% 10/1/44		7,801,000	5,876,688
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,568,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Partners LP/EXLP Finance Corp.: - continued
6% 10/1/22		$ 995,000	$ 791,025
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,353,400
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,704,500
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	1,172,115
5.95% 4/1/25		7,570,000	6,675,294
6.95% 4/1/45		7,307,000	5,913,460
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		2,790,000	2,148,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,195,579
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,051,463
Transocean, Inc.:
3% 10/15/17 (n)		1,000,000	920,000
5.55% 12/15/16 (n)		7,572,000	7,592,823
Unit Corp. 6.625% 5/15/21		2,350,000	2,023,938
			96,257,538
Oil, Gas & Consumable Fuels - 5.8%
Afren PLC:
6.625% 12/9/20 (d)(h)		1,375,000	41,250
10.25% 4/8/19 (Reg. S) (d)		2,075,000	72,625
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8037% 8/1/19 (h)(n)		4,328,000	2,293,840
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	21,411,414
Antero Resources Corp.:
5.125% 12/1/22		5,995,000	5,426,734
5.625% 6/1/23 (h)		1,360,000	1,237,600
Baytex Energy Corp.:
5.125% 6/1/21 (h)		1,065,000	907,380
5.625% 6/1/24 (h)		1,185,000	988,906
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,890,758
2.315% 2/13/20		37,777,000	37,728,230
3.535% 11/4/24		15,450,000	15,302,854
3.814% 2/10/24		11,032,000	11,085,847
4.5% 10/1/20		5,954,000	6,481,542
4.742% 3/11/21		8,800,000	9,631,090
California Resources Corp.:
5% 1/15/20		4,140,000	3,259,422
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
California Resources Corp.: - continued
5.5% 9/15/21		$ 2,195,000	$ 1,701,959
6% 11/15/24		495,000	367,043
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,964,719
3.9% 2/1/25		24,997,000	23,084,380
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,975,000	2,677,500
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,489,912
Chesapeake Energy Corp.:
4.875% 4/15/22		2,500,000	1,812,500
5.75% 3/15/23		2,970,000	2,214,165
6.125% 2/15/21		6,750,000	5,227,065
6.5% 8/15/17		1,280,000	1,222,669
Citgo Holding, Inc. 10.75% 2/15/20 (h)		1,350,000	1,333,125
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		3,145,000	3,050,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (h)		3,149,000	3,140,495
3.3% 6/1/20 (h)		15,490,000	15,452,452
4.5% 6/1/25 (h)		4,707,000	4,486,628
5.8% 6/1/45 (h)		5,906,000	5,653,796
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,275,371
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,528,525
8% 4/1/23 (h)		2,710,000	2,046,050
Consolidated Energy Finance SA 6.75% 10/15/19 (h)		9,367,000	9,248,039
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23 (h)		685,000	619,925
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,597,155
2.7% 4/1/19		14,993,000	13,182,625
3.875% 3/15/23		5,532,000	4,522,438
Denbury Resources, Inc. 5.5% 5/1/22		5,050,000	3,598,125
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	76,000
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,525,829
6.45% 11/3/36 (h)		13,741,000	11,965,759
EDC Finance Ltd. 4.875% 4/17/20 (h)		3,670,000	3,073,625
El Paso Corp. 6.5% 9/15/20		16,140,000	17,808,585
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,236,935
Empresa Nacional de Petroleo 4.375% 10/30/24 (h)		9,045,000	8,805,181
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (h)		$ 4,028,000	$ 3,787,504
3.9% 5/15/24 (h)		4,249,000	3,731,136
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,450,539
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		11,735,000	10,974,689
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	2,055,300
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,957,491
3.75% 2/15/25		9,982,000	9,535,156
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		4,845,000	4,118,250
7.75% 9/1/22		6,075,000	5,589,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		13,400,000	12,998,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	4,258,300
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	951,188
6.875% 5/16/17 (Reg. S)		200,000	200,250
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,935,000	1,881,788
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (h)		4,995,000	4,645,350
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	228,967
Halcon Resources Corp. 8.625% 2/1/20 (h)		7,035,000	6,173,213
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)		1,305,000	1,128,956
5.75% 10/1/25 (h)		2,135,000	1,921,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	712,635
Indo Energy Finance BV 7% 5/7/18 (h)		400,000	256,000
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		5,150,000	3,218,750
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (h)		665,000	528,420
9.125% 7/2/18 (h)		510,000	568,625
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		1,065,000	829,891
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,413,205
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		645,000	557,925
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (n)		5,260,000	2,051,400
6.5% 5/15/19		720,000	307,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 5.125% 3/1/21		$ 10,178,000	$ 11,074,153
Motiva Enterprises LLC 5.75% 1/15/20 (h)		4,187,000	4,594,508
MPLX LP 4% 2/15/25		2,532,000	2,336,256
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,256,438
Noble Energy, Inc.:
5.625% 5/1/21		6,305,000	6,365,024
5.875% 6/1/24		535,000	552,869
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,721,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,630,000	1,365,125
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		4,701,000	2,538,540
Pan American Energy LLC 7.875% 5/7/21 (h)		583,000	591,745
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (h)		2,165,000	2,089,225
Peabody Energy Corp.:
6% 11/15/18		2,155,000	716,538
6.25% 11/15/21		2,765,000	725,813
7.875% 11/1/26		1,790,000	478,825
10% 3/15/22 (h)		2,425,000	970,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,965,000	2,003,318
Petro-Canada 6.05% 5/15/18		3,850,000	4,242,919
Petrobras Global Finance BV:
2.4288% 1/15/19 (n)		3,100,000	2,728,000
2.75% 1/15/18	EUR	4,350,000	4,490,883
3% 1/15/19		4,038,000	3,517,461
3.25% 3/17/17		26,728,000	25,608,097
4.375% 5/20/23		20,096,000	15,789,427
4.875% 3/17/20		26,750,000	23,409,193
5.625% 5/20/43		18,504,000	12,799,217
6.25% 3/17/24		1,200,000	1,050,960
6.85% 6/5/2115		645,000	485,298
7.25% 3/17/44		640,000	515,200
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,186,598
5.375% 1/27/21		44,755,000	39,451,533
5.75% 1/20/20		11,270,000	10,251,530
5.875% 3/1/18		460,000	451,375
6.875% 1/20/40		2,760,000	2,152,745
7.875% 3/15/19		14,017,000	14,126,052
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA:
5.375% 4/12/27		$ 1,775,000	$ 592,850
5.5% 4/12/37		655,000	216,150
8.5% 11/2/17 (h)		14,695,000	10,099,874
9.75% 5/17/35 (h)		3,430,000	1,308,545
12.75% 2/17/22 (h)		1,595,000	743,270
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,771,560
3.5% 7/18/18		14,963,000	15,247,297
3.5% 7/23/20 (h)		13,960,000	13,824,309
3.5% 1/30/23		11,489,000	10,687,642
4.5% 1/23/26 (h)		46,043,000	43,743,152
4.875% 1/24/22		12,142,000	12,324,130
4.875% 1/18/24		13,072,000	13,032,784
5.5% 1/21/21		12,069,000	12,944,003
5.5% 6/27/44 (h)		640,000	553,760
5.5% 6/27/44		22,304,000	19,298,536
5.625% 1/23/46 (h)		36,355,000	32,355,950
6% 3/5/20		6,145,000	6,694,978
6.375% 1/23/45		14,382,000	14,019,574
6.5% 6/2/41		25,567,000	25,567,000
6.625% (h)(i)		5,520,000	5,464,800
8% 5/3/19		8,600,000	9,891,290
Petronas Capital Ltd. 3.5% 3/18/25 (h)		525,000	506,372
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,167,135
4.875% 11/15/44		34,230,000	32,535,410
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,281,173
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,052,325
6.125% 1/15/17		6,185,000	6,564,246
PT Pertamina Persero:
4.875% 5/3/22 (h)		595,000	576,436
5.25% 5/23/21 (h)		815,000	821,113
6% 5/3/42 (h)		395,000	345,625
6.5% 5/27/41 (h)		1,900,000	1,762,250
Rice Energy, Inc.:
6.25% 5/1/22		8,365,000	7,444,850
7.25% 5/1/23 (h)		3,620,000	3,366,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (h)		$ 12,415,000	$ 12,003,753
5.75% 5/15/24		5,045,000	4,931,488
SemGroup Corp. 7.5% 6/15/21		4,750,000	4,702,500
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,686,200
4.375% 5/11/45		20,000,000	19,706,180
Sibur Securities Ltd. 3.914% 1/31/18 (h)		1,870,000	1,764,813
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,788,734
SM Energy Co. 6.5% 11/15/21		1,205,000	1,168,850
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,383,445
4.05% 1/23/20		11,618,000	11,502,970
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	330,949
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,765,411
2.95% 9/25/18		1,960,000	1,980,464
4.6% 6/15/21		2,694,000	2,804,416
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (h)		3,405,000	3,387,975
6.375% 4/1/23 (h)		1,035,000	1,040,175
Teine Energy Ltd. 6.875% 9/30/22 (h)		6,310,000	5,458,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		505,000	506,263
6.25% 10/15/22 (h)		800,000	800,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	9,339,544
4.55% 6/24/24		53,471,000	47,328,145
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,042,567	3,065,386
Western Gas Partners LP 5.375% 6/1/21		16,424,000	17,400,390
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	2,126,050
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,044,150
Whiting Petroleum Corp. 5% 3/15/19		2,070,000	1,852,650
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,438,550
4.3% 3/4/24		8,588,000	8,041,829
WPX Energy, Inc. 7.5% 8/1/20		2,070,000	1,987,987
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
8.5% 7/28/25 (h)		$ 1,660,000	$ 1,556,250
8.75% 4/4/24 (h)		3,215,000	3,086,400
8.875% 12/19/18 (h)		1,610,000	1,660,313
8.875% 12/19/18 (Reg. S)		1,300,000	1,340,625
Zhaikmunai International BV 7.125% 11/13/19 (h)		2,840,000	2,357,200
			1,177,559,754
TOTAL ENERGY			1,273,817,292
FINANCIALS - 18.6%
Banks - 7.4%
Banco Daycoval SA 5.75% 3/19/19 (h)		625,000	608,594
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		697,825	732,716
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	1,434,602
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,570,000	10,543,575
4% 4/14/19 (h)		12,355,000	11,799,025
5.5% 7/12/20 (h)		575,000	567,813
5.75% 9/26/23 (h)		10,860,000	10,208,400
6.369% 6/16/18 (h)		13,435,000	13,720,494
6.5% 6/10/19 (Reg. S)		1,000,000	1,032,000
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (h)		8,770,000	8,827,978
1.375% 9/27/17 (Reg. S)		2,720,000	2,739,764
Bank of America Corp.:
2% 1/11/18		50,000,000	49,990,200
2.25% 4/21/20		87,156,000	85,545,706
2.6% 1/15/19		8,068,000	8,123,903
2.65% 4/1/19		6,430,000	6,482,887
3.3% 1/11/23		31,429,000	30,945,182
3.875% 3/22/17		25,777,000	26,650,608
3.95% 4/21/25		25,000,000	24,173,150
4.1% 7/24/23		11,481,000	11,844,075
4.2% 8/26/24		16,813,000	16,658,909
4.25% 10/22/26		14,724,000	14,476,755
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.65% 5/1/18		$ 8,780,000	$ 9,554,730
5.75% 12/1/17		21,955,000	23,749,997
5.875% 1/5/21		6,530,000	7,432,505
6.5% 8/1/16		9,000,000	9,422,991
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (n)	EUR	3,800,000	4,349,394
10% 7/30/16	EUR	2,350,000	2,796,739
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		1,265,000	1,214,742
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,878,722
6.75% 1/16/23 (n)	GBP	2,250,000	3,718,097
Barclays PLC 2.75% 11/8/19		12,249,000	12,211,273
BBVA Bancomer SA 6.75% 9/30/22 (h)		375,000	406,125
BBVA Colombia SA 4.875% 4/21/25 (h)		390,000	377,910
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,175,412
BPCE SA 5.7% 10/22/23 (h)		6,050,000	6,404,409
Capital One NA 2.95% 7/23/21		18,827,000	18,330,137
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,158,770
1.7% 4/27/18		120,000,000	118,934,520
1.8% 2/5/18		33,287,000	33,132,016
1.85% 11/24/17		33,365,000	33,346,950
2.4% 2/18/20		60,588,000	59,961,762
2.5% 7/29/19		46,387,000	46,340,706
4.05% 7/30/22		5,303,000	5,427,562
4.4% 6/10/25		40,790,000	41,006,269
5.5% 9/13/25		4,478,000	4,862,369
6.125% 5/15/18		3,779,000	4,170,561
Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,577,221
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (n)	EUR	2,700,000	2,883,720
Credit Suisse AG 6% 2/15/18		18,058,000	19,650,716
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (h)		19,455,000	19,338,737
3.75% 3/26/25 (h)		19,450,000	18,816,864
Development Bank of Philippines 8.375% (i)(n)		1,930,000	2,016,142
Discover Bank:
4.2% 8/8/23		7,852,000	7,940,696
7% 4/15/20		2,030,000	2,339,210
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18		$ 798,000	$ 847,756
8.25% 3/1/38		4,667,000	6,607,137
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,312,168
6.25% 4/30/19 (h)		1,100,000	1,115,598
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		2,200,000	2,257,790
7.75% 7/5/17 (Reg. S)		350,000	359,194
GTB Finance BV:
6% 11/8/18 (h)		2,725,000	2,471,575
7.5% 5/19/16 (h)		1,245,000	1,241,888
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	6,693,958
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,198,663
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,071,934
HSBK BV:
7.25% 5/3/17 (h)		2,285,000	2,317,584
7.25% 5/3/17 (Reg. S)		250,000	253,565
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,392,636
Industrial Senior Trust 5.5% 11/1/22 (h)		220,000	208,230
Intesa Sanpaolo SpA:
3.875% 1/16/18		4,140,000	4,250,281
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,715,356
Itau Unibanco Holding SA:
2.85% 5/26/18 (h)		655,000	636,005
5.125% 5/13/23 (Reg. S)		1,100,000	1,001,000
5.5% 8/6/22 (h)		655,000	614,849
6.2% 12/21/21 (Reg. S)		980,000	960,890
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,459,446
2% 8/15/17		11,000,000	11,072,512
2.2% 10/22/19		7,268,000	7,206,091
2.25% 1/23/20		40,000,000	39,478,680
2.35% 1/28/19		6,857,000	6,880,664
3.25% 9/23/22		18,423,000	18,270,771
3.875% 9/10/24		39,644,000	39,008,190
4.125% 12/15/26		50,896,000	50,501,963
4.25% 10/15/20		6,995,000	7,490,169
4.35% 8/15/21		20,267,000	21,634,901
4.5% 1/24/22		22,046,000	23,537,037
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.625% 5/10/21		$ 6,879,000	$ 7,450,033
4.95% 3/25/20		22,079,000	24,197,877
KeyBank NA 5.45% 3/3/16		3,939,000	4,027,143
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		415,000	420,188
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		1,000,000	1,027,780
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,008,067
Regions Bank 6.45% 6/26/37		24,618,000	28,831,888
Regions Financial Corp. 2% 5/15/18		13,127,000	13,056,416
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	64,539,234
6% 12/19/23		25,897,000	27,626,453
6.1% 6/10/23		16,183,000	17,359,763
6.125% 12/15/22		42,557,000	45,842,869
RSHB Capital SA 5.298% 12/27/17 (h)		1,425,000	1,406,874
SB Capital SA 5.5% 2/26/24 (h)(n)		2,285,000	1,841,002
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (h)		980,000	975,100
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (h)(n)		645,000	617,007
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,154,735
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,134,878
3.676% 6/15/16		4,301,000	4,398,693
4.48% 1/16/24		4,804,000	5,009,525
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,000,640
Zenith Bank PLC 6.25% 4/22/19 (h)		3,070,000	2,778,350
			1,508,807,306
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,163,187
4.25% 2/15/24		12,758,000	13,246,925
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		8,620,000	9,029,450
Deutsche Bank AG 4.5% 4/1/25		48,248,000	46,654,899
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,591,288
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,923,815
2.55% 10/23/19		33,080,000	33,142,157
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.625% 1/31/19		$ 50,400,000	$ 50,909,191
2.9% 7/19/18		17,494,000	17,884,624
3.75% 5/22/25		40,000,000	39,796,760
5.25% 7/27/21		17,105,000	19,015,492
5.625% 1/15/17		3,200,000	3,359,987
5.95% 1/18/18		4,975,000	5,427,536
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,674,853
6.85% 6/15/17		1,263,000	1,367,037
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,952,508
2.125% 4/25/18		12,586,000	12,630,227
2.375% 7/23/19		26,932,000	26,909,458
2.8% 6/16/20		30,000,000	30,096,810
3.7% 10/23/24		24,714,000	24,666,623
4% 7/23/25		21,522,000	21,940,022
4.35% 9/8/26		30,000,000	29,929,590
4.875% 11/1/22		26,240,000	27,761,868
5% 11/24/25		3,189,000	3,353,425
5.45% 1/9/17		13,970,000	14,696,007
5.5% 1/26/20		88,000,000	97,921,032
5.625% 9/23/19		12,714,000	14,132,437
5.75% 1/25/21		19,879,000	22,522,668
6.625% 4/1/18		16,118,000	17,962,286
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,582,946
1.8% 3/26/18		24,142,000	24,057,165
			746,302,273
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,047,688
4.5% 5/15/21		2,800,000	2,845,500
4.625% 7/1/22		2,685,000	2,705,138
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,448,045
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		840,000	851,550
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,225,710
3.95% 11/6/24		9,738,000	9,366,057
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22		$ 12,545,000	$ 13,232,203
6.45% 6/12/17		10,366,000	11,211,565
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,194,279
1.7% 5/9/16		19,473,000	19,518,431
1.724% 12/6/17		18,742,000	18,570,567
2.24% 6/15/18		19,162,000	19,062,128
2.597% 11/4/19		40,209,000	39,630,392
2.875% 10/1/18		13,000,000	13,100,217
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,270,302
4.625% 1/7/21		19,476,000	21,380,207
4.65% 10/17/21		5,377,000	5,910,216
5.625% 9/15/17		5,858,000	6,335,445
5.625% 5/1/18		25,000,000	27,480,675
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,558,097
1.625% 10/2/15 (h)		4,565,000	4,565,278
1.875% 8/9/16 (h)		2,974,000	2,987,440
2.125% 10/2/17 (h)		18,524,000	18,576,905
2.875% 8/9/18 (h)		5,276,000	5,382,401
Navient Corp.:
5% 10/26/20		915,000	814,350
5.875% 3/25/21		3,215,000	2,885,463
5.875% 10/25/24		8,775,000	7,414,875
SLM Corp.:
4.875% 6/17/19		2,160,000	2,019,600
5.5% 1/15/19		2,025,000	1,933,875
5.5% 1/25/23		6,135,000	5,168,738
6.125% 3/25/24		4,280,000	3,638,000
8% 3/25/20		395,000	399,938
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,326,781
3% 8/15/19		4,907,000	4,914,596
3.75% 8/15/21		7,409,000	7,347,720
4.25% 8/15/24		7,458,000	7,335,607
			360,655,979
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25		$ 14,325,000	$ 13,660,492
3.875% 8/15/22		11,641,000	11,575,170
Cimpor Financial Operations BV 5.75% 7/17/24 (h)		850,000	633,250
CNH Industrial Capital LLC 3.875% 7/16/18 (h)		3,170,000	3,158,113
Deutsche Boerse AG 2.75% 2/5/41 (Reg. S) (n)	EUR	1,200,000	1,353,002
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		1,665,000	1,686,645
5.875% 2/1/22		18,611,000	18,801,763
6% 8/1/20		4,745,000	4,898,121
ILFC E-Capital Trust I 4.69% 12/21/65 (h)(n)		10,340,000	9,784,225
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(n)		4,765,000	4,508,881
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,972,186
MSCI, Inc. 5.75% 8/15/25 (h)		3,010,000	3,070,200
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	737,488
7.75% 1/27/18		1,300,000	1,231,750
			104,071,286
Insurance - 1.8%
AIA Group Ltd. 2.25% 3/11/19 (h)		2,566,000	2,553,404
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (h)		5,405,000	5,256,363
Allianz SE 2.241% 7/7/45 (Reg. S) (n)	EUR	2,900,000	2,949,134
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,441,746
3.875% 1/15/35		19,041,000	17,244,063
4.875% 6/1/22		3,590,000	3,914,432
5.6% 10/18/16		10,702,000	11,210,923
Aon Corp.:
3.125% 5/27/16		11,274,000	11,454,440
3.5% 9/30/15		4,451,000	4,459,212
5% 9/30/20		3,854,000	4,242,892
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (n)		4,900,000	5,060,112
Assicurazioni Generali SpA 7.75% 12/12/42 (n)	EUR	4,400,000	6,026,565
Aviva PLC 6.625% 6/3/41 (n)	GBP	4,150,000	6,904,102
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,904,922
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)		1,859,000	1,896,180
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 16,418,923
5.375% 3/15/17		194,000	204,723
Liberty Mutual Group, Inc. 5% 6/1/21 (h)		12,644,000	13,716,110
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,763,472
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (h)		30,523,000	27,679,050
5.375% 12/1/41 (h)		3,840,000	4,261,951
MetLife, Inc.:
1.903% 12/15/17 (n)		2,987,000	3,001,526
3.048% 12/15/22 (n)		12,433,000	12,183,283
4.368% 9/15/23		9,625,000	10,189,766
4.75% 2/8/21		4,032,000	4,432,636
6.75% 6/1/16		7,610,000	7,934,218
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,701,972
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,587,270
Pacific LifeCorp:
5.125% 1/30/43 (h)		19,436,000	19,925,010
6% 2/10/20 (h)		12,654,000	14,237,851
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,639,323
4.5% 11/16/21		6,390,000	6,972,640
5.375% 5/15/45 (n)		17,492,000	17,300,638
6.2% 11/15/40		4,318,000	5,117,758
7.375% 6/15/19		3,230,000	3,790,327
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,534,809
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (h)		18,083,000	18,510,356
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (h)		4,172,000	4,196,594
4.125% 11/1/24 (h)		6,048,000	6,106,732
Unum Group:
5.625% 9/15/20		8,386,000	9,383,699
5.75% 8/15/42		16,937,000	18,844,428
7.125% 9/30/16		587,000	621,415
			361,774,970
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,853,112
4.6% 4/1/22		4,025,000	4,174,939
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23		$ 3,491,000	$ 3,390,438
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,200,230
4.2% 12/15/23		12,000,000	12,529,692
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,806,966
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,356,471
4.25% 1/15/24		9,191,000	9,500,268
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,325,598
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (h)		1,455,000	1,324,050
Corporate Office Properties LP 5% 7/1/25		8,095,000	7,900,987
DDR Corp.:
3.625% 2/1/25		7,690,000	7,227,646
4.625% 7/15/22		10,758,000	11,185,846
4.75% 4/15/18		11,273,000	11,914,682
7.5% 4/1/17		5,574,000	6,039,022
7.875% 9/1/20		323,000	392,813
9.625% 3/15/16		3,691,000	3,852,179
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,168,396
3.75% 12/1/24		5,408,000	5,265,040
3.875% 10/15/22		11,543,000	11,638,461
4.375% 6/15/22		7,323,000	7,576,918
5.95% 2/15/17		102,000	108,357
6.5% 1/15/18		3,795,000	4,175,475
6.75% 3/15/20		10,379,000	12,023,532
8.25% 8/15/19		75,000	90,575
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,029,066
6% 9/15/17		1,212,000	1,308,027
6.25% 1/15/17		1,027,000	1,087,078
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,791,500
4.625% 12/15/21		17,159,000	18,535,461
4.75% 7/15/20		7,700,000	8,404,450
5.375% 8/1/16		2,768,000	2,873,079
5.75% 6/15/17		14,407,000	15,447,027
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,848,691
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc. 3.75% 2/1/16		$ 6,084,000	$ 6,151,356
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,157,985
4.7% 9/15/17		1,538,000	1,622,252
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	650,684
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,291,660
6.65% 1/15/18		867,000	931,770
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,638,463
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,572,774
4.5% 4/1/27 (h)		45,578,000	43,784,460
4.95% 4/1/24		3,875,000	3,987,673
5.875% 3/15/24		290,000	305,225
6.75% 10/15/22		345,000	357,938
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,289,544
5% 12/15/23		2,030,000	2,139,920
Senior Housing Properties Trust 6.75% 4/15/20		250,000	278,757
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,721,101
The GEO Group, Inc. 5.875% 1/15/22		2,285,000	2,376,400
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,670,616
WP Carey, Inc. 4% 2/1/25		21,616,000	20,894,393
			348,169,043
Real Estate Management & Development - 1.7%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,527,428
3.85% 4/15/16		16,284,000	16,495,024
4.25% 7/15/22		5,809,000	5,923,693
6.125% 4/15/20		3,429,000	3,859,751
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,544,130
4.1% 10/1/24		15,881,000	15,800,452
4.55% 10/1/29		15,881,000	15,422,309
4.95% 4/15/18		12,690,000	13,476,184
5.7% 5/1/17		7,049,000	7,453,493
6% 4/1/16		2,699,000	2,766,613
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,398,138
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,043,919
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	386,217
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Deutsche Annington Finance BV 5% 10/2/23 (h)		$ 3,750,000	$ 3,987,863
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,381,153
5.25% 3/15/21		5,708,000	6,213,580
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	8,807,123
5.5% 3/15/17		3,597,000	3,794,058
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	156,208
6% 11/1/20		105,000	108,621
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,121,488
Hunt Companies, Inc. 9.625% 3/1/21 (h)		870,000	835,200
Inmobiliaria Colonial SA 1.863% 6/5/19 (Reg. S)	EUR	2,900,000	3,248,052
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,675
11.5% 7/20/20 (Reg. S)		5,000	5,550
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,326,943
4.125% 6/15/22		6,280,000	6,419,812
4.4% 2/15/24		13,017,000	13,390,015
4.75% 10/1/20		11,282,000	12,170,300
5.5% 12/15/16		1,891,000	1,979,036
6.625% 10/1/17		4,835,000	5,292,923
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,251,813
3.15% 5/15/23		14,735,000	13,078,447
4.5% 4/18/22		4,072,000	4,058,485
5.8% 1/15/16		10,000,000	10,147,530
7.75% 8/15/19		700,000	806,132
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,274,632
6.05% 9/1/16		2,000,000	2,086,998
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,500,114
Prime Property Funding, Inc. 5.7% 4/15/17 (h)		4,546,000	4,757,194
Realogy Corp. 7.625% 1/15/20 (h)		981,000	1,031,276
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		235,000	236,469
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,300,911
Regency Centers LP 5.875% 6/15/17		2,874,000	3,085,276
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24		$ 10,161,000	$ 9,927,795
3.875% 12/1/23		4,812,000	4,777,002
6.125% 6/1/20		14,318,000	16,277,604
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,668,947
3.5% 2/1/25		4,631,000	4,380,296
3.75% 5/1/24		20,000,000	19,579,180
4.125% 1/15/26		5,557,000	5,501,135
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,073,015
4% 4/30/19		3,747,000	3,918,234
4.25% 3/1/22		300,000	311,040
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,393,462
			345,822,938
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		362	12,138
TOTAL FINANCIALS			3,775,615,933
HEALTH CARE - 2.6%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (h)		845,000	865,069
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,821,278
2.2% 5/22/19		14,136,000	14,023,986
			29,710,333
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,538,737
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (h)(j)		1,220,000	1,241,350
Hologic, Inc. 5.25% 7/15/22 (h)		1,620,000	1,650,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (h)		655,000	650,088
			8,080,550
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,914,945
Community Health Systems, Inc. 6.875% 2/1/22		5,375,000	5,712,604
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,451,148
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
3.75% 3/15/19		$ 18,722,000	$ 18,815,610
4.25% 10/15/19		7,590,000	7,741,800
4.75% 5/1/23		595,000	603,175
5.875% 3/15/22		715,000	777,563
6.5% 2/15/20		30,303,000	33,484,815
HealthSouth Corp.:
5.125% 3/15/23		860,000	851,400
5.75% 11/1/24 (h)		1,035,000	1,049,387
5.75% 11/1/24		1,155,000	1,171,055
Kindred Escrow Corp. II:
8% 1/15/20 (h)		3,740,000	4,097,638
8.75% 1/15/23 (h)		9,820,000	10,998,400
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,176,734
4.125% 9/15/20		7,486,000	7,909,753
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	517,500
5.5% 2/1/21		5,400,000	5,643,000
Tenet Healthcare Corp.:
3.7861% 6/15/20 (h)(n)		1,550,000	1,558,525
5% 3/1/19		2,285,000	2,280,978
6% 10/1/20		605,000	647,350
6.75% 6/15/23		2,530,000	2,605,900
6.875% 11/15/31		130,000	120,250
8.125% 4/1/22		16,575,000	18,356,813
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,309,437
2.875% 3/15/23		16,114,000	15,682,467
3.35% 7/15/22		6,192,000	6,333,648
3.75% 7/15/25		19,000,000	19,448,913
4.625% 7/15/35		12,193,000	12,717,835
4.75% 7/15/45		20,331,000	21,277,306
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,239,174
			238,495,123
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (h)		1,345,000	1,324,825
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,089,557
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19		$ 1,959,000	$ 1,954,390
4.15% 2/1/24		3,010,000	3,067,094
			8,111,041
Pharmaceuticals - 1.2%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,497,409
2.9% 11/6/22		13,855,000	13,364,824
3.6% 5/14/25		24,114,000	23,711,682
4.5% 5/14/35		23,238,000	22,197,031
4.7% 5/14/45		23,197,000	22,539,759
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,713,089
3.45% 3/15/22		18,597,000	18,189,819
3.8% 3/15/25		27,765,000	26,897,316
4.75% 3/15/45		10,716,000	9,820,850
Bayer AG 2.375% 4/2/75 (Reg. S) (n)	EUR	2,450,000	2,622,251
Bayer U.S. Finance LLC:
2.375% 10/8/19 (h)		10,323,000	10,366,501
3% 10/8/21 (h)		7,536,000	7,547,063
3.375% 10/8/24 (h)		3,362,000	3,335,417
Endo Finance LLC 5.375% 1/15/23 (h)		1,530,000	1,541,475
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (h)		1,885,000	1,960,400
6% 2/1/25 (h)		3,680,000	3,781,200
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,595,562
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,034
2.3% 11/8/18		3,161,000	3,153,107
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,567,458
3.9% 12/15/24		5,449,000	5,278,446
4.9% 12/15/44		2,390,000	2,267,522
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)		4,015,000	4,085,263
5.875% 5/15/23 (h)		3,240,000	3,304,800
6.125% 4/15/25 (h)		5,460,000	5,623,800
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,738,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18		$ 2,006,000	$ 1,993,180
3.25% 2/1/23		4,892,000	4,638,815
			240,268,873
TOTAL HEALTH CARE			525,990,745
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (h)		9,122,000	9,152,933
6.375% 6/1/19 (h)		8,071,000	9,151,207
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		7,620,000	7,315,200
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,440,080
6% 7/15/22		2,885,000	2,842,158
6.5% 5/15/25 (h)		1,355,000	1,332,981
			34,234,559
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,519,791
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (h)		3,225,000	3,118,660
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,293,850
American Airlines Group, Inc.:
4.625% 3/1/20 (h)		2,670,000	2,623,275
5.5% 10/1/19 (h)		8,970,000	9,183,038
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (h)		207,953	214,191
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		234,393	256,660
6.125% 4/29/18		240,000	249,000
6.648% 3/15/19		945,121	971,111
6.9% 7/2/19		381,986	398,449
9.25% 5/10/17		1,325,326	1,441,292
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,533,938
6.75% 5/23/17		1,515,000	1,533,938
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	927,444
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,711,125
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 323,913	$ 335,250
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,366,062	1,448,025
8.36% 1/20/19		837,230	896,883
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		631,364	669,246
12% 1/15/16 (h)		157,666	163,973
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,713,750
6.375% 6/1/18		140,000	146,475
			36,349,364
Building Products - 0.0%
Building Materials Corp. of America 5.375% 11/15/24 (h)		3,095,000	3,095,000
USG Corp. 5.5% 3/1/25 (h)		3,175,000	3,159,125
			6,254,125
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,636,809
4.125% 4/15/19		2,860,000	2,902,900
4.125% 6/15/23		5,040,000	4,624,200
5.25% 3/15/20		2,035,000	2,080,788
6.25% 10/15/21		2,065,000	2,132,113
APX Group, Inc.:
6.375% 12/1/19		12,550,000	12,189,188
8.75% 12/1/20		13,055,000	11,455,763
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		5,020,000	4,492,900
Cenveo Corp. 6% 8/1/19 (h)		325,000	273,813
Garda World Security Corp.:
7.25% 11/15/21 (h)		8,485,000	7,933,475
7.25% 11/15/21 (h)		400,000	374,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,232,000
7% 2/15/22		660,000	646,800
			59,579,749
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (h)		$ 2,595,000	$ 1,518,075
Cementos Progreso Trust 7.125% 11/6/23 (h)		570,000	609,900
Odebrecht Finance Ltd. 4.375% 4/25/25 (h)		650,000	427,375
			2,555,350
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (n)		1,920,000	1,718,400
Sensata Technologies BV 5% 10/1/25 (h)		2,285,000	2,216,450
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	6,500,000	6,903,018
			10,837,868
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (h)		450,000	462,375
General Electric Co. 5.25% 12/6/17		17,730,000	19,154,286
			19,616,661
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		1,340,000	1,266,300
Schaeffler Finance BV 4.75% 5/15/21 (h)		1,540,000	1,514,020
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,677,900
			4,458,220
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		4,350,000	4,154,250
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		8,910,000	7,395,300
8.125% 2/15/19		2,885,000	2,293,575
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		885,000	816,413
			14,659,538
Professional Services - 0.0%
IHS, Inc. 5% 11/1/22		2,895,000	2,927,569
Road & Rail - 0.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,004,464
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,646,759
JSC Georgian Railway 7.75% 7/11/22 (h)		650,000	670,313
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (h)		570,000	571,140
OPE KAG Finance Sub, Inc. 7.875% 7/31/23 (h)		5,045,000	5,145,900
			12,038,576
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		$ 7,271,000	$ 7,198,290
2.625% 9/4/18		16,438,000	16,396,116
3.75% 2/1/22		16,396,000	16,384,998
3.875% 4/1/21		14,814,000	14,962,140
4.25% 9/15/24		12,030,000	11,894,663
4.75% 3/1/20		11,796,000	12,489,369
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,610,438
6.25% 12/1/19		830,000	900,550
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,861,488
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,726,000
6.75% 12/15/20		2,795,000	2,878,850
International Lease Finance Corp. 4.625% 4/15/21		955,000	971,713
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,548,751
United Rentals North America, Inc. 5.5% 7/15/25		1,045,000	1,008,425
			96,831,791
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,566,180	1,650,362
10.75% 12/1/20 (Reg. S)		87,780	92,498
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,134,168
			5,877,028
TOTAL INDUSTRIALS			306,220,398
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		5,575,000	5,951,313
8.875% 1/1/20 (h)		1,970,000	2,138,681
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		2,070,000	2,070,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,365,650
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 15,450,000	$ 16,154,829
6.5% 1/15/28		4,782,000	4,973,280
			32,653,753
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,658,213
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,255,072
6.55% 10/1/17		1,383,000	1,517,607
			8,430,892
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)		3,200,000	3,124,672
6.125% 11/1/23 (h)		2,290,000	2,269,711
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	3,700,000	4,264,153
Global Cash Access, Inc. 10% 1/15/22 (h)		5,220,000	4,932,900
			14,591,436
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,819,623
Micron Technology, Inc.:
5.25% 8/1/23 (h)		5,285,000	4,928,263
5.25% 1/15/24 (h)		5,165,000	4,790,538
5.625% 1/15/26 (h)		2,165,000	1,964,738
5.875% 2/15/22		2,310,000	2,275,350
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		600,000	603,000
			19,381,512
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)		6,820,000	6,833,640
Italics Merger Sub, Inc. 7.125% 7/15/23 (h)		2,715,000	2,626,192
Nuance Communications, Inc. 5.375% 8/15/20 (h)		3,315,000	3,321,232
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (h)		1,175,000	1,211,660
			13,992,724
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3.2% 5/13/25		$ 20,000,000	$ 19,879,440
4.375% 5/13/45		20,000,000	19,768,580
			39,648,020
TOTAL INFORMATION TECHNOLOGY			128,698,337
MATERIALS - 1.4%
Chemicals - 0.2%
Braskem Finance Ltd.:
5.375% 5/2/22 (h)		735,000	643,125
5.75% 4/15/21 (h)		430,000	389,150
6.45% 2/3/24		455,000	412,867
Evolution Escrow Issuer LLC 7.5% 3/15/22 (h)		4,150,000	3,340,750
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,062,913
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,182,938
OCP SA 5.625% 4/25/24 (h)		390,000	399,828
Platform Specialty Products Corp. 6.5% 2/1/22 (h)		2,210,000	2,140,009
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		1,755,000	1,640,925
8.25% 1/15/21 (h)		865,000	817,425
The Chemours Company LLC 6.625% 5/15/23 (h)		4,065,000	3,536,550
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,337,794
4.25% 11/15/20		5,898,000	6,249,975
			35,154,249
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (h)		1,670,000	1,586,500
9.375% 10/12/22 (h)		710,000	793,425
CEMEX S.A.B. de CV:
6.125% 5/5/25 (h)		5,695,000	5,438,725
6.5% 12/10/19 (h)		4,195,000	4,257,925
Union Andina de Cementos SAA 5.875% 10/30/21 (h)		635,000	631,635
			12,708,210
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(n)		14,962,327	15,512,816
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (h)(n)		$ 7,335,000	$ 7,188,300
7% 11/15/20 (h)		2,655,000	2,681,550
Ball Corp. 5.25% 7/1/25		4,920,000	4,895,400
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (h)		2,190,000	2,179,050
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		1,355,000	1,178,850
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		2,345,000	2,295,169
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (h)		2,290,000	2,330,075
6.375% 8/15/25 (h)		2,290,000	2,341,525
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)		6,885,000	7,057,125
			47,659,860
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	9,754,920
Alrosa Finance SA 7.75% 11/3/20 (h)		700,000	722,645
Anglo American Capital PLC:
3.625% 5/14/20 (h)		29,122,000	27,689,052
4.875% 5/14/25 (h)		29,080,000	26,226,525
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		230,000	196,650
Compania Minera Ares SAC 7.75% 1/23/21 (h)		860,000	826,460
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,527,715
4.875% 11/4/44 (h)		5,532,000	4,903,244
CSN Resources SA 6.5% 7/21/20 (h)		500,000	307,500
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,030,000	1,768,638
9.5% 4/24/18 (Reg. S)		3,100,000	3,162,000
Ferrexpo Finance PLC 10.375% 4/7/19 (h)		2,347,000	1,936,275
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		8,075,000	5,773,625
7.25% 5/15/22 (h)		3,745,000	2,612,138
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,087,030
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		460,000	429,640
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		2,530,000	2,150,500
4.875% 10/7/20 (Reg. S)		200,000	170,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
GTL Trade Finance, Inc. 5.893% 4/29/24 (h)		$ 1,025,000	$ 893,493
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		2,460,000	1,949,550
Lundin Mining Corp.:
7.5% 11/1/20 (h)		4,430,000	4,374,625
7.875% 11/1/22 (h)		6,840,000	6,737,400
Metalloinvest Finance Ltd. 5.625% 4/17/20 (h)		1,440,000	1,314,101
Metinvest BV:
8.75% 2/14/18 (Reg. S)		400,000	224,000
10.5% 11/28/17 (h)		3,575,000	2,073,500
Murray Energy Corp. 11.25% 4/15/21 (h)		9,760,000	4,514,000
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,081,350
Nord Gold NV 6.375% 5/7/18 (h)		1,660,000	1,630,950
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		3,110,000	2,938,950
5.625% 4/29/20 (Reg. S)		200,000	189,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,086,804
Samarco Mineracao SA 5.75% 10/24/23 (h)		655,000	613,080
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (h)		1,600,000	1,544,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	508,784
7.5% 7/27/35		910,000	942,178
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,755,425
5.5% 10/1/24		4,070,000	3,952,988
6.125% 8/15/19		2,683,000	2,780,259
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,839,227
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,127,600
6.25% 1/11/16		5,000,000	5,070,000
6.25% 1/23/17		5,581,000	5,796,817
6.875% 11/21/36		640,000	544,640
Vedanta Resources PLC 6% 1/31/19 (h)		1,090,000	945,575
			192,672,853
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			288,195,172
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
Altice Financing SA:
6.5% 1/15/22 (h)		$ 1,865,000	$ 1,869,663
6.625% 2/15/23 (h)		2,780,000	2,766,100
7.875% 12/15/19 (h)		272,000	284,240
Altice Finco SA:
7.625% 2/15/25 (h)		2,720,000	2,665,600
8.125% 1/15/24 (h)		1,000,000	1,010,000
9.875% 12/15/20 (h)		6,135,000	6,733,163
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,187,407
3% 6/30/22		29,259,000	28,079,570
3.4% 5/15/25		39,520,000	37,617,626
4.75% 5/15/46		31,335,000	28,570,344
4.8% 6/15/44		15,000,000	13,777,905
6.3% 1/15/38		16,665,000	18,177,365
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,413
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,535,360
6.15% 9/15/19		6,992,000	7,324,120
Embarq Corp.:
7.082% 6/1/16		8,346,000	8,625,174
7.995% 6/1/36		4,717,000	4,988,228
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,775,000	2,913,750
GCI, Inc. 6.875% 4/15/25		5,080,000	5,219,700
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,022,975
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)		3,245,000	3,163,875
5.375% 8/15/22		6,925,000	6,949,515
5.375% 5/1/25 (h)		1,080,000	1,043,550
Qtel International Finance Ltd. 5% 10/19/25 (h)		645,000	696,781
Sable International Finance Ltd. 6.875% 8/1/22 (h)		1,340,000	1,353,400
Sprint Capital Corp.:
6.875% 11/15/28		23,495,000	20,205,700
8.75% 3/15/32		3,305,000	3,127,356
TDC A/S 3.5% 2/26/3015 (Reg. S) (n)	EUR	1,550,000	1,669,585
Telecom Italia Capital SA 6% 9/30/34		1,350,000	1,323,000
Telecom Italia SpA 5.303% 5/30/24 (h)		1,350,000	1,360,125
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		590,000	594,425
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.35% 6/9/17		$ 20,956,000	$ 20,887,600
2.625% 2/21/20		21,379,000	21,388,107
4.5% 9/15/20		36,000,000	38,720,880
5.012% 8/21/54		55,038,000	50,205,113
6.25% 4/1/37		2,348,000	2,631,364
6.4% 9/15/33		10,915,000	12,445,709
6.55% 9/15/43		54,849,000	64,763,725
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		3,205,000	3,229,038
7.375% 4/23/21 (h)		10,860,000	11,104,350
			454,276,201
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,149,811
3.125% 7/16/22		9,218,000	9,036,498
Comcel Trust 6.875% 2/6/24 (h)		560,000	575,400
Digicel Group Ltd.:
6% 4/15/21 (h)		9,220,000	8,443,768
6.75% 3/1/23 (h)		2,795,000	2,564,413
7% 2/15/20 (h)		425,000	422,875
7.125% 4/1/22 (h)		1,885,000	1,642,306
8.25% 9/30/20 (h)		9,040,000	8,362,000
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	850,000	1,384,160
Intelsat Jackson Holdings SA:
5.5% 8/1/23		1,490,000	1,311,200
7.25% 10/15/20		1,810,000	1,739,863
Millicom International Cellular SA:
4.75% 5/22/20 (h)		650,000	622,375
6% 3/15/25 (h)		6,675,000	6,307,875
6.625% 10/15/21 (h)		1,450,000	1,443,475
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,680,000	2,832,674
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		4,200,000	4,215,750
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,332,488
Sprint Corp.:
7.625% 2/15/25		5,395,000	5,034,209
7.875% 9/15/23		9,220,000	8,862,725
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,139,129
6.375% 3/1/25		9,470,000	9,678,340
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 1,520,000	$ 1,563,700
6.5% 1/15/24		3,045,000	3,128,738
6.625% 4/1/23		4,145,000	4,323,235
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	472,800
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	689,619
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,260,000	4,223,603
			113,503,029
TOTAL TELECOMMUNICATION SERVICES			567,779,230
UTILITIES - 3.1%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,707,894
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,196,167
2.95% 12/15/22		4,935,000	4,766,134
American Transmission Systems, Inc. 5% 9/1/44 (h)		2,638,000	2,696,015
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,257,690
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,900,562
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,746,145
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		29,344,000	33,330,529
6.4% 9/15/20 (h)		25,897,000	29,651,314
Edison International 3.75% 9/15/17		6,674,000	6,951,291
Eversource Energy:
1.45% 5/1/18		3,325,000	3,281,659
2.8% 5/1/23		15,104,000	14,481,036
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,310,802
2.85% 6/15/20		4,888,000	4,877,168
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,513,616
4.25% 3/15/23		31,243,000	31,304,080
7.375% 11/15/31		24,589,000	29,595,320
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,966,892
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 3.45% 7/15/20 (h)		$ 27,495,000	$ 27,013,838
Lamar Funding Ltd. 3.958% 5/7/25 (h)		565,000	528,981
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,388,226
3.75% 11/15/20		1,450,000	1,519,207
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,081,522
Nevada Power Co. 6.5% 5/15/18		790,000	883,546
NSG Holdings II, LLC 7.75% 12/15/25 (h)		9,494,717	10,467,926
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,054,467
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	828,168
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,056,189
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,074,868
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,849,721
RJS Power Holdings LLC 5.125% 7/15/19 (h)		8,575,000	8,103,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,600,240
5.15% 3/15/20		3,761,000	4,107,110
			341,091,698
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	984,532
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	466,407
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,729,213
			5,180,152
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.375% 1/15/23		4,730,000	4,563,031
5.75% 1/15/25		910,000	881,563
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	19,475,000
7.25% 10/15/21		21,425,000	22,094,531
Dynegy, Inc.:
6.75% 11/1/19		6,850,000	7,102,594
7.375% 11/1/22		8,135,000	8,419,725
7.625% 11/1/24		14,025,000	14,597,220
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	666,250
NRG Energy, Inc.:
6.25% 7/15/22		8,395,000	8,185,125
6.25% 5/1/24		8,475,000	8,051,250
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
PPL Energy Supply LLC 6.5% 6/1/25 (h)		$ 1,180,000	$ 1,094,450
TerraForm Power Operating LLC:
5.875% 2/1/23 (h)		1,595,000	1,515,250
6.125% 6/15/25 (h)		500,000	471,250
The AES Corp.:
4.875% 5/15/23		3,775,000	3,510,750
7.375% 7/1/21		1,515,000	1,632,413
			102,260,402
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5818% 9/30/66 (n)		35,229,000	30,674,771
7.5% 6/30/66 (n)		10,345,000	9,219,981
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,719,221
2% 11/15/18		12,172,000	12,142,860
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,572,589
5.45% 9/15/20		11,473,000	12,834,845
5.8% 2/1/42		6,336,000	7,204,114
5.95% 6/15/41		11,832,000	13,708,271
6.4% 3/15/18		1,228,000	1,364,078
6.8% 1/15/19		6,774,000	7,729,059
PG&E Corp. 2.4% 3/1/19		1,683,000	1,688,160
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,789,705
6.5% 12/15/20		5,125,000	6,015,069
RWE AG 7% 10/12/72 (Reg. S) (n)		2,700,000	2,808,000
Sempra Energy:
2.3% 4/1/17		14,116,000	14,290,798
2.875% 10/1/22		5,760,000	5,520,286
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,926,464
Wisconsin Energy Corp. 6.25% 5/15/67 (n)		3,860,000	3,343,725
			178,551,996
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (n)	GBP	3,500,000	$ 5,681,512
TOTAL UTILITIES			632,765,760
TOTAL NONCONVERTIBLE BONDS (Cost $9,021,912,936)			8,951,784,547
U.S. Government and Government Agency Obligations - 19.0%

U.S. Treasury Inflation-Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		202,680,000	182,320,864
1.375% 2/15/44		135,651,571	142,485,411
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		166,092,620	159,512,508
0.25% 1/15/25		75,564,750	72,857,924
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			557,176,707
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
2.5% 2/15/45		200,000	181,130
2.875% 8/15/45		101,360,000	99,736,618
3% 5/15/45		650,487,000	655,094,399
4.375% 2/15/38		430,000	543,726
U.S. Treasury Notes:
0.5% 1/31/17 (k)		5,510,000	5,503,614
0.5% 2/28/17		1,450,000	1,447,677
1.125% 6/15/18		836,229,000	838,265,138
1.25% 10/31/18		616,376,000	618,214,033
1.375% 7/31/18		50,772,000	51,210,315
1.375% 4/30/20		18,176,000	18,062,873
1.625% 6/30/20		48,699,000	48,890,484
1.625% 7/31/20		5,593,000	5,611,641
2% 2/15/25		1,140,000	1,118,744
2% 8/15/25 (g)		115,730,000	113,517,821
2.125% 5/15/25		704,209,000	697,900,696
2.25% 11/15/24		50,000,000	50,199,200
U.S. Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/15/24		$ 76,723,000	$ 77,941,745
2.5% 5/15/24		3,700,000	3,802,231
TOTAL U.S. TREASURY OBLIGATIONS			3,287,242,085
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,870,084,540)			3,844,418,792
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 8.1%
1.75% 10/1/34 (n)		4,028	4,199
1.85% 10/1/33 (n)		3,169	3,297
1.88% 1/1/35 (n)		3,093	3,223
1.88% 1/1/35 (n)		309,395	324,512
1.885% 2/1/33 (n)		1,792	1,865
1.91% 12/1/34 (n)		57,465	59,952
1.91% 3/1/35 (n)		27,587	28,790
1.931% 10/1/33 (n)		19,545	20,396
1.94% 7/1/35 (n)		20,411	21,481
2.05% 3/1/35 (n)		5,168	5,346
2.06% 1/1/35 (n)		215,423	228,417
2.07% 4/1/37 (n)		97,606	102,683
2.09% 10/1/33 (n)		489,320	519,030
2.115% 12/1/34 (n)		12,487	13,147
2.141% 9/1/36 (n)		79,534	85,139
2.143% 9/1/36 (n)		102,393	109,609
2.19% 3/1/37 (n)		25,716	27,259
2.194% 7/1/34 (n)		35,633	37,737
2.243% 3/1/33 (n)		101,377	106,975
2.251% 5/1/35 (n)		258,113	274,011
2.273% 3/1/40 (n)		471,571	503,592
2.278% 6/1/47 (n)		144,202	154,364
2.302% 6/1/36 (n)		168,324	179,765
2.31% 12/1/39 (n)		238,411	255,212
2.317% 5/1/36 (n)		180,101	190,491
2.334% 7/1/35 (n)		119,463	126,919
2.335% 9/1/35 (n)		129,423	138,543
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
2.36% 11/1/36 (n)		$ 105,469	$ 112,259
2.375% 2/1/36 (n)		412,275	439,592
2.421% 10/1/33 (n)		106,225	113,711
2.444% 6/1/36 (n)		374,752	400,869
2.445% 12/1/35 (n)		303,914	325,330
2.458% 3/1/35 (n)		73,733	78,929
2.5% 5/1/27 to 8/1/43		61,129,557	61,465,205
2.53% 9/1/37 (n)		31,520	33,741
2.544% 5/1/36 (n)		190,203	203,028
2.546% 7/1/37 (n)		179,300	191,928
2.557% 6/1/42 (n)		338,990	350,421
2.615% 7/1/34 (n)		238,719	255,541
2.69% 2/1/42 (n)		1,940,959	2,007,691
2.758% 1/1/42 (n)		2,380,632	2,474,945
2.96% 11/1/40 (n)		203,472	213,177
2.982% 9/1/41 (n)		208,873	217,652
3% 8/1/41 (n)		1,196,246	1,242,725
3% 4/1/42 to 8/1/45		137,188,791	138,400,337
3% 9/1/45 (j)		11,000,000	11,047,266
3% 9/1/45 (j)		15,750,000	15,817,676
3% 9/1/45 (j)		700,000	703,008
3% 9/1/45 (j)		12,950,000	13,005,645
3% 10/1/45 (j)		11,000,000	11,020,195
3% 10/1/45 (j)		19,500,000	19,535,800
3.059% 10/1/41 (n)		90,567	94,222
3.239% 7/1/41 (n)		345,772	365,763
3.309% 10/1/41 (n)		197,256	207,389
3.346% 9/1/41 (n)		330,440	347,356
3.461% 12/1/40 (n)		16,327,608	17,313,509
3.5% 5/1/21 to 8/1/45		195,532,121	203,539,049
3.5% 9/1/45 (j)		21,300,000	22,072,123
3.5% 9/1/45 (j)		62,400,000	64,661,994
3.5% 9/1/45 (j)		54,400,000	56,371,995
3.5% 9/1/45 (j)		118,400,000	122,691,988
3.554% 7/1/41 (n)		393,834	416,390
4% 9/1/24 to 8/1/45		245,067,075	261,785,930
4% 9/1/45 (j)		33,200,000	35,259,436
4% 9/1/45 (j)		29,800,000	31,648,530
4% 9/1/45 (j)		700,000	743,422
4.5% 2/1/33 to 4/1/45		239,339,417	260,852,450
4.5% 9/1/45 (j)		104,900,000	113,636,198
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
4.5% 9/1/45 (j)		$ 66,500,000	$ 72,038,200
5% 3/1/18 to 1/1/40		12,863,130	14,311,086
5.204% 7/1/37 (n)		38,769	41,410
5.5% 12/1/17 to 3/1/41		41,331,160	46,286,955
5.565% 8/1/46 (n)		35,732	37,960
6% 2/1/17 to 1/1/42		19,996,559	22,958,828
6.5% 1/1/16 to 4/1/37		8,527,275	9,849,648
7% 12/1/15 to 7/1/37		1,737,692	2,014,141
7.5% 6/1/25 to 2/1/32		743,846	874,496
8% 12/1/17 to 3/1/37		14,369	17,374
8.5% 1/1/17 to 7/1/31		5,368	6,427
9.5% 4/1/16 to 9/1/21		19,301	21,005
TOTAL FANNIE MAE			1,643,647,899
Freddie Mac - 2.8%
1.5% 8/1/37 (n)		36,329	37,466
1.82% 3/1/35 (n)		109,500	113,785
1.825% 3/1/37 (n)		17,605	18,412
1.852% 1/1/36 (n)		94,641	99,746
1.914% 3/1/36 (n)		192,332	201,498
1.981% 12/1/35 (n)		268,185	282,848
2.022% 2/1/37 (n)		183,077	192,081
2.05% 6/1/37 (n)		30,132	31,675
2.055% 11/1/35 (n)		203,364	214,431
2.095% 8/1/37 (n)		77,851	82,228
2.105% 3/1/36 (n)		222,387	234,156
2.121% 5/1/37 (n)		75,262	80,330
2.274% 6/1/33 (n)		249,066	263,084
2.328% 10/1/36 (n)		351,588	372,184
2.333% 4/1/37 (n)		93,267	99,840
2.351% 10/1/35 (n)		135,925	143,969
2.385% 6/1/37 (n)		25,390	27,023
2.394% 10/1/42 (n)		3,383,968	3,567,757
2.415% 6/1/37 (n)		258,833	276,770
2.436% 5/1/37 (n)		70,764	75,744
2.448% 6/1/37 (n)		57,600	61,659
2.489% 4/1/36 (n)		186,736	199,418
2.526% 6/1/33 (n)		757,843	808,047
2.571% 3/1/35 (n)		1,151,839	1,233,007
2.595% 4/1/37 (n)		8,560	9,163
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
2.67% 6/1/36 (n)		$ 68,904	$ 73,701
2.722% 3/1/33 (n)		6,318	6,764
2.757% 7/1/36 (n)		86,515	92,612
2.757% 12/1/36 (n)		318,536	340,983
3% 8/1/42 to 8/1/45		47,690,227	48,108,823
3% 9/1/45 (j)		86,000,000	86,120,933
3.091% 9/1/41 (n)		2,030,935	2,113,642
3.155% 10/1/35 (n)		159,157	168,471
3.22% 9/1/41 (n)		225,766	236,291
3.235% 4/1/41 (n)		240,343	252,169
3.289% 6/1/41 (n)		259,197	273,827
3.292% 7/1/41 (n)		1,120,711	1,177,579
3.434% 12/1/40 (n)		7,526,902	7,901,094
3.444% 5/1/41 (n)		238,099	249,527
3.5% 4/1/42 to 6/1/45 (l)		167,391,191	173,884,580
3.62% 6/1/41 (n)		371,011	392,910
3.705% 5/1/41 (n)		321,478	340,673
4% 6/1/33 to 5/1/45		95,880,320	102,497,114
4.5% 6/1/25 to 1/1/45 (m)		48,439,808	52,890,490
5% 6/1/20 to 7/1/41		39,215,875	43,514,438
5.124% 4/1/38 (n)		290,635	310,435
5.5% 10/1/17 to 3/1/41		15,770,507	17,584,709
6% 7/1/16 to 12/1/37		3,971,271	4,522,658
6.5% 2/1/16 to 9/1/39		5,732,729	6,570,082
7% 6/1/21 to 9/1/36		1,644,878	1,915,403
7.5% 9/1/15 to 6/1/32		29,492	34,633
8% 7/1/16 to 1/1/37		53,610	64,732
8.5% 2/1/19 to 1/1/28		48,910	58,013
9% 5/1/17 to 10/1/20		166	176
9.5% 5/1/21 to 7/1/21		511	560
10% 11/15/18 to 8/1/21		203	222
11% 11/1/15 to 9/1/20		94	99
TOTAL FREDDIE MAC			560,424,664
Ginnie Mae - 3.1%
3% 6/15/42 to 8/20/45		111,771,485	113,457,642
3.5% 11/15/40 to 8/20/45		172,237,420	179,663,750
3.5% 9/1/45 (j)		35,100,000	36,547,871
3.5% 9/1/45 (j)		37,500,000	39,046,871
4% 5/20/33 to 7/20/45		111,877,857	119,462,467
4.5% 6/20/33 to 8/15/41		91,213,383	99,679,207
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Ginnie Mae - continued
5% 12/15/32 to 9/15/41		$ 36,742,724	$ 41,102,560
5.5% 4/15/29 to 9/15/39		6,140,630	6,975,713
6% 10/15/30 to 11/15/39		861,975	986,119
6.5% 3/20/31 to 10/15/38		479,858	556,448
7% 10/15/22 to 3/15/33		1,547,249	1,821,714
7.5% 1/15/17 to 9/15/31		709,891	830,024
8% 4/15/17 to 11/15/29		245,587	284,939
8.5% 10/15/21 to 1/15/31		41,290	49,513
9% 8/15/19 to 1/15/23		2,420	2,690
9.5% 12/15/20 to 2/15/25		946	1,062
10.5% 3/20/16 to 1/20/18		2,450	2,606
11% 12/20/15 to 9/20/19		917	1,041
TOTAL GINNIE MAE			640,472,237
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,831,006,807)			2,844,544,800
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (n)		664,344	596,925
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (n)		286,904	273,372
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (h)(n)		3,444,066	1,515,389
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (h)(n)		551,000	524,938
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		147,000	150,742
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		428,000	445,845
Series 2015-SFR1 Class E, 5.639% 4/17/52 (h)		326,438	320,064
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (n)		48,772	45,099
Series 2004-R2 Class M3, 1.0244% 4/25/34 (n)		89,819	65,990
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (n)		47,932	44,434
Series 2004-W11 Class M2, 1.2494% 11/25/34 (n)		561,149	545,162
Series 2004-W7 Class M1, 1.0244% 5/25/34 (n)		1,542,998	1,484,870
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (n)		1,159,665	413,860
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (n)		$ 1,729,008	$ 1,586,936
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (n)		21,261	170
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,553,017
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (n)		1,802,588	1,188,800
CFC LLC:
Series 2013-1A Class B, 2.75% 11/15/18 (h)		5,916,550	5,949,428
Series 2013-2A Class A, 1.75% 11/15/17 (h)		1,621,937	1,623,064
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (n)		3,192	2,854
Series 2004-3 Class M4, 1.6544% 4/25/34 (n)		69,614	62,739
Series 2004-4 Class M2, 0.9944% 6/25/34 (n)		104,055	94,678
Series 2004-7 Class AF5, 5.868% 1/25/35		3,145,875	3,275,973
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		341,219	334,014
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (n)		38,916	36,081
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (n)		290,872	272,097
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (n)		10,384	9,839
Flagship Credit Auto Trust Series 2015-2 Class A, 1.98% 10/15/20 (h)		20,000,000	20,009,920
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (n)		948,695	808,921
Class M4, 1.2194% 1/25/35 (n)		347,133	223,666
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (h)(n)		1,273,689	1,189,741
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (h)(n)		938,833	902,521
Class B, 0.4776% 11/15/34 (h)(n)		339,135	314,893
Class C, 0.5776% 11/15/34 (h)(n)		563,628	496,466
Class D, 0.9476% 11/15/34 (h)(n)		214,028	176,783
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		153,266	4,537
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (n)		273,785	259,059
Series 2003-3 Class M1, 1.4894% 8/25/33 (n)		454,678	438,275
Series 2003-5 Class A2, 0.8905% 12/25/33 (n)		32,929	30,792
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (n)		1,522,035	1,014,623
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(n)		$ 590,000	$ 571,177
Series 2014-SFR1 Class F, 3.936% 6/17/31 (h)(n)		557,000	538,739
Series 2014-SFR3 Class E, 4.705% 12/17/31 (h)(n)		206,000	207,598
Series 2014-SRF2 Class F, 4.188% 9/17/31 (h)(n)		335,000	325,233
Series 2015-SFR2 Class E, 3.336% 6/17/32 (h)(n)		485,000	468,290
Series 2015-SFR3 Class E, 3.933% 8/17/32 (h)(n)		7,658,000	7,590,057
Series 2015-SRF1 Class E, 4.386% 3/17/32 (h)(n)		624,000	621,456
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (n)		181,664	75,097
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		12,426,183	12,626,284
Class AV4, 0.3205% 11/25/36 (n)		389,062	388,255
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (n)		139,195	138,422
Series 2006-A Class 2C, 1.432% 3/27/42 (n)		3,243,000	1,604,046
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3594% 11/25/36 (n)		4,685,962	2,071,624
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6294% 5/25/46 (h)(n)		250,000	241,250
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (n)		338,532	4,791
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (n)		118,699	99,508
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (n)		341,646	312,159
Series 2006-FF1 Class M2, 0.4894% 8/25/36 (n)		13,300,000	12,600,483
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (n)		245,450	243,356
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (n)		1,672,262	1,615,510
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (n)		57,368	53,552
Series 2004-NC6 Class M3, 2.3744% 7/25/34 (n)		16,524	14,833
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (n)		18,949	16,970
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (n)		289,373	273,254
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (n)		225,910	4,278
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (h)		7,470,766	7,480,104
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (n)		1,426,957	1,268,640
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (n)		532,896	504,264
Class M4, 2.3744% 9/25/34 (n)		683,353	315,806
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (n)		$ 1,475,804	$ 1,300,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1494% 9/25/46 (h)(n)		250,000	63,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (n)		5,108	4,830
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,044,464
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (n)		794,671	730,890
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (n)		685,690	664,796
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (h)		10,910,794	10,948,981
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (n)		42,679	37,459
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (n)		28,819	25,690
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (h)(n)		2,683,017	1,529,320
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (h)		285,294	284,109
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (h)		6,280,446	6,278,571
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (h)		10,529,615	10,515,284
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (h)(n)		1,789,540	1,784,312
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (h)(n)		186,318	181,791
Class D, 1.1834% 11/21/40 (h)(n)		305,000	245,678
TOTAL ASSET-BACKED SECURITIES (Cost $143,347,784)			153,200,820
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 0.8%
Banc of America Funding Corp.:
sequential payer Series 2010-R4 Class 6A1, 0.3341% 1/26/37 (h)(n)		22,807	22,753
Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (h)(n)		19,607,233	18,914,493
BCAP LLC Trust sequential payer:
Series 2013-RR3 Class 2A1, 2.3758% 2/26/37 (h)(n)		6,322,728	6,296,805
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
BCAP LLC Trust sequential payer: - continued
Series 2013-RR4 Class 2A1, 2.7793% 5/26/47 (h)(n)		$ 9,143,721	$ 9,105,994
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (n)		1,091,384	1,061,798
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (h)		8,438,307	8,299,102
Series 2014-8 Class 2A1, 3.45% 6/27/37 (h)(n)		12,485,108	12,619,020
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1124% 10/26/37 (h)(n)		786,763	770,452
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (h)(n)		13,041,125	12,109,226
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (h)		11,998,746	11,870,902
Series 2014-3R Class 2A1, 0.8847% 5/27/37 (h)(n)		1,977,086	1,874,527
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (n)		598,303	594,326
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (h)(n)		910,000	1,004,129
Series 2010-K7 Class B, 5.4406% 4/25/20 (h)(n)		1,000,000	1,115,921
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (n)		205,017	202,147
Series 2006-1A Class C2, 1.4028% 12/20/54 (h)(n)		6,523,000	6,443,419
Series 2006-2 Class C1, 1.1428% 12/20/54 (n)		21,543,000	21,014,871
Series 2006-3 Class C2, 1.2028% 12/20/54 (n)		1,124,000	1,107,252
Series 2006-4:
Class C1, 0.9628% 12/20/54 (n)		2,767,000	2,677,747
Class M1, 0.5428% 12/20/54 (n)		1,190,000	1,160,238
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (n)		2,234,000	2,146,567
Class 1M1, 0.5028% 12/20/54 (n)		1,493,000	1,440,894
Class 2C1, 1.0628% 12/20/54 (n)		1,015,000	986,625
Class 2M1, 0.7028% 12/20/54 (n)		1,917,000	1,878,526
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (n)		2,654,000	2,579,945
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (n)		430,241	426,023
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0124% 3/25/37 (n)		890,132	866,142
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (n)		1,296,420	1,096,226
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (n)		1,233,231	1,139,906
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (n)		$ 3,448,741	$ 3,103,867
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		106,645	109,193
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (h)		8,684,546	8,676,874
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (n)		1,017,296	962,640
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (h)(n)		403,347	366,193
Class B6, 3.0385% 6/10/35 (h)(n)		89,932	82,862
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (n)		23,167	22,738
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (n)		199,322	196,290
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.6192% 1/25/35 (n)		3,152,051	3,163,190
Series 2005-AR10 Class 2A15, 2.6681% 6/25/35 (n)		15,817,688	16,075,405
Series 2005-AR2 Class 1A2, 2.6165% 3/25/35 (n)		1,906,824	1,763,150
TOTAL PRIVATE SPONSOR			165,348,378
U.S. Government Agency - 2.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9994% 2/25/32 (n)		34,321	34,884
Series 2002-39 Class FD, 1.1996% 3/18/32 (n)		54,829	56,047
Series 2002-60 Class FV, 1.1994% 4/25/32 (n)		71,759	73,519
Series 2002-63 Class FN, 1.1994% 10/25/32 (n)		98,533	100,891
Series 2002-7 Class FC, 0.9494% 1/25/32 (n)		36,334	37,142
Series 2002-94 Class FB, 0.5994% 1/25/18 (n)		47,775	47,931
Series 2003-118 Class S, 7.9006% 12/25/33 (n)(o)(q)		1,141,847	265,347
Series 2006-104 Class GI, 6.4806% 11/25/36 (n)(o)(q)		838,434	165,650
Series 2006-33 Class CF, 0.4994% 5/25/36 (n)		704,805	706,628
Series 2007-57 Class FA, 0.4294% 6/25/37 (n)		898,475	898,620
Series 2008-76 Class EF, 0.6994% 9/25/23 (n)		461,381	463,189
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		54,633	59,987
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23		$ 670,346	$ 749,254
Series 1994-23 Class PZ, 6% 2/25/24		1,817,625	2,006,775
Series 1996-28 Class PK, 6.5% 7/25/25		218,950	244,799
Series 1999-17 Class PG, 6% 4/25/29		575,834	632,653
Series 1999-32 Class PL, 6% 7/25/29		497,538	547,734
Series 1999-33 Class PK, 6% 7/25/29		322,551	355,846
Series 2001-52 Class YZ, 6.5% 10/25/31		39,775	44,934
Series 2002-9 Class PC, 6% 3/25/17		26,299	27,023
Series 2003-28 Class KG, 5.5% 4/25/23		395,584	432,157
Series 2004-21 Class QE, 4.5% 11/25/32		65,150	66,821
Series 2005-102 Class CO, 11/25/35 (p)		324,410	294,104
Series 2005-73 Class SA, 17.0316% 8/25/35 (n)(q)		127,624	165,687
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	496,859
Series 2006-105 Class MD, 5.5% 6/25/35		352,232	358,425
Series 2006-12 Class BO, 10/25/35 (p)		1,344,951	1,261,425
Series 2006-37 Class OW, 5/25/36 (p)		155,439	137,493
Series 2006-45 Class OP, 6/25/36 (p)		414,275	367,953
Series 2006-62 Class KP, 4/25/36 (p)		594,171	529,242
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		115,120	135,166
Series 1999-25 Class Z, 6% 6/25/29		438,753	495,984
Series 2001-20 Class Z, 6% 5/25/31		576,301	634,633
Series 2001-31 Class ZC, 6.5% 7/25/31		304,566	350,904
Series 2002-16 Class ZD, 6.5% 4/25/32		159,403	185,786
Series 2002-74 Class SV, 7.3506% 11/25/32 (n)(o)		718,460	130,088
Series 2002-79 Class Z, 5.5% 11/25/22		799,761	891,611
Series 2010-50 Class FA, 0.5494% 1/25/24 (n)		12,799	12,800
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		4,199,468	571,464
Series 06-116 Class SG, 6.4406% 12/25/36 (n)(o)(q)		561,436	109,000
Series 07-40 Class SE, 6.2406% 5/25/37 (n)(o)(q)		351,504	58,427
Series 1993-165 Class SH, 19.2358% 9/25/23 (n)(q)		26,591	36,152
Series 2003-21 Class SK, 7.9006% 3/25/33 (n)(o)(q)		99,830	27,222
Series 2003-35 Class TQ, 7.3006% 5/25/18 (n)(o)(q)		47,833	3,149
Series 2005-72 Class ZC, 5.5% 8/25/35		3,477,956	3,917,817
Series 2007-57 Class SA, 39.4236% 6/25/37 (n)(q)		268,961	539,070
Series 2007-66:
Class FB, 0.5994% 7/25/37 (n)		1,078,031	1,086,635
Class SA, 38.4036% 7/25/37 (n)(q)		410,590	806,581
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class SB, 38.4036% 7/25/37 (n)(q)		$ 179,672	$ 344,115
Series 2008-12 Class SG, 6.1506% 3/25/38 (n)(o)(q)		2,418,678	435,433
Series 2009-114 Class AI, 5% 12/25/23 (o)		444,056	18,281
Series 2009-16 Class SA, 6.0506% 3/25/24 (n)(o)(q)		251,947	8,967
Series 2009-76 Class MI, 5.5% 9/25/24 (o)		219,368	10,697
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		246,918	20,483
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		371,345	30,118
Series 2010-112 Class SG, 6.1606% 6/25/21 (n)(o)(q)		330,203	24,365
Series 2010-12 Class AI, 5% 12/25/18 (o)		923,657	49,935
Series 2010-135 Class LS, 5.8506% 12/25/40 (n)(o)(q)		2,194,654	390,924
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,142,589	303,990
Series 2010-17 Class DI, 4.5% 6/25/21 (o)		247,906	14,535
Series 2010-23:
Class AI, 5% 12/25/18 (o)		390,489	19,018
Class HI, 4.5% 10/25/18 (o)		271,579	13,433
Series 2010-29 Class LI, 4.5% 6/25/19 (o)		837,644	39,066
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		792,747	57,999
Series 2011-39 Class ZA, 6% 11/25/32		1,474,496	1,684,984
Series 2011-67 Class AI, 4% 7/25/26 (o)		664,689	75,776
Series 2011-83 Class DI, 6% 9/25/26 (o)		1,073,476	144,530
Series 2013-N1 Class A, 6.5206% 6/25/35 (n)(o)(q)		1,726,662	377,616
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (o)		141,617	7,051
Class 5, 5.5% 7/25/33 (o)		328,031	68,974
Series 343 Class 16, 5.5% 5/25/34 (o)		262,596	51,101
Series 348 Class 14, 6.5% 8/25/34 (n)(o)		187,570	41,486
Series 351:
Class 12, 5.5% 4/25/34 (n)(o)		131,347	23,327
Class 13, 6% 3/25/34 (o)		173,945	34,742
Series 359 Class 19, 6% 7/25/35 (n)(o)		122,725	25,476
Series 384 Class 6, 5% 7/25/37 (o)		1,557,588	322,907
Freddie Mac:
floater:
Series 2412 Class FK, 0.9976% 1/15/32 (n)		28,001	28,450
Series 2423 Class FA, 1.0976% 3/15/32 (n)		38,910	39,705
Series 2424 Class FM, 1.1976% 3/15/32 (n)		52,218	53,488
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2432:
Class FE, 1.0976% 6/15/31 (n)		$ 69,662	$ 71,111
Class FG, 1.0976% 3/15/32 (n)		23,206	23,673
floater planned amortization class Series 3153 Class FX, 0.5476% 5/15/36 (n)		1,455,341	1,460,620
floater target amortization class Series 3366 Class FD, 0.4476% 5/15/37 (n)		1,654,255	1,653,262
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (p)		1,098,432	990,254
Series 2095 Class PE, 6% 11/15/28		619,739	684,543
Series 2101 Class PD, 6% 11/15/28		56,690	62,327
Series 2121 Class MG, 6% 2/15/29		256,041	281,945
Series 2131 Class BG, 6% 3/15/29		1,688,868	1,864,419
Series 2137 Class PG, 6% 3/15/29		277,365	305,626
Series 2154 Class PT, 6% 5/15/29		424,428	467,209
Series 2162 Class PH, 6% 6/15/29		107,139	117,584
Series 2425 Class JH, 6% 3/15/17		40,767	41,988
Series 2520 Class BE, 6% 11/15/32		572,734	631,918
Series 2585 Class KS, 7.4024% 3/15/23 (n)(o)(q)		40,713	6,047
Series 2693 Class MD, 5.5% 10/15/33		6,509,800	7,287,373
Series 2802 Class OB, 6% 5/15/34		1,167,945	1,311,362
Series 2937 Class KC, 4.5% 2/15/20		1,514,116	1,585,135
Series 2962 Class BE, 4.5% 4/15/20		1,516,669	1,596,730
Series 3002 Class NE, 5% 7/15/35		1,636,757	1,803,192
Series 3110 Class OP, 9/15/35 (p)		775,962	734,775
Series 3119 Class PO, 2/15/36 (p)		1,207,557	1,047,822
Series 3121 Class KO, 3/15/36 (p)		250,122	223,246
Series 3123 Class LO, 3/15/36 (p)		726,084	646,729
Series 3145 Class GO, 4/15/36 (p)		683,632	615,187
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,739,193
Series 3225 Class EO, 10/15/36 (p)		437,334	387,304
Series 3258 Class PM, 5.5% 12/15/36		692,229	779,257
Series 3415 Class PC, 5% 12/15/37		647,977	699,024
Series 3786 Class HI, 4% 3/15/38 (o)		1,935,377	224,310
Series 3806 Class UP, 4.5% 2/15/41		3,745,520	4,053,320
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,698,128
sequential payer:
Series 2135 Class JE, 6% 3/15/29		115,333	126,950
Series 2274 Class ZM, 6.5% 1/15/31		134,310	154,678
Series 2281 Class ZB, 6% 3/15/30		332,529	364,540
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 144,038	$ 159,179
Series 2357 Class ZB, 6.5% 9/15/31		992,608	1,152,413
Series 2502 Class ZC, 6% 9/15/32		296,840	329,068
Series 2519 Class ZD, 5.5% 11/15/32		530,934	579,601
Series 2546 Class MJ, 5.5% 3/15/23		254,056	272,632
Series 2601 Class TB, 5.5% 4/15/23		118,104	131,091
Series 2998 Class LY, 5.5% 7/15/25		313,890	345,400
Series 06-3115 Class SM, 6.4024% 2/15/36 (n)(o)(q)		468,674	81,264
Series 2013-4281 Class AI, 4% 12/15/28 (o)		7,241,957	818,134
Series 2844:
Class SC, 45.5156% 8/15/24 (n)(q)		15,994	27,876
Class SD, 83.8812% 8/15/24 (n)(q)		23,530	56,834
Series 2935 Class ZK, 5.5% 2/15/35		4,664,532	5,303,266
Series 2947 Class XZ, 6% 3/15/35		1,705,251	1,922,437
Series 3055 Class CS, 6.3924% 10/15/35 (n)(o)		663,769	131,598
Series 3244 Class SG, 6.4624% 11/15/36 (n)(o)(q)		1,573,668	301,271
Series 3274 Class SM, 6.2324% 2/15/37 (n)(o)		787,325	143,656
Series 3284 Class CI, 5.9224% 3/15/37 (n)(o)		3,665,485	671,754
Series 3287 Class SD, 6.5524% 3/15/37 (n)(o)(q)		2,368,438	559,372
Series 3297 Class BI, 6.5624% 4/15/37 (n)(o)(q)		3,474,601	704,247
Series 3336 Class LI, 6.3824% 6/15/37 (n)(o)		1,260,743	181,668
Series 3772 Class BI, 4.5% 10/15/18 (o)		987,233	49,352
Series 3949 Class MK, 4.5% 10/15/34		1,162,691	1,260,336
Series 3955 Class YI, 3% 11/15/21 (o)		4,090,266	246,243
Series 4471 Class PA 4% 12/15/40		16,542,139	17,482,450
target amortization class Series 2156 Class TC, 6.25% 5/15/29		350,826	385,183
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0976% 2/15/24 (n)		143,037	145,067
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		278,747	306,998
Series 2056 Class Z, 6% 5/15/28		493,989	544,097
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40		9,175,093	10,327,662
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (n)(o)(q)		666,871	116,266
Series 2010-H03 Class FA, 0.739% 3/20/60 (n)(r)		7,239,958	7,254,778
Series 2010-H17 Class FA, 0.519% 7/20/60 (n)(r)		784,120	780,609
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H18 Class AF, 0.4882% 9/20/60 (n)(r)		$ 939,927	$ 934,403
Series 2010-H19 Class FG, 0.4882% 8/20/60 (n)(r)		1,124,650	1,118,127
Series 2010-H27 Series FA, 0.5682% 12/20/60 (n)(r)		1,881,037	1,877,644
Series 2011-H05 Class FA, 0.6882% 12/20/60 (n)(r)		3,058,776	3,062,612
Series 2011-H07 Class FA, 0.6882% 2/20/61 (n)(r)		5,744,796	5,751,178
Series 2011-H12 Class FA, 0.6782% 2/20/61 (n)(r)		7,672,367	7,682,249
Series 2011-H13 Class FA, 0.6882% 4/20/61 (n)(r)		2,954,143	2,957,818
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (n)(r)		3,408,666	3,413,605
Class FC, 0.6882% 5/20/61 (n)(r)		3,111,103	3,115,253
Series 2011-H17 Class FA, 0.7182% 6/20/61 (n)(r)		4,100,268	4,109,223
Series 2011-H21 Class FA, 0.7882% 10/20/61 (n)(r)		7,977,929	8,016,814
Series 2012-H01 Class FA, 0.8882% 11/20/61 (n)(r)		3,853,340	3,876,537
Series 2012-H03 Class FA, 0.8882% 1/20/62 (n)(r)		2,412,451	2,427,037
Series 2012-H06 Class FA, 0.8182% 1/20/62 (n)(r)		3,713,802	3,736,656
Series 2012-H07 Class FA, 0.8182% 3/20/62 (n)(r)		2,233,512	2,250,873
Series 2012-H23 Class WA, 0.7082% 10/20/62 (n)(r)		1,972,568	1,977,101
Series 2012-H26, Class CA, 0.7182% 7/20/60 (n)(r)		8,393,046	8,409,572
Series 2013-H07 Class BA, 0.5482% 3/20/63 (n)(r)		3,088,896	3,064,778
Series 2014-H03 Class FA, 0.7882% 1/20/64 (n)(r)		3,557,562	3,576,929
Series 2014-H05 Class FB, 0.7882% 12/20/63 (n)(r)		8,840,658	8,888,132
Series 2014-H11 Class BA, 0.6882% 6/20/64 (n)(r)		14,231,600	14,289,964
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2014-H20 Class BF, 0.6882% 9/20/64 (n)(r)		$ 45,507,119	$ 45,432,123
Series 2015-H13 Class FL, 0.4682% 5/20/63 (n)(r)		25,469,565	25,418,600
Series 2015-H19 Class FA, 0.393% 4/20/63 (n)(r)		23,700,000	23,655,563
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		576,554	658,056
Series 1997-8 Class PE, 7.5% 5/16/27		242,407	286,190
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,489,777	244,883
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,348,217	2,601,424
Series 2004-32 Class GS, 6.3024% 5/16/34 (n)(o)(q)		354,374	76,792
Series 2004-73 Class AL, 7.0024% 8/17/34 (n)(o)(q)		426,172	82,363
Series 2007-35 Class SC, 39.0144% 6/16/37 (n)(q)		28,844	55,931
Series 2010-H10 Class FA, 0.519% 5/20/60 (n)(r)		2,445,477	2,434,013
Series 2012-76 Class GS, 6.5024% 6/16/42 (n)(o)(q)		1,443,066	301,234
Series 2012-97 Class JS, 6.0524% 8/16/42 (n)(o)(q)		4,573,075	784,352
Series 2013-124:
Class ES, 8.3963% 4/20/39 (n)(q)		4,142,567	4,818,231
Class ST, 8.5297% 8/20/39 (n)(q)		7,781,810	9,136,388
Series 2013-160 Class MS, 5.9973% 9/20/32 (n)(o)(q)		6,145,514	1,119,942
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		33,560,356	34,389,062
Series 2015-H17 Class HA, 2.5% 5/20/65 (r)		28,442,055	29,147,390
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (j)(r)		30,750,363	31,495,100
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (j)(r)		6,637,302	6,804,272
TOTAL U.S. GOVERNMENT AGENCY			429,373,477
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $561,302,341)			594,721,855
Commercial Mortgage Securities - 6.7%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	201,179
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	129,872
Series 1997-D5 Class PS1, 1.4464% 2/14/43 (n)(o)		456,274	5,710
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (h)(n)		$ 1,500,000	$ 1,470,703
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (n)		254,963	254,820
Series 2006-2 Class A4, 5.7271% 5/10/45 (n)		17,625,794	17,815,553
Series 2006-3 Class A4, 5.889% 7/10/44		51,155,192	52,078,185
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,034,448
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,823,035
Series 2006-4 Class A1A, 5.617% 7/10/46 (n)		26,299,622	27,050,502
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	185,051
Series 2005-1 Class CJ, 5.3371% 11/10/42 (n)		175,766	175,573
Series 2005-5 Class D, 5.3247% 10/10/45 (n)		1,180,000	1,183,728
Series 2005-6 Class AJ, 5.1559% 9/10/47 (n)		300,000	301,608
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	122,411
Series 2007-2 Class A4, 5.6126% 4/10/49 (n)		8,292,000	8,634,567
Series 2007-3 Class A4, 5.5746% 6/10/49 (n)		20,967,320	21,956,977
Series 2008-1 Class D, 6.2584% 2/10/51 (h)(n)		125,000	95,414
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,743,694	7,053,028
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (h)(n)		33,328	30,064
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (h)(n)		788,356	700,667
Class B1, 1.5994% 1/25/36 (h)(n)		32,921	20,941
Class M1, 0.6494% 1/25/36 (h)(n)		254,309	206,031
Class M2, 0.6694% 1/25/36 (h)(n)		76,293	59,816
Class M3, 0.6994% 1/25/36 (h)(n)		111,419	83,999
Class M4, 0.8094% 1/25/36 (h)(n)		61,621	45,484
Class M5, 0.8494% 1/25/36 (h)(n)		61,621	45,238
Class M6, 0.8994% 1/25/36 (h)(n)		65,448	46,847
Series 2006-3A Class M4, 0.6294% 10/25/36 (h)(n)		32,221	3,308
Series 2007-1 Class A2, 0.4694% 3/25/37 (h)(n)		527,262	441,664
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (h)(n)		541,279	461,786
Class A2, 0.5194% 7/25/37 (h)(n)		505,752	416,077
Class M1, 0.5694% 7/25/37 (h)(n)		177,592	135,918
Class M2, 0.6094% 7/25/37 (h)(n)		97,043	68,317
Class M3, 0.6894% 7/25/37 (h)(n)		74,751	43,833
Series 2007-3:
Class A2, 0.4894% 7/25/37 (h)(n)		483,895	394,167
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M1, 0.5094% 7/25/37 (h)(n)		$ 105,098	$ 81,257
Class M2, 0.5394% 7/25/37 (h)(n)		112,645	80,894
Class M3, 0.5694% 7/25/37 (h)(n)		177,501	78,035
Class M4, 0.6994% 7/25/37 (h)(n)		278,704	81,819
Class M5, 0.7994% 7/25/37 (h)(n)		133,533	26,213
Series 2007-4A Class M1, 1.1494% 9/25/37 (h)(n)		190,162	36,301
Series 2006-3A, Class IO, 0% 10/25/36 (h)(n)(o)		5,108,763	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(n)(o)		4,852,783	15,441
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.43% 3/11/39 (n)		450,000	454,935
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	624,806
Series 2006-T22 Class AJ, 5.5924% 4/12/38 (n)		400,000	408,402
Series 2007-PW16 Class A4, 5.7053% 6/11/40 (n)		1,112,000	1,175,544
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		107,279	106,292
Series 2006-T22:
Class A4, 5.5924% 4/12/38 (n)		166,540	167,970
Class B, 5.5924% 4/12/38 (h)(n)		200,000	207,422
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (h)(n)(o)		87,557,706	91,760
Series 2007-T28 Class X2, 0.1359% 9/11/42 (h)(n)(o)		54,532,420	5,999
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		724,139	773,609
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2316% 8/15/29 (h)(n)		832,000	804,016
Series 2014-CLMZ Class M, 5.9255% 8/15/29 (h)(n)		1,665,702	1,654,329
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9476% 8/15/26 (h)(n)		700,000	699,389
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (h)(n)		1,000,000	964,051
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (h)(n)		304,743	289,950
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.198% 11/15/19 (h)(n)		1,574,000	1,582,622
Class F, 2.7817% 11/15/19 (h)(n)		119,000	116,162
Series 2014-CMZA Class MZA, 6.1745% 11/15/19 (h)(n)		1,537,000	1,534,947
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.9199% 11/15/29 (h)(n)		$ 1,158,000	$ 1,155,600
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5873% 12/15/27 (h)(n)		19,500,000	19,469,619
Class DPA, 3.1976% 12/15/27 (h)(n)		6,164,000	6,151,968
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5743% 12/15/47 (h)(n)		750,000	849,273
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6745% 6/15/31 (h)(n)		511,000	492,718
Class YTC3, 2.6745% 6/15/31 (h)(n)		184,000	174,962
Series 2014-FL1, 2.6745% 6/15/31 (h)(n)		511,000	498,730
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (h)(n)		902,000	857,869
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	839,749
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	438,161
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1051% 9/10/46 (h)(n)		1,010,000	982,380
Series 2015-SHP2 Class E, 4.535% 7/15/27 (h)(n)		1,239,000	1,236,100
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		8,179,818	8,409,163
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	173,873
Class A4, 5.322% 12/11/49		31,258,000	32,322,272
Series 2005-CD1 Class AJ, 5.2018% 7/15/44 (n)		500,000	499,462
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(n)	CAD	138,000	104,063
Class G, 5.01% 5/15/44 (h)(n)	CAD	30,000	22,212
Class H, 5.01% 5/15/44 (h)(n)	CAD	20,000	14,457
Class J, 5.01% 5/15/44 (h)(n)	CAD	20,000	13,890
Class K, 5.01% 5/15/44 (h)(n)	CAD	10,000	6,808
Class L, 5.01% 5/15/44 (h)(n)	CAD	36,000	23,563
Class M, 5.01% 5/15/44 (h)(n)	CAD	165,000	101,880
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)		2,125,000	2,064,238
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.336% 8/13/27 (h)(n)		735,000	727,228
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		1,410,000	1,123,606
Series 2012-CR5 Class D, 4.3356% 12/10/45 (h)(n)		740,000	743,849
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM Mortgage Trust: - continued
Series 2013-CR10:
Class C, 4.7925% 8/10/46 (h)(n)		$ 270,000	$ 278,724
Class D, 4.7925% 8/10/46 (h)(n)		790,000	743,386
Series 2013-CR12 Class D, 5.0847% 10/10/46 (h)(n)		1,680,000	1,655,826
Series 2013-CR9:
Class C, 4.2581% 7/10/45 (h)(n)		525,000	526,183
Class D, 4.2581% 7/10/45 (h)(n)		756,000	709,490
Series 2013-LC6 Class D, 4.2865% 1/10/46 (h)(n)		1,109,000	1,044,351
Series 2014-CR15 Class D, 4.7657% 2/10/47 (h)(n)		258,000	249,179
Series 2014-CR17 Class D, 4.7994% 5/10/47 (h)(n)		567,000	535,956
Series 2014-UBS2 Class D, 5.0154% 3/10/47 (h)(n)		844,000	797,880
Series 2015-3BP Class F, 3.2384% 2/10/35 (h)(n)		1,000,000	876,537
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (h)(n)		483,000	443,848
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (h)(n)		126,140	126,169
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (n)		2,335,546	2,396,691
Series 2005-LP5 Class F, 4.9795% 5/10/43 (h)(n)		1,290,000	1,302,585
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		1,275,189	1,227,269
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		623,315	660,148
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3592% 5/15/45 (n)		850,000	921,955
Class D, 5.3592% 5/15/45 (h)(n)		1,510,000	1,546,614
Series 2012-CR2:
Class E, 4.8572% 8/15/45 (h)(n)		1,727,000	1,696,629
Class F, 4.25% 8/15/45 (h)		1,418,000	1,286,981
Series 2012-LC4:
Class C, 5.6452% 12/10/44 (n)		260,000	287,285
Class D, 5.6452% 12/10/44 (h)(n)		1,143,000	1,203,828
Series 2014-CR2 Class G, 4.25% 8/15/45 (h)		403,000	317,407
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (h)(n)		544,000	497,418
Series 2015-WEST Class F, 4.2268% 2/10/37 (h)(n)		731,000	645,605
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		27,691	27,691
Series 2007-C3 Class A4, 5.6993% 6/15/39 (n)		16,762,633	17,570,408
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)		$ 1,722,000	$ 1,818,079
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,212,440	1,289,831
Class H, 6% 5/17/40 (h)		90,315	75,213
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		499,779	512,111
Class G, 6.75% 11/15/30 (h)		180,000	190,863
Series 2001-CKN5 Class AX, 0% 9/15/34 (h)(n)(o)		2,730	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(n)		140,650	141,253
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (h)(n)		3,043,000	3,022,405
Class C, 2.4476% 3/15/17 (h)(n)		2,964,000	2,944,035
Class D, 3.3976% 3/15/17 (h)(n)		4,485,000	4,447,873
Class E, 4.336% 3/15/17 (h)(n)		20,318,000	20,139,263
CSMC Trust floater Series 2015-DEAL:
Class E, 4.198% 4/15/29 (h)(n)		724,000	716,966
Class F, 4.948% 4/15/29 (h)(n)		1,453,000	1,439,041
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (h)(n)		967,000	905,463
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5569% 11/10/46 (h)(n)		500,000	547,023
Class E, 5.5569% 11/10/46 (h)(n)		1,332,000	1,437,385
Class F, 5.5569% 11/10/46 (h)(n)		1,560,000	1,554,691
Class G, 4.652% 11/10/46 (h)		1,654,000	1,433,581
Class XB, 0.2464% 11/10/46 (h)(n)(o)		20,920,000	308,967
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	1,002,424
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(n)		23,852	23,797
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (n)		416,659	415,720
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (n)(o)		1,640,000	201,549
Series K012 Class X3, 2.287% 1/25/41 (n)(o)		1,799,999	199,348
Series K013 Class X3, 2.8069% 1/25/43 (n)(o)		820,000	110,965
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,087,149
Series K034 Class A2, 3.531% 7/25/23		20,251,185	21,448,172
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,118,602
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac: - continued
Series K032 Class A2, 3.31% 5/25/23		$ 4,715,000	$ 4,936,150
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,205,755
Series K047 Class A2, 3.329% 5/25/25		17,400,000	18,047,141
Series KAIV Class X2, 3.6147% 6/25/46 (n)(o)		420,000	74,622
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	4,934,721
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1937% 9/25/45 (h)(n)		1,290,000	1,416,967
Series 2011-K10 Class B, 4.6215% 11/25/49 (h)(n)		240,000	257,267
Series 2011-K11 Class B, 4.4209% 12/25/48 (h)(n)		750,000	797,774
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (h)(n)		18,910,000	18,965,749
Class CFX, 3.4949% 12/15/19 (h)(n)		14,152,000	13,945,292
Class DFX, 3.3822% 12/15/19 (h)(n)		11,994,000	11,679,349
Class EFX, 3.3822% 12/15/19 (h)(n)		1,500,000	1,402,278
Class FFX, 3.3822% 12/15/19 (h)(n)		383,000	351,176
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (n)		60,372	60,356
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	43,752,544
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		405,110	362,225
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		215,232	227,426
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,193
Series 1999-C3 Class K, 6.974% 8/15/36 (h)		2,645	2,620
GP Portfolio Trust Series 2014-GPP:
Class D, 2.938% 2/15/27 (h)(n)		291,000	289,847
Class E, 4.0373% 2/15/27 (h)(n)		378,000	376,173
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,541,635	16,217,401
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (n)		45,337,123	46,013,144
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (n)		6,458,463	6,466,058
Series 2010-C1:
Class D, 6.0843% 8/10/43 (h)(n)		1,255,000	1,358,143
Class E, 4% 8/10/43 (h)		1,240,000	1,142,381
Class F, 4% 8/10/43 (h)		894,000	756,302
Class X, 1.4847% 8/10/43 (h)(n)(o)		5,136,803	298,474
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (h)(n)		$ 614,960	$ 613,139
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		17,702,100	18,239,553
Series 2010-C2:
Class D, 5.2456% 12/10/43 (h)(n)		720,000	761,053
Class XA, 0.6486% 12/10/43 (h)(n)(o)		3,860,847	27,926
Series 2011-GC5:
Class C, 5.3081% 8/10/44 (h)(n)		1,050,000	1,137,595
Class D, 5.3081% 8/10/44 (h)(n)		480,000	494,415
Class E, 5.3081% 8/10/44 (h)(n)		210,000	205,187
Class F, 4.5% 8/10/44 (h)		1,020,000	842,850
Series 2012-GC6:
Class D, 5.6315% 1/10/45 (h)(n)		861,000	885,730
Class E, 5% 1/10/45 (h)(n)		412,000	380,231
Series 2012-GC6I Class F, 5% 1/10/45 (n)		390,000	322,150
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (n)		630,000	690,673
Class D, 5.7229% 5/10/45 (h)(n)		1,054,000	1,080,186
Class E, 5% 5/10/45 (h)		1,311,000	1,199,529
Class F, 5% 5/10/45 (h)		2,079,000	1,682,309
Series 2012-GCJ9:
Class D, 4.8533% 11/10/45 (h)(n)		1,170,000	1,133,200
Class E, 4.8533% 11/10/45 (h)(n)		1,290,000	1,142,338
Series 2013-GC10 Class D, 4.4138% 2/10/46 (h)(n)		740,000	695,187
Series 2013-GC12 Class D, 4.4768% 6/10/46 (h)(n)		219,000	205,177
Series 2013-GC13 Class D, 4.0697% 7/10/46 (h)(n)		1,543,000	1,393,132
Series 2013-GC16:
Class C, 5.3156% 11/10/46 (n)		662,844	711,006
Class D, 5.3156% 11/10/46 (h)(n)		967,000	939,589
Class F, 3.5% 11/10/46 (h)		999,000	758,793
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.438% 7/15/29 (h)(n)		617,000	619,841
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,444,632
Class DFX, 4.4065% 11/5/30 (h)		23,706,000	23,758,945
Class EFX, 4.4533% 11/5/30 (h)(n)		2,000,000	2,005,760
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.6756% 11/15/29 (h)(n)		406,000	392,842
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5612% 9/15/47 (h)(n)		525,000	457,731
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMBB Commercial Mortgage Securities Trust: - continued
Series 2015-C31 Class ASB, 3.5373% 8/15/48		$ 30,200,000	$ 31,145,275
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(n)		500,000	501,940
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	473,471
Series 2003-C1:
Class D, 5.192% 1/12/37		12,581	12,563
Class F, 5.6404% 1/12/37 (h)(n)		250,000	246,250
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(n)		380,000	447,928
Class D, 7.4453% 12/5/27 (h)(n)		1,885,000	2,217,094
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(n)		695,000	793,396
Series 2012-CBX:
Class C, 5.2386% 6/15/45 (n)		250,000	263,891
Class D, 5.2386% 6/16/45 (h)(n)		690,000	706,106
Class E, 5.2386% 6/15/45 (h)(n)		620,000	607,380
Class F, 4% 6/15/45 (h)		820,000	732,380
Class G 4% 6/15/45 (h)		1,079,000	770,533
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (h)(n)		137,659	134,947
Class F, 0.5276% 11/15/18 (h)(n)		380,931	366,233
Class G, 0.5576% 11/15/18 (h)(n)		330,997	316,800
Class H, 0.6976% 11/15/18 (h)(n)		254,476	243,031
Class J, 0.8476% 11/15/18 (h)(n)		257,928	245,844
Series 2014-BXH:
Class A, 1.0976% 4/15/27 (h)(n)		3,000,000	2,993,256
Class C, 1.8476% 4/15/27 (h)(n)		4,460,000	4,451,731
Class D, 2.4476% 4/15/27 (h)(n)		9,517,000	9,485,956
Series 2014-FBLU Class E, 3.6873% 12/15/28 (h)(n)		1,058,000	1,052,710
Series 2014-INN:
Class E, 3.798% 6/15/29 (h)(n)		683,000	680,107
Class F, 4.198% 6/15/29 (h)(n)		1,006,000	989,645
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		15,065,112	15,490,098
Class A4, 5.552% 5/12/45		5,665,501	5,761,508
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43		$ 7,203,918	$ 7,424,314
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,645,570	5,811,132
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,000,176	9,320,420
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,362,745	2,458,961
Series 2007-CB19 Class A4, 5.695% 2/12/49 (n)		12,396,984	13,058,979
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (n)		29,428,107	30,984,324
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,975,987	25,007,266
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		170,000	169,307
Series 2004-LN2 Class D, 5.3433% 7/15/41 (n)		420,000	357,085
Series 2005-LDP2 Class C, 4.911% 7/15/42 (n)		660,000	661,664
Series 2005-LDP5 Class AJ, 5.3599% 12/15/44 (n)		360,000	363,020
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (n)		11,598,929	11,794,266
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (n)		110,240	345
Series 2011-C3 Class J, 4.409% 2/15/46 (h)(n)		106,000	89,241
Series 2011-C4:
Class E, 5.4158% 7/15/46 (h)(n)		1,130,000	1,168,293
Class F, 3.873% 7/15/46 (h)		105,000	96,463
Class H, 3.873% 7/15/46 (h)		672,000	549,678
Class NR, 3.873% 7/15/46 (h)		385,000	254,142
Class TAC2, 7.99% 7/15/46 (h)		671,000	709,877
Series 2011-C5:
Class B. 5.3229% 8/15/46 (h)(n)		1,140,000	1,260,607
Class C, 5.3229% 8/15/46 (h)(n)		1,102,648	1,189,079
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (n)		1,115,000	1,082,208
Class D, 4.2392% 4/15/46 (n)		1,430,000	1,313,642
Class F, 3.25% 4/15/46 (h)(n)		1,682,000	1,208,863
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (h)(n)		816,000	795,902
Class E, 3.8046% 6/10/27 (h)(n)		1,156,000	1,084,292
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (n)		21,263,403	22,500,996
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C7 Class AJ, 5.323% 11/15/40 (n)		1,254,286	1,256,377
Series 2006-C6:
Class A4, 5.372% 9/15/39		855,696	879,626
Class AM, 5.413% 9/15/39		1,500,000	1,554,450
Series 2006-C7:
Class A2, 5.3% 11/15/38		595,713	599,313
Class AM, 5.378% 11/15/38		160,000	165,488
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40		$ 16,273,684	$ 16,935,469
Series 2007-C2 Class A3, 5.43% 2/15/40		3,230,362	3,377,085
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(n)		186,455	186,521
Series 2005-C1 Class E, 4.924% 2/15/40		317,127	317,153
Series 2005-C7 Class C, 5.35% 11/15/40 (n)		1,016,000	1,021,050
Series 2006-C1 Class AM, 5.217% 2/15/31 (n)		6,847,000	6,904,871
Series 2006-C4:
Class AJ, 5.8521% 6/15/38 (n)		1,060,000	1,083,970
Class AM, 5.8521% 6/15/38 (n)		500,000	514,576
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)		1,870,177	1,949,738
Series 2007-C7 Class A3, 5.866% 9/15/45		12,747,748	13,733,506
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4769% 6/25/43 (h)(n)		67,004	66,951
Series 2014-2:
Class D, 5.0498% 1/20/41 (h)(n)		256,000	241,516
Class E, 5.0498% 1/20/41 (h)(n)		400,000	336,046
Mach One Trust LLC Series 2004-1A Class H, 6.0869% 5/28/40 (h)(n)		115,481	115,562
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3906% 10/12/39 (h)(n)	CAD	320,000	244,593
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (n)		183,308	183,218
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3621% 1/12/44 (n)		220,000	221,689
Series 2005-LC1 Class F, 5.4161% 1/12/44 (h)(n)		1,655,000	1,633,424
Series 2006-C1:
Class AJ, 5.6761% 5/12/39 (n)		530,000	533,216
Class AM, 5.6761% 5/12/39 (n)		100,000	102,190
Series 2007-C1 Class A4, 5.8347% 6/12/50 (n)		9,429,517	9,840,823
Series 2008-C1 Class A4, 5.69% 2/12/51		2,936,477	3,128,152
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (n)		778,304	803,053
Class ASB, 5.133% 12/12/49 (n)		111,340	111,588
Series 2007-5 Class A4, 5.378% 8/12/48		17,767,087	18,475,265
Series 2007-6 Class A4, 5.485% 3/12/51 (n)		14,650,000	15,351,457
Series 2007-7 Class A4, 5.7429% 6/12/50 (n)		6,223,318	6,587,805
Series 2006-1 Class AM, 5.5154% 2/12/39 (n)		5,120,000	5,182,131
Series 2007-6 Class B, 5.635% 3/12/51 (n)		1,902,000	594,617
Series 2007-8 Class A3, 5.8811% 8/12/49 (n)		1,640,000	1,745,567
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (h)		$ 750,000	$ 675,225
Series 2012-C6 Class D, 4.8133% 11/15/45 (h)(n)		1,357,000	1,382,240
Series 2013-C12 Class D, 4.767% 10/15/46 (h)(n)		1,000,000	971,250
Series 2013-C13:
Class D, 4.8945% 11/15/46 (h)(n)		1,019,000	992,175
Class E, 4.8945% 11/15/46 (h)(n)		887,000	797,878
Series 2013-C7:
Class D, 4.2973% 2/15/46 (h)(n)		810,000	777,148
Class E, 4.2973% 2/15/46 (h)(n)		340,000	305,162
Series 2013-C8 Class D, 4.17% 12/15/48 (h)(n)		400,000	372,432
Series 2013-C9:
Class C, 4.2082% 5/15/46 (n)		620,000	609,774
Class D, 4.1578% 5/15/46 (h)(n)		1,740,000	1,621,161
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.398% 7/15/19 (h)(n)		357,716	357,966
Class J, 0.6155% 7/15/19 (h)(n)		335,939	335,105
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (h)(n)		633,568	631,626
Class E, 0.4355% 10/15/20 (h)(n)		834,661	829,265
Class F, 0.4855% 10/15/20 (h)(n)		500,899	497,723
Class G, 0.5255% 10/15/20 (h)(n)		619,188	614,482
Class H, 0.6155% 10/15/20 (h)(n)		389,758	379,000
Class J, 0.7655% 10/15/20 (h)(n)		225,021	207,559
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,794
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,222
Series 2012-C4 Class E, 5.5247% 3/15/45 (h)(n)		1,210,000	1,248,725
Series 1997-RR Class F, 7.4369% 4/30/39 (h)(n)		63,561	63,796
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		207,862	208,710
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	209,561
Class O, 5.91% 11/15/31 (h)		166,077	137,242
Series 2004-IQ7 Class E, 5.1708% 6/15/38 (h)(n)		74,602	76,329
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (n)		334,934	335,997
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	750,874
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	93,458,423
Series 2011-C1:
Class C, 5.3313% 9/15/47 (h)(n)		970,000	1,062,944
Class D, 5.3313% 9/15/47 (h)(n)		1,760,000	1,896,872
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C1:
Class E, 5.3313% 9/15/47 (h)(n)		$ 573,100	$ 588,828
Series 2011-C2:
Class D, 5.3029% 6/15/44 (h)(n)		580,000	619,591
Class E, 5.3029% 6/15/44 (h)(n)		600,000	629,740
Class F, 5.3029% 6/15/44 (h)(n)		550,000	536,782
Class XB, 0.4584% 6/15/44 (h)(n)(o)		9,001,008	234,854
Series 2011-C3:
Class C, 5.1784% 7/15/49 (h)(n)		1,000,000	1,078,789
Class D, 5.1784% 7/15/49 (h)(n)		1,130,000	1,200,615
Class E, 5.1784% 7/15/49 (h)(n)		400,000	420,752
Class G, 5.1784% 7/15/49 (h)(n)		924,000	822,421
Series 2012-C4:
Class D, 5.7088% 3/15/45 (h)(n)		330,000	352,966
Class F, 3.07% 3/15/45 (h)		623,000	522,362
Series 2015-MS1:
Class C, 4.1633% 5/15/48 (n)		734,000	665,939
Class D, 4.163% 5/15/48 (h)		437,000	355,947
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5079% 7/15/33 (h)(n)		150,000	167,549
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (h)		1,571,000	1,534,715
Class F, 5% 2/5/30 (h)		499,000	481,653
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	282,582
Class D, 6.45% 1/22/26 (h)		740,731	798,495
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		1,005,147	1,275,229
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	82,528
Class G, 4.456% 9/12/38	CAD	54,000	41,175
Class H, 4.456% 9/12/38	CAD	36,000	26,730
Class J, 4.456% 9/12/38	CAD	36,000	25,958
Class K, 4.456% 9/12/38	CAD	18,000	12,583
Class L, 4.456% 9/12/38	CAD	26,000	17,137
Class M, 4.456% 9/12/38	CAD	104,391	63,371
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	97,360
Class G, 4.57% 4/12/23	CAD	42,000	32,206
Class H, 4.57% 4/12/23	CAD	42,000	31,962
Class J, 4.57% 4/12/23	CAD	42,000	31,720
Class K, 4.57% 4/12/23	CAD	21,000	15,740
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class L, 4.57% 4/12/23	CAD	63,000	$ 46,865
Class M, 4.57% 4/12/23	CAD	155,242	100,926
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		247,956	78,414
SCG Trust Series 2013-SRP1 Class D, 3.531% 11/15/26 (h)(n)		1,330,000	1,329,557
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4476% 11/15/27 (h)(n)		794,000	789,385
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4769% 8/15/39 (n)		118,718	119,103
Series 2007-C4 Class F, 5.4769% 8/15/39 (n)		820,000	781,449
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	276,460
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5422% 5/10/45 (h)(n)		1,197,000	1,253,996
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(n)		310,000	300,234
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(n)		970,000	912,401
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (h)(n)		1,299,000	1,246,776
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	206,013
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (h)(n)		395,545	375,604
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,076,675	8,413,812
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,445,282
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,619,674
Series 2007-C32 Class A3, 5.7146% 6/15/49 (n)		40,608,000	42,723,380
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (n)		31,834,336	33,267,677
Class A5, 5.9507% 2/15/51 (n)		19,259,000	20,679,736
Series 2004-C11:
Class D, 5.1404% 1/15/41 (n)		360,000	365,255
Class E, 5.1904% 1/15/41 (n)		327,000	331,357
Series 2005-C22 Class B, 5.3736% 12/15/44 (n)		4,218,000	4,196,594
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	7,923,673
Series 2006-C27 Class A1A, 5.749% 7/15/45 (n)		21,703,452	22,312,712
Series 2007-C31 Class C, 5.6711% 4/15/47 (n)		522,000	506,986
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5751% 11/15/43 (h)(n)(o)		$ 20,614,217	$ 558,006
Series 2012-LC5:
Class C, 4.693% 10/15/45 (n)		569,000	587,615
Class D, 4.7772% 10/15/45 (h)(n)		1,621,000	1,605,471
Series 2013-LC12 Class C, 4.3013% 7/15/46 (n)		600,000	597,456
Series 2015-SG1 Class ASB, 3.381% 12/15/47		9,000,000	9,280,949
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		325,000	270,050
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	386,167
Class D, 5.549% 3/15/44 (h)(n)		800,000	854,287
Class E, 5% 3/15/44 (h)		890,000	856,920
Class F, 5% 3/15/44 (h)		693,000	570,839
Series 2011-C4:
Class D, 5.2658% 6/15/44 (h)(n)		408,000	436,609
Class E, 5.2658% 6/15/44 (h)(n)		439,432	458,950
Series 2011-C5:
Class C, 5.6346% 11/15/44 (h)(n)		260,000	285,216
Class D, 5.6346% 11/15/44 (h)(n)		600,000	656,164
Class E, 5.6346% 11/15/44 (h)(n)		1,410,000	1,503,088
Class F, 5.25% 11/15/44 (h)(n)		933,000	903,371
Class G, 5.25% 11/15/44 (h)(n)		329,000	290,030
Class XA, 1.9616% 11/15/44 (h)(n)(o)		4,923,294	389,255
Series 2012-C10:
Class D, 4.4569% 12/15/45 (h)(n)		422,000	404,640
Class E, 4.4569% 12/15/45 (h)(n)		1,190,000	1,040,947
Class F, 4.4569% 12/15/45 (h)(n)		1,726,000	1,359,158
Series 2012-C6 Class D, 5.5612% 4/15/45 (h)(n)		540,000	558,332
Series 2012-C7:
Class C, 4.8388% 6/15/45 (n)		1,270,000	1,330,428
Class E, 4.8388% 6/15/45 (h)(n)		2,501,000	2,482,220
Class F, 4.5% 6/15/45 (h)		357,000	328,195
Class G, 4.5% 6/15/45 (h)		1,076,000	822,541
Series 2012-C8 Class D, 4.8753% 8/15/45 (h)(n)		650,000	680,150
Series 2013-C11:
Class D, 4.1805% 3/15/45 (h)(n)		870,000	829,203
Class E, 4.1805% 3/15/45 (h)(n)		1,750,000	1,489,002
Series 2013-C13 Class D, 4.1386% 5/15/45 (h)(n)		600,000	563,078
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9179% 11/15/29 (h)(n)		$ 1,054,900	$ 1,043,394
Class G, 3.2176% 11/15/29 (h)(n)		164,703	152,834
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,348,981,101)			1,364,361,739
Municipal Securities - 1.5%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,677,458
7.3% 10/1/39		18,415,000	25,490,780
7.5% 4/1/34		9,105,000	12,691,368
7.6% 11/1/40		12,540,000	18,395,177
7.625% 3/1/40		5,410,000	7,793,862
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,337,748
Series 2010 C1, 7.781% 1/1/35		13,950,000	14,170,829
Series 2012 B, 5.432% 1/1/42		3,285,000	2,647,119
6.314% 1/1/44		19,560,000	17,022,677
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	9,013,806
4.95% 6/1/23		16,725,000	17,003,639
5.1% 6/1/33		63,045,000	58,497,564
Series 2010 5, 6.2% 7/1/21		6,680,000	7,318,742
Series 2010-1, 6.63% 2/1/35		11,945,000	12,294,272
Series 2010-3:
5.547% 4/1/19		330,000	354,661
6.725% 4/1/35		17,810,000	18,434,953
7.35% 7/1/35		8,165,000	8,753,125
Series 2011:
4.961% 3/1/16		1,035,000	1,052,347
5.365% 3/1/17		395,000	408,549
5.665% 3/1/18		13,360,000	14,287,718
5.877% 3/1/19		44,605,000	48,723,826
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2013:
2.69% 12/1/17		$ 3,365,000	$ 3,352,583
3.14% 12/1/18		3,490,000	3,487,662
TOTAL MUNICIPAL SECURITIES (Cost $310,397,367)			307,210,465
Foreign Government and Government Agency Obligations - 1.1%

Arab Republic 5.875% 6/11/25 (h)		380,000	367,232
Argentine Republic:
7% 10/3/15		300,000	299,800
7% 4/17/17		21,130,000	20,081,130
8.28% 12/31/33		525,764	538,908
8.75% 6/2/17		1,645,000	1,657,319
Azerbaijan Republic 4.75% 3/18/24 (h)		760,000	725,800
Belarus Republic 8.95% 1/26/18		4,880,000	4,762,490
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,279,638
5.625% 1/7/41		14,565,000	12,962,850
7.125% 1/20/37		3,270,000	3,458,025
8.25% 1/20/34		3,535,000	4,144,788
Buenos Aires Province:
9.375% 9/14/18 (h)		1,210,000	1,188,825
9.95% 6/9/21		960,000	936,000
10.875% 1/26/21 (Reg. S)		3,645,000	3,590,325
City of Buenos Aires:
8.95% 2/19/21 (h)		1,860,000	1,920,450
9.95% 3/1/17 (h)		793,000	820,854
Colombian Republic:
5% 6/15/45		400,000	355,500
5.625% 2/26/44		550,000	534,188
6.125% 1/18/41		635,000	658,813
7.375% 9/18/37		745,000	877,238
10.375% 1/28/33		2,100,000	3,050,250
Congo Republic 4% 6/30/29 (f)		4,360,501	3,750,031
Costa Rican Republic:
4.25% 1/26/23 (h)		1,250,000	1,146,875
5.625% 4/30/43 (h)		490,000	396,900
7% 4/4/44 (h)		1,450,000	1,355,750
Croatia Republic:
5.5% 4/4/23 (h)		410,000	422,813
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic: - continued
6% 1/26/24 (h)		$ 600,000	$ 640,128
6.375% 3/24/21 (h)		760,000	820,002
6.625% 7/14/20 (h)		545,000	594,159
6.75% 11/5/19 (h)		350,000	382,604
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (h)		325,000	329,875
6.25% 10/4/20 (h)		1,355,000	1,371,938
6.25% 7/27/21 (h)		360,000	360,900
Dominican Republic:
1.25% 8/30/24 (n)		2,950,000	2,854,125
5.5% 1/27/25 (h)		710,000	702,900
5.875% 4/18/24		585,000	593,775
6.85% 1/27/45 (h)		1,395,000	1,384,538
7.45% 4/30/44 (h)		2,240,000	2,374,400
7.5% 5/6/21 (h)		1,880,000	2,075,050
El Salvador Republic 7.625% 2/1/41 (h)		250,000	236,250
Georgia Republic 6.875% 4/12/21 (h)		720,000	752,400
Hungarian Republic:
5.375% 3/25/24		594,000	649,362
5.75% 11/22/23		910,000	1,014,650
7.625% 3/29/41		1,100,000	1,499,542
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	2,400,000	2,659,496
3.375% 4/15/23 (h)		555,000	513,375
4.875% 5/5/21 (h)		490,000	510,825
5.25% 1/17/42 (h)		715,000	663,163
5.375% 10/17/23		400,000	420,000
5.875% 3/13/20 (h)		385,000	423,019
5.875% 3/13/20 (Reg. S)		2,450,000	2,691,938
6.625% 2/17/37 (h)		950,000	1,021,250
6.75% 1/15/44 (h)		490,000	542,087
7.75% 1/17/38 (h)		2,270,000	2,752,375
8.5% 10/12/35 (Reg. S)		2,060,000	2,657,400
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		2,560,000	2,608,128
7.125% 3/31/16 (Reg. S)		100,000	101,880
7.25% 4/15/19 (h)		2,685,000	2,763,603
8.25% 4/15/24 (h)		1,000,000	1,052,500
Ivory Coast 5.75% 12/31/32		3,150,000	2,835,504
Jamaican Government 7.875% 7/28/45		335,000	331,650
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Kazakhstan Republic:
5.125% 7/21/25 (h)		$ 915,000	$ 893,269
6.5% 7/21/45 (h)		645,000	622,425
Lebanese Republic:
4% 12/31/17		2,486,250	2,461,388
5.45% 11/28/19		575,000	574,713
Moroccan Kingdom 4.25% 12/11/22 (h)		600,000	604,020
Panamanian Republic:
6.7% 1/26/36		460,000	560,050
8.875% 9/30/27		335,000	469,000
9.375% 4/1/29		415,000	606,419
Peruvian Republic 4% 3/7/27 (f)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		665,000	962,588
9.5% 2/2/30		895,000	1,454,375
10.625% 3/16/25		260,000	414,050
Plurinational State of Bolivia:
5.95% 8/22/23 (h)		485,000	501,975
5.95% 8/22/23		55,000	56,925
Provincia de Cordoba 12.375% 8/17/17 (h)		1,990,000	2,014,875
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,100,000	1,068,595
Republic of Armenia:
6% 9/30/20 (h)		1,756,000	1,673,292
7.15% 3/26/25 (h)		720,000	688,464
Republic of Iceland 5.875% 5/11/22 (h)		560,000	635,085
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,055,728
Republic of Nigeria 5.125% 7/12/18 (h)		930,000	906,285
Republic of Serbia:
5.875% 12/3/18 (h)		1,430,000	1,505,504
6.75% 11/1/24 (h)		2,196,478	2,223,933
7.25% 9/28/21 (h)		1,450,000	1,638,245
Romanian Republic:
4.375% 8/22/23 (h)		706,000	735,864
6.125% 1/22/44 (h)		852,000	994,199
Russian Federation:
4.875% 9/16/23 (h)		1,135,000	1,085,491
5% 4/29/20 (h)		625,000	629,638
5.625% 4/4/42 (h)		400,000	362,521
5.875% 9/16/43 (h)		1,700,000	1,583,040
7.5% 3/31/30 (Reg. S)		535,625	627,120
12.75% 6/24/28 (Reg. S)		5,345,000	8,188,273
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
South African Republic:
5.875% 9/16/25		$ 1,235,000	$ 1,333,523
6.25% 3/8/41		500,000	550,190
Turkish Republic:
3.25% 3/23/23		245,000	223,163
4.875% 4/16/43		640,000	562,368
5.125% 3/25/22		315,000	324,986
5.625% 3/30/21		965,000	1,024,955
6.25% 9/26/22		680,000	743,936
6.75% 4/3/18		565,000	616,856
6.75% 5/30/40		975,000	1,082,601
6.875% 3/17/36		1,795,000	2,013,236
7% 3/11/19		685,000	761,446
7.25% 3/5/38		1,150,000	1,347,685
7.375% 2/5/25		1,170,000	1,372,995
7.5% 11/7/19		1,215,000	1,385,756
8% 2/14/34		570,000	712,728
11.875% 1/15/30		630,000	1,032,494
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		790,000	556,316
Ukraine Government:
7.8% 11/28/22 (h)		1,870,000	1,338,172
9.25% 7/24/17 (h)		1,595,000	1,139,628
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,152,546
3.25% 1/22/44	GBP	1,600,000	2,789,279
4.5% 9/7/34	GBP	1,835,000	3,701,097
United Mexican States:
4.6% 1/23/46		695,000	634,188
4.75% 3/8/44		13,812,000	12,879,690
5.55% 1/21/45		650,000	679,250
6.05% 1/11/40		1,366,000	1,529,920
6.75% 9/27/34		650,000	791,375
United Republic of Tanzania 6.3971% 3/9/20 (n)		205,000	202,950
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,130,000	1,473,238
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		7,620,000	6,057,900
9% 5/7/23 (Reg. S)		695,000	254,023
9.25% 9/15/27		1,250,000	523,750
9.25% 5/7/28 (Reg. S)		480,000	175,920
11.75% 10/21/26 (Reg. S)		1,115,000	461,053
11.95% 8/5/31 (Reg. S)		3,855,000	1,595,970
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Venezuelan Republic: - continued
12.75% 8/23/22		$ 2,000,000	$ 932,000
Vietnamese Socialist Republic:
1.2139% 3/12/16 (n)		256,522	252,995
4% 3/12/28 (f)		5,357,917	5,163,692
4.8% 11/19/24 (h)		1,000,000	960,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,712,522)			224,958,802
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,082)	EUR	65,000	74,655
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A	21,200	846,728
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,680,932
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	317,384
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		451,792
TOTAL COMMON STOCKS (Cost $5,726,831)		3,979,452
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 246,094
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	458,100
		704,194
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	391,500
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	680,340
Series D, 7.50%	5,942	145,520
Boston Properties, Inc. 5.25%	17,500	432,950
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	195,702
Series E, 6.625%	25,000	624,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	251,800
Corporate Office Properties Trust Series L, 7.375%	12,221	317,868
CYS Investments, Inc. Series B, 7.50%	21,700	479,787
DDR Corp. Series K, 6.25%	17,823	445,575
Digital Realty Trust, Inc. Series E, 7.00%	10,000	258,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	22,449	577,164
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,801
First Potomac Realty Trust 7.75%	15,000	381,000
Hersha Hospitality Trust Series B, 8.00%	13,844	353,160
Hospitality Properties Trust Series D, 7.125%	10,000	263,000
LaSalle Hotel Properties Series H, 7.50%	10,000	258,400
MFA Financial, Inc. Series B, 7.50%	22,500	552,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	253,800
Series S, 6.45%	21,000	547,050
Public Storage:
Series P, 6.50%	12,000	305,880
Series R, 6.35%	10,500	272,580
Series S, 5.90%	20,000	508,800
Realty Income Corp. Series F, 6.625%	12,000	318,960
Regency Centers Corp. Series 6, 6.625%	5,510	143,536
Retail Properties America, Inc. 7.00%	24,109	614,780
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	464,964
Stag Industrial, Inc. Series A, 9.00%	20,000	551,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	34,260	$ 880,482
Taubman Centers, Inc. Series J, 6.50%	11,338	288,325
		12,001,274
TOTAL PREFERRED STOCKS (Cost $12,416,231)		12,705,468
Bank Loan Obligations - 5.3%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (n)		$ 1,490,472	1,453,583
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (n)		4,635,496	4,380,544
Tranche 2LN, term loan 10% 11/27/21 (n)		1,594,000	1,442,570
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (n)		1,041,398	1,034,025
			8,310,722
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (n)		1,287,594	1,281,968
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (n)		1,284,463	1,277,399
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2506% 1/30/20 (n)		1,497,475	1,497,475
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (n)		1,087,423	1,085,477
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (n)		5,283,450	5,205,836
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (n)		3,932,240	3,956,817
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (n)		2,500,000	2,450,000
Tranche L 2LN, term loan 10.25% 8/13/23 (n)		1,000,000	980,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (n)		15,849,926	14,552,292
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (n)		$ 5,965,779	$ 5,921,035
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (n)		2,834,462	2,818,277
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (n)		915,000	905,850
Tranche B 2LN, term loan 8% 5/14/23 (n)		360,000	360,000
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (n)		745,236	741,510
			40,474,569
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (n)		3,524,276	3,387,710
American Casino & Entertainment Properties LLC Tranche B, term loan 5% 7/7/22 (n)		1,500,000	1,503,750
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (n)		5,515,708	5,532,255
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (n)		2,273,489	2,258,324
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (n)		2,856,793	2,852,508
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (n)		7,028,323	6,697,008
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (n)		17,116,415	14,834,284
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (n)		2,451,144	2,448,840
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (n)		1,573,000	1,569,068
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (n)		3,764,000	3,757,714
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (n)		2,305,000	2,305,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (n)		903,000	915,037
Tranche B 1LN, term loan 5% 2/1/20 (n)		4,617,678	4,614,815
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (n)		1,285,062	1,293,903
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (n)		3,037,000	3,037,000
Tranche B 1LN, term loan 3.5% 6/27/20 (n)		5,140,410	5,099,698
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (n)		$ 5,193,455	$ 5,196,726
5.5% 11/21/19 (n)		2,225,348	2,226,750
Graton Economic Development Authority Tranche B, term loan 4.75% 8/5/22 (n)		5,100,000	5,100,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (n)		6,905,978	6,890,854
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (n)		5,574,271	5,557,994
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (n)		3,682,168	3,685,445
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (n)		566,375	563,050
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (n)		3,020,000	2,994,511
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (n)		1,923,138	1,905,349
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (n)		5,332,010	5,278,690
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (n)		347,200	347,054
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (n)		2,572,141	2,568,926
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (n)		2,397,797	2,382,811
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (n)		3,398,622	3,415,615
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (n)		14,058,355	13,886,984
Tranche B, term loan 6% 10/18/20 (n)		511,404	505,364
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (n)		1,621,768	1,611,632
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (n)		3,044,898	3,037,286
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (n)		1,975,000	1,975,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (n)		2,131,182	1,502,483
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (n)		1,512,304	1,502,217
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (n)		501,980	490,268
			134,731,923
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (n)		$ 2,119,133	$ 2,099,277
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (n)		2,920,929	2,818,697
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (n)		2,992,500	2,956,979
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (n)		1,255,000	1,253,431
Tranche B 2LN, term loan 9.25% 7/8/23 (n)		465,000	459,769
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (n)		4,211,365	4,201,511
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (n)		1,493,381	1,479,253
Tranche F, term loan 3% 1/3/21 (n)		6,767,749	6,698,380
Tranche H, term loan 3.25% 8/24/21 (n)		1,000,000	996,940
Tranche I, term loan 3.5% 1/24/23 (n)		6,335,000	6,320,746
Clear Channel Communications, Inc. Tranche D, term loan 6.948% 1/30/19 (n)		14,695,000	12,949,969
CSC Holdings LLC Tranche B, term loan 2.698% 4/17/20 (n)		1,305,622	1,286,861
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (n)		6,471,811	4,081,836
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (n)		3,000,000	2,962,500
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (n)		1,497,475	1,493,731
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (n)		3,681,201	3,636,585
Tranche 2LN, term loan 7.5% 7/25/22 (n)		1,880,000	1,822,660
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (n)		1,620,000	1,572,745
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (n)		1,952,153	1,952,641
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (n)		1,853,591	1,848,957
Numericable LLC:
Tranche B 1LN, term loan 4% 7/20/22 (n)		1,000,000	995,140
Tranche B 1LN, term loan 4.5% 5/8/20 (n)		5,809,355	5,803,139
Tranche B 2LN, term loan 4.5% 5/8/20 (n)		5,025,944	5,020,566
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (n)		2,995,927	2,994,069
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (n)		1,000,000	998,750
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (n)		$ 10,885,086	$ 10,789,841
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (n)		2,577,423	2,557,293
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (n)		1,355,000	1,334,431
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (n)		1,013,348	1,001,046
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (n)		997,500	993,600
WMG Acquisition Corp. term loan 3.75% 7/1/20 (n)		1,480,466	1,449,628
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (n)		1,391,000	1,371,150
Tranche B 2LN, term loan 3.5% 1/15/22 (n)		897,000	884,200
Tranche B 3LN, term loan 3.5% 1/15/22 (n)		1,475,000	1,453,952
			95,622,299
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (n)		4,000,000	4,000,000
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (n)		3,292,869	3,278,875
6% 5/22/18 (n)		15,590,789	15,546,979
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (n)		6,132,790	6,046,931
			28,872,785
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (n)		4,500,000	4,477,500
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (n)		1,882,000	1,793,791
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (n)		1,646,368	1,628,884
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (n)		7,355,193	5,694,170
Party City Holdings, Inc. Tranche B, term loan 8/19/22 (s)		3,655,000	3,648,165
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (n)		1,344,958	1,341,596
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (n)		11,214,893	11,191,566
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)		$ 3,137,000	$ 2,670,371
Staples, Inc. Tranche B, term loan 4/24/21 (s)		3,000,000	2,985,000
			35,431,043
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (n)		1,474,714	1,405,889
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (n)		2,445,180	2,448,236
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (n)		4,026,009	4,026,009
			7,880,134
TOTAL CONSUMER DISCRETIONARY			358,800,816
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (n)		1,332,000	1,308,690
Tranche B 1LN, term loan 5.75% 11/13/21 (n)		6,357,861	6,353,919
			7,662,609
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (n)		3,736,436	3,732,625
Tranche B 3LN, term loan 5% 8/25/19 (n)		1,693,236	1,692,186
Tranche B 4LN, term loan 5.5% 8/25/21 (n)		15,960,260	15,956,270
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (n)		653,000	646,470
Tranche B 1LN, term loan 4.5% 9/26/19 (n)		5,968,867	5,941,828
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (n)		1,478,476	1,452,603
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (n)		1,129,000	1,120,533
Tranche B 1LN, term loan 4.75% 10/21/21 (n)		3,428,800	3,412,719
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (n)		6,695,838	6,695,838
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (n)		2,913,000	2,854,740
Tranche B 1LN, term loan 4.5% 6/30/21 (n)		3,400,867	3,362,607
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (n)		$ 2,378,000	$ 2,367,608
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (n)		1,118,958	1,121,577
			50,357,604
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (n)		1,481,000	1,486,554
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (n)		2,119,101	2,111,154
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (n)		1,070,000	1,069,668
Tranche B 2LN, term loan 8.5% 8/3/23 (n)		125,000	125,156
JBS U.S.A. LLC Tranche B, term loan 8/18/22 (s)		3,540,000	3,524,530
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (n)		480,696	479,696
			8,796,758
Household Products - 0.0%
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (n)		2,429,444	2,335,303
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5088% 9/3/21 (n)		289,703	289,040
Revlon Consumer Products Corp. term loan 4% 8/19/19 (n)		2,652,718	2,641,125
			2,930,165
TOTAL CONSUMER STAPLES			72,082,439
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (n)		8,938,420	6,435,663
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (n)		4,106,261	3,161,821
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (n)		6,113,277	5,058,737
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (n)		2,328,212	1,639,061
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (n)		$ 2,112,223	$ 1,522,554
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (n)		1,114,343	759,425
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (n)		417,737	325,835
			18,903,096
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (n)		978,701	972,281
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (n)		1,468,469	1,468,469
Chelsea Petroleum Products I LLC Tranche B, term loan 7/22/22 (s)		2,385,000	2,346,244
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (n)		4,612,000	3,973,238
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (n)		2,453,505	2,458,608
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (n)		533,313	531,479
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (n)		5,952,913	5,446,916
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (n)		1,937,824	1,908,155
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (n)		4,629,000	1,747,448
Tranche B 1LN, term loan 3.875% 9/30/18 (n)		1,833,674	1,603,328
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (n)		1,105,000	1,051,595
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (n)		5,856,496	5,622,236
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (n)		9,096,000	8,777,640
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (n)		521,367	517,889
Panda Sherman Power, LLC term loan 9% 9/14/18 (n)		3,767,028	3,578,677
Panda Temple Power, LLC term loan 7.25% 4/3/19 (n)		1,020,000	951,150
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (n)		6,895,944	5,062,795
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (n)		1,291,763	1,278,845
Bank Loan Obligations - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (n)		$ 3,004,343	$ 2,343,388
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (n)		3,477,061	2,746,878
Tranche B, term loan 4.25% 10/1/18 (n)		727,481	571,072
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (n)		155,414	121,223
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (n)		1,717,327	1,640,047
Targa Resources Corp. term loan 5.75% 2/27/22 (n)		1,470,512	1,468,673
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (n)		1,804,221	1,805,718
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (n)		837,747	832,512
			60,826,504
TOTAL ENERGY			79,729,600
FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (n)		931,384	925,563
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (n)		2,505,000	2,436,113
Tranche B 1LN, term loan 4.75% 11/15/21 (n)		1,989,015	1,924,372
			5,286,048
Consumer Finance - 0.0%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (n)		2,000,000	1,998,760
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (n)		1,618,000	1,615,169
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (n)		634,249	604,122
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (n)		8,004,735	7,937,175
			10,156,466
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (n)		$ 2,500,000	$ 2,489,075
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (n)		690,000	681,665
			3,170,740
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/12/16 (n)		331,828	331,828
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (n)		1,882,000	1,886,705
Tranche B 1LN, term loan 11/4/21 (s)		500,000	494,585
Tranche B 1LN, term loan 5.5% 11/4/21 (n)		3,745,180	3,704,620
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (n)		16,957	16,788
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (n)		8,718,645	8,685,950
			15,120,476
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (n)		3,523,844	3,499,318
TOTAL FINANCIALS			39,231,808
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (n)		1,490,000	1,488,972
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (n)		1,150,000	1,143,100
Hill-Rom Holdings, Inc. Tranche B, term loan 7/30/22 (s)		1,500,000	1,500,315
			4,132,387
Health Care Providers & Services - 0.2%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (n)		2,426,568	2,423,851
Community Health Systems, Inc.:
Tranche F, term loan 3.5749% 12/31/18 (n)		997,500	996,253
Tranche G, term loan 3.75% 12/31/19 (n)		1,980,760	1,977,056
Tranche H, term loan 4% 1/27/21 (n)		7,019,240	7,032,015
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (n)		1,000,000	996,670
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (n)		1,882,000	1,898,468
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Dialysis Newco, Inc.: - continued
Tranche B 1LN, term loan 4.5% 4/23/21 (n)		$ 4,105,266	$ 4,088,147
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (n)		1,887,166	1,884,335
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (n)		2,152,000	2,184,280
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (n)		2,620,663	2,615,107
Tranche B 5LN, term loan 2.948% 3/31/17 (n)		4,331,954	4,321,688
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (n)		5,550,018	5,272,517
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (n)		5,635,000	5,596,964
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (n)		2,567,035	2,562,235
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (n)		455,448	449,400
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (n)		590,000	588,525
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (n)		227,855	227,570
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (n)		540,000	540,675
Tranche B 2LN, term loan 4.25% 7/3/19 (n)		1,638,661	1,633,204
			47,288,960
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (n)		7,100,141	7,012,525
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (n)		1,451,625	1,444,367
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (n)		730,000	730,460
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (n)		1,780,800	1,780,355
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (s)		3,000,000	2,999,460
Genoa, a QoL Healthcare Co. LLC:
Tranche 1LN, term loan 4.5% 4/30/22 (n)		1,510,000	1,507,176
Tranche 2LN, term loan 8.75% 4/30/23 (n)		1,000,000	1,000,000
Grifols, S.A. Tranche B, term loan 3.198% 2/27/21 (n)		1,486,474	1,483,263
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (n)		$ 1,065,000	$ 1,063,669
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (n)		2,625,000	2,615,156
Tranche B 1LN, term loan 4.25% 1/28/21 (n)		8,199,843	8,111,038
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (n)		3,811,711	3,807,899
Valeant Pharmaceuticals International, Inc.:
Tranche BD 2LN, term loan 3.5% 2/13/19 (n)		1,882,000	1,875,131
Tranche E, term loan 3.75% 8/5/20 (n)		1,882,000	1,875,526
			30,293,500
TOTAL HEALTH CARE			88,727,372
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (n)		509,394	506,633
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (n)		271,338	269,302
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (n)		2,017,819	2,014,449
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (n)		3,666,862	3,626,930
Tranche D, term loan 3.75% 6/4/21 (n)		6,073,277	6,004,953
			12,422,267
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (n)		1,985,000	1,968,465
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (n)		1,567,010	1,557,216
			3,525,681
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (n)		7,013,682	6,851,526
Tranche 2LN, term loan 7.75% 4/1/22 (n)		1,260,000	1,232,444
Jeld-Wen, Inc. Tranche B, term loan 5% 7/1/22 (n)		1,000,000	996,880
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Building Products - continued
LBM Borrower LLC Tranche B 1LN, term loan 7.5% 8/20/22 (n)		$ 6,615,000	$ 6,482,700
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (n)		872,582	862,547
			16,426,097
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (n)		3,598,919	3,562,930
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (n)		1,493,438	1,486,509
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (n)		4,886,176	4,389,399
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (n)		3,213,302	3,159,737
Tranche DD, term loan 4.0032% 11/8/20 (n)		750,389	737,880
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (n)		7,261,424	6,989,120
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (n)		2,145,000	2,131,594
Metal Services LLC Tranche B, term loan 6% 6/30/17 (n)		1,111,359	1,101,167
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (n)		612,889	607,784
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (n)		560,000	546,700
Tranche B 1LN, term loan 4% 12/18/20 (n)		4,421,612	4,349,053
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (n)		555,182	551,018
			29,612,891
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (n)		9,257,383	9,309,502
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (n)		3,250,000	3,266,250
			12,575,752
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (n)		1,374,691	1,361,810
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (n)		825,432	827,495
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Machinery - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (n)		$ 1,287,713	$ 1,260,349
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (n)		1,520,360	1,520,360
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (n)		2,973,548	2,969,206
Rexnord LLC Tranche B, term loan 4% 8/21/20 (n)		3,449,756	3,413,534
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (n)		1,120,356	1,071,340
			11,062,284
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (n)		2,205,718	2,197,446
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (n)		1,097,415	764,536
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (n)		2,036,582	2,031,491
			4,993,473
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (n)		2,125,000	2,122,875
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (n)		1,200,873	1,197,871
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (n)		285,000	283,575
Tranche B 1LN, term loan 5.5% 3/18/21 (n)		872,813	864,084
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (n)		1,995,000	1,994,003
			6,462,408
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (n)		1,123,254	1,112,022
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (n)		2,223,712	2,139,211
			3,251,233
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (n)		2,343,787	2,330,615
TOTAL INDUSTRIALS			104,024,511
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (n)		$ 1,752,721	$ 1,742,871
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (n)		1,785,000	1,772,166
			3,515,037
Electronic Equipment & Components - 0.1%
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (n)		660,672	659,020
CPI Acquisition, Inc. Tranche B, term loan 8/14/22 (s)		1,500,000	1,475,625
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)		4,955,498	4,808,617
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (s)		670,000	665,813
Tranche B 1LN, term loan 7/31/22 (s)		1,345,000	1,338,275
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (n)		4,330,000	4,091,850
			13,039,200
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (n)		4,084,908	4,064,484
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (n)		946,343	939,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (n)		748,221	744,951
			5,748,680
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (n)		1,482,550	1,426,584
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (n)		1,867,451	1,851,409
First Data Corp. term loan 3.7004% 3/24/17 (n)		7,113,000	7,089,883
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (n)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (n)		1,164,121	1,158,300
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (n)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (n)		880,553	874,503
			13,619,369
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (n)		$ 1,594,269	$ 1,592,276
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (n)		2,673,001	2,668,831
NXP BV Tranche D, term loan 3.25% 1/11/20 (n)		1,867,496	1,856,609
			6,117,716
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (n)		455,667	454,300
Tranche B 2LN, term loan 7.5% 1/23/22 (n)		116,000	115,246
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (n)		2,135,000	2,118,988
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (n)		671,591	613,948
5% 9/10/20 (n)		10,689,020	9,811,024
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (n)		3,000,000	2,988,210
Hyland Software, Inc. Tranche B 1LN, term loan 4.75% 7/1/22 (n)		180,000	179,494
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (n)		985,000	978,026
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (n)		12,974,594	13,179,982
Tranche B 1LN, term loan 4.5% 10/30/19 (n)		3,680,000	3,678,859
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (n)		3,726,134	3,629,887
Tranche 2LN, term loan 8% 4/9/22 (n)		1,693,000	1,640,805
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (n)		3,210,762	3,213,042
Tranche B 2LN, term loan 4% 7/8/22 (n)		520,179	520,549
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (n)		931,000	924,790
Tranche B 1LN, term loan 4.75% 11/12/21 (n)		923,934	922,086
			44,969,236
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (n)		$ 14,733,075	$ 14,645,119
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (n)		2,568,960	2,552,904
			17,198,023
TOTAL INFORMATION TECHNOLOGY			104,207,261
MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (n)		1,770,563	1,761,710
AgroFresh, Inc. Tranche B, term loan 5.75% 7/31/21 (n)		2,500,000	2,496,875
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (n)		1,117,357	1,106,183
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (n)		781,000	772,800
Tranche B 1LN, term loan 4.5% 6/12/21 (n)		625,180	623,505
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (n)		992,015	987,055
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (n)		751,971	706,853
Tranche B 1LN, term loan 4.5% 12/2/19 (n)		1,482,473	1,437,999
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (n)		2,210,890	2,199,836
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (n)		1,129,000	1,126,178
Tranche B 1LN, term loan 6% 12/5/21 (n)		4,108,355	4,094,222
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (n)		1,113,206	1,112,860
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (n)		2,135,000	2,125,222
Tranche B 2LN, term loan 8.5% 6/19/23 (n)		500,000	498,125
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (n)		4,104,375	4,124,897
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (n)		2,410,000	2,322,638
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (n)		1,620,000	1,615,140
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Chemicals - continued
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (n)		$ 512,923	$ 510,553
Univar, Inc. Tranche B, term loan 4% 7/1/22 (n)		1,235,000	1,225,738
			30,848,389
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (n)		2,408,602	2,409,349
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (n)		4,754,924	4,731,150
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (n)		1,129,000	1,115,825
Tranche B 1LN, term loan 4.5% 10/1/21 (n)		5,609,739	5,606,261
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)		3,552,000	3,520,920
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (n)		2,175,494	2,175,494
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (n)		730,000	727,810
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (n)		752,000	753,880
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (n)		3,519,049	3,328,422
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (n)		9,135,595	9,127,647
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (n)		2,708,667	2,674,808
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (n)		732,664	725,338
			36,896,904
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (n)		2,614,761	1,838,177
Tranche B 2LN, term loan 8.75% 12/19/20 (n)		1,296,000	874,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (n)		1,615,000	1,604,503
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (n)		3,596,880	3,106,805
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (n)		15,116,357	12,185,447
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (n)		1,700,010	1,685,135
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (n)		531,924	518,961
Bank Loan Obligations - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (n)		$ 780,000	$ 709,153
Tranche B 2LN, term loan 7.5% 4/16/20 (n)		6,355,000	4,758,306
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (n)		752,000	682,440
Walter Energy, Inc. Tranche B, term loan 5.8% 4/1/18 (n)		4,707,000	1,908,877
			29,872,604
TOTAL MATERIALS			97,617,897
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (n)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (n)		12,993,045	13,041,769
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (n)		6,807,181	6,821,340
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (n)		2,992,500	2,983,523
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (n)		3,764,000	3,726,360
Tranche B 3LN, term loan 4% 8/1/19 (n)		2,742,000	2,737,887
Tranche B 4LN, term loan 4% 1/15/20 (n)		3,011,000	3,008,170
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (n)		163,000	162,865
Tranche B 1LN, term loan 4% 4/11/20 (n)		8,914,096	8,858,383
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (n)		3,724,000	3,337,635
Tranche B 1LN, term loan 4.75% 4/30/20 (n)		2,824,628	2,717,829
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (n)		1,000,000	971,250
			51,014,181
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (n)		1,501,379	1,494,893
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (n)		1,382,317	1,299,378
Tranche D-2, term loan 3.7818% 3/31/19 (n)		5,012,683	4,724,454
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (n)		$ 4,150,000	$ 4,072,188
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (n)		1,882,000	1,731,440
			13,322,353
TOTAL TELECOMMUNICATION SERVICES			64,336,534
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (n)		161,490	161,652
6.375% 8/13/19 (n)		2,444,528	2,446,972
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (n)		3,011,587	2,940,815
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (n)		3,589,368	3,409,900
Tranche C, term loan 5.25% 3/14/21 (n)		263,000	249,850
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (n)		6,215,916	6,200,376
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (n)		5,064,411	4,853,377
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (n)		3,042,000	3,042,000
InterGen NV Tranche B, term loan 5.5% 6/13/20 (n)		4,396,131	4,132,363
Longview Power LLC Tranche B, term loan 7% 4/13/21 (n)		2,000,000	2,002,500
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (n)		554,215	556,293
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (n)		2,006,000	2,000,985
TXU Energy LLC Tranche B, term loan 4.6741% 10/10/17 (d)(n)		1,088,000	490,840
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (n)		589,990	583,352
			33,071,275
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (n)		4,052,000	3,835,907
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - continued
Gas Utilities - continued
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (n)		$ 2,642,653	$ 2,191,209
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (n)		1,815,450	1,812,418
			7,839,534
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (n)		2,516,064	2,511,132
Tranche B 4LN, term loan 4% 10/31/20 (n)		3,727,081	3,714,856
Tranche B 5LN, term loan 3.5% 5/28/22 (n)		1,500,000	1,478,910
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (n)		2,653,000	2,653,000
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (n)		466,891	471,560
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (n)		2,799,716	2,624,734
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (n)		2,902,415	2,851,623
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 8/11/22 (s)		3,000,000	2,970,000
			19,275,815
TOTAL UTILITIES			60,186,624
TOTAL BANK LOAN OBLIGATIONS (Cost $1,092,574,461)			1,068,944,862
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (n)		904,290	886,205
Goldman Sachs 1.25% 12/14/19 (n)		775,000	759,500
Mizuho 1.25% 12/14/19 (n)		363,384	356,116
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,875,319)			2,001,821
Bank Notes - 1.2%
		Principal Amount (e)	Value
Bank of America NA:
1.65% 3/26/18		$ 22,324,000	$ 22,212,693
1.75% 6/5/18		84,682,000	84,232,169
5.3% 3/15/17		3,467,000	3,644,614
Barclays Bank PLC 2.5% 2/20/19		7,200,000	7,266,816
Capital One NA 1.65% 2/5/18		18,801,000	18,561,926
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	22,850,439
3.1% 6/4/20		22,584,000	22,536,641
8.7% 11/18/19		2,958,000	3,535,484
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,209,555
KeyBank NA 6.95% 2/1/28		1,977,000	2,523,678
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,309,889
Regions Bank 7.5% 5/15/18		24,647,000	27,954,430
Wachovia Bank NA 6% 11/15/17		2,243,000	2,450,439
TOTAL BANK NOTES (Cost $242,512,420)			245,288,773
Preferred Securities - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (i)(n)	EUR	2,150,000	2,343,384
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		1,725,000	1,627,629
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (i)(n)	EUR	2,150,000	2,299,559
FINANCIALS - 0.8%
Banks - 0.7%
BAC Capital Trust XIV 4% (i)(n)		1,245,000	967,734
Banco Do Brasil SA 9% (h)(i)(n)		1,415,000	1,147,484
Bank of America Corp.:
6.1% (i)(n)		3,225,000	3,238,216
6.25% (i)(n)		3,680,000	3,755,700
6.5% (i)(n)		3,000,000	3,159,795
Bank of Ireland 7.375% (Reg. S) (i)(n)	EUR	2,000,000	2,326,877
Barclays Bank PLC 7.625% 11/21/22		20,775,000	24,126,874
Barclays PLC:
6.625% (i)(n)		7,940,000	7,862,515
8.25% (i)(n)		5,470,000	5,897,920
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Banks - continued
BNP Paribas SA:
7.375% (h)(i)(n)		$ 3,830,000	$ 3,931,898
7.375% 12/29/49 (Reg. S) (n)		3,100,000	3,182,476
Citigroup, Inc.:
5.875% (i)(n)		4,305,000	4,378,134
5.95% (i)(n)		2,285,000	2,273,527
5.95% (i)(n)		6,945,000	6,787,466
6.3% (i)(n)		7,100,000	7,019,488
Credit Agricole SA:
6.625% (h)(i)(n)		14,035,000	13,938,915
6.625% (Reg. S) (i)(n)		2,850,000	2,830,489
8.125% 9/19/33 (Reg. S) (n)		2,500,000	2,861,487
JPMorgan Chase & Co.:
5.3% (i)(n)		3,245,000	3,260,582
6% (i)(n)		10,455,000	10,403,293
6.75% (i)(n)		10,085,000	10,697,020
Royal Bank of Scotland Group PLC:
7.5% (i)(n)		2,285,000	2,300,980
8% (i)(n)		1,140,000	1,169,689
Wells Fargo & Co. 5.875% (i)(n)		2,000,000	2,072,541
			129,591,100
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (h)(i)(n)		5,000,000	4,864,037
Deutsche Bank AG 7.5% (i)(n)		7,600,000	7,670,144
Goldman Sachs Group, Inc. 5.375% (i)(n)		3,250,000	3,245,271
UBS Group AG:
6.875% (Reg. S) (i)(n)		1,950,000	1,944,259
7.125% (Reg. S) (i)(n)		1,700,000	1,836,629
			19,560,340
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)		650,000	496,336
8.625% (Reg. S) (i)		200,000	152,719
			649,055
TOTAL FINANCIALS			149,800,495
Preferred Securities - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (h)(i)		$ 4,705,000	$ 3,369,267
7.5% (Reg. S) (i)		100,000	71,610
			3,440,877
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		2,100,000	1,035,971
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (i)(n)		2,700,000	2,764,547
TOTAL PREFERRED SECURITIES (Cost $163,665,548)			163,312,462
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $1,185,530,172)	1,185,530,172	1,185,530,172
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $110,825,000)	$ 110,825,462	110,825,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)	Value
Put Options - 0.0%
Option on a credit default swap with Morgan Stanley Capital Group, Inc. to buy protection on the 5-Year iTraxx Europe Crossover Series 23 Index expiring June 2020 exercise rate 3.125% (Cost $172,578)	9/16/15	EUR	17,600,000	$ 206,315
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $21,131,127,040)		21,078,070,800
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(808,453,417)
NET ASSETS - 100%		$ 20,269,617,383
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 9/1/45	$ (700,000)	(703,008)
3% 9/1/45	(700,000)	(703,008)
3% 9/1/45	(2,100,000)	(2,109,023)
3% 9/1/45	(33,200,000)	(33,342,657)
3% 9/1/45	(12,950,000)	(13,005,645)
3% 9/1/45	(9,700,000)	(9,741,680)
3% 9/1/45	(27,500,000)	(27,618,165)
3% 9/1/45	(11,000,000)	(11,047,266)
3.5% 9/1/45	(21,300,000)	(22,072,123)
3.5% 9/1/45	(21,300,000)	(22,072,123)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(13,200,000)	(14,018,812)
4% 9/1/45	(700,000)	(743,422)
4% 9/1/45	(3,600,000)	(3,823,312)
4% 9/1/45	(28,000,000)	(29,736,874)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(66,500,000)	(72,038,200)
4.5% 9/1/45	(10,000,000)	(10,832,812)
TOTAL FANNIE MAE		(346,389,752)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Freddie Mac
3% 9/1/45	$ (1,500,000)	$ (1,502,109)
3% 9/1/45	(3,200,000)	(3,204,500)
TOTAL FREDDIE MAC		(4,706,609)
Ginnie Mae
3.5% 9/1/45	(31,500,000)	(32,799,372)
3.5% 9/1/45	(20,000,000)	(20,824,998)
TOTAL GINNIE MAE		(53,624,370)
TOTAL TBA SALE COMMITMENTS (Proceeds $404,373,664)	$ (404,720,731)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	Sept. 2015	$ 1,313,218	$ (3,300)
21 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2015	3,572,005	(57,360)
2 OSE Japan 10 Year Bond Contracts (Japan)	Sept. 2015	2,440,879	20,099
64 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2015	6,879,659	(118,481)
TOTAL BOND INDEX CONTRACTS		$ 14,205,761	$ (159,042)
Treasury Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2015	1,924,905	80,165
96 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	20,973,000	(55,692)
24 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	2,866,500	(23,111)
50 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	7,920,313	(286,818)
TOTAL TREASURY CONTRACTS		$ 33,684,718	$ (285,456)
TOTAL PURCHASED		$ 47,890,479	$ (444,498)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bund Contracts (Germany)	Sept. 2015	$ 515,370	$ (5,052)
20 ICE Long Gilt Contracts (United Kingdom)	Dec. 2015	3,596,561	19,791
112 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2015	19,051,124	22,345
TOTAL BOND INDEX CONTRACTS		$ 23,163,055	$ 37,084
Treasury Contracts
10 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,270,625	9,883
38 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	5,875,750	182,799
TOTAL TREASURY CONTRACTS		$ 7,146,375	$ 192,682
TOTAL SOLD		$ 30,309,430	$ 229,766
		$ 78,199,909	$ (214,732)
The face value of futures purchased as a percentage of net assets is 0.2%
The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
11/20/15	AUD	Credit Suisse Intl.	Sell	204,000	$ 149,743	$ 5,155
11/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	135,000	102,856	262
11/20/15	EUR	Credit Suisse Intl.	Buy	127,000	145,663	(2,968)
11/20/15	EUR	Credit Suisse Intl.	Buy	211,000	233,130	3,947
11/20/15	EUR	Credit Suisse Intl.	Buy	404,000	453,573	356
11/20/15	EUR	Credit Suisse Intl.	Sell	237,000	267,054	764
11/20/15	EUR	Credit Suisse Intl.	Sell	1,603,000	1,771,357	(29,753)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	194,000	226,297	(8,321)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	67,385,000	74,790,342	(922,557)
11/20/15	GBP	Credit Suisse Intl.	Buy	174,000	272,420	(5,534)
11/20/15	GBP	Credit Suisse Intl.	Buy	231,000	354,868	(553)
11/20/15	GBP	Credit Suisse Intl.	Sell	288,000	453,631	11,888
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	33,946,000	52,958,340	890,873
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	14,350,000	115,567	(2,940)
						$ (59,381)

For the period, the average contract value for foreign currency contracts was $177,993,164. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,600,000	$ (8,869)	$ 30,763	$ 21,894
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(78,250)	8,252	(69,998)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(6,470)	(28,271)	(34,741)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(1,008)	(1,718)	(2,726)
Standard Chartered Bank		Sep. 2020	Citibank, N.A.	(1%)	EUR	2,700,000	155,943	(145,356)	10,587
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(57,598)	(53,854)	(111,452)
TOTAL BUY PROTECTION							3,748	(190,184)	(186,436)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	342,816	(369,344)	(26,528)
Italy Republic Of	A2	Sep. 2020	JPMorgan Chase Bank, N.A.	1%		2,800,000	(13,065)	21,241	8,176
Pemex Project Funding Master Trust	A3	Sep. 2020	Barclays Bank PLC	1%		3,550,000	(191,039)	170,506	(20,533)
TOTAL SELL PROTECTION							138,712	(177,597)	(38,885)
TOTAL CREDIT DEFAULT SWAPS							$ 142,460	$ (367,781)	$ (225,321)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/(Depreciation)
LCH	Sep. 2020	$ 35,400,000	3-month LIBOR	2.25%	$ (657,215)	$ 0	$ (657,215)
LCH	Sep. 2025	20,500,000	3-month LIBOR	2.75%	(686,088)	0	(686,088)
LCH	Sep. 2045	8,700,000	3-month LIBOR	3%	(543,452)	0	(543,452)
TOTAL INTEREST RATE SWAPS					$ (1,886,755)	$ 0	$ (1,886,755)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,370,236,323 or 11.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $873,986.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,713,112.

(m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $182,501.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) The coupon rate will be determined upon settlement of the loan after period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$110,825,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 110,825,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 913,060
Fidelity Floating Rate Central Fund	17,840,584
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 23,016,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,208	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,107	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 846,728	$ 846,728	$ -	$ -
Financials	12,705,468	12,459,374	246,094	-
Materials	2,680,932	2,680,932	-	-
Telecommunication Services	451,792	317,384	-	134,408
Corporate Bonds	8,951,784,547	-	8,951,772,409	12,138
U.S. Government and Government Agency Obligations	3,844,418,792	-	3,844,418,792	-
U.S. Government Agency - Mortgage Securities	2,844,544,800	-	2,844,544,800	-
Asset-Backed Securities	153,200,820	-	149,424,222	3,776,598
Collateralized Mortgage Obligations	594,721,855	-	594,721,855	-
Commercial Mortgage Securities	1,364,361,739	-	1,363,122,289	1,239,450
Municipal Securities	307,210,465	-	307,210,465	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 224,958,802	$ -	$ 223,345,807	$ 1,612,995
Supranational Obligations	74,655	-	74,655	-
Bank Loan Obligations	1,068,944,862	-	1,057,929,638	11,015,224
Sovereign Loan Participations	2,001,821	-	-	2,001,821
Bank Notes	245,288,773	-	245,288,773	-
Preferred Securities	163,312,462	-	163,312,462	-
Money Market Funds	1,185,530,172	1,185,530,172	-	-
Cash Equivalents	110,825,000	-	110,825,000	-
Purchased Swaptions	206,315	-	206,315	-
Total Investments in Securities:	$ 21,078,070,800	$ 1,201,834,590	$ 19,856,443,576	$ 19,792,634
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 913,245	$ -	$ 913,245	$ -
Futures Contracts	335,082	335,082	-	-
Swaps	498,759	-	498,759	-
Total Assets	$ 1,747,086	$ 335,082	$ 1,412,004	$ -
Liabilities
Foreign Currency Contracts	$ (972,626)	$ -	$ (972,626)	$ -
Futures Contracts	(549,814)	(549,814)	-	-
Swaps	(2,243,054)	-	(2,243,054)	-
Total Liabilities	$ (3,765,494)	$ (549,814)	$ (3,215,680)	$ -
Total Other Derivative Instruments:	$ (2,018,408)	$ (214,732)	$ (1,803,676)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (404,720,731)	$ -	$ (404,720,731)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 206,315	$ -
Swaps (d)	498,759	(356,299)
Total Credit Risk	705,074	(356,299)
Foreign Exchange Risk
Foreign Currency Contracts (a)	913,245	(972,626)
Interest Rate Risk
Futures Contracts (b)	335,082	(549,814)
Swaps (d)	-	(1,886,755)
Total Interest Rate Risk	335,082	(2,436,569)
Total Value of Derivatives	$ 1,953,401	$ (3,765,494)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
United Kingdom	2.6%
Mexico	1.8%
Luxembourg	1.2%
Others (Individually Less Than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $108,651,950 and repurchase agreements of $110,825,000) - See accompanying schedule: Unaffiliated issuers (cost $19,945,596,868)	$ 19,892,540,628
Fidelity Central Funds (cost $1,185,530,172)	1,185,530,172
Total Investments (cost $21,131,127,040)		$ 21,078,070,800
Cash		4,601,208
Foreign currency held at value (cost $1,296,971)		1,290,124
Receivable for investments sold		153,384,612
Receivable for TBA sale commitments		404,373,664
Unrealized appreciation on foreign currency contracts		913,245
Receivable for fund shares sold		27,302,194
Dividends receivable		242,549
Interest receivable		158,024,967
Distributions receivable from Fidelity Central Funds		188,651
Bi-lateral OTC swaps, at value		498,759
Other receivables		112,232
Total assets		21,829,003,005

Liabilities
Payable for investments purchased
Regular delivery	$ 68,454,513
Delayed delivery	790,446,815
TBA sale commitments, at value	404,720,731
Unrealized depreciation on foreign currency contracts	972,626
Payable for fund shares redeemed	173,044,860
Distributions payable	2,134,426
Bi-lateral OTC swaps, at value	356,299
Accrued management fee	5,298,334
Distribution and service plan fees payable	313,760
Payable for daily variation margin for derivative instruments	17,256
Other affiliated payables	2,448,328
Other payables and accrued expenses	352,674
Collateral on securities loaned, at value	110,825,000
Total liabilities		1,559,385,622

Net Assets		$ 20,269,617,383
Net Assets consist of:
Paid in capital		$ 20,225,298,052
Undistributed net investment income		36,361,125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,760,134
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(55,801,928)
Net Assets		$ 20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($852,242,899 ÷ 80,933,467 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class T:
Net Asset Value and redemption price per share ($101,673,134 ÷ 9,671,869 shares)	$ 10.51

Maximum offering price per share (100/96.00 of $10.51)	$ 10.95
Class B:
Net Asset Value and offering price per share ($3,305,036 ÷ 313,709 shares)A	$ 10.54

Class C:
Net Asset Value and offering price per share ($139,264,398 ÷ 13,223,547 shares)A	$ 10.53

Total Bond:
Net Asset Value, offering price and redemption price per share ($17,359,293,916 ÷ 1,648,977,386 shares)	$ 10.53

Class I:
Net Asset Value, offering price and redemption price per share ($1,266,870,294 ÷ 120,521,809 shares)	$ 10.51

Class Z:
Net Asset Value, offering price and redemption price per share ($546,967,706 ÷ 52,032,071 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015

Investment Income
Dividends		$ 6,479,130
Interest		612,468,413
Income from Fidelity Central Funds		23,016,733
Total income		641,964,276

Expenses
Management fee	$ 57,874,540
Transfer agent fees	19,640,595
Distribution and service plan fees	3,324,779
Fund wide operations fee	7,291,490
Independent trustees' compensation	75,099
Miscellaneous	43,573
Total expenses before reductions	88,250,076
Expense reductions	(7,127)	88,242,949
Net investment income (loss)		553,721,327
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,436,511
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,043,666
Futures contracts	1,751,878
Swaps	(3,476,434)
Total net realized gain (loss)		353,243,022
Change in net unrealized appreciation (depreciation) on: Investment securities	(775,667,108)
Assets and liabilities in foreign currencies	(5,291,385)
Futures contracts	(421,238)
Swaps	(1,389,874)
Delayed delivery commitments	206,650
Total change in net unrealized appreciation (depreciation)		(782,562,955)
Net gain (loss)		(429,319,933)
Net increase (decrease) in net assets resulting from operations		$ 124,401,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,721,327	$ 415,512,458
Net realized gain (loss)	353,243,022	77,368,067
Change in net unrealized appreciation (depreciation)	(782,562,955)	416,914,720
Net increase (decrease) in net assets resulting from operations	124,401,394	909,795,245
Distributions to shareholders from net investment income	(523,227,512)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(575,596,385)	(520,202,549)
Share transactions - net increase (decrease)	4,814,116,048	3,089,248,773
Total increase (decrease) in net assets	4,362,921,057	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $36,361,125 and undistributed net investment income of $23,414,948, respectively)	$ 20,269,617,383	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsD, F
Expenses before reductions	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 852,243	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Income from Investment Operations
Net investment income (loss)C	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.28	$ 11.03
Total ReturnA, B	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,673	$ 57,972	$ 52,848	$ 59,896	$ 60,500
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Income from Investment Operations
Net investment income (loss)C	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$ 10.54	$ 10.78	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,305	$ 4,460	$ 7,112	$ 11,515	$ 9,225
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)C	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.48	$ 11.29	$ 11.04
Total ReturnA, B	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,264	$ 83,818	$ 79,711	$ 102,385	$ 63,867
Portfolio turnover rateE	140%G	108%	201%	155%	168%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Income from Investment Operations
Net investment income (loss)B	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.47	$ 11.29	$ 11.04
Total ReturnA	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,359,294	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Income from Investment Operations
Net investment income (loss)B	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$ 10.51	$ 10.76	$ 10.46	$ 11.27	$ 11.02
Total ReturnA	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,266,870	$ 573,410	$ 244,911	$ 596,238	$ 531,451
Portfolio turnover rateD	140%F	108%	201%	155%	168%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond Fund Class Z

Year ended August 31,	2015 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss)D	.234
Net realized and unrealized gain (loss)	(.167)
Total from investment operations	.067
Distributions from net investment income	(.217)
Net asset value, end of period	$ 10.51
Total ReturnB, C	.59%
Ratios to Average Net AssetsE, H
Expenses before reductions	.36%A
Expenses net of fee waivers, if any	.36%A
Expenses net of all reductions	.36%A
Net investment income (loss)	3.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,968
Portfolio turnover rateF	140%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize

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3. Significant Accounting Policies - continued

Investment Valuation - continued

inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 345,834,958
Gross unrealized depreciation	(409,484,462)
Net unrealized appreciation (depreciation) on securities	$ (63,649,504)
Tax Cost	$ 21,141,720,304

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 46,977,149
Undistributed long-term capital gain	$ 64,917,805
Net unrealized appreciation (depreciation) on securities and other investments	$ (67,484,185)

At period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 565,758,842	$ 392,171,286
Long-term Capital Gains	9,837,543	128,031,263
Total	$ 575,596,385	$ 520,202,549

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ 170,483	63,753
Swaps	(135,206)	128,070
Total Credit Risk	35,277	191,823
Foreign Exchange Risk
Foreign Currency Contracts	20,954,439	(5,376,167)

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,751,878	(421,238)
Swaps	(3,341,228)	(1,517,944)
Total Interest Rate Risk	(1,589,350)	(1,939,182)
TotalsA	$ 19,400,366	$ (7,123,526)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the

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4. Derivative Instruments - continued

Credit Default Swaps - continued

reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $7,860,792,369 and $2,304,473,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,905,468	$ 92,792
Class T	-%	.25%	199,114	263
Class B	.65%	.25%	35,423	25,610
Class C	.75%	.25%	1,184,774	414,221
			$ 3,324,779	$ 532,886

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 110,705
Class T	18,730
Class B*	3,938
Class C*	29,613
$ 162,986

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,171,236.15
Class T	135,484.17
Class B	8,031.20
Class C	207,015.17
Total Bond	16,555,477.10
Class I	1,553,662.15
Class Z	9,690	.01*
	$ 19,640,595

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage-Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain (loss) of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

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Notes to Financial Statements - continued

7. Committed Line of Credit - continued

purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25,772 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $979,154.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,942.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015 A	2014
From net investment income
Class A	$ 19,261,143	$ 13,954,534
Class T	1,998,555	1,278,101
Class B	71,894	98,704

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10. Distributions to Shareholders - continued

Years ended August 31,	2015 A	2014
From net investment income
Class C	$ 2,070,818	$ 1,370,977
Total Bond	468,456,666	365,495,794
Class I	28,443,167	9,973,176
Class Z	2,925,269	-
Total	$ 523,227,512	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Class I	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class A
Shares sold	46,571,257	26,077,273	$ 499,377,221	$ 277,129,495
Reinvestment of distributions	1,930,629	1,748,624	20,670,065	18,500,215
Shares redeemed	(26,903,901)	(17,864,267)	(288,269,536)	(188,866,328)
Net increase (decrease)	21,597,985	9,961,630	$ 231,777,750	$ 106,763,382
Class T
Shares sold	6,974,914	2,788,455	$ 74,605,782	$ 29,566,996
Reinvestment of distributions	199,988	156,306	2,136,905	1,651,554
Shares redeemed	(2,893,126)	(2,607,297)	(30,963,185)	(27,459,813)
Net increase (decrease)	4,281,776	337,464	$ 45,779,502	$ 3,758,737
Class B
Shares sold	54,717	54,926	$ 586,026	$ 586,880
Reinvestment of distributions	6,657	13,145	71,357	138,775
Shares redeemed	(161,541)	(332,831)	(1,731,933)	(3,513,622)
Net increase (decrease)	(100,167)	(264,760)	$ (1,074,550)	$ (2,787,967)

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Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class C
Shares sold	8,235,348	3,017,051	$ 88,316,556	$ 32,060,704
Reinvestment of distributions	196,619	175,726	2,104,956	1,856,402
Shares redeemed	(2,989,581)	(3,020,982)	(31,990,728)	(31,912,884)
Net increase (decrease)	5,442,386	171,795	$ 58,430,784	$ 2,004,222
Total Bond
Shares sold	1,119,099,210	472,537,567	$ 12,023,173,893	$ 5,013,051,437
Reinvestment of distributions	46,138,120	43,741,412	493,997,692	463,024,654
Shares redeemed	(866,846,007)	(266,060,657)	(9,307,894,830)	(2,814,029,450)
Net increase (decrease)	298,391,323	250,218,322	$ 3,209,276,755	$ 2,662,046,641
Class I
Shares sold	96,458,549	37,515,573	$ 1,031,052,872	$ 397,915,160
Reinvestment of distributions	2,698,883	1,097,010	28,838,468	11,632,287
Shares redeemed	(31,950,235)	(8,713,037)	(340,167,664)	(92,083,689)
Net increase (decrease)	67,207,197	29,899,546	$ 719,723,676	$ 317,463,758
Class Z
Shares sold	56,087,638	-	$ 592,975,149	$ -
Reinvestment of distributions	276,639	-	2,920,079	-
Shares redeemed	(4,332,206)	-	(45,693,097)	-
Net increase (decrease)	52,032,071	-	$ 550,202,131	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 24% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversee 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation, and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006- present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay on October 12, 2015, to shareholders of record at the opening of business on October 9, 2015, a distribution of $0.059 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015 $74,755,347, or, if subsequently determined to be different, the net capital gain of such year.

A total of 12.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $322,364,085 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TBD-UANN-1015
1.789712.112

Item 2. Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund and Fidelity Total Bond Fund (the "Funds"):

Services Billed by PwC

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$81,000	$-	$4,900	$3,100
Fidelity Intermediate Government Income Fund	$77,000	$-	$3,300	$1,900
Fidelity Total Bond Fund	$179,000	$-	$13,300	$8,100

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$81,000	$-	$4,000	$3,100
Fidelity Intermediate Government Income Fund	$77,000	$-	$3,400	$1,900
Fidelity Total Bond Fund	$170,000	$-	$7,600	$6,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$4,730,000	$4,935,000
Tax Fees	$-	$-
All Other Fees	$-	$20,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2015 A	August 31, 2014 A
PwC	$6,085,000	$6,090,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2015